UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10183

MET INVESTORS SERIES TRUST

(Exact name of registrant as specified in charter)

5 Park Plaza, Suite 1900

Irvine, California 92614

(Address of principal executive offices) (Zip code)

(Name and Address of Agent for Service)	Copy to:

Elizabeth M. Forget	David C. Mahaffey, Esq.
President	Sullivan & Worcester LLP
Met Investors Series Trust	1666 K Street, N.W.
5 Park Plaza, Suite 1900	Washington, D.C. 20006
Irvine, California 92614

Registrant’s telephone number, including area code: (800) 848-3854

Date of fiscal year end: December 31

Date of reporting period: September 30, 2011

Met Investors Series Trust Schedule of Investments	September 30, 2011

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio	MIST-1
American Funds Balanced Allocation Portfolio	MIST-26
American Funds Bond Portfolio	MIST-29
American Funds Growth Allocation Portfolio	MIST-31
American Funds Growth Portfolio	MIST-34
American Funds International Portfolio	MIST-36
American Funds Moderate Allocation Portfolio	MIST-38
AQR Global Risk Balanced Portfolio	MIST-41
Batterymarch Growth and Income Portfolio	MIST-48
BlackRock Global Tactical Strategies Portfolio	MIST-52
BlackRock High Yield Portfolio	MIST-55
BlackRock Large Cap Core Portfolio	MIST-70
Clarion Global Real Estate Portfolio	MIST-74
Dreman Small Cap Value Portfolio	MIST-77
Goldman Sachs Mid Cap Value Portfolio	MIST-81
Harris Oakmark International Portfolio	MIST-85
Invesco Small Cap Growth Portfolio	MIST-88
Janus Forty Portfolio	MIST-92
Lazard Mid Cap Portfolio	MIST-95
Legg Mason ClearBridge Aggressive Growth Portfolio	MIST-98
Loomis Sayles Global Markets Portfolio	MIST-101
Lord Abbett Bond Debenture Portfolio	MIST-111
Lord Abbett Mid Cap Value Portfolio	MIST-127
Met/Eaton Vance Floating Rate Portfolio	MIST-131
Met/Franklin Income Portfolio	MIST-143
Met/Franklin Low Duration Total Return Portfolio	MIST-152
Met/Franklin Mutual Shares Portfolio	MIST-162
Met/Franklin Templeton Founding Strategy Portfolio	MIST-170
Met/Templeton Growth Portfolio	MIST-173
Met/Templeton International Bond Portfolio	MIST-178
MetLife Aggressive Strategy Portfolio	MIST-190
MetLife Balanced Plus Portfolio	MIST-194
MetLife Balanced Strategy Portfolio	MIST-199
MetLife Defensive Strategy Portfolio	MIST-203
MetLife Growth Strategy Portfolio	MIST-207
MetLife Moderate Strategy Portfolio	MIST-211
MFS® Emerging Markets Equity Portfolio	MIST-215
MFS® Research International Portfolio	MIST-219
Morgan Stanley Mid Cap Growth Portfolio	MIST-223
Oppenheimer Capital Appreciation Portfolio	MIST-227
PIMCO Inflation Protected Bond Portfolio	MIST-231
PIMCO Total Return Portfolio	MIST-247
Pioneer Fund Portfolio	MIST-280
Pioneer Strategic Income Portfolio	MIST-285
Pyramis® Government Income Portfolio	MIST-312
Rainier Large Cap Equity Portfolio	MIST-316
RCM Technology Portfolio	MIST-320
SSgA Growth and Income ETF Portfolio	MIST-323
SSgA Growth ETF Portfolio	MIST-326
T. Rowe Price Large Cap Value Portfolio	MIST-329
T. Rowe Price Mid Cap Growth Portfolio	MIST-333
Third Avenue Small Cap Value Portfolio	MIST-338
Turner Mid Cap Growth Portfolio	MIST-342
Van Kampen Comstock Portfolio	MIST-345
Notes to Schedule of Investments	MIST-348

Not all Portfolios are available under every product.

Refer to your prospectus for information on the portfolios that are available.

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stocks—24.7% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.4%
BAE Systems plc	51,998	$214,771
Boeing Co. (The)	10,595	641,103
Cobham plc	17,318	47,061
Elbit Systems, Ltd.	360	14,047
European Aeronautic Defence and Space Co. N.V.	6,216	175,063
Finmeccanica S.p.A.	6,157	42,662
General Dynamics Corp.	5,200	295,828
Goodrich Corp.	1,870	225,672
Honeywell International, Inc.	11,220	492,670
ITT Corp.	2,600	109,200
L-3 Communications Holdings, Inc.	1,505	93,265
Lockheed Martin Corp.	4,005	290,923
Northrop Grumman Corp.	4,005	208,901
Precision Castparts Corp.	2,125	330,353
Raytheon Co.	5,095	208,233
Rockwell Collins, Inc.	2,235	117,919
Rolls-Royce Holdings plc*	28,485	261,658
Safran S.A.	2,538	78,266
Singapore Technologies Engineering, Ltd.	23,000	49,005
Textron, Inc.	3,950	69,678
Thales S.A.	1,515	47,525
United Technologies Corp.	13,045	917,846

		4,931,649

Air Freight & Logistics—0.2%
C.H. Robinson Worldwide, Inc.	2,340	160,220
Deutsche Post AG	12,877	165,210
Expeditors International of Washington, Inc.	3,065	124,286
FedEx Corp.	4,570	309,298
PostNL N.V.	4,167	18,317
TNT Express N.V.	5,360	37,125
Toll Holdings, Ltd.	10,264	43,339
United Parcel Service, Inc. - Class B	14,080	889,152
Yamato Holdings Co., Ltd.	6,100	111,151

		1,858,098

Airlines—0.0%
Air France-KLM*	2,055	15,089
All Nippon Airways Co., Ltd.	12,000	37,546
Cathay Pacific Airways, Ltd.	17,000	27,555
Deutsche Lufthansa AG	3,484	45,116
International Consolidated Airlines Group S.A.*	14,114	33,359
Qantas Airways, Ltd.*	13,489	18,185
Ryanair Holdings plc (ADR)*	700	18,025
Singapore Airlines, Ltd.	8,000	69,583
Southwest Airlines Co.	11,525	92,661

		357,119

Auto Components—0.1%
Aisin Seiki Co., Ltd.	2,900	96,459
Bridgestone Corp.	9,900	224,739
Cie Generale des Etablissements Michelin - Class B	2,687	161,080
Continental AG*	1,218	70,262
Denso Corp.	7,400	237,461
GKN plc	23,630	64,002
Goodyear Tire & Rubber Co. (The)*	3,430	34,609
Johnson Controls, Inc.	9,715	256,185

Security Description	Shares	Value

Auto Components—(Continued)
Koito Manufacturing Co., Ltd.	2,000	$31,527
NGK Spark Plug Co., Ltd.	3,000	40,663
NHK Spring Co., Ltd.	2,000	17,663
NOK Corp.	1,600	28,804
Nokian Renkaat Oyj	1,675	50,131
Pirelli & C S.p.A.	3,619	25,780
Stanley Electric Co., Ltd.	2,200	33,269
Sumitomo Rubber Industries, Ltd.	2,600	33,303
Toyoda Gosei Co., Ltd.	1,000	18,946
Toyota Boshoku Corp.	1,000	14,323
Toyota Industries Corp.	2,800	81,536

		1,520,742

Automobiles—0.4%
Bayerische Motoren Werke (BMW) AG	5,038	335,102
Daihatsu Motor Co., Ltd.	3,000	54,295
Daimler AG	13,782	612,811
Fiat S.p.A.	11,637	63,134
Ford Motor Co.*	54,535	527,353
Fuji Heavy Industries, Ltd.	9,000	52,635
Harley-Davidson, Inc.	3,325	114,147
Honda Motor Co., Ltd.	24,800	727,985
Isuzu Motors, Ltd.	18,000	77,160
Mazda Motor Corp.*	23,000	46,356
Mitsubishi Motors Corp.*	58,000	76,707
Nissan Motor Co., Ltd.	37,800	334,439
Peugeot S.A.	2,315	49,444
Renault S.A.	2,925	97,322
Suzuki Motor Corp.	5,100	112,319
Toyota Motor Corp.	42,000	1,437,424
Volkswagen AG	449	55,859
Yamaha Motor Co., Ltd.*	4,300	56,382

		4,830,874

Beverages—0.6%
Anheuser-Busch InBev N.V.	12,214	650,240
Asahi Group Holdings, Ltd.	5,900	125,087
Brown-Forman Corp. - Class B	1,505	105,561
Carlsberg A.S. - Class B	1,628	96,941
Coca-Cola Hellenic Bottling Co. S.A.*	2,788	49,507
Coca-Cola Amatil, Ltd.	8,649	99,645
Coca-Cola Co. (The) (a)	32,985	2,228,467
Coca-Cola Enterprises, Inc.	4,480	111,462
Coca-Cola West Co., Ltd.	1,000	19,176
Constellation Brands, Inc. - Class A*	2,645	47,610
Diageo plc	38,091	726,058
Dr Pepper Snapple Group, Inc.	3,120	120,994
Foster’s Group, Ltd.	29,446	150,522
Heineken Holding N.V.	1,753	67,881
Heineken N.V.	3,944	176,933
Kirin Holdings Co., Ltd.	13,000	169,913
Molson Coors Brewing Co. - Class B	2,335	92,489
PepsiCo, Inc.	22,755	1,408,534
Pernod Ricard S.A.	3,016	237,388
SABMiller plc	14,492	471,895

		7,156,303

MIST-1

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Biotechnology—0.2%
Actelion, Ltd.*	1,684	$56,110
Amgen, Inc.	13,250	728,088
Biogen Idec, Inc.*	3,480	324,162
Celgene Corp.*	6,550	405,576
Cephalon, Inc.*	1,090	87,963
CSL, Ltd.	8,007	229,976
Gilead Sciences, Inc.*	11,075	429,710
Grifols S.A.*	2,107	39,565

		2,301,150

Building Products—0.1%
Asahi Glass Co., Ltd.	15,000	146,419
Assa Abloy AB - Class B	4,780	98,986
Cie de St-Gobain	6,058	232,273
Daikin Industries, Ltd.	3,600	103,103
Geberit AG*	576	106,053
JS Group Corp.	4,100	114,977
Masco Corp.	5,045	35,920
Nippon Sheet Glass Co., Ltd.	13,000	29,070
TOTO, Ltd.	4,000	35,378

		902,179

Capital Markets—0.4%
3i Group plc	14,769	43,043
Ameriprise Financial, Inc.	3,385	133,234
Bank of New York Mellon Corp.	17,665	328,392
BlackRock, Inc.	1,500	222,015
Charles Schwab Corp. (The)	15,385	173,389
Credit Suisse Group AG*	17,360	451,175
Daiwa Securities Group, Inc.	25,000	93,393
Deutsche Bank AG	14,143	494,664
E*Trade Financial Corp.*	3,585	32,659
Federated Investors, Inc. - Class B	1,250	21,913
Franklin Resources, Inc.	2,127	203,426
GAM Holding AG*	3,144	39,355
Goldman Sachs Group, Inc. (The)	7,330	693,052
ICAP plc	8,537	54,365
Invesco, Ltd.	6,450	100,040
Investec plc	7,355	39,739
Janus Capital Group, Inc.	2,600	15,600
Julius Baer Group, Ltd.*	3,144	104,935
Legg Mason, Inc.	1,880	48,335
Macquarie Group, Ltd.	5,277	113,663
Man Group plc	28,685	74,324
Mediobanca S.p.A.	7,861	62,149
Morgan Stanley	21,280	287,280
Nomura Holdings, Inc.	53,700	195,907
Northern Trust Corp.	3,380	118,232
Ratos AB - B Shares	2,915	33,720
SBI Holdings, Inc.	342	29,577
Schroders plc	1,720	34,190
State Street Corp.	7,170	230,587
T. Rowe Price Group, Inc.	3,690	176,271
UBS AG*	55,373	631,301

		5,279,925

Chemicals—0.7%
Air Liquide S.A.	4,314	506,404
Air Products & Chemicals, Inc.	3,115	237,893

Security Description	Shares	Value

Chemicals—(Continued)
Air Water, Inc.	2,000	$24,711
Airgas, Inc.	990	63,182
Akzo Nobel N.V.	3,525	156,432
Arkema S.A.	842	49,086
Asahi Kasei Corp.	19,000	114,168
BASF SE	13,975	851,193
CF Industries Holdings, Inc.	1,090	134,495
Daicel Chemical Industries, Ltd.	4,000	22,760
Denki Kagaku Kogyo KK	7,000	26,650
Dow Chemical Co. (The)	16,880	379,125
E.I. du Pont de Nemours & Co.	13,395	535,398
Eastman Chemical Co.	990	67,845
Ecolab, Inc.	3,325	162,559
FMC Corp.	990	68,468
Givaudan S.A.*	127	99,369
Hitachi Chemical Co., Ltd.	1,600	26,318
Incitec Pivot, Ltd.	24,780	77,354
International Flavors & Fragrances, Inc.	1,145	64,372
Israel Chemicals, Ltd.	6,762	77,149
Israel Corp., Ltd. (The)	38	24,569
Johnson Matthey plc	3,267	80,116
JSR Corp.	2,700	46,466
K+S AG	2,621	138,337
Kaneka Corp.	4,000	22,593
Kansai Paint Co., Ltd.	3,000	28,759
Koninklijke DSM N.V.	2,347	102,431
Kuraray Co., Ltd.	5,500	75,069
Lanxess AG	1,266	61,090
Linde AG	2,573	344,487
Makhteshim-Agan Industries, Ltd.*	3,639	19,903
Mitsubishi Chemical Holdings Corp.	20,500	138,865
Mitsubishi Gas Chemical Co., Inc.	6,000	36,930
Mitsui Chemicals, Inc.	12,000	40,032
Monsanto Co.	7,690	461,708
Mosaic Co. (The)	3,980	194,901
Nitto Denko Corp.	2,500	98,598
Novozymes A.S. - B Shares	702	100,253
Orica, Ltd.	5,527	124,658
PPG Industries, Inc.	2,235	157,925
Praxair, Inc.	4,315	403,366
Sherwin-Williams Co. (The)	1,250	92,900
Shin-Etsu Chemical Co., Ltd.	6,300	309,254
Showa Denko KK	22,000	43,367
Sigma-Aldrich Corp.	1,715	105,970
Sika AG	32	56,662
Solvay S.A.	903	85,273
Sumitomo Chemical Co., Ltd.	23,000	88,564
Syngenta AG*	1,440	373,622
Taiyo Nippon Sanso Corp.	4,000	27,828
Teijin, Ltd.	14,000	50,261
Toray Industries, Inc.	22,000	154,353
Tosoh Corp.	7,000	21,897
Ube Industries, Ltd.	15,000	49,792
Umicore S.A.	1,735	63,139
Wacker Chemie AG	240	21,399
Yara International ASA	2,884	110,606

		8,100,874

MIST-2

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Commercial Banks—1.6%
Alpha Bank AE*	7,000	$12,481
Aozora Bank, Ltd.	8,000	18,359
Australia & New Zealand Banking Group, Ltd.	39,511	738,859
Banca Carige S.p.A.	8,694	16,909
Banca Monte dei Paschi di Siena S.p.A.	65,310	36,481
Banco Bilbao Vizcaya Argentaria S.A.	65,789	538,116
Banco Comercial Portugues S.A.*	29,947	7,799
Banco de Sabadell S.A.	16,918	60,828
Banco Espirito Santo S.A.	6,722	17,868
Banco Popolare SC	26,831	44,357
Banco Popular Espanol S.A.	14,775	68,294
Banco Santander S.A.	128,418	1,053,858
Bank Hapoalim BM	16,117	55,958
Bank Leumi Le-Israel BM	17,935	55,454
Bank of Cyprus plc	12,935	20,193
Bank of East Asia, Ltd.	23,400	70,731
Bank of Kyoto, Ltd. (The)	5,000	44,524
Bank of Yokohama, Ltd. (The)	18,000	90,284
Bankia S.A.*	13,180	64,671
Bankinter S.A.	3,241	17,720
Barclays plc	176,168	433,266
BB&T Corp.	9,975	212,767
Bendigo and Adelaide Bank, Ltd.	5,589	45,615
BNP Paribas S.A.	14,590	579,726
BOC Hong Kong Holdings, Ltd.	56,000	117,807
CaixaBank	11,372	50,344
Chiba Bank, Ltd. (The)	11,000	76,209
Chugoku Bank, Ltd. (The)	3,000	44,219
Comerica, Inc.	2,845	65,350
Commerzbank AG*	54,445	137,585
Commonwealth Bank of Australia	23,715	1,038,278
Credit Agricole S.A.	14,616	100,860
Danske Bank A.S.*	2,607	36,683
DBS Group Holdings, Ltd.	26,000	234,284
Dexia Credit Local S.A.*	8,015	15,267
DnB NOR ASA	14,869	149,281
EFG Eurobank Ergasias S.A.*	2,983	3,720
Erste Group Bank AG	2,877	73,614
Fifth Third Bancorp.	13,195	133,269
First Horizon National Corp.	3,690	21,992
Fukuoka Financial Group, Inc.	11,000	46,092
Gunma Bank, Ltd. (The)	5,000	27,872
Hachijuni Bank, Ltd. (The)	6,000	36,775
Hang Seng Bank, Ltd.	11,600	135,985
Hiroshima Bank, Ltd. (The)	7,000	34,645
Hokuhoku Financial Group, Inc.	19,000	41,451
HSBC Holdings plc	271,090	2,069,911
Huntington Bancshares, Inc.	12,315	59,112
Intesa Sanpaolo	153,302	240,457
Intesa Sanpaolo S.p.A. - RSP	14,187	18,247
Israel Discount Bank, Ltd. - Class A*	12,025	17,624
Iyo Bank, Ltd. (The)	4,000	40,792
Joyo Bank, Ltd. (The)	9,000	41,881
KBC Grope N.V.	2,451	56,630
KeyCorp.	13,660	81,004
Lloyds TSB Group plc*	627,388	333,297
M&T Bank Corp.	1,765	123,374
Mitsubishi UFJ Financial Group, Inc.	193,700	871,615
Mizrahi Tefahot Bank, Ltd.	1,734	14,289

Security Description	Shares	Value

Commercial Banks—(Continued)
Mizuho Financial Group, Inc.	347,020	$501,800
National Australia Bank, Ltd.	33,014	706,268
National Bank of Greece S.A.*	14,546	53,388
Natixis	13,274	42,177
Nishi-Nippon City Bank, Ltd. (The)	10,000	30,752
Nordea Bank AB	40,026	325,331
Oversea-Chinese Banking Corp., Ltd.	38,000	235,050
PNC Financial Services Group, Inc.	7,535	363,112
Raiffeisen Bank International AG	799	23,439
Regions Financial Corp.	18,025	60,023
Resona Holdings, Inc.	28,600	135,570
Royal Bank of Scotland Group plc*	267,395	95,905
Seven Bank, Ltd.	9	17,537
Shinsei Bank, Ltd.	20,000	22,483
Shizuoka Bank, Ltd. (The)	9,000	94,281
Skandinaviska Enskilda Banken AB - Class A	21,460	116,063
Societe Generale S.A.	9,653	253,895
Standard Chartered plc	36,172	723,313
Sumitomo Mitsui Financial Group, Inc.	20,500	579,229
Sumitomo Mitsui Trust Holdings, Inc.	47,000	155,554
SunTrust Banks, Inc.	7,640	137,138
Suruga Bank, Ltd.	3,000	29,204
Svenska Handelsbanken AB - A Shares	7,446	190,412
Swedbank A.B. - A Shares	12,316	136,517
U.S. Bancorp.	27,535	648,174
UniCredit S.p.A.	205,278	219,291
Unione di Banche Italiane SCPA	12,086	44,798
United Overseas Bank, Ltd.	19,000	245,819
Wells Fargo & Co. (a)	75,780	1,827,814
Westpac Banking Corp.	45,792	886,219
Wing Hang Bank, Ltd.	2,500	20,275
Yamaguchi Financial Group, Inc.	3,000	30,290
Zions Bancorporation	2,600	36,582

		19,882,636

Commercial Services & Supplies—0.1%
Aggreko plc	4,047	102,397
Avery Dennison Corp.	1,460	36,617
Babcock International Group plc	5,463	55,634
Brambles, Ltd.	22,508	139,824
Cintas Corp.	1,520	42,773
Dai Nippon Printing Co., Ltd.	9,000	93,186
Edenred	2,406	57,423
G4S plc	21,462	89,151
Iron Mountain, Inc.	2,910	92,014
Pitney Bowes, Inc.	2,810	52,828
Republic Services, Inc.	4,515	126,691
RR Donnelley & Sons Co.	2,610	36,853
Secom Co., Ltd.	3,200	154,031
Securitas AB - B Shares	4,764	34,932
Serco Group plc	7,507	59,590
Societe BIC S.A.	444	37,924
Stericycle, Inc.*	1,245	100,496
Suez Environnement Co.	4,098	57,336
Toppan Printing Co., Ltd.	8,000	58,358
Waste Management, Inc.	6,705	218,315

		1,646,373

MIST-3

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Communications Equipment—0.3%
Alcatel-Lucent*	35,302	$101,324
Cisco Systems, Inc.	78,870	1,221,696
F5 Networks, Inc.*	1,145	81,352
Harris Corp.	1,720	58,772
JDS Uniphase Corp.*	3,270	32,602
Juniper Networks, Inc.*	7,640	131,867
Motorola Mobility Holdings, Inc.*	3,760	142,053
Motorola Solutions, Inc.	4,330	181,427
Nokia Oyj	56,979	323,993
QUALCOMM, Inc.	24,085	1,171,254
Telefonaktiebolaget LM Ericsson - Class B	45,821	441,633
Tellabs, Inc.	5,145	22,072

		3,910,045

Computers & Peripherals—0.6%
Apple, Inc.* (a)	13,345	5,086,847
Dell, Inc.*	22,255	314,908
EMC Corp.*	29,610	621,514
Fujitsu, Ltd.	28,000	132,058
Hewlett-Packard Co.	29,720	667,214
Lexmark International, Inc. - Class A*	1,090	29,463
NEC Corp.*	39,000	79,316
NetApp, Inc.*	5,300	179,882
SanDisk Corp.*	3,425	138,199
Seiko Epson Corp.	2,000	25,375
Toshiba Corp.	61,000	249,032
Western Digital Corp.*	3,325	85,519

		7,609,327

Construction & Engineering—0.1%
ACS Actividades de Construccion y Servicios S.A.	2,155	76,330
Balfour Beatty plc	10,445	41,343
Bouygues S.A.	3,620	120,255
Chiyoda Corp.	2,000	19,547
Eiffage S.A.	729	22,562
Ferrovial S.A.	5,580	63,987
Fluor Corp.	2,495	116,142
Fomento de Construcciones y Contratas S.A.	942	23,369
Hochtief AG	645	40,240
Jacobs Engineering Group, Inc.*	1,820	58,768
JGC Corp.	3,000	73,749
Kajima Corp.	12,000	39,528
Kinden Corp.	2,000	17,251
Koninklijke Boskalis Westminster N.V.	1,076	33,230
Leighton Holdings, Ltd.	2,304	40,671
Obayashi Corp.	9,000	44,658
Quanta Services, Inc.*	2,965	55,712
Shimizu Corp.	8,000	35,301
Skanska AB - B Shares	6,085	84,612
Taisei Corp.	15,000	41,421
Vinci S.A.	6,768	291,732

		1,340,408

Construction Materials—0.1%
Boral, Ltd.	11,105	37,200
Cimpor Cimentos de Portugal SGPS S.A.	2,611	17,562
CRH plc	10,900	170,741
Fletcher Building, Ltd.	10,324	60,380

Security Description	Shares	Value

Construction Materials—(Continued)
HeidelbergCement AG	2,140	$77,641
Holcim, Ltd.*	3,733	197,659
Imerys S.A.	517	26,036
James Hardie Industries SE*	6,653	36,540
Lafarge S.A.	3,051	105,438
Vulcan Materials Co.	1,820	50,159

		779,356

Consumer Finance—0.1%
Aeon Credit Service Co., Ltd.	1,200	18,428
American Express Co.	14,860	667,214
Capital One Financial Corp.	6,545	259,378
Credit Saison Co., Ltd.	2,300	44,314
Discover Financial Services	7,745	177,670
SLM Corp.	7,335	91,321

		1,258,325

Containers & Packaging—0.0%
Amcor, Ltd.	18,675	123,735
Ball Corp.	2,340	72,587
Bemis Co., Inc.	1,460	42,793
Owens-Illinois, Inc.*	2,340	35,381
Rexam plc	13,342	64,103
Sealed Air Corp.	2,235	37,324
Toyo Seikan Kaisha, Ltd.	2,300	34,874

		410,797

Distributors—0.0%
Genuine Parts Co.	2,215	112,522
Jardine Cycle & Carriage, Ltd.	2,000	63,815
Li & Fung, Ltd.	86,000	141,894

		318,231

Diversified Consumer Services—0.0%
Apollo Group, Inc. - Class A*	1,715	67,931
Benesse Holdings, Inc.	1,100	48,517
DeVry, Inc.	885	32,709
H&R Block, Inc.	4,315	57,433

		206,590

Diversified Financial Services—0.5%
ASX, Ltd.	2,665	77,907
Bank of America Corp.	145,440	890,093
Citigroup, Inc.	41,810	1,071,172
CME Group, Inc.	985	242,704
Deutsche Boerse AG*	2,967	149,563
Eurazeo	525	22,147
Exor S.p.A.	1,121	21,958
Groupe Bruxelles Lambert S.A.	1,228	86,748
Hong Kong Exchanges and Clearing, Ltd.	15,600	223,942
Industrivarden AB - C Shares	1,561	16,414
ING Groep N.V.*	58,276	411,724
IntercontinentalExchange, Inc.*	1,090	128,903
Investor AB - B Shares	6,930	122,359
JPMorgan Chase & Co.	55,890	1,683,407
Kinnevik Investment AB - Class B	3,129	58,323
Leucadia National Corp.	2,805	63,617

MIST-4

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Diversified Financial Services—(Continued)
London Stock Exchange Group plc	2,269	$28,524
Mitsubishi UFJ Lease & Finance Co., Ltd.	890	35,589
Moody’s Corp.	2,855	86,935
NASDAQ OMX Group, Inc. (The)*	1,780	41,189
NYSE Euronext	3,690	85,756
ORIX Corp.	1,600	124,833
Pargesa Holding S.A.	412	28,203
Pohjola Bank plc - A Shares	2,300	24,266
Singapore Exchange, Ltd.	13,000	65,554

		5,791,830

Diversified Telecommunication Services—0.8%
AT&T, Inc. (a)	85,025	2,424,913
Belgacom S.A.	2,315	70,046
Bezeq The Israeli Telecommunication Corp., Ltd.	26,718	50,093
BT Group plc	118,115	317,210
CenturyLink, Inc.	8,820	292,118
Deutsche Telekom AG	42,736	504,647
Elisa Oyj	2,151	44,094
France Telecom S.A.	28,211	464,375
Frontier Communications Corp.	14,185	86,670
Hellenic Telecommunications Organization S.A.	3,194	13,704
Iliad S.A.	292	32,803
Inmarsat plc	7,025	53,474
Koninklijke KPN N.V.	23,252	307,278
Nippon Telegraph & Telephone Corp.	7,300	351,253
PCCW, Ltd.	60,000	22,204
Portugal Telecom SGPS S.A.	10,230	74,882
Singapore Telecommunications, Ltd.	121,000	293,816
Swisscom AG	355	144,470
TDC A.S.	5,648	46,261
Tele2 AB - B Shares	4,824	88,732
Telecom Corp. of New Zealand, Ltd.	29,283	58,286
Telecom Italia S.p.A.	142,800	155,656
Telecom Italia S.p.A.	91,686	89,418
Telefonica S.A.	62,497	1,202,754
Telekom Austria AG	5,055	51,194
Telenor ASA	11,351	175,975
TeliaSonera AB	32,941	218,646
Telstra Corp., Ltd.	66,262	198,856
Verizon Communications, Inc. (a)	40,620	1,494,816
Vivendi	18,831	385,962
Windstream Corp.	7,270	84,768

		9,799,374

Electric Utilities—0.6%
Acciona S.A.	387	32,794
American Electric Power Co., Inc.	6,910	262,718
Cheung Kong Infrastructure Holdings, Ltd.	6,000	35,031
Chubu Electric Power Co., Inc.	10,400	195,792
Chugoku Electric Power Co., Inc. (The)	4,500	79,390
CLP Holdings, Ltd.	29,282	262,217
Contact Energy, Ltd.*	4,381	18,219
Duke Energy Corp.	19,115	382,109
E.On AG	27,401	599,883
EDF S.A.	3,657	106,673
Edison International	4,675	178,819
EDP - Energias de Portugal S.A.	29,038	89,528
Enel S.p.A.	100,149	444,799

Security Description	Shares	Value

Electric Utilities—(Continued)
Entergy Corp.	2,495	$165,394
Exelon Corp.	9,505	405,008
FirstEnergy Corp.	6,025	270,583
Fortum Oyj	6,758	159,317
Hokkaido Electric Power Co., Inc.	2,800	41,271
Hokuriku Electric Power Co.	2,600	48,218
Iberdrola S.A.	60,061	408,023
Kansai Electric Power Co., Inc. (The)	11,400	196,263
Kyushu Electric Power Co., Inc.	6,200	100,015
NextEra Energy, Inc.	6,075	328,172
Northeast Utilities	2,545	85,639
Pepco Holdings, Inc.	3,170	59,976
Pinnacle West Capital Corp.	1,510	64,839
Power Assets Holdings, Ltd.	21,000	160,759
PPL Corp.	8,205	234,171
Progress Energy, Inc.	4,210	217,741
Public Power Corp. S.A.	1,696	13,620
Red Electrica Corp. S.A.	1,647	75,449
Scottish & Southern Energy plc	14,256	285,634
Shikoku Electric Power Co., Inc.	2,800	77,108
Southern Co.	12,305	521,363
SP AusNet	18,171	16,416
Terna Rete Elettrica Nazionale S.p.A.	18,349	68,326
Tohoku Electric Power Co., Inc.	6,900	95,629
Tokyo Electric Power Co., Inc. (The)*	22,000	67,581
Verbund AG	1,036	30,064

		6,884,551

Electrical Equipment—0.2%
ABB, Ltd.*	33,353	570,474
Alstom S.A.	3,136	104,140
Bekaert S.A.	593	24,307
Emerson Electric Co.	10,655	440,158
Fuji Electric Co., Ltd.	8,000	20,678
Furukawa Electric Co., Ltd.	9,000	24,485
GS Yuasa Corp.	5,000	23,369
Legrand S.A.	3,005	94,041
Mabuchi Motor Co., Ltd.	400	18,507
Mitsubishi Electric Corp.	29,000	257,136
Nidec Corp.	1,700	136,915
Prysmian S.p.A.	3,099	40,804
Rockwell Automation, Inc.	2,075	116,200
Roper Industries, Inc.	1,350	93,028
Schneider Electric S.A.	7,448	402,531
Sumitomo Electric Industries, Ltd.	11,500	134,720
Ushio, Inc.	1,600	24,333
Vestas Wind Systems A.S.*	3,099	50,446

		2,576,272

Electronic Equipment, Instruments & Components—0.2%
Amphenol Corp. - Class A	2,395	97,644
Citizen Holdings Co., Ltd.	3,900	19,459
Corning, Inc.	22,540	278,594
FLIR Systems, Inc.	2,235	55,987
Foxconn International Holdings, Ltd.*	32,000	16,213
FUJIFILM Holdings Corp.	7,100	164,986
Hamamatsu Photonics KK	1,100	44,303
Hexagon AB - B Shares	3,856	50,484
Hirose Electric Co., Ltd.	500	46,519

MIST-5

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Electronic Equipment, Instruments & Components—(Continued)
Hitachi High-Technologies Corp.	1,000	$20,035
Hitachi, Ltd.	68,000	338,609
Hoya Corp.	6,600	152,279
Ibiden Co., Ltd.	1,900	39,952
Jabil Circuit, Inc.	2,605	46,343
Keyence Corp.	700	191,887
Kyocera Corp.	2,400	200,719
Molex, Inc.	1,875	38,194
Murata Manufacturing Co., Ltd.	3,100	167,452
Nippon Electric Glass Co., Ltd.	6,000	54,424
Omron Corp.	3,100	60,788
Shimadzu Corp.	3,000	25,298
TDK Corp.	1,900	66,197
Yaskawa Electric Corp.	3,000	22,656
Yokogawa Electric Corp.*	3,300	31,137

		2,230,159

Energy Equipment & Services—0.3%
Aker Solutions ASA	2,516	24,278
AMEC plc	5,050	63,636
Baker Hughes, Inc.	6,285	290,116
Cameron International Corp.*	3,480	144,559
Cie Generale de Geophysique - Veritas*	2,195	38,691
Diamond Offshore Drilling, Inc.	985	53,919
FMC Technologies, Inc.*	3,430	128,968
Fugro N.V.	1,038	52,761
Halliburton Co.	13,190	402,559
Helmerich & Payne, Inc.	1,505	61,103
Nabors Industries, Ltd.*	4,055	49,714
National Oilwell Varco, Inc.	6,075	311,162
Noble Corp.*	3,585	105,220
Petrofac, Ltd.	3,945	73,122
Rowan Cos., Inc.*	1,820	54,946
Saipem S.p.A.	4,029	141,812
SBM Offshore N.V.	2,566	44,668
Schlumberger, Ltd.	19,330	1,154,581
Seadrill, Ltd.	4,998	139,194
Subsea 7 S.A.*	4,282	81,869
Technip S.A.	1,510	121,307
Tenaris S.A.	7,185	91,624
Transocean, Ltd.	4,863	234,303
WorleyParsons, Ltd.	2,942	73,919

		3,938,031

Food & Staples Retailing—0.6%
Aeon Co., Ltd.	9,100	122,981
Carrefour S.A.	8,786	200,642
Casino Guichard Perrachon S.A.	842	65,843
Colruyt S.A.	1,153	48,049
Costco Wholesale Corp.	6,285	516,124
CVS Caremark Corp.	19,235	645,911
Delhaize Group S.A.	1,546	90,614
Distribuidora Internacional de Alimentacion S.A.*	8,785	34,728
FamilyMart Co., Ltd.	1,000	38,241
J Sainsbury plc	18,540	78,911
Jeronimo Martins SGPS S.A.	3,351	52,415
Kesko Oyj	1,018	31,407
Koninklijke Ahold N.V.	17,678	208,660
Kroger Co. (The)	8,590	188,636

Security Description	Shares	Value

Food & Staples Retailing—(Continued)
Lawson, Inc.	1,000	$56,587
Metcash, Ltd.	11,698	46,272
Metro AG	1,973	83,332
Olam International, Ltd.	20,000	34,273
Safeway, Inc.	5,000	83,150
Seven & I Holdings Co., Ltd.	11,500	323,206
SUPERVALU, Inc.	2,965	19,747
Sysco Corp.	8,465	219,243
Tesco plc	122,461	717,662
Wal-Mart Stores, Inc. (a)	25,224	1,309,126
Walgreen Co.	12,995	427,406
Wesfarmers, Ltd.	15,294	465,351
Wesfarmers, Ltd. - Price Protected Shares	2,311	71,475
Whole Foods Market, Inc.	2,280	148,907
WM Morrison Supermarkets plc	33,918	153,228
Woolworths, Ltd.	18,508	445,309

		6,927,436

Food Products—0.7%
Ajinomoto Co., Inc.	10,000	118,402
Archer-Daniels-Midland Co.	9,645	239,292
Aryzta AG	1,286	55,789
Associated British Foods plc	5,421	93,148
Campbell Soup Co.	2,500	80,925
ConAgra Foods, Inc.	5,870	142,171
Danone	8,886	548,957
Dean Foods Co.*	2,600	23,062
General Mills, Inc.	9,240	355,463
Golden Agri-Resources, Ltd.	101,000	46,625
H.J. Heinz Co.	4,575	230,946
Hershey Co. (The)	2,235	132,401
Hormel Foods Corp.	1,975	53,365
J.M. Smucker Co. (The)	1,615	117,717
Kellogg Co.	3,585	190,686
Kerry Group plc - Class A	2,137	75,279
Kikkoman Corp.	2,000	22,857
Kraft Foods, Inc. - Class A	25,340	850,917
Lindt & Spruengli AG	14	40,811
Lindt & Spruengli AG - PC	2	69,205
McCormick & Co., Inc.	1,870	86,319
Mead Johnson Nutrition Co.	2,960	203,737
MEIJI Holdings Co., Ltd.	1,100	52,164
Nestle S.A.	52,720	2,902,519
Nippon Meat Packers, Inc.	3,000	39,014
Nisshin Seifun Group, Inc.	3,000	39,186
Nissin Foods Holdings Co., Ltd.	900	36,305
Parmalat S.p.A.	5,045	10,668
Sara Lee Corp.	8,365	136,768
Suedzucker AG	1,009	28,740
Toyo Suisan Kaisha, Ltd.	2,000	54,871
Tyson Foods, Inc. - Class A	4,210	73,086
Unilever N.V.	24,785	788,058
Unilever plc	19,528	612,867
Wilmar International, Ltd.	28,439	113,390
Yakult Honsha Co., Ltd.	1,500	46,722
Yamazaki Baking Co., Ltd.	2,000	30,398

		8,742,830

MIST-6

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Gas Utilities—0.1%
Enagas S.A.	2,724	$50,357
Gas Natural SDG S.A.	4,909	83,995
Hong Kong & China Gas Co., Ltd.	72,000	162,725
Nicor, Inc.	625	34,381
ONEOK, Inc.	1,510	99,720
Osaka Gas Co., Ltd.	28,000	116,524
Snam Rete Gas S.p.A.	24,450	113,298
Toho Gas Co., Ltd.	6,000	39,436
Tokyo Gas Co., Ltd.	38,000	177,212

		877,648

Health Care Equipment & Supplies—0.3%
Baxter International, Inc.	8,160	458,102
Becton, Dickinson & Co.	3,120	228,758
Boston Scientific Corp.*	21,920	129,547
C.R. Bard, Inc.	1,245	108,987
CareFusion Corp.*	3,170	75,922
Cie Generale d’Optique Essilor International S.A.	3,060	221,372
Cochlear, Ltd.	864	38,658
Coloplast A.S. - Class B	347	50,277
Covidien plc	7,065	311,566
DENTSPLY International, Inc.	1,975	60,613
Edwards Lifesciences Corp.*	1,710	121,889
Getinge AB - B Shares	3,045	66,769
Intuitive Surgical, Inc.*	620	225,854
Medtronic, Inc.	15,125	502,755
Olympus Corp.	3,300	101,987
Smith & Nephew plc	13,578	122,301
Sonova Holding AG*	748	67,603
St. Jude Medical, Inc.	4,675	169,188
Straumann Holding AG	120	18,790
Stryker Corp.	4,730	222,925
Synthes, Inc. (144A)	994	160,969
Sysmex Corp.	1,100	39,558
Terumo Corp.	2,600	135,387
Varian Medical Systems, Inc.*	1,715	89,454
William Demant Holding A.S.*	356	26,821
Zimmer Holdings, Inc.*	2,705	144,718

		3,900,770

Health Care Providers & Services—0.3%
Aetna, Inc.	5,355	194,654
Alfresa Holdings Corp.	600	25,139
AmerisourceBergen Corp.	3,845	143,303
Cardinal Health, Inc.	4,940	206,887
Celesio AG	1,294	17,147
CIGNA Corp.	3,845	161,259
Coventry Health Care, Inc.*	2,080	59,925
DaVita, Inc.*	1,350	84,605
Express Scripts, Inc.*	7,035	260,787
Fresenius Medical Care AG & Co. KGaA	3,178	216,134
Fresenius SE & Co. KGaA	1,731	154,216
Humana, Inc.	2,390	173,825
Laboratory Corp. of America Holdings*	1,505	118,970
McKesson Corp.	3,585	260,630
Medco Health Solutions, Inc.*	5,515	258,598
Medipal Holdings Corp.	2,200	22,258
Miraca Holdings, Inc.	914	40,227
Patterson Cos., Inc.	1,250	35,788

Security Description	Shares	Value

Health Care Providers & Services—(Continued)
Quest Diagnostics, Inc.	2,235	$110,320
Ramsay Health Care, Ltd.	1,999	36,746
Sonic Healthcare, Ltd.	5,614	61,856
Suzuken Co., Ltd.	1,100	29,559
Tenet Healthcare Corp.*	6,710	27,712
UnitedHealth Group, Inc.	15,390	709,787
WellPoint, Inc.	5,150	336,192

		3,746,524

Health Care Technology—0.0%
Cerner Corp.*	2,080	142,522

Hotels, Restaurants & Leisure—0.3%
Accor S.A.	2,244	59,958
Autogrill S.p.A.	1,518	15,315
Carnival Corp.	6,580	199,374
Carnival plc	2,788	86,432
Chipotle Mexican Grill, Inc.*	515	156,019
Compass Group plc	28,825	233,526
Crown, Ltd.	6,923	53,118
Darden Restaurants, Inc.	1,875	80,156
Echo Entertainment Group, Ltd.*	10,420	36,644
Galaxy Entertainment Group, Ltd.*	18,871	26,522
Genting Singapore plc*	92,000	107,465
Intercontinental Hotels Group plc	4,417	71,837
International Game Technology	4,210	61,171
Marriott International, Inc. - Class A	3,955	107,734
McDonald’s Corp.	14,860	1,305,005
McDonald’s Holdings Co. Japan, Ltd.	1,000	26,608
OPAP S.A.	3,397	34,599
Orient-Express Hotels, Ltd. - Class A*	2,950	20,385
Oriental Land Co., Ltd.	800	85,468
Sands China, Ltd.*	36,735	84,525
Shangri-La Asia, Ltd.	20,000	37,648
SJM Holdings, Ltd.	25,156	43,806
Sky City Entertainment Group, Ltd.	7,069	17,911
Sodexo	1,435	94,921
Starbucks Corp.	10,700	399,003
Starwood Hotels & Resorts Worldwide, Inc.	2,705	105,008
TABCORP Holdings, Ltd.	10,420	25,965
Tatts Group, Ltd.	20,063	43,227
TUI AG*	1,394	7,159
TUI Travel plc	7,654	17,670
Whitbread plc	2,696	66,180
Wyndham Worldwide Corp.	2,345	66,856
Wynn Macau, Ltd.	23,678	54,434
Wynn Resorts, Ltd.	1,140	131,191
Yum! Brands, Inc.	6,700	330,913

		4,293,753

Household Durables—0.1%
Casio Computer Co., Ltd.	3,600	22,819
D.R. Horton, Inc.	3,950	35,708
Electrolux AB, Series B	3,656	53,911
Fortune Brands, Inc.	2,235	120,869
Harman International Industries, Inc.	990	28,294
Husqvarna AB - B Shares	6,733	27,342
Leggett & Platt, Inc.	1,980	39,184
Lennar Corp. - Class A	2,235	30,262

MIST-7

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Household Durables—(Continued)
Newell Rubbermaid, Inc.	4,155	$49,320
Panasonic Corp.	33,600	325,129
PulteGroup, Inc.*	4,780	18,881
Rinnai Corp.	500	41,841
Sekisui Chemical Co., Ltd.	6,000	50,418
Sekisui House, Ltd.	9,000	84,924
Sharp Corp.	15,000	126,087
Sony Corp.	15,300	293,970
Whirlpool Corp.	1,090	54,402

		1,403,361

Household Products—0.3%
Clorox Co. (The)	1,875	124,369
Colgate-Palmolive Co.	6,965	617,656
Henkel AG & Co. KGaA	1,977	86,840
Kimberly-Clark Corp.	5,615	398,721
Procter & Gamble Co. (The) (a)	39,455	2,492,767
Reckitt Benckiser Group plc	9,418	477,030
Unicharm Corp.	1,800	86,498

		4,283,881

Independent Power Producers & Energy Traders—0.0%
AES Corp. (The)*	9,405	91,793
Constellation Energy Group, Inc.	2,910	110,755
EDP Renovaveis S.A.*	2,907	15,926
Electric Power Development Co., Ltd.	1,800	53,104
Enel Green Power S.p.A.	26,626	60,874
International Power plc	23,249	110,339
NRG Energy, Inc.*	3,435	72,856

		515,647

Industrial Conglomerates—0.5%
3M Co.	10,235	734,771
Danaher Corp.	8,190	343,488
Delek Group, Ltd.	82	12,525
Fraser and Neave, Ltd.	13,000	57,195
General Electric Co. (a)	152,105	2,318,080
Hutchison Whampoa, Ltd.	32,000	236,983
Keppel Corp., Ltd.	21,000	123,641
Koninklijke Philips Electronics N.V.	15,352	275,868
NWS Holdings, Ltd.	20,000	26,605
Orkla A.S.A.	11,741	89,836
SembCorp Industries, Ltd.	14,000	36,313
Siemens AG	12,519	1,135,341
Smiths Group plc	5,967	92,102
Tyco International, Ltd.	6,605	269,154
Wendel S.A.	500	31,468

		5,783,370

Insurance—0.9%
ACE, Ltd.	4,830	292,698
Admiral Group plc	3,085	60,596
Aegon N.V.*	26,149	105,825
Aflac, Inc.	6,655	232,592
Ageas	33,663	58,129
AIA Group, Ltd.	128,273	364,840
Allianz SE	6,906	652,358
Allstate Corp. (The)	7,335	173,766

Security Description	Shares	Value

Insurance—(Continued)
American International Group, Inc.*	6,185	$135,761
AMP, Ltd.	42,779	161,697
Aon Corp.	4,630	194,367
Assicurazioni Generali S.p.A.	17,766	281,720
Assurant, Inc.	1,355	48,509
Aviva plc	43,559	206,205
AXA S.A.	26,476	345,089
Baloise Holding AG	723	52,920
Berkshire Hathaway, Inc. - Class B* (a)	25,230	1,792,339
Chubb Corp. (The)	4,110	246,559
Cincinnati Financial Corp.	2,340	61,612
CNP Assurances	2,260	33,500
Dai-ichi Life Insurance Co., Ltd. (The)	137	141,707
Delta Lloyd N.V.	1,649	26,146
Genworth Financial, Inc. - Class A*	7,015	40,266
Gjensidige Forsikring ASA	3,043	31,680
Hannover Rueckversicherung AG	918	41,695
Hartford Financial Services Group, Inc. (The)	6,390	103,135
Insurance Australia Group, Ltd.	31,632	92,098
Legal & General Group plc	89,316	133,920
Lincoln National Corp.	4,420	69,085
Loews Corp.	4,470	154,438
Mapfre S.A.	11,457	35,527
Marsh & McLennan Cos., Inc.	7,740	205,420
MetLife, Inc. (b)	15,165	424,772
MS&AD Insurance Group Holdings	8,700	188,782
Muenchener Rueckversicherungs AG	2,868	356,869
NKSJ Holdings, Inc.	5,500	121,646
Old Mutual plc	84,106	136,238
Principal Financial Group, Inc.	4,475	101,448
Progressive Corp. (The)	9,155	162,593
Prudential Financial, Inc.	7,010	328,489
Prudential plc	38,763	332,396
QBE Insurance Group, Ltd.	16,625	205,394
Resolution, Ltd.	22,308	85,784
RSA Insurance Group plc	53,620	92,144
Sampo Oyj - A Shares	6,391	160,683
SCOR SE	2,571	55,640
Sony Financial Holdings, Inc.	2,648	40,092
Standard Life plc	35,420	109,899
Suncorp Group, Ltd.	19,575	149,868
Swiss Life Holding AG*	464	50,795
Swiss Re, Ltd.*	5,359	249,805
T&D Holdings, Inc.	8,800	82,921
Tokio Marine Holdings, Inc.	11,000	279,160
Torchmark Corp.	1,460	50,896
Travelers Cos., Inc. (The)	5,980	291,405
Tryg A.S.	433	22,845
Unum Group	4,315	90,442
Vienna Insurance Group AG Wiener Versicherung Gruppe	632	24,094
XL Group plc	4,615	86,762
Zurich Financial Services AG	2,216	459,479

		11,317,540

Internet & Catalog Retail—0.1%
Amazon.com, Inc.*	5,270	1,139,532
Expedia, Inc.	2,730	70,297
Netflix, Inc.*	743	84,078

MIST-8

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Internet & Catalog Retail—(Continued)
Priceline.com, Inc.*	745	$334,848
Rakuten, Inc.	111	129,774

		1,758,529

Internet Software & Services—0.2%
Akamai Technologies, Inc.*	2,600	51,688
Dena Co., Ltd.	1,492	62,491
eBay, Inc.*	16,415	484,078
Google, Inc. - Class A* (a)	3,685	1,895,490
Gree, Inc.	1,396	41,928
Monster Worldwide, Inc.*	1,820	13,068
United Internet AG	1,712	29,001
VeriSign, Inc.	2,345	67,090
Yahoo Japan Corp.	222	69,052
Yahoo!, Inc.*	18,055	237,604

		2,951,490

IT Services—0.5%
Accenture plc - Class A	9,285	489,134
Amadeus IT Holding S.A. - A Shares	4,427	71,339
Atos	753	32,691
Automatic Data Processing, Inc.	7,065	333,115
Cap Gemini S.A.	2,252	75,336
Cognizant Technology Solutions Corp. - Class A*	4,315	270,550
Computer Sciences Corp.	2,135	57,325
Computershare, Ltd.	6,763	48,490
Fidelity National Information Services, Inc.	3,495	84,998
Fiserv, Inc.*	1,980	100,525
Indra Sistemas S.A.	1,588	22,949
International Business Machines Corp. (a)	17,155	3,002,640
Itochu Techno-Solutions Corp.	500	22,525
MasterCard, Inc. - Class A	1,570	497,941
Nomura Research Institute, Ltd.	1,600	36,412
NTT Data Corp.	20	61,778
Otsuka Corp.	300	20,679
Paychex, Inc.	4,575	120,643
SAIC, Inc.*	3,960	46,768
Teradata Corp.*	2,440	130,613
Total System Services, Inc.	2,335	39,532
Visa, Inc. - Class A	7,410	635,185
Western Union Co.	8,950	136,845

		6,338,013

Leisure Equipment & Products—0.0%
Hasbro, Inc.	1,675	54,621
Mattel, Inc.	4,835	125,178
Namco Bandai Holdings, Inc.	3,000	40,576
Nikon Corp.	5,200	122,331
Sankyo Co., Ltd.	900	48,610
Sega Sammy Holdings, Inc.	3,300	77,166
Shimano, Inc.	1,200	63,533
Yamaha Corp.	2,400	25,935

		557,950

Life Sciences Tools & Services—0.1%
Agilent Technologies, Inc.*	4,935	154,219
Life Technologies Corp.*	2,595	99,726
Lonza Group AG*	765	45,991

Security Description	Shares	Value

Life Sciences Tools & Services—(Continued)
PerkinElmer, Inc.	1,560	$29,968
QIAGEN N.V.*	3,556	49,296
Thermo Fisher Scientific, Inc.*	5,460	276,494
Waters Corp.*	1,350	101,911

		757,605

Machinery—0.5%
Alfa Laval AB	5,137	81,125
Amada Co., Ltd.	5,000	32,614
Atlas Copco A.B. - A Shares	10,217	181,546
Atlas Copco A.B. - B Shares	5,937	93,689
Caterpillar, Inc.	9,245	682,651
Cosco Corp. Singapore, Ltd.	15,000	10,364
Cummins, Inc.	2,855	233,139
Deere & Co.	5,975	385,806
Dover Corp.	2,700	125,820
Eaton Corp.	4,835	171,642
FANUC Corp.	3,000	413,519
Fiat Industrial S.p.A.*	11,634	87,081
Flowserve Corp.	780	57,720
GEA Group AG	2,657	62,321
Hino Motors, Ltd.	3,000	17,852
Hitachi Construction Machinery Co., Ltd.	1,700	28,437
IHI Corp.	20,000	44,189
Illinois Tool Works, Inc.	7,070	294,112
Ingersoll-Rand plc	4,675	131,321
Invensys plc	12,320	42,896
Japan Steel Works, Ltd. (The)	4,000	23,872
Joy Global, Inc.	1,505	93,882
JTEKT Corp.	3,400	40,652
Kawasaki Heavy Industries, Ltd.	21,000	53,511
Komatsu, Ltd.	14,500	313,482
Kone Oyj - Class B	2,369	112,838
Kubota Corp.	17,000	135,992
Kurita Water Industries, Ltd.	1,700	47,606
Makita Corp.	1,700	60,622
MAN SE	966	74,993
Metso Oyj	1,945	56,890
Minebea Co., Ltd.	5,000	16,799
Mitsubishi Heavy Industries, Ltd.	46,000	193,665
Mitsui Engineering & Shipbuilding Co., Ltd.	10,000	16,774
Nabtesco Corp.	2,000	37,940
NGK Insulators, Ltd.	4,000	60,310
NSK, Ltd.	6,000	44,091
NTN Corp.	7,000	32,852
PACCAR, Inc.	5,195	175,695
Pall Corp.	1,610	68,264
Parker Hannifin Corp.	2,235	141,096
Sandvik AB	15,342	177,277
Scania AB - B Shares	4,869	69,828
Schindler Holding AG	1,068	115,176
SembCorp Marine, Ltd.	12,000	29,504
SKF AB - B Shares	5,939	112,588
SMC Corp.	900	131,576
Snap-On, Inc.	780	34,632
Stanley Black & Decker, Inc.	2,440	119,804
Sulzer AG	365	37,424
Sumitomo Heavy Industries, Ltd.	8,000	41,073
THK Co., Ltd.	1,900	31,736

MIST-9

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Machinery—(Continued)
Vallourec S.A.	1,705	$98,100
Volvo AB	20,996	206,485
Wartsila Oyj	2,551	60,811
Weir Group plc (The)	3,215	77,175
Yangzijiang Shipbuilding Holdings, Ltd.	29,190	19,556
Zardoya Otis S.A.	2,233	28,585

		6,371,000

Marine—0.0%
A.P. Moller - Maersk A.S. - Class A	9	50,703
A.P. Moller - Maersk A.S. - Class B	21	124,090
Kawasaki Kisen Kaisha, Ltd.	11,000	22,879
Kuehne & Nagel International AG	822	92,089
Mitsui OSK Lines, Ltd.	17,000	65,229
Neptune Orient Lines, Ltd.	13,000	10,751
Nippon Yusen KK	23,000	62,164
Orient Overseas International, Ltd.	3,000	12,012

		439,917

Media—0.5%
Axel Springer AG	650	21,970
British Sky Broadcasting Group plc	17,335	178,304
Cablevision Systems Corp. - Class A	3,225	50,729
CBS Corp. - Class B	9,610	195,852
Comcast Corp. - Class A	39,440	824,296
Dentsu, Inc.	2,800	88,657
DIRECTV - Class A*	10,575	446,794
Discovery Communications, Inc. - Class A*	3,950	148,599
Eutelsat Communications S.A.	1,507	60,768
Fairfax Media, Ltd.	33,995	26,925
Gannett Co., Inc.	3,430	32,688
Hakuhodo DY Holdings, Inc.	360	20,909
Interpublic Group of Cos., Inc. (The)	6,815	49,068
ITV plc*	56,214	51,674
JCDecaux S.A.*	1,062	26,444
Jupiter Telecommunications Co., Ltd.	27	29,064
Kabel Deutschland Holding AG*	1,370	74,133
Lagardere SCA	1,796	44,231
McGraw-Hill Cos., Inc. (The)	4,315	176,915
Mediaset Espana Comunicacion S.A.	2,376	13,543
Mediaset S.p.A.	10,783	33,985
Metropole Television S.A.	818	13,354
Modern Times Group AB - B Shares	735	29,519
News Corp. - Class A	32,725	506,256
Omnicom Group, Inc.	3,955	145,702
Pearson plc	12,375	218,223
Publicis Groupe S.A.	1,896	79,685
Reed Elsevier N.V.	10,465	114,877
Reed Elsevier plc	18,501	141,205
Sanoma Oyj	1,164	13,734
Scripps Networks Interactive - Class A	1,350	50,180
SES S.A.	4,560	111,150
Singapore Press Holdings, Ltd.	23,000	66,071
Societe Television Francaise S.A.	1,786	22,277
Time Warner Cable, Inc.	4,635	290,475
Time Warner, Inc.	14,985	449,100
Toho Co., Ltd.	1,700	29,724
Viacom, Inc. - Class B	8,220	318,443
Walt Disney Co. (The)	26,570	801,351

Security Description	Shares	Value

Media—(Continued)
Washington Post Co. (The) - Class B	153	$50,026
Wolters Kluwer N.V.	4,544	73,868
WPP plc	19,255	177,903

		6,298,671

Metals & Mining—0.7%
Acerinox S.A.	1,331	15,024
AK Steel Holding Corp.	1,560	10,202
Alcoa, Inc.	15,270	146,134
Allegheny Technologies, Inc.	1,505	55,670
Alumina, Ltd.	37,127	52,271
Anglo American plc	20,123	695,244
Antofagasta plc	6,000	85,349
ArcelorMittal	13,062	209,415
BHP Billiton plc	32,535	863,714
BHP Billiton, Ltd.	48,862	1,634,680
BlueScope Steel, Ltd.	28,028	19,472
Boliden AB	4,161	43,177
Cliffs Natural Resources, Inc.	2,125	108,736
Daido Steel Co., Ltd.	4,000	23,832
Eramet	111	15,405
Eurasian Natural Resources Corp. plc	3,918	34,958
Fortescue Metals Group, Ltd.	18,948	79,092
Freeport-McMoRan Copper & Gold, Inc.	13,560	412,902
Fresnillo plc	2,728	67,252
Glencore International plc	12,639	78,372
Hitachi Metals, Ltd.	3,000	34,446
Iluka Resources, Ltd.	6,371	75,004
JFE Holdings, Inc.	7,000	141,326
Kazakhmys plc	3,258	39,969
Kobe Steel, Ltd.	37,000	62,030
Lonmin plc	2,465	40,170
Lynas Corp., Ltd.*	25,904	26,360
MacArthur Coal, Ltd.	2,528	38,944
Maruichi Steel Tube, Ltd.	700	16,507
Mitsubishi Materials Corp.	17,000	41,434
Newcrest Mining, Ltd.	11,646	386,447
Newmont Mining Corp.	7,065	444,389
Nippon Steel Corp.	77,000	220,663
Nisshin Steel Co., Ltd.	10,000	17,889
Norsk Hydro ASA	14,165	64,721
Nucor Corp.	4,470	141,431
OneSteel, Ltd.	20,359	24,044
Outokumpu Oyj	1,949	12,820
OZ Minerals, Ltd.	4,927	44,148
Randgold Resources, Ltd.	1,386	135,138
Rautaruukki Oyj	1,203	12,113
Rio Tinto plc	21,691	959,762
Rio Tinto, Ltd.	6,630	390,858
Salzgitter AG	595	28,656
Sims Metal Management, Ltd.	2,500	29,893
SSAB AB - A Shares	2,075	15,447
Sumitomo Metal Industries, Ltd.	51,000	105,737
Sumitomo Metal Mining Co., Ltd.	8,000	106,164
ThyssenKrupp AG	5,871	144,657
Titanium Metals Corp.	1,100	16,478
United States Steel Corp.	1,975	43,470
Vedanta Resources plc	1,820	31,050
Voestalpine AG	1,672	48,648

MIST-10

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Metals & Mining—(Continued)
Xstrata plc	31,575	$396,732
Yamato Kogyo Co., Ltd.	700	18,331

		9,006,777

Multi-Utilities—0.3%
A2A S.p.A.	16,683	20,831
AGL Energy, Ltd.	7,019	96,915
Ameren Corp.	3,430	102,111
CenterPoint Energy, Inc.	6,030	118,309
Centrica plc	78,567	361,839
CMS Energy Corp.	3,585	70,947
Consolidated Edison, Inc.	4,205	239,769
Dominion Resources, Inc.	8,160	414,283
DTE Energy Co.	2,440	119,609
GDF Suez	18,837	564,887
Integrys Energy Group, Inc.	1,090	52,996
National Grid plc	53,424	530,688
NiSource, Inc.	3,950	84,451
PG&E Corp.	5,765	243,917
Public Service Enterprise Group, Inc.	7,270	242,600
RWE AG	6,371	235,499
SCANA Corp.	1,610	65,125
Sempra Energy	3,480	179,220
TECO Energy, Inc.	3,065	52,503
Veolia Environnement S.A.	5,316	77,936
Wisconsin Energy Corp.	3,325	104,039
Xcel Energy, Inc.	6,910	170,608

		4,149,082

Multiline Retail—0.1%
Big Lots, Inc.*	890	30,999
Family Dollar Stores, Inc.	1,740	88,496
Harvey Norman Holdings, Ltd.	7,223	14,949
Isetan Mitsukoshi Holdings, Ltd.	5,700	57,590
J Front Retailing Co., Ltd.	7,000	33,294
JC Penney Co., Inc.	1,975	52,890
Kohl’s Corp.	3,985	195,663
Lifestyle International Holdings, Ltd.	8,500	21,228
Macy’s, Inc.	6,130	161,342
Marks & Spencer Group plc	24,116	117,455
Marui Group Corp., Ltd.	3,400	25,579
Next plc	2,642	103,607
Nordstrom, Inc.	2,350	107,348
PPR	1,158	149,957
Sears Holdings Corp.*	515	29,623
Takashimaya Co., Ltd.	4,000	29,131
Target Corp.	9,640	472,746

		1,691,897

Office Electronics—0.1%
Brother Industries, Ltd.	3,600	42,244
Canon, Inc.	17,300	784,121
Konica Minolta Holdings, Inc.	7,000	48,011
Neopost S.A.	491	36,221
Ricoh Co., Ltd.	10,000	83,758
Xerox Corp.	20,100	140,097

		1,134,452

Security Description	Shares	Value

Oil, Gas & Consumable Fuels—2.0%
Alpha Natural Resources, Inc.*	3,221	$56,979
Anadarko Petroleum Corp.	7,165	451,753
Apache Corp.	5,555	445,733
BG Group plc	51,567	983,780
BP plc	287,149	1,725,495
Cabot Oil & Gas Corp.	1,505	93,175
Cairn Energy plc*	21,313	92,540
Caltex Australia, Ltd.	2,179	22,612
Chesapeake Energy Corp.	9,455	241,575
Chevron Corp. (a)	28,780	2,662,726
ConocoPhillips Co.	19,720	1,248,670
CONSOL Energy, Inc.	3,220	109,255
Cosmo Oil Co., Ltd.	9,000	22,345
Denbury Resources, Inc.*	5,765	66,298
Devon Energy Corp.	5,980	331,531
El Paso Corp.	10,960	191,581
ENI S.p.A.	36,565	644,932
EOG Resources, Inc.	3,845	273,033
EQT Corp.	2,180	116,325
Essar Energy plc*	4,285	16,641
Exxon Mobil Corp. (a)	69,818	5,070,881
Galp Energia SGPS S.A. - B Shares	3,520	64,393
Hess Corp.	4,310	226,103
Idemitsu Kosan Co., Ltd.	400	35,903
Inpex Corp.	34	209,767
Japan Petroleum Exploration Co.	500	18,228
JX Holdings, Inc.	34,000	191,052
Marathon Oil Corp.	10,230	220,763
Marathon Petroleum Corp.	5,065	137,059
Murphy Oil Corp.	2,755	121,661
Neste Oil Oyj	1,699	14,757
Newfield Exploration Co.*	1,870	74,220
Noble Energy, Inc.	2,495	176,646
Occidental Petroleum Corp.	11,635	831,902
OMV AG	2,490	74,750
Origin Energy, Ltd.	16,195	208,751
Paladin Energy, Ltd.*	9,040	10,422
Peabody Energy Corp.	3,845	130,269
Pioneer Natural Resources Co.	1,715	112,796
QEP Resources, Inc.	2,495	67,540
Range Resources Corp.	2,335	136,504
Repsol YPF S.A.	12,074	319,347
Royal Dutch Shell plc - A Shares	54,699	1,699,661
Royal Dutch Shell plc - B Shares	41,017	1,276,348
Santos, Ltd.	13,302	144,841
Showa Shell Sekiyu KK	2,800	19,973
Southwestern Energy Co.*	4,935	164,484
Spectra Energy Corp.	9,250	226,902
Statoil ASA	16,980	364,863
Sunoco, Inc.	1,515	46,980
Tesoro Corp.*	1,975	38,453
TonenGeneral Sekiyu KK	4,000	45,927
Total S.A.	32,297	1,429,470
Tullow Oil plc	13,539	275,199
Valero Energy Corp.	8,155	144,996
Williams Cos., Inc. (The)	8,365	203,604
Woodside Petroleum, Ltd.	9,655	300,969

		24,633,363

MIST-11

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Paper & Forest Products—0.1%
Holmen AB - B Shares	887	$22,142
International Paper Co.	6,185	143,801
MeadWestvaco Corp.	2,440	59,926
Nippon Paper Group, Inc.	1,500	39,929
OJI Paper Co., Ltd.	12,000	65,948
Stora Enso Oyj - R Shares	8,851	51,881
Svenska Cellulosa AB - B Shares	8,783	107,418
UPM-Kymmene Oyj	7,911	89,395

		580,440

Personal Products—0.1%
Avon Products, Inc.	6,130	120,148
Beiersdorf AG	1,534	82,466
Estee Lauder Cos., Inc. (The) - Class A	1,610	141,423
Kao Corp.	8,000	222,792
L’Oreal S.A.	3,658	359,317
Shiseido Co., Ltd.	5,500	106,646

		1,032,792

Pharmaceuticals—1.7%
Abbott Laboratories	22,330	1,141,956
Allergan, Inc.	4,465	367,827
Astellas Pharma, Inc.	6,800	256,832
AstraZeneca plc	20,980	930,652
Bayer AG	12,582	694,114
Bristol-Myers Squibb Co.	24,415	766,143
Chugai Pharmaceutical Co., Ltd.	3,400	57,682
Daiichi Sankyo Co., Ltd.	10,300	214,717
Dainippon Sumitomo Pharma Co., Ltd.	2,400	26,441
Eisai Co., Ltd.	3,900	157,366
Elan Corp. plc*	7,588	81,335
Eli Lilly & Co.	14,550	537,913
Forest Laboratories, Inc.*	3,855	118,695
GlaxoSmithKline plc	78,503	1,623,824
Hisamitsu Pharmaceutical Co., Inc.	1,000	48,078
Hospira, Inc.*	2,340	86,580
Johnson & Johnson (a)	39,370	2,508,263
Kyowa Hakko Kirin Co., Ltd.	4,000	44,590
Merck & Co., Inc. (a)	44,205	1,445,946
Merck KGaA	984	80,826
Mitsubishi Tanabe Pharma Corp.	4,000	74,238
Mylan, Inc.*	6,085	103,445
Novartis AG	35,509	1,984,807
Novo Nordisk A.S. - Class B	6,471	645,795
Ono Pharmaceutical Co., Ltd.	1,300	77,502
Orion Oyj - Class B	1,436	29,018
Otsuka Holdings Co., Ltd.	3,820	104,592
Pfizer, Inc. (a)	111,945	1,979,188
Roche Holding AG	10,690	1,722,486
Sanofi	16,964	1,118,122
Santen Pharmaceutical Co., Ltd.	1,200	50,209
Shionogi & Co., Ltd.	4,600	68,159
Shire plc	8,556	267,288
Taisho Pharmaceutical Co., Ltd. (c)	2,000	49,169
Takeda Pharmaceutical Co., Ltd.	12,100	575,178
Teva Pharmaceutical Industries, Ltd.	14,302	529,596
Tsumura & Co.	900	28,715
UCB S.A.	1,535	65,615

Security Description	Shares	Value

Pharmaceuticals—(Continued)
Watson Pharmaceuticals, Inc.*	1,770	$120,802

		20,783,704

Professional Services—0.1%
Adecco S.A.*	2,016	79,175
Bureau Veritas S.A.	832	60,065
Capita Group plc (The)	9,330	102,166
Dun & Bradstreet Corp.	725	44,414
Equifax, Inc.	1,715	52,719
Experian plc	15,263	172,031
Intertek Group plc	2,437	70,002
Randstad Holding N.V.	1,820	58,281
Robert Half International, Inc.	1,980	42,016
SGS S.A.	84	127,589

		808,458

Real Estate Investment Trusts—1.6%
A & J Mucklow Group plc	700	3,602
Acadia Realty Trust	1,150	21,505
Affine	50	973
Agree Realty Corp.	300	6,534
Alexander’s, Inc.	50	18,051
Alexandria Real Estate Equities, Inc.	1,800	110,502
Allied Properties Real Estate Investment Trust	1,450	32,349
Alstria Office REIT-AG	2,050	23,874
American Assets Trust, Inc.	1,150	20,643
American Campus Communities, Inc.	1,950	72,559
Apartment Investment & Management Co. - Class A	5,165	114,250
Artis Real Estate Investment Trust	2,300	27,383
Ascendas Real Estate Investment Trust	85,000	131,951
Ashford Hospitality Trust	1,950	13,689
Associated Estates Realty Corp.	1,200	18,552
AvalonBay Communities, Inc.	4,045	461,332
Befimmo S.C.A. Sicafi	500	37,649
Beni Stabili S.p.A.	27,300	14,444
Big Yellow Group plc	3,750	13,949
BioMed Realty Trust, Inc.	3,750	62,137
Boardwalk Real Estate Investment Trust	1,400	64,920
Boston Properties, Inc.	6,325	563,557
Brandywine Realty Trust	3,850	30,839
BRE Properties, Inc.	2,150	91,031
British Land Co. plc	38,074	281,695
BWP Trust	15,050	24,503
Calloway Real Estate Investment Trust	2,950	73,054
Camden Property Trust	2,000	110,520
Campus Crest Communities, Inc.	900	9,792
Canadian Apartment Properties	2,200	44,678
Canadian Real Estate Investment Trust	1,950	66,946
CapitaCommercial Trust	60,000	45,696
Capital Shopping Centres Group plc	26,847	136,642
CapitaMall Trust	96,000	133,996
CapLease, Inc.	1,950	7,040
CBL & Associates Properties, Inc.	4,250	48,280
CDL Hospitality Trusts	20,750	23,963
Cedar Shopping Centers, Inc.	1,950	6,065
CFS Retail Property Trust	89,282	150,789
Champion	71,400	27,138
Charter Hall Office	14,200	45,833

MIST-12

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Real Estate Investment Trusts—(Continued)
Charter Hall Retail	8,800	$26,575
Chartwell Seniors Housing	4,100	29,793
Chesapeake Lodging Trust	950	11,467
Cofinimmo	400	47,267
Cogdell Spencer, Inc.	1,450	5,467
Colonial Properties Trust	2,450	44,492
Cominar Real Estate Investment Trust	1,800	37,230
CommonWealth	2,350	44,579
Commonwealth Property Office Fund	70,950	61,414
Corio N.V.	3,513	162,289
Corporate Office Properties Trust	2,050	44,649
Cousins Properties, Inc.	3,000	17,550
Crombie Real Estate Investment Trust	1,000	12,320
CubeSmart	2,850	24,311
DCT Industrial Trust, Inc.	7,050	30,950
DDR Corp.	7,950	86,655
Derwent London plc	2,900	64,969
Dexus Property Group	213,775	169,784
DiamondRock Hospitality Co.	4,800	33,552
Digital Realty Trust, Inc.	2,850	157,206
Douglas Emmett, Inc.	2,700	46,170
Duke Realty Corp.	7,250	76,125
Dundee Real Estate Investment Trust	1,750	53,511
DuPont Fabros Technology, Inc.	1,750	34,457
EastGroup Properties, Inc.	750	28,605
Education Realty Trust, Inc.	2,100	18,039
Entertainment Properties Trust	1,350	52,623
Equity Lifestyle Properties, Inc.	1,100	68,970
Equity One, Inc.	1,650	26,169
Equity Residential	12,660	656,674
Essex Property Trust, Inc.	950	114,038
Eurobank Properties Real Estate Investment Co.	500	2,695
Extendicare Real Estate Investment Trust	2,300	15,562
Extra Space Storage, Inc.	2,700	50,301
Federal Realty Investment Trust	1,800	148,338
FelCor Lodging Trust, Inc.*	3,600	8,388
First Industrial Realty Trust, Inc.*	2,500	20,000
First Potomac Realty Trust	1,450	18,082
Fonciere Des Regions	1,218	85,293
Franklin Street Properties Corp.	2,350	26,579
Gecina S.A.	884	77,717
General Growth Properties, Inc.	13,300	160,930
Getty Realty Corp.	700	10,094
Glimcher Realty Trust	2,900	20,532
Goodman Group	321,082	176,893
Government Properties Income Trust	1,000	21,510
GPT Group	80,570	242,450
Great Portland Estates plc	8,900	47,075
H&R Real Estate Investment Trust	4,400	88,805
Hammerson plc	30,986	181,190
HCP, Inc.	17,565	615,829
Health Care REIT, Inc.	7,595	355,446
Healthcare Realty Trust, Inc.	2,100	35,385
Hersha Hospitality Trust	4,850	16,781
Highwoods Properties, Inc.	2,050	57,933
Homburg Canada Real Estate Investment Trust	1,400	16,560
Home Properties, Inc.	1,100	62,436
Hospitality Properties Trust	3,550	75,366
Host Hotels & Resorts, Inc.	30,215	330,552

Security Description	Shares	Value

Real Estate Investment Trusts—(Continued)
ICADE	955	$74,861
Immobiliare Grande Distribuzione	3,450	5,092
Inland Real Estate Corp.	2,550	18,615
InnVest Real Estate Investment Trust	2,700	11,226
Intervest Offices	200	5,231
Investa Office Fund	79,000	46,062
Investors Real Estate Trust	2,300	16,560
Japan Prime Realty Investment Corp.	32	81,957
Japan Real Estate Investment Corp.	22	214,857
Japan Retail Fund Investment Corp.	78	125,709
Kenedix Realty Investment Corp.	8	26,004
Kilroy Realty Corp.	1,700	53,210
Kimco Realty Corp.	17,470	262,574
Kite Realty Group Trust	1,800	6,588
Kiwi Income Property Trust	27,800	22,635
Klepierre	4,237	119,284
Land Securities Group plc	33,957	338,857
LaSalle Hotel Properties	2,450	47,040
Lexington Realty Trust	4,550	29,757
Liberty Property Trust	3,300	96,063
Link REIT (The)	97,500	307,607
London & Stamford Property plc	15,500	28,235
LTC Properties, Inc.	850	21,522
Macerich Co. (The)	3,750	159,862
Mack-Cali Realty Corp.	2,500	66,875
Mapletree Industrial Trust	34,800	28,925
Mapletree Logistics Trust	51,900	33,746
Medical Properties Trust, Inc.	3,200	28,640
Mercialys	1,300	46,482
Mid-America Apartment Communities, Inc.	1,050	63,231
Mirvac Group	150,938	165,830
Morguard Real Estate Investment Trust	1,250	17,794
Mori Trust Sogo REIT, Inc.	3	27,666
National Health Investors, Inc.	800	33,704
National Retail Properties, Inc.	2,400	64,488
Nieuwe Steen Investments N.V.	1,250	18,682
Nippon Accommodations Fund, Inc.	4	28,283
Nippon Building Fund, Inc.	26	269,066
Nomura Real Estate Office Fund, Inc.	14	85,417
Northern Property Real Estate Investment Trust	850	22,269
NorthWest Healthcare Properties Real Estate Investment Trust	1,000	10,972
Omega Healthcare Investors, Inc.	2,950	46,993
Orix JREIT, Inc.	6	27,516
Parkway Properties, Inc.	650	7,157
Pebblebrook Hotel Trust	1,400	21,910
Pennsylvania Real Estate Investment Trust	1,600	12,368
Piedmont Office Realty Trust, Inc.	4,950	80,041
Plum Creek Timber Co., Inc.	2,335	81,048
Post Properties, Inc.	1,450	50,373
Premier Investment Corp.	4	15,622
Primaris Retail Real Estate Investment Trust	2,300	45,380
Primary Health Properties plc	1,950	10,031
Prime Office REIT-AG*	1,100	6,574
Prologis, Inc.	19,580	474,815
PS Business Parks, Inc.	550	27,247
Public Storage	5,725	637,479
Ramco-Gershenson Properties Trust	1,100	9,020
Realty Income Corp.	3,650	117,676

MIST-13

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Real Estate Investment Trusts—(Continued)
Regency Centers Corp.	2,600	$91,858
Retail Opportunity Investments Corp.	1,200	13,296
RioCan Real Estate Investment Trust	7,650	191,434
RLJ Lodging Trust	900	11,493
Saul Centers, Inc.	400	13,524
Segro plc	32,534	111,287
Senior Housing Properties Trust	4,300	92,622
Shaftesbury plc	7,100	51,494
Simon Property Group, Inc.	12,560	1,381,349
SL Green Realty Corp.	2,400	139,560
Societe de la Tour Eiffel	150	8,549
Societe Immobiliere de Location pour l’Industrie et le Commerce	350	33,856
Sovran Self Storage, Inc.	800	29,736
Stockland	105,257	294,805
Strategic Hotels & Resorts, Inc.*	5,050	21,766
Sun Communities, Inc.	600	21,114
Sunstone Hotel Investors, Inc.*	3,400	19,346
Suntec Real Estate Investment Trust	63,000	55,397
Tanger Factory Outlet Centers, Inc.	2,400	62,424
Taubman Centers, Inc.	1,600	80,496
Tokyu REIT, Inc.	4	21,496
Top REIT, Inc.	4	21,644
Transglobe Apartment Real Estate Investment Trust	1,650	17,437
UDR, Inc.	6,200	137,268
Unibail-Rodamco	4,047	724,037
United Urban Investment Corp.	61	64,236
Universal Health Realty Income Trust	350	11,764
Urstadt Biddle Properties - Class A	600	9,582
Vastned Offices/Industrial N.V.	550	7,203
VastNed Retail N.V.	550	26,270
Ventas, Inc.	12,242	604,755
Vornado Realty Trust	7,940	592,483
Warehouses De Pauw SCA	250	12,414
Washington Real Estate Investment Trust	1,900	53,542
Weingarten Realty Investors	3,450	73,036
Wereldhave Belgium	150	13,102
Wereldhave N.V.	700	49,389
Westfield Group	100,224	747,170
Westfield Retail Trust	132,595	309,718
Weyerhaeuser Co.	7,640	118,802
Whiterock Real Estate Investment Trust	900	10,343
Winthrop Realty Trust	700	6,083
Workspace Group plc	4,150	13,863

		19,623,298

Real Estate Management & Development—0.6%
Aeon Mall Co., Ltd.	3,700	84,225
Agile Property Holdings, Ltd.	40,200	25,352
Allreal Holding AG*	200	30,968
Azrieli Group	1,000	23,261
Brookfield Office Properties, Inc.	10,700	149,223
CA Immobilien Anlagen AG*	2,500	30,543
Capital & Counties Properties plc	19,500	50,992
CapitaLand, Ltd.	128,000	239,845
CapitaMalls Asia, Ltd.	64,938	59,596
Castellum A.B.	4,950	60,648
CB Richard Ellis Group, Inc. - Class A*	4,655	62,656
Cheung Kong Holdings, Ltd.	21,000	224,902

Security Description	Shares	Value

Real Estate Management & Development—(Continued)
China Overseas Land & Investment, Ltd.	116,550	$166,540
China Resources Land, Ltd.	61,450	64,518
City Developments, Ltd.	27,000	197,004
Citycon Oyj	8,000	27,433
CLS Holdings plc*	650	5,894
Colonia Real Estate AG*	450	2,398
Conwert Immobilien Invest SE	2,350	28,443
Country Garden Holdings Co.	96,750	26,306
Daejan Holdings plc	150	5,705
Daito Trust Construction Co., Ltd.	1,100	100,982
Daiwa House Industry Co., Ltd.	7,000	90,196
Deutsche Euroshop AG	1,500	50,641
Deutsche Wohnen AG	2,350	31,447
Development Securities plc	3,500	10,331
DIC Asset AG	900	6,850
Fabege AB	4,750	36,078
First Capital Realty, Inc.	1,850	30,270
FKP Property Group	25,450	10,952
Forest City Enterprises, Inc.*	4,200	44,772
GAGFAH S.A.	2,500	15,259
Global Logistic Properties, Ltd.*	80,368	101,356
Grainger plc*	8,950	12,067
GSW Immobilien AG*	950	27,075
Hang Lung Group, Ltd.	13,000	66,133
Hang Lung Properties, Ltd.	101,000	298,719
Hansteen Holdings plc	18,500	20,824
Helical Bar plc	3,400	10,284
Henderson Land Development Co., Ltd.	47,000	208,880
Hongkong Land Holdings, Ltd.	50,000	221,365
Hopewell Holdings, Ltd.	8,500	24,175
Hopson Development Holdings, Ltd.	20,300	11,442
Hufvudstaden A.B. - A Shares	4,300	41,863
Hysan Development Co., Ltd.	31,000	91,906
IMMOFINANZ AG*	14,298	40,750
Inmobiliaria Colonial S.A.*	1,000	4,053
Invista Foundation Property Trust, Ltd.	10,250	5,273
IVG Immobilien AG*	2,900	10,046
Keppel Land, Ltd.	32,000	62,843
Kerry Properties, Ltd.	31,000	97,532
Killam Properties, Inc.	1,300	13,388
Klovern AB	3,500	12,790
Kungsleden AB	3,850	26,289
KWG Property Holding, Ltd.	33,450	12,115
Lend Lease Group	8,252	55,671
Mitsubishi Estate Co., Ltd.	48,000	777,748
Mitsui Fudosan Co., Ltd.	38,000	602,136
Mobimo Holding AG*	150	36,183
New World China Land, Ltd.	50,050	11,943
New World Development, Ltd.	122,000	114,800
Nomura Real Estate Holdings, Inc.	3,700	55,868
Norwegian Property ASA	14,250	19,098
NTT Urban Development Corp.	56	40,699
Patrizia Immobilien AG*	750	3,521
PSP Swiss Property AG*	1,350	121,321
Quintain Estates & Development plc*	14,900	9,303
Safestore Holdings plc	5,400	8,588
Shenzhen Investment, Ltd.	75,450	13,555
Shimao Property Holdings, Ltd.	40,950	29,807
Shui On Land, Ltd.	75,450	17,964

MIST-14

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Real Estate Management & Development—(Continued)
Sino Land Co., Ltd.	114,000	$151,724
Soho China, Ltd.	60,050	37,327
Sponda Oyj	7,900	29,820
St. Modwen Properties plc	4,350	7,940
Sumitomo Realty & Development Co., Ltd.	19,000	365,525
Sun Hung Kai Properties, Ltd.	77,000	872,770
Swire Pacific, Ltd. - Class A	11,000	113,699
Swiss Prime Site AG*	1,150	92,744
TAG Immobilien AG*	1,850	14,833
Technopolis Oyj	1,800	7,640
Tokyo Tatemono Co., Ltd.	9,000	27,357
Tokyu Land Corp.	17,000	61,123
Unite Group plc*	4,600	11,832
UOL Group, Ltd.	7,000	22,163
Wallenstam AB - B Shares	3,450	31,542
Wharf Holdings, Ltd.	66,000	321,788
Wheelock & Co., Ltd.	13,000	38,019
Wihlborgs Fastigheter AB	2,150	27,288
Wing Tai Holdings, Ltd.	17,150	15,930
Yanlord Land Group, Ltd.	16,750	8,995
Zueblin Immobilien Holding AG*	1,300	4,152

		7,597,814

Road & Rail—0.2%
Asciano, Ltd.	44,520	61,703
Central Japan Railway Co.	23	200,635
ComfortDelGro Corp., Ltd.	28,000	27,981
CSX Corp.	15,700	293,119
DSV A.S.	3,104	56,167
East Japan Railway Co.	5,200	316,111
Keikyu Corp.	7,000	64,675
Keio Corp.	9,000	64,420
Keisei Electric Railway Co., Ltd.	4,000	27,174
Kintetsu Corp.	24,000	90,426
MTR Corp.	22,000	66,008
Nippon Express Co., Ltd.	12,000	51,169
Norfolk Southern Corp.	4,990	304,490
Odakyu Electric Railway Co., Ltd.	9,000	85,620
QR National, Ltd.	25,987	79,100
Ryder System, Inc.	730	27,382
Tobu Railway Co., Ltd.	15,000	70,760
Tokyu Corp.	17,000	85,450
Union Pacific Corp.	7,065	576,999
West Japan Railway Co.	2,587	111,072

		2,660,461

Semiconductors & Semiconductor Equipment—0.4%
Advanced Micro Devices, Inc.*	8,260	41,961
Advantest Corp.	2,300	24,829
Altera Corp.	4,670	147,245
Analog Devices, Inc.	4,310	134,688
Applied Materials, Inc.	18,860	195,201
ARM Holdings plc	20,481	175,622
ASM Pacific Technology, Ltd.	3,000	29,321
ASML Holding N.V.	6,562	228,894
Broadcom Corp. - Class A	6,905	229,867
Elpida Memory, Inc.*	3,900	24,442
First Solar, Inc.*	880	55,625

Security Description	Shares	Value

Semiconductors & Semiconductor Equipment—(Continued)
Infineon Technologies AG	16,534	$122,232
Intel Corp. (a)	75,300	1,606,149
KLA-Tencor Corp.	2,340	89,575
Linear Technology Corp.	3,220	89,033
LSI Corp.*	8,180	42,372
MEMC Electronic Materials, Inc.*	3,225	16,899
Microchip Technology, Inc.	2,700	83,997
Micron Technology, Inc.*	14,410	72,626
Novellus Systems, Inc.*	950	25,897
NVIDIA Corp.*	8,660	108,250
Renewable Energy Corp. ASA*	5,961	5,257
Rohm Co., Ltd.	1,500	78,052
STMicroelectronics N.V.	9,695	63,591
Sumco Corp.*	1,800	16,840
Teradyne, Inc.*	2,600	28,626
Texas Instruments, Inc.	16,580	441,857
Tokyo Electron, Ltd.	2,600	117,915
Xilinx, Inc.	3,790	103,998

		4,400,861

Software—0.6%
Adobe Systems, Inc.*	7,070	170,882
Autodesk, Inc.*	3,225	89,591
Autonomy Corp. plc*	3,516	139,529
BMC Software, Inc.*	2,495	96,207
CA, Inc.	5,405	104,911
Citrix Systems, Inc.*	2,700	147,231
Compuware Corp.*	3,070	23,516
Dassault Systemes S.A.	920	65,211
Electronic Arts, Inc.*	4,780	97,751
Intuit, Inc.*	4,345	206,127
Konami Corp.	1,500	50,422
Microsoft Corp. (a)	106,975	2,662,608
NICE Systems, Ltd.*	920	27,507
Nintendo Co., Ltd.	1,600	233,325
Oracle Corp. (a)	56,690	1,629,271
Oracle Corp. Japan	600	21,129
Red Hat, Inc.*	2,805	118,539
Sage Group plc (The)	20,122	79,930
Salesforce.com, Inc.*	2,015	230,274
SAP AG	14,000	716,397
Square Enix Holdings Co., Ltd.	1,000	17,992
Symantec Corp.*	10,760	175,388
Trend Micro, Inc.	1,600	50,000

		7,153,738

Specialty Retail—0.3%
ABC-Mart, Inc.	400	15,377
Abercrombie & Fitch Co. - Class A	1,255	77,258
AutoNation, Inc.*	655	21,471
AutoZone, Inc.*	475	151,615
Bed Bath & Beyond, Inc.*	3,505	200,872
Best Buy Co., Inc.	4,265	99,374
CarMax, Inc.*	3,200	76,320
Esprit Holdings, Ltd.	18,600	22,694
Fast Retailing Co., Ltd.	900	161,346
GameStop Corp. - Class A*	1,975	45,622
Gap, Inc. (The)	4,920	79,901

MIST-15

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Specialty Retail—(Continued)
Hennes & Mauritz AB - B Shares	15,557	$467,451
Home Depot, Inc. (The)	22,380	735,631
Inditex S.A.	3,320	285,410
Kingfisher plc	35,967	138,124
Limited Brands, Inc.	3,510	135,170
Lowe’s Cos., Inc.	18,070	349,474
Nitori Holdings Co., Ltd.	600	60,436
O’Reilly Automotive, Inc.*	1,975	131,594
Ross Stores, Inc.	1,635	128,658
Shimamura Co., Ltd.	400	41,971
Staples, Inc.	10,145	134,928
Tiffany & Co.	1,840	111,909
TJX Cos., Inc. (The)	5,485	304,253
Urban Outfitters, Inc.*	1,640	36,605
USS Co., Ltd.	340	28,954
Yamada Denki Co., Ltd.	1,250	87,374

		4,129,792

Textiles, Apparel & Luxury Goods—0.2%
Adidas AG	3,184	192,849
Asics Corp.	2,000	27,154
Burberry Group plc	6,632	120,272
Christian Dior S.A.	830	93,210
Coach, Inc.	4,110	213,021
Compagnie Financiere Richemont S.A. - Class A	7,943	353,141
Luxottica Group S.p.A.	1,776	45,165
LVMH Moet Hennessy Louis Vuitton S.A.	3,856	513,297
NIKE, Inc. - Class B	5,455	466,457
Pandora A.S.	943	6,307
Ralph Lauren Corp.	985	127,755
Swatch Group AG (The)	1,131	193,829
VF Corp.	1,245	151,293
Yue Yuen Industrial Holdings, Ltd.	11,000	28,194

		2,531,944

Thrifts & Mortgage Finance—0.0%
Hudson City Bancorp., Inc.	7,535	42,648
People’s United Financial, Inc.	5,345	60,933

		103,581

Tobacco—0.4%
Altria Group, Inc.	29,675	795,587
British American Tobacco plc	30,246	1,284,359
Imperial Tobacco Group plc	15,499	524,382
Japan Tobacco, Inc.	69	322,294
Lorillard, Inc.	2,030	224,721
Philip Morris International, Inc. (a)	25,215	1,572,912
Reynolds American, Inc.	4,830	181,028
Swedish Match AB	3,241	107,875

		5,013,158

Trading Companies & Distributors—0.2%
Brenntag AG	510	44,518
Bunzl plc	5,026	59,807
Fastenal Co.	4,210	140,109
ITOCHU Corp.	23,000	219,932
Marubeni Corp.	25,000	139,968

Security Description	Shares/Par Amount	Value

Trading Companies & Distributors—(Continued)
Mitsubishi Corp.	21,400	$436,313
Mitsui & Co., Ltd.	26,500	384,010
Noble Group, Ltd.	58,000	58,229
Sojitz Corp.	19,000	34,758
Sumitomo Corp.	17,100	211,678
Toyota Tsusho Corp.	3,300	56,452
W.W. Grainger, Inc.	880	131,595
Wolseley plc	4,334	108,088

		2,025,457

Transportation Infrastructure—0.1%
Abertis Infraestructuras S.A.	5,903	91,056
Aeroports de Paris	527	39,736
Atlantia S.p.A.	4,795	69,034
Auckland International Airport, Ltd.	14,085	24,629
Fraport AG Frankfurt Airport Services Worldwide	559	32,746
Groupe Eurotunnel S.A.	8,035	68,243
Hutchison Port Holdings Trust	79,502	52,598
Kamigumi Co., Ltd.	4,000	35,806
Koninklijke Vopak N.V.	1,070	51,460
MAp Group	5,663	17,665
Mitsubishi Logistics Corp.	2,000	21,554
Transurban Group	19,767	103,471

		607,998

Water Utilities—0.0%
Severn Trent plc	3,614	86,644
United Utilities Group plc	10,372	100,642

		187,286

Wireless Telecommunication Services—0.3%
American Tower Corp. - Class A*	5,665	304,777
Cellcom Israel, Ltd.	995	20,322
KDDI Corp.	45	309,425
MetroPCS Communications, Inc.*	4,190	36,495
Millicom International Cellular S.A.	1,162	117,060
Mobistar S.A.	457	26,197
NTT DoCoMo, Inc.	233	425,232
Partner Communications Co., Ltd.	1,308	12,472
SOFTBANK Corp.	13,200	386,854
Sprint Nextel Corp.*	42,955	130,583
StarHub, Ltd.	9,000	19,684
Vodafone Group plc	780,130	2,018,311

		3,807,412

Total Common Stocks (Cost $333,634,949)		306,893,440

U.S. Treasury & Government Agencies—23.6%

Federal Agencies—2.8%
Federal Home Loan Banks 0.875%, 08/22/12	$10,000	10,055
1.750%, 12/14/12	10,000	10,168
2.500%, 06/13/14	4,725,000	4,967,237
4.750%, 12/16/16	1,785,000	2,084,037

MIST-16

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)
Security Description	Shares/Par Amount	Value

Federal Agencies—(Continued)
Federal Home Loan Mortgage Corporation 5.000%, 07/15/14	$7,710,000	$8,674,883
4.375%, 07/17/15	4,305,000	4,867,272
Federal National Mortgage Association 4.750%, 02/21/13	10,000	10,603
1.750%, 05/07/13	50,000	51,053
3.875%, 07/12/13	799,000	848,705
4.625%, 10/15/13	10,000	10,845
2.750%, 03/13/14	4,560,000	4,808,488
2.375%, 04/11/16	966,000	1,019,300
5.250%, 09/15/16	5,445,000	6,495,292
5.375%, 06/12/17	756,000	917,987
7.250%, 05/15/30	541,000	846,903

		35,622,828

U.S. Treasury—20.8%
U.S. Treasury Bonds 6.250%, 08/15/23	4,620,000	6,585,667
6.000%, 02/15/26	2,627,000	3,761,945
5.375%, 02/15/31	5,425,000	7,632,297
3.500%, 02/15/39	5,264,000	5,853,731
4.375%, 11/15/39	4,785,000	6,152,462
4.375%, 05/15/40	6,650,000	8,560,851
4.375%, 05/15/41	4,990,000	6,447,260
U.S. Treasury Notes 4.625%, 07/31/12	1,190,000	1,233,881
4.000%, 11/15/12	3,449,000	3,595,583
3.625%, 05/15/13	18,373,900	19,368,681
1.125%, 06/15/13	17,410,000	17,663,612
0.750%, 08/15/13	23,053,000	23,257,411
2.000%, 11/30/13	17,254,700	17,878,837
2.625%, 07/31/14	12,915,000	13,717,151
2.000%, 04/30/16	21,417,000	22,531,476
7.250%, 05/15/16	13,085,000	16,897,027
3.250%, 07/31/16	18,515,000	20,563,222
3.125%, 10/31/16	16,100,000	17,809,369
2.750%, 02/15/19	4,678,000	5,086,595
8.875%, 02/15/19	2,158,000	3,285,050
2.625%, 11/15/20	15,004,000	16,047,243
3.625%, 02/15/21	12,295,000	14,205,532

		258,134,883

Total U.S. Treasury & Government Agencies (Cost $286,443,105)		293,757,711

Investment Company Securities—6.1%
F&C Commercial Property Trust, Ltd.	14,300	21,350
IRP Property Investments, Ltd.	3,200	3,768
iShares Russell 2000 Index Fund	412,870	26,526,898
Picton Property Income, Ltd.	9,900	6,243
SPDR S&P MidCap 400 ETF Trust	185,640	26,385,013
Standard Life Investment Property Income Trust plc	3,950	3,458
UK Commercial Property Trust	10,350	12,266
Vanguard MSCI Emerging Markets ETF	641,340	23,017,693

Total Investment Company Securities (Cost $88,176,908)		75,976,689

Foreign Bonds & Debt Securities—3.0%

Security Description	Par Amount	Value

Sovereign—3.0%
Australia Government Bond 6.000%, 02/15/17 (AUD)	$230,000	$247,438
5.750%, 05/15/21 (AUD)	100,000	109,148
Bundesrepublik Deutschland 3.750%, 07/04/13 (EUR)	1,375,000	1,953,837
4.250%, 01/04/14 (EUR)	700,000	1,019,180
3.500%, 01/04/16 (EUR)	910,000	1,351,755
4.000%, 07/04/16 (EUR)	1,810,000	2,759,703
3.000%, 07/04/20 (EUR)	1,160,000	1,719,909
2.500%, 01/04/21 (EUR)	985,000	1,403,331
5.500%, 01/04/31 (EUR)	460,000	883,186
4.750%, 07/04/34 (EUR)	150,000	273,020
4.250%, 07/04/39 (EUR)	440,000	773,520
Canadian Government Bond 3.500%, 06/01/13 (CAD)	455,000	456,800
4.000%, 06/01/16 (CAD)	255,000	274,823
3.500%, 06/01/20 (CAD)	150,000	160,919
5.750%, 06/01/29 (CAD)	260,000	358,572
4.000%, 06/01/41 (CAD)	180,000	215,342
Denmark Government Bond 4.000%, 11/15/15 (DKK)	500,000	100,850
4.000%, 11/15/19 (DKK)	265,000	55,760
4.500%, 11/15/39 (DKK)	295,000	73,981
France Government Bond OAT 4.000%, 04/25/13 (EUR)	1,765,000	2,486,382
3.250%, 04/25/16 (EUR)	1,475,000	2,119,660
3.750%, 04/25/21 (EUR)	935,000	1,385,979
5.500%, 04/25/29 (EUR)	460,000	798,175
4.500%, 04/25/41 (EUR)	310,000	499,525
Italy Buoni Poliennali Del Tesoro 3.750%, 12/15/13 (EUR)	896,000	1,190,861
3.750%, 04/15/16 (EUR)	1,525,000	1,962,050
3.750%, 03/01/21 (EUR)	1,225,000	1,457,430
5.250%, 11/01/29 (EUR)	715,000	857,653
5.000%, 08/01/39 (EUR)	235,000	261,519
Mexican Bonos 7.250%, 12/15/16 (MXN)	2,120,000	166,826
6.500%, 06/10/21 (MXN)	1,355,000	98,865
Poland Government Bond 5.50%, 10/25/19 (PLN)	555,000	165,831
South Africa Government Bond 8.25%, 09/15/17 (ZAR)	1,220,000	155,087
Spain Government Bond 2.500%, 10/31/13 (EUR)	665,000	878,281
3.150%, 01/31/16 (EUR)	620,000	808,989
4.000%, 04/30/20 (EUR)	585,000	742,778
6.000%, 01/31/29 (EUR)	190,000	257,958
4.200%, 01/31/37 (EUR)	225,000	235,455
Sweden Government Bond Series 1047 5.000%, 12/01/20 (SEK)	565,000	105,792
Series 1049 4.500%, 08/12/15 (SEK)	660,000	108,293
United Kingdom Gilt 4.500%, 03/07/13 (GBP)	1,235,000	2,037,474
4.000%, 09/07/16 (GBP)	490,000	861,473
3.750%, 09/07/20 (GBP)	750,000	1,313,172
4.750%, 12/07/30 (GBP)	440,000	836,624
4.250%, 09/07/39 (GBP)	890,000	1,571,290

Total Foreign Bonds & Debt Securities (Cost $39,178,194)		37,554,496

MIST-17

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Preferred Stocks—0.1%

Security Description	Shares/Par Amount	Value

Automobiles—0.1%
Bayerische Motoren Werke (BMW) AG	795	$37,210
Porsche Automobil Holding SE	2,330	111,966
Volkswagen AG	2,201	292,311

		441,487

Household Products—0.0%
Henkel AG & Co. KGaA	2,711	144,605

Media—0.0%
ProSiebenSat.1 Media AG	1,295	22,759

Multi-Utilities—0.0%
RWE AG	699	24,074

Total Preferred Stocks (Cost $753,807)		632,925

Rights—0.0%

Commercial Banks—0.0%
Banco Bilbao Vizcaya Argentaria S.A.*	65,789	9,733
CaixaBank*	8,937	733

Total Rights (Cost $10,523)		10,466

Short-Term Investment—41.9%

Repurchase Agreements—41.9%

Fixed Income Clearing Corp.
Repurchase Agreement dated 09/30/11 at 0.010% to be repurchased at $520,431,434 on 10/03/11, collateralized by $50,000,000 Federal Home Loan Bank at 0.000% due 11/02/11 with a value of $50,000,000; by $7,745,000 Federal Home Loan Bank at 0.000% due 11/23/11 with a value of $7,745,000; by $35,580,000 Federal Home Loan Bank at 0.000% due 12/30/11 with a value of $35,535,525; by $50,000,000 Federal National Mortgage Association at 0.000% due 12/01/11 with a value of $50,000,000; by $50,000,000 Federal National Mortgage Association at 0.000% due 12/06/11 with a value of $50,000,000; by $54,230,000 Federal National Mortgage Association at 4.375% due 10/15/15 with a value of $62,500,075; by $25,000,000 Federal National Mortgage Association at 1.000% due 11/23/11 with a value of $25,125,000; and by $236,070,000 U.S. Treasury Notes at 2.125% due 11/30/14 with a value of $249,939,113

	$520,431,000	520,431,000

Total Short-Term Investments (Cost $520,431,000)		520,431,000

Security Description	Value
Total Investments—99.4% (Cost $1,268,628,486#)	$1,235,256,727
Other assets and liabilities (net)—0.6%	7,279,360

Net Assets—100.0%	$1,242,536,087

*	Non-income producing security.
#	As of September 30, 2011, the aggregate cost of investments for federal income tax purposes was $1,268,628,486. The aggregate unrealized appreciation and depreciation of investments were $8,350,847 and $(41,722,606), respectively, resulting in net unrealized depreciation of $(33,371,759) for federal income tax purposes.
(a)	All or a portion of the security was pledged as collateral against open future contracts.
(b)	Affiliated Issuer.
(c)	Security was valued in good faith under procedures approved by the Board of Trustees.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2011, the market value of 144A securities was $160,969, which is 0.0% of net assets.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(ETF)—	Exchange-Traded Fund
(AUD)—	Australian Dollar
(CAD)—	Canadian Dollar
(DKK)—	Danish Krone
(EUR)—	Euro
(GBP)—	British Pound
(MXN)—	Mexican Peso
(PLN)—	Polish Zloty
(SEK)—	Swedish Krona
(ZAR)—	South African Rand

MIST-18

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Transactions of Affiliated Issuer

Security Description	Number of Shares Held at May 2, 2011*	Shares Purchased	Shares Sold	Number of Shares Held at September 30, 2011	Realized Gain on Shares Sold	Income For Period Ended September 30, 2011
MetLife, Inc.	—	15,165	—	15,165	$—	$—

*	Commencement of operations

Futures Contracts

The futures contracts outstanding as of September 30, 2011, and the description and unrealized appreciation (depreciation) were as follows:

Futures Contracts-Long	Exchange	Expiration Date	Number of Contracts	Contract Amount	Valuation as of September 30, 2011	Unrealized Appreciation/ (Depreciation)
ASX SPI 200 Index Futures	ASX 24	12/15/2011	74	$7,300,258	$7,210,558	$(89,700)
Australian Treasury Bond 10 Year Futures	ASX 24	12/15/2011	8	896,604	890,740	(5,864)
CAC 40 Index Futures	Euronext Paris Monep	10/21/2011	385	15,102,586	15,442,976	340,390
Canada Government Bond 10 Year Futures	Euronext Paris Monep	12/19/2011	17	2,143,872	2,174,658	30,786
DAX Index Futures	Eurex Deutschland	12/16/2011	78	14,024,784	14,347,993	323,209
FTSE 100 Index Futures	NYSE Euronext Liffe	12/16/2011	197	15,941,068	15,667,188	(273,880)
German Euro Bobl Futures	Eurex Deutschland	12/08/2011	27	4,413,385	4,434,820	21,435
German Euro Bund Futures	Eurex Deutschland	12/08/2011	65	11,780,604	11,931,746	151,142
German Euro Buxl Futures	Eurex Deutschland	12/08/2011	30	4,730,006	4,980,432	250,426
German Euro Schatz Futures	Eurex Deutschland	12/08/2011	41	6,041,852	6,044,819	2,967
Hang Seng Index Futures	Hong Kong Futures Exchange, Ltd.	10/28/2011	23	2,665,429	2,573,546	(91,883)
Japan Government Bond 10 Year Mini Futures	Singapore Exchange	12/08/2011	444	82,237,479	81,976,325	(261,154)
S&P 500 E-Mini Index Futures	Index and Options Market	12/16/2011	847	49,013,777	47,686,100	(1,327,677)
Topix Index Futures	Tokyo Stock Exchange	12/09/2011	191	18,521,437	18,780,179	258,742
U.S. Treasury Note 10 Year Futures	Chicago Board of Trade	12/20/2011	682	88,529,705	88,723,938	194,233
U.S. Treasury Note 5 Year Futures	Chicago Board of Trade	12/30/2011	128	15,686,677	15,678,000	(8,677)
Ultra Long-Term U.S. Treasury Bond Futures	Chicago Board of Trade	12/20/2011	214	31,714,112	33,945,750	2,231,638
United Kingdom Long Gilt Bond Futures	NYSE Euronext Liffe	12/28/2011	52	10,438,504	10,560,334	121,830

Net Unrealized Appreciation						$1,867,963

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts to buy:

Settlement Date	Counterparty	Contracts to Buy		Value at September 30, 2011	In Exchange for U.S.$	Unrealized Appreciation/ (Depreciation)
12/15/2011	State Street Bank & Trust	670,000	AUD	$647,255	$678,040	$(30,785)
12/15/2011	State Street Bank & Trust	603,000	CHF	667,299	771,554	(104,255)
12/15/2011	State Street Bank & Trust	793,000	CHF	877,558	973,962	(96,404)
12/15/2011	State Street Bank & Trust	1,330,000	CHF	1,471,820	1,549,954	(78,134)
12/15/2011	State Street Bank & Trust	3,433,000	CHF	3,799,065	3,963,151	(164,086)
12/15/2011	State Street Bank & Trust	953,000	EUR	1,281,270	1,360,408	(79,138)
12/15/2011	State Street Bank & Trust	881,000	EUR	1,184,469	1,242,483	(58,014)
12/15/2011	State Street Bank & Trust	981,000	EUR	1,318,915	1,393,157	(74,242)
12/15/2011	State Street Bank & Trust	1,618,000	EUR	2,175,335	2,307,640	(132,305)
12/15/2011	State Street Bank & Trust	1,944,000	EUR	2,613,629	2,762,580	(148,951)
12/15/2011	State Street Bank & Trust	525,000	EUR	705,841	756,845	(51,004)
12/15/2011	State Street Bank & Trust	1,568,000	EUR	2,108,112	2,254,533	(146,421)
12/15/2011	State Street Bank & Trust	726,000	EUR	976,078	1,051,887	(75,809)
12/15/2011	State Street Bank & Trust	3,007,000	EUR	4,042,790	4,201,832	(159,042)
12/15/2011	State Street Bank & Trust	1,116,000	EUR	1,500,417	1,568,984	(68,567)
12/15/2011	State Street Bank & Trust	1,157,000	EUR	1,555,540	1,572,039	(16,499)
12/15/2011	Citibank N.A.	630,000	GBP	983,571	966,829	16,742
12/15/2011	Royal Bank of Scotland plc	1,033,000	GBP	1,612,744	1,611,232	1,512
12/15/2011	State Street Bank & Trust	474,000	GBP	740,020	777,289	(37,269)

MIST-19

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Settlement Date	Counterparty	Contracts to Buy		Value at September 30, 2011	In Exchange for U.S.$	Unrealized Appreciation/ (Depreciation)
12/15/2011	State Street Bank & Trust	495,000	GBP	$772,805	$804,761	$(31,956)
12/15/2011	State Street Bank & Trust	910,000	GBP	1,420,713	1,477,913	(57,200)
12/15/2011	State Street Bank & Trust	727,000	GBP	1,135,009	1,177,922	(42,913)
12/15/2011	State Street Bank & Trust	720,000	GBP	1,124,081	1,187,035	(62,954)
12/15/2011	State Street Bank & Trust	944,000	GBP	1,473,795	1,556,628	(82,833)
12/15/2011	State Street Bank & Trust	1,257,000	GBP	1,962,457	2,052,153	(89,696)
12/15/2011	State Street Bank & Trust	891,000	GBP	1,391,050	1,450,236	(59,186)
12/15/2011	State Street Bank & Trust	1,619,000	GBP	2,527,620	2,577,173	(49,553)
12/15/2011	State Street Bank & Trust	3,133,000	GBP	4,891,312	5,012,675	(121,363)
12/15/2011	State Street Bank & Trust	747,000	GBP	1,166,234	1,147,392	18,842
12/15/2011	Barclays Bank plc	75,470,000	JPY	980,649	988,746	(8,097)
12/15/2011	Barclays Bank plc	1,239,934,000	JPY	16,111,573	16,244,599	(133,026)
12/15/2011	State Street Bank & Trust	64,805,000	JPY	842,069	843,244	(1,175)
12/15/2011	State Street Bank & Trust	90,351,000	JPY	1,174,011	1,148,218	25,793
12/15/2011	State Street Bank & Trust	90,705,000	JPY	1,178,611	1,187,067	(8,456)
12/15/2011	State Street Bank & Trust	275,927,000	JPY	3,585,367	3,605,004	(19,637)
12/15/2011	State Street Bank & Trust	134,044,000	JPY	1,741,754	1,750,356	(8,602)
12/15/2011	State Street Bank & Trust	112,494,000	JPY	1,461,735	1,468,168	(6,433)
12/15/2011	State Street Bank & Trust	104,845,000	JPY	1,362,345	1,352,280	10,065
12/15/2011	State Street Bank & Trust	105,947,000	JPY	1,376,664	1,371,660	5,004
12/15/2011	State Street Bank & Trust	438,622,000	JPY	5,699,408	5,679,793	19,615
12/15/2011	State Street Bank & Trust	211,840,000	JPY	2,752,627	2,777,137	(24,510)
12/15/2011	State Street Bank & Trust	2,995,000	NOK	511,303	554,219	(42,916)
12/15/2011	State Street Bank & Trust	5,769,000	SEK	842,800	903,005	(60,205)
12/15/2011	State Street Bank & Trust	7,949,000	SEK	1,161,279	1,238,934	(77,655)

Net Unrealized Depreciation						$(2,411,718)

Forward foreign currency exchange contracts to sell:

Settlement Date	Counterparty	Contracts to Deliver		Value at September 30, 2011	In Exchange for U.S.$	Unrealized Appreciation/ (Depreciation)
10/26/2011	State Street Bank & Trust	363,702	AUD	$353,459	$376,806	$23,347
12/15/2011	Barclays Bank plc	1,351,000	AUD	1,305,137	1,313,496	8,359
12/15/2011	State Street Bank & Trust	670,000	AUD	647,255	673,518	26,263
12/15/2011	State Street Bank & Trust	5,407,000	AUD	5,223,447	5,435,387	211,940
12/15/2011	State Street Bank & Trust	5,470,000	AUD	5,284,308	5,647,228	362,920
12/15/2011	State Street Bank & Trust	1,200,000	AUD	1,159,263	1,261,416	102,153
12/15/2011	State Street Bank & Trust	1,333,000	AUD	1,287,748	1,361,286	73,538
12/15/2011	State Street Bank & Trust	1,731,000	AUD	1,672,237	1,670,623	(1,614)
12/15/2011	State Street Bank & Trust	1,208,000	AUD	1,166,992	1,176,338	9,346
10/21/2011	State Street Bank & Trust	1,141,064	CAD	1,097,748	1,142,561	44,813
10/21/2011	State Street Bank & Trust	379,837	CAD	365,418	371,639	6,221
12/15/2011	State Street Bank & Trust	1,613,000	CAD	1,549,938	1,632,542	82,604
12/15/2011	State Street Bank & Trust	1,203,000	CAD	1,155,968	1,166,500	10,532
12/15/2011	Barclays Bank plc	5,298,000	CHF	5,862,933	5,882,745	19,812
12/15/2011	Barclays Bank plc	826,000	CHF	914,077	917,166	3,089
12/15/2011	State Street Bank & Trust	861,000	CHF	952,810	980,828	28,018
12/15/2011	State Street Bank & Trust	2,075,000	CHF	2,296,260	2,322,848	26,588
10/19/2011	State Street Bank & Trust	1,256,095	DKK	227,009	241,331	14,322
10/17/2011	State Street Bank & Trust	12,327,799	EUR	16,577,995	16,913,863	335,868
10/17/2011	State Street Bank & Trust	8,800,885	EUR	11,835,125	12,002,119	166,994
12/15/2011	Barclays Bank plc	12,562,000	EUR	16,889,100	16,961,464	72,364
12/15/2011	State Street Bank & Trust	471,000	EUR	633,240	679,545	46,305
12/15/2011	State Street Bank & Trust	5,906,000	EUR	7,940,378	8,541,021	600,643
12/15/2011	State Street Bank & Trust	4,516,000	EUR	6,071,579	6,530,859	459,280
12/15/2011	State Street Bank & Trust	2,671,000	EUR	3,591,051	3,847,736	256,685
12/15/2011	State Street Bank & Trust	1,093,000	EUR	1,469,494	1,515,521	46,027
12/15/2011	State Street Bank & Trust	12,311,000	EUR	16,551,640	16,836,277	284,637
12/15/2011	State Street Bank & Trust	2,109,000	EUR	2,835,465	2,906,413	70,948

MIST-20

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Settlement Date	Counterparty	Contracts to Deliver		Value at September 30, 2011	In Exchange for U.S.$	Unrealized Appreciation/ (Depreciation)
12/15/2011	State Street Bank & Trust	2,051,000	EUR	$2,757,486	$2,793,011	$35,525
12/15/2011	State Street Bank & Trust	993,000	EUR	1,335,048	1,350,093	15,045
12/15/2011	State Street Bank & Trust	3,495,000	EUR	4,698,886	4,744,148	45,262
12/15/2011	State Street Bank & Trust	910,000	EUR	1,223,458	1,219,154	(4,304)
10/07/2011	State Street Bank & Trust	2,666,132	GBP	4,165,174	4,397,945	232,771
10/07/2011	State Street Bank & Trust	1,512,411	GBP	2,362,769	2,369,690	6,921
12/15/2011	Barclays Bank plc	14,063,000	GBP	21,955,481	21,851,793	(103,688)
12/15/2011	Barclays Bank plc	747,000	GBP	1,166,234	1,160,726	(5,508)
12/15/2011	Barclays Bank plc	1,747,000	GBP	2,727,457	2,723,250	(4,207)
12/15/2011	State Street Bank & Trust	11,011,000	GBP	17,190,628	17,364,457	173,829
12/15/2011	State Street Bank & Trust	630,000	GBP	983,571	994,442	10,871
12/15/2011	State Street Bank & Trust	159,000	GBP	248,234	250,978	2,744
12/15/2011	State Street Bank & Trust	3,629,000	GBP	5,665,679	5,682,288	16,609
12/15/2011	State Street Bank & Trust	75,470,000	JPY	980,649	982,900	2,251
12/15/2011	State Street Bank & Trust	1,417,740,000	JPY	18,421,965	18,464,243	42,278
10/19/2011	State Street Bank & Trust	3,767,179	MXN	273,137	302,365	29,228
10/21/2011	State Street Bank & Trust	580,092	PLN	176,511	186,189	9,678
10/19/2011	State Street Bank & Trust	1,454,644	SEK	213,092	225,996	12,904
12/15/2011	State Street Bank & Trust	13,718,000	SEK	2,004,079	2,049,175	45,096
12/15/2011	State Street Bank & Trust	24,539,000	SEK	3,584,932	3,665,601	80,669
12/15/2011	State Street Bank & Trust	8,786,000	SEK	1,283,557	1,288,793	5,236
10/20/2011	State Street Bank & Trust	1,317,484	ZAR	163,875	182,486	18,611

Net Unrealized Appreciation						$4,059,823

AUD—	Australian Dollar
CAD—	Canadian Dollar
CHF—	Swiss Franc
DKK—	Danish Krone
EUR—	Euro
GBP—	British Pound
JPY—	Japanese Yen
MXN—	Mexican Peso
NOK—	Norwegian Krone
PLN—	Polish Zloty
SEK—	Swedish Krona
ZAR—	South African Rand

Swap Agreements

Open interest rate swap agreements at September 30, 2011 were as follows:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	IRS USD 3ML	2.1130%	10/04/2021	Deutsche Bank AG	USD	286,470,000	$—	$—	$—
Pay	IRS USD 3ML	2.0960%	10/04/2021	Deutsche Bank AG	USD	21,000,000	—	—	—

Total							$—	$—	$—

Open equity total return swap agreements at September 30, 2011 were as follows:

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	IRS USD 3ML	0.4300%	05/15/2012	UBS AG	FTSE EPRA/NAREIT Developed Real Estate Index	USD	286,938	$(16,743)	$—	$(16,743)
Pay	IRS USD 3ML	0.4800%	05/15/2012	UBS AG	FTSE EPRA/NAREIT Developed Real Estate Index	USD	88,289	(5,152)	—	(5,152)

MIST-21

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Swap Agreements—(Continued)

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	IRS USD 3ML	0.4500%	06/15/2012	Deutsche Bank AG	FTSE EPRA/NAREIT Developed Real Estate Index	USD	4,516,517	$(263,549)	$—	$(263,549)
Pay	IRS USD 3ML	0.4500%	06/15/2012	JPMorgan Chase Bank N.A.	FTSE EPRA/NAREIT Developed Real Estate Index	USD	256,589	(14,972)	—	(14,972)
Pay	IRS USD 3ML	0.4600%	06/15/2012	UBS AG	FTSE EPRA/NAREIT Developed Real Estate Index	USD	1,420,895	(82,912)	—	(82,912)
Pay	IRS USD 3ML	0.4500%	07/16/2012	Deutsche Bank AG	FTSE EPRA/NAREIT Developed Real Estate Index	USD	5,595,292	(326,498)	—	(326,498)
Pay	IRS USD 3ML	1.0000%	08/15/2012	Deutsche Bank AG	FTSE EPRA/NAREIT Developed Real Estate Index	USD	2,759	(161)	—	(161)
Pay	IRS USD 3ML	0.4800%	09/15/2012	Deutsche Bank AG	FTSE EPRA/NAREIT Developed Real Estate Index	USD	1,199,927	(82,776)	—	(82,776)
Pay	IRS USD 3ML	1.0000%	09/17/2012	Deutsche Bank AG	FTSE EPRA/NAREIT Developed Real Estate Index	USD	3,479,123	(203,014)	—	(203,014)
Pay	IRS USD 3ML	0.4500%	09/17/2012	Deutsche Bank AG	FTSE EPRA/NAREIT Developed Real Estate Index	USD	1,398,823	(81,624)	—	(81,624)
Pay	IRS USD 3ML	0.4790%	09/17/2012	Deutsche Bank AG	FTSE EPRA/NAREIT Developed Real Estate Index	USD	500,575	(22,538)	—	(22,538)
Pay	IRS USD 3ML	0.4800%	09/17/2012	Deutsche Bank AG	FTSE EPRA/NAREIT Developed Real Estate Index	USD	3,724,677	(217,343)	—	(217,343)
Pay	IRS USD 3ML	1.0000%	10/15/2012	Deutsche Bank AG	FTSE EPRA/NAREIT Developed Real Estate Index	USD	7,937,924	33,490	—	33,490
Pay	IRS USD 3ML	0.4840%	10/15/2012	Deutsche Bank AG	FTSE EPRA/NAREIT Developed Real Estate Index	USD	3,699,624	(119,544)	—	(119,544)

Total								$(1,403,336)	$—	$(1,403,336)

MIST-22

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the period from May 2, 2011 (commencement of operations) through September 30, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2011:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$4,001,591	$930,058	$—	$4,931,649
Air Freight & Logistics	1,482,956	375,142	—	1,858,098
Airlines	110,686	246,433	—	357,119
Auto Components	290,794	1,229,948	—	1,520,742
Automobiles	641,500	4,189,374	—	4,830,874
Beverages	4,115,117	3,041,186	—	7,156,303
Biotechnology	1,975,499	325,651	—	2,301,150
Building Products	35,920	866,259	—	902,179
Capital Markets	2,784,425	2,495,500	—	5,279,925
Chemicals	3,130,107	4,970,767	—	8,100,874
Commercial Banks	3,769,711	16,112,925	—	19,882,636
Commercial Services & Supplies	706,587	939,786	—	1,646,373
Communications Equipment	3,043,095	866,950	—	3,910,045
Computers & Peripherals	7,123,546	485,781	—	7,609,327
Construction & Engineering	230,622	1,109,786	—	1,340,408
Construction Materials	50,159	729,197	—	779,356
Consumer Finance	1,195,583	62,742	—	1,258,325
Containers & Packaging	188,085	222,712	—	410,797
Distributors	112,522	205,709	—	318,231
Diversified Consumer Services	158,073	48,517	—	206,590
Diversified Financial Services	4,293,776	1,498,054	—	5,791,830
Diversified Telecommunication Services	4,383,285	5,416,089	—	9,799,374
Electric Utilities	3,176,532	3,708,019	—	6,884,551
Electrical Equipment	649,386	1,926,886	—	2,576,272
Electronic Equipment, Instruments & Components	516,762	1,713,397	—	2,230,159
Energy Equipment & Services	2,756,847	1,181,184	—	3,938,031
Food & Staples Retailing	3,558,250	3,369,186	—	6,927,436
Food Products	2,916,855	5,825,975	—	8,742,830
Gas Utilities	134,101	743,547	—	877,648
Health Care Equipment & Supplies	2,850,278	1,050,492	—	3,900,770
Health Care Providers & Services	3,143,242	603,282	—	3,746,524
Health Care Technology	142,522	—	—	142,522
Hotels, Restaurants & Leisure	2,962,815	1,330,938	—	4,293,753
Household Durables	376,920	1,026,441	—	1,403,361
Household Products	3,633,513	650,368	—	4,283,881
Independent Power Producers & Energy Traders	275,404	240,243	—	515,647
Industrial Conglomerates	3,665,493	2,117,877	—	5,783,370
Insurance	5,287,354	6,030,186	—	11,317,540
Internet & Catalog Retail	1,628,755	129,774	—	1,758,529
Internet Software & Services	2,749,018	202,472	—	2,951,490
IT Services	5,945,814	392,199	—	6,338,013

MIST-23

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

FAIR VALUE HIERARCHY—(Continued)

Description	Level 1	Level 2	Level 3	Total
Leisure Equipment & Products	$179,799	$378,151	$—	$557,950
Life Sciences Tools & Services	662,318	95,287	—	757,605
Machinery	2,794,940	3,576,060	—	6,371,000
Marine	—	439,917	—	439,917
Media	4,536,474	1,762,197	—	6,298,671
Metals & Mining	1,379,412	7,627,365	—	9,006,777
Multi-Utilities	2,260,487	1,888,595	—	4,149,082
Multiline Retail	1,139,107	552,790	—	1,691,897
Office Electronics	140,097	994,355	—	1,134,452
Oil, Gas & Consumable Fuels	14,420,397	10,212,966	—	24,633,363
Paper & Forest Products	203,727	376,713	—	580,440
Personal Products	261,571	771,221	—	1,032,792
Pharmaceuticals	9,258,093	11,476,442	49,169	20,783,704
Professional Services	139,149	669,309	—	808,458
Real Estate Investment Trusts	12,454,829	7,168,469	—	19,623,298
Real Estate Management & Development	300,309	7,297,505	—	7,597,814
Road & Rail	1,201,990	1,458,471	—	2,660,461
Semiconductors & Semiconductor Equipment	3,513,866	886,995	—	4,400,861
Software	5,752,296	1,401,442	—	7,153,738
Specialty Retail	2,820,655	1,309,137	—	4,129,792
Textiles, Apparel & Luxury Goods	958,526	1,573,418	—	2,531,944
Thrifts & Mortgage Finance	103,581	—	—	103,581
Tobacco	2,774,248	2,238,910	—	5,013,158
Trading Companies & Distributors	271,704	1,753,753	—	2,025,457
Transportation Infrastructure	—	607,998	—	607,998
Water Utilities	—	187,286	—	187,286
Wireless Telecommunication Services	471,855	3,335,557	—	3,807,412
Total Common Stocks	158,192,930	148,651,341	49,169	306,893,440
Total U.S. Treasury & Government Agencies*	—	293,757,711	—	293,757,711
Investment Company Securities	75,929,604	47,085	—	75,976,689
Total Foreign Bonds & Debt Securities*	—	37,554,496	—	37,554,496
Total Preferred Stocks*	—	632,925	—	632,925
Total Rights*	—	10,466	—	10,466
Total Short-Term Investments*	—	520,431,000	—	520,431,000
Total Investments	$234,122,534	$1,001,085,024	$49,169	$1,235,256,727

Forwards Contracts**
Forward Foreign Currency Exchange Contracts to Buy Appreciation	$—	$97,573	$—	$97,573
Forward Foreign Currency Exchange Contracts to Buy (Depreciation)	—	(2,509,291)	—	(2,509,291)
Forward Foreign Currency Exchange Contracts to Sell Appreciation	—	4,179,144	—	4,179,144
Forward Foreign Currency Exchange Contracts to Sell (Depreciation)	—	(119,321)	—	(119,321)
Total Forwards Contracts	$—	$1,648,105	$—	$1,648,105

Futures Contracts**
Futures Contracts Long Appreciation	$3,926,798	$—	$—	$3,926,798
Futures Contracts Long (Depreciation)	(2,058,835)	—	—	(2,058,835)
Total Futures Contracts	$1,867,963	$—	$—	$1,867,963

Swap Contracts**
Total Return Swap Buy Protection Appreciation	$—	$33,490	$—	$33,490
Total Return Swap Buy Protection (Depreciation)	—	(1,436,826)	—	(1,436,826)
Total Swap Contracts	$—	$(1,403,336)	$—	$(1,403,336)

*	See Schedule of Investments for additional detailed categorizations.
**	Derivative instruments such as forwards, futures contracts and swap contracts are valued on the unrealized appreciation/depreciation on the instrument.

MIST-24

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

FAIR VALUE HIERARCHY—(Continued)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of May 2, 2011*	Change in Unrealized Appreciation	Purchases	Net Transfers out of Level 3	Balance as of September 30, 2011	Change in Unrealized Appreciation for Investments Still Held at September 30, 2011
Common Stocks
Pharmaceuticals	$—	$3,349	$45,820	$—	$49,169	$3,349
Metals & Mining	—	—	14,771	(14,771)	—	—

Total	$—	$3,349	$60,591	$(14,771)	$49,169	$3,349

*	Commencement of operations.

Common Stock in the amount of $14,771 were transferred out of Level 3 due to the initiation of a vendor or broker providing prices.

MIST-25

Met Investors Series Trust

American Funds Balanced Allocation Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Mutual Funds—100.1% of Net Assets

Security Description	Shares	Value

Investment Company Securities—100.1%
American Funds Bond Fund (Class 1) (a)	40,201,642	$449,052,342
American Funds Global Bond Fund (Class 1) (a)	7,187,652	87,401,851
American Funds Global Small Capitalization Fund (Class 1) (a)	5,885,453	97,875,085
American Funds Growth Fund (Class 1) (a)	15,527,751	749,524,561
American Funds Growth-Income Fund (Class 1) (a)	42,331,527	1,296,191,351
American Funds High-Income Bond Fund (Class 1) (a)	18,728,184	201,140,694
American Funds International Fund (Class 1) (a)	18,192,744	267,615,259
American Funds New World Fund (Class 1) (a)	5,442,662	103,356,149
American Funds U.S. Government/AAA - Rated Securities Fund (Class 1) (a)	45,644,459	599,311,752

Total Mutual Funds (Cost $3,707,000,430)		3,851,469,044

Total Investments—100.1% (Cost $3,707,000,430#)		3,851,469,044
Other assets and liabilities (net)—(0.1)%		(2,097,503)

Net Assets—100.0%		$3,849,371,541

#	As of September 30, 2011, the aggregate cost of investments for federal income tax purposes was $3,707,000,430. The aggregate unrealized appreciation and depreciation of investments were $167,807,172 and $(23,338,558), respectively, resulting a net unrealized appreciation of $144,468,614 for federal income tax purposes.
(a)	A Fund of the American Funds Insurance Series.

MIST-26

Met Investors Series Trust

American Funds Balanced Allocation Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Transactions in Underlying Portfolios

The Portfolio does not invest in the Underlying Portfolios for the purpose of exercising management or control; however, investments by the Portfolio within its principal investment strategies may represent a significant portion of the Underlying Portfolio’s net assets. Transactions in the Underlying Portfolios during the period ended September 30, 2011 were as follows:

Underlying Portfolio (Class 1)	Number of Shares Held at December 31, 2010	Shares Purchased	Shares Sold	Number of Shares Held at September 30, 2011
American Funds Bond Fund*	25,335,425	15,182,021	(315,804)	40,201,642
American Funds Global Bond Fund*	5,827,554	1,416,590	(56,492)	7,187,652
American Funds Global Small Capitalization Fund*	5,224,176	937,341	(276,064)	5,885,453
American Funds Growth Fund*	14,901,512	2,408,570	(1,782,331)	15,527,751
American Funds Growth-Income Fund*	37,360,737	6,383,574	(1,412,784)	42,331,527
American Funds High-Income Bond Fund*	15,965,927	2,922,980	(160,723)	18,728,184
American Funds International Fund*	16,098,692	2,756,726	(662,674)	18,192,744
American Funds New World Fund*	4,731,497	841,547	(130,382)	5,442,662
American Funds U.S. Government/AAA—Rated Securities Fund*	34,623,726	11,375,811	(355,078)	45,644,459

*	The Portfolio had ownership of at least 25% of the outstanding voting securities of the Underlying Portfolio as of September 30, 2011. Once filed, the most recent Annual Report of the Underlying Portfolio will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

Underlying Portfolio (Class 1)	Net Realized Gain/(Loss) on Sales of Underlying Portfolios	Capital Gain Distributions from Underlying Portfolios	Dividend Income from Underlying Portfolios	Ending Value as of September 30, 2011
American Funds Bond Fund	$84,177	$—	$2,134,107	$449,052,342
American Funds Global Bond Fund	81,558	456,776	435,693	87,401,851
American Funds Global Small Capitalization Fund	2,731,637	—	1,558,351	97,875,085
American Funds Growth Fund	20,370,386	—	2,840,330	749,524,561
American Funds Growth-Income Fund	3,720,830	—	4,788,766	1,296,191,351
American Funds High-Income Bond Fund	474,375	—	2,719,758	201,140,694
American Funds International Fund	863,392	—	1,019,492	267,615,259
American Funds New World Fund	502,818	—	694,008	103,356,149
American Funds U.S. Government/AAA—Rated Securities Fund	327,187	13,220,641	1,581,206	599,311,752

	$29,156,360	$13,677,417	$17,771,711	$3,851,469,044

MIST-27

Met Investors Series Trust

American Funds Balanced Allocation Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the period ended September 30, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2011:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$3,851,469,044	$—	$—	$3,851,469,044
Total Investments	$3,851,469,044	$—	$—	$3,851,469,044

MIST-28

Met Investors Series Trust

American Funds Bond Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Mutual Fund—100.1% of Net Assets

Security Description	Shares	Value

Investment Company Security—100.1%
American Funds Bond Fund (Class 1) (a) (Cost—$441,218,967)	41,990,197	$469,030,505

Total Investments—100.1% (Cost $441,218,967#)		469,030,505
Other assets and liabilities (net)—(0.1)%		(287,093)

Net Assets—100.0%		$468,743,412

#	As of September 30, 2011, the aggregate cost of investments for federal income tax purposes was $441,218,967. The aggregate unrealized appreciation of investments was $27,811,538, resulting in net unrealized appreciation of $27,811,538 for federal income tax purposes.
(a)	A Fund of the American Funds Insurance Series.

MIST-29

Met Investors Series Trust

American Funds Bond Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the period ended September 30, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2011:

Description	Level 1	Level 2	Level 3	Total
Mutual Fund
Investment Company Security	$469,030,505	$—	$—	$469,030,505
Total Investments	$469,030,505	$—	$—	$469,030,505

MIST-30

Met Investors Series Trust

American Funds Growth Allocation Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Mutual Funds—100.1% of Net Assets

Security Description	Shares	Value

Investment Company Securities—100.1%
American Funds Bond Fund (Class 1) (a)	6,971,656	$77,873,401
American Funds Global Bond Fund (Class 1) (a)	2,073,045	25,208,232
American Funds Global Small Capitalization Fund (Class 1) (a)	4,508,374	74,974,252
American Funds Growth Fund (Class 1) (a)	12,745,590	615,229,606
American Funds Growth-Income Fund (Class 1) (a)	28,503,309	872,771,305
American Funds High-Income Bond Fund (Class 1) (a)	6,474,259	69,533,545
American Funds International Fund (Class 1) (a)	14,371,532	211,405,239
American Funds New World Fund (Class 1) (a)	4,171,182	79,210,739
American Funds U.S. Government/AAA - Rated Securities Fund (Class 1) (a)	6,078,052	79,804,825

Total Mutual Funds (Cost $1,871,432,243)		2,106,011,144

Total Investments—100.1% (Cost $1,871,432,243#)		2,106,011,144
Other assets and liabilities (net)—(0.1)%		(1,230,306)

Net Assets—100.0%		$2,104,780,838

#	As of September 30, 2011, the aggregate cost of investments for federal income tax purposes was $1,871,432,243. The aggregate unrealized appreciation and depreciation of investments were $241,517,679 and $(6,938,778), respectively, resulting in net unrealized appreciation of $234,578,901 for federal income tax purposes.
(a)	A Fund of the American Funds Insurance Series.

MIST-31

Met Investors Series Trust

American Funds Growth Allocation Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Transactions in Underlying Portfolios

The Portfolio does not invest in the Underlying Portfolios for the purpose of exercising management or control; however, investments by the Portfolio within its principal investment strategies may represent a significant portion of the Underlying Portfolio’s net assets. Transactions in the Underlying Portfolios during the period ended September 30, 2011 were as follows:

Underlying Portfolio (Class 1)	Number of Shares Held at December 31, 2010	Shares Purchased	Shares Sold	Number of Shares Held at September 30, 2011
American Funds Bond Fund	6,162,320	1,078,301	(268,965)	6,971,656
American Funds Global Bond Fund	1,892,446	260,804	(80,205)	2,073,045
American Funds Global Small Capitalization Fund*	4,568,726	252,032	(312,384)	4,508,374
American Funds Growth Fund	13,295,860	590,788	(1,141,058)	12,745,590
American Funds Growth-Income Fund*	27,788,284	1,901,299	(1,186,274)	28,503,309
American Funds High-Income Bond Fund	6,267,891	466,834	(260,466)	6,474,259
American Funds International Fund	14,503,678	668,893	(801,039)	14,371,532
American Funds New World Fund*	4,135,402	213,056	(177,276)	4,171,182
American Funds U.S. Government/AAA—Rated Securities Fund	5,180,433	1,128,627	(231,008)	6,078,052

*	The Portfolio had ownership of at least 25% of the outstanding voting securities of the Underlying Portfolio as of September 30, 2011. Once filed, the most recent Annual Report of the Underlying Portfolio will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

Underlying Portfolio (Class 1)	Net Realized Gain/(Loss) on Sales of Underlying Portfolios	Capital Gain Distributions from Underlying Portfolios	Dividend Income from Underlying Portfolios	Ending Value as of September 30, 2011
American Funds Bond Fund	$48,240	$—	$378,851	$77,873,401
American Funds Global Bond Fund	85,915	134,867	128,643	25,208,232
American Funds Global Small Capitalization Fund	1,181,119	—	1,226,118	74,974,252
American Funds Growth Fund	5,338,637	—	2,392,311	615,229,606
American Funds Growth-Income Fund	(822,407)	—	3,307,785	872,771,305
American Funds High-Income Bond Fund	84,443	—	963,547	69,533,545
American Funds International Fund	512,999	—	827,266	211,405,239
American Funds New World Fund	310,808	—	546,033	79,210,739
American Funds U.S. Government/AAA—Rated Securities Fund	107,973	1,801,796	215,497	79,804,825

	$6,847,727	$1,936,663	$9,986,051	$2,106,011,144

MIST-32

Met Investors Series Trust

American Funds Growth Allocation Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the period ended September 30, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2011:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$2,106,011,144	$—	$—	$2,106,011,144
Total Investments	$2,106,011,144	$—	$—	$2,106,011,144

MIST-33

Met Investors Series Trust

American Funds Growth Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Mutual Fund—100.1% of Net Assets

Security Description	Shares	Value

Investment Company Security—100.1%
American Funds Growth Fund (Class 1) (a) (Cost—$774,936,847)	16,725,016	$807,316,524

Total Investments—100.1% (Cost $774,936,847#)		807,316,524
Other assets and liabilities (net)—(0.1)%		(457,680)

Net Assets—100.0%		$806,858,844

#	As of September 30, 2011, the aggregate cost of investments for federal income tax purposes was $774,936,847. The aggregate unrealized appreciation of investments was $32,379,677, resulting in net unrealized appreciation of $32,379,677 for federal income tax purposes.
(a)	A Fund of the American Funds Insurance Series.

MIST-34

Met Investors Series Trust

American Funds Growth Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the period ended September 30, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2011:

Description	Level 1	Level 2	Level 3	Total
Mutual Fund
Investment Company Security	$807,316,524	$—	$—	$807,316,524
Total Investments	$807,316,524	$—	$—	$807,316,524

MIST-35

Met Investors Series Trust

American Funds International Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Mutual Fund—100.1% of Net Assets

Security Description	Shares	Value

Investment Company Security—100.1%
American Funds International Fund (Class 1) (a) (Cost—$324,712,546)	20,643,822	$303,670,626

Total Investments—100.1% (Cost $324,712,546#)		303,670,626
Other assets and liabilities (net)—(0.1)%		(220,338)

Net Assets—100.0%		$303,450,288

#	As of September 30, 2011, the aggregate cost of investments for federal income tax purposes was $324,712,546. The aggregate unrealized depreciation of investments was $(21,041,920), resulting in net unrealized depreciation of $(21,041,920) for federal income tax purposes.
(a)	A Fund of the American Funds Insurance Series.

MIST-36

Met Investors Series Trust

American Funds International Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the period ended September 30, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2011:

Description	Level 1	Level 2	Level 3	Total
Mutual Fund
Investment Company Security	$303,670,626	$—	$—	$303,670,626
Total Investments	$303,670,626	$—	$—	$303,670,626

MIST-37

Met Investors Series Trust

American Funds Moderate Allocation Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Mutual Funds—100.1% of Net Assets

Security Description	Shares	Value

Investment Company Securities—100.1%
American Funds Bond Fund (Class 1) (a)	47,302,026	$528,363,636
American Funds Global Bond Fund (Class 1) (a)	2,483,084	30,194,297
American Funds Global Small Capitalization Fund (Class 1) (a)	1,354,393	22,523,555
American Funds Growth Fund (Class 1) (a)	6,121,873	295,502,790
American Funds Growth-Income Fund (Class 1) (a)	25,904,612	793,199,220
American Funds High-Income Bond Fund (Class 1) (a)	12,934,228	138,913,615
American Funds International Fund (Class 1) (a)	12,467,987	183,404,090
American Funds New World Fund (Class 1) (a)	1,252,632	23,787,477
American Funds U.S. Government/AAA - Rated Securities Fund (Class 1) (a)	58,230,175	764,562,196

Total Mutual Funds (Cost $2,656,224,984)		2,780,450,876

Total Investments—100.1% (Cost $2,656,224,984#)		2,780,450,876
Other assets and liabilities (net)—(0.1)%		(1,530,009)

Net Assets—100.0%		$2,778,920,867

#	As of September 30, 2011, the aggregate cost of investments for federal income tax purposes was $2,656,224,984. The aggregate unrealized appreciation and depreciation of investments were $142,600,311 and $(18,374,419), respectively, resulting in net unrealized appreciation of $124,225,892 for federal income tax purposes.
(a)	A Fund of the American Funds Insurance Series.

MIST-38

Met Investors Series Trust

American Funds Moderate Allocation Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Transactions in Underlying Portfolios

The Portfolio does not invest in the Underlying Portfolios for the purpose of exercising management or control; however, investments by the Portfolio within its principal investment strategies may represent a significant portion of the Underlying Portfolio’s net assets. Transactions in the Underlying Portfolios during the periood ended September 30, 2011 were as follows:

Underlying Portfolio (Class 1)	Number of Shares Held at December 31, 2010	Shares Purchased	Shares Sold	Number of Shares Held at September 30, 2011
American Funds Bond Fund*	40,244,335	7,655,873	(598,182)	47,302,026
American Funds Global Bond Fund	2,156,125	358,354	(31,395)	2,483,084
American Funds Global Small Capitalization Fund	1,275,128	176,094	(96,829)	1,354,393
American Funds Growth Fund	5,954,094	738,919	(571,140)	6,121,873
American Funds Growth-Income Fund*	24,340,116	3,149,231	(1,584,735)	25,904,612
American Funds High-Income Bond Fund*	11,762,064	1,643,821	(471,657)	12,934,228
American Funds International Fund	8,883,596	3,757,472	(173,081)	12,467,987
American Funds New World Fund	1,163,694	155,284	(66,346)	1,252,632
American Funds U.S. Government/AAA—Rated Securities Fund*	49,749,851	9,212,449	(732,125)	58,230,175

*	The Portfolio had ownership of at least 25% of the outstanding voting securities of the Underlying Portfolio as of September 30, 2011. Once filed, the most recent Annual Report of the Underlying Portfolio will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

Underlying Portfolio (Class 1)	Net Realized Gain/(Loss) on Sales of Underlying Portfolios	Capital Gain Distributions from Underlying Portfolios	Dividend Income from Underlying Portfolios	Ending Value as of September 30, 2011
American Funds Bond Fund	$47,115	$—	$2,525,789	$528,363,636
American Funds Global Bond Fund	68,364	158,723	151,397	30,194,297
American Funds Global Small Capitalization Fund	1,111,968	—	360,898	22,523,555
American Funds Growth Fund	12,342,972	—	1,126,818	295,502,790
American Funds Growth-Income Fund	13,565,728	—	2,948,689	793,199,220
American Funds High-Income Bond Fund	1,514,474	—	1,889,688	138,913,615
American Funds International Fund	91,567	—	703,106	183,404,090
American Funds New World Fund	706,345	—	160,736	23,787,477
American Funds U.S. Government/AAA—Rated Securities Fund	735,819	16,964,468	2,028,973	764,562,196

	$30,184,352	$17,123,191	$11,896,094	$2,780,450,876

MIST-39

Met Investors Series Trust

American Funds Moderate Allocation Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the period ended September 30, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2011:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$2,780,450,876	$—	$—	$2,780,450,876
Total Investments	$2,780,450,876	$—	$—	$2,780,450,876

MIST-40

Met Investors Series Trust

AQR Global Risk Balanced Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Foreign Bonds & Debt Securities—31.0% of Net Assets
Security Description	Par Amount	Value

Sovereign—31.0%
France Government Bond OAT
1.600%, 07/25/15 (EUR)	$137,358,742	$196,020,929
2.250%, 07/25/20 (EUR)	59,825,631	90,759,155
United Kingdom Gilt Inflation Linked
1.875%, 11/22/22 (GBP)	74,870,995	144,869,448

		431,649,532

Total Foreign Bonds & Debt Securities (Cost $438,435,306)		431,649,532

U.S. Treasury & Government Agencies—21.2%

U.S. Treasury—21.2%
U.S. Treasury Inflation Indexed Bond
1.250%, 07/15/20	78,833,310	87,092,360
U.S. Treasury Inflation Indexed Note
0.500%, 04/15/15	199,115,046	207,313,011

		294,405,371

Total U.S. Treasury & Government Agencies (Cost $295,393,840)		294,405,371

Short-Term Investments—89.2%
Security Description	Shares	Value

Mutual Funds—89.2%
BlackRock Liquidity Funds TempFund Portfolio, Class I 0.090% (a)	121,622,010	$121,622,010
Dreyfus Treasury Cash Management Fund, Class I 0.010% (a)	496,720,243	496,720,243
State Street Institutional Liquid Reserves Fund, Class I 0.090% (a)	2,550,006	2,550,006
UBS Money Series—UBS Select Treasury Preferred Fund, Class I 0.010% (a)	618,342,286	618,342,286

Total Short-Term Investments (Cost $1,239,234,545)		1,239,234,545

Total Investments—141.4% (Cost $1,973,063,691#)		1,965,289,448
Other assets and liabilities (net)—(41.4)%		(575,879,947)

Net Assets—100.0%		$1,389,409,501

#	As of September 30, 2011, the aggregate cost of investments for federal income tax purposes was $1,973,063,691. The aggregate unrealized appreciation and depreciation of investments were $2,356,726 and $(10,130,969), respectively, resulting in net unrealized depreciation of $(7,774,243) for federal income tax purposes.
(a)	Represents annualized seven-day yield as of September 30, 2011.
(EUR)—	Euro
(GBP)—	British Pound

Consolidation

The Portfolio invests in commodity-related derivatives through its investment in the AQR Global Risk Balanced Portfolio, Ltd., a wholly-owned subsidiary (the “Subsidiary”). Investments of the subsidiary have been consolidated with those of the Portfolio for reporting purposes. As of September 30, 2011, the value of the Portfolio’s investment in the subsidiary was $137,959,348 representing 9.9% of the Portfolio’s net assets.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts to buy:

Settlement Date	Counterparty	Contracts to Buy		Value at September 30, 2011	In Exchange for U.S.$	Unrealized Depreciation
12/21/2011	Royal Bank of Scotland plc	2,620,000	EUR	$3,522,484	$3,577,149	$(54,665)
12/21/2011	Royal Bank of Scotland plc	1,960,000	EUR	2,635,141	2,701,819	(66,678)

Net Unrealized Depreciation						$(121,343)

Forward foreign currency exchange contracts to sell:

Settlement Date	Counterparty	Contracts to Deliver		Value at September 30, 2011	In Exchange for U.S.$	Unrealized Appreciation
12/21/2011	Royal Bank of Scotland plc	4,910,000	EUR	$6,601,296	$6,834,680	$233,384
12/21/2011	Royal Bank of Scotland plc	3,990,000	EUR	5,364,393	5,388,982	24,589
12/21/2011	Royal Bank of Scotland plc	1,120,000	GBP	1,748,472	1,785,952	37,480
12/21/2011	Royal Bank of Scotland plc	54,710,000	RUB	1,676,132	1,794,798	118,666

Net Unrealized Appreciation						$414,119

EUR—	Euro
GBP—	British Pound
RUB—	Russian Ruble

MIST-41

Met Investors Series Trust

AQR Global Risk Balanced Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Futures Contracts
The futures contracts outstanding as of September 30, 2011 and the description and unrealized appreciation (depreciation) were as follows:
Futures Contracts-Long	Exchange	Expiration Date	Number of Contracts	Contract Amount	Valuation as of September 30, 2011	Unrealized Appreciation/ (Depreciation)
10 Year Japanese Government Bond Futures	Tokyo Stock Exchange	12/09/2011	249	$461,202,653	$459,699,766	$(1,502,887)
AEX Index Futures	NYSE Euronext - Euronext Amsterdam	10/21/2011	32	2,301,892	2,414,794	112,902
Aluminum Futures 3 Months	London Metal Exchange	10/21/2011	2	126,729	106,552	(20,177)
Aluminum Futures 3 Months	London Metal Exchange	10/27/2011	1	66,693	53,335	(13,358)
Aluminum Futures 3 Months	London Metal Exchange	11/01/2011	1	65,825	53,384	(12,441)
Aluminum Futures 3 Months	London Metal Exchange	11/14/2011	1	59,950	53,511	(6,439)
Aluminum Futures 3 Months	London Metal Exchange	11/17/2011	7	414,097	374,782	(39,315)
Aluminum Futures 3 Months	London Metal Exchange	11/25/2011	6	356,906	321,669	(35,237)
Aluminum Futures 3 Months	London Metal Exchange	11/30/2011	4	240,594	214,625	(25,969)
Aluminum Futures 3 Months	London Metal Exchange	12/01/2011	3	183,141	160,996	(22,145)
Aluminum Futures 3 Months	London Metal Exchange	12/06/2011	6	358,265	322,259	(36,006)
Aluminum Futures 3 Months	London Metal Exchange	12/14/2011	5	295,187	268,906	(26,281)
Aluminum Futures 3 Months	London Metal Exchange	12/19/2011	3	175,911	161,478	(14,433)
Aluminum Futures 3 Months	London Metal Exchange	12/22/2011	10	572,563	538,527	(34,036)
Aluminum Futures 3 Months	London Metal Exchange	12/28/2011	5	281,506	269,535	(11,971)
Aluminum Futures 3 Months	London Metal Exchange	12/29/2011	1	55,472	53,916	(1,556)
Aluminum HG Futures	London Metal Exchange	10/19/2011	3	187,921	159,769	(28,152)
Aluminum HG Futures	London Metal Exchange	12/21/2011	98	5,796,472	5,276,687	(519,785)
ASX SPI 200 Index Futures	ASX 24	12/15/2011	82	8,146,360	7,990,077	(156,283)
Australian 10 Year Treasury Bond Futures	ASX 24	12/15/2011	70	7,863,547	7,793,978	(69,569)
Brent Crude Oil Pent Financial Futures	New York Mercantile Exchange	10/13/2011	359	40,565,389	36,890,840	(3,674,549)
CAC 40 Index Futures	Euronext Paris Monep	10/21/2011	216	8,107,624	8,664,111	556,487
Cocoa Futures	ICE Futures U.S., Inc.	12/14/2011	23	676,542	599,840	(76,702)
Coffee Futures	ICE Futures U.S., Inc.	12/19/2011	26	2,500,883	2,231,775	(269,108)
Copper Futures 3 Months	London Metal Exchange	10/14/2011	1	240,625	175,058	(65,567)
Copper Futures 3 Months	London Metal Exchange	10/21/2011	1	243,042	175,125	(67,917)
Copper Futures 3 Months	London Metal Exchange	10/27/2011	1	245,615	175,162	(70,453)
Copper Futures 3 Months	London Metal Exchange	11/01/2011	1	246,000	175,194	(70,806)
Copper Futures 3 Months	London Metal Exchange	11/14/2011	2	440,000	350,550	(89,450)
Copper Futures 3 Months	London Metal Exchange	11/15/2011	1	223,604	175,281	(48,323)
Copper Futures 3 Months	London Metal Exchange	11/17/2011	3	664,133	525,825	(138,308)
Copper Futures 3 Months	London Metal Exchange	11/25/2011	2	446,634	350,625	(96,009)
Copper Futures 3 Months	London Metal Exchange	11/30/2011	2	457,066	350,675	(106,391)
Copper Futures 3 Months	London Metal Exchange	12/01/2011	1	228,555	175,344	(53,211)
Copper Futures 3 Months	London Metal Exchange	12/06/2011	3	672,153	526,125	(146,028)
Copper Futures 3 Months	London Metal Exchange	12/14/2011	2	434,415	350,831	(83,584)
Copper Futures 3 Months	London Metal Exchange	12/19/2011	3	636,639	526,267	(110,372)
Copper Futures 3 Months	London Metal Exchange	12/22/2011	2	400,896	350,825	(50,071)
Copper Futures 3 Months	London Metal Exchange	12/28/2011	3	557,254	542,237	(15,017)
Copper Futures 3 Months	London Metal Exchange	12/29/2011	3	531,056	526,369	(4,687)
Copper LME Futures	London Metal Exchange	10/19/2011	1	243,884	175,113	(68,771)
Copper LME Futures	London Metal Exchange	12/21/2011	42	9,198,140	7,367,850	(1,830,290)
Corn Futures	Chicago Board of Trade	12/14/2011	329	11,777,554	9,746,625	(2,030,929)
Cotton No. 2 Futures	ICE Futures U.S., Inc.	12/07/2011	59	3,205,965	2,955,605	(250,360)
DAX Index Futures	Eurex Deutschland	12/16/2011	40	6,893,528	7,357,945	464,417
European Gas Oil (Ice) Futures	New York Mercantile Exchange	10/11/2011	176	16,779,048	15,549,600	(1,229,448)
Feeder Cattle Futures	Chicago Mercantile Exchange	11/17/2011	15	1,066,265	1,071,938	5,673
FTSE 100 Index Futures	NYSE Euronext Liffe	12/16/2011	265	21,387,895	21,075,151	(312,744)
FTSE JSE Top 40 Index Futures	South African Futures Exchange	12/15/2011	93	3,152,263	3,070,916	(81,347)
FTSE MIB Index Futures	Italian Derivatives Market	12/16/2011	14	1,272,639	1,388,609	115,970
German Euro Bond Futures	Eurex Deutschland	12/08/2011	1,496	274,457,840	274,613,732	155,892
Gold 100 oz Futures	Commodities Exchange Center	12/28/2011	45	7,653,062	7,300,350	(352,712)
Hang Seng China ENT Index Futures	Hong Kong Futures Exchange, Ltd.	10/28/2011	119	7,013,018	6,765,429	(247,589)
Hang Seng Index Futures	Hong Kong Futures Exchange, Ltd.	10/28/2011	24	2,761,438	2,685,440	(75,998)
Henry Hub Nat Gas Swap Futures	New York Mercantile Exchange	10/27/2011	662	6,697,743	6,067,230	(630,513)
IBEX 35 Index Futures	Meff Renta Variable	10/21/2011	29	2,981,024	3,316,932	335,908
Lead Futures	London Metal Exchange	12/21/2011	19	1,123,344	942,875	(180,469)

MIST-42

Met Investors Series Trust

AQR Global Risk Balanced Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Futures Contracts—(Continued)

Futures Contracts-Long	Exchange	Expiration Date	Number of Contracts	Contract Amount	Valuation as of September 30, 2011	Unrealized Appreciation/ (Depreciation)
Lead Futures 3 Months	London Metal Exchange	10/14/2011	1	$66,875	$49,862	$(17,013)
Lead Futures 3 Months	London Metal Exchange	10/21/2011	1	67,270	49,600	(17,670)
Lead Futures 3 Months	London Metal Exchange	10/27/2011	1	68,500	49,600	(18,900)
Lead Futures 3 Months	London Metal Exchange	11/01/2011	1	65,750	49,600	(16,150)
Lead Futures 3 Months	London Metal Exchange	11/14/2011	1	58,075	49,600	(8,475)
Lead Futures 3 Months	London Metal Exchange	11/17/2011	2	118,233	99,175	(19,058)
Lead Futures 3 Months	London Metal Exchange	11/25/2011	1	59,625	49,585	(10,040)
Lead Futures 3 Months	London Metal Exchange	11/30/2011	1	62,438	49,593	(12,845)
Lead Futures 3 Months	London Metal Exchange	12/06/2011	2	121,655	99,204	(22,451)
Lead Futures 3 Months	London Metal Exchange	12/14/2011	1	59,156	49,614	(9,542)
Lead Futures 3 Months	London Metal Exchange	12/19/2011	1	57,813	49,622	(8,191)
Lead Futures 3 Months	London Metal Exchange	12/22/2011	1	54,825	49,612	(5,213)
Lead Futures 3 Months	London Metal Exchange	12/28/2011	2	100,525	99,225	(1,300)
Lead Futures 3 Months	London Metal Exchange	12/29/2011	1	49,331	49,619	288
Lean HOGS Futures	Chicago Mercantile Exchange	12/14/2011	99	3,236,684	3,476,880	240,196
Live Cattle Futures	Chicago Mercantile Exchange	12/30/2011	129	6,082,030	6,328,740	246,710
MSCI Taiwan Index Futures	Singapore Exchange	10/28/2011	184	4,582,199	4,710,400	128,201
Nickel Futures	London Metal Exchange	12/21/2011	13	1,661,878	1,372,800	(289,078)
Nickel Futures 3 Months	London Metal Exchange	10/21/2011	1	143,640	105,460	(38,180)
Nickel Futures 3 Months	London Metal Exchange	11/01/2011	1	150,000	105,481	(44,519)
Nickel Futures 3 Months	London Metal Exchange	11/14/2011	1	127,800	105,506	(22,294)
Nickel Futures 3 Months	London Metal Exchange	11/15/2011	1	130,920	105,508	(25,412)
Nickel Futures 3 Months	London Metal Exchange	11/17/2011	1	129,612	105,513	(24,099)
Nickel Futures 3 Months	London Metal Exchange	11/30/2011	1	131,827	105,546	(26,281)
Nickel Futures 3 Months	London Metal Exchange	12/01/2011	1	131,403	105,549	(25,854)
Nickel Futures 3 Months	London Metal Exchange	12/14/2011	1	126,870	105,582	(21,288)
Nickel Futures 3 Months	London Metal Exchange	12/19/2011	1	126,606	105,595	(21,011)
Nickel Futures 3 Months	London Metal Exchange	12/22/2011	1	118,801	105,600	(13,201)
Nickel Futures 3 Months	London Metal Exchange	12/28/2011	1	112,201	105,600	(6,601)
Nymex Heating Oil Pent Futures	New York Mercantile Exchange	10/28/2011	99	12,619,655	11,556,329	(1,063,326)
RBOB Gasoline Financial Futures	New York Mercantile Exchange	10/28/2011	100	11,747,985	10,660,020	(1,087,965)
Russell 2000 Mini Index Futures	ICE Futures U.S., Inc.	12/16/2011	172	11,662,379	11,033,800	(628,579)
S&P 500 E Mini Index Futures	Index and Options Market	12/16/2011	1,983	115,382,214	111,642,900	(3,739,314)
S&P Midcap 400 E Mini Index Futures	Index and Options Market	12/16/2011	150	12,443,451	11,683,500	(759,951)
S&P TSE 60 Index Futures	The Montreal Exchange/Bourse De Montreal	12/15/2011	90	11,939,343	11,515,496	(423,847)
SGX CNX Nifty Index Futures	Singapore Exchange	10/25/2011	312	3,076,332	3,076,944	612
Silver Futures	Commodities Exchange Center	12/28/2011	8	1,550,279	1,203,320	(346,959)
Soybean Futures	Chicago Board of Trade	11/14/2011	90	6,133,260	5,305,500	(827,760)
Sugar Futures	ICE Futures U.S., Inc.	02/29/2012	174	5,416,330	4,928,515	(487,815)
TOPIX Index Futures	Tokyo Stock Exchange	12/09/2011	228	22,023,647	22,418,224	394,577
U.S. Treasury Note 10 Year Futures	Chicago Board of Trade	12/20/2011	2,458	317,729,460	319,770,438	2,040,978
UK Long Gilt Bond Futures	NYSE Euronext Liffe	12/28/2011	528	105,955,276	107,228,011	1,272,735
Wheat Futures	Chicago Board of Trade	12/14/2011	211	7,797,465	6,427,588	(1,369,877)
WTI Bullet Swap Financial Futures	New York Mercantile Exchange	10/19/2011	838	74,162,271	66,369,600	(7,792,671)
Zinc Futures	London Metal Exchange	10/14/2011	1	59,175	46,035	(13,140)
Zinc Futures	London Metal Exchange	12/21/2011	26	1,420,413	1,207,538	(212,875)
Zinc Futures 3 Months	London Metal Exchange	10/21/2011	1	61,044	46,081	(14,963)
Zinc Futures 3 Months	London Metal Exchange	11/14/2011	1	54,175	46,246	(7,929)
Zinc Futures 3 Months	London Metal Exchange	11/17/2011	2	109,544	92,536	(17,008)
Zinc Futures 3 Months	London Metal Exchange	11/25/2011	1	55,481	46,309	(9,172)
Zinc Futures 3 Months	London Metal Exchange	11/30/2011	2	113,762	92,670	(21,092)
Zinc Futures 3 Months	London Metal Exchange	12/01/2011	1	56,007	46,340	(9,667)
Zinc Futures 3 Months	London Metal Exchange	12/06/2011	1	54,834	46,366	(8,468)
Zinc Futures 3 Months	London Metal Exchange	12/14/2011	2	108,862	92,815	(16,047)
Zinc Futures 3 Months	London Metal Exchange	12/19/2011	2	105,587	92,867	(12,720)
Zinc Futures 3 Months	London Metal Exchange	12/22/2011	1	50,756	46,437	(4,319)
Zinc Futures 3 Months	London Metal Exchange	12/28/2011	2	96,500	92,961	(3,539)
Zinc Futures 3 Months	London Metal Exchange	12/29/2011	1	47,509	46,490	(1,019)

Net Unrealized Depreciation						$(28,636,905)

MIST-43

Met Investors Series Trust

AQR Global Risk Balanced Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Futures Contracts—(Continued)

Futures Contracts-Short	Exchange	Expiration Date	Number of Contracts	Contract Amount	Valuation as of September 30, 2011	Unrealized Appreciation/ (Depreciation)
Aluminum Futures 3 Months	London Metal Exchange	10/21/2011	(2)	$(126,925)	$(106,552)	$20,373
Aluminum Futures 3 Months	London Metal Exchange	10/27/2011	(1)	(66,150)	(53,335)	12,815
Aluminum Futures 3 Months	London Metal Exchange	11/01/2011	(1)	(66,260)	(53,384)	12,876
Aluminum Futures 3 Months	London Metal Exchange	11/14/2011	(1)	(60,261)	(53,512)	6,749
Aluminum Futures 3 Months	London Metal Exchange	11/17/2011	(7)	(419,125)	(374,782)	44,343
Aluminum Futures 3 Months	London Metal Exchange	11/25/2011	(6)	(358,200)	(321,669)	36,531
Aluminum Futures 3 Months	London Metal Exchange	11/30/2011	(4)	(239,800)	(214,625)	25,175
Aluminum Futures 3 Months	London Metal Exchange	12/01/2011	(3)	(183,071)	(160,996)	22,075
Aluminum Futures 3 Months	London Metal Exchange	12/06/2011	(6)	(357,585)	(322,259)	35,326
Aluminum Futures 3 Months	London Metal Exchange	12/14/2011	(5)	(295,375)	(268,906)	26,469
Aluminum Futures 3 Months	London Metal Exchange	12/19/2011	(3)	(176,246)	(161,478)	14,768
Aluminum Futures 3 Months	London Metal Exchange	12/22/2011	(10)	(562,488)	(538,528)	23,960
Aluminum Futures 3 Months	London Metal Exchange	12/28/2011	(5)	(281,746)	(269,535)	12,211
Aluminum Futures 3 Months	London Metal Exchange	12/29/2011	(1)	(55,549)	(53,916)	1,633
Aluminum HG Futures	London Metal Exchange	10/19/2011	(3)	(188,378)	(159,769)	28,609
Aluminum HG Futures	London Metal Exchange	12/21/2011	(5)	(281,119)	(269,219)	11,900
Copper Futures 3 Months	London Metal Exchange	10/14/2011	(1)	(240,250)	(175,058)	65,192
Copper Futures 3 Months	London Metal Exchange	10/21/2011	(1)	(242,875)	(175,125)	67,750
Copper Futures 3 Months	London Metal Exchange	10/27/2011	(1)	(244,000)	(175,162)	68,838
Copper Futures 3 Months	London Metal Exchange	11/01/2011	(1)	(246,759)	(175,194)	71,565
Copper Futures 3 Months	London Metal Exchange	11/14/2011	(2)	(440,718)	(350,550)	90,168
Copper Futures 3 Months	London Metal Exchange	11/15/2011	(1)	(222,000)	(175,281)	46,719
Copper Futures 3 Months	London Metal Exchange	11/17/2011	(3)	(667,837)	(525,825)	142,012
Copper Futures 3 Months	London Metal Exchange	11/25/2011	(2)	(449,500)	(350,625)	98,875
Copper Futures 3 Months	London Metal Exchange	11/30/2011	(2)	(457,000)	(350,675)	106,325
Copper Futures 3 Months	London Metal Exchange	12/01/2011	(1)	(228,249)	(175,344)	52,905
Copper Futures 3 Months	London Metal Exchange	12/06/2011	(3)	(672,367)	(526,125)	146,242
Copper Futures 3 Months	London Metal Exchange	12/14/2011	(2)	(436,900)	(350,831)	86,069
Copper Futures 3 Months	London Metal Exchange	12/19/2011	(3)	(631,346)	(526,267)	105,079
Copper Futures 3 Months	London Metal Exchange	12/22/2011	(2)	(390,347)	(350,825)	39,522
Copper Futures 3 Months	London Metal Exchange	12/28/2011	(3)	(559,778)	(542,236)	17,542
Copper Futures 3 Months	London Metal Exchange	12/29/2011	(3)	(537,015)	(526,369)	10,646
Copper Lme Futures	London Metal Exchange	10/19/2011	(1)	(245,000)	(175,113)	69,887
Copper Lme Futures	London Metal Exchange	12/21/2011	(3)	(557,284)	(526,275)	31,009
Lead Futures	London Metal Exchange	12/21/2011	(2)	(100,500)	(99,250)	1,250
Lead Futures 3 Months	London Metal Exchange	10/14/2011	(1)	(66,575)	(49,862)	16,713
Lead Futures 3 Months	London Metal Exchange	10/21/2011	(1)	(67,181)	(49,600)	17,581
Lead Futures 3 Months	London Metal Exchange	10/27/2011	(1)	(67,800)	(49,600)	18,200
Lead Futures 3 Months	London Metal Exchange	11/01/2011	(1)	(66,000)	(49,600)	16,400
Lead Futures 3 Months	London Metal Exchange	11/14/2011	(1)	(57,917)	(49,600)	8,317
Lead Futures 3 Months	London Metal Exchange	11/17/2011	(2)	(119,500)	(99,175)	20,325
Lead Futures 3 Months	London Metal Exchange	11/25/2011	(1)	(59,750)	(49,585)	10,165
Lead Futures 3 Months	London Metal Exchange	11/30/2011	(1)	(62,500)	(49,593)	12,907
Lead Futures 3 Months	London Metal Exchange	12/06/2011	(2)	(120,495)	(99,204)	21,291
Lead Futures 3 Months	London Metal Exchange	12/14/2011	(1)	(59,250)	(49,614)	9,636
Lead Futures 3 Months	London Metal Exchange	12/19/2011	(1)	(57,925)	(49,622)	8,303
Lead Futures 3 Months	London Metal Exchange	12/22/2011	(1)	(53,875)	(49,612)	4,263
Lead Futures 3 Months	London Metal Exchange	12/28/2011	(2)	(100,480)	(99,225)	1,255
Lead Futures 3 Months	London Metal Exchange	12/29/2011	(1)	(50,000)	(49,619)	381
Nickel Futures	London Metal Exchange	12/21/2011	(1)	(112,193)	(105,600)	6,593
Nickel Futures 3 Months	London Metal Exchange	10/21/2011	(1)	(143,016)	(105,460)	37,556
Nickel Futures 3 Months	London Metal Exchange	11/01/2011	(1)	(150,900)	(105,481)	45,419
Nickel Futures 3 Months	London Metal Exchange	11/14/2011	(1)	(129,308)	(105,506)	23,802
Nickel Futures 3 Months	London Metal Exchange	11/15/2011	(1)	(129,000)	(105,508)	23,492
Nickel Futures 3 Months	London Metal Exchange	11/17/2011	(1)	(130,800)	(105,513)	25,287
Nickel Futures 3 Months	London Metal Exchange	11/30/2011	(1)	(131,099)	(105,546)	25,553
Nickel Futures 3 Months	London Metal Exchange	12/01/2011	(1)	(131,158)	(105,549)	25,609
Nickel Futures 3 Months	London Metal Exchange	12/14/2011	(1)	(127,200)	(105,582)	21,618
Nickel Futures 3 Months	London Metal Exchange	12/19/2011	(1)	(127,079)	(105,595)	21,484

MIST-44

Met Investors Series Trust

AQR Global Risk Balanced Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Futures Contracts—(Continued)

Futures Contracts-Short	Exchange	Expiration Date	Number of Contracts	Contract Amount	Valuation as of September 30, 2011	Unrealized Appreciation/ (Depreciation)
Nickel Futures 3 Months	London Metal Exchange	12/22/2011	(1)	$(116,939)	$(105,600)	$11,339
Nickel Futures 3 Months	London Metal Exchange	12/28/2011	(1)	(112,472)	(105,600)	6,872
Zinc Futures	London Metal Exchange	10/14/2011	(1)	(59,000)	(46,035)	12,965
Zinc Futures	London Metal Exchange	12/21/2011	(2)	(96,450)	(92,887)	3,563
Zinc Futures 3 Months	London Metal Exchange	10/21/2011	(1)	(60,931)	(46,081)	14,850
Zinc Futures 3 Months	London Metal Exchange	11/14/2011	(1)	(54,266)	(46,246)	8,020
Zinc Futures 3 Months	London Metal Exchange	11/17/2011	(2)	(110,200)	(92,535)	17,665
Zinc Futures 3 Months	London Metal Exchange	11/25/2011	(1)	(55,650)	(46,309)	9,341
Zinc Futures 3 Months	London Metal Exchange	11/30/2011	(2)	(114,000)	(92,670)	21,330
Zinc Futures 3 Months	London Metal Exchange	12/01/2011	(1)	(55,999)	(46,340)	9,659
Zinc Futures 3 Months	London Metal Exchange	12/06/2011	(1)	(54,373)	(46,366)	8,007
Zinc Futures 3 Months	London Metal Exchange	12/14/2011	(2)	(109,200)	(92,815)	16,385
Zinc Futures 3 Months	London Metal Exchange	12/19/2011	(2)	(105,700)	(92,867)	12,833
Zinc Futures 3 Months	London Metal Exchange	12/22/2011	(1)	(50,119)	(46,438)	3,681
Zinc Futures 3 Months	London Metal Exchange	12/28/2011	(2)	(96,891)	(92,961)	3,930
Zinc Futures 3 Months	London Metal Exchange	12/29/2011	(1)	(47,762)	(46,490)	1,272

Net Unrealized Appreciation						$2,237,270

Swap Agreements

Open swap on futures agreements at September 30, 2011 were as follows:

Counterparty	Underlying Reference Instrument	Maturity Date	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Merrill Lynch & Co., Inc.	10 Year Japanese Government Bond Futures	12/09/2011	JPY	105,660,392	$(186,368)	$—	$(186,368)
Merrill Lynch & Co., Inc.	10 Year U.S. Treasury Note Futures	12/20/2011	USD	168,323,651	538,037	—	538,037
Merrill Lynch & Co., Inc.	Euro Bond Futures	12/08/2011	EUR	56,818,717	112,178	—	112,178
Merrill Lynch & Co., Inc.	KOSPI 200 Index Futures	12/08/2011	KRW	6,383,396	(75,693)	—	(75,693)
Merrill Lynch & Co., Inc.	Long Gilt Futures	12/28/2011	GBP	19,141,691	365,653	—	365,653
Merrill Lynch & Co., Inc.	RTS Index Futures	12/15/2011	USD	2,036,167	(283,093)	—	(283,093)
Merrill Lynch & Co., Inc.	Russian Depository Index Futures	12/20/2011	USD	979,149	(115,942)	—	(115,942)
Merrill Lynch & Co., Inc.	Sao Paulo Stock Exchange Index Futures	10/13/2011	BRL	7,072,151	(366,227)	—	(366,227)
Merrill Lynch & Co., Inc.	Swiss Market Index Futures	12/16/2011	CHF	8,158,139	278,271	—	278,271

Total					$266,816	$—	$266,816

BRL—	Brazilian Real
CHF—	Swiss Franc
EUR—	Euro
GBP—	British Pound
JPY—	Japanese Yen
KRW—	South Korean Won
USD—	United States Dollar

Reverse Repurchase Agreements

Counterparty	Interest Rate	Settlement Date	Maturity Date	Par Value		Net Closing Amount
Barclays Bank plc	1.00%	09/21/2011	10/19/2011	EUR	168,031,515	$225,985,496
Barclays Bank plc	1.00%	09/27/2011	10/19/2011	EUR	24,447,446	32,879,357
Barclays Bank plc	1.00%	10/05/2011	10/19/2011	EUR	16,963,216	22,813,820
Barclays Bank plc	1.00%	09/21/2011	10/19/2011	GBP	74,627,049	116,589,826
Barclays Bank plc	1.00%	09/23/2011	10/19/2011	GBP	9,831,188	15,359,263
Barclays Bank plc	1.00%	10/03/2011	10/19/2011	GBP	6,856,506	10,711,918
Barclays Bank plc	0.14%	08/26/2011	10/19/2011	USD	21,667,250	21,667,250
Barclays Bank plc	0.20%	09/23/2011	10/19/2011	USD	32,741,000	32,741,000

MIST-45

Met Investors Series Trust

AQR Global Risk Balanced Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Reverse Repurchase Agreements—(Continued)

Counterparty	Interest Rate	Settlement Date	Maturity Date	Par Value		Net Closing Amount
Barclays Bank plc	0.11%	10/03/2011	10/19/2011	USD	23,668,500	$23,668,500
Greenwich Capital Markets, Inc.	0.05%	08/19/2011	10/19/2011	USD	7,599,900	7,599,900
Greenwich Capital Markets, Inc.	0.11%	08/19/2011	10/19/2011	USD	17,552,824	17,552,824
Greenwich Capital Markets, Inc.	0.15%	09/07/2011	10/19/2011	USD	17,906,760	17,906,760
Greenwich Capital Markets, Inc.	0.15%	09/13/2011	10/19/2011	USD	23,942,431	23,942,431
Greenwich Capital Markets, Inc.	0.25%	08/17/2011	10/19/2011	USD	147,622,494	147,622,494

Total						$717,040,839

EUR—	Euro
GBP—	British Pound
USD—	United States Dollar

MIST-46

Met Investors Series Trust

AQR Global Risk Balanced Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the period from April 19, 2011 (commencement of operations) through September 30, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2011:

Description	Level 1	Level 2	Level 3	Total
Total Foreign Bonds & Debt Securities*	$—	$431,649,532	$—	$431,649,532
Total U.S. Treasury & Government Agencies*	—	294,405,371	—	294,405,371
Total Short-Term Investments*	1,239,234,545	—	—	1,239,234,545
Total Investments	$1,239,234,545	$726,054,903	$—	$1,965,289,448

Total Reverse Repurchase Agreements	$—	$717,040,839	$—	$717,040,839

Forward Contracts**
Forward Foreign Currency Exchange Contracts to Buy (Depreciation)	$—	$(121,343)	$—	$(121,343)
Forward Foreign Currency Exchange Contracts to Sell Appreciation	—	414,119	—	414,119
Total Forward Contracts	$—	$292,776	$—	$292,776

Futures Contracts**
Futures Contracts Long Appreciation	$6,071,546	$—	$—	$6,071,546
Futures Contracts Long (Depreciation)	(34,708,451)	—	—	(34,708,451)
Futures Contracts Short Appreciation	2,237,270	—	—	2,237,270
Total Futures Contracts	$(26,399,635)	$—	$—	$(26,399,635)

Swap Contracts**
Swap on Futures Appreciation	$—	$1,294,139	$—	$1,294,139
Swap on Futures (Depreciation)	—	(1,027,323)	—	(1,027,323)
Total Swap Contracts	$—	$266,816	$—	$266,816

*	See Schedule of Investments for additional detailed categorizations.
**	Derivative instruments such as forwards, futures contracts and swap contracts are valued on the unrealized appreciation/depreciation on the instrument.

MIST-47

Met Investors Series Trust

Batterymarch Growth and Income Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stocks—99.5% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.9%
General Dynamics Corp.	19,916	$1,133,021
Honeywell International, Inc.	14,666	643,984
Lockheed Martin Corp.	10,963	796,352
Northrop Grumman Corp.	21,000	1,095,360
Raytheon Co.	19,100	780,617
United Technologies Corp.	27,841	1,958,893

		6,408,227

Air Freight & Logistics—0.2%
United Parcel Service, Inc. - Class B	7,210	455,312

Automobiles—0.5%
Ford Motor Co.*	108,700	1,051,129

Beverages—1.8%
Coca-Cola Co. (The)	15,750	1,064,070
Coca-Cola Enterprises, Inc.	23,300	579,704
Constellation Brands, Inc. - Class A*	24,400	439,200
Dr Pepper Snapple Group, Inc. (a)	26,700	1,035,426
Hansen Natural Corp.*	10,300	899,087

		4,017,487

Biotechnology—0.8%
Amgen, Inc.	31,241	1,716,693

Capital Markets—0.3%
Raymond James Financial, Inc.	24,100	625,636

Chemicals—2.0%
CF Industries Holdings, Inc.	3,000	370,170
E.I. du Pont de Nemours & Co.	46,196	1,846,454
Mosaic Co. (The)	21,100	1,033,267
PPG Industries, Inc.	16,900	1,194,154

		4,444,045

Commercial Banks—2.9%
Bank of Hawaii Corp. (a)	14,100	513,240
BOK Financial Corp. (a)	7,000	328,230
Commerce Bancshares, Inc.	9,700	337,075
Fifth Third Bancorp.	34,500	348,450
KeyCorp.	208,400	1,235,812
U.S. Bancorp.	66,200	1,558,348
Wells Fargo & Co.	87,184	2,102,878

		6,424,033

Commercial Services & Supplies—0.3%
RR Donnelley & Sons Co. (a)	45,190	638,083

Communications Equipment—1.8%
Cisco Systems, Inc.	189,684	2,938,205
QUALCOMM, Inc.	23,252	1,130,745

		4,068,950

Computers & Peripherals—5.3%
Apple, Inc.*	22,842	8,706,913
Dell, Inc.*	62,504	884,432

Security Description	Shares	Value

Computers & Peripherals—(Continued)

Hewlett-Packard Co.	95,856	$2,151,967

		11,743,312

Construction & Engineering—0.8%
Fluor Corp.	35,700	1,661,835

Consumer Finance—1.1%
Capital One Financial Corp.	20,100	796,563
Discover Financial Services	67,800	1,555,332

		2,351,895

Diversified Financial Services—2.5%
Bank of America Corp.	96,687	591,724
Citigroup, Inc.	39,832	1,020,496
JPMorgan Chase & Co.	97,093	2,924,441
NASDAQ OMX Group, Inc. (The)*	38,800	897,832

		5,434,493

Diversified Telecommunication Services—3.5%
AT&T, Inc.	177,383	5,058,963
Verizon Communications, Inc.	74,075	2,725,960

		7,784,923

Electric Utilities—1.3%
Edison International	14,000	535,500
Exelon Corp.	35,260	1,502,429
Pinnacle West Capital Corp.	19,400	833,036

		2,870,965

Electronic Equipment, Instruments & Components—1.3%
Arrow Electronics, Inc.*	24,000	666,720
Avnet, Inc.*	24,700	644,176
Corning, Inc.	73,482	908,238
Tech Data Corp.*	15,900	687,357

		2,906,491

Energy Equipment & Services—1.6%
Halliburton Co.	35,700	1,089,564
Oil States International, Inc.* (a)	36,000	1,833,120
RPC, Inc. (a)	36,000	587,520

		3,510,204

Food & Staples Retailing—3.2%
CVS Caremark Corp.	41,000	1,376,780
Kroger Co. (The)	42,700	937,692
Wal-Mart Stores, Inc.	49,495	2,568,791
Whole Foods Market, Inc.	33,200	2,168,292

		7,051,555

Food Products—1.9%
ConAgra Foods, Inc.	35,200	852,544
Corn Products International, Inc.	22,600	886,824
Dean Foods Co.* (a)	81,800	725,566
Hormel Foods Corp. (a)	27,800	751,156

MIST-48

Met Investors Series Trust

Batterymarch Growth and Income Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Food Products—(Continued)
Tyson Foods, Inc. - Class A	58,400	$1,013,824

		4,229,914

Health Care Equipment & Supplies—1.0%
Baxter International, Inc.	27,300	1,532,622
Medtronic, Inc.	19,900	661,476

		2,194,098

Health Care Providers & Services—3.9%
Aetna, Inc.	42,500	1,544,875
Cardinal Health, Inc.	13,200	552,816
CIGNA Corp.	25,900	1,086,246
Humana, Inc.	22,900	1,665,517
Medco Health Solutions, Inc.*	24,700	1,158,183
UnitedHealth Group, Inc.	54,275	2,503,163

		8,510,800

Household Durables—0.6%
Tupperware Brands Corp. (a)	25,000	1,343,500

Household Products—2.3%
Colgate-Palmolive Co.	5,100	452,268
Energizer Holdings, Inc.*	11,500	764,060
Procter & Gamble Co. (The)	61,802	3,904,650

		5,120,978

Industrial Conglomerates—3.4%
3M Co.	11,361	815,606
General Electric Co.	296,624	4,520,550
Tyco International, Ltd.	51,890	2,114,518

		7,450,674

Insurance—2.7%
Aflac, Inc.	24,200	845,790
Assurant, Inc.	54,900	1,965,420
Berkshire Hathaway, Inc. - Class B*	26,800	1,903,872
Hartford Financial Services Group, Inc. (The)	30,500	492,270
Principal Financial Group, Inc.	33,500	759,445

		5,966,797

Internet & Catalog Retail—0.2%
Expedia, Inc. (a)	20,000	515,000

Internet Software & Services—1.8%
Google, Inc. - Class A*	7,900	4,063,602

IT Services—4.6%
Accenture plc - Class A	14,200	748,056
CACI International, Inc. - Class A* (a)	9,300	464,442
International Business Machines Corp.	38,446	6,729,203
Visa, Inc. - Class A	25,800	2,211,576

		10,153,277

Leisure Equipment & Products—0.3%
Mattel, Inc. (a)	28,800	745,632

Security Description	Shares	Value

Machinery—1.5%
AGCO Corp.*	25,500	$881,535
Cummins, Inc.	9,900	808,434
Eaton Corp.	23,600	837,800
SPX Corp.	10,400	471,224
Valmont Industries, Inc. (a)	4,200	327,348

		3,326,341

Media—2.9%
CBS Corp. - Class B	93,500	1,905,530
Comcast Corp. - Class A	64,804	1,354,404
DIRECTV - Class A*	23,800	1,005,550
Time Warner Cable, Inc.	11,050	692,503
Viacom, Inc. - Class B	35,200	1,363,648

		6,321,635

Metals & Mining—0.8%
Cliffs Natural Resources, Inc.	10,800	552,636
Freeport-McMoRan Copper & Gold, Inc.	38,100	1,160,145

		1,712,781

Multi-Utilities—2.0%
Alliant Energy Corp.	35,300	1,365,404
CenterPoint Energy, Inc.	29,300	574,866
Integrys Energy Group, Inc. (a)	14,260	693,321
NiSource, Inc. (a)	57,500	1,229,350
OGE Energy Corp.	11,800	563,922

		4,426,863

Multiline Retail—0.7%
Target Corp.	33,517	1,643,674

Oil, Gas & Consumable Fuels—10.9%
Apache Corp.	4,400	353,056
Arch Coal, Inc.	54,800	798,984
Chevron Corp.	59,679	5,521,501
ConocoPhillips Co.	49,638	3,143,078
Exxon Mobil Corp.	119,454	8,675,944
Hess Corp.	17,200	902,312
Marathon Oil Corp.	28,800	621,504
Marathon Petroleum Corp.	14,400	389,664
Murphy Oil Corp.	22,300	984,768
Occidental Petroleum Corp.	7,716	551,694
Tesoro Corp.* (a)	42,300	823,581
Valero Energy Corp.	67,900	1,207,262

		23,973,348

Paper & Forest Products—0.8%
Domtar Corp. (a)	17,000	1,158,890
International Paper Co.	27,900	648,675

		1,807,565

Personal Products—0.4%
Avon Products, Inc.	46,400	909,440

Pharmaceuticals—7.8%
Abbott Laboratories	54,779	2,801,398
Bristol-Myers Squibb Co.	61,900	1,942,422

MIST-49

Met Investors Series Trust

Batterymarch Growth and Income Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Pharmaceuticals—(Continued)
Eli Lilly & Co.	47,576	$1,758,885
Endo Pharmaceuticals Holdings, Inc.*	43,600	1,220,364
Johnson & Johnson	40,354	2,570,953
Merck & Co., Inc.	64,904	2,123,010
Pfizer, Inc.	271,236	4,795,452

		17,212,484

Professional Services—0.5%
Manpower, Inc.	8,800	295,856
Towers Watson & Co. - Class A	12,500	747,250

		1,043,106

Real Estate Investment Trusts—1.5%
Annaly Capital Management, Inc. (a)	83,000	1,380,290
Apartment Investment & Management Co. - Class A (a)	42,100	931,252
Camden Property Trust	19,100	1,055,466

		3,367,008

Road & Rail—1.1%
CSX Corp.	42,900	800,943
J.B. Hunt Transport Services, Inc. (a)	18,620	672,554
Ryder System, Inc.	22,700	851,477

		2,324,974

Semiconductors & Semiconductor Equipment—2.4%
Applied Materials, Inc.	66,900	692,415
Intel Corp.	202,129	4,311,412
LSI Corp.*	69,500	360,010

		5,363,837

Software—5.3%
Adobe Systems, Inc.*	27,600	667,092
Microsoft Corp.	243,480	6,060,217
Oracle Corp.	110,040	3,162,550
Symantec Corp.*	56,100	914,430
VMware, Inc. - Class A*	9,800	787,724

		11,592,013

Specialty Retail—2.4%
Abercrombie & Fitch Co. - Class A (a)	14,400	886,464
AutoZone, Inc.*	4,000	1,276,760
Foot Locker, Inc.	33,600	675,024
PetSmart, Inc. (a)	23,200	989,480
Ross Stores, Inc.	17,400	1,369,206

		5,196,934

Textiles, Apparel & Luxury Goods—0.6%
VF Corp. (a)	10,900	1,324,568

Tobacco—0.9%
Lorillard, Inc.	11,000	1,217,700
Philip Morris International, Inc.	12,788	797,715

		2,015,415

Security Description	Shares/Par Amount	Value

Wireless Telecommunication Services—0.2%
Sprint Nextel Corp.*	147,700	$449,008

Total Common Stocks (Cost $229,151,180)		219,470,534

Short-Term Investments—7.8%

Mutual Funds—7.6%
State Street Navigator Securities Lending Prime Portfolio (b)	16,860,590	16,860,590

Repurchase Agreement—0.2%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/11 at 0.010% to be repurchased at $492,000 on 10/03/11, collateralized by $500,000 Federal Home Loan Mortgage Corp. at 3.250% due 11/10/20 with a value of $506,875.	$492,000	492,000

Total Short-Term Investments (Cost $17,352,590)		17,352,590

Total Investments—107.3% (Cost $246,503,770#)		236,823,124
Other assets and liabilities (net)—(7.3)%		(16,206,975)

Net Assets—100.0%		$220,616,149

*	Non-income producing security.
#	As of September 30, 2011, the aggregate cost of investments for federal income tax purposes was $246,503,770. The aggregate unrealized appreciation and depreciation of investments were $17,821,981 and $(27,502,627), respectively, resulting in net unrealized depreciation of $(9,680,646) for federal income tax purposes.
(a)	All or a portion of the security was on loan. As of September 30, 2011, the market value of securities loaned was $17,215,501 and the collateral received consisted of cash in the amount of $16,860,590 and non-cash collateral with a value of $1,266,581. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Represents investment of cash collateral received from securities lending transactions.

MIST-50

Met Investors Series Trust

Batterymarch Growth and Income Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the period ended September 30, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2011:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$219,470,534	$—	$—	$219,470,534
Short-Term Investments
Mutual Funds	16,860,590	—	—	16,860,590
Repurchase Agreement	—	492,000	—	492,000
Total Short-Term Investments	16,860,590	492,000	—	17,352,590
Total Investments	$236,331,124	$492,000	$—	$236,823,124

*	See Schedule of Investments for additional detailed categorizations.

MIST-51

Met Investors Series Trust

BlackRock Global Tactical Strategies Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Investment Company Securities—68.2% of Net Assets
Security Description	Shares	Value

Investment Company Securities—68.2%
Energy Select Sector SPDR Fund	903,256	$52,921,769
iShares Barclays 1-3 Year Credit Bond Fund (a)	691,893	71,943,034
iShares Barclays Aggregate Bond Fund (a)	2,962,017	326,147,692
iShares Dow Jones EPAC Select Dividend Index Fund (a)	451,129	12,780,485
iShares iBoxx $ High Yield Corporate Bond Fund (a)	831,332	68,776,097
iShares iBoxx $ Investment Grade Corporate Bond Fund (a)	408,647	45,907,404
iShares MSCI EAFE Index Fund (a)	3,906,259	186,523,867
iShares MSCI Japan Index Fund (a)	5,426,558	51,335,239
iShares Russell 3000 Index Fund (a)	1,028,485	68,630,804
iShares S&P 100 Index Fund (a)	1,168,705	60,106,498
Market Vectors Agribusiness ETF	1,175,896	50,833,984
SPDR S&P 500 ETF Trust	2,270,223	256,921,137
SPDR S&P International Dividend ETF	285,934	12,726,922
Technology Select Sector SPDR Fund ETF	2,394,096	56,428,843
Vanguard Dividend Appreciation Index Fund ETF	1,094,878	53,386,251
Vanguard REIT ETF	638,567	32,483,903
Vanguard Total Bond Market ETF	652,622	54,650,566

Total Affiliated Investment Companies (Cost $1,554,806,829)		1,462,504,495

Short-Term Investment—33.6%
Security Description	Par Amount	Value

Repurchase Agreement—33.6%
Fixed Income Clearing Corp. Repurchase Agreement, dated 09/30/11 at 0.010% to be repurchased at $720,942,601 on 10/03/11, collateralized by $341,165,000 Federal National Mortgage Association at 1.600% due 11/23/15 with a value of $343,894,320; and by $389,040,000 Federal National Mortgage Association at 1.500% due 04/27/15 with a value of $391,471,500.	$720,942,000	$720,942,000

Total Short-Term Investments (Cost $720,942,000)		720,942,000

Total Investments—101.8% (Cost $2,275,748,829#)		2,183,446,495
Other assets and liabilities (net)—(1.8)%		(38,650,828)

Net Assets—100.0%		$2,144,795,667

#	As of September 30, 2011, the aggregate cost of investments for federal income tax purposes was $2,275,748,829. The aggregate unrealized appreciation and depreciation of investments were $5,109,134 and $(97,411,468), respectively, resulting in net unrealized depreciation of $(92,302,334) for federal income tax purposes.
(a)	Affiliated issuer.
(ETF)—	Exchange-Traded Fund

MIST-52

Met Investors Series Trust

BlackRock Global Tactical Strategies Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Transactions of Affiliated Issuers

Underlying ETF	Number of Shares Held at May 2, 2011*	Shares Purchased	Shares Sold	Number of Shares Held at September 30, 2011
iShares Barclays 1-3 Year Credit Bond Fund	—	775,536	(83,643)	691,893
iShares Barclays 7-10 Year Treasury Bond Fund	—	315,459	(315,459)	—
iShares Barclays Aggregate Bond Fund	—	4,256,972	(1,294,955)	2,962,017
iShares Barclays TIPS Bond Fund	—	67,762	(67,762)	—
iShares Dow Jones EPAC Select Dividend Index Fund	—	850,839	(399,710)	451,129
iShares iBoxx $ High Yield Corporate Bond Fund	—	993,988	(162,656)	831,332
iShares iBoxx $ Investment Grade Corporate Bond Fund	—	790,176	(381,529)	408,647
iShares MSCI EAFE Index Fund	—	5,422,234	(1,515,975)	3,906,259
iShares MSCI Japan Index Fund	—	5,426,558	—	5,426,558
iShares MSCI Sweden Index Fund	—	450,848	(450,848)	—
iShares Russell 3000 Index Fund	—	1,587,956	(559,471)	1,028,485
iShares S&P 100 Index Fund	—	1,398,814	(230,109)	1,168,705

Underlying ETF	Net Realized Gain/(Loss) on Sales of Underlying ETFs	Capital Gain Distributions from Underlying ETFs	Dividend Income from Underlying ETFs	Ending Value as of September 30, 2011
iShares Barclays 1-3 Year Credit Bond Fund	$(58,458)	$—	$78,540	$71,943,034
iShares Barclays 7-10 Year Treasury Bond Fund	379,857	—	51,071	—
iShares Barclays Aggregate Bond Fund	2,218,326	—	2,088,241	326,147,692
iShares Barclays TIPS Bond Fund	(8,030)	—	42,271	—
iShares Dow Jones EPAC Select Dividend Index Fund	(1,401,398)	—	360,740	12,780,485
iShares iBoxx $ High Yield Corporate Bond Fund	(875,063)	—	777,629	68,776,097
iShares iBoxx $ Investment Grade Corporate Bond Fund	674,373	—	464,015	45,907,404
iShares MSCI EAFE Index Fund	(12,894,048)	—	1,763,768	186,523,867
iShares MSCI Japan Index Fund	—	—	—	51,335,239
iShares MSCI Sweden Index Fund	(1,591,062)	—	25,627	—
iShares Russell 3000 Index Fund	(3,331,456)	—	605,784	68,630,804
iShares S&P 100 Index Fund	(1,241,716)	—	329,093	60,106,498

	$(18,128,675)	$—	$6,586,779	$892,151,120

*	Commencement of operations.

Swap Agreements

Open interest rate swap agreements at September 30, 2011 were as follows:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	IRS USD 3ML	2.150%	09/22/2021	Deutsche Bank AG	USD	513,000,000	$2,299,507	$—	$2,299,507
Pay	IRS USD 3ML	1.990%	09/27/2021	Deutsche Bank AG	USD	60,000,000	(622,334)	—	(622,334)

Total							$1,677,173	$—	$1,677,173

MIST-53

Met Investors Series Trust

BlackRock Global Tactical Strategies Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the period from May 2, 2011 (commencement of operations) through September 30, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2011:

Description	Level 1	Level 2	Level 3	Total
Investment Company Securities	$1,462,504,495	$—	$—	$1,462,504,495
Total Short-Term Investments*	—	720,942,000	—	720,942,000
Total Investments	$1,462,504,495	$720,942,000	$—	$2,183,446,495

Swap Contracts**
Interest Rate Swap Appreciation	$—	$2,299,507	$—	$2,299,507
Interest Rate Swap (Depreciation)	—	(622,334)	—	(622,334)
Total Swap Contracts	$—	$1,677,173	$—	$1,677,173

*	See Schedule of Investments for additional detailed categorizations.
**	Derivative instruments such as forwards, futures contracts and swap contracts are valued on the unrealized appreciation/depreciation on the instrument.

MIST-54

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Domestic Bonds & Debt Securities—65.1% of Net Assets

Security Description	Par Amount	Value

Aerospace & Defense—2.4%
Aviation Capital Group Corp. 6.750%, 04/06/21 (144A)	$1,070,000	$1,031,225
GeoEye, Inc. 9.625%, 10/01/15	480,000	525,600
Huntington Ingalls Industries, Inc. 6.875%, 03/15/18 (144A)	1,220,000	1,140,700
7.125%, 03/15/21 (144A)	1,720,000	1,603,900
Kratos Defense & Security Solutions, Inc. 10.000%, 06/01/17 (a)	1,646,000	1,646,000
National Air Cargo Group, Inc. 12.375%, 08/16/15 (144A) (b)	4,285,054	4,445,053
Sequa Corp. 11.750%, 12/01/15 (144A)	1,980,000	2,088,900
13.500%, 12/01/15 (144A)	4,375,573	4,659,985

		17,141,363

Airlines—1.2%
American Airlines 2011-2 Class A Pass-Through Trust
Series A 8.625%, 10/15/21	1,050,000	1,046,719
American Airlines Pass-Through Trust Series 2001-02 7.858%, 10/01/11 (a)	1,520,000	1,520,000
American Airlines, Inc. 7.500%, 03/15/16 (144A) (a)	480,000	405,600
Delta Air Lines, Inc. Series B 9.750%, 12/17/16	1,106,238	1,139,425
United Air Lines, Inc. 12.750%, 07/15/12	2,946,240	3,104,601
US Airways 2011-1 - Class C Pass-Through Trust
Series C 10.875%, 10/22/14	1,500,000	1,492,500

		8,708,845

Auto Components—0.2%
Delphi Corp. 6.125%, 05/15/21 (144A)	970,000	902,100
Lear Corp. 5.750%, 08/01/14	1,395,000	13,950
Series B 8.500%, 12/01/13	1,530,000	15,300
Stanadyne Corp. Series 1 10.000%, 08/15/14	160,000	151,200
Stanadyne Holdings, Inc. 12.000%, 02/15/15	125,000	119,687

		1,202,237

Automobiles—0.4%
Ford Motor Co. 7.450%, 07/16/31 (a)	2,620,000	2,970,766

Beverages—0.1%
Cott Beverages USA, Inc. 8.125%, 09/01/18	580,000	594,500

Security Description	Par Amount	Value

Biotechnology—0.1%
QHP Royalty Sub LLC 10.250%, 03/15/15 (144A)	$733,872	$746,923

Building Products—0.7%
Building Materials Corp. of America 7.000%, 02/15/20 (144A)	360,000	360,900
6.750%, 05/01/21 (144A)	2,480,000	2,362,200
Griffon Corp. 7.125%, 04/01/18	1,070,000	949,625
Jeld-Wen Escrow Corp. 12.250%, 10/15/17 (144A)	1,160,000	1,142,600

		4,815,325

Capital Markets—1.0%
American Capital, Ltd. 7.960%, 12/31/13 (a)	1,210,000	1,205,759
E*Trade Financial Corp. 12.500%, 11/30/17 (c)	2,980,000	3,374,850
Lehman Brothers Holdings, Inc. 5.375%, 10/17/12 (EUR) (d)	350,000	114,148
8.800%, 03/01/15 (d)	489,000	119,194
Series 1937
4.750%, 01/16/14 (EUR) (d)	2,140,000	697,936
Series 5921
0.000%, 02/05/14 (EUR) (d)	4,500,000	1,452,491
Series H
5.750%, 05/17/13 (d)	1,740,000	419,775

		7,384,153

Chemicals—2.9%
American Pacific Corp. 9.000%, 02/01/15 (a)	150,000	139,125
Celanese U.S. Holdings LLC 6.625%, 10/15/18 (a)	1,040,000	1,080,300
5.875%, 06/15/21 (a)	1,465,000	1,444,856
Chemtura Corp. 7.875%, 09/01/18	780,000	768,300
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC
9.000%, 11/15/20 (a)	1,555,000	1,146,812
Huntsman International LLC 6.875%, 11/15/13 (144A) (EUR)	750,000	1,003,631
8.625%, 03/15/21 (a)	530,000	510,125
Koppers, Inc. 7.875%, 12/01/19	700,000	729,750
Lyondell Chemical Co. 11.000%, 05/01/18 (a)	5,255,000	5,701,675
Momentive Performance Materials, Inc. 12.500%, 06/15/14	655,000	671,375
11.500%, 12/01/16	1,495,000	1,263,275
9.000%, 01/15/21	2,935,000	2,025,150
Nexeo Solutions LLC/Nexeo Solutions Finance Corp.
8.375%, 03/01/18 (144A)	635,000	630,238
Omnova Solutions, Inc. 7.875%, 11/01/18 (a)	390,000	317,850
PolyOne Corp. 7.375%, 09/15/20	690,000	695,175
Solutia, Inc. 7.875%, 03/15/20 (a)	2,065,000	2,183,737

MIST-55

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount	Value

Chemicals—(Continued)
TPC Group LLC 8.250%, 10/01/17 (144A)	$75,000	$73,688

		20,385,062

Commercial Banks—1.9%
CIT Group, Inc. 7.000%, 05/01/14 (a)	7,040	7,189
7.000%, 05/01/15	950,000	944,062
7.000%, 05/01/16 (a)	92,260	89,608
7.000%, 05/02/16 (144A)	610,000	593,225
7.000%, 05/01/17	8,822,164	8,568,527
7.000%, 05/02/17 (144A)	3,395,000	3,297,394

		13,500,005

Commercial Services & Supplies—2.3%
ACCO Brands Corp. 10.625%, 03/15/15 (a)	2,028,000	2,190,240
ARAMARK Corp. 8.500%, 02/01/15 (a)	1,245,000	1,266,787
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
8.250%, 01/15/19	2,565,000	2,359,800
Brickman Group Holdings, Inc. 9.125%, 11/01/18 (144A)	1,600,000	1,420,000
Casella Waste Systems, Inc. 7.750%, 02/15/19	2,214,000	2,103,300
Clean Harbors, Inc. 7.625%, 08/15/16 (a)	1,020,000	1,068,450
Harland Clarke Holdings Corp. 6.000%, 05/15/15 (e)	50,000	33,250
9.500%, 05/15/15	45,000	33,525
Iron Mountain, Inc. 7.750%, 10/01/19 (a)	1,160,000	1,157,100
Mobile Mini, Inc. 7.875%, 12/01/20	1,135,000	1,095,275
Tropicana Entertainment LLC/Tropicana Financial Corp.
9.625%, 12/15/14 (b) (d)	70,000	7
United Rentals North America, Inc. 8.375%, 09/15/20 (a)	1,245,000	1,148,513
WCA Waste Corp. 7.500%, 06/15/19 (144A)	1,870,000	1,785,850
West Corp. 8.625%, 10/01/18	445,000	434,988

		16,097,085

Communications Equipment—0.3%
Avaya, Inc. 9.750%, 11/01/15	770,000	565,950
10.125%, 11/01/15 (c)	2,250,000	1,659,375

		2,225,325

Consumer Finance—2.4%
Ally Financial, Inc. 8.000%, 03/15/20 (a)	610,000	564,250
7.500%, 09/15/20 (a)	620,000	563,425
8.000%, 11/01/31 (a)	5,550,000	4,897,875
Credit Acceptance Corp. 9.125%, 02/01/17	1,715,000	1,697,850

Security Description	Par Amount	Value

Consumer Finance—(Continued)
9.125%, 02/01/17 (144A)	$195,000	$192,562
Ford Motor Credit Co. LLC 7.000%, 04/15/15 (a)	7,470,000	7,862,175
12.000%, 05/15/15	300,000	362,250
General Motors Financial Co., Inc. 6.750%, 06/01/18 (144A) (a)	980,000	965,300

		17,105,687

Containers & Packaging—2.3%
Berry Plastics Corp. 8.250%, 11/15/15 (a)	1,895,000	1,932,900
Graphic Packaging International, Inc. 9.500%, 06/15/17	590,000	634,250
7.875%, 10/01/18	815,000	839,450
Greif, Inc. 7.750%, 08/01/19	690,000	721,050
Longview Fibre Paper & Packaging, Inc. 8.000%, 06/01/16 (144A)	950,000	928,625
Pregis Corp. 12.375%, 10/15/13	600,000	549,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC
8.750%, 10/15/16 (144A)	3,285,000	4,064,398
7.125%, 04/15/19 (144A)	745,000	696,575
9.000%, 04/15/19 (144A)	505,000	431,775
7.875%, 08/15/19 (144A) (a)	2,215,000	2,148,550
8.250%, 02/15/21 (144A)	1,280,000	1,011,200
Rock-Tenn Co. 9.250%, 03/15/16	266,000	284,620
Sealed Air Corp. 7.875%, 06/15/17	1,295,000	1,362,840
8.375%, 09/15/21 (144A)	705,000	713,812

		16,319,045

Diversified Consumer Services—0.3%
Affinion Group, Inc. 7.875%, 12/15/18	2,220,000	1,720,500
Service Corp. International 7.875%, 02/01/13	60,000	62,400

		1,782,900

Diversified Financial Services—2.1%
Antero Resources Finance Corp. 7.250%, 08/01/19 (144A)	465,000	444,075
CDW LLC/CDW Finance Corp. 11.500%, 10/12/15 (c)	2,250,000	2,255,625
8.000%, 12/15/18 (144A)	270,000	265,950
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.
7.750%, 01/15/16	220,000	220,825
8.000%, 01/15/18 (a)	6,105,000	6,112,631
KKR Group Finance Co. 6.375%, 09/29/20 (144A) (a)	2,115,000	2,221,384
Leucadia National Corp. 8.125%, 09/15/15	1,800,000	1,921,500
7.125%, 03/15/17	1,174,000	1,203,350

		14,645,340

MIST-56

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount	Value

Diversified Telecommunication Services—3.1%
Broadview Networks Holdings, Inc. 11.375%, 09/01/12 (a)	$1,629,000	$1,311,345
GCI, Inc. 6.750%, 06/01/21	800,000	758,000
ITC DeltaCom, Inc. 10.500%, 04/01/16	780,000	799,500
Level 3 Escrow, Inc. 8.125%, 07/01/19 (144A)	8,342,000	7,393,097
Level 3 Financing, Inc. 9.250%, 11/01/14	201,000	199,493
8.750%, 02/15/17	1,650,000	1,528,313
NII Capital Corp. 7.625%, 04/01/21	993,000	990,518
Qwest Communications International, Inc. 7.500%, 02/15/14	1,565,000	1,568,912
8.000%, 10/01/15	725,000	757,625
Qwest Corp. 7.500%, 06/15/23	520,000	515,492
Sprint Capital Corp. 6.875%, 11/15/28	4,615,000	3,472,787
tw telecom holdings, inc. 8.000%, 03/01/18	620,000	647,900
Windstream Corp. 7.875%, 11/01/17	1,945,000	1,979,037

		21,922,019

Electric Utilities—1.2%
Energy Future Intermediate Holding Co. LLC/ EFIH Finance, Inc.
10.000%, 12/01/20 (a)	7,453,000	7,303,940
FPL Energy National Wind Portfolio LLC 6.125%, 03/25/19 (144A)	60,838	59,422
Ipalco Enterprises, Inc. 7.250%, 04/01/16 (144A)	1,310,000	1,352,575

		8,715,937

Electronic Equipment, Instruments & Components—0.2%
Eagle Parent, Inc. 8.625%, 05/01/19 (144A) (a)	1,510,000	1,351,450

Energy Equipment & Services—1.6%
Calfrac Holdings L.P. 7.500%, 12/01/20 (144A) (a)	840,000	798,000
Drummond Co., Inc. 7.375%, 02/15/16	1,695,000	1,724,662
Exterran Holdings, Inc. 7.250%, 12/01/18 (144A)	1,300,000	1,254,500
Forbes Energy Services, Ltd. 9.000%, 06/15/19 (144A)	925,000	860,250
Frac Tech Services LLC/Frac Tech Finance, Inc. 7.125%, 11/15/18 (144A)	3,185,000	3,248,700
Key Energy Services, Inc. 6.750%, 03/01/21	1,550,000	1,499,625
Oil States International, Inc. 6.500%, 06/01/19 (144A) (a)	1,695,000	1,665,338

		11,051,075

Security Description	Par Amount	Value

Food Products—0.2%
Darling International, Inc. 8.500%, 12/15/18 (a)	$815,000	$882,238
JBS USA LLC/JBS USA Finance, Inc. 11.625%, 05/01/14	265,000	286,200
7.250%, 06/01/21 (144A)	245,000	204,575
Reddy Ice Corp. 11.250%, 03/15/15 (144A) (a)	320,000	293,600

		1,666,613

Gas Utilities—0.8%
Energy Future Holdings Corp. 10.000%, 01/15/20 (a)	6,140,000	5,986,500

Health Care Equipment & Supplies—0.5%
DJO Finance LLC/DJO Finance Corp. 10.875%, 11/15/14	2,470,000	2,470,000
7.750%, 04/15/18 (144A) (a)	260,000	223,600
Teleflex, Inc. 6.875%, 06/01/19 (a)	805,000	800,975

		3,494,575

Health Care Providers & Services—4.9%
ExamWorks Group, Inc. 9.000%, 07/15/19 (144A)	785,000	737,900
Fresenius Medical Care U.S. Finance, Inc. 6.500%, 09/15/18 (144A) (a)	578,000	589,560
HCA, Inc. 6.500%, 02/15/20	4,450,000	4,361,000
7.875%, 02/15/20	195,000	202,800
7.250%, 09/15/20 (a)	6,320,000	6,414,800
7.500%, 02/15/22 (a)	3,160,000	2,923,000
IASIS Healthcare LLC/IASIS Capital Corp. 8.375%, 05/15/19 (144A)	2,050,000	1,670,750
IMS Health, Inc. 12.500%, 03/01/18 (144A)	4,955,000	5,475,275
INC Research LLC 11.500%, 07/15/19 (144A)	1,115,000	1,000,713
inVentiv Health, Inc. 10.000%, 08/15/18 (144A)	1,180,000	1,046,325
Omnicare, Inc. 6.875%, 12/15/15	269,000	277,743
7.750%, 06/01/20	1,535,000	1,573,375
Symbion, Inc. 8.000%, 06/15/16 (144A) (a)	950,000	859,750
Tenet Healthcare Corp. 9.000%, 05/01/15	648,000	686,880
10.000%, 05/01/18	2,268,000	2,466,450
8.875%, 07/01/19 (a)	3,807,000	4,044,937

		34,331,258

Health Care Technology—0.2%
MedAssets, Inc. 8.000%, 11/15/18 (144A)	1,445,000	1,383,587

Hotels, Restaurants & Leisure—1.4%
Caesars Entertainment Operating Co., Inc. 11.250%, 06/01/17	510,000	517,012

MIST-57

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount	Value

Hotels, Restaurants & Leisure—(Continued)
Diamond Resorts Corp. 12.000%, 08/15/18	$3,740,000	$3,524,950
Eldorado Resorts LLC 8.625%, 06/15/19 (144A)	380,000	325,850
Fontainebleau Las Vegas Holdings LLC/ Fontainebleau Las Vegas Capital Corp.
10.250%, 06/15/15 (144A) (d)	1,425,000	1,781
MGM Resorts International 13.000%, 11/15/13	1,590,000	1,808,625
10.375%, 05/15/14 (a)	2,900,000	3,179,125
Scientific Games Corp. 8.125%, 09/15/18	275,000	271,562
Scientific Games International, Inc. 9.250%, 06/15/19 (a)	55,000	55,688
Waterford Gaming LLC 8.625%, 09/15/14 (144A)	648,115	330,539

		10,015,132

Household Durables—1.7%
American Standard Americas 10.750%, 01/15/16 (144A)	1,370,000	1,048,050
Beazer Homes USA, Inc. 8.125%, 06/15/16	890,000	598,525
12.000%, 10/15/17	3,400,000	3,459,500
9.125%, 06/15/18	375,000	238,125
9.125%, 05/15/19 (a)	225,000	144,000
Jarden Corp. 8.000%, 05/01/16 (a)	635,000	673,894
Pulte Group, Inc. 6.375%, 05/15/33	180,000	126,000
Ryland Group, Inc. (The) 6.625%, 05/01/20	1,160,000	962,800
Shea Homes L.P./Shea Homes Funding Corp. 8.625%, 05/15/19 (144A) (a)	3,020,000	2,483,950
Standard Pacific Corp. 10.750%, 09/15/16	1,610,000	1,585,850
8.375%, 01/15/21 (a)	865,000	715,787

		12,036,481

Independent Power Producers & Energy Traders—1.8%
AES Corp. (The) 7.750%, 10/15/15	835,000	851,700
9.750%, 04/15/16	1,430,000	1,544,400
7.375%, 07/01/21 (144A) (a)	1,810,000	1,719,500
Calpine Corp. 7.250%, 10/15/17 (144A) (a)	700,000	679,000
7.500%, 02/15/21 (144A) (a)	645,000	619,200
7.875%, 01/15/23 (144A)	1,155,000	1,120,350
Dolphin Subsidiary II, Inc. 7.250%, 10/15/21 (144A)	2,320,000	2,256,200
NRG Energy, Inc. 7.375%, 01/15/17 (a)	915,000	948,169
7.625%, 01/15/18 (144A)	3,515,000	3,286,525

		13,025,044

Insurance—0.3%
CNO Financial Group, Inc. 9.000%, 01/15/18 (144A)	830,000	865,275

Security Description	Par Amount	Value

Insurance—(Continued)
Genworth Financial, Inc. 7.625%, 09/24/21 (a)	$1,490,000	$1,287,844
USI Holdings Corp. 4.161%, 11/15/14 (144A) (e)	80,000	70,000

		2,223,119

Internet Software & Services—0.3%
Equinix, Inc. 7.000%, 07/15/21	870,000	870,000
Travelport LLC/Travelport, Inc. 4.951%, 09/01/14 (a) (e)	130,000	76,050
9.875%, 09/01/14	30,000	19,800
9.000%, 03/01/16 (a)	390,000	230,100
11.875%, 09/01/16	1,870,000	748,000

		1,943,950

IT Services—1.6%
First Data Corp. 7.375%, 06/15/19 (144A)	2,560,000	2,284,800
8.250%, 01/15/21 (144A)	1,185,000	942,075
12.625%, 01/15/21 (144A) (a)	5,602,000	4,173,490
SunGard Data Systems, Inc. 7.375%, 11/15/18	1,900,000	1,776,500
7.625%, 11/15/20 (a)	2,000,000	1,870,000

		11,046,865

Machinery—0.9%
Allison Transmission, Inc. 11.000%, 11/01/15 (144A)	2,170,000	2,256,800
B-Corp. Merger Sub, Inc. 8.250%, 06/01/19 (144A)	760,000	691,600
Navistar International Corp. 8.250%, 11/01/21 (a)	440,000	453,750
Oshkosh Corp. 8.250%, 03/01/17 (a)	475,000	463,125
SPX Corp. 6.875%, 09/01/17 (144A)	495,000	509,850
Thermon Industries, Inc. 9.500%, 05/01/17	665,000	694,925
Titan International, Inc. 7.875%, 10/01/17	1,510,000	1,577,950

		6,648,000

Media—6.2%
AMC Networks, Inc. 7.750%, 07/15/21 (144A) (a)	625,000	643,750
CCH II LLC/CCH II Capital Corp. 13.500%, 11/30/16	2,779,537	3,182,570
CCO Holdings LLC/CCO Holdings Capital Corp.
7.250%, 10/30/17	100,000	100,500
7.875%, 04/30/18 (a)	220,000	224,950
6.500%, 04/30/21	1,650,000	1,567,500
Cengage Learning Acquisitions, Inc. 10.500%, 01/15/15 (144A) (a)	1,290,000	832,050
Checkout Holding Corp. 8.110%, 11/15/15 (144A) (f)	1,640,000	897,900
Cinemark USA, Inc. 8.625%, 06/15/19	655,000	677,925

MIST-58

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount	Value

Media—(Continued)
Clear Channel Communications, Inc.
9.000%, 03/01/21	$1,860,000	$1,390,350
Clear Channel Worldwide Holdings, Inc. Series B
9.250%, 12/15/17 (a)	13,372,000	13,739,730
DISH DBS Corp.
6.750%, 06/01/21 (144A)	1,780,000	1,708,800
EchoStar DBS Corp.
6.625%, 10/01/14	875,000	889,219
EH Holding Corp.
6.500%, 06/15/19 (144A)	1,010,000	977,175
Gray Television, Inc.
10.500%, 06/29/15 (a)	2,300,000	2,093,000
Interactive Data Corp.
10.250%, 08/01/18	2,830,000	3,056,400
Interpublic Group of Cos., Inc. (The)
10.000%, 07/15/17	365,000	417,013
Live Nation Entertainment, Inc. 8.125%, 05/15/18 (144A)	1,505,000	1,452,325
NAI Entertainment Holdings LLC
8.250%, 12/15/17 (144A)	1,535,000	1,588,725
Nielsen Finance LLC/Nielsen Finance Co.
11.625%, 02/01/14 (a)	782,000	891,480
7.750%, 10/15/18	3,890,000	3,987,250
ProQuest LLC
9.000%, 10/15/18 (144A)	1,585,000	1,462,162
WMG Acquisition Corp.
9.500%, 06/15/16 (144A)	340,000	345,100
11.500%, 10/01/18 (144A)	1,630,000	1,458,850

		43,584,724

Metals & Mining—0.1%
American Rock Salt Co. LLC
8.250%, 05/01/18 (144A)	155,000	136,400
Old AII, Inc. 9.000%, 12/15/14 (b) (d)	1,665,000	0
10.000%, 12/15/16 (b) (d)	1,350,000	0
SunCoke Energy, Inc.
7.625%, 08/01/19 (144A) (a)	455,000	447,038

		583,438

Multiline Retail—1.0%
Dollar General Corp.
11.875%, 07/15/17 (c)	4,393,000	4,876,230
QVC, Inc.
7.125%, 04/15/17 (144A)	645,000	677,250
7.500%, 10/01/19 (144A)	910,000	973,700
7.375%, 10/15/20 (144A)	760,000	813,200

		7,340,380

Oil, Gas & Consumable Fuels—9.6%
Alpha Natural Resources, Inc.
6.000%, 06/01/19 (a)	645,000	606,300
6.250%, 06/01/21	4,590,000	4,303,125
Arch Coal, Inc.
7.250%, 10/01/20	1,030,000	993,950
7.250%, 06/15/21 (144A) (a)	3,115,000	3,037,125
Carrizo Oil & Gas, Inc.
8.625%, 10/15/18 (a)	260,000	256,100

Security Description	Par Amount	Value

Oil, Gas & Consumable Fuels—(Continued)
Chesapeake Energy Corp.
9.500%, 02/15/15	$1,090,000	$1,234,425
6.625%, 08/15/20	473,000	489,555
6.875%, 11/15/20 (a)	400,000	420,000
6.125%, 02/15/21 (a)	1,060,000	1,073,250
Chesapeake Midstream Partners L.P./CHKM Finance Corp.
5.875%, 04/15/21 (144A)	799,000	771,035
Coffeyville Resources LLC/Coffeyville Finance, Inc.
9.000%, 04/01/15 (144A)	1,093,000	1,153,115
Concho Resources, Inc. 7.000%, 01/15/21 (a)	900,000	900,000
6.500%, 01/15/22	570,000	564,300
CONSOL Energy, Inc. 8.250%, 04/01/20	3,745,000	3,960,337
Continental Resources, Inc. 7.125%, 04/01/21	675,000	689,344
Copano Energy LLC/Copano Energy Finance Corp.
7.125%, 04/01/21	700,000	696,500
Crosstex Energy L.P./Crosstex Energy Finance Corp.
8.875%, 02/15/18 (a)	495,000	509,850
Denbury Resources, Inc. 8.250%, 02/15/20 (a)	1,151,000	1,214,305
El Paso Corp. 6.500%, 09/15/20	1,065,000	1,142,636
6.700%, 02/15/27	62,930	60,749
Energy XXI Gulf Coast, Inc. 9.250%, 12/15/17	520,000	509,600
7.750%, 06/15/19 (a)	2,450,000	2,229,500
Forest Oil Corp. 8.500%, 02/15/14 (a)	370,000	393,125
Hilcorp Energy I L.P./Hilcorp Finance Co. 7.750%, 11/01/15 (144A)	1,135,000	1,149,187
8.000%, 02/15/20 (144A)	565,000	577,713
7.625%, 04/15/21 (144A)	3,570,000	3,605,700
James River Escrow, Inc. 7.875%, 04/01/19 (144A)	1,800,000	1,521,000
Linn Energy LLC/Linn Energy Finance Corp. 6.500%, 05/15/19 (144A)	455,000	411,775
8.625%, 04/15/20	2,420,000	2,504,700
7.750%, 02/01/21	870,000	874,350
MarkWest Energy Partners L.P./MarkWest Energy Finance Corp.
6.750%, 11/01/20	300,000	306,000
Newfield Exploration Co. 5.750%, 01/30/22 (a)	1,320,000	1,308,450
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC
8.875%, 03/15/18	3,590,000	3,572,050
Oasis Petroleum, Inc. 7.250%, 02/01/19 (144A)	1,020,000	1,002,150
Penn Virginia Corp. 7.250%, 04/15/19 (a)	190,000	176,700
Petrohawk Energy Corp. 10.500%, 08/01/14	1,750,000	1,973,125
7.875%, 06/01/15 (a)	2,000,000	2,147,500
6.250%, 06/01/19	2,445,000	2,787,300
Pioneer Natural Resources Co. 6.650%, 03/15/17	375,000	403,309
6.875%, 05/01/18	970,000	1,046,038
7.500%, 01/15/20	560,000	631,382
7.200%, 01/15/28	245,000	263,261

MIST-59

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount	Value

Oil, Gas & Consumable Fuels—(Continued)
Plains Exploration & Production Co. 7.750%, 06/15/15	$870,000	$900,450
10.000%, 03/01/16	460,000	501,400
7.000%, 03/15/17	1,360,000	1,366,800
7.625%, 04/01/20	205,000	211,663
6.625%, 05/01/21 (a)	1,065,000	1,050,356
Range Resources Corp. 8.000%, 05/15/19	1,560,000	1,716,000
6.750%, 08/01/20	665,000	711,550
5.750%, 06/01/21	3,095,000	3,226,537
SandRidge Energy, Inc. 7.500%, 03/15/21 (144A)	2,910,000	2,691,750
SM Energy Co. 6.625%, 02/15/19 (144A)	725,000	725,000
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.
6.875%, 02/01/21 (144A)	605,000	583,825
Whiting Petroleum Corp. 6.500%, 10/01/18	395,000	398,456

		67,553,703

Paper & Forest Products—1.4%
Boise Paper Holdings LLC/Boise Co.-Issuer Co. 8.000%, 04/01/20 (a)	430,000	438,063
Boise Paper Holdings LLC/Boise Finance Co. 9.000%, 11/01/17	600,000	630,000
Clearwater Paper Corp. 10.625%, 06/15/16	390,000	429,488
7.125%, 11/01/18	1,025,000	1,022,437
Georgia-Pacific LLC 8.250%, 05/01/16 (144A)	1,885,000	2,084,339
NewPage Corp. 11.375%, 12/31/14 (a) (d)	4,671,000	3,491,572
Verso Paper Holdings LLC 11.500%, 07/01/14	1,497,000	1,564,365
4.004%, 08/01/14 (e)	90,000	68,400

		9,728,664

Pharmaceuticals—0.7%
Axcan Intermediate Holdings, Inc. 12.750%, 03/01/16	1,520,000	1,542,800
Endo Pharmaceuticals Holdings, Inc. 7.000%, 07/15/19 (144A) (a)	510,000	514,462
Valeant Pharmaceuticals International, Inc. 6.500%, 07/15/16 (144A) (a)	3,130,000	2,926,550

		4,983,812

Professional Services—0.3%
FTI Consulting, Inc. 6.750%, 10/01/20	2,450,000	2,376,500

Real Estate Management & Development—0.8%
Ashton Woods USA LLC/Ashton Woods Finance Co.
0.000%, 06/30/15 (144A) (g)	119,600	84,318
Realogy Corp. 11.500%, 04/15/17 (a)	5,040,000	3,376,800
12.000%, 04/15/17	350,000	239,750
7.875%, 02/15/19 (144A) (a)	2,165,000	1,634,575

		5,335,443

Security Description	Par Amount	Value

Road & Rail—0.4%
Florida East Coast Railway Corp. 8.125%, 02/01/17	$1,010,000	$984,750
Hertz Corp. (The) 6.750%, 04/15/19	245,000	223,563
7.375%, 01/15/21 (a)	1,635,000	1,502,156

		2,710,469

Semiconductors & Semiconductor Equipment—0.2%
Spansion, Inc. 7.875%, 11/15/17 (144A)	1,330,000	1,349,950

Specialty Retail—0.6%
Asbury Automotive Group, Inc. 7.625%, 03/15/17	880,000	844,800
8.375%, 11/15/20	1,005,000	974,850
Sonic Automotive, Inc. 9.000%, 03/15/18 (a)	740,000	745,550
Toys “R” Us - Delaware, Inc. 7.375%, 09/01/16 (144A)	750,000	725,625
United Auto Group, Inc. 7.750%, 12/15/16	1,035,000	1,029,825

		4,320,650

Textiles, Apparel & Luxury Goods—0.3%
PVH Corp. 7.375%, 05/15/20 (a)	635,000	665,162
7.750%, 11/15/23	1,510,000	1,598,382

		2,263,544

Trading Companies & Distributors—0.6%
Interline Brands, Inc. 7.000%, 11/15/18	840,000	825,300
RSC Equipment Rental, Inc./RSC Holdings III LLC
10.000%, 07/15/17 (144A)	1,795,000	1,893,725
8.250%, 02/01/21 (a)	1,795,000	1,561,650

		4,280,675

Wireless Telecommunication Services—1.6%
Cricket Communications, Inc. 10.000%, 07/15/15 (a)	1,245,000	1,241,887
7.750%, 05/15/16	2,310,000	2,330,212
Crown Castle International Corp. 7.125%, 11/01/19	580,000	600,300
FiberTower Corp. 9.000%, 01/01/16	354,972	218,308
9.000%, 01/01/16 (144A)	88,093	53,737
iPCS, Inc. 2.379%, 05/01/13 (a) (e)	2,571,000	2,352,465
MetroPCS Wireless, Inc. 7.875%, 09/01/18 (a)	1,080,000	1,053,000
6.625%, 11/15/20 (a)	2,660,000	2,347,450
SBA Telecommunications, Inc. 8.000%, 08/15/16	900,000	947,250

		11,144,609

Total Domestic Bonds & Debt Securities (Cost $486,451,231)		460,022,727

MIST-60

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Foreign Bonds & Debt Securities—15.8%

Security Description	Par Amount	Value

Aerospace & Defense—0.2%
Aguila 3 S.A. 7.875%, 01/31/18 (144A)	$1,456,000	$1,332,240

Airlines—0.3%
Air Canada 9.250%, 08/01/15 (144A)	1,930,000	1,804,550

Auto Components—0.1%
International Automotive Components Group SL 9.125%, 06/01/18 (144A)	650,000	645,938

Chemicals—0.7%
Ineos Finance plc 9.000%, 05/15/15 (144A)	865,000	856,350
Kinove German Bondco GmbH 10.000%, 06/15/18 (144A) (EUR)	1,590,000	1,853,011
Nova Chemicals Corp. 8.625%, 11/01/19 (a)	1,270,000	1,381,125
OXEA Finance/Cy SCA 9.500%, 07/15/17 (144A)	576,000	560,160

		4,650,646

Commercial Banks—0.0%
ATF Capital B.V. 9.250%, 02/21/14 (144A)	100,000	99,000
Glitnir Banki HF 6.375%, 09/25/12 (144A) (EUR) (b) (d)	1,835,000	0

		99,000

Construction & Engineering—0.4%
Abengoa S.A. 8.500%, 03/31/16 (EUR)	300,000	369,175
Boart Longyear Management Pty, Ltd. 7.000%, 04/01/21 (144A)	700,000	696,500
Calcipar S.A. 6.875%, 05/01/18 (144A)	1,150,000	1,000,500
Xefin Lux SCA 8.000%, 06/01/18 (144A) (EUR)	700,000	839,049

		2,905,224

Construction Materials—0.0%
HeidelbergCement Finance B.V. 9.500%, 12/15/18 (EUR)	250,000	343,790

Consumer Finance - 0.6%
FCE Bank plc 9.375%, 01/17/14 (EUR)	350,000	498,370
4.750%, 01/19/15 (EUR)	2,827,000	3,602,424

		4,100,794

Containers & Packaging—0.8%
Ardagh Packaging Finance plc 7.375%, 10/15/17 (EUR)	1,025,000	1,290,641
9.250%, 10/15/20 (144A) (EUR)	483,000	509,113
Cascades, Inc. 7.750%, 12/15/17	700,000	668,500

Security Description	Par Amount	Value

Containers & Packaging—(Continued)
Crown European Holdings S.A. 7.125%, 08/15/18 (144A) (EUR)	$1,241,000	$1,624,806
GCL Holdings SCA 9.375%, 04/15/18 (144A) (EUR)	943,000	983,051
Greif Luxembourg Finance SCA 7.375%, 07/15/21 (144A)	330,000	419,407
OI European Group B.V. 6.875%, 03/31/17 (EUR)	395,000	504,674

		6,000,192

Diversified Financial Services—0.6%
Beverage Packing Holdings Luxembourg II S.A. 8.000%, 12/15/16 (EUR)	1,750,000	1,824,020
UPCB Finance II, Ltd. 6.375%, 07/01/20 (144A) (EUR)	2,103,000	2,432,631

		4,256,651

Diversified Telecommunication Services—2.8%
Digicel Group, Ltd. 8.875%, 01/15/15 (144A)	2,205,000	2,105,775
9.125%, 01/15/15 (144A) (a)	1,637,665	1,555,782
8.250%, 09/01/17 (144A) (a)	1,950,000	1,852,500
10.500%, 04/15/18 (144A)	1,050,000	1,034,250
Intelsat Jackson Holdings S.A. 11.250%, 06/15/16 (a)	1,660,000	1,697,350
Intelsat Luxembourg S.A. 11.500%, 02/04/17 (144A) (c)	3,340,000	2,880,750
11.500%, 02/04/17 (a) (c)	2,855,000	2,462,437
Sunrise Communications Holdings S.A. 8.500%, 12/31/18 (144A) (EUR)	420,000	514,020
Sunrise Communications International S.A. 7.000%, 12/31/17 (144A) (EUR)	490,000	629,346
Virgin Media Secured Finance plc 7.000%, 01/15/18 (GBP)	1,473,000	2,355,923
Ziggo Finance B.V. 6.125%, 11/15/17 (144A) (EUR)	1,975,000	2,583,132

		19,671,265

Electric Utilities—0.7%
Infinis plc 9.125%, 12/15/14 (144A)	740,000	1,150,321
Tokyo Electric Power Co., Inc. (The) 4.500%, 03/24/14 (EUR)	3,200,000	3,442,943

		4,593,264

Electronic Equipment, Instruments & Components—0.1%
Elster Finance BV 6.250%, 04/15/18 (144A) (EUR)	386,000	474,969

Energy Equipment & Services—0.5%
Compagnie Generale de Geophysique-Veritas 7.750%, 05/15/17	2,035,000	2,014,650
6.500%, 06/01/21 (144A) (a)	380,000	343,900
Precision Drilling Corp. 6.500%, 12/15/21 (144A) (a)	1,075,000	1,064,250

		3,422,800

MIST-61

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Foreign Bonds & Debt Securities—(Continued)

Security Description	Par Amount	Value

Food Products—0.1%
Boparan Holdings, Ltd. 9.750%, 04/30/18 (144A) (EUR)	$399,000	$426,576
9.875%, 04/30/18 (144A) (GBP)	505,000	615,418

		1,041,994

Health Care Equipment & Supplies—0.1%
ConvaTec Healthcare E S.A. 7.375%, 12/15/17 (144A) (EUR)	800,000	973,707

Health Care Providers & Services—0.4%
Capsugel FinanceCo SCA 9.875%, 08/01/19 (144A) (EUR)	500,000	641,349
Crown Newco 3 plc 7.000%, 02/15/18 (144A) (GBP)	1,010,000	1,427,928
Ontex IV S.A. 7.500%, 04/15/18 (144A) (EUR)	530,000	618,351

		2,687,628

Hotels, Restaurants & Leisure—0.0%
Cirsa Funding Luxembourg S.A. 8.750%, 05/15/18 (144A) (EUR)	180,000	184,890

Machinery—0.1%
KION Finance S.A. 7.875%, 04/15/18 (144A) (EUR)	575,000	549,055

Media—2.2%
Kabel BW Erste Beteiligungs GmbH/ Kabel Baden-Wurttemberg GmbH & Co. KG
7.500%, 03/15/19 (144A) (EUR)	1,740,000	2,258,221
Kabel Deutschland Vertrieb und Service GmbH & Co. KG
6.500%, 06/29/18 (144A) (EUR)	955,000	1,263,631
MPL 2 Acquisition Canco, Inc. 9.875%, 08/15/18 (144A)	715,000	668,525
Musketeer GmbH 9.500%, 03/15/21 (144A) (EUR)	1,170,000	1,420,113
Odeon & UCI Finco plc 9.000%, 08/01/18 (144A) (GBP)	573,000	783,077
Unitymedia GmbH 9.625%, 12/01/19 (EUR)	456,000	594,876
Unitymedia Hessen GmbH & Co. KG/ Unitymedia NRW GmbH
8.125%, 12/01/17 (144A) (EUR)	452,000	608,113
UPC Germany GmbH 8.125%, 12/01/17 (144A) (EUR)	2,916,000	3,339,713
9.625%, 12/01/19 (144A) (EUR)	1,505,000	1,963,351
UPC Holding B.V. 9.875%, 04/15/18 (144A)	1,420,000	1,437,750
Ziggo Bond Co. B.V. 8.000%, 05/15/18 (144A) (EUR)	886,000	1,151,436

		15,488,806

Metals & Mining—2.0%
FMG Resources (August 2006) Pty, Ltd. 7.000%, 11/01/15 (144A)	3,415,000	3,244,250
6.875%, 02/01/18 (144A) (a)	1,320,000	1,168,200

Security Description	Par Amount	Value

Metals & Mining—(Continued)
New World Resources NV 7.875%, 05/01/18 (144A) (EUR)	$1,345,000	$1,573,734
Novelis, Inc. 8.750%, 12/15/20 (a)	6,795,000	6,693,075
Taseko Mines, Ltd. 7.750%, 04/15/19	1,530,000	1,460,625

		14,139,884

Multiline Retail—0.1%
House of Fraser, Ltd. 8.875%, 08/15/18 (144A) (GBP)	780,000	1,041,925

Oil, Gas & Consumable Fuels—1.9%
MEG Energy Corp. 6.500%, 03/15/21 (144A)	2,935,000	2,824,937
OGX Petroleo e Gas Participacoes S.A. 8.500%, 06/01/18 (144A)	11,065,000	10,013,825
Trafigura Beheer B.V. 6.375%, 04/08/15 (EUR)	490,000	599,691

		13,438,453

Paper & Forest Products—0.1%
Ainsworth Lumber Co., Ltd. 11.000%, 07/29/15 (144A) (c)	90,302	59,148
Sappi Papier Holding GmbH 6.625%, 04/15/21 (144A) (a)	485,000	414,675

		473,823

Professional Services—0.0%
ALBA Group plc & Co. KG 8.000%, 05/15/18 (144A) (EUR)	218,000	265,405

Road & Rail—0.8%
Hertz Holdings Netherlands B.V. 8.500%, 07/31/15 (144A) (EUR)	3,785,000	4,963,373
8.500%, 07/31/15 (EUR)	380,000	495,730

		5,459,103

Specialty Retail—0.0%
Ideal Standard International Sprl 11.750%, 05/01/18 (144A) (EUR)	153,000	149,183

Wireless Telecommunication Services—0.2%
Phones4u Finance plc 9.500%, 04/01/18 (144A) (GBP)	965,000	1,089,843

Total Foreign Bonds & Debt Securities (Cost $124,481,633)		111,285,022

Loan Participation—6.6%

Auto Components—0.1%
Delphi Holdings LLP 0.000%, 01/28/15 (h)	736,865	616,926

MIST-62

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Loan Participation—(Continued)

Security Description	Par Amount	Value

Capital Markets—0.2%
Education Media, Inc. 0.000%, 11/14/14 (h)	$1,191,617	$877,328
Marsico Parent Co. 5.250%, 12/14/14 (e)	366,503	182,945

		1,060,273

Commercial Services & Supplies—0.1%
ServiceMaster Co. 2.740%, 07/24/14 (e)	494,323	463,274

Communications Equipment—0.0%
Avaya, Inc. 3.064%, 10/24/14 (e)	279,268	252,737

Diversified Telecommunication Services—1.5%
Hawaiian Telecom Communications, Inc. 9.000%, 11/01/15 (e)	797,556	798,804
Intelsat Jackson Holdings S.A. 5.250%, 04/02/18 (144A) (e)	6,708,188	6,423,090
Vodafone Americas Finance 2 0.000%, 08/11/15 (h)	3,000,000	3,030,000

		10,251,894

Electric Utilities—0.1%
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc. 4.750%, 10/10/17 (e)	1,350,976	906,633

Health Care Providers & Services—0.4%
Community Health Systems, Inc. 2.569%, 07/25/14 (e)	269,475	252,600
Emergency Medical Services Corp. 5.250%, 05/25/18 (e)	380,000	362,793
Harden Healthcare LLC 0.000%, 03/02/15 (b) (h)	2,594,351	2,542,464

		3,157,857

Hotels, Restaurants & Leisure—0.6%
Enterprise Inns 0.000%, 12/06/18 (GBP) (h)	965,000	1,096,926
Volume Services America, Inc. 0.000%, 09/16/16 (h)	2,970,000	2,952,670

		4,049,596

Independent Power Producers & Energy Traders—1.7%
Dynegy Holdings, Inc. 9.250%, 08/04/16 (e)	12,200,000	12,039,021

Internet Software & Services—0.0%
Travelport LLC 0.000%, 03/27/12 (h)	468,163	265,182

Media—0.7%
Hema Holding B.V. 0.000%, 07/05/17 (EUR) (h)	1,652,819	1,922,787
Newsday LLC 10.500%, 08/01/13 (e)	3,140,000	3,238,125

		5,160,912

Security Description	Shares/Par Amount	Value

Paper & Forest Products—0.5%
Ainsworth Lumber Co., Ltd. 5.250%, 06/26/14 (e)	$1,000,000	$890,835
NewPage Corp. 0.000%, 03/07/13 (h)	1,350,000	1,347,469
Verso Paper Holdings LLC 6.645%, 02/01/13 (e)	2,836,255	1,489,034

		3,727,338

Real Estate Management & Development—0.1%
Realogy Corp. 4.436%, 10/10/16 (144A) (e)	170,488	154,314
4.522%, 10/10/16 (144A) (e)	765,342	624,572

		778,886

Wireless Telecommunication Services—0.6%
Vodafone Intermediate Holding Co. 0.000%, 08/11/15 (h)	4,013,723	4,033,792

Total Loan Participation (Cost $47,039,994)		46,764,321

Preferred Stocks—4.0%

Auto Components—2.4%
Dana Holding Corp. Series B (144A)	44,700	4,324,725
Delphi - Class B (144A)	727	12,637,168

		16,961,893

Consumer Finance—0.9%
Ally Financial, Inc. Series G (144A)	9,145	6,124,579

Diversified Financial Services—0.6%
GMAC Capital Trust I Series 2	258,820	4,674,936

Road & Rail—0.0%
Marsico Parent Superholdco LLC (144A) (b)	25	0

Thrifts & Mortgage Finance—0.1%
Fannie Mae Series 0*	70,000	208,600
Federal Home Loan Mortgage Corp. Series Z*	201,964	403,928

		612,528

Total Preferred Stocks (Cost $29,909,491)		28,373,936

Common Stocks—1.9%

Capital Markets—0.1%
E*Trade Financial Corp.* (a)	76,199	694,173

Communications Equipment—0.1%
Loral Space & Communications, Inc.* (a)	10,336	517,834

MIST-63

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/Par Amount	Value

Diversified Telecommunication Services—0.0%
Viatel Holding Bermuda, Ltd.*	4	$1

Hotels, Restaurants & Leisure—0.0%
Buffets Restaurants Holdings, Inc.* (b)	114	1

Machinery—0.0%
Stanley-Martin Communities LLC (144A) (b)	450	256,005

Media—1.3%
Belo Corp. - Class A (a)	128,290	627,338
Cebridge Connections Holdings* (b)	7,460	37,599
Charter Communications, Inc., Class A* (a)	162,524	7,612,624
Clear Channel Outdoor Holdings, Inc.- Class A* (a)	31,744	297,124
Cumulus Media, Inc.* (b)	71,859	193,875
Education Media & Publishing Group, Ltd. (144A)	123,307	369,921

		9,138,481

Metals & Mining—0.1%
African Minerals, Ltd.*	159,753	955,374

Paper & Forest Products—0.0%
Ainsworth Lumber Co., Ltd.* (a)	9,394	15,822
Ainsworth Lumber Co., Ltd. (144A)	10,657	0

		15,822

Professional Services—0.0%
Pendrell Corp.*	9,800	22,050

Semiconductors & Semiconductor Equipment—0.3%
Spansion, Inc. - Class A* (a)	146,805	1,793,957

Software—0.0%
Bankruptcy Management Solution, Inc.	796	223

Total Common Stocks (Cost $18,164,397)		13,393,921

Convertible Bonds—1.2%

Capital Markets—0.0%
E*Trade Financial Corp., Series A 0.000%, 08/31/19 (144A) (f)	87,000	77,221

Machinery—0.5%
Navistar International Corp. 3.000%, 10/15/14	3,120,000	3,116,047

Metals & Mining—0.6%
Goldcorp, Inc. 2.000%, 08/01/14	1,865,000	2,328,919
Newmont Mining Corp. Series A 1.250%, 07/15/14	1,400,000	2,045,750

		4,374,669

Security Description	Shares/Par Amount	Value

Oil, Gas & Consumable Fuels—0.1%
Chesapeake Energy Corp. 2.250%, 12/15/38	$890,000	$759,837

Semiconductors & Semiconductor Equipment—0.0%
Micron Technology, Inc. Series B 1.875%, 08/01/31 (144A)	267,000	205,590

Total Convertible Bonds (Cost $9,348,856)		8,533,364

Warrants—0.0%

Chemicals—0.0%
Zemex Minerals Group, Inc.	87	0

Containers & Packing—0.0%
Smurfit Kappa Group plc, expires 10/01/13* (144A) (b)	100	3,142

Hotels, Restaurants & Leisure—0.0%
Buffets Restaurant Holdings, Inc., expires 04/28/14*	50	0
HMH Holdings, expires 03/09/17 (144A)*	26,513	0

		0

Media—0.0%
Advanstar Holdings Corp., expires 10/15/11*	75	10
Charter Communications, Inc., expires 11/30/14*	281	3,232

		3,242

Software—0.0%
Bankruptcy Management Solution, Inc., expires 12/30/11*	531	0

Total Warrants (Cost $993)		6,384

Short-Term Investments—17.9%

Mutual Funds—15.4%
State Street Navigator Securities Lending Prime Portfolio (i)	108,890,635	108,890,635

MIST-64

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Par Amount	Value

Repurchase Agreement—2.5%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/11 at 0.010% to be repurchased at $17,347,014 on 10/03/11, collateralized by $15,455,000, Federal Home Loan Bank at 5.250% due 06/18/14 with a value of $17,695,975.	$17,347,000	$17,347,000

Total Short-Term Investments (Cost $126,237,635)		126,237,635

Total Investments—112.5% (Cost $841,634,230#)		794,617,310
Other assets and liabilities (net)—(12.5)%		(88,275,513)

Net Assets—100.0%		$706,341,797

*	Non-income producing security.
#	As of September 30, 2011, the aggregate cost of investments for federal income tax purposes was $841,634,230. The aggregate unrealized appreciation and depreciation of investments were $13,948,906 and $(60,965,826), respectively, resulting in net unrealized depreciation of $(47,016,920) for federal income tax purposes.
(a)	All or a portion of the security was on loan. As of September 30, 2011, the market value of securities loaned was $105,065,485 and the collateral received consisted of cash in the amount of $108,890,635. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Security was valued in good faith under procedures approved by the Board of Trustees.
(c)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(d)	Security is in default and/or issuer is in bankruptcy.
(e)	Variable or floating rate security. The stated rate represents the rate at September 30, 2011. Maturity date shown for callable securities reflects the earliest possible call date.
(f)	Zero coupon bond - Interest rate represents current yield to maturity.
(g)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rates shown are current coupon and next coupon rate when security steps up.
(h)	This Senior Loan will settle after September 30, 2011, at which time the interest rate will be determined.
(i)	Represents investment of cash collateral received from securities lending transactions.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2011, the market value of 144A securities was $254,008,531, which is 36.0% of net assets.
(EUR)—	Euro
(GBP)—	British Pound

Futures Contracts

The futures contracts outstanding as of September 30, 2011 and the description and unrealized appreciation were as follows:

Futures Contracts-Short	Exchange	Expiration Date	Number of Contracts	Contract Amount	Valuation as of September 30, 2011	Unrealized Appreciation
S&P 500 E Mini Index Futures	Index and Options Market	12/16/2011	(697)	$(40,404,909)	$(39,241,100)	$1,163,809

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts to buy:

Settlement Date	Counterparty	Contracts to Buy		Value at September 30, 2011	In Exchange for U.S.$	Unrealized Appreciation/ (Depreciation)
10/26/2011	Citibank N.A.	395,000	EUR	$531,146	$572,206	$(41,060)
10/26/2011	Citibank N.A.	480,000	EUR	645,442	666,221	(20,779)
10/26/2011	Citibank N.A.	144,000	EUR	193,633	199,861	(6,228)
10/26/2011	UBS AG	1,400,000	EUR	1,882,541	1,983,369	(100,828)
10/07/2011	Citibank N.A.	230,000	GBP	359,318	356,857	2,461
10/07/2011	Citibank N.A.	6,821,500	GBP	10,656,911	10,641,533	15,378
10/07/2011	Deutsche Bank AG	460,000	GBP	718,636	747,613	(28,977)

Net Unrealized Depreciation						$(180,033)

MIST-65

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Forward foreign currency exchange contracts to sell:

Settlement Date	Counterparty	Contracts to Deliver		Value at September 30, 2011	In Exchange for U.S.$	Unrealized Appreciation/ (Depreciation)
10/26/2011	Citibank N.A.	39,185,500	EUR	$52,691,659	$56,175,157	$3,483,498
10/26/2011	Citibank N.A.	89,000	EUR	119,676	126,060	6,384
10/26/2011	Citibank N.A.	177,000	EUR	238,007	254,527	16,520
10/26/2011	Citibank N.A.	99,000	EUR	133,123	142,499	9,376
10/26/2011	Citibank N.A.	111,000	EUR	149,259	159,526	10,267
10/26/2011	Citibank N.A.	625,000	EUR	840,420	891,675	51,255
10/26/2011	Citibank N.A.	143,000	EUR	192,288	194,263	1,975
10/26/2011	Citibank N.A.	243,000	EUR	326,755	325,508	(1,247)
10/26/2011	Deutsche Bank AG	928,000	EUR	1,247,856	1,330,801	82,945
10/26/2011	Deutsche Bank AG	80,000	EUR	107,574	115,459	7,885
10/26/2011	Deutsche Bank AG	820,000	EUR	1,102,631	1,119,545	16,914
10/26/2011	Deutsche Bank AG	236,000	EUR	317,342	318,131	789
10/26/2011	Royal Bank of Scotland plc	806,000	EUR	1,083,806	1,158,059	74,253
10/26/2011	Royal Bank of Scotland plc	227,000	EUR	305,241	317,525	12,284
10/26/2011	Royal Bank of Scotland plc	640,000	EUR	860,590	901,286	40,696
10/26/2011	Royal Bank of Scotland plc	370,000	EUR	497,529	506,727	9,198
10/26/2011	UBS AG	280,000	EUR	376,508	399,658	23,150
10/07/2011	Royal Bank of Scotland plc	7,549,500	GBP	11,794,232	12,063,097	268,865
01/18/2012	Citibank N.A.	6,821,500	GBP	10,646,423	10,631,308	(15,115)

Net Unrealized Appreciation						$4,099,892

EUR—	Euro
GBP—	British Pound

Swap Agreements

Credit default swaps on corporate and sovereign issuers—buy protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2011 (b)	Notional Amount (c)	Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CIT Group, Inc. 6.625%, due 04/01/2018	5.00%	09/20/2015	Deutsche Bank AG	7.49%	3,600,000	$(283,500)	$(283,500)	$—

(a)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of a country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.

MIST-66

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the period ended September 30, 2011, there are no transfers between level 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2011:

Description	Level 1	Level 2	Level 3	Total
Domestic Bonds & Debt Securities
Aerospace & Defense	$—	$12,696,310	$4,445,053	$17,141,363
Airlines	—	8,708,845	—	8,708,845
Auto Components	—	1,202,237	—	1,202,237
Automobiles	—	2,970,766	—	2,970,766
Beverages	—	594,500	—	594,500
Biotechnology	—	746,923	—	746,923
Building Products	—	4,815,325	—	4,815,325
Capital Markets	—	7,384,153	—	7,384,153
Chemicals	—	20,385,062	—	20,385,062
Commercial Banks	—	13,500,005	—	13,500,005
Commercial Services & Supplies	—	16,097,078	7	16,097,085
Communications Equipment	—	2,225,325	—	2,225,325
Consumer Finance	—	17,105,687	—	17,105,687
Containers & Packaging	—	16,319,045	—	16,319,045
Diversified Consumer Services	—	1,782,900	—	1,782,900
Diversified Financial Services	—	14,645,340	—	14,645,340
Diversified Telecommunication Services	—	21,922,019	—	21,922,019
Electric Utilities	—	8,715,937	—	8,715,937
Electronic Equipment, Instruments & Components	—	1,351,450	—	1,351,450
Energy Equipment & Services	—	11,051,075	—	11,051,075
Food Products	—	1,666,613	—	1,666,613
Gas Utilities	—	5,986,500	—	5,986,500
Health Care Equipment & Supplies	—	3,494,575	—	3,494,575
Health Care Providers & Services	—	34,331,258	—	34,331,258
Health Care Technology	—	1,383,587	—	1,383,587
Hotels, Restaurants & Leisure	—	10,015,132	—	10,015,132
Household Durables	—	12,036,481	—	12,036,481
Independent Power Producers & Energy Traders	—	13,025,044	—	13,025,044
Insurance	—	2,223,119	—	2,223,119
Internet Software & Services	—	1,943,950	—	1,943,950
IT Services	—	11,046,865	—	11,046,865
Machinery	—	6,648,000	—	6,648,000
Media	—	43,584,724	—	43,584,724
Metals & Mining	—	583,438	—	583,438
Multiline Retail	—	7,340,380	—	7,340,380
Oil, Gas & Consumable Fuels	—	67,553,703	—	67,553,703
Paper & Forest Products	—	9,728,664	—	9,728,664
Pharmaceuticals	—	4,983,812	—	4,983,812
Professional Services	—	2,376,500	—	2,376,500
Real Estate Management & Development	—	5,335,443	—	5,335,443

MIST-67

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

FAIR VALUE HIERARCHY—(Continued)

Description	Level 1	Level 2	Level 3	Total
Road & Rail	$—	$2,710,469	$—	$2,710,469
Semiconductors & Semiconductor Equipment	—	1,349,950	—	1,349,950
Specialty Retail	—	4,320,650	—	4,320,650
Textiles, Apparel & Luxury Goods	—	2,263,544	—	2,263,544
Trading Companies & Distributors	—	4,280,675	—	4,280,675
Wireless Telecommunication Services	—	11,144,609	—	11,144,609
Total Domestic Bonds & Debt Securities	—	455,577,667	4,445,060	460,022,727
Total Foreign Bonds & Debt Securities*	—	111,285,022	—	111,285,022
Loan Participation
Auto Components	—	616,926	—	616,926
Capital Markets	—	1,060,273	—	1,060,273
Commercial Services & Supplies	—	463,274	—	463,274
Communications Equipment	—	252,737	—	252,737
Diversified Telecommunication Services	—	10,251,894	—	10,251,894
Electric Utilities	—	906,633	—	906,633
Health Care Providers & Services	—	615,393	2,542,464	3,157,857
Hotels, Restaurants & Leisure	—	4,049,596	—	4,049,596
Independent Power Producers & Energy Traders	—	12,039,021	—	12,039,021
Internet Software & Services	—	265,182	—	265,182
Media	—	5,160,912	—	5,160,912
Paper & Forest Products	—	3,727,338	—	3,727,338
Real Estate Management & Development	—	778,886	—	778,886
Wireless Telecommunication Services	—	4,033,792	—	4,033,792
Total Loan Participation	—	44,221,857	2,542,464	46,764,321
Preferred Stocks
Auto Components	4,324,725	12,637,168	—	16,961,893
Consumer Finance	6,124,579	—	—	6,124,579
Diversified Financial Services	—	4,674,936	—	4,674,936
Road & Rail	—	—	—	—
Thrifts & Mortgage Finance	612,528	—	—	612,528
Total Preferred Stocks	11,061,832	17,312,104	—	28,373,936
Common Stocks
Capital Markets	694,173	—	—	694,173
Communications Equipment	517,834	—	—	517,834
Diversified Telecommunication Services	1	—	—	1
Hotels, Restaurants & Leisure	—	—	1	1
Machinery	—	—	256,005	256,005
Media	8,537,086	369,921	231,474	9,138,481
Metals & Mining	955,374	—	—	955,374
Paper & Forest Products	15,822	—	—	15,822
Professional Services	22,050	—	—	22,050
Semiconductors & Semiconductor Equipment	1,793,957	—	—	1,793,957
Software	—	223	—	223
Total Common Stocks	12,536,297	370,144	487,480	13,393,921
Total Convertible Bonds*	—	8,533,364	—	8,533,364
Warrants
Chemicals	—	—	—	—
Containers & Packaging	—	—	3,142	3,142
Hotels, Restaurants & Leisure	—	—	—	—
Media	3,232	10	—	3,242
Software	—	—	—	—
Total Warrants	3,232	10	3,142	6,384
Short-Term Investments
Mutual Funds	108,890,635	—	—	108,890,635
Repurchase Agreement	—	17,347,000	—	17,347,000
Total Short-Term Investments	108,890,635	17,347,000	—	126,237,635
Total Investments	$132,491,996	$654,647,168	$7,478,146	$794,617,310

MIST-68

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

FAIR VALUE HIERARCHY—(Continued)

Description	Level 1	Level 2	Level 3	Total
Forward Contracts**
Forward Foreign Currency Exchange Contracts to Buy Appreciation	$—	$17,839	$—	$17,839
Forward Foreign Currency Exchange Contracts to Buy (Depreciation)	—	(197,872)	—	(197,872)
Forward Foreign Currency Exchange Contracts to Sell Appreciation	—	4,116,254	—	4,116,254
Forward Foreign Currency Exchange Contracts to Sell (Depreciation)	—	(16,362)	—	(16,362)
Total Forward Contracts	$—	$3,919,859	$—	$3,919,859

Futures Contracts**
Futures Contracts Short Appreciation	$1,163,809	$—	$—	$1,163,809
Total Futures Contracts	$1,163,809	$—	$—	$1,163,809

Swap Contracts**
Credit Default Swap Buy Protection Appreciation	$—	$—	$—	$—
Total Swap Contracts	$—	$—	$—	$—

*	See Schedule of Investments for additional detailed categorizations.
**	Derivative instruments such as forwards, futures contracts and swap contracts are valued on the unrealized appreciation/depreciation on the instrument. Written options are presented at value.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2010	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Net Transfers in to Level 3	Net Transfers out of Level 3	Balance as of September 30, 2011	Change in Unrealized Appreciation (Depreciation) from Investments Held at September 30, 2011
Domestic Bonds & Debt Securities
Aerospace & Defense	$4,680,229	$—	$—	$159,998	$—	$(395,174)	$—	$—	$4,445,053	$159,998
Commercial Services & Supplies	—	—	—	(72)	—	—	79	—	7	(72)
Media	2,440	7,569	36,549	75,442	—	(122,000)	—	—	—	—
Foreign Bonds & Debt Securities
Commercial Banks	—	335,035	—	(890,122)	—	—	555,087	—	—	—
Loan Participation
Finance	1,635,701	—	(2,959,466)	1,573,489	42,028	(291,752)	—	—	—	—
Health Care-Providers & Services	2,753,978	—	4,273	44	—	(215,831)	—	—	2,542,464	44
Common Stocks
Building Products	577,558	—	(246,724)	343,918	—	(674,752)	—	—	—	—
Hotels, Restaurants & Leisure	1	—	—	—	—	—	—	—	1	—
Machinery	243,900	—	—	12,105	—	—	—	—	256,005	12,105
Media	683,675	—	—	164,334	—	—	—	(616,535)	231,474	164,334
Software	—	—	—	(573)	796	—	—	(223)	—	—
Preferred Stocks
Media	—	—	284,522	—	—	(284,522)	—	—	—	—
Warrants
Media	4,569	—	—	(1,427)	—	—	—	—	3,142	(1,427)

Total	$10,582,051	$342,604	$(2,880,846)	$1,437,136	$42,824	$(1,984,031)	$555,166	$(616,758)	$7,478,146	$334,982

Domestic Bonds & Debt Securities and Foreign Bonds & Debt Securities in the amount of $555,166 were transferred into Level 3 due to a decline in market activity for significant observables which resulted in a lack of available market inputs to determine price.

Common Stocks in the amount of $616,758 were transferred out of Level 3 due to the initiation of a vendor or broker providing prices.

MIST-69

Met Investors Series Trust

BlackRock Large Cap Core Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stocks—99.8% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—3.9%
General Dynamics Corp.	194,000	$11,036,660
Lockheed Martin Corp. (a)	159,000	11,549,760
Northrop Grumman Corp.	220,000	11,475,200
Raytheon Co.	80,000	3,269,600

		37,331,220

Airlines—0.3%
Southwest Airlines Co.	340,000	2,733,600

Auto Components—1.2%
Autoliv, Inc. (a)	110,000	5,335,000
TRW Automotive Holdings Corp.*	180,000	5,891,400

		11,226,400

Beverages—0.7%
Coca-Cola Co. (The)	21,000	1,418,760
Dr Pepper Snapple Group, Inc.	140,000	5,429,200

		6,847,960

Biotechnology—3.0%
Alexion Pharmaceuticals, Inc.*	40,000	2,562,400
Amgen, Inc.	253,000	13,902,350
Biogen Idec, Inc.*	130,000	12,109,500

		28,574,250

Capital Markets—0.2%
TD Ameritrade Holding Corp.	100,000	1,470,500

Chemicals—1.9%
CF Industries Holdings, Inc.	70,000	8,637,300
LyondellBasell Industries N.V. - Class A	368,000	8,990,240

		17,627,540

Commercial Services & Supplies—1.0%
Avery Dennison Corp.	110,000	2,758,800
Iron Mountain, Inc. (a)	210,000	6,640,200

		9,399,000

Communications Equipment—1.1%
Motorola Solutions, Inc.	260,000	10,894,000

Computers & Peripherals—5.9%
Apple, Inc.*	50,000	19,059,000
Dell, Inc.*	850,000	12,027,500
QLogic Corp.*	620,000	7,861,600
Seagate Technology plc	700,000	7,196,000
Western Digital Corp.*	387,000	9,953,640

		56,097,740

Construction & Engineering—1.5%
Chicago Bridge & Iron Co. N.V.	200,000	5,726,000
Fluor Corp.	188,000	8,751,400

		14,477,400

Consumer Finance—2.2%
Capital One Financial Corp.	270,000	10,700,100

Security Description	Shares	Value

Consumer Finance—(Continued)
Discover Financial Services	460,000	$10,552,400

		21,252,500

Diversified Consumer Services—2.6%
Apollo Group, Inc. - Class A*	245,000	9,704,450
Career Education Corp.* (a)	140,000	1,827,000
H&R Block, Inc. (a)	190,000	2,528,900
ITT Educational Services, Inc.* (a)	140,000	8,061,200
Service Corp. International (a)	250,000	2,290,000

		24,411,550

Diversified Financial Services—0.5%
JPMorgan Chase & Co.	20,000	602,400
NASDAQ OMX Group, Inc. (The)*	170,000	3,933,800

		4,536,200

Diversified Telecommunication Services—0.5%
AT&T, Inc.	150,000	4,278,000

Energy Equipment & Services—0.0%
SEACOR Holdings, Inc.	4,000	320,840

Food & Staples Retailing—2.9%
Kroger Co. (The)	490,000	10,760,400
Safeway, Inc. (a)	585,000	9,728,550
Walgreen Co.	228,000	7,498,920

		27,987,870

Health Care Equipment & Supplies—1.1%
Zimmer Holdings, Inc.*	200,000	10,700,000

Health Care Providers & Services—9.5%
Aetna, Inc.	283,000	10,287,050
AmerisourceBergen Corp.	280,000	10,435,600
Cardinal Health, Inc.	130,000	5,444,400
CIGNA Corp.	30,000	1,258,200
Coventry Health Care, Inc.*	239,000	6,885,590
Health Management Associates, Inc. - Class A*	1,110,000	7,681,200
Health Net, Inc.*	158,000	3,746,180
Humana, Inc.	40,000	2,909,200
Lincare Holdings, Inc. (a)	162,000	3,645,000
McKesson Corp.	90,000	6,543,000
Tenet Healthcare Corp.* (a)	1,600,000	6,608,000
UnitedHealth Group, Inc.	294,000	13,559,280
WellPoint, Inc.	182,000	11,880,960

		90,883,660

Household Durables—1.3%
Tempur-Pedic International, Inc.* (a)	170,000	8,943,700
Tupperware Brands Corp. (a)	70,000	3,761,800

		12,705,500

Household Products—0.5%
Procter & Gamble Co. (The)	73,000	4,612,140

Industrial Conglomerates—0.6%
General Electric Co.	240,000	3,657,600

MIST-70

Met Investors Series Trust

BlackRock Large Cap Core Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Industrial Conglomerates—(Continued)
Tyco International, Ltd.	50,000	$2,037,500

		5,695,100

Insurance—1.0%
Principal Financial Group, Inc.	70,000	1,586,900
Unum Group	394,000	8,258,240

		9,845,140

Internet & Catalog Retail—1.0%
Expedia, Inc. (a)	380,000	9,785,000

Internet Software & Services—0.3%
Google, Inc. - Class A*	2,000	1,028,760
Rackspace Hosting, Inc.* (a)	50,000	1,707,000

		2,735,760

IT Services—2.7%
Alliance Data Systems Corp.* (a)	90,000	8,343,000
International Business Machines Corp.	40,000	7,001,200
Western Union Co.	696,000	10,641,840

		25,986,040

Life Sciences Tools & Services—1.6%
Agilent Technologies, Inc.*	270,000	8,437,500
Pharmaceutical Product Development, Inc. (a)	267,000	6,851,220

		15,288,720

Machinery—0.3%
AGCO Corp.*	70,000	2,419,900

Media—3.8%
CBS Corp. - Class B	509,000	10,373,420
DIRECTV - Class A*	170,000	7,182,500
Interpublic Group of Cos., Inc. (The)	990,000	7,128,000
Time Warner Cable, Inc.	190,000	11,907,300

		36,591,220

Metals & Mining—1.0%
Alcoa, Inc.	940,000	8,995,800

Multiline Retail—0.5%
Nordstrom, Inc.	110,000	5,024,800

Oil, Gas & Consumable Fuels—10.4%
Chevron Corp.	270,000	24,980,400
ConocoPhillips Co.	270,000	17,096,400
Exxon Mobil Corp.	280,000	20,336,400
HollyFrontier Corp.	60,000	1,573,200
Marathon Oil Corp.	500,000	10,790,000
Murphy Oil Corp.	90,000	3,974,400
Tesoro Corp.*	526,000	10,241,220
Valero Energy Corp.	573,000	10,187,940

		99,179,960

Paper & Forest Products—1.0%
International Paper Co.	425,000	9,881,250

Security Description	Shares	Value

Personal Products—1.1%
Herbalife, Ltd.	190,000	$10,184,000

Pharmaceuticals—6.8%
Bristol-Myers Squibb Co.	456,000	14,309,280
Eli Lilly & Co.	380,000	14,048,600
Forest Laboratories, Inc.*	340,000	10,468,600
Johnson & Johnson	74,000	4,714,540
Pfizer, Inc.	1,200,000	21,216,000

		64,757,020

Road & Rail—1.0%
CSX Corp.	500,000	9,335,000

Semiconductors & Semiconductor Equipment—9.6%
Altera Corp.	300,000	9,459,000
Analog Devices, Inc.	220,000	6,875,000
Applied Materials, Inc.	1,060,000	10,971,000
Cypress Semiconductor Corp.* (a)	350,000	5,239,500
KLA-Tencor Corp. (a)	177,000	6,775,560
Lam Research Corp.*	274,000	10,406,520
Marvell Technology Group, Ltd.*	570,000	8,282,100
Maxim Integrated Products, Inc. (a)	290,000	6,765,700
NVIDIA Corp.*	767,000	9,587,500
Teradyne, Inc.* (a)	710,000	7,817,100
Xilinx, Inc.	354,000	9,713,760

		91,892,740

Software—6.8%
Autodesk, Inc.*	340,000	9,445,200
CA, Inc.	450,000	8,734,500
Cadence Design Systems, Inc.* (a)	260,000	2,402,400
Microsoft Corp.	1,000,000	24,890,000
Symantec Corp.*	710,000	11,573,000
TIBCO Software, Inc.*	330,000	7,388,700

		64,433,800

Specialty Retail—3.2%
Chico’s FAS, Inc.	350,000	4,000,500
GameStop Corp. - Class A* (a)	440,000	10,164,000
Limited Brands, Inc.	263,000	10,128,130
Williams-Sonoma, Inc.	210,000	6,465,900

		30,758,530

Textiles, Apparel & Luxury Goods—1.1%
Coach, Inc.	196,000	10,158,680

Tobacco—2.6%
Lorillard, Inc. (a)	55,000	6,088,500
Philip Morris International, Inc.	300,000	18,714,000

		24,802,500

Wireless Telecommunication Services—1.6%
MetroPCS Communications, Inc.*	730,000	6,358,300
Sprint Nextel Corp.*	2,950,000	8,968,000

		15,326,300

Total Common Stocks (Cost $1,029,339,273)		951,445,130

MIST-71

Met Investors Series Trust

BlackRock Large Cap Core Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Short-Term Investments—9.8%

Security Description	Shares/Par Amount	Value

Mutual Funds—9.7%
State Street Navigator Securities Lending Prime Portfolio (b)	92,333,616	$92,333,616

Repurchase Agreement—0.1%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/11 at 0.010% to be repurchased at $1,304,001 on 10/03/11, collateralized by $1,315,000 Federal Home Loan Mortgage Corp. at 3.250% due 11/10/20 with a value of $1,333,081.	$1,304,000	1,304,000

Total Short-Term Investments (Cost $93,637,616)		93,637,616

Total Investments—109.6% (Cost $1,122,976,889#)		1,045,082,746
Other assets and liabilities (net)—(9.6)%		(91,486,673)

Net Assets—100.0%		$953,596,073

*	Non-income producing security.
#	As of September 30, 2011, the aggregate cost of investments for federal income tax purposes was $1,122,976,889. The aggregate unrealized appreciation and depreciation of investments were $49,273,174 and $(127,167,317), respectively, resulting in net unrealized depreciation of $(77,894,143) for federal income tax purposes.
(a)	All or a portion of the security was on loan. As of September 30, 2011, the market value of securities loaned was $88,069,452 and the collateral received consisted of cash in the amount of $92,333,616 and non-cash collateral with a value of $740,198. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Represents investment of cash collateral received from securities lending transactions.

MIST-72

Met Investors Series Trust

BlackRock Large Cap Core Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the period ended September 30, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2011:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$951,445,130	$—	$—	$951,445,130
Short-Term Investments
Mutual Funds	92,333,616	—	—	92,333,616
Repurchase Agreement	—	1,304,000	—	1,304,000
Total Short-Term Investments	92,333,616	1,304,000	—	93,637,616
Total Investments	$1,043,778,746	$1,304,000	$—	$1,045,082,746

*	See Schedule of Investments for additional detailed categorizations.

MIST-73

Met Investors Series Trust

Clarion Global Real Estate Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stocks—97.0% of Net Assets

Security Description	Shares	Value

Australia—9.7%
Dexus Property Group (REIT)	14,488,012	$11,506,633
Goodman Group (REIT)	20,459,514	11,271,689
GPT Group (REIT)	6,403,320	19,268,797
Investa Office Fund (REIT)	16,565,900	9,658,983
Mirvac Group (REIT)	7,015,497	7,707,686
Stockland (REIT)	3,131,936	8,771,968
Westfield Group (REIT)	4,986,550	37,174,749
Westfield Retail Trust (REIT)	8,702,815	20,328,209

		125,688,714

Brazil—0.5%
BR Malls Participacoes S.A.	372,600	3,868,475
Sonae Sierra Brasil S.A.	216,000	2,595,152

		6,463,627

Canada—5.1%
Brookfield Asset Management, Inc. - Class A	142,500	3,925,875
Brookfield Office Properties, Inc.	1,129,100	15,547,707
Calloway Real Estate Investment Trust (REIT)	388,700	9,625,843
Canadian Real Estate Investment Trust (REIT)	92,000	3,158,460
Cominar Real Estate Investment Trust (REIT)	202,000	4,178,037
H&R Real Estate Investment Trust (REIT)	254,300	5,132,503
Primaris Retail Real Estate Investment Trust (REIT)	146,500	2,890,520
RioCan Real Estate Investment Trust (REIT)	895,100	22,399,037

		66,857,982

France—5.1%
ICADE (REIT)	91,060	7,138,015
Klepierre (REIT)	267,280	7,524,742
Mercialys (REIT)	188,570	6,742,425
Societe Immobiliere de Location pour l’Industrie et le Commerce (REIT)	47,400	4,585,117
Unibail-Rodamco (REIT)	223,950	40,066,239

		66,056,538

Germany—0.4%
GSW Immobilien AG*	198,150	5,647,225

Hong Kong—11.7%
Cheung Kong Holdings, Ltd. (a)	587,900	6,296,174
China Overseas Land & Investment, Ltd. (a)	7,145,000	10,209,579
Great Eagle Holdings, Ltd.	1,005,600	2,130,034
Hang Lung Properties, Ltd.	4,910,077	14,522,128
Hongkong Land Holdings, Ltd.	3,233,345	14,314,992
Kerry Properties, Ltd.	1,800,600	5,665,061
Link REIT (The) (REIT)	6,668,000	21,037,150
Longfor Properties (a)	6,117,000	5,988,458
Shimao Property Holdings, Ltd. (a)	4,609,000	3,354,855
Sino Land Co., Ltd. (a)	1,812,000	2,411,620
Soho China, Ltd. (a)	5,523,900	3,433,620
Sun Hung Kai Properties, Ltd. (a)	3,832,700	43,442,396
Wharf Holdings, Ltd. (The) (a)	3,886,080	18,946,899

		151,752,966

Japan—10.7%
Advance Residence Investment (REIT)	1,527	2,762,950

Security Description	Shares	Value

Japan—(Continued)
Frontier Real Estate Investment Corp. (REIT)	792	$7,006,097
Japan Real Estate Investment Corp. (REIT) (a)	1,324	12,930,512
Japan Retail Fund Investment Corp. (REIT) (a)	4,099	6,606,194
Kenedix Realty Investment Corp. (REIT) (a)	1,186	3,855,152
Mitsubishi Estate Co., Ltd.	2,825,910	45,788,441
Mitsui Fudosan Co., Ltd.	2,351,574	37,262,300
Nippon Accommodations Fund, Inc. (REIT)	522	3,690,929
Nippon Building Fund, Inc. (REIT) (a)	1,078	11,155,886
Nomura Real Estate Holdings, Inc.	319,000	4,816,753
United Urban Investment Corp. (REIT)	3,472	3,656,186

		139,531,400

Netherlands—0.6%
Corio N.V. (REIT)	159,030	7,346,656

Singapore—4.1%
Ascendas Real Estate Investment Trust (REIT)	6,153,000	9,551,729
CapitaCommercial Trust (REIT) (a)	12,475,000	9,501,037
Capitaland, Ltd.	6,905,700	12,939,834
CapitaMall Trust (REIT)	5,833,923	8,142,918
Global Logistic Properties, Ltd.* (a)	10,093,500	12,729,438

		52,864,956

Sweden—0.5%
Castellum A.B.	314,700	3,855,729
Hufvudstaden A.B. - A Shares	254,120	2,473,997

		6,329,726

Switzerland—0.8%
PSP Swiss Property AG*	31,100	2,794,870
Swiss Prime Site AG*	102,010	8,226,824

		11,021,694

United Kingdom—4.8%
British Land Co. plc (REIT)	2,142,507	15,851,610
Derwent London plc (REIT) (a)	466,240	10,445,159
Grainger plc	850,840	1,147,190
Great Portland Estates plc (REIT)	1,375,810	7,277,090
Hammerson plc (REIT)	1,705,929	9,975,408
Land Securities Group plc (REIT)	1,238,383	12,357,839
Safestore Holdings plc	2,288,900	3,640,172
Segro plc (REIT)	607,985	2,079,704

		62,774,172

United States—43.0%
Alexandria Real Estate Equities, Inc. (REIT)	140,200	8,606,878
Apartment Investment & Management Co. - Class A (REIT) (a)	580,100	12,831,812
AvalonBay Communities, Inc. (REIT) (a)	287,948	32,840,469
Boston Properties, Inc. (REIT) (a)	364,600	32,485,860
BRE Properties, Inc. (REIT) (a)	356,346	15,087,690
DDR Corp. (REIT) (a)	1,100,800	11,998,720
Equity Residential (REIT) (a)	869,900	45,121,713
Federal Realty Investment Trust (REIT) (a)	195,934	16,146,921
General Growth Properties, Inc. (REIT) (a)	1,581,432	19,135,327
HCP, Inc. (REIT)	603,200	21,148,192
Health Care REIT, Inc. (REIT) (a)	404,700	18,939,960

MIST-74

Met Investors Series Trust

Clarion Global Real Estate Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/Par Amount	Value

United States—(Continued)
Highwoods Properties, Inc. (REIT) (a)	138,378	$3,910,562
Host Hotels & Resorts, Inc. (REIT) (a)	1,714,571	18,757,407
Kimco Realty Corp. (REIT) (a)	575,000	8,642,250
Liberty Property Trust (REIT) (a)	586,300	17,067,193
Macerich Co. (The) (REIT) (a)	553,788	23,607,982
Pebblebrook Hotel Trust (REIT) (a)	295,900	4,630,835
Peoples Choice Financial Corp.* (144A) (b)	60,000	0
Prologis, Inc. (REIT)	1,286,668	31,201,699
Public Storage (REIT)	244,200	27,191,670
Simon Property Group, Inc. (REIT) (a)	644,343	70,864,843
SL Green Realty Corp. (REIT) (a)	289,460	16,832,099
Starwood Hotels & Resorts Worldwide, Inc.	198,500	7,705,770
Tanger Factory Outlet Centers, Inc. (REIT) (a)	287,530	7,478,655
Taubman Centers, Inc. (REIT)	215,413	10,837,428
UDR, Inc. (REIT)	870,075	19,263,461
Ventas, Inc. (REIT) (a)	471,779	23,305,883
Vornado Realty Trust (REIT)	455,769	34,009,483

		559,650,762

Total Common Stocks (Cost $1,262,350,545)		1,261,986,418

Short-Term Investments—20.3%

Mutual Funds—17.6%
State Street Navigator Securities Lending Prime Portfolio (c)	228,675,500	228,675,500

Repurchase Agreement—2.7%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/11 at 0.010% to be repurchased at $34,704,029 on 10/03/11, collateralized by $31,930,000 Federal National Mortgage Association at 4.125% due 04/15/14 with a value of $35,402,388.	$34,704,000	34,704,000

Total Short-Term Investments (Cost $263,379,500)		263,379,500

Total Investments—117.3% (Cost $1,525,730,045#)		1,525,365,918
Other assets and liabilities (net)—(17.3)%		(225,006,606)

Net Assets—100.0%		$1,300,359,312

*	Non-income producing security.
#	As of September 30, 2011, the aggregate cost of investments for federal income tax purposes was $1,525,730,045. Aggregate unrealized appreciation and depreciation of investments were $113,343,850 and $(113,707,977), respectively, resulting in net unrealized depreciation of $(364,127) for federal income tax purpose.
(a)	All or a portion of the security was on loan. As of September 30, 2011, the market value of securities loaned was $215,203,307 and the collateral received consisted of cash in the amount of $228,675,500. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Security was valued in good faith under procedures approved by the Board of Trustees.
(c)	Represents investment of cash collateral received from securities lending transactions.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2011, the market value of 144A securities was $0, which is 0.0% of net assets.
(REIT)—	A Real Estate Investment Trust is a pooled investment vehicle that invests primarily in income-producing real estate or real estate related loans or interest.

Ten Largest Industries as of September 30, 2011 (Unaudited)

% of Net Assets
Retail REIT’s	28.9
Diversified Real Estate Activities	14.6
Diversified REIT’s	11.8
Residential REIT’s	10.1
Office REIT’s	9.8
Specialized REIT’s	8.7
Real Estate Operating Companies	5.9
Industrial REIT’s	4.2
Real Estate Development	2.4
Hotels, Resorts & Cruise Lines	0.6

MIST-75

Met Investors Series Trust

Clarion Global Real Estate Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the period ended September 30, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2011:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$125,688,714	$—	$125,688,714
Brazil	6,463,627	—	—	6,463,627
Canada	66,857,982	—	—	66,857,982
France	—	66,056,538	—	66,056,538
Germany	—	5,647,225	—	5,647,225
Hong Kong	—	151,752,966	—	151,752,966
Japan	—	139,531,400	—	139,531,400
Netherlands	—	7,346,656	—	7,346,656
Singapore	—	52,864,956	—	52,864,956
Sweden	—	6,329,726	—	6,329,726
Switzerland	—	11,021,694	—	11,021,694
United Kingdom	—	62,774,172	—	62,774,172
United States	559,650,762	—	—	559,650,762
Total Common Stocks	632,972,371	629,014,047	—	1,261,986,418
Short-Term Investments
Mutual Funds	228,675,500	—	—	228,675,500
Repurchase Agreement	—	34,704,000	—	34,704,000
Total Short-Term Investments	228,675,500	34,704,000	—	263,379,500
Total Investments	$861,647,871	$663,718,047	$—	$1,525,365,918

MIST-76

Met Investors Series Trust

Dreman Small Cap Value Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stocks—99.5% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—3.2%
Alliant Techsystems, Inc. (a)	46,125	$2,514,274
Curtiss-Wright Corp. (a)	102,584	2,957,497
Esterline Technologies Corp.*	50,923	2,639,848

		8,111,619

Auto Components—1.8%
American Axle & Manufacturing Holdings, Inc.* (a)	272,850	2,081,845
Cooper Tire & Rubber Co. (a)	231,686	2,523,061

		4,604,906

Capital Markets—1.9%
Apollo Investment Corp. (a)	330,010	2,481,675
Waddell & Reed Financial, Inc. - Class A	91,190	2,280,662

		4,762,337

Chemicals—3.4%
Cabot Corp.	67,275	1,667,075
H.B. Fuller Co. (a)	44,688	814,215
Huntsman Corp.	136,400	1,318,988
Olin Corp. (a)	147,350	2,653,774
OM Group, Inc.* (a)	90,325	2,345,740

		8,799,792

Commercial Banks—7.0%
Associated Banc-Corp. (a)	266,200	2,475,660
BancorpSouth, Inc. (a)	236,860	2,079,631
Bank of Hawaii Corp. (a)	79,375	2,889,250
FirstMerit Corp. (a)	210,233	2,388,247
Fulton Financial Corp. (a)	355,875	2,722,444
Hancock Holding Co. (a)	83,100	2,225,418
Prosperity Bancshares, Inc. (a)	29,358	959,419
Wintrust Financial Corp. (a)	82,974	2,141,559

		17,881,628

Commercial Services & Supplies—2.3%
Brink’s Co. (The) (a)	133,100	3,102,561
Geo Group, Inc. (The)* (a)	148,833	2,762,340

		5,864,901

Communications Equipment—2.3%
Arris Group, Inc.* (a)	276,408	2,847,002
Plantronics, Inc. (a)	101,800	2,896,210

		5,743,212

Computers & Peripherals—3.7%
Lexmark International, Inc. - Class A* (a)	84,600	2,286,738
NCR Corp.*	192,792	3,256,257
QLogic Corp.*	200,571	2,543,240
Synaptics, Inc.* (a)	59,348	1,418,417

		9,504,652

Construction & Engineering—1.9%
EMCOR Group, Inc.* (a)	120,570	2,451,188
Tutor Perini Corp. (a)	200,148	2,299,701

		4,750,889

Security Description	Shares	Value

Electric Utilities—4.6%
Allete, Inc. (a)	88,600	$3,245,418
IDACORP, Inc.	76,070	2,873,925
NV Energy, Inc.	191,082	2,810,816
Portland General Electric Co.	122,973	2,913,230

		11,843,389

Electrical Equipment—2.1%
EnerSys*	142,700	2,856,854
General Cable Corp.* (a)	102,577	2,395,173

		5,252,027

Energy Equipment & Services—2.0%
Atwood Oceanics, Inc.* (a)	73,813	2,536,215
Superior Energy Services, Inc.*	95,280	2,500,147

		5,036,362

Food & Staples Retailing—0.5%
Nash Finch Co. (a)	51,949	1,398,987

Food Products—1.7%
Chiquita Brands International, Inc.* (a)	249,017	2,076,802
Corn Products International, Inc.	60,325	2,367,153

		4,443,955

Health Care Equipment & Supplies—3.0%
Alere, Inc.* (a)	92,488	1,817,389
STERIS Corp. (a)	88,025	2,576,492
Teleflex, Inc. (a)	60,025	3,227,544

		7,621,425

Health Care Providers & Services—5.2%
Amedisys, Inc.* (a)	109,448	1,622,019
Healthspring, Inc.*	62,311	2,271,859
LifePoint Hospitals, Inc.* (a)	100,265	3,673,710
MEDNAX, Inc.* (a)	39,978	2,504,222
Owens & Minor, Inc. (a)	113,037	3,219,294

		13,291,104

Hotels, Restaurants & Leisure—4.0%
Brinker International, Inc. (a)	116,825	2,443,979
International Speedway Corp. - Class A (a)	120,430	2,750,621
LIFE TIME FITNESS, Inc.* (a)	76,171	2,806,901
Sonic Corp.* (a)	324,620	2,295,064

		10,296,565

Household Durables—2.2%
Helen of Troy, Ltd.* (a)	104,725	2,630,692
Jarden Corp. (a)	105,479	2,980,836

		5,611,528

Industrial Conglomerates—0.1%
Carlisle Cos., Inc.	9,688	308,853

Insurance—4.8%
Allied World Assurance Co. Holdings, Ltd.	51,607	2,771,812
Aspen Insurance Holdings, Ltd. (a)	112,600	2,594,304

MIST-77

Met Investors Series Trust

Dreman Small Cap Value Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Insurance—(Continued)
Hanover Insurance Group, Inc. (The)	73,350	$2,603,925
Platinum Underwriters Holdings, Ltd. (a)	73,705	2,266,429
Protective Life Corp.	129,030	2,016,739

		12,253,209

Internet Software & Services—0.9%
EarthLink, Inc. (a)	350,256	2,287,172

IT Services—2.2%
CACI International, Inc. - Class A* (a)	56,100	2,801,634
DST Systems, Inc.	66,625	2,920,174

		5,721,808

Leisure Equipment & Products—1.3%
JAKKS Pacific, Inc. (a)	174,625	3,309,144

Life Sciences Tools & Services—1.4%
Charles River Laboratories International, Inc.* (a)	95,125	2,722,478
PerkinElmer, Inc.	40,040	769,168

		3,491,646

Machinery—4.0%
Barnes Group, Inc. (a)	146,505	2,820,221
Briggs & Stratton Corp. (a)	186,765	2,523,195
Harsco Corp.	124,625	2,416,479
SPX Corp.	55,225	2,502,245

		10,262,140

Marine—0.9%
Diana Shipping, Inc.* (a)	307,961	2,285,071

Media—1.0%
Meredith Corp. (a)	110,100	2,492,664

Metals & Mining—4.0%
AuRico Gold, Inc.* (a)	205,038	1,927,357
Coeur d’Alene Mines Corp.* (a)	125,860	2,698,438
Minefinders Corp., Ltd.* (a)	85,014	1,183,395
Thompson Creek Metals Co., Inc.* (a)	280,300	1,701,421
Worthington Industries, Inc. (a)	185,501	2,591,449

		10,102,060

Multi-Utilities—2.3%
TECO Energy, Inc.	157,675	2,700,973
Vectren Corp.	120,930	3,274,784

		5,975,757

Oil, Gas & Consumable Fuels—3.9%
Contango Oil & Gas Co.* (a)	35,374	1,935,311
Energen Corp.	48,794	1,995,187
James River Coal Co.* (a)	165,217	1,052,432
Tesoro Corp.* (a)	152,661	2,972,310
W&T Offshore, Inc. (a)	145,878	2,007,281

		9,962,521

Security Description	Shares	Value

Real Estate Investment Trusts—8.0%
Anworth Mortgage Asset Corp. (a)	378,650	$2,574,820
Brandywine Realty Trust (a)	309,175	2,476,492
CBL & Associates Properties, Inc. (a)	204,300	2,320,848
CommonWealth REIT	136,918	2,597,334
Duke Realty Corp. (a)	249,592	2,620,716
Hospitality Properties Trust	120,262	2,553,162
Medical Properties Trust, Inc. (a)	67,453	603,704
Omega Healthcare Investors, Inc. (a)	175,650	2,798,105
Pennsylvania Real Estate Investment Trust	257,300	1,988,929

		20,534,110

Road & Rail—1.0%
Ryder System, Inc.	68,200	2,558,182

Semiconductors & Semiconductor Equipment—2.9%
Amkor Technology, Inc.* (a)	500,440	2,181,918
Microsemi Corp.*	154,025	2,461,320
PMC-Sierra, Inc.* (a)	472,225	2,823,905

		7,467,143

Software—1.3%
JDA Software Group, Inc.* (a)	126,046	2,954,518
Websense, Inc.* (a)	16,133	279,101

		3,233,619

Specialty Retail—1.4%
Ascena Retail Group, Inc.* (a)	82,085	2,222,041
Collective Brands, Inc.* (a)	100,925	1,307,988

		3,530,029

Textiles, Apparel & Luxury Goods—2.5%
Hanesbrands, Inc.*	90,203	2,255,977
Jones Group, Inc. (The)	136,466	1,256,852
Wolverine World Wide, Inc. (a)	84,825	2,820,431

		6,333,260

Thrifts & Mortgage Finance—1.1%
Washington Federal, Inc. (a)	212,550	2,707,887

Tobacco—0.8%
Universal Corp. (a)	57,267	2,053,595

Trading Companies & Distributors—0.9%
Aircastle, Ltd. (a)	233,773	2,225,519

Total Common Stocks (Cost $287,306,806)		253,914,667

Short-Term Investments—30.1%

Mutual Funds—29.6%
State Street Navigator Securities Lending Prime Portfolio (b)	75,461,831	75,461,831

MIST-78

Met Investors Series Trust

Dreman Small Cap Value Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Par Amount	Value

Repurchase Agreement—0.5%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/11 at 0.010% to be repurchased at $1,330,001 on 10/03/11, collateralized by $1,335,000 Federal National Mortgage Association at 1.125% due 06/27/14 with a value of $1,358,363.	$1,330,000	$1,330,000

Total Short-Term Investments (Cost $76,791,831)		76,791,831

Total Investments—129.6% (Cost $364,098,637#)		330,706,498
Other assets and liabilities (net)—(29.6)%		(75,444,823)

Net Assets—100.0%		$255,261,675

*	Non-income producing security.
#	As of September 30, 2011, the aggregate cost of investments for federal income tax purposes was $364,098,637. The aggregate unrealized appreciation and depreciation of investments were $14,016,305 and $(47,408,444), respectively, resulting in net unrealized depreciation of $(33,392,139) for federal income tax purposes.
(a)	All or a portion of the security was on loan. As of September 30, 2011, the market value of securities loaned was $71,270,460 and the collateral received consisted of cash in the amount of $75,461,831. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Represents investment of cash collateral received from securities lending transactions.

MIST-79

Met Investors Series Trust

Dreman Small Cap Value Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the period ended September 30, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2011:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$253,914,667	$—	$—	$253,914,667
Short-Term Investments
Mutual Funds	75,461,831	—	—	75,461,831
Repurchase Agreement	—	1,330,000	—	1,330,000
Total Short-Term Investments	75,461,831	1,330,000	—	76,791,831
Total Investments	$329,376,498	$1,330,000	$—	$330,706,498

*	See Schedule of Investments for additional detailed categorizations.

MIST-80

Met Investors Series Trust

Goldman Sachs Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stocks—97.1% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.6%
BE Aerospace, Inc.*	148,092	$4,903,326
Spirit AeroSystems Holdings, Inc. - Class A*	346,870	5,532,577
Textron, Inc. (a)	288,982	5,097,642

		15,533,545

Airlines—0.6%
JetBlue Airways Corp.* (a)	843,633	3,458,895

Auto Components—2.6%
Lear Corp.	253,805	10,888,234
TRW Automotive Holdings Corp.*	145,737	4,769,972

		15,658,206

Beverages—0.8%
Coca-Cola Enterprises, Inc.	193,193	4,806,642

Building Products—0.7%
Masco Corp. (a)	615,033	4,379,035

Capital Markets—2.5%
Invesco, Ltd.	309,155	4,794,994
Janus Capital Group, Inc. (a)	391,840	2,351,040
Lazard, Ltd. - Class A	95,631	2,017,814
Legg Mason, Inc. (a)	220,074	5,658,103

		14,821,951

Chemicals—2.0%
Celanese Corp., Series A	71,230	2,317,112
Chemtura Corp.* (a)	485,545	4,870,016
Cytec Industries, Inc.	127,318	4,473,955

		11,661,083

Commercial Banks—5.1%
CIT Group, Inc.*	164,341	4,991,036
Fifth Third Bancorp.	655,241	6,617,934
First Republic Bank*	115,546	2,676,045
M&T Bank Corp.	68,876	4,814,433
SunTrust Banks, Inc.	392,480	7,045,016
Zions Bancorporation (a)	288,197	4,054,932

		30,199,396

Commercial Services & Supplies—0.9%
Republic Services, Inc.	180,452	5,063,483

Communications Equipment—0.4%
Polycom, Inc.*	139,875	2,569,504

Computers & Peripherals—0.5%
NetApp, Inc.*	84,525	2,868,778

Consumer Finance—1.5%
SLM Corp.	716,453	8,919,840

Diversified Financial Services—1.4%
NASDAQ OMX Group, Inc. (The)*	349,871	8,096,015

Electric Utilities—7.4%
Edison International	150,492	5,756,319
Great Plains Energy, Inc.	139,459	2,691,559

Security Description	Shares	Value

Electric Utilities—(Continued)
Northeast Utilities	154,416	$5,196,098
NV Energy, Inc.	434,599	6,392,951
Pinnacle West Capital Corp.	130,088	5,585,979
PPL Corp.	528,661	15,087,985
Westar Energy, Inc. (a)	132,442	3,499,118

		44,210,009

Electrical Equipment—1.0%
Cooper Industries plc	86,741	4,000,495
GrafTech International, Ltd.*	171,853	2,182,533

		6,183,028

Electronic Equipment, Instruments & Components—0.7%
Amphenol Corp. - Class A	102,852	4,193,276

Energy Equipment & Services—1.0%
Cameron International Corp.*	148,646	6,174,755

Food Products—4.9%
ConAgra Foods, Inc.	393,479	9,530,062
J.M. Smucker Co. (The)	186,315	13,580,500
Ralcorp Holdings, Inc.*	40,901	3,137,516
Sara Lee Corp.	180,478	2,950,815

		29,198,893

Gas Utilities—0.3%
Questar Corp.	113,625	2,012,299

Health Care Equipment & Supplies—2.3%
Boston Scientific Corp.*	1,524,448	9,009,488
Hologic, Inc.*	324,527	4,936,055

		13,945,543

Health Care Providers & Services—1.7%
Aetna, Inc.	190,700	6,931,945
Patterson Cos., Inc.	110,376	3,160,065

		10,092,010

Household Durables—1.4%
Newell Rubbermaid, Inc.	358,989	4,261,199
NVR, Inc.* (a)	6,971	4,210,345

		8,471,544

Household Products—0.8%
Energizer Holdings, Inc.*	67,398	4,477,923

Independent Power Producers & Energy Traders—0.5%
AES Corp. (The)*	252,190	2,461,374
GenOn Energy, Inc.*	215,238	598,362

		3,059,736

Insurance—10.5%
Everest Reinsurance Group, Ltd.	146,799	11,652,905
Genworth Financial, Inc. - Class A*	388,265	2,228,641
Hartford Financial Services Group, Inc. (The)	354,734	5,725,407
Lincoln National Corp.	277,952	4,344,390
Marsh & McLennan Cos., Inc.	147,953	3,926,673
PartnerRe, Ltd.	90,665	4,739,059

MIST-81

Met Investors Series Trust

Goldman Sachs Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Insurance—(Continued)
Principal Financial Group, Inc.	458,862	$10,402,401
Unum Group	171,589	3,596,505
W.R. Berkley Corp. (a)	288,936	8,578,510
XL Group plc	382,970	7,199,836

		62,394,327

Internet & Catalog Retail—1.7%
Liberty Media Corp. - Interactive - Class A*	675,045	9,970,415

Life Sciences Tools & Services—0.2%
Life Technologies Corp.*	32,452	1,247,130

Machinery—2.6%
Eaton Corp.	68,047	2,415,669
Parker Hannifin Corp.	83,879	5,295,281
Pentair, Inc. (a)	240,510	7,698,725

		15,409,675

Media—3.2%
DISH Network Corp. - Class A*	175,082	4,387,555
Liberty Global, Inc. - Class A*	146,291	5,292,808
Scripps Networks Interactive - Class A	255,329	9,490,579

		19,170,942

Metals & Mining—0.7%
Allegheny Technologies, Inc. (a)	104,190	3,853,988

Multi-Utilities—6.8%
CMS Energy Corp.	345,942	6,846,192
SCANA Corp. (a)	227,123	9,187,125
Sempra Energy	200,299	10,315,399
Xcel Energy, Inc.	562,914	13,898,347

		40,247,063

Oil, Gas & Consumable Fuels—5.1%
CONSOL Energy, Inc.	68,552	2,325,969
Energen Corp.	94,401	3,860,057
EQT Corp.	166,972	8,909,626
Newfield Exploration Co.*	40,502	1,607,524
Pioneer Natural Resources Co.	89,976	5,917,722
Range Resources Corp.	131,750	7,702,105

		30,323,003

Pharmaceuticals—1.1%
Warner Chilcott plc - Class A*	471,538	6,742,993

Real Estate Investment Trusts—10.7%
Alexandria Real Estate Equities, Inc.	87,802	5,390,165
AvalonBay Communities, Inc.	71,358	8,138,380
Camden Property Trust (a)	76,123	4,206,557
Douglas Emmett, Inc. (a)	263,546	4,506,636
Essex Property Trust, Inc. (a)	18,268	2,192,891
Host Hotels & Resorts, Inc. (a)	623,620	6,822,403
Kimco Realty Corp. (a)	384,955	5,785,874
Liberty Property Trust (a)	149,825	4,361,406
MFA Financial, Inc.	768,156	5,392,455
Tanger Factory Outlet Centers, Inc. (a)	197,579	5,139,030
Taubman Centers, Inc.	91,402	4,598,434

Security Description	Shares/Par Amount	Value

Real Estate Investment Trusts—(Continued)
Ventas, Inc. (a)	151,508	$7,484,495

		64,018,726

Road & Rail—0.8%
Kansas City Southern*	92,280	4,610,309

Semiconductors & Semiconductor Equipment—3.1%
Maxim Integrated Products, Inc.	279,457	6,519,732
NVIDIA Corp.*	360,741	4,509,262
ON Semiconductor Corp.*	252,628	1,811,343
Xilinx, Inc. (a)	213,089	5,847,162

		18,687,499

Software—3.6%
Adobe Systems, Inc.*	183,042	4,424,125
BMC Software, Inc.*	81,755	3,152,473
Electronic Arts, Inc.*	211,358	4,322,271
Parametric Technology Corp.*	281,780	4,333,776
QLIK Technologies, Inc.*	112,659	2,440,194
Quest Software, Inc.* (a)	171,404	2,721,896

		21,394,735

Specialty Retail—1.2%
PetSmart, Inc.	101,520	4,329,828
Ross Stores, Inc.	38,673	3,043,178

		7,373,006

Textiles, Apparel & Luxury Goods—1.0%
PVH Corp.	104,528	6,087,711

Wireless Telecommunication Services—1.2%
Sprint Nextel Corp.*	2,352,339	7,151,111

Total Common Stocks (Cost $644,326,123)		578,738,022

Short-Term Investments—15.6%

Mutual Funds—12.1%
State Street Navigator Securities Lending Prime Portfolio (b)	72,061,790	72,061,790

Repurchase Agreement—3.5%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/11 at 0.010% to be repurchased at $20,980,017 on 10/03/11, collateralized by $21,110,000 Federal Home Loan Mortgage Corp. at 3.250% due 11/10/20 with a value of $21,400,263.	$20,980,000	20,980,000

Total Short-Term Investments (Cost $93,041,790)		93,041,790

Total Investments—112.7% (Cost $737,367,913#)		671,779,812
Other assets and liabilities (net)—(12.7)%		(75,918,230)

Net Assets—100.0%		$595,861,582

MIST-82

Met Investors Series Trust

Goldman Sachs Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

*	Non-income producing security.
#	As of September 30, 2011, the aggregate cost of investments for federal income tax purposes was $737,367,913. The aggregate unrealized appreciation and depreciation of investments were $20,192,832 and $(85,780,933), respectively, resulting in net unrealized depreciation of $(65,588,101) for federal income tax purposes.
(a)	All or a portion of the security was on loan. As of September 30, 2011, the market value of securities loaned was $68,685,580 and the collateral received consisted of cash in the amount of $72,061,790 and non-cash collateral with a value of $166,176. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Represents investment of cash collateral received from securities lending transactions.

MIST-83

Met Investors Series Trust

Goldman Sachs Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the period ended September 30, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2011:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$578,738,022	$—	$—	$578,738,022
Short-Term Investments
Mutual Funds	72,061,790	—	—	72,061,790
Repurchase Agreement	—	20,980,000	—	20,980,000
Total Short-Term Investments	72,061,790	20,980,000	—	93,041,790
Total Investments	$650,799,812	$20,980,000	$—	$671,779,812

*	See Schedule of Investments for additional detailed categorizations.

MIST-84

Met Investors Series Trust

Harris Oakmark International Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stocks—94.3% of Net Assets

Security Description	Shares	Value

Australia—3.6%
Amcor, Ltd.	8,145,000	$53,966,612
Orica, Ltd.	1,499,200	33,813,573
Treasury Wine Estates, Ltd. (a)	2,052,866	7,643,929

		95,424,114

Canada—1.2%
Thomson Reuters Corp. (a)	1,124,100	30,726,121

France—9.2%
BNP Paribas S.A.	2,225,010	88,409,664
Danone	253,600	15,666,842
PPR	278,700	36,090,704
Publicis Groupe S.A. (a)	1,584,400	66,588,659
Societe Television Francaise S.A. (a)	2,811,873	35,072,518

		241,828,387

Germany—7.7%

Allianz SE	753,600	71,186,913
Daimler AG	1,412,600	62,810,629
SAP AG	1,305,400	66,798,851

		200,796,393

Ireland—2.1%
Bank of Ireland plc*	340,279,793	35,232,632
Experian plc	1,699,300	19,153,028

		54,385,660

Israel—0.1%
Orbotech, Ltd.*	265,000	2,565,200

Italy—3.2%
Intesa Sanpaolo S.p.A.	53,882,264	84,515,260

Japan—23.4%
Canon, Inc.	1,768,400	80,152,621
Daiwa Securities Group, Inc. (a)	25,757,000	96,220,746
Honda Motor Co., Ltd. (a)	1,972,900	57,912,975
Meitec Corp. (a)	908,000	17,355,776
Olympus Corp. (a)	2,035,000	62,891,681
Omron Corp.	2,078,900	40,765,527
Rohm Co., Ltd. (a)	1,566,100	81,491,654
Secom Co., Ltd. (a)	1,136,400	54,700,424
Sumitomo Mitsui Financial Group, Inc. (a)	1,382,900	39,073,935
Toyota Motor Corp.	2,380,000	81,454,010

		612,019,349

Mexico—0.6%
Grupo Televisa S.A. (ADR) (a)	863,866	15,886,496

Netherlands—7.7%
Akzo Nobel N.V.	1,468,200	65,155,490
Heineken Holding N.V.	808,600	31,311,143
Koninklijke Ahold N.V.	3,483,600	41,118,230
Koninklijke Philips Electronics N.V.	3,612,200	64,909,424

		202,494,287

Security Description	Shares	Value

South Korea—1.3%
Samsung Electronics Co., Ltd.	47,000	$32,924,118

Spain—2.4%
Banco Santander S.A.	7,638,058	62,681,445

Sweden—2.8%
Assa Abloy AB - Class B	3,494,200	72,359,359

Switzerland—19.4%
Adecco S.A.*	1,822,300	71,568,108
Compagnie Financiere Richemont S.A. - Class A	610,300	27,133,567
Credit Suisse Group AG*	4,021,200	104,508,260
Geberit AG*	102,600	18,890,685
Givaudan S.A.*	77,491	60,631,524
Holcim, Ltd.*	1,128,400	59,747,660
Kuehne & Nagel International AG	547,000	61,280,700
Nestle S.A.	1,115,200	61,397,738
Novartis AG	216,800	12,118,228
Roche Holding AG	184,700	29,760,818

		507,037,288

United Kingdom—9.6%
BAE Systems plc	3,273,800	13,522,008
Diageo plc	2,927,600	55,803,395
G4S plc	7,406,200	30,764,699
GlaxoSmithKline plc	780,900	16,152,810
Reed Elsevier plc	3,194,400	24,380,625
Schroders plc	1,782,800	35,438,691
Signet Jewelers, Ltd.* (a)	1,078,392	36,449,650
Tesco plc	461,700	2,705,713
Wolseley plc	1,475,300	36,793,212

		252,010,803

Total Common Stocks (Cost $2,897,484,763)		2,467,654,280

Short-Term Investments—16.1%

Mutual Funds—12.5%
State Street Navigator Securities Lending Prime Portfolio (b)	327,604,754	327,604,754

MIST-85

Met Investors Series Trust

Harris Oakmark International Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Par Amount	Value

Repurchase Agreements—3.6%
Fixed Income Clearing Corp. Repurchase Agreements, dated 09/30/11 at 0.010% to be repurchased at $94,720,079 on 10/03/11, collateralized by $1,415,000 Federal Home Loan Mortgage Corp. at 1.100% due 08/08/14 with a value of $1,426,320; by $88,560,000 Federal National Mortgage Association at 1.125% due 06/27/14 with a value of $90,109,800; and by $5,045,000 U.S. Treasury Notes at 0.625% due 07/15/14 with a value of $5,082,838.	$94,720,000	$94,720,000

Total Short-Term Investments (Cost $422,324,754)		422,324,754

Total Investments—110.4% (Cost $3,319,809,517#)		2,889,979,034
Other assets and liabilities (net)—(10.4)%		(273,391,107)

Net Assets—100.0%		$2,616,587,927

*	Non-income producing security.
#	As of September 30, 2011, the aggregate cost of investments for federal income tax purposes was $3,319,809,517. The aggregate unrealized appreciation and depreciation of investments were $74,639,579 and $(504,470,062), respectively, resulting in net unrealized depreciation of $(429,830,483) for federal income tax purposes.
(a)	All or a portion of the security was on loan. As of September 30, 2010, the market value of securities loaned was $310,036,573 and the collateral received consisted of cash in the amount of $327,604,754. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Represents investment of cash collateral received from securities lending transactions.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

Ten Largest Industries as of September 30, 2011 (Unaudited)

% of Net Assets
Commercial Banks	11.8
Capital Markets	9.0
Automobiles	7.7
Media	6.6
Chemicals	6.1
Semiconductors & Semiconductor Equipment	4.4
Professional Services	4.1
Beverages	3.6
Building Products	3.5
Commercial Services & Supplies	3.3

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts to buy:

Settlement Date	Counterparty	Contracts to Deliver		Value at September 30, 2011	In Exchange for U.S.$	Unrealized Depreciation
06/20/2012	State Street Bank & Trust	3,600,000	AUD	$3,415,568	$3,422,556	$(6,988)
03/21/2012	State Street Bank & Trust	10,300,000	CHF	11,426,387	13,764,533	(2,338,146)
03/21/2012	State Street Bank & Trust	98,000,000	CHF	108,717,079	113,533,678	(4,816,599)

Net Unrealized Depreciation						$(7,161,733)

Forward foreign currency exchange contracts to sell:

Settlement Date	Counterparty	Contracts to Deliver		Value at September 30, 2011	In Exchange for U.S.$	Unrealized Appreciation
06/20/2012	State Street Bank & Trust	81,200,000	AUD	$77,040,034	$80,761,520	$3,721,486
03/21/2012	State Street Bank & Trust	140,000,000	CHF	155,310,112	161,548,465	6,238,353
03/21/2012	State Street Bank & Trust	27,300,000	CHF	30,285,473	31,885,074	1,599,601
03/21/2012	State Street Bank & Trust	165,200,000	CHF	183,265,934	196,485,386	13,219,452
03/21/2012	State Street Bank & Trust	57,500,000	CHF	63,788,082	68,865,574	5,077,492
03/21/2012	State Street Bank & Trust	89,000,000	CHF	98,732,857	108,852,523	10,119,666
03/21/2012	State Street Bank & Trust	87,500,000	EUR	117,647,607	124,932,850	7,285,243
03/21/2012	State Street Bank & Trust	37,500,000	EUR	50,420,403	54,509,250	4,088,847
09/19/2012	State Street Bank & Trust	1,900,000,000	JPY	24,828,070	25,045,807	217,737
09/19/2012	State Street Bank & Trust	2,300,000,000	JPY	30,055,032	30,129,557	74,525
09/19/2012	State Street Bank & Trust	30,380,000,000	JPY	396,987,776	398,949,442	1,961,666
12/21/2011	State Street Bank & Trust	106,400,000	SEK	15,540,383	16,338,063	797,680
12/21/2011	State Street Bank & Trust	26,800,000	SEK	3,914,307	4,172,830	258,523
12/21/2011	State Street Bank & Trust	60,800,000	SEK	8,880,219	9,960,682	1,080,463

Net Unrealized Appreciation						$55,740,734

AUD—	Australian Dollar
CHF—	Swiss Franc
EUR—	Euro
JPY—	Japanese Yen
SEK—	Swedish Krona

MIST-86

Met Investors Series Trust

Harris Oakmark International Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the period ended September 30, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2011:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$95,424,114	$—	$95,424,114
Canada	30,726,121	—	—	30,726,121
France	—	241,828,387	—	241,828,387
Germany	—	200,796,393	—	200,796,393
Ireland	—	54,385,660	—	54,385,660
Israel	2,565,200	—	—	2,565,200
Italy	—	84,515,260	—	84,515,260
Japan	—	612,019,349	—	612,019,349
Mexico	15,886,496	—	—	15,886,496
Netherlands	—	202,494,287	—	202,494,287
South Korea	—	32,924,118	—	32,924,118
Spain	—	62,681,445	—	62,681,445
Sweden	—	72,359,359	—	72,359,359
Switzerland	—	507,037,288	—	507,037,288
United Kingdom	36,449,650	215,561,153	—	252,010,803
Total Common Stocks	85,627,467	2,382,026,813	—	2,467,654,280
Short-Term Investments
Mutual Funds	327,604,754	—	—	327,604,754
Repurchase Agreements	—	94,720,000	—	94,720,000
Total Short-Term Investments	327,604,754	94,720,000	—	422,324,754
Total Investments	$413,232,221	$2,476,746,813	$—	$2,889,979,034

Forward Contracts**
Forward Foreign Currency Exchange Contracts to Buy (Depreciation)	$—	$(7,161,733)	$—	$(7,161,733)
Forward Foreign Currency Exchange Contracts to Sell Appreciation	—	55,740,734	—	55,740,734
Total Forward Contracts	$—	$48,579,001	$—	$48,579,001

**	Derivative instruments such as forwards, futures contracts and swap contracts are valued on the unrealized appreciation/depreciation on the instrument.

MIST-87

Met Investors Series Trust

Invesco Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stocks—96.5% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.7%
Hexcel Corp.* (a)	502,334	$11,131,721
TransDigm Group, Inc.*	270,547	22,095,574

		33,227,295

Air Freight & Logistics—1.5%
Forward Air Corp. (a)	309,546	7,877,946
Hub Group, Inc.* (a)	358,813	10,143,643

		18,021,589

Auto Components—1.1%
Tenneco, Inc.*	263,825	6,756,558
TRW Automotive Holdings Corp.*	215,605	7,056,752

		13,813,310

Biotechnology—2.9%
Acorda Therapeutics, Inc.*	277,534	5,539,579
BioMarin Pharmaceutical, Inc.* (a)	432,630	13,787,918
Incyte Corp., Ltd.* (a)	737,068	10,296,840
United Therapeutics Corp.*	146,378	5,487,711

		35,112,048

Capital Markets—1.5%
Affiliated Managers Group, Inc.* (a)	128,280	10,012,254
Greenhill & Co., Inc.	120,052	3,432,287
Stifel Financial Corp.* (a)	192,285	5,107,089

		18,551,630

Chemicals—2.4%
Intrepid Potash, Inc.*	292,909	7,284,647
Olin Corp. (a)	490,863	8,840,443
Rockwood Holdings, Inc.*	201,825	6,799,484
Solutia, Inc.*	480,253	6,171,251

		29,095,825

Commercial Banks—1.8%
City National Corp. (a)	156,978	5,927,489
Huntington Bancshares, Inc.	1,386,138	6,653,463
SVB Financial Group* (a)	238,512	8,824,944

		21,405,896

Commercial Services & Supplies—1.8%
Corrections Corp. of America*	533,912	12,114,463
Fuel Tech, Inc.* (a)	161,758	941,432
Tetra Tech, Inc.* (a)	502,085	9,409,073

		22,464,968

Communications Equipment—2.4%
Ciena Corp.* (a)	428,250	4,796,400
Finisar Corp.* (a)	461,516	8,094,991
NETGEAR, Inc.* (a)	308,453	7,985,848
Polycom, Inc.*	479,296	8,804,667

		29,681,906

Containers & Packaging—0.6%
Greif, Inc. - Class A	179,718	7,708,105

Security Description	Shares	Value

Distributors—0.7%
Pool Corp. (a)	346,355	$9,067,574

Diversified Consumer Services—0.7%
Weight Watchers International, Inc. (a)	155,422	9,053,331

Electric Utilities—1.0%
ITC Holdings Corp.	156,457	12,114,465

Electrical Equipment—1.1%
General Cable Corp.* (a)	251,269	5,867,131
Thomas & Betts Corp.*	194,215	7,751,121

		13,618,252

Electronic Equipment, Instruments & Components—0.7%
Littelfuse, Inc. (a)	204,326	8,215,948

Energy Equipment & Services—3.3%
Dresser-Rand Group, Inc.*	233,034	9,444,868
Dril-Quip, Inc.* (a)	140,053	7,550,257
FMC Technologies, Inc.*	240,160	9,030,016
Lufkin Industries, Inc. (a)	144,977	7,714,226
Patterson-UTI Energy, Inc.	405,493	7,031,249

		40,770,616

Food & Staples Retailing—0.8%
Ruddick Corp. (a)	237,025	9,241,605

Food Products—2.9%
B&G Foods, Inc. (a)	550,163	9,176,719
Diamond Foods, Inc. (a)	179,373	14,312,172
Lancaster Colony Corp. (a)	190,022	11,593,242

		35,082,133

Health Care Equipment & Supplies—4.1%
Insulet Corp.* (a)	375,579	5,731,336
Masimo Corp. (a)	417,330	9,035,194
Meridian Bioscience, Inc. (a)	328,028	5,163,161
Sirona Dental Systems, Inc.*	238,308	10,106,642
STERIS Corp. (a)	341,514	9,996,115
Zoll Medical Corp.* (a)	268,962	10,150,626

		50,183,074

Health Care Providers & Services—4.6%
Centene Corp.* (a)	323,702	9,280,536
Chemed Corp. (a)	201,230	11,059,601
Health Management Associates, Inc. - Class A*	982,243	6,797,122
HMS Holdings Corp.* (a)	313,150	7,637,729
MEDNAX, Inc.*	144,141	9,028,992
PSS World Medical, Inc.* (a)	372,889	7,342,184
VCA Antech, Inc.* (a)	330,579	5,282,652

		56,428,816

Health Care Technology—2.0%
Allscripts Healthcare Solutions, Inc.*	590,376	10,638,576
Quality Systems, Inc. (a)	138,860	13,469,420

		24,107,996

MIST-88

Met Investors Series Trust

Invesco Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Hotels, Restaurants & Leisure—4.7%
Buffalo Wild Wings, Inc.* (a)	182,675	$10,923,965
Choice Hotels International, Inc. (a)	235,374	6,995,315
Darden Restaurants, Inc. (a)	202,573	8,659,996
Jack in the Box, Inc.* (a)	420,730	8,380,941
LIFE TIME FITNESS, Inc.* (a)	291,095	10,726,851
Penn National Gaming, Inc.* (a)	347,092	11,554,693

		57,241,761

Insurance—1.4%
Brown & Brown, Inc. (a)	274,217	4,881,063
ProAssurance Corp. (a)	176,524	12,713,258

		17,594,321

Internet Software & Services—3.6%
Ancestry.com, Inc.*	244,234	5,739,499
Open Text Corp.* (a)	185,137	9,649,341
RightNow Technologies, Inc.* (a)	335,175	11,077,534
ValueClick, Inc.* (a)	768,154	11,952,476
WebMD Health Corp.*	171,915	5,183,237

		43,602,087

IT Services—0.9%
Alliance Data Systems Corp.*	123,842	11,480,153

Life Sciences Tools & Services—2.5%
Bruker Corp.*	540,847	7,317,660
PAREXEL International Corp.* (a)	369,454	6,993,764
PerkinElmer, Inc.	374,140	7,187,230
Techne Corp.	124,904	8,494,721

		29,993,375

Machinery—4.0%
Crane Co.	237,395	8,472,628
Kennametal, Inc.	257,526	8,431,401
Lincoln Electric Holdings, Inc.	294,205	8,534,887
Lindsay Co. (a)	136,385	7,337,513
Meritor, Inc.*	630,278	4,449,763
Wabtec Corp.	225,642	11,929,692

		49,155,884

Media—0.9%
DreamWorks Animation SKG, Inc. - Class A* (a)	222,594	4,046,759
National CineMedia, Inc. (a)	468,449	6,797,195

		10,843,954

Metals & Mining—1.4%
Allied Nevada Gold Corp.* (a)	112,754	4,037,721
Carpenter Technology Corp.	221,776	9,955,524
Detour Gold Corp.*	134,426	3,532,079

		17,525,324

Oil, Gas & Consumable Fuels—3.6%
Bill Barrett Corp.* (a)	231,731	8,397,931
Carrizo Oil & Gas, Inc.* (a)	297,893	6,419,594
Energen Corp.	200,176	8,185,197
HollyFrontier Corp.	432,804	11,348,121

Security Description	Shares	Value

Oil, Gas & Consumable Fuels—(Continued)
James River Coal Co.* (a)	399,145	$2,542,554
SandRidge Energy, Inc.* (a)	1,308,774	7,276,783

		44,170,180

Personal Products—1.1%
Nu Skin Enterprises, Inc. - Class A (a)	323,043	13,089,702

Pharmaceuticals—1.8%
Medicis Pharmaceutical Corp. - Class A (a)	349,192	12,738,524
Salix Pharmaceuticals, Ltd.* (a)	294,710	8,723,416

		21,461,940

Professional Services—1.0%
CoStar Group, Inc.* (a)	231,346	12,023,052

Real Estate Investment Trusts—0.8%
Colonial Properties Trust	529,900	9,622,984

Semiconductors & Semiconductor Equipment—7.0%
Cavium, Inc.* (a)	333,786	9,015,560
Cymer, Inc.* (a)	222,828	8,284,745
Hittite Microwave Corp.* (a)	205,885	10,026,600
Microsemi Corp.* (a)	586,417	9,370,944
Netlogic Microsystems, Inc.* (a)	107,372	5,165,667
PMC-Sierra, Inc.*	1,339,039	8,007,453
Power Integrations, Inc. (a)	319,333	9,774,783
Semtech Corp.* (a)	482,683	10,184,611
Teradyne, Inc.* (a)	765,823	8,431,711
Volterra Semiconductor Corp.* (a)	386,225	7,427,107

		85,689,181

Software—10.4%
ANSYS, Inc.*	195,566	9,590,557
Aspen Technology, Inc.* (a)	703,857	10,747,896
BroadSoft, Inc.* (a)	342,636	10,399,003
CommVault Systems, Inc.*	320,652	11,883,363
Fair Isaac Corp. (a)	319,075	6,965,407
Informatica Corp.*	361,910	14,820,214
Interactive Intelligence Group*	278,440	7,559,646
Manhattan Associates, Inc.* (a)	325,426	10,765,092
MICROS Systems, Inc.*	265,805	11,671,498
Parametric Technology Corp.*	408,539	6,283,330
Quest Software, Inc.* (a)	475,428	7,549,797
Solarwinds, Inc.* (a)	489,315	10,774,716
Websense, Inc.* (a)	427,675	7,398,777

		126,409,296

Specialty Retail—6.3%
Dick’s Sporting Goods, Inc.* (a)	293,925	9,834,730
DSW, Inc. - Class A	216,878	10,015,426
Foot Locker, Inc.	547,525	10,999,777
Group 1 Automotive, Inc. (a)	231,943	8,245,574
Monro Muffler Brake, Inc. (a)	274,599	9,053,529
Tractor Supply Co.	161,241	10,085,625
Urban Outfitters, Inc.* (a)	396,562	8,851,264
Vitamin Shoppe, Inc.* (a)	275,452	10,312,923

		77,398,848

MIST-89

Met Investors Series Trust

Invesco Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/Par Amount	Value

Textiles, Apparel & Luxury Goods—2.6%
Maidenform Brands, Inc.* (a)	409,689	$9,590,820
Steven Madden, Ltd.* (a)	356,770	10,738,777
Under Armour, Inc. - Class A* (a)	161,849	10,748,392

		31,077,989

Trading Companies & Distributors—1.1%
Watsco, Inc. (a)	124,533	6,363,636
WESCO International, Inc.* (a)	196,440	6,590,562

		12,954,198

Wireless Telecommunication Services—0.8%
SBA Communications Corp. - Class A* (a)	275,262	9,491,034

Total Common Stocks (Cost $1,167,188,971)		1,177,791,645

Short-Term Investments—33.3%

Mutual Funds—29.4%
State Street Navigator Securities Lending Prime Portfolio (b)	358,588,143	358,588,143

Repurchase Agreement—3.9%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/11 at 0.010% to be repurchased at $47,400,040 on 10/03/11, collateralized by $39,675,000 Federal Home Loan Mortgage Corp. at 5.125% due 11/17/17 with a value of $48,353,906.	$47,400,000	47,400,000

Total Short-Term Investments (Cost $405,988,143)		405,988,143

Total Investments—129.8% (Cost $1,573,177,114#)		1,583,779,788
Other assets and liabilities (net)—(29.8)%		(363,303,270)

Net Assets—100.0%		$1,220,476,518

*	Non-income producing security.
#	As of September 30, 2011, the aggregate cost of investments for federal income tax purposes was $1,573,177,114. The aggregate unrealized appreciation and depreciation of investments were $144,972,421 and $(134,369,747), respectively, resulting in net unrealized appreciation of $10,602,674 for federal income tax purpose.
(a)	All or a portion of the security was on loan. As of September 30, 2011, the market value of securities loaned was $340,041,184 and the collateral received consisted of cash in the amount of $358,588,143 and non-cash collateral with a value of $303,732. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Represents investment of cash collateral received from securities lending transactions.

MIST-90

Met Investors Series Trust

Invesco Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the period ended September 30, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2011:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,177,791,645	$—	$—	$1,177,791,645
Short-Term Investments
Mutual Funds	358,588,143	—	—	358,588,143
Repurchase Agreement	—	47,400,000	—	47,400,000
Total Short-Term Investments	358,588,143	47,400,000	—	405,988,143
Total Investments	$1,536,379,788	$47,400,000	$—	$1,583,779,788

*	See Schedule of Investments for additional detailed categorizations.

MIST-91

Met Investors Series Trust

Janus Forty Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stocks—99.7% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.5%
Precision Castparts Corp.	244,750	$38,048,835

Air Freight & Logistics—5.6%
C.H. Robinson Worldwide, Inc. (a)	530,160	36,300,055
United Parcel Service, Inc. - Class B	793,800	50,128,470

		86,428,525

Automobiles—2.0%
Ford Motor Co.* (a)	3,126,570	30,233,932

Beverages—0.9%
Anheuser-Busch InBev N.V.	271,272	14,441,775

Biotechnology—9.1%
Celgene Corp.*	1,845,166	114,252,679
Vertex Pharmaceuticals, Inc.*	607,435	27,055,155

		141,307,834

Capital Markets—1.4%
Charles Schwab Corp. (The) (a)	1,950,751	21,984,964

Chemicals—0.8%
Israel Chemicals, Ltd.	1,091,655	12,221,565

Commercial Banks—1.5%
Standard Chartered plc	1,176,327	23,522,414

Commercial Services & Supplies—2.2%
Iron Mountain, Inc. (a)	1,066,965	33,737,433

Computers & Peripherals—13.1%
Apple, Inc.*	382,298	145,724,352
EMC Corp.*	2,688,475	56,431,090

		202,155,442

Electronic Equipment, Instruments & Components—3.0%
Amphenol Corp. - Class A	400,005	16,308,204
TE Connectivity, Ltd.	1,091,615	30,718,046

		47,026,250

Energy Equipment & Services—3.9%
Baker Hughes, Inc.	671,240	30,984,439
Halliburton Co.	943,160	28,785,243

		59,769,682

Health Care Providers & Services—7.7%
Express Scripts, Inc.*	1,037,295	38,452,526
Medco Health Solutions, Inc.*	1,700,822	79,751,543

		118,204,069

Hotels, Restaurants & Leisure—1.4%
MGM Resorts International* (a)	2,262,872	21,022,081

Insurance—3.1%
AIA Group, Ltd.	8,005,600	22,769,875
Prudential plc	2,933,075	25,151,402

		47,921,277

Security Description	Shares	Value

Internet & Catalog Retail—1.0%
Amazon.com, Inc.*	72,230	$15,618,293

Internet Software & Services—8.0%
eBay, Inc.*	4,172,230	123,039,063

Machinery—4.4%
FANUC Corp. (a)	489,800	67,513,828

Media—4.0%
News Corp. - Class A	3,945,540	61,037,504

Metals & Mining—3.0%
Ivanhoe Mines, Ltd.* (a)	3,436,057	47,073,981

Oil, Gas & Consumable Fuels—2.0%
Southwestern Energy Co.* (a)	935,580	31,182,881

Real Estate Management & Development—0.2%
Hang Lung Properties, Ltd.	1,081,249	3,197,921

Software—8.4%
Adobe Systems, Inc.*	1,067,305	25,796,762
Microsoft Corp.	2,527,135	62,900,390
Oracle Corp.	1,452,431	41,742,867

		130,440,019

Specialty Retail—4.0%
Limited Brands, Inc.	1,590,640	61,255,546

Textiles, Apparel & Luxury Goods—4.0%
Compagnie Financiere Richemont S.A. - Class A	701,275	31,178,260
NIKE, Inc. - Class B	251,190	21,479,257
Prada S.p.A.*	2,350,500	9,760,724

		62,418,241

Wireless Telecommunication Services—2.5%
Crown Castle International Corp.*	967,370	39,342,938

Total Common Stocks (Cost $1,525,871,057)		1,540,146,293

Short-Term Investments—10.0%

Mutual Funds—9.6%
State Street Navigator Securities Lending Prime Portfolio (b)	148,771,129	148,771,129

MIST-92

Met Investors Series Trust

Janus Forty Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Short-Term Investments—10.0%

Security Description	Par Amount	Value

Repurchase Agreement—0.4%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/11 at 0.010% to be repurchased at $5,699,005 on 10/03/11, collateralized by $5,735,000 Federal Home Loan Mortgage Corp. at 3.250% due 11/10/20 with a value of $5,813,856.	$5,699,000	$5,699,000

Total Short-Term Investments (Cost $154,470,129)		154,470,129

Total Investments—109.7% (Cost $1,680,341,186#)		1,694,616,422
Other assets and liabilities (net)—(9.7)%		(150,487,693)

Net Assets—100.0%		$1,544,128,729

*	Non-income producing security.
#	As of September 30, 2011, the aggregate cost of investments for federal income tax purposes was $1,680,341,186. The aggregate unrealized appreciation and depreciation of investments were $207,581,389 and $(193,306,153), respectively, resulting in net unrealized appreciation of $14,275,236 for federal income tax purposes.
(a)	All or a portion of the security was on loan. As of September 30, 2011, the market value of securities loaned was $148,427,038 and the collateral received consisted of cash in the amount of $148,771,129 and non-cash collateral with a value of $6,850,437. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Represents investment of cash collateral received from securities lending transactions.

MIST-93

Met Investors Series Trust

Janus Forty Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the period ended September 30, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2011:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$38,048,835	$—	$—	$38,048,835
Air Freight & Logistics	86,428,525	—	—	86,428,525
Automobiles	30,233,932	—	—	30,233,932
Beverages	—	14,441,775	—	14,441,775
Biotechnology	141,307,834	—	—	141,307,834
Capital Markets	21,984,964	—	—	21,984,964
Chemicals	—	12,221,565	—	12,221,565
Commercial Banks	—	23,522,414	—	23,522,414
Commercial Services & Supplies	33,737,433	—	—	33,737,433
Computers & Peripherals	202,155,442	—	—	202,155,442
Electronic Equipment, Instruments & Components	47,026,250	—	—	47,026,250
Energy Equipment & Services	59,769,682	—	—	59,769,682
Health Care Providers & Services	118,204,069	—	—	118,204,069
Hotels, Restaurants & Leisure	21,022,081	—	—	21,022,081
Insurance	—	47,921,277	—	47,921,277
Internet & Catalog Retail	15,618,293	—	—	15,618,293
Internet Software & Services	123,039,063	—	—	123,039,063
Machinery	—	67,513,828	—	67,513,828
Media	61,037,504	—	—	61,037,504
Metals & Mining	47,073,981	—	—	47,073,981
Oil, Gas & Consumable Fuels	31,182,881	—	—	31,182,881
Real Estate Management & Development	—	3,197,921	—	3,197,921
Software	130,440,019	—	—	130,440,019
Specialty Retail	61,255,546	—	—	61,255,546
Textiles, Apparel & Luxury Goods	31,239,981	31,178,260	—	62,418,241
Wireless Telecommunication Services	39,342,938	—	—	39,342,938
Total Common Stocks	1,340,149,253	199,997,040	—	1,540,146,293
Short-Term Investments
Mutual Funds	148,771,129	—	—	148,771,129
Repurchase Agreement	—	5,699,000	—	5,699,000
Total Short-Term Investments	148,771,129	5,699,000	—	154,470,129
Total Investments	$1,488,920,382	$205,696,040	$—	$1,694,616,422

MIST-94

Met Investors Series Trust

Lazard Mid Cap Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stocks—95.8% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.0%
Rockwell Collins, Inc. (a)	130,000	$6,858,800

Auto Components—1.6%
Lear Corp. (a)	124,600	5,345,340

Beverages—2.3%
Molson Coors Brewing Co. - Class B (a)	193,800	7,676,418

Capital Markets—3.4%
Ameriprise Financial, Inc.	162,800	6,407,808
Invesco, Ltd.	327,100	5,073,321

		11,481,129

Chemicals—0.8%
Eastman Chemical Co.	39,700	2,720,641

Commercial Banks—3.1%
City National Corp. (a)	70,300	2,654,528
Fifth Third Bancorp. (a)	498,700	5,036,870
Signature Bank* (a)	56,500	2,696,745

		10,388,143

Commercial Services & Supplies—2.2%
Corrections Corp. of America* (a)	330,400	7,496,776

Computers & Peripherals—4.1%
Lexmark International, Inc. - Class A* (a)	147,400	3,984,222
NCR Corp.* (a)	322,100	5,440,269
SanDisk Corp.*	111,000	4,478,850

		13,903,341

Construction & Engineering—0.7%
Foster Wheeler AG* (a)	132,600	2,358,954

Containers & Packaging—1.9%
Ball Corp.	127,500	3,955,050
Bemis Co., Inc. (a)	89,500	2,623,245

		6,578,295

Diversified Consumer Services—1.2%
DeVry, Inc. (a)	107,500	3,973,200

Electrical Equipment—1.6%
Thomas & Betts Corp.* (a)	131,800	5,260,138

Electronic Equipment, Instruments & Components—0.9%
Ingram Micro, Inc. - Class A* (a)	190,000	3,064,700

Energy Equipment & Services—3.0%
Rowan Cos., Inc.* (a)	183,300	5,533,827
Tidewater, Inc. (a)	106,800	4,490,940

		10,024,767

Food Products—3.9%
Campbell Soup Co. (a)	186,000	6,020,820
Ralcorp Holdings, Inc.* (a)	91,800	7,041,978

		13,062,798

Security Description	Shares	Value

Health Care Equipment & Supplies—2.4%
DENTSPLY International, Inc. (a)	108,000	$3,314,520
Zimmer Holdings, Inc.* (a)	92,800	4,964,800

		8,279,320

Health Care Providers & Services—3.3%
Healthsouth Corp.* (a)	142,400	2,126,032
Laboratory Corp. of America Holdings* (a)	76,100	6,015,705
Quest Diagnostics, Inc. (a)	62,800	3,099,808

		11,241,545

Hotels, Restaurants & Leisure—3.2%
Darden Restaurants, Inc. (a)	101,400	4,334,850
International Game Technology (a)	442,900	6,435,337

		10,770,187

Household Durables—0.8%
Newell Rubbermaid, Inc.	239,800	2,846,426

Household Products—2.4%
Energizer Holdings, Inc.* (a)	124,400	8,265,136

Insurance—1.8%
PartnerRe, Ltd. (a)	64,700	3,381,869
Principal Financial Group, Inc. (a)	123,600	2,802,012

		6,183,881

IT Services—3.3%
Amdocs, Ltd.*	251,900	6,831,528
Teradata Corp.* (a)	83,300	4,459,049

		11,290,577

Leisure Equipment & Products—1.5%
Mattel, Inc. (a)	196,900	5,097,741

Life Sciences Tools & Services—1.6%
Waters Corp.* (a)	70,200	5,299,398

Machinery—2.8%
Dover Corp. (a)	147,500	6,873,500
Timken Co. (The) (a)	75,600	2,481,192

		9,354,692

Media—0.7%
Interpublic Group of Cos., Inc. (The) (a)	326,100	2,347,920

Metals & Mining—2.4%
Cliffs Natural Resources, Inc. (a)	45,300	2,318,001
Compass Minerals International, Inc. (a)	77,600	5,182,128
Stillwater Mining Co.* (a)	61,200	520,200

		8,020,329

Multi-Utilities—4.9%
CMS Energy Corp. (a)	475,400	9,408,166
Wisconsin Energy Corp. (a)	224,500	7,024,605

		16,432,771

MIST-95

Met Investors Series Trust

Lazard Mid Cap Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stocks—(Continued)
Security Description	Shares	Value

Multiline Retail—1.3%
Big Lots, Inc.* (a)	131,100	$4,566,213

Oil, Gas & Consumable Fuels—5.7%
CONSOL Energy, Inc. (a)	53,500	1,815,255
Energen Corp.	111,500	4,559,235
EQT Corp.	59,300	3,164,248
Marathon Petroleum Corp. (a)	106,000	2,868,360
Noble Energy, Inc. (a)	49,900	3,532,920
QEP Resources, Inc. (a)	124,900	3,381,043

		19,321,061

Personal Products—0.7%
Avon Products, Inc. (a)	114,000	2,234,400

Pharmaceuticals—2.9%
Medicis Pharmaceutical Corp. - Class A (a)	133,200	4,859,136
Warner Chilcott plc - Class A* (a)	338,400	4,839,120

		9,698,256

Professional Services—2.2%
Equifax, Inc. (a)	236,600	7,273,084

Real Estate Investment Trusts—6.3%
Duke Realty Corp. (a)	380,500	3,995,250
Kilroy Realty Corp. (a)	105,700	3,308,410
LaSalle Hotel Properties (a)	226,400	4,346,880
Macerich Co. (The) (a)	116,700	4,974,921
Tanger Factory Outlet Centers, Inc. (a)	176,600	4,593,366

		21,218,827

Semiconductors & Semiconductor Equipment—1.5%
Xilinx, Inc. (a)	190,000	5,213,600

Software—6.2%
BMC Software, Inc.* (a)	165,200	6,370,112
Intuit, Inc.*	114,900	5,450,856
Quest Software, Inc.* (a)	215,400	3,420,552
Symantec Corp.*	350,700	5,716,410

		20,957,930

Specialty Retail—5.2%
ANN, Inc.* (a)	135,300	3,090,252
AutoZone, Inc.* (a)	7,900	2,521,601
Ross Stores, Inc.	111,500	8,773,935
TJX Cos., Inc. (The) (a)	59,100	3,278,277

		17,664,065

Total Common Stocks (Cost $368,581,230)		323,770,799

Preferred Stock—1.0%

Transportation Infrastructure—1.0%
Better Place LLC, Series B* (b) (Cost $3,539,700)	1,179,900	3,539,700

Short-Term Investments—31.3%
Security Description	Shares/Par Amount	Value

Mutual Funds—28.4%
State Street Navigator Securities Lending Prime Portfolio (c)	96,127,653	$96,127,653

Repurchase Agreement—2.9%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/11 at 0.010% to be repurchased at $9,600,008 on 10/03/11, collateralized by $9,135,000 Federal Home Loan Bank at 4.183% due 06/27/18 with a value of $9,797,288.	$9,600,000	9,600,000

Total Short-Term Investments (Cost $105,727,653)		105,727,653

Total Investments—128.1% (Cost $477,848,583#)		433,038,152
Other assets and liabilities (net)—(28.1)%		(94,921,098)

Net Assets—100.0%		$338,117,054

*	Non-income producing security.
#	As of September 30, 2011, the aggregate cost of investments for federal income tax purposes was $477,848,583. The aggregate unrealized appreciation and depreciation of investments were $6,545,781 and $(51,356,212), respectively, resulting in net unrealized depreciation of $(44,810,431) for federal income tax purposes.
(a)	All or a portion of the security was on loan. As of September 30, 2011, the market value of securities loaned was $94,515,321 and the collateral received consisted of cash in the amount of $96,127,653 and non-cash collateral with a value of $2,872,089. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Security was valued in good faith under procedures approved by the Board of Trustees.
(c)	Represents investment of cash collateral received from securities lending transactions.

MIST-96

Met Investors Series Trust

Lazard Mid Cap Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the period ended September 30, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2011:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$323,770,799	$—	$—	$323,770,799
Total Preferred Stock*	—	—	3,539,700	3,539,700
Short-Term Investments
Mutual Funds	96,127,653	—	—	96,127,653
Repurchase Agreement	—	9,600,000	—	9,600,000
Total Short-Term Investments	96,127,653	9,600,000	—	105,727,653
Total Investments	$419,898,452	$9,600,000	$3,539,700	$433,038,152

*	See Schedule of Investments for additional detailed categorizations.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2010	Net Purchases	Balance as of September 30, 2011	Change in Unrealized Appreciation/ (Depreciation) for Investments Still Held at September 30, 2011
Preferred Stock
Transportation Infrastructure	$3,539,700	$—	$3,539,700	$—

MIST-97

Met Investors Series Trust

Legg Mason ClearBridge Aggressive Growth Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stocks—95.3% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.1%
L-3 Communications Holdings, Inc. (a)	329,800	$20,437,706

Biotechnology—18.9%
Amgen, Inc.	990,700	54,438,965
Biogen Idec, Inc.*	1,032,700	96,196,005
BioMimetic Therapeutics, Inc.* (a)	229,340	756,822
Human Genome Sciences, Inc.* (a)	635,770	8,067,921
ImmunoGen, Inc.* (a)	192,900	2,114,184
Isis Pharmaceuticals, Inc.* (a)	188,435	1,277,589
Vertex Pharmaceuticals, Inc.*	425,172	18,937,161

		181,788,647

Communications Equipment—0.6%
Arris Group, Inc.* (a)	122,915	1,266,025
Nokia Oyj (ADR) (a)	744,900	4,216,134

		5,482,159

Computers & Peripherals—3.8%
SanDisk Corp.*	695,090	28,046,881
Seagate Technology plc (a)	863,300	8,874,724

		36,921,605

Construction & Engineering—0.9%
Fluor Corp.	184,910	8,607,561

Electronic Equipment, Instruments & Components—2.4%
Dolby Laboratories, Inc. - Class A* (a)	230,000	6,311,200
TE Connectivity, Ltd.	589,325	16,583,606

		22,894,806

Energy Equipment & Services—9.7%
Core Laboratories N.V.	350,000	31,440,500
National Oilwell Varco, Inc.	417,778	21,398,589
Weatherford International, Ltd.*	3,322,500	40,567,725

		93,406,814

Health Care Equipment & Supplies—2.5%
Covidien plc (a)	549,825	24,247,282

Health Care Providers & Services—9.3%
UnitedHealth Group, Inc.	1,939,700	89,458,964

Industrial Conglomerates—2.7%
Tyco International, Ltd.	639,325	26,052,494

Internet & Catalog Retail—1.3%
Liberty Media Corp. - Interactive - Class A*	854,200	12,616,534

Machinery—2.3%
Pall Corp.	510,000	21,624,000

Media—15.8%
AMC Networks, Inc. - Class A* (a)	378,125	12,081,094
Cablevision Systems Corp. - Class A	1,512,500	23,791,625
CBS Corp. - Class B	162,600	3,313,788
Comcast Corp. - Class A (a)	392,000	8,192,800
Comcast Corp. - Special Class A	2,315,600	47,909,764

Security Description	Shares	Value

Media—(Continued)
DIRECTV - Class A*	485,575	$20,515,544
Liberty Global, Inc. - Class A*	139,200	5,036,256
Liberty Media Corp. - Liberty Capital - Class A*	161,600	10,684,992
Liberty Media Corp. - Liberty Starz - Class A*	70,690	4,493,056
Madison Square Garden, Inc. (The) - Class A* (a)	412,850	9,412,980
Viacom, Inc. - Class B (a)	159,900	6,194,526

		151,626,425

Metals & Mining—1.3%
Freeport-McMoRan Copper & Gold, Inc.	273,700	8,334,165
Nucor Corp. (a)	126,500	4,002,460

		12,336,625

Oil, Gas & Consumable Fuels—7.8%
Anadarko Petroleum Corp.	1,184,960	74,711,728

Pharmaceuticals—6.8%
Forest Laboratories, Inc.*	1,226,200	37,754,698
Teva Pharmaceutical Industries, Ltd. (ADR)	144,600	5,382,012
Valeant Pharmaceuticals International, Inc.	586,870	21,784,614

		64,921,324

Semiconductors & Semiconductor Equipment—5.3%
Broadcom Corp. - Class A (a)	772,445	25,714,694
Cirrus Logic, Inc.* (a)	171,400	2,526,436
Cree, Inc.* (a)	295,400	7,674,492
Intel Corp.	579,648	12,363,892
Standard Microsystems Corp.* (a)	137,800	2,673,320

		50,952,834

Software—1.8%
Advent Software, Inc.* (a)	8,700	181,395
Autodesk, Inc.* (a)	307,500	8,542,350
Citrix Systems, Inc.*	164,300	8,959,279

		17,683,024

Specialty Retail—0.0%
Charming Shoppes, Inc.* (a)	177,100	460,460

Total Common Stocks (Cost $913,044,699)		916,230,992

Short-Term Investments—10.8%

Mutual Funds—6.1%
State Street Navigator Securities Lending Prime Portfolio (b)	58,594,522	58,594,522

MIST-98

Met Investors Series Trust

Legg Mason ClearBridge Aggressive Growth Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Par Amount	Value

Repurchase Agreement—4.7%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/11 at 0.010% to be repurchased at $45,313,038 on 10/03/11, collateralized by $37,390,000 Federal Home Loan Bank at 5.250% due 12/11/20 with a value of $46,223,388.	$45,313,000	$45,313,000

Total Short-Term Investments (Cost $103,907,522)		103,907,522

Total Investments—106.1% (Cost $1,016,952,221#)		1,020,138,514
Other assets and liabilities (net)—(6.1)%		(59,086,374)

Net Assets—100.0%		$961,052,140

*	Non-income producing security.
#	As of September 30, 2011, the aggregate cost of investments for federal income tax purposes was $1,016,952,221. The aggregate unrealized appreciation and depreciation of investments were $120,318,896 and $(117,132,603), respectively, resulting in net unrealized appreciation of $3,186,293 for federal income tax purposes.
(a)	All or a portion of the security was on loan. As of September 30, 2011, the market value of securities loaned was $54,764,866 and the collateral received consisted of cash in the amount of $58,594,522 and non-cash collateral with a value of $154,248. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Represents investment of cash collateral received from securities lending transactions
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

MIST-99

Met Investors Series Trust

Legg Mason ClearBridge Aggressive Growth Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the period ended September 30, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2011:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$916,230,992	$—	$—	$916,230,992
Short-Term Investments
Mutual Funds	58,594,522	—	—	58,594,522
Repurchase Agreement	—	45,313,000	—	45,313,000
Total Short-Term Investments	58,594,522	45,313,000	—	103,907,522
Total Investments	$974,825,514	$45,313,000	$—	$1,020,138,514

*	See Schedule of Investments for additional detailed categorizations.

MIST-100

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stocks—64.1% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.4%
Embraer S.A. (ADR) (a)	174,105	$4,417,044
Precision Castparts Corp.	28,293	4,398,430

		8,815,474

Beverages—6.0%
Anheuser-Busch InBev N.V.	100,638	5,357,690
Coca-Cola Enterprises, Inc.	189,382	4,711,824
Diageo plc	285,252	5,437,229
PepsiCo, Inc. (a)	100,094	6,195,819

		21,702,562

Biotechnology—1.1%
Vertex Pharmaceuticals, Inc.*	86,480	3,851,819

Chemicals—2.2%
LG Chem, Ltd.	10,458	2,770,633
Praxair, Inc.	56,071	5,241,517

		8,012,150

Commercial Banks—4.0%
Banco Santander Chile (ADR) (a)	64,850	4,765,178
PNC Financial Services Group, Inc.	75,320	3,629,671
Standard Chartered plc	297,003	5,939,018

		14,333,867

Communications Equipment—1.0%
QUALCOMM, Inc.	74,542	3,624,977

Computers & Peripherals—4.5%
Apple, Inc.*	42,857	16,336,231

Consumer Finance—1.5%
American Express Co.	116,360	5,224,564

Diversified Telecommunication Services—2.1%
AT&T, Inc.	126,067	3,595,431
CenturyLink, Inc. (a)	124,680	4,129,401

		7,724,832

Electrical Equipment—1.0%
Mitsubishi Electric Corp.	410,000	3,635,369

Energy Equipment & Services—3.8%
FMC Technologies, Inc.* (a)	155,528	5,847,853
National Oilwell Varco, Inc.	88,111	4,513,045
Schlumberger, Ltd.	57,078	3,409,269

		13,770,167

Hotels, Restaurants & Leisure—2.1%
Arcos Dorados Holdings, Inc. - Class A (a)	166,384	3,858,445
Wynn Macau, Ltd.	1,679,600	3,861,254

		7,719,699

Independent Power Producers & Energy Traders—1.3%
Calpine Corp.* (a)	339,651	4,782,286

Security Description	Shares	Value

Industrial Conglomerates—1.8%
Siemens AG	71,933	$6,523,563

Internet & Catalog Retail—1.5%
Priceline.com, Inc.* (a)	12,321	5,537,797

Internet Software & Services—4.1%
Baidu, Inc. (ADR)*	60,395	6,456,829
Google, Inc. - Class A*	11,134	5,727,107
Mail.ru Group, Ltd. (GDR)* (144A)	85,498	2,496,541

		14,680,477

Machinery—3.6%
Atlas Copco A.B. - A Shares (a)	216,210	3,841,833
Caterpillar, Inc. (a)	63,066	4,656,793
FANUC Corp. (a)	33,000	4,548,706

		13,047,332

Metals & Mining—0.8%
Antofagasta plc	196,398	2,793,740

Multiline Retail—0.8%
S.A.C.I. Falabella	347,460	2,772,195

Oil, Gas & Consumable Fuels—1.2%
Royal Dutch Shell plc (ADR)	69,704	4,288,190

Personal Products—1.9%
Estee Lauder Cos., Inc. (The) - Class A	39,552	3,474,248
Natura Cosmeticos S.A.	205,293	3,550,534

		7,024,782

Pharmaceuticals—4.4%
Genomma Lab Internacional S.A.B. de C.V. - Class B* (a)	1,543,368	2,562,858
Novo Nordisk A.S. - Class B	84,121	8,395,135
Sanofi	68,876	4,539,716
Valeant Pharmaceuticals International, Inc.	9,742	361,623

		15,859,332

Real Estate Management & Development—2.1%
China Overseas Land & Investment, Ltd.	1,690,000	2,414,862
Hang Lung Properties, Ltd.	641,000	1,895,833
Jones Lang LaSalle, Inc. (a)	60,376	3,128,080

		7,438,775

Software—3.7%
Microsoft Corp.	166,616	4,147,072
Oracle Corp.	150,019	4,311,546
Salesforce.com, Inc.* (a)	21,410	2,446,735
VMware, Inc. - Class A* (a)	32,060	2,576,983

		13,482,336

Specialty Retail—1.2%
CIA Hering	244,000	4,142,165

MIST-101

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/Par Amount	Value

Textiles, Apparel & Luxury Goods—0.6%
Burberry Group plc	128,404	$2,328,626

Tobacco—1.1%
British American Tobacco plc	92,002	3,906,750

Trading Companies & Distributors—0.8%
Mills Estruturas e Servicos de Engenharia S.A.	287,400	2,997,876

Wireless Telecommunication Services—1.5%
Vodafone Group plc	2,143,296	5,545,021

Total Common Stocks (Cost $233,680,584)		231,902,954

Domestic Bonds & Debt Securities—14.7%

Aerospace & Defense—0.1%
Textron, Inc. 3.875%, 03/11/13 (EUR)	250,000	336,854

Airlines—0.8%
Delta Air Lines, Inc. 8.954%, 08/10/14	1,487,283	1,464,974
8.021%, 08/10/22	1,520,134	1,482,131

		2,947,105

Auto Components—0.3%
Goodyear Tire & Rubber Co. (The) 7.000%, 03/15/28	1,228,000	1,117,480

Automobiles—2.0%
Ford Motor Co. 6.625%, 10/01/28	5,750,000	5,735,326
7.450%, 07/16/31 (a)	1,465,000	1,661,134

		7,396,460

Building Products—0.4%
Masco Corp. 7.125%, 03/15/20	125,000	121,318
7.750%, 08/01/29	50,000	49,164
USG Corp. 6.300%, 11/15/16	195,000	143,813
9.750%, 01/15/18	1,495,000	1,209,081

		1,523,376

Capital Markets—0.9%
Goldman Sachs Group, Inc. (The) 6.875%, 01/18/38 (GBP)	100,000	127,383
Merrill Lynch & Co., Inc. 6.220%, 09/15/26	100,000	84,765
6.110%, 01/29/37	1,000,000	776,998
Morgan Stanley 5.375%, 11/14/13 (GBP)	240,000	370,434
7.625%, 03/03/16 (AUD)	500,000	483,214
5.750%, 01/25/21	1,600,000	1,474,685

		3,317,479

Security Description	Par Amount	Value

Chemicals—0.0%
Hercules, Inc. 6.500%, 06/30/29	$10,000	$7,450
Incitec Pivot Finance LLC 6.000%, 12/10/19 (144A)	80,000	88,114

		95,564

Commercial Banks—0.6%
CIT Group, Inc. 7.000%, 05/01/14 (a)	68,626	70,084
7.000%, 05/01/15	389,936	387,499
7.000%, 05/01/16 (a)	649,893	631,209
7.000%, 05/01/17	909,852	883,694
Wells Fargo & Co. 4.625%, 11/02/35 (GBP)	100,000	138,274
Series EMTN 4.875%, 11/29/35 (GBP)	100,000	119,541

		2,230,301

Consumer Finance—0.7%
Ally Financial, Inc. 8.000%, 12/31/18	448,000	409,920
8.000%, 11/01/31	736,000	645,840
Springleaf Finance Corp. Series I
5.400%, 12/01/15	390,000	286,650
Series J 5.900%, 09/15/12 (a)	100,000	92,375
6.900%, 12/15/17	100,000	71,250
Series MTN 5.850%, 06/01/13	245,000	210,700
5.750%, 09/15/16	600,000	439,500
Series MTNI 4.875%, 07/15/12	200,000	187,500

		2,343,735

Diversified Financial Services—0.6%
Bank of America Corp. 4.750%, 05/06/19 (EUR) (b)	285,000	274,165
Series MTN 5.000%, 05/13/21	90,000	80,442
General Electric Capital Corp. Series GMTN
7.625%, 12/10/14 (NZD)	850,000	712,914
International Lease Finance Corp. 6.250%, 05/15/19	1,105,000	961,850

		2,029,371

Diversified Telecommunication Services—1.5%
CenturyLink, Inc. 6.450%, 06/15/21	65,000	60,335
7.600%, 09/15/39	245,000	220,976
Series G 6.875%, 01/15/28	45,000	39,052
Level 3 Communications, Inc. 3.500%, 06/15/12	160,000	158,600
Level 3 Financing, Inc. 8.750%, 02/15/17	670,000	620,588
9.375%, 04/01/19 (144A) (a)	95,000	88,825

MIST-102

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount	Value

Diversified Telecommunication Services—(Continued)
Qwest Capital Funding, Inc. 7.625%, 08/03/21	$1,070,000	$1,112,800
7.750%, 02/15/31	1,445,000	1,351,075
Sprint Capital Corp. 6.900%, 05/01/19 (a)	735,000	635,775
6.875%, 11/15/28	1,250,000	940,625
8.750%, 03/15/32	350,000	305,813

		5,534,464

Food & Staples Retailing—1.1%
New Albertson’s, Inc. 7.450%, 08/01/29	5,470,000	4,129,850

Health Care Providers & Services—2.4%
HCA, Inc. 7.500%, 12/15/23	315,000	285,075
7.690%, 06/15/25	755,000	683,275
7.580%, 09/15/25	1,375,000	1,237,500
7.050%, 12/01/27	80,000	67,200
7.500%, 11/06/33	5,060,000	4,338,950
7.750%, 07/15/36	1,420,000	1,235,400
Kindred Healthcare, Inc. 8.250%, 06/01/19 (144A)	195,000	149,906
Tenet Healthcare Corp. 6.875%, 11/15/31	910,000	696,150

		8,693,456

Household Durables—0.1%
K. Hovnanian Enterprises, Inc.
6.375%, 12/15/14	170,000	87,975
6.250%, 01/15/15	530,000	198,750
7.500%, 05/15/16	15,000	5,325

		292,050

Industrial Conglomerates—1.3%
Borden, Inc. 8.375%, 04/15/16	3,030,000	2,545,200
9.200%, 03/15/21	1,910,000	1,442,050
7.875%, 02/15/23	899,000	696,725

		4,683,975

Insurance—0.2%
Forethought Financial Group, Inc. 8.625%, 04/15/21 (144A)	820,000	845,664

Leisure Equipment & Products—0.1%
Eastman Kodak Co. 7.250%, 11/15/13	30,000	13,350
9.750%, 03/01/18 (144A)	160,000	112,800
10.625%, 03/15/19 (144A)	240,000	171,600

		297,750

Machinery—0.2%
Cummins, Inc. 6.750%, 02/15/27	509,000	617,511

Security Description	Par Amount	Value

Metals & Mining—0.4%
Alcoa, Inc. 5.900%, 02/01/27 (a)	$975,000	$967,630
Gerdau Holdings, Inc. 7.000%, 01/20/20 (144A)	400,000	414,000

		1,381,630

Multiline Retail—0.1%
JC Penney Corp., Inc. 7.625%, 03/01/97	250,000	211,250

Oil, Gas & Consumable Fuels—0.4%
NGC Corp. Capital Trust Series B 8.316%, 06/01/27 (d)	540,000	207,900
TXU Corp. 5.550%, 11/15/14 (a)	630,000	390,600
6.500%, 11/15/24	1,620,000	623,700
6.550%, 11/15/34 (a)	120,000	45,000

		1,267,200

Real Estate Investment Trusts—0.5%
iStar Financial, Inc. 5.500%, 06/15/12 (a)	115,000	110,688
5.950%, 10/15/13	955,000	838,012
5.700%, 03/01/14	125,000	101,250
6.050%, 04/15/15 (a)	40,000	32,000
5.875%, 03/15/16 (a)	220,000	176,000
Weyerhaeuser Co. 6.950%, 10/01/27	60,000	64,365
7.375%, 03/15/32	320,000	319,979

		1,642,294

Specialty Retail—0.0%
Toys “R” Us, Inc. 7.375%, 10/15/18	150,000	128,250

Wireless Telecommunication Services—0.0%
Sprint Nextel Corp. 6.000%, 12/01/16	109,000	94,285

Total Domestic Bonds & Debt Securities (Cost $53,957,375)		53,157,354

Foreign Bonds & Debt Securities—12.7%

Aerospace & Defense—0.1%
Finmeccanica S.p.A. 4.875%, 03/24/25 (EUR)	290,000	326,448

Automobiles—0.1%
Kia Motors Corp. 3.625%, 06/14/16 (144A)	300,000	298,733

Building Products—0.2%
Voto-Votorantim, Ltd. 6.750%, 04/05/21 (144A)	300,000	298,500

MIST-103

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Foreign Bonds & Debt Securities—(Continued)

Security Description	Par Amount	Value

Building Products—(Continued)
Votorantim Cimentos S.A. 7.250%, 04/05/41 (144A)	$600,000	$567,000

		865,500

Chemicals—0.2%
Braskem Finance, Ltd. 5.750%, 04/15/21 (144A)	200,000	184,520
LPG International, Inc. 7.250%, 12/20/15	175,000	195,125
Mexichem S.A.B. de C.V. 8.750%, 11/06/19 (144A)	400,000	464,000

		843,645

Commercial Banks—1.5%
Akbank T.A.S. 5.125%, 07/22/15 (144A)	200,000	195,000
Banco Santander Chile 6.500%, 09/22/20 (144A) (CLP)	250,000,000	473,372
Banco Votorantim S.A. 6.250%, 05/16/16 (144A) (BRL)	450,000	253,061
Barclays Bank plc Series EMTN 3.680%, 08/20/15 (KRW)	220,000,000	187,616
BBVA Bancomer S.A. 6.500%, 03/10/21 (144A)	300,000	279,750
Canara Bank, Ltd. 6.365%, 11/28/21 (b)	200,000	186,791
European Investment Bank 2.375%, 07/10/20 (CHF)	430,000	517,274
Export-Import Bank of Korea 4.000%, 11/26/15 (144A) (PHP)	8,000,000	170,648
Hana Bank 4.000%, 11/03/16 (144A)	200,000	193,440
ICICI Bank, Ltd. 6.375%, 04/30/22 (144A) (b)	300,000	250,500
Inter-American Development Bank Series EMTN 4.750%, 01/10/14 (INR)	48,200,000	1,003,564
International Bank for Reconstruction & Development (The)
Series GDIF
2.300%, 02/26/13 (KRW)	900,000,000	777,115
Itau Unibanco Holding S.A. 6.200%, 12/21/21 (144A) (a)	300,000	297,000
Standard Chartered Bank 5.875%, 09/26/17 (EUR)	250,000	333,863
Woori Bank 5.875%, 04/13/21 (144A)	200,000	191,856

		5,310,850

Construction Materials—0.1%
Lafarge S.A. 4.750%, 03/23/20 (EUR)	225,000	242,768

Consumer Finance—0.1%
Sydney Airport Finance Co. Pty, Ltd. 5.125%, 02/22/21 (144A)	140,000	146,051

Security Description	Par Amount	Value

Distributors—0.2%
Marfrig Holding Europe BV 8.375%, 05/09/18 (144A) (a)	$300,000	$192,000
Marfrig Overseas, Ltd. 9.625%, 11/16/16 (144A)	530,000	402,800
9.500%, 05/04/20 (144A)	300,000	195,000

		789,800

Diversified Financial Services—0.4%
Banco Nacional de Desenvolvimento Economico e Social
6.500%, 06/10/19 (144A) (a)	400,000	445,430
Fibria Overseas Finance, Ltd. 7.500%, 05/04/20 (144A)	239,000	227,050
6.750%, 03/03/21 (144A)	300,000	272,883
Macquarie Bank, Ltd. 6.625%, 04/07/21 (144A)	500,000	470,538

		1,415,901

Diversified Telecommunication Services—0.4%
Axtel S.A.B. de C.V. 9.000%, 09/22/19 (144A)	720,000	612,000
Bell Canada 6.100%, 03/16/35 (144A) (CAD)	300,000	306,358
Brasil Telecom S.A. 9.750%, 09/15/16 (144A) (BRL)	300,000	148,359
Telecom Italia Capital S.A. 6.000%, 09/30/34	350,000	287,136
Telefonica Emisiones SAU 4.375%, 02/02/16 (EUR)	140,000	187,109

		1,540,962

Electric Utilities—1.1%
Abu Dhabi National Energy Co. 6.500%, 10/27/36 (144A)	900,000	911,250
Dubai Electricity & Water Authority 8.500%, 04/22/15 (144A)	300,000	321,000
6.375%, 10/21/16 (144A)	200,000	207,500
E-CL S.A. 5.625%, 01/15/21 (144A)	250,000	258,247
Emgesa S.A. ESP 8.750%, 01/25/21 (144A) (COP)	450,000,000	239,042
Empresas Publicas de Medellin ESP 7.625%, 07/29/19 (144A)	400,000	461,000
8.375%, 02/01/21 (144A) (COP)	1,390,000,000	717,580
Majapahit Holding B.V. 8.000%, 08/07/19 (144A)	400,000	452,000
7.750%, 01/20/20 (144A) (a)	200,000	223,200
MDC-GMTN B.V. 7.625%, 05/06/19 (144A)	250,000	303,139

		4,093,958

Energy Equipment & Services—0.1%
MBPS Finance Co. 11.250%, 11/15/15 (144A)	200,000	172,000
Odebrecht Drilling Norbe VIII/IX, Ltd. 6.350%, 06/30/21 (144A)	200,000	200,000

		372,000

MIST-104

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Foreign Bonds & Debt Securities—(Continued)

Security Description	Par Amount	Value

Gas Utilities—0.2%
ENN Energy Holdings, Ltd. 6.000%, 05/13/21 (144A)	$250,000	$242,139
Transportadora de Gas del Sur S.A. 7.875%, 05/14/17 (144A)	355,000	315,950

		558,089

Household Durables—0.2%
Desarrolladora Homex S.A. de C.V. 7.500%, 09/28/15	385,000	377,300
Urbi Desarrollos Urbanos S.A.B de C.V. 9.500%, 01/21/20 (144A)	475,000	456,000

		833,300

Independent Power Producers & Energy Traders—0.1%
Listrindo Capital B.V. 9.250%, 01/29/15 (144A)	400,000	392,866

Media—0.2%
Corus Entertainment, Inc. 7.250%, 02/10/17 (144A) (CAD)	190,000	187,440
Myriad International Holding B.V. 6.375%, 07/28/17 (144A) (a)	100,000	104,623
Shaw Communications, Inc. 5.650%, 10/01/19 (CAD)	250,000	256,975
WPP plc 6.000%, 04/04/17 (GBP)	160,000	273,894

		822,932

Metals & Mining—0.5%
ArcelorMittal 6.750%, 03/01/41	300,000	260,015
CSN Resources S.A. 6.500%, 07/21/20 (144A)	100,000	105,250
Hyundai Steel Co. 4.625%, 04/21/16 (144A)	400,000	400,506
Vale Overseas, Ltd. 6.875%, 11/21/36	694,000	750,283
Vedanta Resources plc 6.750%, 06/07/16 (144A) (a)	275,000	225,500
8.250%, 06/07/21 (144A)	200,000	156,000

		1,897,554

Multi-Utilities—0.1%
Veolia Environnement S.A. 5.125%, 05/24/22 (EUR)	200,000	284,059

Oil, Gas & Consumable Fuels—0.5%
Adaro Indonesia PT 7.625%, 10/22/19 (144A)	400,000	396,000
Ecopetrol S.A. 7.625%, 07/23/19 (a)	400,000	470,000
Gazprom Via Gaz Capital S.A. 5.092%, 11/29/15 (144A)	200,000	198,000
OGX Petroleo e Gas Participacoes S.A. 8.500%, 06/01/18 (144A)	200,000	181,000
Pacific Rubiales Energy Corp. 8.750%, 11/10/16 (144A)	200,000	210,955

Security Description	Par Amount	Value

Oil, Gas & Consumable Fuels—(Continued)
Pan American Energy LLC 7.875%, 05/07/21 (144A)	$200,000	$202,240
Petroleos de Venezuela S.A. 5.375%, 04/12/27	600,000	280,500

		1,938,695

Paper & Forest Products—0.1%
Celulosa Arauco y Constitucion S.A. 7.250%, 07/29/19	200,000	233,639
5.000%, 01/21/21	170,000	171,754

		405,393

Road & Rail—0.1%
DP World, Ltd. 6.850%, 07/02/37 (144A)	500,000	457,500

Semiconductors & Semiconductor Equipment—0.1%
STATS ChipPAC, Ltd. 7.500%, 08/12/15 (144A)	150,000	144,750

Sovereign—5.4%
Argentina Government International Bond Series NY 8.280%, 12/31/33 (a)	619,121	427,193
Brazil Notas do Tesouro Nacional Series B 6.000%, 05/15/15 (BRL)	71,500	842,503
Series F 10.000%, 01/01/21 (BRL)	163,500	830,237
Canadian Government Bond 3.500%, 06/01/13 (CAD)	525,000	527,077
3.000%, 12/01/15 (CAD)	1,265,000	1,304,535
Hungary Government International Bond 6.375%, 03/29/21 (a)	190,000	185,820
Indonesia Treasury Bond 11.500%, 09/15/19 (IDR)	3,600,000,000	526,650
Italy Buoni Poliennali Del Tesoro 4.750%, 09/15/16 (EUR)	1,210,000	1,603,235
Korea Treasury Bond Series 1409 5.000%, 09/10/14 (KRW)	1,000,000,000	880,648
Malaysia Government Bond 4.262%, 09/15/16 (MYR)	800,000	260,120
Series 0211 3.434%, 08/15/14 (MYR)	1,600,000	503,371
Series 0509 3.210%, 05/31/13 (MYR)	1,200,000	376,755
Mexican Bonos Series M 8.000%, 12/17/15 (MXN)	14,050,000	1,127,630
8.500%, 11/18/38 (MXN)	6,500,000	511,284
New Zealand Government Bond Series 521 6.000%, 05/15/21 (NZD)	1,000,000	859,278
Norwegian Government Bond 4.250%, 05/19/17 (NOK)	4,700,000	902,490
4.500%, 05/22/19 (NOK)	4,280,000	850,133

MIST-105

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Foreign Bonds & Debt Securities—(Continued)

Security Description	Par Amount	Value

Sovereign—(Continued)
Philippine Government International Bond 6.250%, 01/14/36 (PHP)	$30,000,000	$652,757
Singapore Government Bond 1.625%, 04/01/13 (SGD)	2,015,000	1,584,206
2.250%, 07/01/13 (SGD)	570,000	454,335
Spain Government Bond 4.100%, 07/30/18 (EUR)	410,000	536,118
5.500%, 04/30/21 (EUR)	375,000	519,215
Sweden Government Bond Series 1047 5.000%, 12/01/20 (SEK)	5,650,000	1,057,742
Turkey Government Bond Series CPI 4.000%, 04/29/15 (TRY)	600,000	368,534
United Kingdom Gilt 5.250%, 06/07/12 (GBP)	300,000	483,489
4.250%, 03/07/36 (GBP)	550,000	973,869
Uruguay Government International Bond 5.000%, 09/14/18 (UYU)	3,000,000	219,252
3.700%, 06/26/37 (UYU)	2,700,000	152,297

		19,520,773

Specialty Retail—0.2%
Edcon Proprietary, Ltd. 4.778%, 06/15/14 (EUR) (b)	610,000	611,189

Thrifts & Mortgage Finance—0.1%
Odebrecht Finance, Ltd. 6.000%, 04/05/23 (144A)	500,000	470,000

Tobacco—0.1%
British American Tobacco Holdings (The Netherlands) B.V. Series EMTN 4.000%, 07/07/20 (EUR)	100,000	137,490

Trading Companies & Distributors—0.1%
Noble Group, Ltd. 6.750%, 01/29/20 (144A)	300,000	258,937

Transportation Infrastructure—0.1%
Transnet, Ltd. 4.500%, 02/10/16 (144A)	400,000	411,424

Wireless Telecommunication Services—0.1%
British Telecommunications plc 5.750%, 12/07/28 (GBP)	150,000	241,255
Indosat Palapa Co. B.V. 7.375%, 07/29/20 (144A)	200,000	200,000

		441,255

Total Foreign Bonds & Debt Securities (Cost $45,936,286)		45,832,822

Convertible Bonds—2.8%

Automobiles—0.5%
Ford Motor Co. 4.250%, 11/15/16	1,305,000	1,701,198

Security Description	Par Amount	Value

Diversified Telecommunication Services—0.3%
Level 3 Communications, Inc. 7.000%, 03/15/15 (144A)	$1,015,000	$1,212,925

Health Care Providers & Services—0.1%
Omnicare, Inc. 3.750%, 12/15/25 (a)	365,000	410,168

Insurance—0.4%
Old Republic International Corp. 3.750%, 03/15/18 (a)	1,720,000	1,561,760

Machinery—0.0%
Trinity Industries, Inc. 3.875%, 06/01/36 (a)	45,000	40,669

Real Estate Investment Trusts—0.3%
iStar Financial, Inc. 0.746%, 10/01/12 (b)	1,150,000	1,006,250

Semiconductors & Semiconductor Equipment—1.1%
Intel Corp. 3.250%, 08/01/39	2,670,000	3,153,937
Kulicke & Soffa Industries, Inc. 0.875%, 06/01/12	910,000	897,488

		4,051,425

Wireless Telecommunication Services—0.1%
NII Holdings, Inc. 3.125%, 06/15/12	200,000	202,500

Total Convertible Bonds (Cost $9,304,245)		10,186,895

U.S. Treasury & Government Agencies—1.1%

U.S. Treasury 1.1%
U.S. Treasury Notes 0.875%, 01/31/12 (a)	4,000,000	4,011,408

Total U.S. Treasury & Government Agencies (Cost $4,022,357)		4,011,408

Convertible Preferred Stocks—1.0%

Automobiles—0.5%
General Motors Co. Series B 4.750%, due 12/01/13	56,180	1,968,828

Diversified Telecommunication Services—0.5%
Lucent Technologies Capital Trust I 7.750%, due 03/15/17	2,063	1,701,975

Total Convertible Preferred Stocks (Cost $4,194,003)		3,670,803

MIST-106

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Municipals—0.2%

Security Description	Shares/Par Amount	Value

Tobacco Settlement Financing Corp. 6.706%, 06/01/46 (Cost $1,364,696)	$1,365,000	$900,477

Preferred Stocks—0.2%

Consumer Finance—0.2%
Ally Financial, Inc. Series G (144A) (Cost $211,643)	906	606,765

Short-Term Investments—13.3%

Mutual Funds—11.0%
State Street Navigator Securities Lending Prime Portfolio (c)	39,982,259	39,982,259

Repurchase Agreement—2.3%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/11 at 0.010% to be repurchased at $8,176,007 on 10/03/11, collateralized by $8,230,000 Federal Home Loan Mortgage Corp. at 3.250% due 11/10/20 with a value of $8,343,163.	$8,176,000	8,176,000

Total Short-Term Investments (Cost $48,158,259)		48,158,259

Total Investments—110.1% (Cost $400,829,448#)		398,427,737
Other assets and liabilities (net)—(10.1)%		(36,680,129)

Net Assets—100.0%		$361,747,608

*	Non-income producing security.
#	As of September 30, 2011, the aggregate cost of investments for federal income tax purposes was $400,829,448. The aggregate unrealized appreciation and depreciation of investments were $27,845,538 and $(30,247,249), respectively, resulting in net unrealized depreciation of $(2,401,711) for federal income tax purposes.
(a)	All or a portion of the security was on loan. As of September 30, 2011, the market value of securities loaned was $38,350,182 and the collateral received consisted of cash in the amount of $39,982,259. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Variable or floating rate security. The stated rate represents the rate at September 30, 2011. Maturity date shown for callable securities reflects the earliest possible call date.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	Security is in default and/or issuer is in bankruptcy.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2011, the market value of 144A securities was $24,164,964, which was 6.7% of net assets.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(GDR)—	A Global Depositary Receipt is a negotiable certificate issued by one country’s bank against a certain number of shares of a company’s stock held in its custody but traded on the stock exchange of another country.
(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(CLP)—	Chilean Peso
(COP)—	Colombian Peso
(EUR)—	Euro
(GBP)—	British Pound
(IDR)—	Indonesian Rupiah
(INR)—	Indian Rupee
(KRW)—	South Korean Won
(MXN)—	Mexican Peso
(MYR)—	Malaysian Ringgit
(NOK)—	Norwegian Krone
(NZD)—	New Zealand Dollar
(PHP)—	Philippine Peso
(SEK)—	Swedish Krona
(SGD)—	Singapore Dollar
(TRY)—	Turkish New Lira
(UYU)—	Uruguayan Peso

Countries Diversification as of September 30, 2011 (Unaudited)

Top Ten Countries	% of Net Assets
United States	65.5
United Kingdom	11.0
Brazil	5.3
Cayman Islands	3.7
Chile	2.4
Denmark	2.3
Japan	2.3
Germany	1.8
Mexico	1.8
Belgium	1.5

MIST-107

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts to buy:

Settlement Date	Counterparty	Contracts to Buy		Value at September 30, 2011	In Exchange for U.S.$	Unrealized Depreciation
08/22/2012	Morgan Stanley & Co., Inc.	11,630,000	CNY	$1,833,802	$1,847,498	$(13,696)
11/28/2011	Barclays Bank plc	18,860,000	INR	382,026	406,116	(24,090)
12/12/2011	Credit Suisse Group AG	615,000,000	KRW	520,041	570,659	(50,618)

Net Unrealized Depreciation						$(88,404)

Forward foreign currency exchange contracts to sell:

Settlement Date	Counterparty	Contracts to Deliver		Value at September 30, 2011	In Exchange for U.S.$	Unrealized Appreciation
12/21/2011	Credit Suisse Group AG	490,000	AUD	$473,053	$502,309	$29,256
11/03/2011	Credit Suisse Group AG	220,000	BRL	117,937	134,886	16,949

Net Unrealized Appreciation						$46,205

AUD—	Australian Dollar
BRL—	Brazilian Real
CNY—	China Yuan Renminbi
INR—	Indian Rupee
KRW—	South Korean Won

MIST-108

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the period ended September 30, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2011:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$8,815,474	$—	$—	$8,815,474
Beverages	10,907,643	10,794,919	—	21,702,562
Biotechnology	3,851,819	—	—	3,851,819
Chemicals	5,241,517	2,770,633	—	8,012,150
Commercial Banks	8,394,849	5,939,018	—	14,333,867
Communications Equipment	3,624,977	—	—	3,624,977
Computers & Peripherals	16,336,231	—	—	16,336,231
Consumer Finance	5,224,564	—	—	5,224,564
Diversified Telecommunication Services	7,724,832	—	—	7,724,832
Electrical Equipment	—	3,635,369	—	3,635,369
Energy Equipment & Services	13,770,167	—	—	13,770,167
Hotels, Restaurants & Leisure	3,858,445	3,861,254	—	7,719,699
Independent Power Producers & Energy Traders	4,782,286	—	—	4,782,286
Industrial Conglomerates	—	6,523,563	—	6,523,563
Internet & Catalog Retail	5,537,797	—	—	5,537,797
Internet Software & Services	12,183,936	2,496,541	—	14,680,477
Machinery	4,656,793	8,390,539	—	13,047,332
Metals & Mining	—	2,793,740	—	2,793,740
Multiline Retail	2,772,195	—	—	2,772,195
Oil, Gas & Consumable Fuels	4,288,190	—	—	4,288,190
Personal Products	7,024,782	—	—	7,024,782
Pharmaceuticals	2,924,481	12,934,851	—	15,859,332
Real Estate Management & Development	3,128,080	4,310,695	—	7,438,775
Software	13,482,336	—	—	13,482,336
Specialty Retail	4,142,165	—	—	4,142,165
Textiles, Apparel & Luxury Goods	—	2,328,626	—	2,328,626
Tobacco	—	3,906,750	—	3,906,750
Trading Companies & Distributors	2,997,876	—	—	2,997,876
Wireless Telecommunication Services	—	5,545,021	—	5,545,021
Total Common Stocks	155,671,435	76,231,519	—	231,902,954
Total Domestic Bonds & Debt Securities*	—	53,157,354	—	53,157,354
Total Foreign Bonds & Debt Securities*	—	45,832,822	—	45,832,822
Total Convertible Bonds*	—	10,186,895	—	10,186,895
Total U.S. Treasury & Government Agencies*	—	4,011,408	—	4,011,408
Total Convertible Preferred Stocks*	3,670,803	—	—	3,670,803
Municipals	—	900,477	—	900,477
Total Preferred Stocks*	606,765	—	—	606,765

MIST-109

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

FAIR VALUE HIERARCHY—(Continued)

Description	Level 1	Level 2	Level 3	Total
Short-Term Investments
Mutual Funds	$39,982,259	$—	$—	$39,982,259
Repurchase Agreement	—	8,176,000	—	8,176,000
Total Short-Term Investments	39,982,259	8,176,000	—	48,158,259
Total Investments	$199,931,262	$198,496,475	$—	$398,427,737

Forward Contracts**
Forward Foreign Currency Exchange Contracts to Buy (Depreciation)	$—	$(88,404)	$—	$(88,404)
Forward Foreign Currency Exchange Contracts to Sell Appreciation	—	46,205	—	46,205
Total Forward Contracts	$—	$(42,199)	$—	$(42,199)

*	See Schedule of Investments for additional detailed categorizations.
**	Derivative instruments such as forwards, futures contracts and swap contracts are valued on the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2010	Net Transfers out of Level 3	Balance as of September 30, 2011	Change in Unrealized Depreciation for Investments Still Held at September 30, 2011
Common Stocks
Textiles, Apparel & Luxury Goods	$3,077,928	$(3,077,928)	$—	$—

Common stocks in the amount of $3,077,928 were transferred out of Level 3 due to the initiation of a vendor or broker providing prices.

MIST-110

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Domestic Bonds & Debt Securities—75.1% of Net Assets

Security Description	Par Amount	Value

Aerospace & Defense—1.8%
Esterline Technologies Corp. 6.625%, 03/01/17	$2,275,000	$2,309,125
7.000%, 08/01/20 (a)	2,100,000	2,168,250
GeoEye, Inc. 9.625%, 10/01/15 (a)	4,000,000	4,380,000
8.625%, 10/01/16	1,000,000	1,015,000
Huntington Ingalls Industries, Inc. 6.875%, 03/15/18 (144A)	1,250,000	1,168,750
7.125%, 03/15/21 (144A) (a)	2,600,000	2,424,500
L-3 Communications Corp. 6.375%, 10/15/15	3,550,000	3,634,312
Spirit Aerosystems, Inc. 7.500%, 10/01/17	1,500,000	1,560,000
6.750%, 12/15/20	6,300,000	6,315,750
Triumph Group, Inc. 8.000%, 11/15/17	1,500,000	1,571,250

		26,546,937

Airlines—0.5%
Delta Air Lines, Inc. Class 2A 4.950%, 05/23/19	837,827	832,590
UAL 2007-1 Pass-Through Trust 6.636%, 07/02/22	1,741,587	1,693,693
United Air Lines, Inc. 9.875%, 08/01/13 (144A)	3,000,000	3,090,000
12.000%, 11/01/13 (144A)	2,000,000	2,082,500

		7,698,783

Auto Components—1.8%
Armored Autogroup, Inc. 9.250%, 11/01/18 (144A)	3,350,000	2,705,125
Cooper-Standard Automotive, Inc. 8.500%, 05/01/18	2,750,000	2,832,500
Dana Holding Corp. 6.500%, 02/15/19 (a)	2,750,000	2,667,500
6.750%, 02/15/21 (a)	2,500,000	2,418,750
Exide Technologies 8.625%, 02/01/18 (a)	400,000	374,000
Stanadyne Corp. Series 1 10.000%, 08/15/14	2,075,000	1,960,875
Stanadyne Holdings, Inc. 12.000%, 02/15/15	4,000,000	3,830,000
Stoneridge, Inc. 9.500%, 10/15/17 (144A)	1,725,000	1,768,125
Tenneco, Inc. 6.875%, 12/15/20 (a)	2,000,000	1,950,000
TRW Automotive, Inc. 7.250%, 03/15/17 (144A)	2,500,000	2,637,500
8.875%, 12/01/17 (144A)	2,500,000	2,712,500
UCI International, Inc. 8.625%, 02/15/19 (a)	700,000	651,875

		26,508,750

Security Description	Par Amount	Value

Automobiles—0.4%
Chrysler Group LLC 8.250%, 06/15/21 (144A) (a)	$3,200,000	$2,488,000
Ford Motor Co. 7.450%, 07/16/31 (a)	3,000,000	3,401,640

		5,889,640

Building Products—0.4%
Griffon Corp. 7.125%, 04/01/18	1,575,000	1,397,813
Masco Corp. 7.125%, 03/15/20 (a)	3,500,000	3,412,500
Owens Corning, Inc. 9.000%, 06/15/19	1,625,000	1,921,361

		6,731,674

Capital Markets—1.4%
Goldman Sachs Group, Inc. (The) 5.250%, 07/27/21 (a)	600,000	593,030
Lazard Group LLC 7.125%, 05/15/15 (a)	4,300,000	4,753,048
Nuveen Investments, Inc. 10.500%, 11/15/15 (a)	10,250,000	9,506,875
10.500%, 11/15/15 (144A)	1,075,000	999,750
Raymond James Financial, Inc. 8.600%, 08/15/19	4,075,000	4,871,174

		20,723,877

Chemicals—2.8%
Airgas, Inc. 7.125%, 10/01/18	1,900,000	2,038,282
Celanese U.S. Holdings LLC 6.625%, 10/15/18 (a)	5,000,000	5,193,750
CF Industries, Inc. 7.125%, 05/01/20 (a)	2,500,000	2,856,250
Chemtura Corp. 7.875%, 09/01/18	2,500,000	2,462,500
Huntsman International LLC 8.625%, 03/15/20 (a)	5,500,000	5,238,750
Lyondell Chemical Co. 8.000%, 11/01/17 (144A) (a)	2,500,000	2,700,000
Momentive Performance Materials, Inc. 9.000%, 01/15/21	3,000,000	2,070,000
Mosaic Global Holdings, Inc. 7.300%, 01/15/28	4,900,000	6,224,058
Nalco Co. 8.250%, 05/15/17	1,500,000	1,642,500
6.625%, 01/15/19 (144A)	2,500,000	2,750,000
Rockwood Specialties Group, Inc. 7.500%, 11/15/14 (a)	4,500,000	4,556,250
Scotts Miracle-Gro Co. (The) 6.625%, 12/15/20 (144A)	4,500,000	4,432,500

		42,164,840

Commercial Banks—1.8%
CIT Group, Inc. 7.000%, 05/02/16 (144A) (a)	10,000,000	9,725,000

MIST-111

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount	Value

Commercial Banks—(Continued)
Discover Bank Series BKNT 8.700%, 11/18/19	$2,000,000	$2,288,496
Huntington BancShares, Inc. 7.000%, 12/15/20	2,000,000	2,267,618
Regions Bank 6.450%, 06/26/37	4,000,000	3,400,000
Series BKNT 7.500%, 05/15/18 (a)	1,500,000	1,498,125
SVB Financial Group 5.375%, 09/15/20 (a)	2,150,000	2,238,505
Zions Bancorporation 7.750%, 09/23/14	5,500,000	5,802,043

		27,219,787

Commercial Services & Supplies—1.4%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
9.625%, 03/15/18 (a)	3,500,000	3,482,500
Brambles USA, Inc. 5.350%, 04/01/20 (144A)	3,350,000	3,659,185
Clean Harbors, Inc. 7.625%, 08/15/16 (a)	3,980,000	4,169,050
Deluxe Corp. 7.375%, 06/01/15	3,900,000	3,880,500
Iron Mountain, Inc. 7.750%, 10/01/19 (a)	2,100,000	2,094,750
Steelcase, Inc. 6.375%, 02/15/21	3,000,000	3,217,076
WCA Waste Corp. 7.500%, 06/15/19 (144A)	1,000,000	977,500

		21,480,561

Communications Equipment—1.8%
Alcatel-Lucent USA, Inc. 6.450%, 03/15/29 (a)	3,925,000	3,277,375
Avaya, Inc. 7.000%, 04/01/19 (144A) (a)	5,000,000	4,275,000
Brocade Communications Systems, Inc. 6.625%, 01/15/18	3,500,000	3,578,750
6.875%, 01/15/20	1,900,000	1,949,875
CommScope, Inc. 8.250%, 01/15/19 (144A)	7,500,000	7,350,000
MasTec, Inc. 7.625%, 02/01/17 (a)	3,000,000	2,955,000
ViaSat, Inc. 8.875%, 09/15/16	2,500,000	2,550,000

		25,936,000

Construction & Engineering—0.4%
Dycom Investments, Inc. 7.125%, 01/15/21	4,375,000	4,243,750
Great Lakes Dredge & Dock Corp. 7.375%, 02/01/19	2,300,000	2,127,500

		6,371,250

Consumer Finance—1.1%
Ally Financial, Inc. 8.300%, 02/12/15	3,500,000	3,469,375

Security Description	Par Amount	Value

Consumer Finance—(Continued)
7.500%, 09/15/20	$1,500,000	$1,363,125
American Express Credit Corp. 7.300%, 08/20/13	3,000,000	3,285,300
Ford Motor Credit Co. LLC 7.250%, 10/25/11	3,500,000	3,504,420
Hyundai Capital America 3.750%, 04/06/16 (144A)	850,000	834,197
SLM Corp. Series MTN 6.250%, 01/25/16	1,300,000	1,277,180
Springleaf Finance Corp. Series J 6.900%, 12/15/17	2,900,000	2,066,250

		15,799,847

Containers & Packaging—2.1%
AEP Industries, Inc. 8.250%, 04/15/19	2,500,000	2,368,750
Ball Corp. 6.625%, 03/15/18 (a)	2,450,000	2,474,500
6.750%, 09/15/20 (a)	2,000,000	2,080,000
Crown Cork & Seal, Inc. 7.375%, 12/15/26 (a)	11,000,000	10,945,000
Longview Fibre Paper & Packaging, Inc.
8.000%, 06/01/16 (144A)	3,000,000	2,932,500
Packaging Dynamics Corp. 8.750%, 02/01/16 (144A) (a)	1,500,000	1,477,500
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC
8.500%/8.750%, 10/15/16 (144A) (e)	2,350,000	2,367,625
9.000%, 05/15/18 (144A)	1,800,000	1,525,500
Sealed Air Corp. 8.375%, 09/15/21 (144A)	3,200,000	3,240,000
6.875%, 07/15/33 (144A)	1,550,000	1,350,839

		30,762,214

Distributors—0.2%
VWR Funding, Inc. Series B 10.250%, 07/15/15 (a) (d)	3,000,000	2,985,000

Diversified Consumer Services—0.2%
Affinion Group, Inc. 11.500%, 10/15/15	3,000,000	2,355,000

Diversified Financial Services—1.0%
Antero Resources Finance Corp. 7.250%, 08/01/19 (144A)	2,500,000	2,387,500
Cantor Fitzgerald L.P. 7.875%, 10/15/19 (144A) (a)	2,550,000	2,656,945
CEDC Finance Corp. International, Inc. 9.125%, 12/01/16 (144A) (a)	1,500,000	1,095,000
International Lease Finance Corp. 8.750%, 03/15/17	6,500,000	6,548,750
6.250%, 05/15/19	1,100,000	957,498
8.250%, 12/15/20 (a)	1,000,000	982,500
Washington Mutual Bank/Henderson N.V. 6.875%, 06/15/11 (b)	6,000,000	21,000

MIST-112

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount	Value

Diversified Financial Services—(Continued)
ZFS Finance USA Trust V 6.500%, 05/09/37 (144A) (a) (f)	$630,000	$548,100

		15,197,293

Diversified Telecommunication Services—2.6%
CenturyLink, Inc. 6.450%, 06/15/21	1,700,000	1,578,003
Series Q 6.150%, 09/15/19 (a)	6,000,000	5,689,994
Ceridian Corp. 11.250%, 11/15/15 (a)	3,825,000	3,174,750
Cogent Communications Group, Inc. 8.375%, 02/15/18 (144A)	1,790,000	1,848,175
CPI International, Inc. 8.000%, 02/15/18	2,500,000	2,206,250
GCI, Inc. 6.750%, 06/01/21 (a)	1,550,000	1,468,625
Level 3 Escrow, Inc. 8.125%, 07/01/19 (144A) (a)	1,550,000	1,373,688
NII Capital Corp. 10.000%, 08/15/16 (a)	2,500,000	2,750,000
8.875%, 12/15/19 (a)	2,500,000	2,618,750
Sprint Capital Corp. 6.900%, 05/01/19 (a)	9,000,000	7,785,000
Windstream Corp. 7.000%, 03/15/19 (a)	6,500,000	6,272,500
7.500%, 04/01/23	2,500,000	2,343,750

		39,109,485

Electric Utilities—1.7%
Black Hills Corp. 5.875%, 07/15/20	2,000,000	2,274,682
Coso Geothermal Power Holdings 7.000%, 07/15/26 (144A)	3,382,755	2,483,406
Duquesne Light Holdings, Inc. 6.400%, 09/15/20 (144A)	5,000,000	5,188,135
Edison Mission Energy 7.000%, 05/15/17 (a)	2,825,000	1,695,000
Mirant Americas Generation LLC 9.125%, 05/01/31	3,000,000	2,535,000
Nisource Finance Corp. 6.150%, 03/01/13	2,180,000	2,308,513
Northern States Power/Minnesota 5.250%, 03/01/18 (a)	2,000,000	2,368,726
Peco Energy Co. 5.350%, 03/01/18 (a)	3,125,000	3,719,737
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc.
10.250%, 11/01/15	2,000,000	760,000
11.500%, 10/01/20 (144A) (a)	2,250,000	1,811,250

		25,144,449

Electrical Equipment—0.9%
Belden, Inc. 7.000%, 03/15/17	4,250,000	4,271,250
9.250%, 06/15/19	2,300,000	2,495,500
Emerson Electric Co. 5.250%, 10/15/18	3,500,000	4,140,791

Security Description	Par Amount	Value

Electrical Equipment—(Continued)
Roper Industries, Inc. 6.250%, 09/01/19	$2,175,000	$2,576,133

		13,483,674

Energy Equipment & Services—1.7%
Alta Wind Holdings LLC 7.000%, 06/30/35 (144A)	2,311,160	2,487,116
Basic Energy Services, Inc. 7.750%, 02/15/19 (144A)	2,750,000	2,626,250
Cameron International Corp. 6.375%, 07/15/18 (a)	1,920,000	2,260,138
Complete Production Services, Inc. 8.000%, 12/15/16	3,000,000	3,015,000
Dresser-Rand Group, Inc. 6.500%, 05/01/21 (144A)	3,500,000	3,447,500
Murray Energy Corp. 10.250%, 10/15/15 (144A)	1,750,000	1,680,000
Oil States International, Inc. 6.500%, 06/01/19 (144A) (a)	3,175,000	3,119,437
SEACOR Holdings, Inc. 7.375%, 10/01/19	4,150,000	4,493,450
SESI LLC 6.375%, 05/01/19 (144A)	1,750,000	1,697,500
Unit Corp. 6.625%, 05/15/21	550,000	550,608

		25,376,999

Food & Staples Retailing—0.8%
Ingles Markets, Inc. 8.875%, 05/15/17 (a)	3,000,000	3,157,500
Rite Aid Corp. 9.375%, 12/15/15 (a)	1,500,000	1,297,500
10.250%, 10/15/19 (a)	2,000,000	2,095,000
Stater Bros Holdings, Inc. 7.375%, 11/15/18 (a)	2,000,000	2,050,000
SUPERVALU, Inc. 7.500%, 11/15/14 (a)	3,600,000	3,546,000

		12,146,000

Food Products—0.7%
Bunge NA Finance L.P. 5.900%, 04/01/17	1,375,000	1,503,804
Del Monte Foods Co. 7.625%, 02/15/19 (144A) (a)	1,500,000	1,275,000
Dole Food Co., Inc. 8.750%, 07/15/13	6,250,000	6,531,250
Pinnacle Foods Finance LLC/ Pinnacle Foods Finance Corp.
9.250%, 04/01/15 (a)	1,000,000	997,500

		10,307,554

Gas Utilities—0.9%
Ferrellgas L.P./Ferrellgas Finance Corp. 6.500%, 05/01/21 (a)	1,750,000	1,496,250
National Fuel Gas Co. 6.500%, 04/15/18	7,200,000	8,426,664
8.750%, 05/01/19	1,750,000	2,294,658

MIST-113

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Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount	Value

Gas Utilities—(Continued)
Suburban Propane Partners L.P./Suburban Energy Finance Corp.
7.375%, 03/15/20	$1,000,000	$1,007,500

		13,225,072

Health Care Equipment & Supplies—0.8%
Bausch and Lomb, Inc. 9.875%, 11/01/15	5,000,000	5,037,500
Biomet, Inc. 10.000%, 10/15/17 (a)	5,000,000	5,175,000
Giant Funding Corp. 8.250%, 02/01/18 (144A)	1,500,000	1,507,500

		11,720,000

Health Care Providers & Services—3.8%
Capella Healthcare, Inc. 9.250%, 07/01/17 (144A)	2,000,000	1,910,000
Centene Corp. 5.750%, 06/01/17 (a)	3,100,000	3,041,875
Community Health Systems, Inc. 8.875%, 07/15/15 (a)	10,350,000	10,194,750
Fresenius Medical Care U.S. Finance, Inc.
6.500%, 09/15/18 (144A) (a)	600,000	612,000
HCA, Inc. 9.875%, 02/15/17	764,000	828,940
6.500%, 02/15/20	2,000,000	1,960,000
7.875%, 02/15/20	2,100,000	2,184,000
7.750%, 05/15/21 (144A) (a)	6,150,000	5,796,375
7.500%, 02/15/22 (a)	5,750,000	5,318,750
Healthsouth Corp. 8.125%, 02/15/20	4,000,000	3,770,000
inVentiv Health, Inc. 10.000%, 08/15/18 (144A)	700,000	621,250
Kindred Healthcare, Inc. 8.250%, 06/01/19 (144A)	2,500,000	1,921,875
Select Medical Corp. 7.625%, 02/01/15 (a)	3,000,000	2,613,750
Tenet Healthcare Corp. 9.250%, 02/01/15	2,500,000	2,512,500
8.875%, 07/01/19	1,250,000	1,328,125
United Surgical Partners International, Inc.
8.875%, 05/01/17 (a)	5,000,000	5,025,000
UnitedHealth Group, Inc. 4.875%, 04/01/13 (a)	2,269,000	2,389,146
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.
8.000%, 02/01/18 (a)	5,000,000	4,612,500

		56,640,836

Hotels, Restaurants & Leisure—4.3%
Ameristar Casinos, Inc. 7.500%, 04/15/21 (144A)	1,375,000	1,337,188
Boyd Gaming Corp. 7.125%, 02/01/16 (a)	3,500,000	2,590,000
Caesars Entertainment Operating Co., Inc.
5.625%, 06/01/15 (a)	3,500,000	2,117,500

Security Description	Par Amount	Value

Hotels, Restaurants & Leisure—(Continued)
12.750%, 04/15/18	$5,250,000	$3,583,125
CityCenter Holdings LLC/CityCenter Finance Corp.
7.625%, 01/15/16 (144A)	2,000,000	1,890,000
10.750%, 01/15/17 (144A) (a) (d)	1,055,583	961,900
DineEquity, Inc. 9.500%, 10/30/18 (a)	4,500,000	4,488,750
Downstream Development Authority of the Quapaw Tribe of Oklahoma
10.500%, 07/01/19 (144A)	2,350,000	2,226,625
Fiesta Restaurant Group 8.875%, 08/15/16 (144A)	780,000	762,450
Gaylord Entertainment Co. 6.750%, 11/15/14	1,000,000	985,000
Hyatt Hotels Corp. 5.750%, 08/15/15 (144A)	3,000,000	3,199,875
Isle of Capri Casinos, Inc. 7.000%, 03/01/14 (a)	4,000,000	3,655,000
Marina District Finance Co., Inc. 9.875%, 08/15/18 (a)	3,500,000	2,940,000
MGM Resorts International 6.625%, 07/15/15 (a)	4,000,000	3,410,000
Midwest Gaming Borrower LLC/Midwest Finance Corp.
11.625%, 04/15/16 (144A)	1,750,000	1,811,250
Mohegan Tribal Gaming Authority 11.500%, 11/01/17 (144A) (a)	4,000,000	3,660,000
Rare Restaurant Group LLC/RRG Finance Corp.
9.250%, 05/15/14 (144A)	2,000,000	1,440,000
River Rock Entertainment Authority 9.750%, 11/01/11 (a)	4,850,000	3,576,875
Snoqualmie Entertainment Authority 9.125%, 02/01/15 (144A)	3,500,000	3,386,250
Speedway Motorsports, Inc. 8.750%, 06/01/16	2,500,000	2,618,750
Station Casinos, Inc. 6.500%, 02/01/14 (b) (c)	4,500,000	450
Sugarhouse HSP Gaming Prop Mezz L.P./Sugarhouse HSP Gaming Finance Corp.
8.625%, 04/15/16 (144A)	4,000,000	4,040,000
Universal City Development Partners 8.875%, 11/15/15	975,000	1,062,750
Wendy’s/Arby’s Restaurants LLC 10.000%, 07/15/16 (a)	3,000,000	3,172,500
Wyndham Worldwide Corp. 5.750%, 02/01/18	1,250,000	1,278,230
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
7.875%, 11/01/17 (a)	2,750,000	2,894,375
7.750%, 08/15/20 (a)	1,300,000	1,371,500

		64,460,343

Household Durables—0.9%
American Standard Americas 10.750%, 01/15/16 (144A)	3,000,000	2,295,000
Diversey, Inc. 8.250%, 11/15/19 (a)	650,000	778,375
K. Hovnanian Enterprises, Inc. 10.625%, 10/15/16 (a)	2,050,000	1,547,750

MIST-114

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Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount	Value

Household Durables—(Continued)
KB Home 9.100%, 09/15/17	$3,000,000	$2,565,000
Lennar Corp. Series B 12.250%, 06/01/17	2,600,000	2,873,000
Whirlpool Corp. 8.600%, 05/01/14	3,177,000	3,625,770

		13,684,895

Household Products—0.2%
Solo Cup Co. 8.500%, 02/15/14 (a)	2,500,000	2,187,500
10.500%, 11/01/13 (a)	1,500,000	1,492,500

		3,680,000

Independent Power Producers & Energy Traders—1.3%
AES Corp. (The) 8.000%, 10/15/17	4,500,000	4,545,000
7.375%, 07/01/21 (144A) (a)	2,000,000	1,900,000
Dolphin Subsidiary II, Inc. 7.250%, 10/15/21 (144A)	2,650,000	2,577,125
Dynegy Holdings, Inc. 8.375%, 05/01/16 (a)	5,000,000	3,050,000
7.750%, 06/01/19 (a)	2,000,000	1,220,000
PSEG Power LLC 5.320%, 09/15/16 (a)	5,000,000	5,535,815

		18,827,940

Industrial Conglomerates—0.1%
Pinafore LLC 9.000%/9.250%, 10/01/18 (144A) (e)	1,350,000	1,383,750

Insurance—1.1%
Fidelity National Financial, Inc. 6.600%, 05/15/17	3,700,000	3,902,508
Genworth Financial, Inc. 7.625%, 09/24/21 (a)	4,350,000	3,759,814
HUB International Holdings, Inc. 9.000%, 12/15/14 (144A)	1,500,000	1,447,500
Liberty Mutual Group, Inc. 10.750%, 06/15/58 (144A) (f)	3,150,000	3,780,000
USI Holdings Corp. 4.161%, 11/15/14 (144A) (f)	3,950,000	3,456,250

		16,346,072

Internet & Catalog Retail—0.2%
Expedia, Inc. 8.500%, 07/01/16	2,695,000	2,961,614

Internet Software & Services—0.3%
Equinix, Inc. 8.125%, 03/01/18 (a)	2,000,000	2,115,000
7.000%, 07/15/21	2,450,000	2,450,000
Travelport LLC/Travelport, Inc. 9.000%, 03/01/16 (a)	900,000	531,000

		5,096,000

Security Description	Par Amount	Value

IT Services—1.5%
Fidelity National Information Services, Inc.
7.625%, 07/15/17	$1,150,000	$1,201,750
First Data Corp. 8.250%, 01/15/21 (144A) (a)	4,000,000	3,180,000
12.625%, 01/15/21 (144A) (a)	1,000,000	745,000
ManTech International Corp. 7.250%, 04/15/18	2,000,000	1,990,000
SunGard Data Systems, Inc. 10.250%, 08/15/15 (a)	8,500,000	8,627,500
7.375%, 11/15/18	5,500,000	5,142,500
7.625%, 11/15/20 (a)	1,450,000	1,355,750

		22,242,500

Life Sciences Tools & Services—0.2%
Bio-Rad Laboratories, Inc. 8.000%, 09/15/16 (a)	2,000,000	2,170,000
Life Technologies Corp. 6.000%, 03/01/20	1,250,000	1,386,145

		3,556,145

Machinery—3.2%
Actuant Corp. 6.875%, 06/15/17	2,000,000	2,050,000
Altra Holdings, Inc. 8.125%, 12/01/16	4,250,000	4,356,250
Amsted Industries, Inc. 8.125%, 03/15/18 (144A)	2,250,000	2,340,000
B-Corp. Merger Sub, Inc. 8.250%, 06/01/19 (144A)	875,000	796,250
Commercial Vehicle Group, Inc. 7.875%, 04/15/19 (144A)	6,000,000	5,640,000
Manitowoc Co., Inc. (The) 9.500%, 02/15/18 (a)	3,500,000	3,412,500
8.500%, 11/01/20 (a)	1,000,000	910,000
Mueller Water Products, Inc. 7.375%, 06/01/17 (a)	4,000,000	3,140,000
Navistar International Corp. 8.250%, 11/01/21 (a)	4,000,000	4,125,000
Oshkosh Corp. 8.500%, 03/01/20	1,000,000	975,000
Park-Ohio Industries, Inc. 8.125%, 04/01/21 (a)	2,000,000	1,880,000
RBS Global, Inc./Rexnord Corp. 8.500%, 05/01/18 (a)	6,000,000	5,775,000
SPX Corp. 6.875%, 09/01/17 (144A) (a)	3,750,000	3,862,500
Thermadyne Holdings Corp. 9.000%, 12/15/17 (a)	1,920,000	1,891,200
Timken Co. (The) 6.000%, 09/15/14	2,650,000	2,932,906
Valmont Industries, Inc. 6.625%, 04/20/20	3,500,000	4,065,957

		48,152,563

Marine—0.1%
Commercial Barge Line Co. 12.500%, 07/15/17	2,075,000	2,215,063

MIST-115

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount	Value

Media—5.1%
Allbritton Communications Co. 8.000%, 05/15/18	$1,500,000	$1,417,500
AMC Networks, Inc. 7.750%, 07/15/21 (144A) (a)	1,500,000	1,545,000
Bresnan Broadband Holdings LLC 8.000%, 12/15/18 (144A)	4,000,000	4,060,000
CCH II LLC/CCH II Capital Corp. 13.500%, 11/30/16 (a)	1,862,780	2,132,883
CCO Holdings LLC/CCO Holdings Capital Corp.
7.000%, 01/15/19	1,000,000	975,000
8.125%, 04/30/20	3,000,000	3,135,000
Cinemark USA, Inc. 8.625%, 06/15/19 (a)	2,000,000	2,070,000
7.375%, 06/15/21 (a)	375,000	356,250
Clear Channel Communications, Inc. 5.500%, 09/15/14 (a)	1,000,000	570,000
9.000%, 03/01/21	2,675,000	1,999,563
Cumulus Media, Inc. 7.750%, 05/01/19 (144A) (a)	2,500,000	2,118,750
Discovery Communications LLC 5.625%, 08/15/19 (a)	1,520,000	1,723,143
DISH DBS Corp. 7.125%, 02/01/16 (a)	4,000,000	4,070,000
6.750%, 06/01/21 (144A)	4,000,000	3,840,000
EH Holding Corp. 7.625%, 06/15/21 (144A)	4,450,000	4,305,375
Gray Television, Inc. 10.500%, 06/29/15 (a)	3,325,000	3,025,750
Interpublic Group of Cos., Inc. (The) 10.000%, 07/15/17	1,400,000	1,599,500
Lamar Media Corp. 7.875%, 04/15/18 (a)	1,750,000	1,758,750
LIN Television Corp. 6.500%, 05/15/13 (a)	5,000,000	4,900,000
8.375%, 04/15/18	1,250,000	1,268,750
Lions Gate Entertainment Corp. 10.250%, 11/01/16 (144A)	3,100,000	2,991,500
Live Nation Entertainment, Inc. 8.125%, 05/15/18 (144A)	3,750,000	3,618,750
Mediacom Broadband LLC 8.500%, 10/15/15 (a)	2,250,000	2,250,000
Mediacom LLC/Mediacom Capital Corp. 9.125%, 08/15/19 (a)	6,350,000	6,350,000
ProQuest LLC 9.000%, 10/15/18 (144A)	3,150,000	2,905,875
Salem Communications Corp. 9.625%, 12/15/16	889,000	893,445
Sinclair Television Group, Inc. 9.250%, 11/01/17 (144A)	1,000,000	1,055,000
Univision Communications, Inc. 8.500%, 05/15/21 (144A) (a)	1,000,000	780,000
WMG Acquisition Corp. 9.500%, 06/15/16	6,000,000	6,105,000
11.500%, 10/01/18 (144A)	1,625,000	1,454,375

		75,275,159

Metals & Mining—2.3%
Allegheny Ludlum Corp. 6.950%, 12/15/25	3,700,000	4,342,708

Security Description	Par Amount	Value

Metals & Mining—(Continued)
American Rock Salt Co. LLC 8.250%, 05/01/18 (144A)	$3,450,000	$3,036,000
Atkore International, Inc. 9.875%, 01/01/18 (144A)	4,000,000	3,640,000
Cliffs Natural Resources, Inc. 5.900%, 03/15/20	3,500,000	3,718,915
Constellation Enterprises LLC 10.625%, 02/01/16 (144A)	3,325,000	3,241,875
Freeport McMoRan Copper & Gold, Inc. 8.375%, 04/01/17	7,000,000	7,515,767
JMC Steel Group 8.250%, 03/15/18 (144A)	2,000,000	1,890,000
Noranda Aluminum Acquisition Corp. 4.417%, 05/15/15 (d) (f)	3,077,892	2,785,492
Old AII, Inc. 10.000%, 12/15/16 (b) (c)	4,330,000	0
Steel Dynamics, Inc. 7.625%, 03/15/20 (a)	1,500,000	1,505,625
SunCoke Energy, Inc. 7.625%, 08/01/19 (144A) (a)	2,300,000	2,259,750

		33,936,132

Multiline Retail—0.5%
JC Penney Corp., Inc. 7.950%, 04/01/17 (a)	1,250,000	1,337,500
Macy’s Retail Holdings, Inc. 6.375%, 03/15/37 (a)	1,250,000	1,375,982
QVC, Inc. 7.125%, 04/15/17 (144A)	2,500,000	2,650,000
7.375%, 10/15/20 (144A) (a)	2,500,000	2,712,500

		8,075,982

Oil, Gas & Consumable Fuels—11.2%
Alon Refining Krotz Springs, Inc. 13.500%, 10/15/14 (a)	1,600,000	1,560,000
Arch Coal, Inc. 8.750%, 08/01/16	1,750,000	1,863,750
7.250%, 06/15/21 (144A) (a)	4,000,000	3,900,000
Berry Petroleum Co. 6.750%, 11/01/20 (a)	5,250,000	5,026,875
Brigham Exploration Co. 6.875%, 06/01/19 (a)	1,800,000	1,764,000
Series 1 8.750%, 10/01/18 (a)	2,300,000	2,472,500
Chaparral Energy, Inc. 8.250%, 09/01/21 (a)	5,750,000	5,275,625
Chesapeake Energy Corp. 6.625%, 08/15/20 (a)	3,328,000	3,444,480
Cimarex Energy Co. 7.125%, 05/01/17	6,000,000	6,090,000
Colorado Interstate Gas Co. 6.800%, 11/15/15	2,107,000	2,398,954
Concho Resources, Inc. 8.625%, 10/01/17	1,250,000	1,331,250
7.000%, 01/15/21	5,175,000	5,175,000
CONSOL Energy, Inc. 8.250%, 04/01/20	3,500,000	3,701,250
6.375%, 03/01/21 (144A)	2,500,000	2,425,000

MIST-116

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Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount	Value

Oil, Gas & Consumable Fuels—(Continued)
Continental Resources, Inc. 8.250%, 10/01/19	$6,500,000	$6,987,500
7.375%, 10/01/20 (a)	1,750,000	1,820,000
El Paso Corp. 7.000%, 06/15/17	7,000,000	7,876,169
6.500%, 09/15/20	3,200,000	3,433,274
El Paso Pipeline Partners Operating Co. LLC 6.500%, 04/01/20	3,400,000	3,759,598
5.000%, 10/01/21 (a)	1,000,000	1,006,750
Energy XXI Gulf Coast, Inc. 7.750%, 06/15/19 (a)	2,450,000	2,229,500
Forest Oil Corp. 8.500%, 02/15/14 (a)	1,500,000	1,593,750
7.250%, 06/15/19 (a)	6,000,000	5,940,000
IFM US Colonial Pipeline 2 LLC 6.450%, 05/01/21 (144A)	4,900,000	5,513,230
James River Escrow, Inc. 7.875%, 04/01/19 (144A)	5,000,000	4,225,000
Kerr-McGee Corp. 6.950%, 07/01/24	6,850,000	8,023,741
Kinder Morgan Finance Co. LLC 6.000%, 01/15/18 (144A) (a)	3,000,000	2,977,500
Linn Energy LLC/Linn Energy Finance Corp. 7.750%, 02/01/21 (a)	4,000,000	4,020,000
MarkWest Energy Partners L.P./MarkWest Energy Finance Corp.
8.750%, 04/15/18	4,400,000	4,708,000
6.750%, 11/01/20 (a)	3,000,000	3,060,000
Nabors Industries, Inc. 6.150%, 02/15/18	4,000,000	4,465,964
Newfield Exploration Co. 7.125%, 05/15/18	3,000,000	3,120,000
Northwest Pipeline Corp. 6.050%, 06/15/18	900,000	1,041,496
Oasis Petroleum, Inc. 7.250%, 02/01/19 (144A)	6,000,000	5,895,000
Panhandle Eastern Pipeline Co. 7.000%, 06/15/18	1,850,000	2,202,549
Patriot Coal Corp. 8.250%, 04/30/18	2,500,000	2,218,750
Penn Virginia Corp. 7.250%, 04/15/19 (a)	1,500,000	1,395,000
Penn Virginia Resource Partners L.P./Penn Virginia Resource Finance Corp.
8.250%, 04/15/18	4,000,000	3,820,000
Pioneer Natural Resources Co. 7.200%, 01/15/28	1,510,000	1,622,545
QEP Resources, Inc. 6.800%, 03/01/20	1,450,000	1,526,125
6.875%, 03/01/21	1,750,000	1,837,500
Quicksilver Resources, Inc. 8.250%, 08/01/15 (a)	3,000,000	2,865,000
Range Resources Corp. 7.250%, 05/01/18	1,500,000	1,605,000
8.000%, 05/15/19 (a)	1,975,000	2,172,500
SandRidge Energy, Inc. 7.500%, 03/15/21 (144A)	3,300,000	3,052,500
SM Energy Co. 6.625%, 02/15/19 (144A)	4,500,000	4,500,000

Security Description	Par Amount	Value

Oil, Gas & Consumable Fuels—(Continued)
Tennessee Gas Pipeline Co. 7.500%, 04/01/17	$3,500,000	$4,154,013
Tesoro Corp. 9.750%, 06/01/19 (a)	1,000,000	1,085,000
W&T Offshore, Inc. 8.500%, 06/15/19 (144A)	2,250,000	2,227,500
Whiting Petroleum Corp. 6.500%, 10/01/18	3,000,000	3,026,250

		167,435,388

Paper & Forest Products—0.3%
Georgia-Pacific LLC 8.250%, 05/01/16 (144A)	2,000,000	2,211,500
Graham Packaging Co. L.P./GPC Capital Corp. I
8.250%, 01/01/17	1,000,000	1,011,250
8.250%, 10/01/18	1,500,000	1,515,000

		4,737,750

Personal Products—0.4%
Elizabeth Arden, Inc. 7.375%, 03/15/21	5,500,000	5,527,500

Pharmaceuticals—0.9%
Axcan Intermediate Holdings, Inc. 12.750%, 03/01/16	2,000,000	2,030,000
Mylan, Inc. 7.875%, 07/15/20 (144A)	1,000,000	1,050,000
Phibro Animal Health Corp. 9.250%, 07/01/18 (144A)	5,100,000	5,010,750
STHI Holding Corp. 8.000%, 03/15/18 (144A)	3,500,000	3,395,000
Valeant Pharmaceuticals International, Inc. 6.750%, 08/15/21 (144A)	2,150,000	1,873,187

		13,358,937

Professional Services—0.1%
FTI Consulting, Inc. 6.750%, 10/01/20	1,000,000	970,000

Real Estate Investment Trusts—1.2%
Developers Diversified Realty Corp. 7.875%, 09/01/20 (a)	2,625,000	2,785,222
DuPont Fabros Technology L.P. 8.500%, 12/15/17 (a)	2,000,000	2,080,000
Health Care REIT, Inc. 6.125%, 04/15/20 (a)	2,000,000	2,089,260
Host Marriott L.P. 6.375%, 03/15/15	1,450,000	1,450,000
Kilroy Realty Corp. 5.000%, 11/03/15	2,000,000	2,078,088
Omega Healthcare Investors, Inc. 6.750%, 10/15/22 (a)	1,675,000	1,605,906
Prologis, Inc. 5.625%, 11/15/16 (a)	1,129,000	1,142,199
6.875%, 03/15/20 (a)	4,000,000	4,179,772
Ventas, Inc. 3.125%, 11/30/15	900,000	890,434

		18,300,881

MIST-117

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount	Value

Road & Rail—0.9%
AE Escrow Corp. 9.750%, 03/15/20 (144A)	$1,100,000	$1,061,500
Florida East Coast Railway Corp. 8.125%, 02/01/17	5,500,000	5,362,500
Hertz Corp. (The) 7.500%, 10/15/18	6,800,000	6,528,000

		12,952,000

Semiconductors & Semiconductor Equipment—0.7%
Advanced Micro Devices, Inc. 8.125%, 12/15/17 (a)	2,000,000	2,010,000
7.750%, 08/01/20 (a)	2,500,000	2,462,500
Freescale Semiconductor, Inc. 9.250%, 04/15/18 (144A)	1,000,000	1,025,000
10.750%, 08/01/20 (a)	2,204,000	2,215,020
KLA-Tencor Corp. 6.900%, 05/01/18	2,675,000	3,060,687

		10,773,207

Software—0.4%
Audatex North America, Inc. 6.750%, 06/15/18 (144A)	1,000,000	1,002,500
Open Solutions, Inc. 9.750%, 02/01/15 (144A) (a)	3,500,000	1,820,000
Vangent, Inc. 9.625%, 02/15/15	2,675,000	2,802,063

		5,624,563

Specialty Retail—1.5%
Brookstone, Inc. 13.000%, 10/15/14 (144A)	3,089,000	2,193,190
Inergy L.P./Inergy Finance Corp. 6.875%, 08/01/21	4,000,000	3,660,000
J. Crew Group, Inc. 8.125%, 03/01/19 (a)	3,000,000	2,527,500
Limited Brands, Inc. 8.500%, 06/15/19 (a)	1,250,000	1,418,750
7.000%, 05/01/20 (a)	3,000,000	3,165,000
7.600%, 07/15/37 (a)	1,000,000	965,000
PETCO Animal Supplies, Inc. 9.250%, 12/01/18 (144A) (a)	2,500,000	2,512,500
Toys “R” Us Property Co. I LLC 10.750%, 07/15/17	3,900,000	4,143,750
Toys “R” Us Property Co. II LLC 8.500%, 12/01/17	1,550,000	1,519,000

		22,104,690

Textiles, Apparel & Luxury Goods—0.9%
Brown Shoe Co., Inc. 7.125%, 05/15/19	3,500,000	2,975,000
Hanesbrands, Inc. 6.375%, 12/15/20 (a)	1,500,000	1,462,500
Levi Strauss & Co. 8.875%, 04/01/16 (a)	2,200,000	2,233,000
7.625%, 05/15/20 (a)	1,000,000	935,000
Perry Ellis International, Inc. 7.875%, 04/01/19	1,800,000	1,831,050

Security Description	Par Amount	Value

Textiles, Apparel & Luxury Goods—(Continued)
Polymer Group, Inc. 7.750%, 02/01/19 (144A)	$3,500,000	$3,508,750

		12,945,300

Thrifts & Mortgage Finance—0.2%
Provident Funding Associates 10.250%, 04/15/17 (144A)	2,500,000	2,437,500

Trading Companies & Distributors—0.3%
Interline Brands, Inc. 7.000%, 11/15/18	3,000,000	2,947,500
RSC Equipment Rental, Inc./RSC Holdings III LLC
8.250%, 02/01/21 (a)	2,375,000	2,066,250

		5,013,750

Wireless Telecommunication Services—1.8%
CC Holdings GS V LLC/Crown Castle GS III Corp.
7.750%, 05/01/17 (144A)	4,500,000	4,815,000
Clearwire Communications LLC/Clearwire Finance, Inc.
12.000%, 12/01/17 (144A) (a)	4,500,000	2,722,500
Cricket Communications, Inc. 7.750%, 10/15/20 (144A)	875,000	756,875
MetroPCS Wireless, Inc. 7.875%, 09/01/18 (a)	3,500,000	3,412,500
6.625%, 11/15/20 (a)	5,000,000	4,412,500
SBA Telecommunications, Inc. 8.250%, 08/15/19	3,000,000	3,165,000
Sprint Nextel Corp. 8.375%, 08/15/17	3,500,000	3,272,500
Syniverse Holdings, Inc. 9.125%, 01/15/19 (a)	3,600,000	3,546,000

		26,102,875

Total Domestic Bonds & Debt Securities (Cost $1,153,753,029)		1,119,704,021

Foreign Bonds & Debt Securities—9.6%

Auto Components—0.1%
International Automotive Components Group SL
9.125%, 06/01/18 (144A)	1,800,000	1,788,750

Capital Markets—0.3%
Macquarie Group, Ltd. 6.250%, 01/14/21 (144A) (a)	2,700,000	2,563,318
Vimpel-Communications Via VIP Finance Ireland, Ltd.
7.748%, 02/02/21 (144A) (a)	2,125,000	1,787,550

		4,350,868

Chemicals—0.3%
Ineos Finance plc 9.000%, 05/15/15 (144A)	1,000,000	990,000
Ineos Group Holdings, Ltd. 8.500%, 02/15/16 (144A) (a)	5,000,000	3,725,000

		4,715,000

MIST-118

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Foreign Bonds & Debt Securities—(Continued)

Security Description	Par Amount	Value

Computers & Peripherals—0.1%
Seagate HDD Cayman 6.875%, 05/01/20	$1,500,000	$1,387,500

Construction & Engineering—0.2%
Boart Longyear Management Pty, Ltd. 7.000%, 04/01/21 (144A)	3,000,000	2,985,000

Containers & Packaging—0.4%
Ardagh Packaging Finance plc 7.375%, 10/15/17 (144A) (a)	3,000,000	2,880,000
9.125%, 10/15/20 (144A) (a)	2,000,000	1,810,000
Cascades, Inc. 7.750%, 12/15/17	1,350,000	1,289,250

		5,979,250

Diversified Financial Services—0.4%
Asciano Finance, Ltd. 4.625%, 09/23/20 (144A)	2,250,000	2,196,598
Goodman Funding Pty, Ltd. 6.375%, 11/12/20 (144A)	3,000,000	3,109,077

		5,305,675

Diversified Telecommunication Services—1.9%
Digicel Group, Ltd. 10.500%, 04/15/18 (144A)	2,500,000	2,462,500
Inmarsat Finance plc 7.375%, 12/01/17 (144A) (a)	1,500,000	1,511,250
Intelsat Jackson Holdings S.A. 7.500%, 04/01/21 (144A) (a)	4,500,000	4,196,250
Intelsat Luxembourg S.A. 11.250%, 02/04/17	6,500,000	5,655,000
Qtel International Finance, Ltd. 4.750%, 02/16/21 (144A)	1,350,000	1,355,062
Telefonica Emisiones SAU 7.045%, 06/20/36	2,000,000	2,004,364
Virgin Media Finance plc 9.500%, 08/15/16	1,750,000	1,891,094
8.375%, 10/15/19	2,000,000	2,135,000
Virgin Media Secured Finance plc 5.250%, 01/15/21	550,000	592,952
Wind Acquisition Finance S.A. 11.750%, 07/15/17 (144A) (a)	6,450,000	5,514,750
7.250%, 02/15/18 (144A)	1,500,000	1,282,500

		28,600,722

Electronic Equipment, Instruments & Components—0.1%
NXP B.V./NXP Funding LLC 9.750%, 08/01/18 (144A)	1,825,000	1,879,750

Energy Equipment & Services—0.1%
Precision Drilling Corp. 6.500%, 12/15/21 (144A)	650,000	643,500

Food Products—0.3%
Viterra, Inc. 5.950%, 08/01/20 (144A)	4,250,000	4,656,877

Security Description	Par Amount	Value

Hotels, Restaurants & Leisure—0.8%
Great Canadian Gaming Corp. 7.250%, 02/15/15 (144A)	$4,600,000	$4,623,000
MCE Finance, Ltd. 10.250%, 05/15/18 (a)	2,500,000	2,662,500
MU Finance plc 8.375%, 02/01/17 (144A)	3,750,000	3,937,500
NCL Corp., Ltd. 9.500%, 11/15/18 (144A) (a)	1,000,000	1,042,500

		12,265,500

Insurance—0.1%
AXA S.A. 6.379%, 12/29/49 (144A) (f)	2,325,000	1,615,875

Machinery—0.1%
Ingersoll-Rand Global Holding Co., Ltd. - Class A
4.500%, 04/15/12	1,000,000	1,602,660

Marine—0.0%
CMA CGM 8.500%, 04/15/17 (144A)	225,000	92,250

Media—0.1%
Ono Finance II plc 10.875%, 07/15/19 (144A) (a)	1,750,000	1,242,500

Metals & Mining—1.6%
Algoma Acquisition Corp. 9.875%, 06/15/15 (144A) (a)	4,000,000	3,120,000
Anglo American Capital plc 9.375%, 04/08/14 (144A) (a)	2,000,000	2,324,690
Essar Steel Algoma, Inc. 9.375%, 03/15/15 (144A)	1,400,000	1,288,000
FMG Resources (August 2006) Pty, Ltd. 7.000%, 11/01/15 (144A)	4,000,000	3,740,000
Gold Fields Orogen Holding BVI, Ltd. 4.875%, 10/07/20 (144A)	3,400,000	3,135,847
Mirabela Nickel, Ltd. 8.750%, 04/15/18 (144A) (a)	4,000,000	3,260,000
Novelis, Inc. 8.750%, 12/15/20 (a)	1,500,000	1,477,500
Quadra FNX Mining, Ltd. 7.750%, 06/15/19 (144A)	4,150,000	4,035,875
Thompson Creek Metals Co., Inc. 7.375%, 06/01/18 (144A)	1,050,000	966,000

		23,347,912

Oil, Gas & Consumable Fuels—1.3%
Lukoil International Finance B.V. 6.656%, 06/07/22 (144A) (a)	4,750,000	4,500,625
MEG Energy Corp. 6.500%, 03/15/21 (144A)	3,675,000	3,537,187
OGX Petroleo e Gas Participacoes S.A. 8.500%, 06/01/18 (144A)	8,325,000	7,534,125
Pan American Energy LLC 7.875%, 05/07/21 (144A)	3,000,000	3,033,600

		18,605,537

MIST-119

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Foreign Bonds & Debt Securities—(Continued)

Security Description	Par Amount	Value

Paper & Forest Products—0.1%
Millar Western Forest Products, Ltd. 8.500%, 04/01/21 (144A) (a)	$2,000,000	$1,540,000

Pharmaceuticals—0.7%
Novartis Securities Investment, Ltd. 5.125%, 02/10/19	2,450,000	2,896,635
Warner Chilcott Co. LLC 7.750%, 09/15/18 (144A)	7,775,000	7,464,000

		10,360,635

Professional Services—0.0%
Nielsen Holdings N.V. 6.250%, 02/01/13	1,140,000	613,463

Road & Rail—0.1%
Kansas City Southern de Mexico S.A. de C.V.
6.125%, 06/15/21 (a)	1,875,000	1,875,000

Semiconductors & Semiconductor Equipment—0.1%
Sensata Technologies B.V. 6.500%, 05/15/19 (144A) (a)	1,500,000	1,432,500

Thrifts & Mortgage Finance—0.1%
Odebrecht Finance, Ltd. 6.000%, 04/05/23 (144A) (a)	1,300,000	1,222,000

Wireless Telecommunication Services—0.3%
Telemar Norte Leste S.A. 5.500%, 10/23/20 (144A) (a)	2,095,000	1,984,118
Telemovil Finance Co., Ltd. 8.000%, 10/01/17 (144A) (a)	2,700,000	2,556,877

		4,540,995

Total Foreign Bonds & Debt Securities (Cost $151,147,809)		142,649,719

Convertible Bonds—8.4%

Airlines—0.1%
AMR Corp. 6.250%, 10/15/14	1,400,000	834,750

Automobiles—0.1%
Ford Motor Co. 4.250%, 11/15/16	1,500,000	1,955,400

Beverages—0.3%
Central European Distribution Corp. 3.000%, 03/15/13 (a)	2,175,000	1,500,750
Molson Coors Brewing Co. 2.500%, 07/30/13 (a)	3,000,000	3,168,750

		4,669,500

Biotechnology—1.2%
BioMarin Pharmaceutical, Inc. 1.875%, 04/23/17	4,000,000	6,680,000
Decode Genetics, Inc. 3.500%, 04/15/11 (b)	1,666,000	10,412

Security Description	Par Amount	Value

Biotechnology—(Continued)
Gilead Sciences, Inc. 0.625%, 05/01/13	$3,700,000	$4,245,750
Human Genome Sciences, Inc. 2.250%, 08/15/12 (a)	3,700,000	3,848,000
Incyte Corp., Ltd. 4.750%, 10/01/15	800,000	1,422,000
Vertex Pharmaceuticals, Inc. 3.350%, 10/01/15	1,300,000	1,498,250

		17,704,412

Communications Equipment—0.1%
Ciena Corp. 4.000%, 03/15/15 (144A)	1,500,000	1,445,625

Computers & Peripherals—0.8%
EMC Corp. Series B 1.750%, 12/01/13	3,800,000	5,381,750
NetApp, Inc. 1.750%, 06/01/13	3,200,000	3,896,000
SanDisk Corp. 1.500%, 08/15/17 (a)	2,000,000	2,097,500

		11,375,250

Electrical Equipment—0.6%
A123 Systems, Inc. 3.750%, 04/15/16	3,125,000	2,031,250
Roper Industries, Inc. 1.481%/0.000%, 01/15/34 (g)	7,500,000	6,506,250

		8,537,500

Food Products—0.2%
Archer-Daniels-Midland Co. 0.875%, 02/15/14	3,000,000	3,000,000

Health Care Equipment & Supplies—0.2%
NuVasive, Inc. 2.750%, 07/01/17	3,100,000	2,620,473

Health Care Providers & Services—0.1%
Five Star Quality Care, Inc. 3.750%, 10/15/26	1,500,000	1,404,375

Industrial Conglomerates—0.2%
Danaher Corp. 0.662%, 01/22/21 (g)	2,500,000	3,053,125

Internet Software & Services—0.1%
Digital River, Inc. 2.000%, 11/01/30 (144A)	2,500,000	2,140,625

IT Services—0.3%
Alliance Data Systems Corp. 1.750%, 08/01/13	1,750,000	2,222,500
CACI International, Inc. 2.125%, 05/01/14	1,500,000	1,657,500

		3,880,000

MIST-120

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Convertible Bonds—(Continued)

Security Description	Par Amount	Value

Machinery—0.4%
Actuant Corp. 2.672%, 11/15/23	$1,400,000	$1,534,750
Altra Holdings, Inc. 2.750%, 03/01/31 (144A)	2,300,000	1,773,875
Greenbrier Cos., Inc. 3.500%, 04/01/18 (144A)	975,000	701,415
Meritor, Inc .4.625%/0.000%, 03/01/26 (a) (h)	2,225,000	1,710,469

		5,720,509

Media—0.5%
Interpublic Group of Cos., Inc. (The) 4.250%, 03/15/23	2,500,000	2,534,375
Liberty Media Corp. 3.250%, 03/15/31	2,000,000	1,575,000
Omnicom Group, Inc. 0.000%, 07/01/38 (a) (g)	3,000,000	3,101,250

		7,210,625

Metals & Mining—0.4%
Molycorp, Inc. 3.250%, 06/15/16 (144A)	1,130,000	1,033,950
Newmont Mining Corp. Series A 1.250%, 07/15/14 (a)	3,900,000	5,698,875

		6,732,825

Oil, Gas & Consumable Fuels—0.0%
Alpha Appalachia Holdings, Inc. 3.250%, 08/01/15	620,000	552,575

Pharmaceuticals—0.6%
Alza Corp. 0.655%, 07/28/20 (g)	5,000,000	4,518,750
Salix Pharmaceuticals, Ltd. 2.750%, 05/15/15	725,000	741,603
Teva Pharmaceutical Finance Co. LLC Series C 0.250%, 02/01/26	3,750,000	3,857,812

		9,118,165

Professional Services—0.2%
FTI Consulting, Inc. 3.750%, 07/15/12	2,000,000	2,467,500

Real Estate Investment Trusts—0.3%
Host Hotels & Resorts L.P. 2.500%, 10/15/29 (144A)	1,250,000	1,310,938
Prologis, Inc. 3.250%, 03/15/15	2,700,000	2,700,769

		4,011,707

Semiconductors & Semiconductor Equipment—0.2%
Xilinx, Inc. 2.625%, 06/15/17 (a)	2,800,000	3,203,340

Security Description	Shares/Par Amount	Value

Software—0.9%
BroadSoft, Inc. 1.500%, 07/01/18 (144A)	$725,000	$703,878
Concur Technologies, Inc. 2.500%, 04/15/15 (144A)	3,600,000	3,663,252
Nuance Communications, Inc. 2.750%, 08/15/27 (a)	5,000,000	6,312,500
Symantec Corp. 1.000%, 06/15/13 (a)	3,000,000	3,439,650

		14,119,280

Textiles, Apparel & Luxury Goods—0.2%
Iconix Brand Group, Inc. 2.500%, 06/01/16 (144A)	3,750,000	3,515,625

Thrifts & Mortgage Finance—0.0%
Radian Group, Inc. 3.000%, 11/15/17	1,000,000	497,500

Wireless Telecommunication Services—0.4%
InterDigital, Inc. 2.500%, 03/15/16 (144A)	750,000	825,938
SBA Communications Corp. 4.000%, 10/01/14 (a)	4,000,000	5,202,800

		6,028,738

Total Convertible Bonds (Cost $133,823,807)		125,799,424

Convertible Preferred Stocks—2.1%

Auto Components—0.1%
Cooper-Standard Holding, Inc. 7.000%, 12/31/49 (d)	5,543	1,028,226

Automobiles—0.1%
General Motors Co. Series B 4.750%, 12/01/13 (a)	30,000	1,051,350

Commercial Banks—0.2%
Fifth Third Bancorp Series G 8.500%, 12/31/49 (a)	30,000	3,837,300

Diversified Financial Services—0.4%
AMG Capital Trust I 5.100%, 04/15/36	40,000	1,695,000
Citigroup, Inc. 7.500%, 12/15/12	50,000	3,981,500

		5,676,500

Diversified Telecommunication Services—0.1%
Lucent Technologies Capital Trust I 7.750%, 03/15/17	1,000	825,000

Electric Utilities—0.2%
PPL Corp. 8.750%, 05/01/14	34,000	1,849,260

MIST-121

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Convertible Preferred Stocks—(Continued)
Security Description	Shares/Par Amount	Value

Electric Utilities—(Continued)
PPL Corp. 9.500%, 07/01/13	$27,200	$1,511,776

		3,361,036

Insurance—0.1%
Hartford Financial Services Group, Inc. (The) Series F 7.250%, 04/01/13 (a)	89,600	1,725,696

Oil, Gas & Consumable Fuels—0.9%
Apache Corp. Series D 6.000%, 08/01/13 (a)	150,000	7,675,500
Williams Cos., Inc. (The) 5.500%, 06/01/33	50,000	5,634,375

		13,309,875

Total Convertible Preferred Stocks (Cost $31,484,140)		30,814,983

Common Stocks—1.4%

Auto Components—0.5%
Cooper-Standard Holding, Inc.* (a)	188,233	7,905,786

Chemicals—0.2%
LyondellBasell Industries N.V. - Class A	105,000	2,565,150

Media—0.1%
Charter Communications, Inc. - Class A* (a)	25,000	1,171,000

Metals & Mining—0.3%
Barrick Gold Corp.	100,000	4,665,000

Oil, Gas & Consumable Fuels—0.1%
El Paso Corp. (a)	100,000	1,748,000

Paper & Forest Products—0.0%
PT Indah Kiat Pulp and Paper Corp.*	1,867,500	186,707

Pharmaceuticals—0.1%
Mylan, Inc.* (a)	80,000	1,360,000
Teva Pharmaceutical Industries, Ltd., (ADR)	7,020	261,284

		1,621,284

Software—0.1%
Informatica Corp.* (a)	35,000	1,433,250

Thrifts & Mortgage Finance—0.0%
Federal National Mortgage Association* (a)	227,275	54,546

Total Common Stocks (Cost $19,424,176)		21,350,723

Preferred Stocks—1.1%
Security Description	Shares/Par Amount	Value

Commercial Banks—0.6%
Fifth Third Capital Trust IV (f)	4,200,000	$4,011,420
U.S. Bancorp Series A (a) (f)	2,305	1,569,705
Wachovia Capital Trust III (f)	3,143,000	2,589,046

		8,170,171

Diversified Financial Services—0.5%
Capital One Capital VI (a)	5,750,000	5,764,375
JPMorgan Chase & Co. Series 1 (a) (f)	1,650,000	1,705,069

		7,469,444

Thrifts & Mortgage Finance—0.0%
Federal National Mortgage Association Series S* (g)	136,300	258,970

Total Preferred Stocks (Cost $17,596,770)		15,898,585

Municipals—0.2%
Metropolitan Government of Nashville & Davidson County, Convention Center Authority, Build America Bonds 6.731%, 07/01/43	$3,350,000	3,965,429

Total Municipals (Cost $3,403,215)		3,965,429

Warrants—0.1%

Auto Components—0.1%
Cooper-Standard Holding, Inc. expires 11/27/17*	20,875	454,031

Media—0.0%
Charter Communications, Inc. expires 11/30/14*	19,873	228,540
Ion Media Second Lien Warrants expires 12/16/18*	395	88,875
Ion Media Unsecured Debt Warrant Restricted expires 12/16/18*	390	48,750

		366,165

Total Warrants (Cost $2,463,611)		820,196

Short-Term Investments—24.4%

Mutual Funds—23.9%
State Street Navigator Securities Lending Prime Portfolio (i)	356,338,258	356,338,258

MIST-122

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Par Amount	Value

Repurchase Agreement—0.5%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/11 at 0.010% to be repurchased at $7,064,006 on 10/03/11, collateralized by $5,720,000 Federal Home Loan Bank at 5.250% due 08/08/33 with a value of $7,207,200.	$7,064,000	$7,064,000

Total Short-Term Investments (Cost $363,402,258)		363,402,258

Total Investments—122.4% (Cost $1,876,498,815#)		1,824,405,338
Other Assets and Liabilities (net)—(22.4)%		(334,464,843)

Net Assets—100.0%		$1,489,940,495

*	Non-income producing security.
#	As of September 30, 2011, the aggregate cost of investments for federal income tax purposes was $1,876,498,815. The aggregate unrealized appreciation and depreciation of investments were $55,948,477 and $(108,041,954), respectively, resulting in net unrealized depreciation of $(52,093,477) for federal income tax purposes.
(a)	All or a portion of the security was on loan. As of September 30, 2011, the market value of securities loaned was $346,040,600 and the collateral received consisted of cash in the amount of $356,338,258. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Security is in default and/or issuer is in bankruptcy.
(c)	Security was valued in good faith under procedures approved by the Board of Trustees.
(d)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(e)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rates shown are current coupon and next coupon rate when security steps up.
(f)	Variable or floating rate security. The stated rate represents the rate at September 30, 2011. Maturity date shown for callable securities
(g)	Zero coupon bond—Interest rate represents current yield to maturity.
(h)	Security is a “step-down” bond where the coupon decreases or steps down at a predetermined date. Rates shown are current coupon and next coupon rate when a security steps down.
(i)	Represents investment of cash collateral received from securities lending transactions.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2011, the market value of 144A securities was $431,785,165, which is 29.0% of net assets.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(MTN)—	Medium-Term Note

Futures Contracts

The futures contracts outstanding as of September 30, 2011 and the description and unrealized appreciation (depreciation) were as follows:

Futures Contracts-Short	Exchange	Expiration Date	Number of Contracts	Contract Amount	Valuation as of September 30, 2011	Unrealized Depreciation
U.S. Treasury Note 10 Year Futures	Chicago Board of Trade	12/20/2011	(100)	$(12,876,890)	$(13,009,375)	$(132,485)

MIST-123

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the period ended September 30, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2011:

Description	Level 1	Level 2	Level 3	Total
Domestic Bonds & Debt Securities
Aerospace & Defense	$—	$26,546,937	$—	$26,546,937
Airlines	—	7,698,783	—	7,698,783
Auto Components	—	26,508,750	—	26,508,750
Automobiles	—	5,889,640	—	5,889,640
Building Products	—	6,731,674	—	6,731,674
Capital Markets	—	20,723,877	—	20,723,877
Chemicals	—	42,164,840	—	42,164,840
Commercial Banks	—	27,219,787	—	27,219,787
Commercial Services & Supplies	—	21,480,561	—	21,480,561
Communications Equipment	—	25,936,000	—	25,936,000
Construction & Engineering	—	6,371,250	—	6,371,250
Consumer Finance	—	15,799,847	—	15,799,847
Containers & Packaging	—	30,762,214	—	30,762,214
Distributors	—	2,985,000	—	2,985,000
Diversified Consumer Services	—	2,355,000	—	2,355,000
Diversified Financial Services	—	15,197,293	—	15,197,293
Diversified Telecommunication Services	—	39,109,485	—	39,109,485
Electric Utilities	—	25,144,449	—	25,144,449
Electrical Equipment	—	13,483,674	—	13,483,674
Energy Equipment & Services	—	25,376,999	—	25,376,999
Food & Staples Retailing	—	12,146,000	—	12,146,000
Food Products	—	10,307,554	—	10,307,554
Gas Utilities	—	13,225,072	—	13,225,072
Health Care Equipment & Supplies	—	11,720,000	—	11,720,000
Health Care Providers & Services	—	56,640,836	—	56,640,836
Hotels, Restaurants & Leisure	—	64,459,893	450	64,460,343
Household Durables	—	13,684,895	—	13,684,895
Household Products	—	3,680,000	—	3,680,000
Independent Power Producers & Energy Traders	—	18,827,940	—	18,827,940
Industrial Conglomerates	—	1,383,750	—	1,383,750
Insurance	—	16,346,072	—	16,346,072
Internet & Catalog Retail	—	2,961,614	—	2,961,614
Internet Software & Services	—	5,096,000	—	5,096,000
IT Services	—	22,242,500	—	22,242,500
Life Sciences Tools & Services	—	3,556,145	—	3,556,145
Machinery	—	48,152,563	—	48,152,563
Marine	—	2,215,063	—	2,215,063
Media	—	75,275,159	—	75,275,159
Metals & Mining	—	33,936,132	—	33,936,132
Multiline Retail	—	8,075,982	—	8,075,982
Oil, Gas & Consumable Fuels	—	167,435,388	—	167,435,388
Paper & Forest Products	—	4,737,750	—	4,737,750

MIST-124

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

FAIR VALUE HIERARCHY—(Continued)

Description	Level 1	Level 2	Level 3	Level 4
Personal Products	$—	$5,527,500	$—	$5,527,500
Pharmaceuticals	—	13,358,937	—	13,358,937
Professional Services	—	970,000	—	970,000
Real Estate Investment Trusts	—	18,300,881	—	18,300,881
Road & Rail	—	12,952,000	—	12,952,000
Semiconductors & Semiconductor Equipment	—	10,773,207	—	10,773,207
Software	—	5,624,563	—	5,624,563
Specialty Retail	—	22,104,690	—	22,104,690
Textiles, Apparel & Luxury Goods	—	12,945,300	—	12,945,300
Thrifts & Mortgage Finance	—	2,437,500	—	2,437,500
Trading Companies & Distributors	—	5,013,750	—	5,013,750
Wireless Telecommunication Services	—	26,102,875	—	26,102,875
Total Domestic Bonds & Debt Securities	—	1,119,703,571	450	1,119,704,021
Total Foreign Bonds & Debt Securities*	—	142,649,719	—	142,649,719
Total Convertible Bonds*	—	125,799,424	—	125,799,424
Convertible Preferred Stocks
Auto Components	—	1,028,226	—	1,028,226
Automobiles	1,051,350	—	—	1,051,350
Commercial Banks	3,837,300	—	—	3,837,300
Diversified Financial Services	5,676,500	—	—	5,676,500
Diversified Telecommunication Services	825,000	—	—	825,000
Electric Utilities	3,361,036	—	—	3,361,036
Insurance	1,725,696	—	—	1,725,696
Oil, Gas & Consumable Fuels	13,309,875	—	—	13,309,875
Total Convertible Preferred Stocks	29,786,757	1,028,226	—	30,814,983
Common Stocks
Auto Components	7,905,786	—	—	7,905,786
Chemicals	2,565,150	—	—	2,565,150
Media	1,171,000	—	—	1,171,000
Metals & Mining	4,665,000	—	—	4,665,000
Oil, Gas & Consumable Fuels	1,748,000	—	—	1,748,000
Paper & Forest Products	—	186,707	—	186,707
Pharmaceuticals	1,621,284	—	—	1,621,284
Software	1,433,250	—	—	1,433,250
Thrifts & Mortgage Finance	54,546	—	—	54,546
Total Common Stocks	21,164,016	186,707	—	21,350,723
Preferred Stocks
Commercial Banks	1,569,705	6,600,466	—	8,170,171
Diversified Financial Services	—	7,469,444	—	7,469,444
Thrifts & Mortgage Finance	258,970	—	—	258,970
Total Preferred Stocks	1,828,675	14,069,910	—	15,898,585
Municipals	—	3,965,429	—	3,965,429
Warrants
Auto Components	—	454,031	—	454,031
Media	228,540	137,625	—	366,165
Total Warrants	228,540	591,656	—	820,196
Short-Term Investments
Mutual Funds	356,338,258	—	—	356,338,258
Repurchase Agreement	—	7,064,000	—	7,064,000
Total Short-Term Investments	356,338,258	7,064,000	—	363,402,258
Total Investments	$409,346,246	$1,415,058,642	$450	$1,824,405,338

Futures Contracts**
Futures Contracts Short (Depreciation)	$(132,485)	$—	$—	$(132,485)
Total Futures Contracts	$(132,485)	$—	$—	$(132,485)

*	See Schedule of Investments for additional detailed categorizations.
**	Derivative instruments such as forwards, futures contracts and swap contracts are valued on the unrealized appreciation/depreciation on the instrument.

MIST-125

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2010	Net Transfers in to Level 3	Balance as of September 30, 2011	Change in Unrealized Appreciation/ (Depreciation) for Investments Held at September 30, 2011
Domestic Bonds & Debt Securities
Hotels, Restaurants & Leisure	$—	$450	$450	$—

Domestic Bonds & Debt Securities in the amount of $450 were transferred into Level 3 due to a decline in market activity for significant observables which resulted in a lack of available market inputs to determine price.

MIST-126

Met Investors Series Trust

Lord Abbett Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stocks—95.4% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.8%
Goodrich Corp.	10,600	$1,279,208
Rockwell Collins, Inc.	96,400	5,086,064

		6,365,272

Airlines—0.5%
Southwest Airlines Co.	222,700	1,790,508

Auto Components—0.6%
Lear Corp.	45,300	1,943,370

Beverages—0.6%
Dr Pepper Snapple Group, Inc.	57,500	2,229,850

Capital Markets—3.3%
Affiliated Managers Group, Inc.*	37,800	2,950,290
Invesco, Ltd.	75,300	1,167,903
Lazard, Ltd. - Class A	233,300	4,922,630
LPL Investment Holdings, Inc.* (a)	102,300	2,600,466

		11,641,289

Chemicals—3.9%
Air Products & Chemicals, Inc.	35,400	2,703,498
Ashland, Inc.	89,539	3,952,251
Celanese Corp., Series A	99,500	3,236,735
Eastman Chemical Co.	53,200	3,645,796

		13,538,280

Commercial Banks—7.8%
CIT Group, Inc.* (a)	53,200	1,615,684
City National Corp. (a)	103,300	3,900,608
Comerica, Inc.	124,200	2,852,874
Commerce Bancshares, Inc.	78,967	2,744,103
Cullen/Frost Bankers, Inc. (a)	72,000	3,301,920
Hancock Holding Co. (a)	138,700	3,714,386
M&T Bank Corp.	60,243	4,210,986
Signature Bank* (a)	75,929	3,624,091
UMB Financial Corp. (a)	41,300	1,324,904

		27,289,556

Commercial Services & Supplies—1.8%
Republic Services, Inc.	223,486	6,271,017

Construction & Engineering—1.5%
Jacobs Engineering Group, Inc.*	95,500	3,083,695
URS Corp.*	73,000	2,165,180

		5,248,875

Containers & Packaging—2.9%
Ball Corp.	46,144	1,431,387
Greif, Inc. - Class A	95,520	4,096,853
Temple-Inland, Inc.	150,800	4,730,596

		10,258,836

Diversified Telecommunication Services—1.1%
CenturyLink, Inc.	116,041	3,843,278

Security Description	Shares	Value

Electric Utilities—2.0%
Northeast Utilities	63,458	$2,135,362
PPL Corp.	168,200	4,800,428

		6,935,790

Electrical Equipment—1.6%
AMETEK, Inc.	47,850	1,577,614
General Cable Corp.* (a)	121,300	2,832,355
Woodward, Inc. (a)	43,300	1,186,420

		5,596,389

Electronic Equipment, Instruments & Components—2.1%
Anixter International, Inc. (a)	40,581	1,925,163
FLIR Systems, Inc. (a)	88,100	2,206,905
TE Connectivity, Ltd.	110,600	3,112,284

		7,244,352

Energy Equipment & Services—5.0%
Ensco plc (ADR)	43,259	1,748,961
GulfMark Offshore, Inc. - Class A*	24,000	872,160
Halliburton Co.	89,429	2,729,373
Helmerich & Payne, Inc.	26,900	1,092,140
Rowan Cos., Inc.*	86,600	2,614,454
Superior Energy Services, Inc.*	100,200	2,629,248
Tidewater, Inc. (a)	70,050	2,945,603
Weatherford International, Ltd.*	228,800	2,793,648

		17,425,587

Food Products—2.3%
Bunge, Ltd.	140,230	8,174,007

Gas Utilities—0.5%
Questar Corp.	100,500	1,779,855

Health Care Equipment & Supplies—2.6%
Kinetic Concepts, Inc.*	54,000	3,558,060
St. Jude Medical, Inc.	69,100	2,500,729
Zimmer Holdings, Inc.*	53,200	2,846,200

		8,904,989

Health Care Providers & Services—4.3%
AmerisourceBergen Corp.	23,000	857,210
Coventry Health Care, Inc.*	104,800	3,019,288
DaVita, Inc.*	15,500	971,385
Healthsouth Corp.* (a)	75,482	1,126,946
Humana, Inc.	37,700	2,741,921
McKesson Corp.	55,599	4,042,048
Patterson Cos., Inc.	50,800	1,454,404
Universal Health Services, Inc. - Class B	25,700	873,800

		15,087,002

Hotels, Restaurants & Leisure—0.1%
Darden Restaurants, Inc.	11,200	478,800

Household Durables—3.5%
Fortune Brands, Inc.	92,700	5,013,216
Garmin, Ltd. (a)	35,500	1,127,835

MIST-127

Met Investors Series Trust

Lord Abbett Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Household Durables—(Continued)
Harman International Industries, Inc.	72,500	$2,072,050
Tupperware Brands Corp.	71,800	3,858,532

		12,071,633

Industrial Conglomerates—0.6%
Tyco International, Ltd.	54,700	2,229,025

Insurance—3.8%
ACE, Ltd.	46,188	2,798,993
Aon Corp.	97,700	4,101,446
Marsh & McLennan Cos., Inc.	102,300	2,715,042
PartnerRe, Ltd.	67,170	3,510,976

		13,126,457

IT Services—2.3%
Fiserv, Inc.*	106,500	5,407,005
Western Union Co.	163,900	2,506,031

		7,913,036

Life Sciences Tools & Services—0.4%
Charles River Laboratories International, Inc.* (a)	43,200	1,236,384

Machinery—7.0%
Dover Corp.	90,000	4,194,000
Eaton Corp.	91,428	3,245,694
Ingersoll-Rand plc (a)	62,100	1,744,389
Kennametal, Inc.	77,936	2,551,625
Pall Corp.	79,100	3,353,840
Parker Hannifin Corp.	36,264	2,289,346
SPX Corp.	36,300	1,644,753
Trinity Industries, Inc. (a)	194,800	4,170,668
WABCO Holdings, Inc.*	32,200	1,219,092

		24,413,407

Media—4.9%
Discovery Communications, Inc. - Class A*	81,400	3,062,268
Interpublic Group of Cos., Inc. (The)	1,063,500	7,657,200
Omnicom Group, Inc.	175,700	6,472,788

		17,192,256

Metals & Mining—4.5%
Agnico-Eagle Mines, Ltd.	41,400	2,464,128
Carpenter Technology Corp.	76,200	3,420,618
IAMGOLD Corp.	244,948	4,845,071
Reliance Steel & Aluminum Co.	104,607	3,557,684
Royal Gold, Inc.	23,500	1,505,410

		15,792,911

Multi-Utilities—1.3%
CMS Energy Corp.	233,676	4,624,448

Multiline Retail—1.5%
Macy’s, Inc.	200,900	5,287,688

Office Electronics—1.0%
Xerox Corp.	492,000	3,429,240

Security Description	Shares	Value

Oil, Gas & Consumable Fuels—7.3%
Cabot Oil & Gas Corp.	19,200	$1,188,672
CONSOL Energy, Inc.	53,700	1,822,041
El Paso Corp.	301,600	5,271,968
EQT Corp.	153,406	8,185,744
Forest Oil Corp.*	48,300	695,520
QEP Resources, Inc.	172,900	4,680,403
Range Resources Corp.	64,800	3,788,208

		25,632,556

Pharmaceuticals—4.0%
Mylan, Inc.*	403,909	6,866,453
Par Pharmaceutical Cos., Inc.*	67,700	1,802,174
Warner Chilcott plc - Class A	198,900	2,844,270
Watson Pharmaceuticals, Inc.*	38,100	2,600,325

		14,113,222

Real Estate Investment Trusts—0.7%
Alexandria Real Estate Equities, Inc.	38,900	2,388,071

Road & Rail—0.7%
Kansas City Southern*	48,000	2,398,080

Semiconductors & Semiconductor Equipment—0.9%
Analog Devices, Inc.	43,200	1,350,000

Micron Technology, Inc.*	366,000	1,844,640

		3,194,640

Software—1.8%
Adobe Systems, Inc.*	144,489	3,492,299
Intuit, Inc.*	60,600	2,874,864

		6,367,163

Specialty Retail—2.9%
Guess?, Inc.	124,000	3,532,760
PetSmart, Inc.	56,900	2,426,785
Pier 1 Imports, Inc.* (a)	436,427	4,268,256

		10,227,801

Total Common Stocks (Cost $345,640,720)		333,684,920

Short-Term Investments—16.5%

Mutual Funds—12.1%
State Street Navigator Securities Lending Prime Portfolio (b)	42,194,791	42,194,791

MIST-128

Met Investors Series Trust

Lord Abbett Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Par Amount	Value

Repurchase Agreement—4.4%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/11 at 0.010% to be repurchased at $15,390,013 on 10/03/2011, collateralized by $15,485,000 Federal Home Loan Mortgage Corp. at 3.250% due 11/10/20 with a value of $15,697,919.	$15,390,000	$15,390,000

Total Short-Term Investments (Cost $57,584,791)		57,584,791

Total Investments—111.9% (Cost $403,225,511#)		391,269,711
Other assets and liabilities (net)—(11.9)%		(41,609,892)

Net Assets—100.0%		$349,659,819

*	Non-income producing security.
#	As of September 30, 2011, the aggregate cost of investments for federal income tax purposes was $403,225,511. The aggregate unrealized appreciation and depreciation of investments were $28,486,563 and $(40,442,363), respectively, resulting in net unrealized depreciation of $(11,955,800) for federal income tax purposes.
(a)	All or a portion of the security was on loan. As of September 30, 2011, the market value of securities loaned was $39,435,466 and the collateral received consisted of cash in the amount of $42,194,791. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Represents investment of cash collateral received from securities lending transactions.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

MIST-129

Met Investors Series Trust

Lord Abbett Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the period ended September 30, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2011:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$333,684,920	$—	$—	$333,684,920
Short-Term Investments
Mutual Funds	42,194,791	—	—	42,194,791
Repurchase Agreement	—	15,390,000	—	15,390,000
Total Short-Term Investments	42,194,791	15,390,000	—	57,584,791
Total Investments	$375,879,711	$15,390,000	$—	$391,269,711

*	See Schedule of Investments for additional detailed categorizations.

MIST-130

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Senior Floating-Rate Interests (a)—95.1% of Net Assets

Security Description	Principal Amount	Value

Aerospace & Defense—1.1%
DAE Aviation Holdings, Inc. Term Loan 5.260%, 07/31/14	$5,032,185	$4,711,383
Ducommun, Inc. Term Loan 5.500%, 06/28/17	498,750	487,528
DynCorp International LLC Term Loan 6.300%, 07/05/16	1,427,973	1,406,553
TransDigm Group, Inc. Term Loan 4.000%, 02/14/17	1,911,806	1,872,375

		8,477,839

Air Freight & Logistics—0.1%
Evergreen International Aviation, Inc. Term Loan 11.500%, 07/05/16	825,000	759,000

Auto Components—2.4%
Delphi Corp. Term Loan 3.500%, 03/31/17	1,902,961	1,886,310
Federal-Mogul Corp. Term Loan 2.160%, 12/29/14	3,613,626	3,339,594
2.170%, 12/28/15	2,906,712	2,686,287
Goodyear Tire & Rubber Co. (The) Second Lien Term Loan
1.940%, 04/30/14	5,000,000	4,840,625
HHI Holdings LLC Term Loan 7.000%, 03/21/17	398,000	380,090
Metaldyne Co. LLC Term Loan 5.250%, 05/18/17	2,465,119	2,391,165
Tenneco, Inc. Term Loan 4.739%, 06/03/16	987,500	972,688
Veyance Technologies, Inc. Delayed Draw Term Loan
2.740%, 07/31/14	186,631	167,793
Term Loan 2.740%, 07/31/14	1,303,029	1,171,505

		17,836,057

Automobiles—0.8%
Chrysler Group LLC Term Loan 6.000%, 05/24/17	3,084,500	2,715,646
Tomkins LLC Term Loan 4.250%, 09/21/16	3,021,175	2,971,139

		5,686,785

Security Description	Principal Amount	Value

Biotechnology—0.4%
Catalent Pharma Solutions, Inc. Dollar Term Loan 2.489%, 04/10/14	$2,264,524	$2,098,460
Grifols, Inc. Term Loan 6.000%, 06/01/17	1,321,688	1,299,219

		3,397,679

Building Products—0.3%
Armstrong World Industries, Inc. Term Loan 4.000%, 03/09/18	920,375	895,065
Goodman Global Holdings, Inc. First Lien Term Loan 5.750%, 10/28/16	1,047,187	1,039,988

		1,935,053

Capital Markets—1.8%
Grosvenor Capital Management Holdings LLLP Extended Term Loan 4.250%, 12/05/16	1,527,836	1,527,836
Harbourvest Partners LLC Term Loan 6.250%, 12/14/16	749,842	746,093
LPL Investment Holdings, Inc. Extended Term Loan 4.250%, 06/25/15	1,814,480	1,803,140
Term Loan 1.990%, 06/28/13	576,444	569,959
5.250%, 06/28/17	1,315,008	1,316,652
Mondrian Investment Partners, Ltd. Term Loan 5.500%, 07/12/18	1,133,523	1,108,019
Nuveen Investments, Inc. Extended Term Loan 5.820%, 05/12/17	1,023,796	953,666
First Lien Term Loan 3.320%, 11/13/14	2,876,204	2,651,860
Sheridan Production Partners I LLC Term Loan 6.500%, 04/20/17	599,325	587,712
SS&C Technologies, Inc. Term Loan 2.240%, 11/23/12	2,075,537	2,018,460

		13,283,397

Chemicals—5.6%
Arizona Chemical, Inc. Term Loan 4.750%, 11/21/16	207,021	203,787
Ashland, Inc. Term Loan 3.750%, 08/23/18	2,025,000	2,013,067
Celanese U.S. Holdings LLC Extended Term Loan 2.996%, 10/31/16	1,742,357	1,726,800

MIST-131

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Senior Floating-Rate Interests—(Continued)

Security Description	Principal Amount	Value

Chemicals—(Continued)
Chemtura Corp. Term Loan 5.500%, 08/27/16	$1,200,000	$1,193,500
Diversey Holdings, Inc. Term Loan 4.000%, 11/24/15	2,160,579	2,157,878
General Chemical Corp. Term Loan 5.000%, 10/06/15	355,478	343,925
Houghton International, Inc. Term Loan 6.750%, 01/29/16	1,560,372	1,546,718
Huish Detergents, Inc. Term Loan 2.240%, 04/25/14	1,490,817	1,382,733
Huntsman International LLC Extended Term Loan 2.800%, 04/19/17	1,375,819	1,296,709
Term Loan 1.766%, 04/21/14	504,601	480,885
Ineos U.S. Finance LLC Term Loan 7.501%, 12/16/13	2,488,781	2,467,004
8.001%, 12/16/14	2,594,047	2,571,349
MacDermid, Inc. Term Loan 2.239%, 04/11/14	1,825,842	1,775,631
Momentive Performance Materials, Inc. Extended Term Loan 3.750%, 05/05/15	4,059,896	3,806,152
Momentive Specialty Chemicals, Inc. Extended Term Loan 4.000%, 05/05/15	2,243,561	2,097,729
4.063%, 05/05/15	979,298	920,540
Nalco Co. Term Loan 4.500%, 10/05/17	866,250	865,438
Norit N.V. Term Loan 7.500%, 07/07/17	1,175,000	1,145,625
OM Group, Inc. Term Loan 5.750%, 08/02/17	475,000	473,219
Omnova Solutions, Inc. Term Loan 5.750%, 05/31/17	1,813,800	1,759,386
Polypore, Inc. Incremental Term Loan 2.240%, 07/03/14	1,968,435	1,904,461
Rockwood Specialties Group, Inc. Term Loan 3.750%, 02/09/18	1,592,000	1,588,617
Solutia, Inc. Term Loan 3.500%, 08/01/17	1,735,609	1,705,779
Styron S.A.R.L LLC Term Loan 6.000%, 08/02/17	2,282,750	2,080,727

Security Description	Principal Amount	Value

Chemicals—(Continued)
Univar, Inc. Term Loan 5.000%, 06/30/17	$5,066,725	$4,754,275

		42,261,934

Commercial Services & Supplies—3.7%
Allied Security Holdings LLC First Lien Term Loan 5.000%, 02/03/17	398,000	392,030
Altegrity, Inc. Term Loan 7.750%, 02/20/15	441,515	432,685
2.981%, 02/21/15	2,211,014	1,989,912
Aquilex Holdings LLC Term Loan 6.000%, 04/01/16	876,892	769,473
ARAMARK Corp. Extended Letter of Credit 0.089%, 07/26/16	154,267	149,896
Extended Term Loan 3.619%, 07/26/16	2,345,733	2,279,271
Synthetic Letter of Credit 2.114%, 01/27/14	160,084	155,815
Term Loan 2.244%, 01/27/14	1,987,191	1,934,198
Brickman Group Holdings, Inc. Term Loan 7.250%, 10/14/16	719,563	712,367
ClientLogic Corp. Extended Term Loan 6.996%, 01/30/17	2,394,165	2,262,486
Delos Aircraft, Inc. Term Loan 7.000%, 03/17/16	1,075,000	1,077,688
IAP Worldwide Services, Inc. First Lien Term Loan 9.250%, 12/28/12	1,416,027	1,389,477
KAR Auction Services, Inc. Term Loan 5.000%, 05/19/17	2,817,938	2,735,161
Merrill Communications LLC Term Loan 7.500%, 12/24/12	1,593,936	1,514,239
Protection One Alarm Monitoring, Inc. Term Loan 6.000%, 06/04/16	959,256	944,868
ServiceMaster Co. Delayed Draw Term Loan 2.740%, 07/24/14	224,542	210,845
Term Loan 2.740%, 07/24/14	2,750,893	2,583,088
U.S. Security Holdings, Inc. Delayed Draw Term Loan 0.500%, 07/28/17 (b)	114,100	111,533
Term Loan 6.000%, 07/28/17	585,900	572,717

MIST-132

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Senior Floating-Rate Interests—(Continued)

Security Description	Principal Amount	Value

Commercial Services & Supplies—(Continued)
West Corp. Term Loan 2.690%, 10/24/13	$2,308,117	$2,245,366
4.570%, 07/15/16	3,391,451	3,289,708

		27,752,823

Communications Equipment—0.6%
CommScope, Inc. Term Loan 5.000%, 01/14/18	2,263,625	2,221,182
DG FastChannel, Inc. Term Loan 5.750%, 07/26/18	1,521,187	1,513,581
TowerCo Finance LLC Term Loan 5.250%, 02/02/17	472,625	464,945

		4,199,708

Computers & Peripherals—0.2%
Dealer Computer Services, Inc. Term Loan 3.750%, 04/20/18	1,820,438	1,784,029

Construction & Engineering—0.2%
Brock Holdings III, Inc. Term Loan 6.000%, 03/16/17	870,625	816,211
Wyle Services Corp. Term Loan 5.750%, 03/27/17	536,892	515,416

		1,331,627

Construction Materials—0.5%
Fairmount Minerals, Ltd. Term Loan 5.250%, 03/15/17	3,929,250	3,875,223

Containers & Packaging—1.9%
Berry Plastics Corp. Term Loan 2.229%, 04/03/15	2,069,827	1,895,370
BWAY Corp. Term Loan 4.500%, 02/23/18	2,031,896	1,955,699
Consolidated Container Co. LLC Term Loan 2.500%, 03/28/14	982,912	916,565
Graphic Packaging International, Inc. Term Loan 2.240%, 05/16/14	2,331,077	2,283,971
Reynolds Group Holdings, Inc. Term Loan 6.500%, 02/09/18	3,024,800	2,937,081
6.500%, 08/09/18	3,675,000	3,566,282
Sealed Air Corp. Term Loan 3.750%, 09/21/18 (c)	625,000	626,719

		14,181,687

Security Description	Principal Amount	Value

Distributors—1.2%
Autoparts Holdings, Ltd. First Lien Term Loan 6.500%, 07/28/17	$375,000	$373,125
Michael Foods Group, Inc. Term Loan 4.250%, 02/23/18	2,422,065	2,341,078
VWR Funding, Inc. Term Loan 2.739%, 06/30/14	6,382,017	5,988,457

		8,702,660

Diversified Consumer Services—0.7%
Affinion Group, Inc. Term Loan 5.000%, 10/10/16	2,615,122	2,385,208
BAR/BRI Review Courses, Inc. Term Loan 6.000%, 06/16/17	675,000	658,125
Laureate Education, Inc. Extended Term Loan 5.250%, 08/15/18	1,972,513	1,788,413
Meritas LLC First Lien Term Loan 7.500%, 07/28/17	755,625	729,178

		5,560,924

Diversified Financial Services—3.2%
Asset Acceptance Capital Corp. Term Loan 3.740%, 06/05/13	3,367,206	3,283,025
BRSP LLC Term Loan 7.500%, 06/04/14	994,828	982,393
Citco III, Ltd. Term Loan 6.250%, 06/29/18	1,571,063	1,496,437
International Lease Finance Corp. Term Loan 6.750%, 03/17/15	3,950,000	3,963,165
MSCI, Inc. Term Loan 3.750%, 03/14/17	1,838,117	1,835,819
NDS Finance, Ltd. Term Loan 4.000%, 03/12/18	1,782,677	1,713,598
Nielsen Finance LLC Term Loan 2.226%, 08/09/13	2,283,822	2,222,445
3.476%, 05/02/16	2,982,387	2,892,915
3.976%, 05/02/16	2,462,516	2,388,640
Shield Finance Co. S.A.R.L. Term Loan 7.752%, 06/15/16	529,375	518,788

MIST-133

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Senior Floating-Rate Interests—(Continued)

Security Description	Principal Amount	Value

Diversified Financial Services—(Continued)
Trans Union LLC Term Loan 4.750%, 02/12/18	$2,985,000	$2,920,324

		24,217,549

Diversified Telecommunication Services—2.3%
Alaska Communications Systems Holdings, Inc. Term Loan 5.500%, 10/21/16	1,116,563	1,073,994
Intelsat Jackson Holdings S.A. Term Loan 5.250%, 04/02/18	9,977,500	9,630,363
MCC Iowa LLC Term Loan 1.950%, 01/30/15	1,200,246	1,108,727
NTELOS, Inc. Term Loan 4.000%, 08/07/15	1,960,031	1,912,663
Telesat Canada Term Loan 3.240%, 10/31/14	4,048,492	3,938,425

		17,664,172

Electric Utilities—0.5%
Equipower Resources Holdings LLC Term Loan 5.750%, 01/26/18	361,371	353,692
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc. Extended Term Loan 4.750%, 10/10/17	5,151,565	3,469,260

		3,822,952

Electrical Equipment—0.1%
Pelican Products, Inc. Term Loan 5.000%, 03/07/17	496,250	481,983

Electronic Equipment, Instruments & Components—1.5%
Aeroflex, Inc. Term Loan 4.250%, 05/09/18	1,172,063	1,134,947
Eagle Parent, Inc. Term Loan 5.000%, 05/16/18	2,618,437	2,449,876
Sensata Technologies Finance Co. LLC Term Loan 4.000%, 05/11/18	5,037,375	4,917,737
Sensus USA, Inc. First Lien Term Loan 4.750%, 05/09/17	3,159,125	3,040,658

		11,543,218

Energy Equipment & Services—0.6%
Frac Tech International LLC Term Loan 6.250%, 05/06/16	4,687,081	4,615,800

Security Description	Principal Amount	Value

Food & Staples Retailing—2.3%
JRD Holdings, Inc. Term Loan 2.500%, 07/02/14	$1,959,060	$1,900,289
Pantry, Inc. (The) Term Loan 1.990%, 05/15/14	1,923,858	1,881,373
Rite Aid Corp. Term Loan 1.980%, 06/04/14	4,396,417	4,088,668
4.500%, 03/02/18	4,006,470	3,726,017
Roundy’s Supermarkets, Inc. Extended Term Loan 7.000%, 11/03/13	3,267,700	3,173,754
SUPERVALU, Inc. Term Loan 3.739%, 04/28/18	2,711,375	2,511,975

		17,282,076

Food Products—3.3%
American Seafoods Group LLC Term Loan 4.250%, 03/08/18	435,029	423,881
Darling International, Inc. Term Loan 5.375%, 12/16/16	200,000	199,000
Dean Foods Co. Extended Term Loan 3.240%, 04/02/14	480,769	466,497
Term Loan 1.870%, 04/02/14	2,660,798	2,607,582
Del Monte Foods Co. Term Loan 4.500%, 03/08/18	7,531,125	6,987,942
Dole Food Co., Inc. Term Loan 5.050%, 07/06/18	916,453	904,425
Earthbound Holdings III LLC Term Loan 5.500%, 12/21/16	471,438	459,651
JBS USA Holdings, Inc. Term Loan 4.250%, 05/25/18	2,443,875	2,346,120
Pierre Foods, Inc. First Lien Term Loan 7.000%, 09/30/16	1,262,250	1,237,005
Pinnacle Foods Holdings Corp. Term Loan 2.722%, 04/02/14	2,494,691	2,376,193
6.000%, 04/02/14	499,472	498,536
Solvest, Ltd. Term Loan 5.060%, 07/06/18	1,701,984	1,679,646
U.S. Foodservice, Inc. Term Loan 2.737%, 07/03/14	1,488,342	1,377,182
Windsor Quality Food Co., Ltd. Term Loan 5.000%, 02/16/17	1,208,750	1,170,221

MIST-134

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Senior Floating-Rate Interests—(Continued)

Security Description	Principal Amount	Value

Food Products—(Continued)
Wm. Bolthouse Farms, Inc. First Lien Term Loan 5.500%, 02/11/16	$2,048,199	$2,009,795

		24,743,676

Health Care Equipment & Supplies—2.4%
Alere, Inc. Term Loan 4.500%, 06/30/17	2,225,000	2,152,688
Bausch and Lomb, Inc. Delayed Draw Term Loan 3.489%, 04/24/15	1,086,841	1,050,330
Term Loan 3.590%, 04/24/15	2,577,200	2,490,622
Biomet, Inc. Term Loan 3.310%, 03/25/15	4,923,077	4,727,035
Convatec, Inc. Term Loan 5.750%, 12/22/16	2,932,850	2,811,870
DJO Finance LLC/DJO Finance Corp. Term Loan 3.239%, 05/20/14	3,047,367	2,894,048
Fresenius U.S. Finance I, Inc. Term Loan 3.500%, 09/10/14	981,763	969,852
Immucor, Inc. Term Loan 7.250%, 08/17/18	650,000	642,688

		17,739,133

Health Care Providers & Services—9.3%
Alliance Healthcare Services, Inc. Term Loan 7.250%, 06/01/16	2,296,014	2,096,260
Ardent Medical Services, Inc. First Lien Term Loan 6.500%, 09/15/15	989,950	967,676
Term Loan 6.500%, 09/18/15	625,000	606,250
Aveta Holdings LLC Term Loan 8.500%, 04/14/15	1,868,454	1,833,420
CareStream Health, Inc. Term Loan 5.000%, 02/25/17	2,039,651	1,716,707
CDRL MS, Inc. Term Loan 6.750%, 09/29/16	660,491	632,420
Community Health Systems, Inc. Delayed Draw Term Loan 2.569%, due 07/25/14	5,067,425	4,754,228
Extended Term Loan 3.819%, 01/25/17 (c)	5,168,944	4,764,045
CRC Health Corp. Extended Term Loan 4.869%, 11/16/15	2,130,037	1,948,984
DaVita, Inc. Term Loan 4.500%, 10/20/16	1,860,938	1,838,839

Security Description	Principal Amount	Value

Health Care Providers & Services—(Continued)
Emdeon Business Services LLC First Lien Term Loan 2.240%, 11/18/13	$1,770,217	$1,760,814
Incremental Term Loan 4.500%, 11/18/13	990,000	986,287
Emergency Medical Services Corp. Term Loan 3.750%, 05/25/18 (c)	997,494	951,567
Hanger Orthopedic Group, Inc. Term Loan 4.000%, 12/01/16	1,819,583	1,760,447
HCA, Inc. Extended Term Loan 2.869%, 05/01/16	987,500	922,695
3.619%, 03/31/17	4,500,000	4,250,623
3.619%, 05/01/18	4,281,543	4,034,687
Health Management Associates, Inc. Term Loan 2.119%, 02/28/14	5,901,081	5,569,146
Iasis Healthcare LLC Term Loan 5.000%, 05/03/18	2,390,494	2,238,100
IMS Health, Inc. Term Loan 4.500%, 08/25/17	2,539,562	2,498,294
inVentiv Health, Inc. Incremental Term Loan 6.750%, 05/15/18	1,221,938	1,171,533
Term Loan 6.500%, 08/04/16	2,209,714	2,132,374
Kindred Healthcare, Inc. Term Loan 5.250%, 06/01/18	1,396,500	1,298,745
Multiplan, Inc. Term Loan 4.750%, 08/26/17	3,014,423	2,846,746
Prestige Brands, Inc. Term Loan 4.750%, 03/24/16	428,131	419,925
Prime Healthcare Services, Inc. Term Loan 7.250%, 04/22/15	1,982,393	1,903,097
Radnet Management, Inc. Term Loan 5.750%, 04/01/16	985,000	950,525
Renal Advantage Holdings, Inc. Term Loan 5.750%, 12/16/16	471,438	470,554
Res-Care, Inc. Term Loan 7.250%, 12/22/16	2,038,356	1,977,206
RPI Finance Trust Term Loan 4.000%, 05/09/18	3,291,750	3,267,062
Select Medical Corp. Term Loan 5.500%, 05/25/18	3,216,938	2,927,413
Universal Health Services, Inc. Term Loan 4.000%, 11/15/16	1,211,547	1,177,724

MIST-135

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Senior Floating-Rate Interests—(Continued)

Security Description	Principal Amount	Value

Health Care Providers & Services—(Continued)
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc. Term Loan 5.000%, 01/29/16	$2,715,796	$2,675,059
WC Luxco S.A.R.L. Term Loan 4.250%, 03/15/18	1,141,407	1,112,872

		70,462,324

Health Care Technology—0.5%
MedAssets, Inc. Term Loan 5.250%, 11/16/16	1,370,640	1,345,797
TriZetto Group, Inc. (The) Term Loan 4.750%, 05/02/18	2,718,187	2,601,531

		3,947,328

Hotels, Restaurants & Leisure—5.5%
Ameristar Casinos, Inc. Term Loan 4.000%, 04/13/18	796,000	771,125
Brand Energy & Infrastructure Services, Inc. Term Loan 2.620%, 02/07/14	1,857,127	1,694,628
Burger King Corp. Term Loan 4.500%, 10/19/16	5,710,606	5,521,442
Caesars Entertainment Operating Co. Term Loan 3.250%, 01/28/15	2,500,000	2,102,083
3.253%, 01/28/15	4,000,000	3,368,752
Cedar Fair, L.P. Term Loan 4.000%, 12/15/17	1,929,578	1,903,650
Dave & Buster’s, Inc. Term Loan 5.500%, 05/12/16	593,497	580,144
Denny’s, Inc. Term Loan 5.250%, 09/30/16	1,353,545	1,351,854
DineEquity, Inc. Term Loan 4.250%, 10/19/17	4,102,089	3,991,845
Dunkin’ Brands Group, Inc. Term Loan 4.000%, 11/23/17	5,741,337	5,566,702
Isle of Capri Casinos, Inc. Term Loan 4.750%, 11/01/13	696,500	685,182
Las Vegas Sands LLC Extended Delayed Draw Term Loan 2.740%, 11/23/16	581,412	544,347
Extended Term Loan 2.740%, 11/23/16	1,228,200	1,150,560
OSI Restaurant Partners LLC Revolving Term Loan 2.593%, 06/14/13	588,299	548,956
Term Loan 2.563%, 06/14/14	6,094,366	5,686,805

Security Description	Principal Amount	Value

Hotels, Restaurants & Leisure—(Continued)
Penn National Gaming, Inc. Term Loan 3.750%, 07/16/18	$1,072,312	$1,063,823
Sagittarius Restaurants LLC Term Loan 7.520%, 05/18/15	284,766	276,935
Sea World Parks & Entertainment, Inc. Term Loan 4.000%, 08/17/17	456,119	444,146
Six Flags Theme Parks, Inc. Term Loan 5.250%, 06/30/16	2,385,065	2,362,705
Town Sports International, Inc. Term Loan 7.000%, 05/04/18	985,000	952,988
Wendy’s/Arby’s Restaurants LLC Term Loan 5.000%, 05/24/17	515,970	514,895

		41,083,567

Household Durables—0.5%
National Bedding Co. LLC Extended First Lien Term Loan 3.880%, 11/28/13	2,168,617	2,138,798
Yankee Candle Co., Inc. (The) Term Loan 2.240%, 02/06/14	1,668,906	1,604,932

		3,743,730

Household Products—0.4%
Spectrum Brands, Inc. Term Loan 5.000%, 06/17/16	2,982,129	2,951,064

Independent Power Producers & Energy Traders—1.8%
AES Corp. (The) Term Loan 4.250%, 06/01/18	2,437,750	2,388,234
Calpine Corp. Term Loan 4.500%, 04/02/18	4,977,250	4,720,351
Covanta Energy Corp. Synthetic Letter of Credit 1.746%, 02/10/14	421,218	405,159
Term Loan 2.390%, 02/10/14	817,098	785,946
Dynegy Holdings, Inc. Term Loan 9.250%, 08/04/16	1,350,000	1,327,447
NRG Energy, Inc. Term Loan 4.000%, 07/02/18	4,139,625	4,049,071

		13,676,208

Industrial Conglomerates—0.3%
N.E.W Holdings I LLC Secured Term Loan 6.000%, 03/23/16	1,800,000	1,743,750

MIST-136

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Senior Floating-Rate Interests—(Continued)

Security Description	Principal Amount	Value

Industrial Conglomerates—(Continued)
RGIS Holdings LLC Delayed Draw Term Loan 2.869%, 04/30/14	$11,559	$10,923
Term Loan 2.869%, 04/30/14	467,082	441,393

		2,196,066

Insurance—2.1%
Alliant Holdings I, Inc. Term Loan 3.369%, 08/21/14	2,093,030	2,009,308
AmWINS Group, Inc. First Lien Term Loan 4.540%, 06/08/13	991,239	956,546
Asurion Corp. First Lien Term Loan 5.500%, 05/24/18	5,338,523	5,061,587
Second Lien Term Loan 9.000%, 05/24/19	1,050,000	1,007,672
CNO Financial Group, Inc. Term Loan 6.250%, 09/30/16	1,400,482	1,394,646
HUB International Holdings, Inc. Delayed Draw Term Loan 2.869%, 06/13/14	181,637	168,469
Term Loan 2.869%, 06/13/14	2,186,439	2,027,922
Sedgwick CMS Holdings, Inc. Term Loan 5.000%, 12/30/16	995,385	946,860
USI Holdings Corp. Term Loan 2.740%, 05/05/14	2,443,130	2,319,447

		15,892,457

Internet & Catalog Retail—0.7%
FTD, Inc. Term Loan 4.750%, 06/06/18	1,197,000	1,173,060
Harbor Freight Tools USA, Inc. First Lien Term Loan 6.500%, 12/22/17	2,166,445	2,143,427
Orbitz Worldwide, Inc. Term Loan 3.270%, 07/25/14	1,919,483	1,685,945

		5,002,432

Internet Software & Services—2.3%
Ascend Learning Term Loan 7.008%, 12/06/16	1,215,814	1,174,273
Getty Images, Inc. Term Loan 5.250%, 11/07/16	4,167,928	4,152,298
Go Daddy Group, Inc. (The) Term Loan 5.750%, 09/29/17 (c)	1,400,000	1,302,000

Security Description	Principal Amount	Value

Internet Software & Services—(Continued)
Network Solutions LLC Term Loan 2.490%, 03/07/14	$808,677	$804,634
Sabre, Inc. Term Loan 2.240%, 09/30/14	7,456,561	6,290,437
Softlayer Technologies, Inc. Term Loan 7.250%, 11/05/16	421,812	411,267
Travelport LLC Extended Delayed Draw Term Loan 4.746%, 08/21/15	2,091,118	1,852,381
Extended Term Loan 4.746%, 08/21/15	1,765,636	1,564,059
Term Loan 4.869%, 08/21/15	181,324	160,623

		17,711,972

IT Services—4.5%
Acxiom Corp. Extended Term Loan 3.280%, 03/15/15	755,155	740,051
Attachmate Corp. Term Loan 6.500%, 04/27/17	2,000,000	1,931,876
Booz Allen Hamilton, Inc. Term Loan 4.000%, 08/03/17	323,375	321,910
Fifth Third Processing Solutions LLC Term Loan 4.500%, 11/03/16	1,889,070	1,832,397
First Data Corp. Extended Term Loan 4.235%, 03/23/18	1,023,844	845,632
Term Loan 2.985%, due 09/24/14	6,741,760	5,919,264
iPayment, Inc. Term Loan 5.750%, 05/08/17	4,205,833	4,090,173
Mercury Payment Systems Canada LLC Term Loan 6.500%, 07/03/17	623,437	620,320
SkillSoft Corp. Term Loan 6.500%, 05/26/17	489,193	481,244
SunGard Data Systems, Inc. Term Loan 1.980%, 02/28/14	5,407,838	5,289,541
3.890%, 02/26/16	3,907,838	3,764,549
Sunquest Information Systems, Inc. Term Loan 6.250%, 12/16/16	1,496,250	1,470,066
Syniverse Technologies, Inc. Term Loan 5.250%, 12/21/17	1,463,937	1,446,249
TASC, Inc. Term Loan 4.500%, 12/18/15	1,294,453	1,244,293

MIST-137

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Senior Floating-Rate Interests—(Continued)

Security Description	Principal Amount	Value

IT Services—(Continued)
VeriFone, Inc. Term Loan 2.990%, 10/31/13	$2,479,519	$2,479,519
VML U.S. Finance LLC Term Loan 4.740%, 05/27/13	1,800,894	1,793,015

		34,270,099

Leisure Equipment & Products—0.9%
Bombardier Recreational Products, Inc. Term Loan 2.750%, 06/28/13	2,774,771	2,653,375
Clubcorp Operations, Inc. Term Loan 6.000%, 11/09/16 (c)	1,793,482	1,735,194
Fender Musical Instruments Corp. Term Loan 2.490%, 06/09/14	1,198,357	1,126,455
SRAM LLC Term Loan 4.760%, 06/07/18	1,210,826	1,168,448

		6,683,472

Life Sciences Tools & Services—1.1%
BakerCorp International, Inc. Term Loan 5.000%, 06/01/18	1,800,000	1,742,250
Education Management LLC Term Loan 2.125%, 06/03/13	2,452,413	2,296,072
Medpace, Inc. Term Loan 6.500%, 06/22/17	798,000	762,090
Quintiles Transnational Corp. Term Loan 5.000%, 06/08/18	4,064,813	3,844,634

		8,645,046

Machinery—1.8%
Allison Transmission, Inc. Term Loan 2.980%, 08/07/14	6,138,903	5,795,124
Edwards (Cayman Islands II), Ltd. Term Loan 5.500%, 05/31/16 (c)	1,843,625	1,707,658
Husky Injection Molding Systems, Ltd. Term Loan 5.250%, 06/30/18 (c)	1,000,000	972,917
Manitowoc Co., Inc. (The) Term Loan 4.250%, 11/13/17	673,313	659,285
Rexnord Corp. Term Loan 2.500%, 07/19/13	2,710,876	2,617,126
Terex Corp. Term Loan 5.500%, 04/28/17	675,000	663,082

Security Description	Principal Amount	Value

Machinery—(Continued)
TriMas Corp. Term Loan 4.250%, 06/21/17	$972,562	$955,543

		13,370,735

Media—9.6%
Acosta, Inc. Term Loan 4.750%, 03/01/18	3,865,312	3,733,409
Advantage Sales & Marketing, Inc. Term Loan 5.250%, 12/18/17	4,198,287	4,064,467
AMC Entertainment, Inc. Extended Term Loan 3.503%, 12/16/16	3,937,337	3,762,617
AMC Networks, Inc. Term Loan 4.000%, 12/31/18	1,750,000	1,696,042
Atlantic Broadband Finance LLC Term Loan 4.000%, 03/08/16	822,527	796,823
BBHI Acquisition LLC Term Loan 4.500%, 12/14/17	1,315,062	1,273,967
Block Communications, Inc. Term Loan 2.221%, 12/21/12	1,108,880	1,097,791
Carmike Cinemas, Inc. Term Loan 5.500%, 01/27/16	1,775,134	1,744,069
Cengage Learning Acquisitions, Inc. Term Loan 2.490%, 07/03/14	1,974,306	1,566,752
Cequel Communications LLC Term Loan 2.224%, 11/05/13	3,463,731	3,348,274
Charter Communications Operating LLC Extended Term Loan 3.500%, 09/06/16	4,443,524	4,310,218
Cinemark USA, Inc. Extended Term Loan 3.510%, 04/29/16	2,856,391	2,803,548
Crown Media Holdings, Inc. Term Loan 5.750%, 07/14/18	475,000	463,125
CSC Holdings, Inc. Extended Term Loan 1.985%, 03/29/16	2,265,500	2,201,783
Cumulus Media, Inc. Term Loan 5.750%, 09/17/18	3,925,000	3,714,031
Deluxe Entertainment Services Group, Inc. Term Loan 6.250%, 05/11/13	1,814,295	1,787,080
Foxco Acquisition Sub LLC Term Loan 4.750%, 07/14/15	1,951,087	1,861,662
Insight Midwest Holdings LLC Term Loan 1.980%, 04/07/14	2,157,037	2,123,333

MIST-138

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Senior Floating-Rate Interests—(Continued)

Security Description	Principal Amount	Value

Media—(Continued)
Instant Web, Inc. Delayed Draw Term Loan 3.614%, 08/07/14	$114,745	$104,418
Term Loan 3.614%, 08/07/14	1,100,761	1,001,692
Interactive Data Corp. Term Loan 4.500%, 02/12/18	1,562,523	1,507,835
Language Line LLC Term Loan 6.250%, 06/20/16	2,132,149	2,025,541
Live Nation Entertainment, Inc. Term Loan 4.500%, 11/07/16	2,445,318	2,378,072
LodgeNet Entertainment Corp. Term Loan 6.500%, 04/04/14	1,115,369	963,400
Mediacom Broadband LLC Term Loan 4.500%, 10/23/17	1,975,000	1,908,344
Mediacom Illinois LLC Term Loan 5.500%, 03/31/17	1,960,000	1,923,250
Mediacom LLC Term Loan 4.500%, 10/23/17	494,987	481,375
Miramax Film NY LLC First Lien Term Loan 7.960%, 05/20/16	545,000	545,341
National CineMedia LLC Term Loan 1.840%, 02/13/15	2,579,310	2,483,662
Nexstar Broadcasting, Inc. Term Loan 5.000%, 09/30/16	497,490	488,784
Raycom TV Broadcasting, Inc. Term Loan 4.500%, 05/31/17	822,937	781,791
Regal Cinemas, Inc. Term Loan 3.369%, 08/23/17	2,555,687	2,490,198
Univision Communications, Inc. Extended Term Loan 4.489%, 03/31/17	5,570,711	4,746,708
Term Loan 2.239%, 09/29/14	1,092,685	987,514
UPC Financing Partnership Term Loan 3.722%, 12/30/16	728,489	692,975
3.722%, 12/29/17	3,300,000	3,159,750
Zuffa LLC Term Loan 2.250%, 06/19/15	1,673,779	1,577,537

		72,597,178

Metals & Mining—1.0%
JMC Steel Group Term Loan 4.750%, 04/03/17	1,517,375	1,470,905

Security Description	Principal Amount	Value

Metals & Mining—(Continued)
Noranda Aluminum Acquisition Corp. Term Loan 1.989%, 05/16/14	$428,115	$418,483
Novelis, Inc. Term Loan 3.750%, 03/10/17	1,836,125	1,799,402
SunCoke Energy, Inc. Term Loan 4.000%, 07/26/18	473,813	470,259
Walter Energy, Inc. Term Loan 4.000%, 04/02/18	3,715,687	3,605,146

		7,764,195

Multiline Retail—0.5%
Dollar General Corp. Term Loan 2.980%, 07/07/14	3,000,000	2,975,313
Savers, Inc. Term Loan 4.250%, 03/03/17	895,500	884,306

		3,859,619

Oil, Gas & Consumable Fuels—1.7%
Big West Oil LLC Term Loan 7.000%, 03/31/16	931,579	929,250
Buffalo Gulf Coast Terminals LLC Term Loan 0.000%, 09/22/17	525,000	514,500
Citgo Petroleum Corp. Term Loan 8.000%, 06/24/15	128,125	129,326
9.000%, 06/23/17	1,580,000	1,621,475
Gibson Energy Term Loan 5.750%, 06/14/18	1,945,125	1,898,928
MEG Energy Corp. Term Loan 4.000%, 03/16/18	1,925,000	1,889,388
Obsidian Natural Gas Trust Term Loan 7.000%, 11/02/15	3,723,030	3,741,645
Oxbow Carbon and Mineral Holdings LLC Extended Term Loan 3.860%, 05/08/16	1,788,653	1,723,814

		12,448,326

Personal Products—0.7%
NBTY, Inc. Term Loan 4.250%, 10/02/17	5,260,250	5,107,377

Pharmaceuticals—0.9%
Aptalis Pharma, Inc. Term Loan 5.500%, 02/10/17	1,290,250	1,154,774

MIST-139

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Senior Floating-Rate Interests—(Continued)

Security Description	Principal Amount	Value

Pharmaceuticals—(Continued)
Capsugel Healthcare, Ltd. Term Loan 5.250%, 08/01/18	$1,225,000	$1,210,071
Endo Pharmaceuticals Holdings, Inc. Term Loan 4.000%, 06/18/18	1,146,616	1,143,955
Warner Chilcott Co. LLC Term Loan 3.750%, 03/17/16	713,000	692,947
4.250%, 03/15/18	830,114	809,361
4.250%, 03/15/18	1,660,229	1,618,723

		6,629,831

Real Estate Management & Development—1.3%
CB Richard Ellis Services, Inc. Term Loan 3.489%, 03/05/18	500,175	479,751
3.726%, 09/04/19	3,464,888	3,329,542
Fidelity National Information Solutions, Inc. Term Loan 5.250%, 07/18/16	1,509,750	1,511,637
RE/MAX International, Inc. Term Loan 5.500%, 04/15/16	1,836,665	1,809,115
Realogy Corp. Delayed Draw Term Loan 3.272%, 10/10/13	2,984,962	2,707,609

		9,837,654

Road & Rail—0.6%
Hertz Corp. (The) Term Loan 3.750%, 03/09/18	2,587,000	2,460,345
Swift Transportation Co., Inc. Term Loan 6.000%, 12/21/16	2,248,646	2,192,430

		4,652,775

Semiconductors & Semiconductor Equipment—1.2%
Freescale Semiconductor, Inc. Extended Term Loan 4.472%, 12/01/16	5,342,321	4,908,257
Microsemi Corp. Term Loan 4.000%, 11/02/17	1,488,750	1,482,237
NXP B.V. Term Loan 4.500%, 03/03/17	1,990,000	1,873,088
Spansion, Inc. Term Loan 4.750%, 02/09/15	555,210	543,412

		8,806,994

Software—3.2%
Applied Systems, Inc First Lien Term Loan 5.500%, 12/08/16	918,063	897,406

Security Description	Principal Amount	Value

Software—(Continued)
Aspect Software, Inc. Term Loan 6.250%, 05/06/16	$2,471,171	$2,458,816
Audatex North America, Inc. Term Loan 2.125%, 05/16/14	1,425,270	1,399,437
CCC Information Services, Inc. Term Loan 5.500%, 11/11/15	945,250	928,708
Cinedigm Digital Funding I LLC Term Loan 5.250%, 04/29/16	1,867,901	1,793,185
Infor Enterprise Solutions Holdings, Inc. Extended Delayed Draw Term Loan 5.990%, 07/28/15	1,031,681	959,463
Extended Dollar Term Loan 4.990%, 07/28/15	2,395,232	2,149,721
Extended Term Loan 5.990%, 07/28/15	3,343,259	3,110,903
Kronos, Inc. Term Loan 2.119%, 06/11/14	1,491,804	1,423,430
Mitchell International, Inc. First Lien Term Loan 2.375%, 03/28/14	2,161,138	1,988,247
SafeNet, Inc. Term Loan 2.739%, 04/12/14	3,000,000	2,870,001
Serena Software, Inc. Extended Term Loan 4.336%, 03/10/16	1,700,000	1,559,750
Sophos, Ltd. Incremental Term Loan 7.627%, 06/15/16	500,000	490,000
SymphonyIRI Group, Inc. Term Loan 5.000%, 12/01/17	798,000	776,055
Vertafore, Inc. Term Loan 5.250%, 07/29/16	1,068,183	1,030,796

		23,835,918

Specialty Retail—2.8%
1-800 Contacts, Inc. Term Loan 7.700%, 03/04/15	897,069	888,098
AMSCAN Holdings, Inc. Term Loan 6.750%, 12/04/17 (c)	1,987,481	1,949,596
General Nutrition Centers, Inc. Term Loan 4.250%, 03/02/18	4,026,555	3,907,437
Jo-Ann Stores, Inc. Term Loan 4.750%, 03/16/18	2,369,062	2,209,151
Michaels Stores, Inc. Term Loan 2.550%, 10/31/13	2,814,411	2,698,708

MIST-140

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Senior Floating-Rate Interests—(Continued)
Security Description	Principal Amount	Value

Specialty Retail—(Continued)
Neiman Marcus Group, Inc. (The) Term Loan 4.750%, 05/16/18	$3,050,000	$2,835,228
Pep Boys-Manny, Moe & Jack (The) Term Loan 2.330%, 10/28/13	1,449,531	1,406,951
PETCO Animal Supplies, Inc. Term Loan 4.500%, 11/24/17	3,777,000	3,584,214
Pilot Travel Centers LLC Term Loan 4.250%, 03/30/18	1,340,625	1,327,778

		20,807,161

Textiles, Apparel & Luxury Goods—0.8%
J Crew Operating Corp. Term Loan 4.750%, 03/07/18	3,715,688	3,325,540
Phillips-Van Heusen Corp. Term Loan 3.500%, 05/06/16	347,983	347,505
Visant Holding Corp. Term Loan 5.250%, 12/22/16	1,987,487	1,828,488
Warnaco, Inc. Term Loan 3.750%, 06/15/18	448,875	441,020

		5,942,553

Trading Companies & Distributors—0.2%
Beacon Sales Acquisition, Inc. Term Loan 2.240%, 09/30/13	1,503,250	1,428,087
Wesco Aircraft Hardware Corp. Term Loan 4.250%, 04/07/17	295,285	294,179

		1,722,266

Wireless Telecommunication Services—1.2%
Cellular South, Inc. Term Loan 4.500%, 07/27/17	798,000	778,050
MetroPCS Wireless, Inc. Extended Term Loan 4.071%, 11/04/16	2,183,078	2,121,225
Term Loan 4.000%, 03/16/18	5,468,684	5,268,164
SBA Finance Term Loan 3.750%, 06/29/18	872,812	856,447

		9,023,886

Total Senior Floating-Rate Interests (Cost $741,957,005)		715,809,217

Short-Term Investment—4.3%
Security Description	Principal Amount	Value

Repurchase Agreement—4.3%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/11 at 0.010% to be repurchased at $32,724,027 on 10/03/11, collateralized by $32,765,000 Federal Home Loan Mortgage Corp. at 2.125% due 09/21/12 with a value of $33,379,344.	$32,724,000	$32,724,000

Total Investments—99.4% (Cost $774,681,005#)		748,533,217
Less Unfunded Loan Commitments—(0.0)% (Cost $(114,100))		(114,100)

Net Investments—99.4% (Cost $774,566,905)		748,419,117
Other assets and liabilities (net)—0.6%		4,449,222

Net Assets—100.0%		$752,868,339

#	As of September 30, 2011, the aggregate cost of investments for federal income tax purposes was $774,566,905. The aggregate unrealized appreciation and depreciation of investments were $521,247 and $(26,669,035), respectively, resulting in net unrealized depreciation of $(26,147,788) for federal income tax purposes.
(a)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are determined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.
(b)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.
(c)	This Senior Loan will settle after September 30, 2011, at which time the interest rate will be determined.

MIST-141

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the period ended September 30, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2011:

Description	Level 1	Level 2	Level 3	Total
Total Senior Floating-Rate Interests*	$—	$715,809,217	$—	$715,809,217
Total Short-Term Investment*	—	32,724,000	—	32,724,000
Total Investments	$—	$748,533,217	$—	$748,533,217

*	See Schedule of Investments for additional detailed categorizations.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2010	Accrued Discount	Realized Gain	Change in Unrealized Depreciation	Net Sales	Balance as of September 30, 2011	Change in Unrealized Depreciation for Investments Still Held at September 30, 2011
Senior Floating-Rate Interest
Broadcast Media	$4,125,716	$832	$82,351	$(75,950)	$(4,132,949)	$—	$—
Radio and TV Broadcasting	2,225,237	345	28,413	(15,702)	(2,238,293)	—	—

Total	$6,350,953	$1,177	$110,764	$(91,652)	$(6,371,242)	$—	$—

MIST-142

Met Investors Series Trust

Met/Franklin Income Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Domestic Bonds & Debt Securities—37.5% of Net Assets

Security Description	Par Amount	Value

Airlines—0.4%
American Airlines, Inc. 7.500%, 03/15/16 (144A) (a)	$1,700,000	$1,470,500

Auto Components—0.2%
Goodyear Tire & Rubber Co. (The) 8.250%, 08/15/20 (a)	600,000	613,500

Automobiles—0.4%
Chrysler Group LLC 8.250%, 06/15/21 (144A) (a)	1,700,000	1,321,750

Building Products—0.3%
Building Materials Corp. of America 6.750%, 05/01/21 (144A)	1,000,000	952,500

Chemicals—0.2%
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC
8.875%, 02/01/18	900,000	747,000

Commercial Banks—3.9%
CIT Group, Inc. 7.000%, 05/04/15 (144A)	2,400,000	2,385,000
7.000%, 05/02/16 (144A)	8,600,000	8,363,500
7.000%, 05/02/17 (144A)	3,785,000	3,676,181

		14,424,681

Commercial Services & Supplies—0.2%
United Rentals North America, Inc. 8.375%, 09/15/20 (a)	900,000	830,250

Communications Equipment—0.1%
CommScope, Inc. 8.250%, 01/15/19 (144A)	300,000	294,000

Computers & Peripherals—0.7%
CDW Escrow Corp. 8.500%, 04/01/19 (144A)	2,900,000	2,523,000

Construction Materials—0.2%
Vulcan Materials Co. 7.500%, 06/15/21 (a)	700,000	654,129

Consumer Finance—1.1%
Ally Financial, Inc. 8.000%, 03/15/20	1,000,000	925,000
Ford Motor Credit Co. LLC 8.000%, 06/01/14	2,000,000	2,121,672
12.000%, 05/15/15	800,000	966,000

		4,012,672

Containers & Packaging—1.0%
Berry Plastics Corp. 9.750%, 01/15/21 (a)	250,000	213,750
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC
7.875%, 08/15/19 (144A)	1,200,000	1,164,000
9.875%, 08/15/19 (144A)	800,000	708,000
8.250%, 02/15/21 (144A)	1,150,000	908,500

Security Description	Par Amount	Value

Containers & Packaging—(Continued)
Sealed Air Corp. 8.125%, 09/15/19 (144A)	$500,000	$506,250
8.375%, 09/15/21 (144A)	200,000	202,500

		3,703,000

Diversified Financial Services—0.6%
Antero Resources Finance Corp. 9.375%, 12/01/17	700,000	731,500
7.250%, 08/01/19 (144A)	1,000,000	955,000
CDW LLC/CDW Finance Corp. 11.000%, 10/12/15 (a)	88,000	88,220
12.535%, 10/12/17	500,000	480,000

		2,254,720

Diversified Telecommunication Services—0.1%
Frontier Communications Corp. 8.500%, 04/15/20 (a)	400,000	390,000

Electric Utilities—1.4%
Public Service Co. of New Mexico 7.950%, 05/15/18	200,000	229,783
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc.
10.250%, 11/01/15	9,500,000	3,610,000
10.500%, 11/01/16 (b)	59,320	25,211
11.500%, 10/01/20 (144A)	700,000	563,500
15.000%, 04/01/21 (144A)	1,255,000	771,825

		5,200,319

Electronic Equipment, Instruments & Components—0.3%
Sanmina-SCI Corp. 7.000%, 05/15/19 (144A) (a)	1,000,000	905,000
Sterling Merger, Inc. 11.000%, 10/01/19 (144A)	400,000	383,000

		1,288,000

Energy Equipment & Services—0.2%
SESI LLC 6.875%, 06/01/14 (a)	790,000	795,925

Food & Staples Retailing—0.3%
SUPERVALU, Inc. 8.000%, 05/01/16 (a)	1,000,000	950,000

Food Products—0.4%
Dean Foods Co. 9.750%, 12/15/18 (a)	1,000,000	1,017,500
JBS USA LLC/JBS USA Finance, Inc. 11.625%, 05/01/14	560,000	604,800

		1,622,300

Health Care Equipment & Supplies—0.1%
Giant Funding Corp. 8.250%, 02/01/18 (144A)	400,000	402,000

MIST-143

Met Investors Series Trust

Met/Franklin Income Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount	Value

Health Care Providers & Services—4.1%
Community Health Systems, Inc. 8.875%, 07/15/15 (a)	$700,000	$689,500
HCA, Inc. 6.375%, 01/15/15	750,000	733,125
8.500%, 04/15/19	600,000	639,000
6.500%, 02/15/20	2,600,000	2,548,000
7.875%, 02/15/20	1,400,000	1,456,000
7.500%, 02/15/22	2,600,000	2,405,000
Tenet Healthcare Corp. 9.250%, 02/01/15	3,900,000	3,919,500
8.000%, 08/01/20 (a)	1,400,000	1,277,500
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.
8.000%, 02/01/18	1,200,000	1,107,000
7.750%, 02/01/19 (a)	500,000	448,125
Vanguard Health Systems, Inc.
8.202%, 02/01/16 (c)	17,000	11,135

		15,233,885

Hotels, Restaurants & Leisure—2.0%
Caesars Entertainment Operating Co., Inc. 11.250%, 06/01/17	1,000,000	1,013,750
CityCenter Holdings LLC/CityCenter Finance Corp.
7.625%, 01/15/16 (144A)	400,000	378,000
10.750%, 01/15/17 (144A) (a) (b)	1,266,700	1,154,280
ClubCorp Club Operations, Inc. 10.000%, 12/01/18	1,500,000	1,335,000
Hyatt Hotels Corp. 5.375%, 08/15/21 (a)	2,000,000	2,056,162
MGM Resorts International 6.750%, 04/01/13 (a)	200,000	195,000
10.000%, 11/01/16 (144A) (a)	1,500,000	1,425,000

		7,557,192

Household Durables—0.1%
KB Home 6.250%, 06/15/15 (a)	400,000	322,000

Independent Power Producers & Energy Traders—2.1%
Calpine Corp. 7.250%, 10/15/17 (144A)	1,000,000	970,000
7.875%, 07/31/20 (144A)	600,000	582,000
7.500%, 02/15/21 (144A)	1,000,000	970,000
7.875%, 01/15/23 (144A)	1,000,000	970,000
Dynegy Holdings, Inc. 8.375%, 05/01/16	1,430,000	872,300
7.500%, 06/01/15	2,500,000	1,612,500
7.750%, 06/01/19	782,000	477,020
GenOn Energy, Inc. 7.875%, 06/15/17 (a)	1,300,000	1,202,500

		7,656,320

IT Services—2.7%
First Data Corp. 9.875%, 09/24/15 (a)	161,000	135,643
10.550%, 09/24/15 (b)	1,000,000	837,500
11.250%, 03/31/16 (a)	2,900,000	1,972,000

Security Description	Par Amount	Value

IT Services—(Continued)
8.250%, 01/15/21 (144A)	$3,465,000	$2,754,675
12.625%, 01/15/21 (144A) (a)	3,222,000	2,400,390
8.750%, 01/15/22 (144A) (b)	1,217,000	967,515
SunGard Data Systems, Inc. 7.625%, 11/15/20 (a)	1,000,000	935,000

		10,002,723

Machinery—1.2%
Manitowoc Co., Inc. (The) 9.500%, 02/15/18 (a)	800,000	786,000
BS Global, Inc./Rexnord Corp. 11.750%, 08/01/16 (a)	500,000	512,500
8.500%, 05/01/18	2,200,000	2,117,500
Terex Corp. 8.000%, 11/15/17 (a)	1,000,000	890,000

		4,306,000

Media—2.6%
Cablevision Systems Corp. 7.750%, 04/15/18	1,000,000	1,015,000
8.000%, 04/15/20 (a)	1,000,000	1,022,500
CCH II LLC/CCH II Capital Corp. 13.500%, 11/30/16	1,466,756	1,679,436
CCO Holdings LLC/CCO Holdings Capital Corp.
6.500%, 04/30/21	1,000,000	950,000
Cequel Communications Holdings I LLC/Cequel Capital Corp.
8.625%, 11/15/17 (144A)	1,200,000	1,194,000
Clear Channel Communications, Inc. 9.000%, 03/01/21	4,000,000	2,990,000
Clear Channel Worldwide Holdings, Inc. Series B 9.250%, 12/15/17	600,000	616,500
Dex One Corp. 12.000%, 01/29/17 (a) (b)	461,677	99,260

		9,566,696

Metals & Mining—0.2%
Dynacast International LLC/Dynacast Finance, Inc.
9.250%, 07/15/19 (144A)	1,000,000	942,500

Oil, Gas & Consumable Fuels—6.3%
Arch Coal, Inc. 7.250%, 06/15/21 (144A)	2,200,000	2,145,000
ATP Oil & Gas Corp. 11.875%, 05/01/15 (a)	1,000,000	680,000
Chesapeake Energy Corp. 9.500%, 02/15/15	1,000,000	1,132,500
6.875%, 08/15/18	700,000	724,500
7.250%, 12/15/18	2,000,000	2,140,000
6.875%, 11/15/20 (a)	885,000	929,250
CONSOL Energy, Inc. 8.250%, 04/01/20	700,000	740,250
Energy Transfer Equity L.P. 7.500%, 10/15/20	900,000	928,125
Energy XXI Gulf Coast, Inc. 9.250%, 12/15/17	1,000,000	980,000
EXCO Resources, Inc. 7.500%, 09/15/18	1,400,000	1,256,500

MIST-144

Met Investors Series Trust

Met/Franklin Income Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount	Value

Oil, Gas & Consumable Fuels—(Continued)
Forest Oil Corp. 7.250%, 06/15/19	$532,000	$526,680
Linn Energy LLC/Linn Energy Finance Corp. 8.625%, 04/15/20	1,300,000	1,345,500
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC
8.875%, 03/15/18	1,000,000	995,000
Petrohawk Energy Corp. 10.500%, 08/01/14	100,000	112,750
7.875%, 06/01/15	1,430,000	1,535,463
Sabine Pass LNG L.P. 7.250%, 11/30/13	150,000	145,875
SandRidge Energy, Inc. 3.871%, 04/01/14	1,375,000	1,332,163
9.875%, 05/15/16 (144A)	400,000	414,000
8.000%, 06/01/18 (144A) (a)	1,290,000	1,219,050
7.500%, 03/15/21 (144A)	2,200,000	2,035,000
W&T Offshore, Inc. 8.500%, 06/15/19 (144A)	800,000	792,000
Western Refining, Inc. 11.250%, 06/15/17 (144A)	1,000,000	1,085,000

		23,194,606

Pharmaceuticals—0.2%
Mylan, Inc. 6.000%, 11/15/18 (144A)	800,000	782,000

Real Estate Investment Trusts—0.2%
Host Hotels & Resorts L.P. 9.000%, 05/15/17 (a)	300,000	325,500
iStar Financial, Inc. 8.625%, 06/01/13	350,000	322,000

		647,500

Road & Rail—0.3%
Hertz Corp. (The) 8.875%, 01/01/14	1,027,000	1,032,135

Semiconductors & Semiconductor Equipment—2.0%
Advanced Micro Devices, Inc. 8.125%, 12/15/17	500,000	502,500
Freescale Semiconductor, Inc. 10.125%, 12/15/16 (a)	401,000	410,023
10.125%, 03/15/18 (144A) (a)	2,122,000	2,217,490
8.050%, 02/01/20 (a)	1,200,000	1,092,000
10.750%, 08/01/20 (a)	3,016,000	3,031,080

		7,253,093

Specialty Retail—0.3%
Academy, Ltd./Academy Finance Corp. 9.250%, 08/01/19 (144A)	1,400,000	1,309,000

Textiles, Apparel & Luxury Goods—0.3%
Visant Corp. 10.000%, 10/01/17	1,400,000	1,302,000

Wireless Telecommunication Services—0.8%
Clearwire Communications LLC/Clearwire Finance, Inc.
12.000%, 12/01/15 (144A) (a)	1,000,000	852,500

Security Description	Shares/Par Amount	Value

Wireless Telecommunication Services—(Continued)
Cricket Communications, Inc. 7.750%, 10/15/20 (a)	$1,900,000	$1,657,750
7.750%, 10/15/20 (144A)	600,000	519,000

		3,029,250

Total Domestic Bonds & Debt Securities (Cost $146,730,549)		138,587,146

Common Stocks—35.3%

Aerospace & Defense—0.3%
Boeing Co. (The) (a)	17,050	1,031,696

Automobiles—0.0%
Escrow GM Corp. Senior	15,000	0
General Motors Co.* (a)	1,498	30,230

		30,230

Beverages—0.9%
Diageo plc	60,000	1,143,668
PepsiCo, Inc.	36,260	2,244,494

		3,388,162

Commercial Banks—3.1%
Banco Santander S.A.	101,538	833,268
Barclays plc	258,020	634,571
CIT Group, Inc.* (a)	30,821	936,034
HSBC Holdings plc	250,000	1,908,878
M&T Bank Corp. (a)	25,000	1,747,500
Wells Fargo & Co.	221,990	5,354,399

		11,414,650

Communications Equipment—0.2%
Cisco Systems, Inc.	50,000	774,500

Diversified Financial Services—1.7%
Bank of America Corp.	363,720	2,225,966
Citigroup, Inc.	34,984	896,290
JPMorgan Chase & Co.	100,000	3,012,000

		6,134,256

Diversified Telecommunication Services—2.4%
AT&T, Inc. (a)	128,740	3,671,665
CenturyLink, Inc. (a)	30,000	993,600
France Telecom S.A.	27,290	449,215
Frontier Communications Corp. (a)	47,001	287,176
Telstra Corp., Ltd.	500,000	1,500,529
Verizon Communications, Inc. (a)	50,000	1,840,000

		8,742,185

Electric Utilities—5.8%
American Electric Power Co., Inc.	60,000	2,281,200
Duke Energy Corp. (a)	150,000	2,998,500
Entergy Corp.	40,000	2,651,600
FirstEnergy Corp. (a)	50,000	2,245,500
NextEra Energy, Inc. (a)	60,000	3,241,200

MIST-145

Met Investors Series Trust

Met/Franklin Income Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Electric Utilities—(Continued)
Pinnacle West Capital Corp.	15,000	$644,100
PPL Corp.	55,000	1,569,700
Progress Energy, Inc. (a)	60,000	3,103,200
Southern Co.	65,000	2,754,050

		21,489,050

Energy Equipment & Services—0.5%
Schlumberger, Ltd.	20,000	1,194,600
Weatherford International, Ltd.*	50,000	610,500

		1,805,100

Gas Utilities—0.2%
AGL Resources, Inc. (a)	20,000	814,800

Independent Power Producers & Energy Traders—0.1%
Dynegy, Inc.* (a)	100,000	412,000

Industrial Conglomerates—1.1%
General Electric Co.	266,520	4,061,765

Insurance—0.2%
QBE Insurance Group, Ltd.	69,160	854,439

Media—0.3%
Comcast Corp. - Class A	50,000	1,045,000
Dex One Corp.* (a)	43,546	24,386

		1,069,386

Metals & Mining—0.8%
AngloGold Ashanti, Ltd. (a)	20,000	827,200
Barrick Gold Corp.	40,000	1,866,000
Nucor Corp. (a)	10,000	316,400

		3,009,600

Multi-Utilities—4.3%
Dominion Resources, Inc.	40,000	2,030,800
PG&E Corp. (a)	100,000	4,231,000
Public Service Enterprise Group, Inc. (a)	100,000	3,337,000
Sempra Energy (a)	50,000	2,575,000
TECO Energy, Inc. (a)	80,000	1,370,400
Xcel Energy, Inc. (a)	91,927	2,269,678

		15,813,878

Multiline Retail—0.4%
Target Corp.	30,000	1,471,200

Office Electronics—0.2%
Xerox Corp. (a)	100,000	697,000

Oil, Gas & Consumable Fuels—5.1%
Alpha Natural Resources, Inc.* (a)	10,000	176,900
BP plc (ADR) (a)	80,000	2,885,600
Callon Petroleum Co.* (a)	20,471	79,223
Canadian Oil Sands, Ltd.	169,700	3,330,301
Chesapeake Energy Corp. (a)	35,000	894,250
Chevron Corp. (a)	10,000	925,200

Security Description	Shares/Par Amount	Value

Oil, Gas & Consumable Fuels—(Continued)
ConocoPhillips Co. (a)	65,000	$4,115,800
Exxon Mobil Corp. (a)	46,744	3,395,017
Royal Dutch Shell plc (ADR)	33,610	2,067,687
Spectra Energy Corp. (a)	40,000	981,200

		18,851,178

Pharmaceuticals—5.9%
Johnson & Johnson (a)	70,000	4,459,700
Merck & Co., Inc.	205,230	6,713,073
Pfizer, Inc.	195,170	3,450,606
Roche Holding AG	45,000	7,250,876

		21,874,255

Real Estate Investment Trusts—0.2%
Westfield Retail Trust	272,200	635,810

Semiconductors & Semiconductor Equipment—0.7%
Intel Corp. (a)	130,000	2,772,900

Thrifts & Mortgage Finance—0.0%
Federal National Mortgage Association* (a)	6,909	1,658

Wireless Telecommunication Services—0.9%
SK Telecom Co., Ltd. (ADR)	18,720	263,390
Vodafone Group plc	1,201,330	3,108,017

		3,371,407

Total Common Stocks (Cost $135,841,031)		130,521,105

Loan Participation—5.8%

Automobiles—0.5%
Chrysler Group LLC 6.000%, 05/24/17	$2,200,000	1,923,438

Electric Utilities—1.8%
Texas Competitive Electric Holdings Co. LLC/ TCEH Finance, Inc. 4.750%, 10/10/17	10,097,729	6,776,536

Independent Power Producers & Energy Traders—1.3%
Dynegy Holdings, Inc. 9.250%, 08/04/16	5,000,000	4,912,736

IT Services—0.7%
First Data Corp. 2.985%, 09/24/14	1,794,002	1,563,589
SRA International, Inc. 0.000%, 07/20/18 (d)	1,000,000	926,670

		2,490,259

Machinery—0.1%
Allison Transmission, Inc. 2.980%, 08/07/14	459,414	434,650

MIST-146

Met Investors Series Trust

Met/Franklin Income Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Loan Participation—(Continued)

Security Description	Par Amount	Value

Media—0.7%
Clear Channel Communications, Inc. 3.889%, 01/28/16	$719,284	$505,186
Cumulus Media, Inc. 0.000%, 02/11/19 (d)	2,000,000	1,896,250
Supermedia, Inc. 11.000%, 12/31/15	234,045	46,336

		2,447,772

Real Estate Investment Trusts—0.7%
iStar Financial, Inc. 7.000%, 06/30/14 (d)	2,500,000	2,367,500

Total Loan Participation (Cost $23,016,986)		21,352,891

Foreign Bonds & Debt Securities—5.6%

Chemicals—0.7%
Ineos Group Holdings, Ltd. 7.875%, 02/15/16 (144A) (EUR)	158,000	146,621
Kerling plc 10.625%, 02/01/17 (144A) (EUR)	1,100,000	1,213,099
Kinove German Bondco GmbH 10.000%, 06/15/18 (144A) (EUR)	1,000,000	1,156,614

		2,516,334

Commercial Services & Supplies—0.6%
CEVA Group plc 8.375%, 12/01/17 (144A)	900,000	837,000
11.500%, 04/01/18 (144A)	1,400,000	1,295,000

		2,132,000

Construction & Engineering—0.3%
Abengoa Finance SAU 8.875%, 11/01/17 (144A)	1,200,000	1,120,597

Construction Materials—0.2%
Cemex S.A.B. de C.V. 9.000%, 01/11/18 (144A) (a)	1,000,000	687,500

Diversified Financial Services—1.0%
Petroplus Finance, Ltd. 6.750%, 05/01/14 (144A)	1,000,000	875,000
7.000%, 05/01/17 (144A)	1,070,000	872,050
9.375%, 09/15/19 (144A)	1,340,000	1,152,400
UPCB Finance III, Ltd. 6.625%, 07/01/20 (144A)	1,000,000	945,000

		3,844,450

Diversified Telecommunication Services—0.6%
Intelsat Jackson Holdings S.A. 7.500%, 04/01/21 (144A)	1,500,000	1,398,750
Virgin Media Secured Finance plc 7.000%, 01/15/18 (GBP)	400,000	639,762

		2,038,512

Security Description	Par Amount	Value

Electronic Equipment, Instruments & Components—0.1%
NXP B.V./NXP Funding LLC 9.750%, 08/01/18 (144A)	$500,000	$525,000

Energy Equipment & Services—0.5%
CHC Helicopter S.A. 9.250%, 10/15/20 (144A)	1,000,000	855,000
Compagnie Generale de Geophysique-Veritas 6.500%, 06/01/21 (144A)	1,000,000	905,000

		1,760,000

Food Products—0.3%
Boparan Holdings, Ltd. 9.750%, 04/30/18 (144A) (EUR)	500,000	534,556
9.875%, 04/30/18 (144A) (GBP)	500,000	609,325

		1,143,881

Metals & Mining—0.7%
FMG Resources (August 2006) Pty, Ltd. 7.000%, 11/01/15 (144A)	400,000	374,000
6.875%, 02/01/18 (144A) (a)	2,500,000	2,212,500

		2,586,500

Oil, Gas & Consumable Fuels—0.6%
Expro Finance Luxembourg SCA 8.500%, 12/15/16 (144A) (a)	1,100,000	962,500
OGX Petroleo e Gas Participacoes S.A. 8.500%, 06/01/18 (144A)	1,500,000	1,357,500

		2,320,000

Total Foreign Bonds & Debt Securities (Cost $23,287,071)		20,674,774

Convertible Preferred Stocks—4.1%

Automobiles—0.2%
General Motors Co. Series B 4.750%, 12/01/13	25,000	876,125

Commercial Banks—0.8%
Wells Fargo & Co. Series L 7.500%, 12/31/49	2,800	2,892,568

Diversified Financial Services—1.4%
Bank of America Corp. Series L 7.250%, 01/08/29	4,500	3,446,955
Citigroup, Inc. 7.500%, 12/15/12	20,000	1,592,600

		5,039,555

Electric Utilities—0.1%
NextEra Energy, Inc. 8.375%, 06/01/12	10,000	495,000

MIST-147

Met Investors Series Trust

Met/Franklin Income Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Convertible Preferred Stocks—(Continued)

Security Description	Shares/Par Amount	Value

Health Care Providers & Services—0.2%
Tenet Healthcare Corp. 7.000%, 10/01/12	$1,100	$844,250

Metals & Mining—0.3%
AngloGold Ashanti Holdings Finance plc 6.000%, 09/15/13 (a)	20,000	981,000

Oil, Gas & Consumable Fuels—0.9%
Chesapeake Energy Corp. 5.750%, 12/31/49 (144A)	1,500	1,693,410
SandRidge Energy, Inc. 7.000%, 12/31/49 (144A)*	15,000	1,566,900

		3,260,310

Real Estate Investment Trusts—0.2%
FelCor Lodging Trust, Inc. Series A 1.950%, 12/31/49*	34,000	680,000

Total Convertible Preferred Stocks (Cost $15,047,026)		15,068,808

Preferred Stocks—2.4%

Commercial Banks—0.9%
M&T Bank Corp. (144A)	1,000,000	995,000
Wells Fargo Capital XIII (e)	300,000	301,500
Wells Fargo Capital XV (a) (e)	1,835,000	1,834,082

		3,130,582

Consumer Finance—0.0%
Ally Financial, Inc. Series G (144A)	141	94,430

Diversified Financial Services—1.5%
Bank of America Corp. (a) (e)	1,500,000	1,277,100
JPMorgan Chase & Co. Series 1 (a) (e)	4,250,000	4,391,844

		5,668,944

Thrifts & Mortgage Finance—0.0%
Federal Home Loan Mortgage Corp. Series Z * (e)	10,300	21,244
Federal National Mortgage Association Series S * (e)	6,900	13,110

		34,354

Total Preferred Stocks (Cost $7,638,036)		8,928,310

Convertible Bonds—0.5%

Construction Materials—0.2%
Cemex S.A.B. de C.V. 3.250%, 03/15/16 (144A)	900,000	461,160
3.750%, 03/15/18 (144A)	570,000	268,612

		729,772

Security Description	Shares/Par Amount	Value

Real Estate Investment Trusts—0.1%
iStar Financial, Inc. 0.746%, 10/01/12 (e)	$500,000	$437,500

Real Estate Management & Development—0.2%
Forest City Enterprises, Inc. 4.250%, 08/15/18 (144A)	1,000,000	823,500

Total Convertible Bonds (Cost $2,831,163)		1,990,772

Mortgage-Backed Securities—0.4%

Collateralized Mortgage Obligations—0.4%
Banc of America Large Loan, Inc. Series 2010-HLTN Class HLTN 1.979%, 11/15/15 (144A) (e)	1,449,290	1,293,869

Total Mortgage-Backed Securities (Cost $1,260,882)		1,293,869

Municipals—0.2%
California State General Obligation Unlimited, Build America Bonds
7.950%, 03/01/36 (Cost $785,926)	785,000	891,493

Warrants—0.0%

Automobiles—0.0%
General Motors Co., expires 07/10/16*	1,362	15,854
General Motors Co., expires 07/10/19*	1,362	10,800

		26,654

Media—0.0%
Charter Communications, Inc., expires 11/30/14*	1,273	14,640

Total Warrants (Cost $129,902)		41,294

Short-Term Investments—32.9%

Discount Notes—0.7%
Federal Home Loan Bank 0.010%, 10/03/11 (c)	2,390,000	2,390,000

Mutual Funds—24.4%
State Street Navigator Securities Lending Prime Portfolio (f)	90,299,376	90,299,376

MIST-148

Met Investors Series Trust

Met/Franklin Income Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Par Amount	Value

Repurchase Agreement—7.8%
Fixed Income Clearing Corp. Repurchase Agreement dated 9/30/11 at 0.010% to be repurchased at $28,863,024 on 10/03/11, collateralized by $27,840,000 Federal National Mortgage Association at 2.500% due 05/15/14 with a value of $29,440,800.	$28,863,000	$28,863,000

Total Short-Term Investments (Cost $121,552,376)		121,552,376

Total Investments—124.7% (Cost $478,120,948#)		460,902,838
Other assets and liabilities (net)—(24.7)%		(91,309,723)

Net Assets—100.0%		$369,593,115

*	Non-income producing security.
#	As of September 30, 2011, the aggregate cost of investments for federal income tax purposes was $478,120,948. The aggregate unrealized appreciation and depreciation of investments were $16,877,283 and $(34,095,393), respectively, resulting in net unrealized depreciation of $(17,218,110) for federal income tax purpose.
(a)	All or a portion of the security was on loan. As of September 30, 2011, the market value of securities loaned was $86,749,933 and the collateral received consisted of cash in the amount of $90,299,376. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(c)	Zero coupon bond - Interest rate represents current yield to maturity.
(d)	This Senior Loan will settle after September 30, 2011, at which time the interest rate will be determined.
(e)	Variable or floating rate security. The stated rate represents the rate at September 30, 2011. Maturity date shown for callable securities reflects the earliest possible call date.
(f)	Represents investment of cash collateral received from securities lending transactions.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2011, the market value of 144A securities was $83,766,299, which was 22.7% of net assets.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(EUR)—	Euro
(GBP)—	British Pound

MIST-149

Met Investors Series Trust

Met/Franklin Income Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the period ended September 30, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2011:

Description	Level 1	Level 2	Level 3	Total
Total Domestic Bonds & Debt Securities*	$—	$138,587,146	$—	$138,587,146
Common Stocks
Aerospace & Defense	1,031,696	—	—	1,031,696
Automobiles	30,230	—	—	30,230
Beverages	2,244,494	1,143,668	—	3,388,162
Commercial Banks	8,037,933	3,376,717	—	11,414,650
Communications Equipment	774,500	—	—	774,500
Diversified Financial Services	6,134,256	—	—	6,134,256
Diversified Telecommunication Services	6,792,441	1,949,744	—	8,742,185
Electric Utilities	21,489,050	—	—	21,489,050
Energy Equipment & Services	1,805,100	—	—	1,805,100
Gas Utilities	814,800	—	—	814,800
Independent Power Producers & Energy Traders	412,000	—	—	412,000
Industrial Conglomerates	4,061,765	—	—	4,061,765
Insurance	—	854,439	—	854,439
Media	1,069,386	—	—	1,069,386
Metals & Mining	3,009,600	—	—	3,009,600
Multi-Utilities	15,813,878	—	—	15,813,878
Multiline Retail	1,471,200	—	—	1,471,200
Office Electronics	697,000	—	—	697,000
Oil, Gas & Consumable Fuels	18,851,178	—	—	18,851,178
Pharmaceuticals	14,623,379	7,250,876	—	21,874,255
Real Estate Investment Trusts	—	635,810	—	635,810
Semiconductors & Semiconductor Equipment	2,772,900	—	—	2,772,900
Thrifts & Mortgage Finance	1,658	—	—	1,658
Wireless Telecommunication Services	263,390	3,108,017	—	3,371,407
Total Common Stocks	112,201,834	18,319,271	—	130,521,105
Total Loan Participation*	—	21,352,891	—	21,352,891
Total Foreign Bonds & Debt Securities*	—	20,674,774	—	20,674,774
Total Convertible Preferred Stocks*	15,068,808	—	—	15,068,808
Preferred Stocks
Commercial Banks	—	3,130,582	—	3,130,582
Consumer Finance	94,430	—	—	94,430
Diversified Financial Services	—	5,668,944	—	5,668,944
Thrifts & Mortgage Finance	34,354	—	—	34,354
Total Preferred Stocks	128,784	8,799,526	—	8,928,310
Total Convertible Bonds*	—	1,990,772	—	1,990,772
Total Mortgage-Backed Securities*	—	1,293,869	—	1,293,869
Municipals	—	891,493	—	891,493
Total Warrants*	41,294	—	—	41,294

MIST-150

Met Investors Series Trust

Met/Franklin Income Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

FAIR VALUE HIERARCHY—(Continued)

Description	Level 1	Level 2	Level 3	Total
Short-Term Investments
Discount Notes	$—	$2,390,000	$—	$2,390,000
Mutual Funds	90,299,376	—	—	90,299,376
Repurchase Agreement	—	28,863,000	—	28,863,000
Total Short-Term Investments	90,299,376	31,253,000	—	121,552,376
Total Investments	$217,740,096	$243,162,742	$—	$460,902,838

*	See Schedule of Investments for additional detailed categorizations.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2010	Net Transfers out of Level 3	Balance as of September 30, 2011	Change in Unrealized Appreciation for Investments Still Held at September 30, 2011
Loan Participation
Printing, Publishing, and Broadcasting	$327	$(327)	$—	$—

Loan Participation in the amount of $327 were transferred out of Level 3 due to the initiation of a vendor or broker providing prices.

MIST-151

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

U.S. Treasury & Government Agencies—39.2% of Net Assets

Security Description	Par Amount	Value

Agency Sponsored Mortgage-Backed—12.5%
Fannie Mae 15 Yr. Pool
4.500%, 09/01/24	$6,010,009	$6,402,181
4.500%, 03/01/25	9,581,851	10,222,070
4.000%, 04/01/26	7,519,212	7,947,597
4.000%, 05/01/26	8,417,765	8,892,081
Fannie Mae ARM Pool
2.125%, 05/01/19 (a)	134,182	134,867
2.305%, 01/01/20 (a)	202,069	209,536
2.323%, 02/01/32 (a)	156,145	163,778
2.377%, 06/01/32 (a)	48,792	49,840
2.490%, 01/01/33 (a)	209,864	210,865
2.447%, 06/01/33 (a)	123,303	124,319
2.498%, 08/01/33 (a)	138,732	146,052
2.611%, 10/01/33 (a)	125,734	132,330
2.750%, 05/01/34 (a)	225,699	226,725
3.629%, 05/01/34 (a)	139,646	139,784
2.555%, 11/01/34 (a)	12,061,840	12,806,373
2.575%, 11/01/34 (a)	103,292	108,614
2.535%, 02/01/35 (a)	236,683	248,860
4.396%, 03/01/35 (a)	139,081	146,473
2.685%, 04/01/35 (a)	2,273,518	2,412,585
2.312%, 06/01/35 (a)	132,120	138,943
2.248%, 07/01/35 (a)	466,925	488,965
2.470%, 08/01/35 (a)	3,092,412	3,254,572
2.642%, 09/01/35 (a)	15,371,287	16,194,348
2.009%, 11/01/35 (a)	393,494	409,333
2.706%, 11/01/35 (a)	8,871,809	9,395,594
5.138%, 11/01/35 (a)	130,655	138,769
2.528%, 12/01/35 (a)	243,053	256,426
1.846%, 02/01/36 (a)	247,125	255,680
1.962%, 03/01/36 (a)	604,170	634,193
2.300%, 07/01/36 (a)	118,012	121,193
2.555%, 11/01/36 (a)	8,523,945	8,988,736
Freddie Mac ARM Non Gold Pool
2.725%, 04/01/34 (a)	1,676,648	1,784,264
2.500%, 05/01/34 (a)	530,662	559,106
2.575%, 01/01/35 (a)	216,644	227,794
2.661%, 01/01/35 (a)	1,949,274	2,058,066
2.563%, 03/01/35 (a)	1,700,837	1,789,436
3.249%, 04/01/35 (a)	128,404	131,087
4.314%, 07/01/35 (a)	627,500	664,439
2.619%, 07/01/36 (a)	167,105	176,001
3.778%, 06/01/37 (a)	874,080	925,702
2.672%, 07/01/37 (a)	877,311	925,719
4.341%, 09/01/37 (a)	843,339	891,121

		101,134,417

U.S. Treasury—26.7%
U.S. Treasury Bonds
11.250%, 02/15/15	4,000,000	5,432,188
U.S. Treasury Inflation Indexed Notes
1.875%, 07/15/13	14,145,460	14,815,163
1.250%, 04/15/14	7,258,932	7,609,967
U.S. Treasury Notes
4.000%, 02/15/14	6,000,000	6,515,628
1.750%, 08/15/12	25,000,000	25,343,750
0.375%, 09/30/12	12,000,000	12,025,320
1.375%, 01/15/13	10,000,000	10,148,830

Security Description	Par Amount	Value

U.S. Treasury—(Continued)
3.500%, 05/31/13	$4,500,000	$4,740,646
4.250%, 08/15/13	17,300,000	18,578,574
3.125%, 08/31/13	57,000,000	60,088,260
0.750%, 09/15/13	4,000,000	4,036,408
3.125%, 09/30/13	1,000,000	1,056,563
2.750%, 10/31/13	10,000,000	10,504,690
2.000%, 11/30/13	11,000,000	11,397,892
4.250%, 11/15/14	20,200,000	22,565,622

		214,859,501

Total U.S. Treasury & Government Agencies (Cost $316,060,163)		315,993,918

Domestic Bonds & Debt Securities—21.5%

Airlines—0.1%
American Airlines, Inc.
7.500%, 03/15/16 (144A)	1,000,000	845,000

Auto Components—0.1%
Goodyear Tire & Rubber Co. (The)
10.500%, 05/15/16	1,000,000	1,087,500

Beverages—0.5%
Anheuser-Busch InBev Worldwide, Inc.
2.500%, 03/26/13	4,200,000	4,292,694

Capital Markets—1.2%
Goldman Sachs Group, Inc. (The)
5.500%, 11/15/14	4,200,000	4,392,024
Morgan Stanley
Series GMTN 0.546%, 01/09/14 (a)	6,000,000	5,442,324

		9,834,348

Commercial Banks—1.4%
BB&T Corp.
2.050%, 04/28/14	4,200,000	4,246,506
CIT Group, Inc.
7.000%, 05/02/16 (144A)	1,000,000	972,500
Regions Financial Corp.
4.875%, 04/26/13	2,000,000	1,970,000
U.S. Bancorp
Series MTN 1.375%, 09/13/13	4,200,000	4,227,817

		11,416,823

Commercial Services & Supplies—0.5%
Block Financial LLC
5.125%, 10/30/14	4,200,000	4,313,950

Computers & Peripherals—0.5%
Hewlett-Packard Co.
1.900%, 09/19/14 (a)	4,200,000	4,219,114

Construction Materials—0.1%
Euramax International, Inc.
9.500%, 04/01/16 (144A)	500,000	401,250

MIST-152

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount	Value

Consumer Finance—3.1%
Ally Financial, Inc.
1.750%, 10/30/12	$7,000,000	$7,110,649
4.500%, 02/11/14	1,750,000	1,605,625
Caterpillar Financial Services Corp.
Series MTN 1.375%, 05/20/14	4,200,000	4,226,200
Daimler Finance North America LLC
1.950%, 03/28/14 (144A)	4,200,000	4,168,349
Ford Motor Credit Co. LLC
8.000%, 06/01/14	6,000,000	6,365,016
7.000%, 04/15/15	1,500,000	1,578,750

		25,054,589

Containers & Packaging—0.1%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC
8.750%, 10/15/16 (144A)	1,000,000	1,007,500

Diversified Financial Services—4.3%
Bank of America Corp.
1.796%, 07/11/14 (a)	6,000,000	5,350,452
Citigroup Funding, Inc.
1.875%, 10/22/12	7,000,000	7,112,441
Citigroup, Inc.
0.458%, 03/07/14 (a)	4,200,000	3,924,913
General Electric Capital Corp.
2.100%, 01/07/14	6,200,000	6,240,449
International Lease Finance Corp.
6.500%, 09/01/14 (144A)	2,000,000	2,010,000
8.625%, 09/15/15	1,000,000	996,250
5.750%, 05/15/16	500,000	444,841
JPMorgan Chase & Co.
Series MTN 1.053%, 01/24/14 (a)	5,200,000	5,145,852
MF Global Holdings, Ltd.
6.250%, 08/08/16	3,000,000	2,836,359

		34,061,557

Diversified Telecommunication Services—1.2%
Frontier Communications Corp.
7.875%, 04/15/15	1,000,000	1,007,500
Qwest Corp.
7.500%, 10/01/14	4,200,000	4,557,000
Verizon Communications, Inc.
1.950%, 03/28/14	4,200,000	4,301,367

		9,865,867

Health Care Providers & Services—0.1%
Community Health Systems, Inc.
8.875%, 07/15/15	800,000	788,000

Hotels, Restaurants & Leisure—1.1%
Hilton Worldwide, Inc.
4.786%, 11/15/13 (144A) (a)	8,000,000	7,700,000
MGM Resorts International
6.625%, 07/15/15	1,000,000	852,500

		8,552,500

Security Description	Par Amount	Value

Household Durables—1.5%
Centex Corp.
6.500%, 05/01/16	$6,000,000	$5,730,000
Toll Brothers Finance Corp.
5.150%, 05/15/15	6,000,000	6,056,082

		11,786,082

Household Products—0.5%
Procter & Gamble Co. (The)
0.700%, 08/15/14	4,000,000	4,010,984

Insurance—0.7%
Berkshire Hathaway, Inc.
0.986%, 08/15/14 (a)	6,000,000	6,012,972

Media—1.6%
CCH II LLC/CCH II Capital Corp.
13.500%, 11/30/16	1,000,000	1,145,000
DISH DBS Corp.
7.125%, 02/01/16	1,000,000	1,017,500
Liberty Interactive LLC
5.700%, 05/15/13	6,545,000	6,700,444
NBCUniversal Media LLC
2.100%, 04/01/14	4,200,000	4,266,183

		13,129,127

Multi-Utilities—0.5%
Sempra Energy
2.000%, 03/15/14	4,200,000	4,245,856

Office Electronics—0.5%
Xerox Corp.
1.110%, 05/16/14 (a)	4,200,000	4,165,052

Oil, Gas & Consumable Fuels—1.3%
Anadarko Petroleum Corp.
5.750%, 06/15/14	2,000,000	2,176,842
Chesapeake Energy Corp.
9.500%, 02/15/15	1,500,000	1,698,750
Petrohawk Energy Corp.
7.875%, 06/01/15	700,000	751,625
Plains Exploration & Production Co.
7.750%, 06/15/15	1,000,000	1,035,000
Valero Energy Corp.
4.750%, 06/15/13	4,200,000	4,425,343

		10,087,560

Paper & Forest Products—0.1%
NewPage Corp.
11.375%, 12/31/14 (b)	600,000	448,500

Tobacco—0.5%
Lorillard Tobacco Co.
3.500%, 08/04/16	3,800,000	3,809,435

Total Domestic Bonds & Debt Securities (Cost $175,634,504)		173,436,260

MIST-153

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Foreign Bonds & Debt Securities—18.5%

Security Description	Par Amount	Value

Beverages—0.1%
Refresco Group B.V.
5.535%, 05/15/18 (144A) (EUR) (a)	$400,000	$488,737

Capital Markets—0.5%
UBS AG of Stamford, Connecticut
2.250%, 01/28/14	4,200,000	4,095,029

Chemicals—0.1%
Ineos Finance plc
9.000%, 05/15/15 (144A)	300,000	286,500
Ineos Group Holdings, Ltd.
8.500%, 02/15/16 (144A)	700,000	521,500

		808,000

Commercial Banks—4.1%
Banco Bradesco S.A. of the Cayman Islands
2.390%, 05/16/14 (144A) (a)	4,200,000	4,199,428
BBVA U.S. Senior SAU
Series FRN 2.415%, 05/16/14 (a)	4,200,000	4,159,430
Commonwealth Bank of Australia
3.750%, 10/15/14 (144A)	4,200,000	4,365,484
Credit Suisse of New York
2.200%, 01/14/14	4,200,000	4,164,972
HSBC Bank Brasil S.A.—Banco Multiplo
4.000%, 05/11/16 (144A)	4,200,000	4,091,079
Nordea Bank AB
2.125%, 01/14/14 (144A)	4,200,000	4,170,550
Royal Bank of Scotland plc (The)
4.875%, 08/25/14 (144A)	4,200,000	4,231,504
Santander US Debt S.A. Unipersonal
2.991%, 10/07/13 (144A)	4,200,000	4,038,619

		33,421,066

Consumer Finance—0.5%
Banque PSA Finance
3.375%, 04/04/14 (144A)	4,100,000	3,974,044

Diversified Financial Services—0.5%
Woodside Finance, Ltd.
4.500%, 11/10/14 (144A)	4,200,000	4,462,576

Diversified Telecommunication Services—0.2%
Telefonica Emisiones SAU
2.582%, 04/26/13	2,100,000	2,032,993

Energy Equipment & Services—0.6%
Compagnie Generale de Geophysique-Veritas
9.500%, 05/15/16	1,000,000	1,030,000
Schlumberger Norge A.S.
1.950%, 09/14/16 (144A)	4,000,000	3,982,580

		5,012,580

Oil, Gas & Consumable Fuels—0.1%
Kinder Morgan Finance Co. ULC
5.700%, 01/05/16	500,000	503,750

Security Description	Par Amount	Value

Sovereign—11.7%
Bank Negara Monetary Notes
Series 3911 2.762%, 10/18/11 (MYR) (c)	$3,800,000	$1,188,943
Indonesia Retail Bond
Series ORI7 7.950%, 08/15/13 (IDR)	17,000,000,000	2,024,058
Indonesia Treasury Bond
Series FR33 12.500%, 03/15/13 (IDR)	15,700,000,000	1,965,651
Ireland Government Bond
5.000%, 04/18/13 (EUR)	149,000	196,763
4.000%, 01/15/14 (EUR)	250,000	319,414
4.600%, 04/18/16 (EUR)	3,078,000	3,833,808
Israel Government Bond
Series 0312 4.000%, 03/30/12 (ILS)	8,550,000	2,340,691
Israel Treasury Bill—Makam
Series 0412 3.178%, 04/04/12 (ILS) (c)	8,550,000	2,249,705
Korea Treasury Bond
Series 1312 3.000%, 12/10/13 (KRW)	19,200,000,000	16,121,904
Malaysia Government Bond
Series 0109 2.509%, 08/27/12 (MYR)	7,120,000	2,223,010
Series 0309 2.711%, 02/14/12 (MYR)	9,470,000	2,967,585
Series 5/06 3.718%, 06/15/12 (MYR)	16,610,000	5,237,777
Mexican Bonos
Series MI10 9.000%, 12/20/12 (MXN)	20,800,000	1,589,979
8.000%, 12/19/13 (MXN)	50,200,000	3,892,950
New South Wales Treasury Corp.
Series 813 5.500%, 08/01/13 (AUD)	3,900,000	3,896,519
Norway Treasury Bill
2.459%, 03/21/12 (NOK) (c)	50,700,000	8,612,179
Poland Government Bond
Series 0113 4.571%, 01/25/13 (PLN) (c)	14,620,000	4,209,785
Series 0412 4.750%, 04/25/12 (PLN)	9,250,000	2,824,197
Series 0713 4.152%, 07/25/13 (PLN) (c)	9,680,000	2,733,730
Series 1013 5.000%, 10/24/13 (PLN)	1,925,000	592,945
Queensland Treasury Corp.
6.000%, 08/21/13 (AUD)	3,810,000	3,830,493
Sweden Government Bond
Series 1046 5.500%, 10/08/12 (SEK)	72,600,000	11,107,516
Sweden Treasury Bill
1.998%, 12/21/11 (SEK) (c)	1,700,000	248,341
United Kingdom Gilt
5.000%, 03/07/12 (GBP)	3,770,000	6,002,273
Western Australia Treasury Corp.
Series 13 8.000%, 06/15/13 (AUD)	3,600,000	3,734,778

		93,944,994

MIST-154

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Foreign Bonds & Debt Securities—(Continued)
Security Description	Par Amount	Value

Specialty Retail—0.1%
Edcon Proprietary, Ltd.
4.778%, 06/15/14 (144A) (EUR) (a)	$500,000	$500,975

Total Foreign Bonds & Debt Securities (Cost $160,486,149)		149,244,744

Mortgage-Backed Securities—6.1%

Commercial Mortgage-Backed Securities—6.1%
Banc of America Commercial Mortgage, Inc.
Series 2006-1 Class AJ 5.460%, 09/10/45 (a)	3,200,000	2,602,022
Series 2006-1 Class AM 5.421%, 09/10/45 (a)	3,200,000	3,216,318
Series 2006-4 Class AJ 5.695%, 07/10/46 (a)	1,500,000	1,142,560
Banc of America Large Loan, Inc.
Series 2010-HLTN Class HLTN 1.979%, 11/15/15 (144A) (a)	3,091,818	2,760,253
Bear Stearns Commercial Mortgage Securities, Inc.
Series 2006-PW11 Class D 5.452%, 03/11/39 (144A) (a)	2,000,000	957,853
Series 2006-PW13 Class AJ 5.611%, 09/11/41 (a)	3,000,000	2,348,069
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2005-CD1 Class AJ 5.398%, 07/15/44 (a)	1,700,000	1,357,920
Series 2006-CD3 Class A5 5.617%, 10/15/48	3,200,000	3,376,973
Commercial Mortgage Pass-Through Certificates
Series 2005-C6 Class AJ 5.209%, 06/10/44 (a)	1,000,000	871,494
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series K007 Class A1 3.342%, 12/25/19	3,818,321	4,045,358
Series K013 Class A1 2.902%, 08/25/20	10,376,453	10,823,845
Greenwich Capital Commercial Funding Corp.
Series 2005-GG5 Class A5 5.224%, 04/10/37 (a)	3,200,000	3,407,541
Series 2006-GG7 Class A4 5.877%, 07/10/38 (a)	3,200,000	3,457,310
GS Mortgage Securities Corp. II
Series 2006-GG6 Class A4 5.553%, 04/10/38 (a)	3,200,000	3,407,573
MLCC Mortgage Investors, Inc.
Series 2003-A Class 1A 0.985%, 03/25/28 (a)	1,432,180	1,237,840
Wachovia Bank Commercial Mortgage Trust
Series 2006-C25 Class C 5.923%, 05/15/43 (a)	2,700,000	1,915,781
Series 2007-WHL8 Class A1 0.309%, 06/15/20 (144A) (a)	2,534,409	2,224,773

		49,153,483

Total Mortgage-Backed Securities (Cost $51,798,449)		49,153,483

Asset-Backed Securities—4.3%
Security Description	Par Amount	Value

Asset-Backed—Credit Card—4.1%
American Express Credit Account Master Trust
Series 2007-8 Class A 0.529%, 05/15/15 (a)	$3,200,000	$3,207,674
Capital One Multi-Asset Execution Trust
Series 2006-A5 Class A5 0.289%, 01/15/16 (a)	3,200,000	3,193,183
Series 2007-A8 Class A8 0.647%, 10/15/15 (a)	3,935,000	3,940,444
Chase Issuance Trust
Series 2007-A9 Class A9 0.259%, 06/16/14 (a)	3,000,000	2,998,201
Citibank Credit Card Issuance Trust
Series 2009-A1 Class A1 1.979%, 03/17/14 (a)	3,200,000	3,224,678
Citibank Omni Master Trust
Series 2009-A8 Class A8 2.329%, 05/16/16 (a)	3,200,000	3,227,741
Discover Card Master Trust
Series 2007-A2 Class A2 0.687%, 06/15/15 (a)	3,200,000	3,211,265
Series 2009-A1 Class A1 1.529%, 12/15/14 (a)	3,200,000	3,228,127
GE Capital Credit Card Master Note Trust
Series 2007-4 Class A 0.279%, 06/15/15 (a)	3,500,000	3,496,201
MBNA Credit Card Master Note Trust
Series 2006-A5 Class A5 0.289%, 10/15/15 (a)	3,200,000	3,199,226

		32,926,740

Asset-Backed—Home Equity—0.2%
Morgan Stanley ABS Capital I
Series 2003-HE1 Class M1 1.435%, 05/25/33 (a)	669,338	544,439
Series 2005-WMC1 Class M2 0.970%, 01/25/35 (a)	1,200,000	952,353

		1,496,792

Total Asset-Backed Securities (Cost $34,515,951)		34,423,532

Municipals—3.9%
Arizona School Facilities Board, Certificates of Participation
Series A-2 (NATL-RE) 5.000%, 09/01/16	2,000,000	2,183,340
Citizens Property Insurance Corp., Revenue
Series A3 1.910%, 06/01/13 (a)	2,500,000	2,510,150
City of Burleson, Texas, Refunding, General Obligation, Ltd.
3.000%, 03/01/13	690,000	711,563
3.000%, 03/01/14	1,010,000	1,062,086
City of Cleveland, Ohio, Public Improvements, General Obligation, Ltd.
2.250%, 12/01/15	1,295,000	1,320,835
Cook County High School District No. 205 Thornton Township, School Improvements (Assured Guaranty Insured)
5.500%, 12/01/16	2,540,000	2,988,335

MIST-155

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Municipals—(Continued)

Security Description	Par Amount	Value

Municipals—(Continued)
County of Pima Arizona, Public Improvements, General Obligation Unlimited
3.000%, 07/01/16	$2,400,000	$2,553,840
New York City Transitional Finance Authority, Revenue, Refunding, General Obligation, Ltd.
Sub-Series E 5.000%, 11/01/14	2,000,000	2,265,500
New York State Dormitory Authority, Revenue, Refunding (Assured Guaranty Insured)
Series B 4.000%, 10/01/14	2,085,000	2,236,162
New York State Urban Development Corp., Revenue, Refunding
Series A-2 5.000%, 01/01/15	2,000,000	2,254,300
Reading School District, Refunding, General Obligation Unlimited
Series A 5.000%, 04/01/15	2,500,000	2,742,675
State of Illinois, Refunding, General Obligation Unlimited (AGM)
5.000%, 01/01/16	2,500,000	2,791,775
Tulsa County Industrial Authority, School Improvements, Revenue
4.000%, 09/01/16	2,315,000	2,539,370
University of California, Revenue, Taxable Notes
Series AA-2 0.887%, 07/01/13	2,781,785	2,792,189

Total Municipals (Cost $30,807,129)		30,952,120

Loan Participation—3.5%

Aerospace & Defense—0.1%
TransDigm Group, Inc. 4.000%, 02/14/17 (a)	596,993	585,238

Automobiles—0.0%
Tomkins LLC 4.250%, 09/21/16 (a)	320,827	315,816

Building Products—0.0%
Goodman Global Holdings, Inc. 5.750%, 10/28/16 (a)	297,994	295,723

Chemicals—0.2%
Ashland, Inc. 3.150%, 08/23/18 (d)	251,900	250,483
Diversey Holdings, Inc. 4.000%, 11/24/15 (a)	301,927	301,927
Nalco Co. 4.500%, 10/05/17 (a)	134,470	134,084
Rockwood Specialties Group, Inc. 3.750%, 02/09/18 (a)	696,500	695,567

		1,382,061

Security Description	Par Amount	Value

Commercial Services & Supplies—0.3%
ARAMARK Corp. 3.489%, 07/26/16 (a)	$25,984	$25,245
3.619%, 07/26/16 (a)	394,579	383,357
KAR Auction Services, Inc. 5.000%, 05/19/17 (a)	2,187,880	2,119,509

		2,528,111

Containers & Packaging—0.1%
Reynolds Group Holdings, Inc. 6.500%, 02/09/18 (a)	343,973	334,593
6.500%, 08/09/18 (a)	640,475	623,128

		957,721

Diversified Financial Services—0.1%
MSCI, Inc. 3.750%, 03/14/17 (a)	353,562	352,501
Trans Union LLC 4.750%, 02/12/18 (a)	179,100	175,294

		527,795

Diversified Telecommunication Services—0.1%
Intelsat Jackson Holdings S.A. 5.250%, 04/02/18 (a)	872,813	835,718

Food & Staples Retailing—0.2%
BJ’s Wholesale Club, Inc. 0.000%, 09/27/18 (d)	470,000	455,754
SUPERVALU, Inc. 0.000%, 10/05/15 (d)	773,025	727,525

		1,183,279

Food Products—0.1%
Del Monte Foods Co. 4.500%, 03/08/18 (a)	971,327	904,723

Health Care Equipment & Supplies—0.1%
Bausch and Lomb, Inc. 3.489%, 04/24/15 (a)	168,939	163,333
3.590%, 04/24/15 (a)	693,429	670,417

		833,750

Health Care Providers & Services—1.0%
Community Health Systems, Inc.
3.819%, 01/25/17 (a)	3,389,431	3,094,974
DaVita, Inc.
4.500%, 10/20/16 (a)	298,496	295,698
HCA, Inc.
3.619%, 03/31/17 (a)	3,140,504	2,963,851
Universal Health Services, Inc.
4.000%, 11/15/16 (a)	760,174	740,083
WC Luxco S.A.R.L.
4.250%, 03/15/18 (a)	799,510	779,522

		7,874,128

MIST-156

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Loan Participation—(Continued)

Security Description	Par Amount	Value

Hotels, Restaurants & Leisure—0.2%
Ameristar Casinos, Inc.
4.000%, 04/13/18 (a)	$281,889	$273,375
Burger King Corp.
4.500%, 10/19/16 (a)	1,140,467	1,104,189
DineEquity, Inc.
4.250%, 10/19/17 (d)	345,943	335,919

		1,713,483

IT Services—0.2%
Moneygram International, Inc.
4.500%, 11/17/17 (a)	505,376	490,634
SunGard Data Systems, Inc. 3.892%, 02/26/16 (d)	407,904	394,521

		885,155

Machinery—0.1%
Rexnord Corp.
2.791%, 07/19/13 (a)	450,000	436,079
Terex Corp.
5.500%, 04/28/17 (a)	290,991	286,372

		722,451

Media—0.2%
Cinemark USA, Inc.
3.509%, 04/29/16 (a)	218,886	215,165
CSC Holdings, Inc.
1.985%, 03/29/16 (a)	199,474	194,611
Interactive Data Corp.
4.500%, 02/12/18 (a)	348,574	335,503
Regal Cinemas, Inc.
3.369%, 08/23/17 (a)	218,897	213,185
UPC Financing Partnership
3.722%, 12/30/16 (a)	220,000	211,310
Weather Channel (The)
4.250%, 02/13/17 (a)	465,127	460,769

		1,630,543

Metals & Mining—0.1%
American Rock Salt Holdings LLC
5.500%, 04/25/17 (a)	610,969	586,151
Walter Energy, Inc.
4.000%, 04/02/18 (a)	223,440	216,597

		802,748

Pharmaceuticals—0.2%
Warner Chilcott Co. LLC
4.250%, 03/15/18 (a)	581,462	566,925
4.250%, 03/15/18 (a)	1,162,924	1,133,851

		1,700,776

Real Estate Management & Development—0.0%
Fidelity National Information Solutions, Inc.
5.250%, 07/18/16 (a)	218,894	218,850

Road & Rail—0.0%
Hertz Corp. (The)
3.750%, 03/09/18 (a)	328,350	312,712

Security Description	Par Amount	Value

Textiles, Apparel & Luxury Goods—0.2%
Visant Holding Corp.
5.250%, 12/22/16 (a)	$1,868,102	$1,714,506

Wireless Telecommunication Services—0.0%
SBA Finance
3.750%, 06/29/18 (a)	260,599	255,713

Total Loan Participation (Cost $29,352,372)		28,181,000

Convertible Bonds—0.1%

Construction Materials—0.1%
Cemex S.A.B. de C.V.
3.250%, 03/15/16 (144A)	1,000,000	512,400

Total Convertible Bonds (Cost $969,802)		512,400

Short-Term Investments—1.8%

Discount Notes—1.2%
Federal Home Loan Bank
0.002%, 10/03/11 (c)	10,000,000	9,999,999

Repurchase Agreement—0.6%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/11 at 0.010% to be repurchased at $4,797,004 on 10/03/11, collateralized by $4,755,000 U.S. Treasury Notes at 1.500% due 12/31/13 with a value of $4,897,650.	4,797,000	4,797,000

Total Short-Term Investments (Cost $14,796,999)		14,796,999

Total Investments—98.9% (Cost $814,421,518)		796,694,456
Less Unfunded Loan Commitments—(0.0)% (Cost $(5,078))		(5,078)

Net Investments—98.9% (Cost $814,416,440#)		796,689,378
Other assets and liabilities (net)—1.1%		8,534,919

Net Assets—100.0%		$805,224,297

#	As of September 30, 2011, the aggregate cost of investments for federal income tax purposes was $814,416,440. The aggregate unrealized appreciation and depreciation of investments were $2,215,623 and $(19,942,685), respectively, resulting in net unrealized depreciation of $(17,727,062) for federal income tax purposes.
(a)	Variable or floating rate security. The stated rate represents the rate at September 30, 2011. Maturity date shown for callable securities reflects the earliest possible call date.
(b)	Security is in default and/or issuer is in bankruptcy.
(c)	Zero coupon bond - Interest rate represents current yield to maturity.
(d)	This Senior Loan will settle after September 30, 2011, at which time the interest rate will be determined.

MIST-157

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2011, the market value of 144A securities was $62,873,454, which was 7.8% of net assets.
(AGM)—	Assured Guaranty Municipal Corporation
(AUD)—	Australian Dollar
(EUR)—	Euro
(GBP)—	British Pound
(IDR)—	Indonesian Rupiah
(ILS)—	Israeli Shekel
(KRW)—	South Korean Won
(MXN)—	Mexican Peso
(MYR)—	Malaysian Ringgit
(NOK)—	Norwegian Krone
(PLN)—	Polish Zloty
(SEK)—	Swedish Krona

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts to buy:

Settlement Date	Counterparty	Contracts to Buy		Value at September 30, 2011	In Exchange for U.S.$	Unrealized Depreciation
05/04/2012	Deutsche Bank AG	1,129,880,000	CLP	$2,126,465	$2,350,000	$(223,535)
05/09/2012	JPMorgan Chase Bank N.A.	1,133,875,000	CLP	2,132,939	2,350,000	(217,061)
05/04/2012	Deutsche Bank AG	1,260,000	EUR	1,694,157	1,695,078	(921)
05/16/2012	Deutsche Bank AG	2,134,000	EUR	2,869,319	2,879,620	(10,301)
05/25/2012	Deutsche Bank AG	1,824,000	EUR	2,452,507	2,461,397	(8,890)
05/07/2012	Deutsche Bank AG	119,574,000	INR	2,394,193	2,520,000	(125,807)
05/07/2012	JPMorgan Chase Bank N.A.	118,818,000	INR	2,379,056	2,520,000	(140,944)
05/04/2012	JPMorgan Chase Bank N.A.	128,788,870	PHP	2,918,167	3,010,000	(91,833)
05/07/2012	Deutsche Bank AG	129,673,810	PHP	2,938,165	3,010,000	(71,835)
05/04/2012	Deutsche Bank AG	1,623,132	SGD	1,250,168	1,330,000	(79,832)
05/07/2012	Morgan Stanley & Co., Inc.	1,629,622	SGD	1,255,231	1,330,000	(74,769)
05/18/2012	Morgan Stanley & Co., Inc.	3,496,264	SGD	2,693,537	2,820,000	(126,463)

Net Unrealized Depreciation						$(1,172,191)

Forward foreign currency exchange contracts to sell:

Settlement Date	Counterparty	Contracts to Deliver		Value at September 30, 2011	In Exchange for U.S.$	Unrealized Appreciation/ (Depreciation)
05/04/2012	Deutsche Bank AG	8,550,000	EUR	$11,496,067	$12,549,690	$1,053,623
05/07/2012	Citibank N.A.	456,944	EUR	614,394	672,028	57,634
05/07/2012	Deutsche Bank AG	2,350,000	EUR	3,159,740	3,441,105	281,365
05/07/2012	Morgan Stanley & Co., Inc.	6,170,000	EUR	8,295,998	9,022,083	726,085
05/10/2012	Citibank N.A.	2,909,965	EUR	3,912,655	4,121,093	208,438
05/10/2012	Deutsche Bank AG	300,000	EUR	403,371	422,238	18,867
05/16/2012	Deutsche Bank AG	2,134,000	EUR	2,869,319	2,993,575	124,256
05/25/2012	Deutsche Bank AG	3,772,396	EUR	5,072,273	5,240,612	168,339
06/06/2012	Deutsche Bank AG	500,796	EUR	673,361	715,358	41,997
06/11/2012	Deutsche Bank AG	187,000	EUR	251,437	270,901	19,464
07/05/2012	Deutsche Bank AG	1,455,100	EUR	1,956,512	2,080,211	123,699
08/01/2012	Barclays Bank plc	1,046,650	EUR	1,407,262	1,483,312	76,050
08/08/2012	Citibank N.A.	46,169	EUR	62,075	64,819	2,744
08/09/2012	Citibank N.A.	5,933	EUR	7,977	8,348	371
08/24/2012	Barclays Bank plc	17,272	EUR	23,222	24,778	1,556
08/29/2012	Deutsche Bank AG	46,238	EUR	62,166	66,194	4,028
08/30/2012	Deutsche Bank AG	1,320,000	EUR	1,774,720	1,896,840	122,120
09/06/2012	Deutsche Bank AG	95,000	EUR	127,725	135,290	7,565
09/12/2012	Barclays Bank plc	30,815	EUR	41,430	43,079	1,649
09/14/2012	Barclays Bank plc	152,186	EUR	204,608	208,164	3,556
09/17/2012	UBS AG	87,929	EUR	118,216	120,524	2,308

MIST-158

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Settlement Date	Counterparty	Contracts to Deliver		Value at September 30, 2011	In Exchange for U.S.$	Net Unrealized Appreciation/ (Depreciation)
09/19/2012	Barclays Bank plc	31,978	EUR	$42,993	$44,328	$1,335
09/24/2012	Barclays Bank plc	21,514	EUR	28,924	29,270	346
05/09/2012	Deutsche Bank AG	283,178,000	JPY	3,689,279	3,500,000	(189,279)
05/09/2012	Morgan Stanley & Co., Inc.	281,655,500	JPY	3,669,444	3,500,000	(169,444)
05/17/2012	Morgan Stanley & Co., Inc.	265,900,000	JPY	3,464,757	3,310,611	(154,146)

Net Unrealized Appreciation						$2,534,526

CLP—	Chilean Peso
EUR—	Euro
INR—	Indian Rupee
JPY—	Japanese Yen
PHP—	Philippine Peso
SGD—	Singapore Dollar

Futures Contracts

The futures contracts outstanding as of September 30, 2011, and the description and unrealized appreciation (depreciation) were as follows:

Futures Contracts-Long	Exchange	Expiration Date	Number of Contracts	Contract Amount	Valuation as of September 30, 2011	Unrealized Depreciation
U.S. Treasury Note 2 Year Futures	Chicago Board of Trade	12/30/2011	100	$22,023,687	$22,020,312	$(3,375)

Futures Contracts-Short	Exchange	Expiration Date	Number of Contracts	Contract Amount	Valuation as of September 30, 2011	Unrealized Appreciation/ (Depreciation)
U.S. Treasury Note 10 Year Futures	Chicago Board of Trade	12/20/2011	(180)	$(23,288,269)	$(23,416,875)	$(128,606)
U.S. Treasury Note 5 Year Futures	Chicago Board of Trade	12/30/2011	(38)	(4,657,577)	(4,654,407)	3,170

Net Unrealized Depreciation						$(125,436)

Swap Agreements

Credit default swaps on corporate and sovereign issuers—buy protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2011 (b)	Notional Amount (c)		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Bank of America Corp. 6.250%, due 04/15/2012	(1.00%)	09/20/2016	Credit Suisse Group AG	4.19%	USD	4,000,000	$527,102	$489,813	$37,289
Centex Corp. 5.250%, due 06/15/2015	(5.00%)	06/20/2016	Credit Suisse Group AG	3.72%	USD	6,000,000	(319,271)	(737,831)	418,560
Ford Motor Credit Co. LLC 7.250%, due 10/25/2011	(5.00%)	06/20/2014	Citibank N.A.	3.19%	USD	6,000,000	(272,199)	(505,697)	233,498
Hilton Worldwide, Inc. 4.786%, due 11/15/2013	(5.00%)	12/20/2013	Citibank N.A.	3.13%	USD	1,000,000	(40,110)	(40,017)	(93)
Hilton Worldwide, Inc. 4.786%, due 11/15/2013	(5.00%)	12/20/2013	Credit Suisse Group AG	3.13%	USD	7,000,000	(280,767)	(263,676)	(17,091)
Liberty Media Corp. 3.125%, due 03/30/2023	(5.00%)	06/20/2013	Credit Suisse Group AG	1.85%	USD	6,545,000	(351,449)	(324,337)	(27,112)
Toll Brothers, Inc. 5.150%, due 05/15/2015	(5.00%)	06/20/2015	Credit Suisse Group AG	2.19%	USD	3,000,000	(296,618)	(330,262)	33,644
Toll Brothers, Inc. 5.150%, due 05/15/2015	(5.00%)	06/20/2015	Credit Suisse Group AG	2.19%	USD	3,000,000	(296,618)	(316,024)	19,406

							$(1,329,930)	$(2,028,031)	$698,101

MIST-159

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Swap Agreements—(Continued)

Credit default swaps on corporate and sovereign issues—sell protection (d)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2011 (b)	Notional Amount (c)		Market Value	Upfront Premium Paid/ (Received)	Unrealized Depreciation
Celanese US Holdings LLC 3.303%, due 10/31/2016	1.800%	06/20/2016	Credit Suisse Group AG	1.89%	USD	500,000	$(1,898)	$—	$(1,898)
Merrill Lynch & Co., Inc. 5.000%, due 01/15/2015	1.000%	09/20/2016	Credit Suisse Group AG	4.67%	USD	4,000,000	(596,815)	(564,362)	(32,453)
Republic of Hungary 4.750%, due 02/03/2015	1.000%	06/20/2016	Credit Suisse Group AG	5.22%	USD	700,000	(119,386)	(50,370)	(69,016)
Republic of Lithuania 4.500%, due 03/05/2013	1.000%	06/20/2016	Credit Suisse Group AG	3.20%	USD	400,000	(37,565)	(18,566)	(18,999)

							$(755,664)	$(633,298)	$(122,366)

Credit default swaps on credit indices—sell protection (d)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2011 (b)	Notional Amount (c)		Market Value	Upfront Premium Paid/ (Received)	Unrealized Depreciation
Markit CDX North America High Yield Index, Series 16	5.000%	06/20/2016	Credit Suisse Group AG	7.45%	USD	7,500,000	$(675,434)	$(571,875)	$(103,559)
Markit CDX North America High Yield Index, Series 16	5.000%	06/20/2016	Credit Suisse Group AG	7.45%	USD	5,000,000	(450,289)	(268,750)	(181,539)
Markit CDX North America High Yield Index, Series 16	5.000%	06/20/2016	Credit Suisse Group AG	7.45%	USD	3,700,000	(333,214)	53,188	(386,402)
Markit CDX North America High Yield Index, Series 17	5.000%	12/20/2016	Citibank N.A.	8.14%	USD	16,200,000	(1,968,311)	(1,559,250)	(409,061)
Markit CDX North America Investment Grade Index, Series 17	1.000%	12/20/2016	Credit Suisse Group AG	1.43%	USD	5,000,000	(104,755)	(81,086)	(23,669)
Markit LCDX North America, Series 16	2.500%	06/20/2016	Credit Suisse Group AG	—	USD	5,000,000	(376,556)	(31,250)	(345,306)
Markit CDX North America, Series 16	1.000%	06/20/2016	Citibank N.A.	2.00%	USD	5,000,000	(187,146)	(148,861)	(38,285)
Markit CDX North America, Series 16	1.000%	06/20/2016	Citibank N.A.	2.00%	USD	15,000,000	(561,440)	(216,385)	(345,055)

							$(4,657,145)	$(2,824,269)	$(1,832,876)

USD—	United States Dollar
(a)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(d)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

MIST-160

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the period from April 29, 2011 (commencement of operations) through September 30, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2011:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$315,993,918	$—	$315,993,918
Total Domestic Bonds & Debt Securities*	—	173,436,260	—	173,436,260
Total Foreign Bonds & Debt Securities*	—	149,244,744	—	149,244,744
Total Mortgage-Backed Securities*	—	49,153,483	—	49,153,483
Total Asset-Backed Securities*	—	34,423,532	—	34,423,532
Municipals	—	30,952,120	—	30,952,120
Total Loan Participation*	—	28,181,000	—	28,181,000
Total Convertible Bonds*	—	512,400	—	512,400
Total Short-Term Investments*	—	14,796,999	—	14,796,999
Total Investments	$—	$796,694,456	$—	$796,694,456

Forward Contracts**
Forward Contracts to Buy (Depreciation)	$—	$(1,172,191)	$—	$(1,172,191)
Forward Contracts to Sell Appreciation	—	3,047,395	—	3,047,395
Forward Contracts to Sell (Depreciation)	—	(512,869)	—	(512,869)
Total Forward Contracts	$—	$1,362,335	$—	$1,362,335

Future Contracts**
Futures Contracts Long (Depreciation)	$(3,375)	$—	$—	$(3,375)
Futures Contracts Short Appreciation	3,170	—	—	3,170
Futures Contracts Short (Depreciation)	(128,606)	—	—	(128,606)
Total Futures Contracts	$(128,811)	$—	$—	$(128,811)

Swap Contracts**
Credit Default Swap Buy Protection Appreciation	$—	$742,397	$—	$742,397
Credit Default Swap Buy Protection (Depreciation)	—	(44,296)	—	(44,296)
Credit Default Swap Sell Protection (Depreciation)	—	(1,955,242)	—	(1,955,242)
Total Swap Contracts	$—	$(1,257,141)	$—	$(1,257,141)

*	See Schedule of Investments for additional detailed categorizations.
**	Derivative instruments such as forwards, futures and swap contracts are valued based on the unrealized appreciation/depreciation on the instrument.

MIST-161

Met Investors Series Trust

Met/Franklin Mutual Shares Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stocks—84.8% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.7%
GenCorp, Inc.* (a)	84,611	$379,904
Huntington Ingalls Industries, Inc.* (a)	103,752	2,524,286
Raytheon Co.	164,260	6,713,306

		9,617,496

Air Freight & Logistics—0.3%
PostNL N.V.	151,660	666,673
TNT Express N.V.	143,235	992,100

		1,658,773

Automobiles—1.1%
Daimler AG	58,997	2,623,275
General Motors Co.*	191,582	3,866,125

		6,489,400

Beverages—4.3%
Coca-Cola Enterprises, Inc.	136,582	3,398,160
Dr Pepper Snapple Group, Inc.	153,296	5,944,819
Foster’s Group, Ltd.	575,792	2,943,330
PepsiCo, Inc.	73,260	4,534,794
Pernod Ricard S.A.	97,494	7,673,718

		24,494,821

Biotechnology—2.0%
Amgen, Inc.	158,134	8,689,464
Cephalon, Inc.* (a)	30,496	2,461,027

		11,150,491

Building Products—0.6%
Owens Corning, Inc.* (a)	161,369	3,498,480

Capital Markets—1.3%
Morgan Stanley	315,022	4,252,797
UBS AG*	263,481	3,003,915

		7,256,712

Chemicals—0.9%
Linde AG	40,069	5,364,648

Commercial Banks—2.6%
CIT Group, Inc.*	56,290	1,709,527
KB Financial Group, Inc.	44,612	1,457,008
PNC Financial Services Group, Inc.	174,984	8,432,479
Wells Fargo & Co.	137,032	3,305,212

		14,904,226

Communications Equipment—1.6%
Cisco Systems, Inc.	400,749	6,207,602
Motorola Mobility Holdings, Inc.*	76,680	2,896,970

		9,104,572

Diversified Financial Services—1.8%
Bank of America Corp.	550,294	3,367,799
Bond Street Holdings LLC - Class A (144A)*	80,828	1,737,802
Deutsche Boerse AG*	56,490	2,847,595

Security Description	Shares	Value

Diversified Financial Services—(Continued)
NYSE Euronext	100,060	$2,325,394

		10,278,590

Diversified Telecommunication Services—0.2%
Cable & Wireless Communications plc	1,964,904	1,133,343

Electric Utilities—2.6%
Brookfield Infrastructure Partners L.P.	57,523	1,400,110
E.On AG	234,775	5,139,872
Entergy Corp.	39,060	2,589,288
Exelon Corp.	141,328	6,021,986

		15,151,256

Electronic Equipment, Instruments & Components—0.8%
TE Connectivity, Ltd.	160,067	4,504,285

Energy Equipment & Services—1.5%
Ensco plc (ADR) (a)	50,173	2,028,494
Exterran Holdings, Inc.* (a)	10,927	106,210
Transocean, Ltd.	131,090	6,258,237

		8,392,941

Food & Staples Retailing—4.8%
CVS Caremark Corp.	476,927	16,015,209
Kroger Co. (The)	338,909	7,442,442
Wal-Mart Stores, Inc.	74,935	3,889,126

		27,346,777

Food Products—4.2%
General Mills, Inc.	152,321	5,859,789
Kraft Foods, Inc. - Class A	369,125	12,395,217
Nestle S.A.	109,570	6,032,416

		24,287,422

Health Care Equipment & Supplies—2.0%
Boston Scientific Corp.*	682,622	4,034,296
Medtronic, Inc.	228,734	7,603,118

		11,637,414

Health Care Providers & Services—2.3%
Coventry Health Care, Inc.*	80,718	2,325,486
Tenet Healthcare Corp.* (a)	915,943	3,782,845
UnitedHealth Group, Inc.	151,711	6,996,911

		13,105,242

Household Durables—0.3%
D.R. Horton, Inc. (a)	173,510	1,568,530

Independent Power Producers & Energy Traders—0.9%
NRG Energy, Inc.* (a)	233,307	4,948,442

Industrial Conglomerates—0.2%
Orkla A.S.A.	141,402	1,081,931

Insurance—4.8%
ACE, Ltd.	115,606	7,005,724

MIST-162

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Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Insurance—(Continued)
Alleghany Corp.*	8,909	$2,570,247
American International Group, Inc.*	237,590	5,215,100
CNO Financial Group, Inc.* (a)	121,940	659,695
Old Republic International Corp. (a)	226,404	2,019,524
White Mountains Insurance Group, Ltd.	16,348	6,633,201
Zurich Financial Services AG*	15,520	3,218,013

		27,321,504

Internet Software & Services—0.6%
Google, Inc. - Class A*	6,280	3,230,306

Leisure Equipment & Products—0.7%
Mattel, Inc. (a)	160,492	4,155,138

Machinery—0.8%
Oshkosh Corp.* (a)	119,430	1,879,828
Stanley Black & Decker, Inc.	58,328	2,863,905

		4,743,733

Marine—0.9%
A.P. Moller - Maersk A.S. - Class B	902	5,329,945

Media—5.5%
British Sky Broadcasting Group plc	463,190	4,764,272
News Corp. - Class A	552,706	8,550,362
Time Warner Cable, Inc.	128,795	8,071,583
Time Warner, Inc.	91,222	2,733,923
Viacom, Inc. - Class B	185,595	7,189,950

		31,310,090

Metals & Mining—0.8%
ThyssenKrupp AG	183,280	4,515,890

Multi-Utilities—0.7%
GDF Suez	123,751	3,711,063

Office Electronics—1.3%
Xerox Corp.	1,084,544	7,559,272

Oil, Gas & Consumable Fuels—6.5%
Apache Corp.	75,510	6,058,922
BP plc	464,969	2,794,025
Marathon Oil Corp.	393,351	8,488,515
Marathon Petroleum Corp.	113,393	3,068,415
Murphy Oil Corp.	79,738	3,521,230
Prime AET&D Holdings No. 1 (b)	762,551	1
Royal Dutch Shell plc - A Shares	291,422	9,083,054
Williams Cos., Inc. (The)	170,701	4,154,862

		37,169,024

Paper & Forest Products—1.6%
Domtar Corp.	33,084	2,255,336
International Paper Co.	295,975	6,881,419

		9,136,755

Security Description	Shares/Par Amount	Value

Pharmaceuticals—6.6%
Eli Lilly & Co.	211,868	$7,832,760
Merck & Co., Inc.	436,555	14,279,714
Pfizer, Inc.	696,598	12,315,853
Teva Pharmaceutical Industries, Ltd. (ADR)	87,911	3,272,047

		37,700,374

Real Estate Investment Trusts—0.9%
Alexander’s, Inc. (a)	11,059	3,992,520
Weyerhaeuser Co.	77,685	1,208,002

		5,200,522

Real Estate Management & Development—0.6%
Canary Wharf Group plc* (b)	767,618	2,895,828
Forestar Real Estate Group, Inc.* (a)	51,756	564,658

		3,460,486

Semiconductors & Semiconductor Equipment—0.3%
LSI Corp.*	346,567	1,795,217

Software—3.2%
Microsoft Corp.	523,125	13,020,581
Nintendo Co., Ltd. (a)	13,417	1,956,580
Symantec Corp.*	213,746	3,484,060

		18,461,221

Tobacco—9.2%
Altria Group, Inc. (a)	364,977	9,785,033

British American Tobacco plc	354,669	15,060,575
Imperial Tobacco Group plc	373,920	12,650,945
Lorillard, Inc.	51,038	5,649,907
Philip Morris International, Inc.	73,378	4,577,320
Reynolds American, Inc. (a)	136,765	5,125,952

		52,849,732

Wireless Telecommunication Services—1.8%
Vodafone Group plc	4,082,336	10,561,602

Total Common Stocks (Cost $509,972,797)		485,187,666

Loan Participation—3.3%

Electric Utilities—0.9%
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc. 4.750%, 10/10/17 (c)	$7,576,241	5,084,377

Independent Power Producers & Energy Traders—0.0%
Boston Generating LLC 0.000%, 12/20/13 (d)	22,462	5,110

Media—1.0%
Clear Channel Communications, Inc. 3.889%, 01/28/16	4,097,000	2,877,507
3.889%, 01/28/16 (c)	1,020,976	715,413
3.889%, 01/29/16 (c)	1,039,000	727,300

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Schedule of Investments as of September 30, 2011 (Unaudited)

Loan Participation—(Continued)
Security Description	Par Amount	Value

Media—(Continued)
Tribune Co. 5.250%, 06/04/14	$2,150,000	$1,143,865
5.250%, 06/04/14 (c)	336,000	178,920

		5,643,005

Real Estate Management & Development—1.4%
Realogy Corp. 4.436%, 10/10/16 (c)	781,068	706,969
4.522%, 10/10/16 (c)	9,016,300	7,357,932
13.500%, 10/15/17 (c)	273,000	264,810

		8,329,711

Total Loan Participation (Cost $22,638,421)		19,062,203

Domestic Bonds & Debt Securities—1.1%

Electric Utilities—0.5%
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc. 11.500%, 10/01/20 (144A)	3,580,000	2,881,900

Food & Staples Retailing—0.2%
Rite Aid Corp. 8.625%, 03/01/15 (a)	721,000	643,492
9.375%, 12/15/15 (a)	835,000	722,275

		1,365,767

Independent Power Producers & Energy Traders—0.1%
NRG Energy, Inc. 7.375%, 01/15/17	685,000	709,831

Media—0.2%
Clear Channel Communications, Inc. 11.000%, 08/01/16 (e)	1,460,000	744,600
9.000%, 03/01/21	349,000	260,878

		1,005,478

Real Estate Management & Development—0.1%
Realogy Corp. 7.875%, 02/15/19 (144A) (a)	560,000	422,800

Total Domestic Bonds & Debt Securities (Cost $7,266,389)		6,385,776

Foreign Bonds & Debt Securities—0.4%

Oil, Gas & Consumable Fuels—0.4%
OPTI Canada, Inc. 9.000%, 12/15/12 (144A)	994,000	1,013,880
9.750%, 08/15/13 (144A) (a)	1,449,000	1,477,980

Total Foreign Bonds & Debt Securities (Cost $2,443,259)		2,491,860

Rights—0.0%
Security Description	Shares/Par Amount	Value

Pharmaceuticals—0.0%
Sanofi expires 12/31/20*	90,671	$96,111

Total Rights (Cost $201,290)

Short-Term Investments—20.1%

Discount Notes—0.7%
Federal Home Loan Bank 0.001%, 10/03/11 (f)	$4,300,000	4,300,000

Mutual Funds—11.3%
State Street Navigator Securities Lending Prime Portfolio (g)	64,634,090	64,634,090

Repurchase Agreement—1.8%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/11 at 0.010% to be repurchased at $10,122,008 on 10/03/11, collateralized by $9,315,000 Federal National Mortgage Association at 4.125% due 04/15/14 with a value of $10,328,006.	$10,122,000	10,122,000

U.S. Treasury—6.3%
U.S. Treasury Bills 0.100%, 10/13/11 (f)	5,000,000	4,999,985
0.075%, 11/25/11 (a) (f)	3,000,000	2,999,946
0.001%, 12/22/11 (f)	3,000,000	2,999,916
0.060%, 01/05/12 (a) (f)	5,000,000	4,999,835
0.030%, 02/23/12 (a) (f)	10,000,000	9,998,910
0.018%, 03/22/12 (a) (f)	10,000,000	9,997,740

		35,996,332

Total Short-Term Investments (Cost $115,052,723)		115,052,422

Total Investments—109.7% (Cost $657,574,879#)		628,276,038
Other assets and liabilities (net)—(9.7)%		(55,757,869)

Net Assets—100.0%		$572,518,169

*	Non-income producing security.
#	As of September 30, 2011, the aggregate cost of investments for federal income tax purposes was $657,574,879. The aggregate unrealized appreciation and depreciation of investments were $32,297,497 and $(61,596,338), respectively, resulting in net unrealized depreciation of $(29,298,841) for federal income tax purposes.
(a)	All or a portion of the security was on loan. As of September 30, 2011, the market value of securities loaned was $67,301,442 and the collateral received consisted of cash in the amount of $64,634,090 and non-cash collateral with a value of $4,787,132. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Security was valued in good faith under procedures approved by the Board of Trustees.

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Schedule of Investments as of September 30, 2011 (Unaudited)

(c)	Variable or floating rate security. The stated rate represents the rate at September 30, 2011. Maturity date shown for callable securities reflects the earliest possible call date.
(d)	This Senior Loan will settle after September 30, 2011, at which time the interest rate will be determined.
(e)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(f)	Zero coupon bond - Interest rate represents current yield to maturity.
(g)	Represents investment of cash collateral received from securities lending transactions.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2011, the market value of 144A securities was $7,534,362, which is 1.3% of net assets.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

Countries Diversification as of September 30, 2011 (Unaudited)

Top Ten Countries	% of Net Assets
United States	63.2
United Kingdom	10.6
Switzerland	5.2
Germany	3.6
France	2.0
Bermuda	1.4
Denmark	0.9
Israel	0.6
Australia	0.5
Canada	0.4

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts to buy:

Settlement Date	Counterparty	Contracts to Buy		Value at September 30, 2011	In Exchange for U.S.$	Unrealized Appreciation/ (Depreciation)
02/10/2012	Bank of America N.A.	232,992	CHF	$258,199	$258,062	$137
02/10/2012	Barclays Bank plc	466,480	CHF	516,949	516,161	788
02/10/2012	Barclays Bank plc	302,579	CHF	335,315	338,902	(3,587)
02/10/2012	Barclays Bank plc	296,255	CHF	328,307	331,913	(3,606)
02/10/2012	Deutsche Bank AG	190,000	CHF	210,556	252,599	(42,043)
02/10/2012	Deutsche Bank AG	1,309,896	CHF	1,451,614	1,778,034	(326,420)
02/10/2012	Deutsche Bank AG	130,000	CHF	144,065	173,149	(29,084)
02/10/2012	Deutsche Bank AG	2,070,000	CHF	2,293,955	2,356,692	(62,737)
02/10/2012	Deutsche Bank AG	176,522	CHF	195,620	200,799	(5,179)
02/10/2012	Deutsche Bank AG	129,230	CHF	143,211	145,269	(2,058)
02/10/2012	State Street Bank & Trust	268,000	CHF	296,995	362,201	(65,206)
02/10/2012	State Street Bank & Trust	68,810	CHF	76,255	76,754	(499)
03/15/2012	Bank of America N.A.	247,591	EUR	332,896	337,445	(4,549)
03/15/2012	Deutsche Bank AG	383,939	EUR	516,220	523,397	(7,177)
03/15/2012	Deutsche Bank AG	1,062,600	EUR	1,428,706	1,429,552	(846)
03/15/2012	State Street Bank & Trust	234,323	EUR	315,056	315,713	(657)
11/18/2011	Bank of America N.A.	222,353	GBP	347,231	365,238	(18,007)
11/18/2011	Bank of America N.A.	120,005	GBP	187,402	197,408	(10,006)
11/18/2011	Bank of America N.A.	176,800	GBP	276,094	279,081	(2,987)
11/18/2011	Barclays Bank plc	410,578	GBP	641,166	647,995	(6,829)
11/18/2011	Barclays Bank plc	533,968	GBP	833,854	835,872	(2,018)
11/18/2011	Deutsche Bank AG	950,995	GBP	1,485,089	1,566,935	(81,846)
11/18/2011	State Street Bank & Trust	351,864	GBP	549,476	555,462	(5,986)
10/20/2011	Bank of America N.A.	11,438,424	JPY	148,506	139,269	9,237
10/20/2011	Bank of America N.A.	11,629,629	JPY	150,989	141,946	9,043
10/20/2011	Bank of America N.A.	10,448,581	JPY	135,655	130,439	5,216
10/20/2011	Barclays Bank plc	8,497,858	JPY	110,329	105,966	4,363
10/20/2011	Barclays Bank plc	10,811,319	JPY	140,365	134,164	6,201
10/20/2011	Barclays Bank plc	21,730,715	JPY	282,132	270,587	11,545
10/20/2011	Barclays Bank plc	6,629,714	JPY	86,074	84,065	2,009
10/20/2011	Barclays Bank plc	10,140,000	JPY	131,648	131,617	31
10/20/2011	Deutsche Bank AG	176,994,300	JPY	2,297,936	2,145,958	151,978
10/20/2011	Deutsche Bank AG	9,092,881	JPY	118,054	112,252	5,802
10/20/2011	Deutsche Bank AG	3,300,000	JPY	42,844	40,467	2,377
10/20/2011	Deutsche Bank AG	6,932,810	JPY	90,009	85,694	4,315
10/20/2011	Deutsche Bank AG	6,872,299	JPY	89,224	85,612	3,612
10/20/2011	Deutsche Bank AG	15,340,000	JPY	199,161	190,965	8,196
10/20/2011	Deutsche Bank AG	9,878,500	JPY	128,253	122,216	6,037

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Schedule of Investments as of September 30, 2011 (Unaudited)

Forward Foreign Currency Exchange Contracts (Continued)

Settlement Date	Counterparty	Contracts to Buy		Value at September 30, 2011	In Exchange for U.S.$	Unrealized Appreciation/ (Depreciation)
10/20/2011	Deutsche Bank AG	7,200,000	JPY	$93,478	$89,087	$4,391
10/20/2011	Deutsche Bank AG	7,941,000	JPY	103,099	101,350	1,749
10/20/2011	Deutsche Bank AG	7,816,010	JPY	101,476	100,224	1,252
10/20/2011	Deutsche Bank AG	7,478,000	JPY	97,088	97,519	(431)
10/20/2011	HSBC Bank plc	7,889,880	JPY	102,435	99,878	2,557
10/20/2011	HSBC Bank plc	7,355,345	JPY	95,495	95,935	(440)
10/20/2011	HSBC Bank plc	2,908,135	JPY	37,757	37,713	44
10/20/2011	State Street Bank & Trust	9,800,000	JPY	127,234	121,258	5,976
12/19/2011	Bank of America N.A.	616,974	NOK	105,309	112,289	(6,980)
12/19/2011	Bank of America N.A.	2,428,350	NOK	414,488	431,155	(16,667)
12/19/2011	Bank of America N.A.	964,060	NOK	164,553	168,213	(3,660)
12/19/2011	Bank of America N.A.	285,412	NOK	48,716	48,540	176
12/19/2011	Deutsche Bank AG	454,200	NOK	77,526	80,020	(2,494)

Net Unrealized Depreciation						$(464,967)

Forward foreign currency exchange contracts to sell:

Settlement Date	Counterparty	Contracts to Deliver		Value at September 30, 2011	In Exchange for U.S.$	Unrealized Appreciation/ (Depreciation)
12/21/2011	Bank of America N.A.	496,400	AUD	$479,231	$526,869	$47,638
12/21/2011	Bank of America N.A.	67,500	AUD	65,166	68,840	3,674
12/21/2011	Barclays Bank plc	48,155	AUD	46,489	50,874	4,385
02/23/2012	Bank of America N.A.	2,226,588	AUD	2,135,591	2,277,800	142,209
02/23/2012	Barclays Bank plc	135,480	AUD	129,943	130,749	806
02/23/2012	Deutsche Bank AG	54,520	AUD	52,292	52,617	325
02/10/2012	Bank of America N.A.	233,723	CHF	259,010	301,112	42,102
02/10/2012	Barclays Bank plc	4,569,814	CHF	5,064,225	6,027,983	963,758
02/10/2012	Barclays Bank plc	52,128	CHF	57,768	65,291	7,523
02/10/2012	Barclays Bank plc	207,129	CHF	229,538	261,163	31,625
02/10/2012	Deutsche Bank AG	4,719,186	CHF	5,229,758	6,212,643	982,885
02/10/2012	Deutsche Bank AG	243,105	CHF	269,406	298,474	29,068
02/10/2012	Deutsche Bank AG	104,615	CHF	115,934	130,582	14,648
03/15/2012	Bank of America N.A.	22,894,952	EUR	30,783,121	31,320,294	537,173
03/15/2012	Barclays Bank plc	311,561	EUR	418,905	431,895	12,990
03/15/2012	Deutsche Bank AG	311,561	EUR	418,905	431,776	12,871
03/15/2012	State Street Bank & Trust	473,580	EUR	636,746	647,270	10,524
11/18/2011	Bank of America N.A.	7,930,741	GBP	12,384,777	12,819,567	434,790
11/18/2011	Bank of America N.A.	7,930,741	GBP	12,384,777	12,858,428	473,651
11/18/2011	Bank of America N.A.	182,556	GBP	285,082	298,743	13,661
11/18/2011	Bank of America N.A.	300,000	GBP	468,485	474,000	5,515
11/18/2011	Barclays Bank plc	7,930,741	GBP	12,384,777	12,831,939	447,162
11/18/2011	Barclays Bank plc	96,601	GBP	150,854	155,035	4,181
11/18/2011	Deutsche Bank AG	580,000	GBP	905,738	952,517	46,779
11/18/2011	HSBC Bank plc	925,760	GBP	1,445,682	1,486,678	40,996
11/18/2011	HSBC Bank plc	172,005	GBP	268,605	268,912	307
11/18/2011	State Street Bank & Trust	2,908,871	GBP	4,542,540	4,705,098	162,558
11/18/2011	State Street Bank & Trust	190,924	GBP	298,150	298,897	747
10/20/2011	Bank of America N.A.	215,284,324	JPY	2,795,059	2,612,674	(182,385)
10/20/2011	Bank of America N.A.	45,000,000	JPY	584,239	546,886	(37,353)
10/20/2011	Barclays Bank plc	16,607,200	JPY	215,613	200,000	(15,613)
10/20/2011	Deutsche Bank AG	33,210,820	JPY	431,179	400,000	(31,179)
10/20/2011	Deutsche Bank AG	24,685,800	JPY	320,498	300,000	(20,498)
10/20/2011	Deutsche Bank AG	6,600,000	JPY	85,688	85,334	(354)
10/20/2011	HSBC Bank plc	16,601,400	JPY	215,538	200,000	(15,538)
10/20/2011	HSBC Bank plc	12,328,500	JPY	160,062	150,000	(10,062)
10/20/2011	HSBC Bank plc	5,000,000	JPY	64,916	60,736	(4,180)
10/20/2011	HSBC Bank plc	61,300,000	JPY	795,864	750,223	(45,641)
10/20/2011	HSBC Bank plc	6,284,632	JPY	81,594	81,983	389
12/19/2011	State Street Bank & Trust	10,603,038	NOK	1,809,801	1,962,308	152,507

Net Unrealized Appreciation						$4,264,644

MIST-166

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Met/Franklin Mutual Shares Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Forward Foreign Currency Exchange Contracts (Continued)

AUD—	Australian Dollar
CHF—	Swiss Franc
EUR—	Euro
GBP—	British Pound
JPY—	Japanese Yen
NOK—	Norwegian Krone

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Met/Franklin Mutual Shares Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the period ended September 30, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2011:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$9,617,496	$—	$—	$9,617,496
Air Freight & Logistics	—	1,658,773	—	1,658,773
Automobiles	3,866,125	2,623,275	—	6,489,400
Beverages	13,877,773	10,617,048	—	24,494,821
Biotechnology	11,150,491	—	—	11,150,491
Building Products	3,498,480	—	—	3,498,480
Capital Markets	4,252,797	3,003,915	—	7,256,712
Chemicals	—	5,364,648	—	5,364,648
Commercial Banks	13,447,218	1,457,008	—	14,904,226
Communications Equipment	9,104,572	—	—	9,104,572
Diversified Financial Services	7,430,995	2,847,595	—	10,278,590
Diversified Telecommunication Services	—	1,133,343	—	1,133,343
Electric Utilities	10,011,384	5,139,872	—	15,151,256
Electronic Equipment, Instruments & Components	4,504,285	—	—	4,504,285
Energy Equipment & Services	8,392,941	—	—	8,392,941
Food & Staples Retailing	27,346,777	—	—	27,346,777
Food Products	18,255,006	6,032,416	—	24,287,422
Health Care Equipment & Supplies	11,637,414	—	—	11,637,414
Health Care Providers & Services	13,105,242	—	—	13,105,242
Household Durables	1,568,530	—	—	1,568,530
Independent Power Producers & Energy Traders	4,948,442	—	—	4,948,442
Industrial Conglomerates	—	1,081,931	—	1,081,931
Insurance	24,103,491	3,218,013	—	27,321,504
Internet Software & Services	3,230,306	—	—	3,230,306
Leisure Equipment & Products	4,155,138	—	—	4,155,138
Machinery	4,743,733	—	—	4,743,733
Marine	—	5,329,945	—	5,329,945
Media	26,545,818	4,764,272	—	31,310,090
Metals & Mining	—	4,515,890	—	4,515,890
Multi-Utilities	—	3,711,063	—	3,711,063
Office Electronics	7,559,272	—	—	7,559,272
Oil, Gas & Consumable Fuels	34,374,998	2,794,025	1	37,169,024
Paper & Forest Products	9,136,755	—	—	9,136,755
Pharmaceuticals	37,700,374	—	—	37,700,374
Real Estate Investment Trusts	5,200,522	—	—	5,200,522
Real Estate Management & Development	564,658	—	2,895,828	3,460,486
Semiconductors & Semiconductor Equipment	1,795,217	—	—	1,795,217
Software	16,504,641	1,956,580	—	18,461,221
Tobacco	25,138,212	27,711,520	—	52,849,732

MIST-168

Met Investors Series Trust

Met/Franklin Mutual Shares Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

FAIR VALUE HIERARCHY—(Continued)

Description	Level 1	Level 2	Level 3	Total
Wireless Telecommunication Services	$—	$10,561,602	$—	$10,561,602
Total Common Stocks	376,769,103	105,522,734	2,895,829	485,187,666
Total Loan Participation*	—	19,062,203	—	19,062,203
Total Domestic Bonds & Debt Securities*	—	6,385,776	—	6,385,776
Total Foreign Bonds & Debt Securities*	—	2,491,860	—	2,491,860
Total Rights*	96,111	—	—	96,111
Short-Term Investments
Discount Notes	—	4,300,000	—	4,300,000
Mutual Funds	64,634,090	—	—	64,634,090
Repurchase Agreement	—	10,122,000	—	10,122,000
U.S. Treasury	—	35,996,332	—	35,996,332
Total Short-Term Investments	64,634,090	50,418,332	—	115,052,422
Total Investments	$441,499,304	$183,880,905	$2,895,829	$628,276,038

Forward Contracts**
Forward Foreign Currency Exchange Contracts to Buy Appreciation	$—	$247,032	$—	$247,032
Forward Foreign Currency Exchange Contracts to Buy (Depreciation)	—	(711,999)	—	(711,999)
Forward Foreign Currency Exchange Contracts to Sell Appreciation	—	4,627,447	—	4,627,447
Forward Foreign Currency Exchange Contracts to Sell (Depreciation)	—	(362,803)	—	(362,803)
Total Forward Contracts	$—	$3,799,677	$—	$3,799,677

*	See Schedule of Investments for additional detailed categorizations.
**	Derivative instruments such as forwards, futures contracts and swap contracts are valued on the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2010	Change in Unrealized Depreciation	Balance as of September 30, 2011	Change in Unrealized Appreciation/ (Depreciation) for Investments Still Held at September 30, 2011
Common Stocks
Oil, Gas & Consumable Fuels	$1	$—	$1	$—
Real Estate Management & Development	3,327,204	(431,376)	2,895,828	(431,376)

Total	$3,327,205	$(431,376)	$2,895,829	$(431,376)

MIST-169

Met Investors Series Trust

Met/Franklin Templeton Founding Strategy Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
Met/Franklin Income Portfolio (Class A) (a)	30,216,641	$286,755,927
Met/Franklin Mutual Shares Portfolio (Class A) (a)	36,632,179	269,612,840
Met/Templeton Growth Portfolio (Class A) (a)	31,693,212	253,228,759

Total Mutual Funds (Cost $794,620,163)		809,597,526

Total Investments—100.0% (Cost $794,620,163#)		809,597,526
Other assets and liabilities (net)—0.0%		(254,721)

Net Assets—100.0%		$809,342,805

#	As of September 30, 2011, the aggregate cost of investments for federal income tax purposes was $794,620,163. The aggregate unrealized appreciation and depreciation of investments were $21,224,292 and $(6,246,929), respectively, resulting in net unrealized appreciation of $14,977,363 for federal income tax purposes.
(a)	A Portfolio of Met Investors Series Trust.

MIST-170

Met Investors Series Trust

Met/Franklin Templeton Founding Strategy Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Transactions of Affiliated Issuers

The Portfolio does not invest in the Underlying Portfolios for the purpose of exercising management or control; however, investments by the Portfolio within its principal investment strategies may represent a significant portion of the Underlying Portfolio’s net assets. Transactions in the Underlying Portfolios for the period ended September 30, 2011 were as follows:

Underlying Portfolio (Class A)	Number of Shares Held at December 31, 2010	Shares Purchased	Shares Sold	Number of Shares Held at September 30, 2011
Met/Franklin Income Portfolio*	26,827,002	4,547,090	(1,157,451)	30,216,641
Met/Franklin Mutual Shares Portfolio*	31,252,535	6,683,548	(1,303,904)	36,632,179
Met/Templeton Growth Portfolio*	30,291,990	3,014,059	(1,612,837)	31,693,212

*	The Portfolio had ownership of at least 25% of the outstanding voting securities of the Underlying Portfolio as of September 30, 2011. Once filed, the most recent Annual Report of the Underlying Portfolio will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

Underlying Portfolio (Class A)	Net Realized Gain/(Loss) on Sales of Underlying Portfolios	Capital Gain Distributions from Underlying Portfolios	Dividend Income from Underlying Portfolios	Ending Value as of September 30, 2011
Met/Franklin Income Portfolio	$953,513	$8,786,210	$14,610,496	$286,755,927
Met/Franklin Mutual Shares Portfolio	(781,860)	16,304,439	8,698,119	269,612,840
Met/Templeton Growth Portfolio	593,471	—	4,411,526	253,228,759

	$765,124	$25,090,649	$27,720,141	$809,597,526

MIST-171

Met Investors Series Trust

Met/Franklin Templeton Founding Strategy Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the period ended September 30, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2011:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$809,597,526	$—	$—	$809,597,526
Total Investments	$809,597,526	$—	$—	$809,597,526

MIST-172

Met Investors Series Trust

Met/Templeton Growth Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stocks—97.4% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.4%
BAE Systems plc	377,978	$1,561,189

Air Freight & Logistics—2.2%
Deutsche Post AG	124,165	1,593,015
FedEx Corp.	39,840	2,696,371
United Parcel Service, Inc. - Class B	80,500	5,083,575

		9,372,961

Airlines—1.9%
Deutsche Lufthansa AG	297,205	3,848,682
International Consolidated Airlines Group S.A.*	1,820,323	4,306,408

		8,155,090

Auto Components—0.6%
Cie Generale des Etablissements Michelin - Class B	41,470	2,486,044

Automobiles—2.0%
Mazda Motor Corp.* (a)	1,120,000	2,257,354
Nissan Motor Co., Ltd. (a)	262,700	2,324,259
Toyota Motor Corp.	115,900	3,966,605

		8,548,218

Biotechnology—2.2%
Amgen, Inc.	172,940	9,503,053

Capital Markets—3.3%
Bank of New York Mellon Corp.	48,290	897,711
Credit Suisse Group AG*	156,817	4,075,568
Morgan Stanley	250,400	3,380,400
Nomura Holdings, Inc. (a)	574,300	2,095,142
UBS AG*	295,382	3,367,614

		13,816,435

Chemicals—0.7%
Akzo Nobel N.V.	64,500	2,862,368

Commercial Banks—5.7%
BNP Paribas S.A.	18,020	716,016
Credit Agricole S.A.	461,520	3,184,802
Danske Bank A.S.*	133,790	1,882,538
DBS Group Holdings, Ltd.	342,500	3,086,243
HSBC Holdings plc	413,514	3,173,801
ICICI Bank, Ltd. (ADR) (a)	68,980	2,394,986
Intesa Sanpaolo	2,076,616	3,257,208
KB Financial Group, Inc.	105,854	3,457,143
UniCredit S.p.A.	2,889,576	3,086,827

		24,239,564

Commercial Services & Supplies—0.4%
Rentokil Initial plc*	1,600,527	1,774,710

Communications Equipment—2.5%
Brocade Communications Systems, Inc.*	422,540	1,825,373
Cisco Systems, Inc.	397,910	6,163,626
Telefonaktiebolaget LM Ericsson - Class B	259,204	2,498,267

		10,487,266

Security Description	Shares	Value

Computers & Peripherals—1.3%
Dell, Inc.*	176,240	$2,493,796
Seagate Technology plc (a)	281,910	2,898,035

		5,391,831

Construction & Engineering—0.1%
Carillion plc	95,620	494,267

Construction Materials—1.4%
CRH plc	385,454	5,967,991

Consumer Finance—1.1%
American Express Co.	102,660	4,609,434

Diversified Financial Services—2.7%
Bank of America Corp.	199,380	1,220,205
Citigroup, Inc.	138,001	3,535,586
ING Groep N.V.*	666,282	4,707,325
JPMorgan Chase & Co.	70,500	2,123,460

		11,586,576

Diversified Telecommunication Services—5.4%
China Telecom Corp., Ltd. (ADR)	30,950	1,915,495
France Telecom S.A.	266,415	4,385,402
Singapore Telecommunications, Ltd. (a)	2,094,000	5,081,796
Singapore Telecommunications, Ltd.	464,000	1,126,700
Telefonica S.A.	187,548	3,609,360
Telekom Austria AG	69,211	700,923
Telenor ASA	126,466	1,960,607
Vivendi	203,044	4,161,606

		22,941,889

Electrical Equipment—1.0%
Alstom S.A.	122,604	4,071,415

Electronic Equipment, Instruments & Components—1.1%
Flextronics International, Ltd.*	314,210	1,769,002
TE Connectivity, Ltd.	97,790	2,751,811

		4,520,813

Energy Equipment & Services—2.2%
Baker Hughes, Inc.	64,990	2,999,938
Halliburton Co.	59,000	1,800,680
Noble Corp.*	100,790	2,958,187
SBM Offshore N.V.	78,600	1,368,254

		9,127,059

Food & Staples Retailing—2.2%
CVS Caremark Corp.	150,168	5,042,641
Tesco plc	724,717	4,237,152

		9,279,793

Food Products—0.2%
Nestle S.A.	11,781	648,607
Unilever N.V.	10,102	321,201

		969,808

MIST-173

Met Investors Series Trust

Met/Templeton Growth Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Health Care Equipment & Supplies—1.1%
Medtronic, Inc.	144,490	$4,802,848

Health Care Providers & Services—0.5%
Quest Diagnostics, Inc. (a)	44,740	2,208,366

Household Durables—0.4%
Persimmon plc	248,267	1,757,026

Industrial Conglomerates—3.5%
Citic Pacific, Ltd.	222,000	307,264
General Electric Co.	300,550	4,580,382
Koninklijke Philips Electronics N.V.	275,053	4,942,564
Siemens AG	52,593	4,769,629

		14,599,839

Insurance—5.6%
ACE, Ltd.	46,270	2,803,962
AIA Group, Ltd.	831,200	2,364,135
Aviva plc	868,048	4,109,273
AXA S.A.	226,213	2,948,465
Muenchener Rueckversicherungs-Gesellschaft AG	29,261	3,640,990
Progressive Corp. (The)	5,340	94,838
RenaissanceRe Holdings, Ltd. (a)	40,240	2,567,312
Swiss Re, Ltd.*	97,008	4,521,935
Torchmark Corp. (a)	12,795	446,034

		23,496,944

IT Services—0.2%
Cap Gemini S.A.	19,520	653,005
SAIC, Inc.* (a)	19,200	226,752

		879,757

Life Sciences Tools & Services—0.4%
Lonza Group AG*	29,600	1,779,510

Machinery—0.2%
GEA Group AG	23,610	553,778
Navistar International Corp.* (a)	3,700	118,844

		672,622

Media—7.3%
Comcast Corp. - Special Class A	448,650	9,282,568
News Corp. - Class A	509,170	7,876,860
Reed Elsevier N.V.	129,357	1,419,989
Time Warner Cable, Inc.	75,856	4,753,896
Time Warner, Inc.	65,296	1,956,921
Viacom, Inc. - Class B	78,100	3,025,594
Walt Disney Co. (The)	86,200	2,599,792

		30,915,620

Metals & Mining—0.5%
POSCO	1,560	479,625
Vale S.A. (ADR)	85,020	1,785,420

		2,265,045

Multiline Retail—0.7%
Marks & Spencer Group plc	178,900	871,318

Security Description	Shares	Value

Multiline Retail—(Continued)
Target Corp.	44,510	$2,182,771

		3,054,089

Office Electronics—0.4%
Konica Minolta Holdings, Inc. (a)	220,500	1,512,336

Oil, Gas & Consumable Fuels—8.5%
BP plc	868,351	5,217,970
Chevron Corp.	51,510	4,765,705
Eni S.p.A.	161,044	2,840,490
Gazprom (ADR)	367,460	3,509,586
Petroleo Brasileiro S.A. (ADR)	69,570	1,441,491
Repsol YPF S.A.	23,945	633,326
Royal Dutch Shell plc - A Shares	2,811	87,346
Royal Dutch Shell plc - B Shares	234,158	7,286,419
Statoil ASA	161,837	3,477,524
Talisman Energy, Inc.	70,500	873,956
Total S.A.	128,704	5,696,457

		35,830,270

Paper & Forest Products—0.1%
Svenska Cellulosa AB - Class B	24,517	299,849

Pharmaceuticals—10.5%
Abbott Laboratories	25,190	1,288,217
Bristol-Myers Squibb Co.	7,400	232,212
GlaxoSmithKline plc	399,319	8,259,859
Merck & Co., Inc.	162,440	5,313,413
Merck KGaA	32,206	2,645,402
Novartis AG	35,767	1,999,228
Pfizer, Inc.	502,590	8,885,791
Roche Holding AG	41,425	6,674,834
Sanofi	140,155	9,237,817

		44,536,773

Professional Services—1.3%
Adecco S.A.*	23,468	921,671
Hays plc	583,173	626,909
Randstad Holding N.V.	116,545	3,732,058

		5,280,638

Real Estate Management & Development—0.5%
Cheung Kong Holdings, Ltd.	96,000	1,028,122
Swire Pacific, Ltd. - Class A	116,000	1,199,008

		2,227,130

Semiconductors & Semiconductor Equipment—2.1%
Samsung Electronics Co., Ltd.	7,201	5,044,395
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	323,289	3,695,194

		8,739,589

Software—5.9%
Check Point Software Technologies, Ltd.* (a)	34,030	1,795,423
Microsoft Corp.	344,250	8,568,382
Nintendo Co., Ltd. (a)	23,538	3,432,509
Oracle Corp.	208,340	5,987,691

MIST-174

Met Investors Series Trust

Met/Templeton Growth Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/Par Amount	Value

Software—(Continued)
SAP AG	99,995	$5,116,862

		24,900,867

Specialty Retail—2.0%
Home Depot, Inc. (The)	66,800	2,195,716
Kingfisher plc	1,245,702	4,783,864
USS Co., Ltd. (a)	15,990	1,361,702

		8,341,282

Trading Companies & Distributors—0.9%
ITOCHU Corp. (a)	175,100	1,674,354
Wolseley plc	85,255	2,126,215

		3,800,569

Wireless Telecommunication Services—4.2%
China Mobile, Ltd.	142,500	1,391,198
Sprint Nextel Corp.*	1,298,100	3,946,224
Turkcell Iletisim Hizmetleri A.S. (ADR)*	292,840	3,303,235
Vodafone Group plc	3,509,496	9,079,581

		17,720,238

Total Common Stocks (Cost $466,619,148)		411,388,981

Short-Term Investments—8.8%

Mutual Funds—6.5%
State Street Navigator Securities Lending Prime Portfolio (b)	27,507,960	27,507,960

Repurchase Agreement—2.3%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/11 at 0.010% to be repurchased at $9,440,008 on 10/03/11, collateralized by $8,980,000 Federal Home Loan Bank at 4.183% due 06/27/18 with a value of $9,631,050.	$9,440,000	9,440,000

Total Short-Term Investments (Cost $36,947,960)		36,947,960

Total Investments—106.2% (Cost $503,567,108#)		448,336,941
Other assets and liabilities (net)—(6.2)%		(25,993,023)

Net Assets—100.0%		$422,343,918

*	Non-income producing security.
#	As of September 30, 2011, the aggregate cost of investments for federal income tax purposes was $503,567,108. The aggregate unrealized appreciation and depreciation of investments were $19,101,398 and $(74,331,565), respectively, resulting in net unrealized depreciation of $(55,230,167) for federal income tax purposes.
(a)	All or a portion of the security was on loan. As of September 30, 2011, the market value of securities loaned was $27,953,050 and the collateral received consisted of cash in the amount of $27,507,960 and non-cash collateral with a value of $2,069,251. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Represents investment of cash collateral received from securities lending transactions.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

Countries Diversification as of September 30, 2011 (Unaudited)

Top Ten Countries	% of Net Assets
United States	32.8
United Kingdom	12.6
France	8.9
Switzerland	7.7
Germany	5.2
Netherland	4.6
Japan	4.4
Singapore	2.6
Italy	2.2
South Korea	2.1

MIST-175

Met Investors Series Trust

Met/Templeton Growth Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the period ended September 30, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2011:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$—	$1,561,189	$—	$1,561,189
Air Freight & Logistics	7,779,946	1,593,015	—	9,372,961
Airlines	—	8,155,090	—	8,155,090
Auto Components	—	2,486,044	—	2,486,044
Automobiles	—	8,548,218	—	8,548,218
Biotechnology	9,503,053	—	—	9,503,053
Capital Markets	4,278,111	9,538,324	—	13,816,435
Chemicals	—	2,862,368	—	2,862,368
Commercial Banks	2,394,986	21,844,578	—	24,239,564
Commercial Services & Supplies	—	1,774,710	—	1,774,710
Communications Equipment	7,988,999	2,498,267	—	10,487,266
Computers & Peripherals	5,391,831	—	—	5,391,831
Construction & Engineering	—	494,267	—	494,267
Construction Materials	—	5,967,991	—	5,967,991
Consumer Finance	4,609,434	—	—	4,609,434
Diversified Financial Services	6,879,251	4,707,325	—	11,586,576
Diversified Telecommunication Services	1,915,495	21,026,394	—	22,941,889
Electrical Equipment	—	4,071,415	—	4,071,415
Electronic Equipment, Instruments & Components	4,520,813	—	—	4,520,813
Energy Equipment & Services	7,758,805	1,368,254	—	9,127,059
Food & Staples Retailing	5,756,933	3,522,860	—	9,279,793
Food Products	—	969,808	—	969,808
Health Care Equipment & Supplies	4,802,848	—	—	4,802,848
Health Care Providers & Services	2,208,366	—	—	2,208,366
Household Durables	—	1,757,026	—	1,757,026
Industrial Conglomerates	4,580,382	10,019,457	—	14,599,839
Insurance	5,912,146	17,584,798	—	23,496,944
IT Services	226,752	653,005	—	879,757
Life Sciences Tools & Services	—	1,779,510	—	1,779,510
Machinery	118,844	553,778	—	672,622
Media	29,495,631	1,419,989	—	30,915,620
Metals & Mining	1,785,420	479,625	—	2,265,045
Multiline Retail	2,182,771	871,318	—	3,054,089
Office Electronics	—	1,512,336	—	1,512,336
Oil, Gas & Consumable Fuels	10,378,385	25,451,885	—	35,830,270
Paper & Forest Products	—	299,849	—	299,849
Pharmaceuticals	15,719,633	28,817,140	—	44,536,773
Professional Services	—	5,280,638	—	5,280,638
Real Estate Management & Development	—	2,227,130	—	2,227,130
Semiconductors & Semiconductor Equipment	3,695,194	5,044,395	—	8,739,589
Software	16,351,496	8,549,371	—	24,900,867

MIST-176

Met Investors Series Trust

Met/Templeton Growth Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

FAIR VALUE HIERARCHY—(Continued)

Description	Level 1	Level 2	Level 3	Total
Specialty Retail	$2,195,716	$6,145,566	$—	$8,341,282
Trading Companies & Distributors	—	3,800,569	—	3,800,569
Wireless Telecommunication Services	7,249,459	10,470,779	—	17,720,238
Total Common Stocks	175,680,700	235,708,281	—	411,388,981
Short-Term Investments
Mutual Funds	27,507,960	—	—	27,507,960
Repurchase Agreement	—	9,440,000	—	9,440,000
Total Short-Term Investments	27,507,960	9,440,000	—	36,947,960
Total Investments	$203,188,660	$245,148,281	$—	$448,336,941

MIST-177

Met Investors Series Trust

Met/Templeton International Bond Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Foreign Bonds & Debt Securities—91.5% of Net Assets

Security Description	Par Amount	Value

Argentina—0.5%
Argentina Bonos 0.439%, 08/03/12 (a)	$44,400,000	$5,259,180

Australia—9.6%
Australia Government Bond Series 123 5.750%, 04/15/12 (AUD)	16,770,000	16,481,898
New South Wales Treasury Corp. 5.500%, 03/01/17 (AUD)	12,800,000	13,113,192
Series 12 6.000%, 05/01/12 (AUD)	4,620,000	4,544,529
Series 813 5.500%, 08/01/13 (AUD)	11,010,000	11,000,173
Queensland Treasury Corp. 6.000%, 08/21/13 (AUD)	12,135,000	12,200,270
6.000%, 09/14/17 (AUD)	12,500,000	13,115,041
Series 13 6.000%, 08/14/13 (AUD)	6,880,000	6,943,063
Western Australia Treasury Corp. Series 12 5.500%, 07/17/12 (AUD)	4,725,000	4,648,638
Series 13 8.000%, 06/15/13 (AUD)	9,750,000	10,115,024

		92,161,828

Brazil—3.7%
Brazil Notas do Tesouro Nacional Series B 6.000%, 05/15/15 (BRL)	1,349,500	15,901,512
6.000%, 05/15/45 (BRL)	640,000	7,517,002
Series F 10.000%, 01/01/12 (BRL)	1,395,500	7,701,735
10.000%, 01/01/17 (BRL)	802,500	4,187,087

		35,307,336

Egypt—0.1%
Egypt Treasury Bill Series 364 10.259%, 11/08/11 (EGP) (b)	675,000	111,390
Series 371 9.448%, 01/17/12 (EGP) (b)	4,225,000	681,532

		792,922

Germany—0.6%
Kreditanstalt fuer Wiederaufbau Series EMTN 4.660%, 01/05/12 (NOK)	32,000,000	5,498,854

Hungary—3.4%
Hungary Government Bond Series 13/D 6.750%, 02/12/13 (HUF)	102,900,000	472,669
Series 13/E 7.500%, 10/24/13 (HUF)	77,600,000	361,316
Series 14/C 5.500%, 02/12/14 (HUF)	237,400,000	1,053,132
Series 14/D 6.750%, 08/22/14 (HUF)	680,800,000	3,096,537

Security Description	Par Amount	Value

Hungary—(Continued)
Series 15/A 8.000%, 02/12/15 (HUF)	$109,300,000	$514,027
Series 16/C 5.500%, 02/12/16 (HUF)	168,700,000	720,222
Series 17/A 6.750%, 11/24/17 (HUF)	587,400,000	2,571,781
Series 17/B 6.750%, 02/24/17 (HUF)	153,300,000	677,113
Series 19/A 6.500%, 06/24/19 (HUF)	153,000,000	639,905
Series 20/A 7.500%, 11/12/20 (HUF)	11,000,000	48,661
Series 22/A 7.000%, 06/24/22 (HUF)	95,900,000	406,487
Hungary Government International Bond 3.875%, 02/24/20 (EUR)	6,510,000	7,113,678
6.375%, 03/29/21 (c)	2,790,000	2,702,812
Hungary Treasury Bills Series 12M 5.393%, 08/22/12 (HUF) (b)	195,400,000	850,470
Republic of Hungary 5.750%, 06/11/18 (EUR)	4,650,000	5,942,869
6.250%, 01/29/20 (c)	5,305,000	5,172,375

		32,344,054

Indonesia—6.6%
Indonesia Government 12.800%, 06/15/21 (IDR)	93,010,000,000	14,934,507
10.000%, 09/15/24 (IDR)	186,070,000,000	26,136,209
10.000%, 02/15/28 (IDR)	92,960,000,000	13,172,876
Indonesia Retail Bond Series ORI7 7.950%, 08/15/13 (IDR)	40,500,000,000	4,822,020
Indonesia Treasury Bond Series FR33 12.500%, 03/15/13 (IDR)	37,300,000,000	4,669,986

		63,735,598

Iraq—0.3%
Republic of Iraq 5.800%, 01/15/28	4,200,000	3,381,000

Ireland—1.2%
Ireland Government Bond 5.000%, 04/18/13 (EUR)	981,000	1,295,466
4.000%, 01/15/14 (EUR)	1,679,000	2,145,182
4.600%, 04/18/16 (EUR)	998,000	1,243,060
4.500%, 10/18/18 (EUR)	328,000	376,996
4.400%, 06/18/19 (EUR)	634,000	719,821
5.900%, 10/18/19 (EUR)	1,460,000	1,763,074
4.500%, 04/18/20 (EUR)	242,000	271,149
5.000%, 10/18/20 (EUR)	786,000	891,741
5.400%, 03/13/25 (EUR)	2,359,000	2,658,654

		11,365,143

Israel—4.6%
Israel Government Bond Series 0312 4.000%, 03/30/12 (ILS)	34,110,000	9,338,124

MIST-178

Met Investors Series Trust

Met/Templeton International Bond Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Foreign Bonds & Debt Securities—(Continued)

Security Description	Par Amount	Value

Israel—(Continued)
Series 0313 5.000%, 03/31/13 (ILS)	$7,730,000	$2,177,755
Series 0913 3.500%, 09/30/13 (ILS)	16,622,000	4,483,549
Israel Treasury Bill - Makam Series 0112 2.261%, 01/04/12 (ILS) (b)	5,695,000	1,509,666
Series 0212 2.961%, 02/01/12 (ILS) (b)	8,355,000	2,208,997
Series 0252 3.126%, 02/29/12 (ILS) (b)	3,255,000	858,772
Series 0412 3.109%, 04/04/12 (ILS) (b)	43,360,000	11,409,030
Series 0512 3.148%, 05/02/12 (ILS) (b)	22,840,000	5,998,476
Series 1011 2.263%, 10/05/11 (ILS) (b)	20,638,000	5,505,560
Series 1111 2.218%, 11/02/11 (ILS) (b)	2,275,000	605,987
Series 1211 2.212%, 12/07/11 (ILS) (b)	1,900,000	504,501

		44,600,417

Lithuania—1.6%
Republic of Lithuania 6.750%, 01/15/15 (144A)	7,480,000	7,807,250
7.375%, 02/11/20 (144A)	6,420,000	6,917,550
6.125%, 03/09/21 (144A)	930,000	907,423

		15,632,223

Malaysia—3.5%
Bank Negara Monetary Notes Series 0911 2.613%, 02/21/12 (MYR) (b)	6,590,000	2,040,813
Series 1511 2.639%, 10/20/11 (MYR) (b)	1,000,000	312,845
Series 3511 2.660%, 01/03/12 (MYR) (b)	2,000,000	621,869
Series 3811 2.662%, 11/24/11 (MYR) (b)	8,600,000	2,683,023
Series 3911 2.678%, 10/18/11 (MYR) (b)	1,640,000	513,123
Series 4011 2.663%, 03/08/12 (MYR) (b)	7,400,000	2,288,446
Series 4711 2.619%, 04/05/12 (MYR) (b)	5,890,000	1,817,903
Series 4811 2.612%, 02/16/12 (MYR) (b)	4,790,000	1,484,048
Series 5011 2.619%, 12/06/11 (MYR) (b)	4,010,000	1,249,780
Series 6111 2.774%, 04/19/12 (MYR) (b)	3,500,000	1,079,340
Malaysia Government Bond Series 0108 3.461%, 07/31/13 (MYR)	810,000	255,354
Series 0109 2.509%, 08/27/12 (MYR)	9,670,000	3,019,172

Security Description	Par Amount	Value

Malaysia—(Continued)
Series 0309 2.711%, 02/14/12 (MYR)	$12,690,000	$3,976,627
Series 0507 3.700%, 05/15/13 (MYR)	220,000	69,605
Series 0509 3.210%, 05/31/13 (MYR)	330,000	103,608
Series 3/03 3.702%, 02/25/13 (MYR)	7,394,000	2,337,525
Series 5/06 3.718%, 06/15/12 (MYR)	29,290,000	9,236,272
Malaysia Treasury Bill Series 182 2.621%, 01/20/12 (MYR) (b)	550,000	170,805
Series 364 2.600%, 07/27/12 (MYR) (b)	1,000,000	306,067

		33,566,225

Mexico—7.6%
Mexican Bonos 7.750%, 12/14/17 (MXN)	195,000,000	15,774,520
Series M 9.000%, 06/20/13 (MXN)	170,280,000	13,231,568
Series MI10 8.000%, 12/19/13 (MXN)	563,874,000	43,727,753

		72,733,841

Multi-National—1.1%
Corp. Andina De Fomento 8.125%, 06/04/19	3,700,000	4,558,696
European Investment Bank Series EMTN 5.375%, 07/16/12 (NOK)	32,000,000	5,598,527

		10,157,223

Norway—4.5%
Norway Treasury Bill 2.378%, 12/21/11 (NOK) (b)	35,040,000	5,979,681
2.469%, 03/21/12 (NOK) (b)	218,030,000	37,035,768

		43,015,449

Peru—0.2%
Peru Government Bond 7.840%, 08/12/20 (PEN)	5,663,000	2,316,867

Poland—6.3%
Poland Government Bond 5.750%, 04/25/14 (PLN)	13,000,000	4,063,537
6.250%, 10/24/15 (PLN)	45,000,000	14,260,638
Series 0112 4.234%, 01/25/12 (PLN) (b)	4,980,000	1,497,574
Series 0113 4.548%, 01/25/13 (PLN) (b)	57,205,000	16,472,009
Series 0412 4.750%, 04/25/12 (PLN)	22,955,000	7,008,589
Series 0413 5.250%, 04/25/13 (PLN)	7,225,000	2,234,340
Series 0712 4.399%, 07/25/12 (PLN) (b)	3,880,000	1,141,247

MIST-179

Met Investors Series Trust

Met/Templeton International Bond Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Foreign Bonds & Debt Securities—(Continued)

Security Description	Par Amount	Value

Poland—(Continued)
Series 0713 4.310%, 07/25/13 (PLN) (b)	$20,620,000	$5,823,296
Series 1012 4.417%, 10/25/12 (PLN) (b)	21,755,000	6,335,408
Series 1013 5.000%, 10/24/13 (PLN)	6,080,000	1,872,781

		60,709,419

Qatar—0.6%
Qatar Government International Bond 6.550%, 04/09/19 (144A)	4,550,000	5,437,250

Russia—2.5%
Russian Foreign Bond-Eurobond 7.500%, 03/31/30 (144A)	21,042,000	23,738,111

South Africa—1.5%
Republic of South Africa 4.500%, 04/05/16 (EUR)	2,000,000	2,726,784
South Africa Government International Bond
5.250%, 05/16/13 (EUR)	1,800,000	2,501,384
6.875%, 05/27/19	7,970,000	9,524,150

		14,752,318

South Korea—15.8%
Export-Import Bank of Korea 8.125%, 01/21/14	2,200,000	2,466,629
Korea Development Bank 8.000%, 01/23/14	2,200,000	2,445,150
Korea Treasury Bond 4.750%, 12/10/11 (KRW)	34,000,000,000	28,928,933
Series 1206 4.000%, 06/10/12 (KRW)	49,000,000,000	41,733,625
Series 1212 4.250%, 12/10/12 (KRW)	4,446,000,000	3,804,860
Series 1303 5.250%, 03/10/13 (KRW)	1,423,000,000	1,235,614
Series 1306 3.750%, 06/10/13 (KRW)	24,055,000,000	20,478,472
Series 1312 3.000%, 12/10/13 (KRW)	53,558,480,000	44,972,120
Republic of Korea 7.125%, 04/16/19 (c)	4,600,000	5,590,619

		151,656,022

Sri Lanka—1.6%
Sri Lanka Government Bond Series A 6.900%, 08/01/12 (LKR)	12,400,000	112,086
7.000%, 03/01/14 (LKR)	900,000	7,981
11.750%, 03/15/15 (LKR)	11,590,000	114,483
6.500%, 07/15/15 (LKR)	68,400,000	580,120
11.000%, 08/01/15 (LKR)	522,600,000	5,074,598
6.400%, 08/01/16 (LKR)	56,200,000	464,206
Series B 6.600%, 06/01/14 (LKR)	13,600,000	119,074
11.000%, 09/01/15 (LKR)	762,125,000	7,410,020
6.400%, 10/01/16 (LKR)	35,400,000	291,218

Security Description	Par Amount	Value

Sri Lanka—(Continued)
Sri Lanka Treasury Bill Series 364 6.760%, 01/27/12 (LKR) (b)	$8,200,000	$72,745
6.728%, 02/03/12 (LKR) (b)	15,070,000	133,514
6.758%, 02/10/12 (LKR) (b)	56,610,000	500,880
6.755%, 02/17/12 (LKR) (b)	13,820,000	122,114
6.734%, 07/06/12 (LKR) (b)	900,000	7,756
6.693%, 09/14/12 (LKR) (b)	15,400,000	130,715

		15,141,510

Sweden—6.6%
Kommuninvest I Sverige Series 1210 1.750%, 10/08/12 (SEK)	6,060,000	888,029
Sweden Government Bond Series 1046 5.500%, 10/08/12 (SEK)	291,780,000	44,641,200
Series 1055 1.500%, 08/30/13 (SEK)	116,280,000	17,144,299
Sweden Treasury Bill 1.998%, 12/21/11 (SEK) (b)	4,040,000	590,175

		63,263,703

Ukraine—0.8%
Financing of Infrastructural Projects State Enterprise
7.400%, 04/20/18 (144A) (c)	400,000	353,320
Ukraine Government International Bond 7.650%, 06/11/13 (144A)	320,000	309,600
4.950%, 10/13/15 (144A) (EUR)	150,000	170,172
6.250%, 06/17/16 (144A)	400,000	356,500
7.750%, 09/23/20 (144A) (c)	200,000	181,000
7.950%, 02/23/21 (144A) (c)	6,530,000	6,029,259

		7,399,851

United Arab Emirates—0.6%
Emirate of Abu Dhabi 6.750%, 04/08/19 (144A)	4,600,000	5,531,500

United Kingdom—5.2%
United Kingdom Gilt 3.250%, 12/07/11 (GBP)	8,961,000	14,068,032
5.000%, 03/07/12 (GBP)	12,139,000	19,326,681
5.250%, 06/07/12 (GBP)	10,134,000	16,332,253

		49,726,966

Venezuela—0.4%
Venezuela Government International Bond 10.750%, 09/19/13 (c)	3,985,000	3,935,187

Vietnam—0.5%
Socialist Republic of Vietnam 6.750%, 01/29/20 (144A) (c)	5,080,000	5,003,800

Total Foreign Bonds & Debt Securities (Cost $869,451,552)		878,163,797

MIST-180

Met Investors Series Trust

Met/Templeton International Bond Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Municipals—1.4%

Security Description	Shares/Par Amount	Value

California State General Obligation Unlimited, Build America Bonds
6.650%, 03/01/22	$815,000	$944,569
7.550%, 04/01/39	325,000	398,534
7.625%, 03/01/40	3,245,000	4,003,421
California State General Obligation Unlimited, Various Purposes
5.250%, 03/01/30	1,210,000	1,285,056
5.500%, 03/01/40	1,015,000	1,089,745
City of Detroit, MI General Obligation Limited, District State Aid
4.500%, 11/01/23	280,000	295,574
Illinois State General Obligation Unlimited, Taxable
4.421%, 01/01/15	2,920,000	3,046,115
Tulare, CA Sewer Revenue Bonds Build America, FSA
8.750%, 11/15/44	1,585,000	1,776,642

Total Municipals (Cost $11,426,626)		12,839,656

Short-Term Investments—7.3%

Discount Notes—0.7%
Federal Home Loan Bank 0.001%, 10/03/11 (b)	6,680,000	6,680,000

Mutual Funds—1.3%
State Street Navigator Securities Lending Prime Portfolio (d)	12,629,403	12,629,403

Repurchase Agreements—5.3%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/11 at 0.010% to be repurchased at $50,959,042 on 10/03/11 collateralized by $3,545,000 Federal Home Loan Bank at 5.250% due 06/18/14 with a value of $4,059,025; by $16,800,000 Federal National Mortgage Association at 4.125% due 04/15/14 with a value of $18,627,000; by $5,760,000 Federal National Mortgage Association at 1.125% due 06/27/14 with a value of $5,860,800; and by $22,160,000 Federal National Mortgage Association at 2.500% due 05/15/14 with a value of $23,434,200	$50,959,000	50,959,000

Total Short-Term Investments (Cost $70,268,403)		70,268,403

Total Investments—100.2% (Cost $951,146,581)		961,271,856
Other assets and liabilities (net)—(0.2)%		(1,756,462)

Net Assets—100.0%		$959,515,394

#	As of September 30, 2011, the aggregate cost of investments for federal income tax purposes was $951,146,581. The aggregate unrealized appreciation and depreciation of investments were $60,008,528 and $(49,883,253), respectively, resulting in net unrealized appreciation of $10,125,275 for federal income tax purposes.
(a)	Variable or floating rate security. The stated rate represents the rate at September 30, 2011. Maturity date shown for callable securities reflects the earliest possible call date.
(b)	Zero coupon bond - Interest rate represents current yield to maturity.
(c)	All or a portion of the security was on loan. As of September 30, 2011, the market value of securities loaned was $12,400,404 and the collateral received consisted of cash in the amount of $12,629,403. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(d)	Represents investment of cash collateral received from securities lending transactions.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2011, the market value of 144A securities was $62,742,735, which is 6.5% of net assets.
(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(EGP)—	Egyptian Pound
(EUR)—	Euro
(FSA)—	Financial Security Assurance, Inc.
(GBP)—	British Pound
(HUF)—	Hungarian Forint
(IDR)—	Indonesian Rupiah
(ILS)—	Israeli Shekel
(KRW)—	South Korean Won
(LKR)—	Sri Lanka Rupee
(MXN)—	Mexican Peso
(MYR)—	Malaysian Ringgit
(NOK)—	Norwegian Krone
(PEN)—	Peruvian Nouveau Sol
(PLN)—	Polish Zloty
(SEK)—	Swedish Krona

Top Industries as of September 30, 2011 (Unaudited)

% of Net Assets
Global Government Investment Grade	62.3
Global Government High Yield	24.0
Foreign Corporate Investment Grade	6.6

MIST-181

Met Investors Series Trust

Met/Templeton International Bond Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts to buy:

Settlement Date	Counterparty	Contracts to Buy		Value at September 30, 2011	In Exchange for U.S.$	Unrealized Appreciation/ (Depreciation)
02/08/2012	Morgan Stanley & Co., Inc.	4,007,013	AUD	$3,848,984	$3,896,219	$(47,235)
02/08/2012	UBS AG	4,005,906	AUD	3,847,921	3,884,728	(36,807)
01/04/2012	Deutsche Bank AG	11,600,000	BRL	6,152,704	6,451,613	(298,909)
01/13/2012	Morgan Stanley & Co., Inc.	864,300,000	CLP	1,642,776	1,703,222	(60,446)
02/10/2012	Deutsche Bank AG	438,900,000	CLP	832,242	891,711	(59,469)
02/13/2012	Barclays Bank plc	438,100,000	CLP	830,514	889,002	(58,488)
02/14/2012	Deutsche Bank AG	433,400,000	CLP	821,535	883,768	(62,233)
02/14/2012	Morgan Stanley & Co., Inc.	753,400,000	CLP	1,428,113	1,549,727	(121,614)
02/16/2012	Morgan Stanley & Co., Inc.	681,880,000	CLP	1,292,324	1,416,452	(124,128)
02/16/2012	Morgan Stanley & Co., Inc.	682,020,000	CLP	1,292,590	1,416,154	(123,564)
02/21/2012	Deutsche Bank AG	360,850,000	CLP	683,607	746,175	(62,568)
02/21/2012	JPMorgan Chase Bank N.A.	405,100,000	CLP	767,436	831,614	(64,178)
02/22/2012	JPMorgan Chase Bank N.A.	687,600,000	CLP	1,302,504	1,427,296	(124,792)
02/23/2012	Deutsche Bank AG	245,250,000	CLP	464,532	506,673	(42,141)
02/27/2012	Deutsche Bank AG	303,150,000	CLP	574,007	626,291	(52,284)
02/27/2012	Morgan Stanley & Co., Inc.	865,080,000	CLP	1,638,008	1,783,027	(145,019)
02/28/2012	JPMorgan Chase Bank N.A.	246,100,000	CLP	465,945	506,900	(40,955)
02/28/2012	Morgan Stanley & Co., Inc.	313,500,000	CLP	593,555	639,665	(46,110)
02/29/2012	Barclays Bank plc	769,600,000	CLP	1,456,973	1,567,733	(110,760)
02/29/2012	Deutsche Bank AG	303,150,000	CLP	573,910	626,291	(52,381)
03/01/2012	Barclays Bank plc	385,400,000	CLP	729,561	783,971	(54,410)
03/01/2012	Deutsche Bank AG	39,050,000	CLP	73,922	79,515	(5,593)
03/02/2012	Deutsche Bank AG	39,050,000	CLP	73,915	79,515	(5,600)
03/12/2012	Morgan Stanley & Co., Inc.	113,400,000	CLP	214,467	230,582	(16,115)
03/21/2012	JPMorgan Chase Bank N.A.	408,600,000	CLP	772,174	820,070	(47,896)
05/04/2012	Deutsche Bank AG	1,182,768,000	CLP	2,226,002	2,460,000	(233,998)
05/09/2012	Deutsche Bank AG	8,066,295,000	CLP	15,173,552	16,573,444	(1,399,892)
05/09/2012	JPMorgan Chase Bank N.A.	8,126,730,000	CLP	15,287,237	16,825,528	(1,538,291)
05/09/2012	JPMorgan Chase Bank N.A.	1,186,950,000	CLP	2,232,778	2,460,000	(227,222)
05/11/2012	Morgan Stanley & Co., Inc.	440,900,000	CLP	829,217	908,080	(78,863)
01/24/2012	Barclays Bank plc	343,858	GBP	536,633	544,819	(8,186)
01/24/2012	Citibank N.A.	228,975	GBP	357,344	361,842	(4,498)
01/24/2012	Deutsche Bank AG	342,887	GBP	535,118	542,763	(7,645)
01/26/2012	Deutsche Bank AG	179,999	GBP	280,905	286,405	(5,500)
01/27/2012	Barclays Bank plc	228,120	GBP	355,999	358,793	(2,794)
01/27/2012	JPMorgan Chase Bank N.A.	45,301	GBP	70,696	72,074	(1,378)
01/27/2012	Morgan Stanley & Co., Inc.	135,950	GBP	212,161	214,017	(1,856)
01/30/2012	JPMorgan Chase Bank N.A.	89,988	GBP	140,429	141,629	(1,200)
01/31/2012	Morgan Stanley & Co., Inc.	44,245	GBP	69,045	70,044	(999)
02/01/2012	Barclays Bank plc	18,383	GBP	28,687	28,984	(297)
02/01/2012	Citibank N.A.	148,153	GBP	231,193	234,344	(3,151)
02/01/2012	Morgan Stanley & Co., Inc.	170,575	GBP	266,183	268,880	(2,697)
02/14/2012	Barclays Bank plc	995,417	GBP	1,553,152	1,586,078	(32,926)
03/29/2012	Deutsche Bank AG	1,088,279	GBP	1,697,314	1,733,694	(36,380)
03/29/2012	Morgan Stanley & Co., Inc.	1,088,136	GBP	1,697,091	1,733,694	(36,603)
03/30/2012	Barclays Bank plc	2,182,889	GBP	3,404,469	3,467,388	(62,919)
04/02/2012	Credit Suisse Group AG	1,309,025	GBP	2,041,517	2,080,433	(38,916)
09/28/2012	Deutsche Bank AG	308,000,000	HUF	1,368,187	1,415,441	(47,254)
09/28/2012	Deutsche Bank AG	314,100,000	HUF	1,395,284	1,421,589	(26,305)
03/30/2012	Morgan Stanley & Co., Inc.	1,525,657	ILS	406,037	426,209	(20,172)
03/30/2012	Morgan Stanley & Co., Inc.	926,692	ILS	246,629	258,889	(12,260)
10/26/2011	Deutsche Bank AG	78,899,000	INR	1,605,770	1,698,579	(92,809)
10/26/2011	HSBC Bank plc	80,751,000	INR	1,643,463	1,741,449	(97,986)
10/27/2011	Deutsche Bank AG	166,621,000	INR	3,390,607	3,584,789	(194,182)
10/27/2011	HSBC Bank plc	120,290,000	INR	2,447,808	2,601,990	(154,182)
05/10/2012	HSBC Bank plc	1,228,565,000	INR	24,596,003	25,821,038	(1,225,035)
07/19/2012	JPMorgan Chase Bank N.A.	7,329,000	INR	146,301	157,715	(11,414)
07/19/2012	JPMorgan Chase Bank N.A.	7,329,000	INR	146,301	157,715	(11,414)

MIST-182

Met Investors Series Trust

Met/Templeton International Bond Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Settlement Date	Counterparty	Contracts to Buy		Value at September 30, 2011	In Exchange for U.S.$	Unrealized Appreciation/ (Depreciation)
08/24/2012	Deutsche Bank AG	49,984,000	INR	$996,478	$1,057,901	$(61,423)
08/24/2012	HSBC Bank plc	57,675,000	INR	1,149,805	1,221,972	(72,167)
09/06/2012	Deutsche Bank AG	35,346,000	INR	704,325	744,769	(40,444)
12/27/2011	Deutsche Bank AG	2,321,000,000	KRW	1,961,744	1,971,795	(10,051)
09/26/2012	HSBC Bank plc	2,328,000,000	KRW	1,968,464	1,971,278	(2,814)
10/12/2011	JPMorgan Chase Bank N.A.	58,458,531	MYR	18,305,141	18,636,953	(331,812)
05/11/2012	JPMorgan Chase Bank N.A.	50,424,120	MYR	15,701,032	16,660,869	(959,837)
06/06/2012	HSBC Bank plc	99,141,840	MYR	30,850,365	32,345,385	(1,495,020)
08/27/2012	HSBC Bank plc	10,421,193	MYR	3,236,757	3,484,649	(247,892)
08/27/2012	JPMorgan Chase Bank N.A.	7,165,900	MYR	2,225,684	2,396,061	(170,377)
10/03/2011	HSBC Bank plc	18,300,000	PHP	418,525	404,979	13,546
10/04/2011	Deutsche Bank AG	75,232,000	PHP	1,720,572	1,671,971	48,601
10/04/2011	HSBC Bank plc	60,346,000	PHP	1,380,126	1,339,058	41,068
10/05/2011	Deutsche Bank AG	89,947,000	PHP	2,056,986	2,008,508	48,478
10/05/2011	HSBC Bank plc	89,969,000	PHP	2,057,489	2,010,121	47,368
10/06/2011	JPMorgan Chase Bank N.A.	23,762,000	PHP	543,378	530,828	12,550
10/07/2011	Deutsche Bank AG	73,838,000	PHP	1,688,392	1,659,803	28,589
10/11/2011	Citibank N.A.	29,555,000	PHP	675,650	668,242	7,408
10/11/2011	Deutsche Bank AG	59,085,000	PHP	1,350,728	1,334,380	16,348
10/11/2011	HSBC Bank plc	59,197,000	PHP	1,353,289	1,334,799	18,490
10/11/2011	JPMorgan Chase Bank N.A.	29,478,000	PHP	673,890	665,433	8,457
10/12/2011	Deutsche Bank AG	17,593,000	PHP	402,166	399,242	2,924
10/13/2011	HSBC Bank plc	29,334,000	PHP	670,519	660,750	9,769
10/13/2011	JPMorgan Chase Bank N.A.	72,971,000	PHP	1,667,976	1,646,643	21,333
10/17/2011	JPMorgan Chase Bank N.A.	9,568,000	PHP	218,654	217,965	689
10/17/2011	JPMorgan Chase Bank N.A.	31,771,000	PHP	726,052	723,762	2,290
10/19/2011	Deutsche Bank AG	16,007,000	PHP	365,760	363,465	2,295
10/19/2011	HSBC Bank plc	58,332,000	PHP	1,332,885	1,322,062	10,823
10/21/2011	Deutsche Bank AG	63,989,000	PHP	1,461,975	1,441,713	20,262
10/21/2011	JPMorgan Chase Bank N.A.	32,130,000	PHP	734,083	724,105	9,978
10/26/2011	Deutsche Bank AG London	62,498,000	PHP	1,427,489	1,416,835	10,654
10/26/2011	HSBC Bank plc	58,332,000	PHP	1,332,335	1,320,565	11,770
10/26/2011	JPMorgan Chase Bank N.A.	31,270,000	PHP	714,224	709,038	5,186
10/27/2011	HSBC Bank plc	15,770,000	PHP	360,174	359,144	1,030
10/28/2011	Deutsche Bank AG	25,083,000	PHP	572,842	570,951	1,891
10/28/2011	Deutsche Bank AG	31,530,000	PHP	720,078	718,060	2,018
10/28/2011	HSBC Bank plc	10,510,000	PHP	240,026	239,408	618
10/31/2011	HSBC Bank plc	20,520,000	PHP	468,550	466,682	1,868
11/04/2011	Deutsche Bank AG	10,300,000	PHP	235,133	239,418	(4,285)
11/14/2011	Deutsche Bank AG	18,200,000	PHP	415,302	422,745	(7,443)
01/13/2012	JPMorgan Chase Bank N.A.	141,109,000	PHP	3,211,378	3,205,202	6,176
01/17/2012	HSBC Bank plc	22,640,000	PHP	515,138	514,744	394
01/18/2012	Deutsche Bank AG	25,275,000	PHP	575,064	567,276	7,788
01/18/2012	HSBC Bank plc	44,316,000	PHP	1,008,291	994,859	13,432
01/19/2012	Deutsche Bank AG	15,814,000	PHP	359,786	356,091	3,695
01/19/2012	JPMorgan Chase Bank N.A.	63,113,000	PHP	1,435,892	1,402,979	32,913
01/26/2012	HSBC Bank plc	58,332,000	PHP	1,326,641	1,295,403	31,238
02/03/2012	Deutsche Bank AG	59,600,000	PHP	1,354,923	1,341,104	13,819
02/03/2012	HSBC Bank plc	21,300,000	PHP	484,226	478,856	5,370
02/03/2012	HSBC Bank plc	16,800,000	PHP	381,925	377,859	4,066
02/06/2012	HSBC Bank plc	16,800,000	PHP	381,866	379,661	2,205
02/06/2012	HSBC Bank plc	15,700,000	PHP	356,863	354,802	2,061
02/07/2012	JPMorgan Chase Bank N.A.	23,000,000	PHP	522,766	518,018	4,748
05/04/2012	JPMorgan Chase Bank N.A.	210,512,040	PHP	4,769,893	4,920,000	(150,107)
05/07/2012	Deutsche Bank AG	211,958,520	PHP	4,802,582	4,920,000	(117,418)
09/24/2012	Deutsche Bank AG	62,498,000	PHP	1,408,442	1,404,607	3,835
09/28/2012	HSBC Bank plc	22,900,000	PHP	515,941	523,860	(7,919)
10/03/2012	HSBC Bank plc	18,300,000	PHP	412,174	416,904	(4,730)
10/04/2012	Deutsche Bank AG	75,232,000	PHP	1,694,357	1,727,486	(33,129)

MIST-183

Met Investors Series Trust

Met/Templeton International Bond Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Settlement Date	Counterparty	Contracts to Buy		Value at September 30, 2011	In Exchange for U.S.$	Unrealized Appreciation/ (Depreciation)
10/05/2012	Deutsche Bank AG	89,947,000	PHP	$2,041,781	$2,065,373	$(23,592)
10/09/2012	Deutsche Bank AG	73,838,000	PHP	1,675,414	1,696,450	(21,036)
10/09/2012	JPMorgan Chase Bank N.A.	23,762,000	PHP	539,169	544,750	(5,581)
10/11/2012	Deutsche Bank AG	59,085,000	PHP	1,340,386	1,357,340	(16,954)
10/11/2012	JPMorgan Chase Bank N.A.	29,478,000	PHP	668,730	675,791	(7,061)
10/12/2012	Deutsche Bank AG	17,593,000	PHP	399,068	403,047	(3,979)
10/19/2012	Deutsche Bank AG	16,007,000	PHP	362,829	366,545	(3,716)
10/22/2012	Deutsche Bank AG	63,989,000	PHP	1,449,982	1,465,621	(15,639)
02/07/2012	Deutsche Bank AG	2,353,000	SGD	1,809,823	1,842,542	(32,719)
02/07/2012	HSBC Bank plc	2,353,000	SGD	1,809,823	1,842,773	(32,950)
02/08/2012	Deutsche Bank AG	4,218,000	SGD	3,244,347	3,316,948	(72,601)
02/08/2012	Deutsche Bank AG	469,000	SGD	360,739	368,479	(7,740)
02/09/2012	Barclays Bank plc	654,403	SGD	503,353	513,717	(10,364)
02/13/2012	HSBC Bank plc	2,333,200	SGD	1,794,757	1,832,170	(37,413)
02/14/2012	HSBC Bank plc	1,679,900	SGD	1,292,242	1,319,152	(26,910)
02/17/2012	Barclays Bank plc	1,863,000	SGD	1,433,154	1,458,146	(24,992)
02/17/2012	Deutsche Bank AG	2,796,000	SGD	2,150,886	2,186,989	(36,103)
02/17/2012	HSBC Bank plc	2,796,000	SGD	2,150,886	2,187,058	(36,172)
02/24/2012	Deutsche Bank AG	3,648,000	SGD	2,806,605	2,853,857	(47,252)
02/27/2012	Deutsche Bank AG	2,274,000	SGD	1,749,592	1,783,390	(33,798)
02/29/2012	Deutsche Bank AG	2,277,000	SGD	1,751,953	1,783,476	(31,523)
03/19/2012	Deutsche Bank AG	3,051,000	SGD	2,348,158	2,391,684	(43,526)
03/19/2012	HSBC Bank plc	3,488,000	SGD	2,684,488	2,733,628	(49,140)
03/19/2012	JPMorgan Chase Bank N.A.	4,370,000	SGD	3,363,307	3,416,999	(53,692)
03/21/2012	Deutsche Bank AG	3,284,900	SGD	2,528,252	2,562,524	(34,272)
03/21/2012	HSBC Bank plc	2,625,000	SGD	2,020,355	2,050,061	(29,706)
05/04/2012	Deutsche Bank AG	3,002,184	SGD	2,312,340	2,460,000	(147,660)
05/07/2012	Morgan Stanley & Co., Inc.	3,014,189	SGD	2,321,706	2,460,000	(138,294)
07/31/2012	JPMorgan Chase Bank N.A.	12,676,300	SGD	9,777,701	10,585,637	(807,936)
08/01/2012	Morgan Stanley & Co., Inc.	10,161,130	SGD	7,837,773	8,468,526	(630,753)
08/06/2012	Credit Suisse Group AG	7,818,300	SGD	6,031,082	6,526,672	(495,590)
08/06/2012	Deutsche Bank AG	7,822,083	SGD	6,034,000	6,526,670	(492,670)

Net Unrealized Depreciation						$(14,113,080)

Forward foreign currency exchange contracts to sell:

Settlement Date	Counterparty	Contracts to Deliver		Value at September 30, 2011	In Exchange for U.S.$	Unrealized Appreciation/ (Depreciation)
10/05/2011	UBS AG	2,310,000	EUR	$3,106,694	$3,160,265	$53,571
10/06/2011	UBS AG	3,220,000	EUR	4,330,510	4,396,588	66,078
10/12/2011	UBS AG	3,217,000	EUR	4,326,276	4,476,262	149,986
10/27/2011	Deutsche Bank AG	4,106,000	EUR	5,521,182	5,719,412	198,230
10/27/2011	Deutsche Bank AG	4,112,000	EUR	5,529,250	5,727,810	198,560
10/27/2011	UBS AG	4,118,000	EUR	5,537,318	5,735,345	198,027
11/03/2011	Deutsche Bank AG	1,990,000	EUR	2,675,734	2,751,474	75,740
11/07/2011	Deutsche Bank AG	1,525,000	EUR	2,050,466	2,126,277	75,811
12/02/2011	Deutsche Bank AG	1,380,000	EUR	1,855,370	1,795,725	(59,645)
12/12/2011	Barclays Bank plc	1,340,000	EUR	1,801,576	1,770,676	(30,900)
01/05/2012	Deutsche Bank AG	15,484,300	EUR	20,818,031	20,641,346	(176,685)
01/11/2012	UBS AG	8,953,000	EUR	12,037,014	11,588,987	(448,027)
01/18/2012	Deutsche Bank AG	1,805,000	EUR	2,426,777	2,393,078	(33,699)
01/27/2012	Citibank N.A.	1,858,400	EUR	2,498,590	2,512,798	14,208
02/08/2012	Citibank N.A.	2,553,000	EUR	3,432,503	3,448,873	16,370
02/08/2012	UBS AG	1,915,000	EUR	2,574,714	2,593,772	19,058
02/09/2012	Barclays Bank plc	558,000	EUR	750,230	752,184	1,954
02/09/2012	Deutsche Bank AG	137,000	EUR	184,196	184,517	321
02/09/2012	HSBC Bank plc	419,000	EUR	563,345	563,471	126

MIST-184

Met Investors Series Trust

Met/Templeton International Bond Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Settlement Date	Counterparty	Contracts to Deliver		Value at September 30, 2011	In Exchange for U.S.$	Unrealized Appreciation/ (Depreciation)
02/10/2012	Barclays Bank plc	465,000	EUR	$625,193	$630,540	$5,347
02/13/2012	UBS AG	446,000	EUR	599,649	605,565	5,916
02/16/2012	JPMorgan Chase Bank N.A.	956,000	EUR	1,285,348	1,278,746	(6,602)
02/16/2012	UBS AG	956,000	EUR	1,285,348	1,279,291	(6,057)
02/17/2012	Deutsche Bank AG	1,022,000	EUR	1,374,087	1,371,340	(2,747)
02/21/2012	UBS AG	1,022,000	EUR	1,374,091	1,368,264	(5,827)
02/27/2012	Deutsche Bank AG	1,592,000	EUR	2,140,474	2,169,211	28,737
02/29/2012	Deutsche Bank AG	966,320	EUR	1,299,238	1,320,476	21,238
03/01/2012	Deutsche Bank AG	455,000	EUR	611,758	620,370	8,612
03/05/2012	Deutsche Bank AG	457,000	EUR	614,449	624,582	10,133
03/08/2012	HSBC Bank plc	714,000	EUR	959,994	986,748	26,754
03/08/2012	Morgan Stanley & Co., Inc.	2,023,000	EUR	2,719,984	2,798,719	78,735
03/08/2012	UBS AG	2,677,000	EUR	3,599,306	3,703,763	104,457
03/26/2012	Deutsche Bank AG	1,040,000	EUR	1,398,332	1,455,594	57,262
04/04/2012	Deutsche Bank AG	1,420,000	EUR	1,909,274	1,994,745	85,471
04/05/2012	Deutsche Bank AG	952,000	EUR	1,280,021	1,332,457	52,436
04/10/2012	Deutsche Bank AG	3,184,000	EUR	4,281,084	4,484,346	203,262
04/10/2012	HSBC Bank plc	3,821,000	EUR	5,137,569	5,368,581	231,012
04/10/2012	UBS AG	1,911,000	EUR	2,569,457	2,683,331	113,874
04/12/2012	UBS AG	3,193,000	EUR	4,293,187	4,551,861	258,674
04/16/2012	HSBC Bank plc	2,625,000	EUR	3,529,479	3,761,835	232,356
04/23/2012	Deutsche Bank AG	3,529,000	EUR	4,744,972	4,989,477	244,505
05/04/2012	Deutsche Bank AG	14,310,000	EUR	19,240,786	21,004,218	1,763,432
05/07/2012	Deutsche Bank AG	1,650,000	EUR	2,218,541	2,420,550	202,009
05/07/2012	Deutsche Bank AG	4,940,000	EUR	6,642,177	7,233,642	591,465
05/07/2012	Morgan Stanley & Co., Inc.	7,580,000	EUR	10,191,842	11,083,855	892,013
05/11/2012	Deutsche Bank AG	8,138,999	EUR	10,943,466	11,506,998	563,532
05/11/2012	UBS AG	17,552,000	EUR	23,599,920	24,861,706	1,261,786
05/18/2012	Deutsche Bank AG	469,000	EUR	630,605	657,046	26,441
05/21/2012	Deutsche Bank AG	587,000	EUR	789,265	819,593	30,328
05/21/2012	Deutsche Bank AG	98,000	EUR	131,768	137,474	5,706
05/21/2012	UBS AG	469,000	EUR	630,606	655,099	24,493
06/06/2012	Deutsche Bank AG	195,330	EUR	262,637	279,535	16,898
06/07/2012	Deutsche Bank AG	505,700	EUR	679,954	728,284	48,330
06/07/2012	UBS AG	263,000	EUR	353,625	377,510	23,885
06/11/2012	Deutsche Bank AG	152,000	EUR	204,376	220,198	15,822
06/11/2012	Deutsche Bank AG	2,880,200	EUR	3,872,664	4,152,816	280,152
06/13/2012	Deutsche Bank AG	1,280,000	EUR	1,721,065	1,836,416	115,351
06/14/2012	Deutsche Bank AG	266,000	EUR	357,659	380,077	22,418
07/16/2012	Deutsche Bank AG	776,000	EUR	1,043,385	1,087,207	43,822
07/16/2012	Morgan Stanley & Co., Inc.	3,154,000	EUR	4,240,770	4,400,224	159,454
07/16/2012	UBS AG	3,585,000	EUR	4,820,280	5,022,047	201,767
07/18/2012	Deutsche Bank AG	1,218,000	EUR	1,637,680	1,708,476	70,796
07/18/2012	Morgan Stanley & Co., Inc.	716,000	EUR	962,709	1,002,400	39,691
07/18/2012	UBS AG	3,585,000	EUR	4,820,266	5,027,066	206,800
07/19/2012	Barclays Bank plc	913,000	EUR	1,227,586	1,279,204	51,618
07/20/2012	Deutsche Bank AG	670,000	EUR	900,856	934,550	33,694
07/20/2012	Morgan Stanley & Co., Inc.	4,966,000	EUR	6,677,092	6,920,369	243,277
07/23/2012	Deutsche Bank AG	609,000	EUR	818,835	854,275	35,440
08/01/2012	Barclays Bank plc	97,460	EUR	131,039	138,120	7,081
08/02/2012	Barclays Bank plc	48,862	EUR	65,697	69,663	3,966
08/06/2012	Barclays Bank plc	1,143,798	EUR	1,537,870	1,624,879	87,009
08/06/2012	Deutsche Bank AG	772,000	EUR	1,037,977	1,085,972	47,995
08/06/2012	Deutsche Bank AG	590,600	EUR	794,079	839,207	45,128
08/08/2012	Citibank N.A.	502,668	EUR	675,850	705,721	29,871
08/08/2012	Deutsche Bank AG	826,900	EUR	1,111,789	1,163,655	51,866
08/08/2012	Deutsche Bank AG	1,711,000	EUR	2,300,484	2,407,805	107,321
08/09/2012	Citibank N.A.	146,742	EUR	197,298	206,473	9,175
08/09/2012	Deutsche Bank AG	1,351,000	EUR	1,816,452	1,914,489	98,037

MIST-185

Met Investors Series Trust

Met/Templeton International Bond Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Settlement Date	Counterparty	Contracts to Deliver		Value at September 30, 2011	In Exchange for U.S.$	Unrealized Appreciation/ (Depreciation)
08/09/2012	Deutsche Bank AG	592,000	EUR	$795,958	$837,378	$41,420
08/10/2012	Deutsche Bank AG	900,000	EUR	1,210,070	1,271,961	61,891
08/13/2012	Deutsche Bank AG	675,000	EUR	907,549	956,718	49,169
08/13/2012	Deutsche Bank AG	1,035,000	EUR	1,391,575	1,465,187	73,612
08/20/2012	Barclays Bank plc	3,901,000	EUR	5,244,908	5,591,881	346,973
08/20/2012	Barclays Bank plc	2,600,000	EUR	3,495,709	3,749,096	253,387
08/20/2012	Credit Suisse Group AG	2,600,000	EUR	3,495,709	3,734,120	238,411
08/20/2012	Deutsche Bank AG	2,600,000	EUR	3,495,709	3,728,322	232,613
08/20/2012	Morgan Stanley & Co., Inc.	1,300,000	EUR	1,747,855	1,865,305	117,450
08/22/2012	UBS AG	2,270,000	EUR	3,052,015	3,232,707	180,692
08/22/2012	UBS AG	2,271,000	EUR	3,053,359	3,234,358	180,999
08/23/2012	Barclays Bank plc	416,915	EUR	560,541	599,524	38,983
08/24/2012	Barclays Bank plc	698,541	EUR	939,186	1,002,127	62,941
08/27/2012	Barclays Bank plc	2,255,000	EUR	3,031,826	3,242,916	211,090
08/27/2012	Barclays Bank plc	449,732	EUR	604,660	648,289	43,629
08/29/2012	Deutsche Bank AG	421,287	EUR	566,415	603,114	36,699
08/31/2012	Deutsche Bank AG	19,595	EUR	26,345	28,340	1,995
09/06/2012	Deutsche Bank AG	225,000	EUR	302,506	319,235	16,729
09/10/2012	Barclays Bank plc	429,852	EUR	577,921	603,555	25,634
09/10/2012	Deutsche Bank AG	495,000	EUR	665,510	692,411	26,901
09/12/2012	Barclays Bank plc	421,332	EUR	566,464	589,022	22,558
09/13/2012	Deutsche Bank AG	225,000	EUR	302,503	307,870	5,367
09/14/2012	Barclays Bank plc	1,201,923	EUR	1,615,934	1,644,020	28,086
09/17/2012	UBS AG	1,120,359	EUR	1,506,268	1,535,676	29,408
09/19/2012	Barclays Bank plc	281,896	EUR	378,994	390,764	11,770
09/24/2012	Barclays Bank plc	685,747	EUR	921,944	932,973	11,029
09/24/2012	Deutsche Bank AG	1,923,000	EUR	2,585,355	2,626,683	41,328
09/24/2012	Deutsche Bank AG	1,384,000	EUR	1,860,702	1,892,454	31,752
09/26/2012	Deutsche Bank AG	1,538,000	EUR	2,067,740	2,080,745	13,005
09/28/2012	Credit Suisse Group AG	2,430,000	EUR	3,266,967	3,279,285	12,318
09/28/2012	Credit Suisse Group AG	1,200,000	EUR	1,613,317	1,628,400	15,083
09/28/2012	Deutsche Bank AG	3,240,000	EUR	4,355,955	4,350,931	(5,024)
09/28/2012	Deutsche Bank AG	1,200,000	EUR	1,613,317	1,631,772	18,455
09/28/2012	HSBC Bank plc	1,620,000	EUR	2,177,978	2,176,276	(1,702)
09/28/2012	Morgan Stanley & Co., Inc.	1,200,000	EUR	1,613,317	1,630,290	16,973
11/08/2011	Citibank N.A.	94,232,353	JPY	1,223,751	1,165,679	(58,072)
11/10/2011	Barclays Bank plc	92,567,000	JPY	1,202,158	1,145,206	(56,952)
11/14/2011	Barclays Bank plc	229,154,000	JPY	2,976,174	2,857,282	(118,892)
11/14/2011	UBS AG	93,849,000	JPY	1,218,879	1,170,085	(48,794)
11/16/2011	Deutsche Bank AG	306,357,000	JPY	3,978,976	3,742,510	(236,466)
11/16/2011	JPMorgan Chase Bank N.A.	152,982,000	JPY	1,986,936	1,869,510	(117,426)
11/17/2011	Barclays Bank plc	73,747,000	JPY	957,843	896,587	(61,256)
11/17/2011	Barclays Bank plc	305,461,000	JPY	3,967,397	3,713,676	(253,721)
11/17/2011	HSBC Bank plc	79,941,000	JPY	1,038,292	967,106	(71,186)
11/17/2011	UBS AG	122,208,000	JPY	1,587,265	1,484,188	(103,077)
11/21/2011	Barclays Bank plc	425,961,000	JPY	5,532,801	5,137,012	(395,789)
11/28/2011	Bank of America N.A.	330,341,000	JPY	4,291,232	3,989,626	(301,606)
11/29/2011	Barclays Bank plc	481,311,000	JPY	6,252,470	5,812,233	(440,237)
11/29/2011	Citibank N.A.	119,465,000	JPY	1,551,910	1,443,511	(108,399)
12/01/2011	Deutsche Bank AG	296,207,000	JPY	3,847,989	3,539,336	(308,653)
12/28/2011	Barclays Bank plc	109,297,635	JPY	1,420,523	1,317,014	(103,509)
12/28/2011	Citibank N.A.	109,701,956	JPY	1,425,778	1,321,233	(104,545)
12/28/2011	JPMorgan Chase Bank N.A.	109,471,259	JPY	1,422,780	1,327,842	(94,938)
01/10/2012	Barclays Bank plc	88,890,000	JPY	1,155,548	1,074,849	(80,699)
01/10/2012	Citibank N.A.	44,450,000	JPY	577,839	537,823	(40,016)
01/10/2012	UBS AG	44,440,000	JPY	577,709	537,448	(40,261)
01/12/2012	Deutsche Bank AG	44,590,000	JPY	579,679	539,302	(40,377)
01/12/2012	HSBC Bank plc	44,630,000	JPY	580,199	540,871	(39,328)
01/13/2012	Barclays Bank plc	138,210,000	JPY	1,796,787	1,673,245	(123,542)

MIST-186

Met Investors Series Trust

Met/Templeton International Bond Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Settlement Date	Counterparty	Contracts to Deliver		Value at September 30, 2011	In Exchange for U.S.$	Unrealized Appreciation/ (Depreciation)
01/13/2012	HSBC Bank plc	139,260,000	JPY	$1,810,437	$1,687,243	$(123,194)
01/13/2012	UBS AG	109,940,000	JPY	1,429,265	1,331,573	(97,692)
01/26/2012	Barclays Bank plc	411,460,000	JPY	5,350,337	5,001,945	(348,392)
01/26/2012	Deutsche Bank AG	102,590,000	JPY	1,334,008	1,248,084	(85,924)
01/26/2012	Deutsche Bank AG	239,615,982	JPY	3,115,798	2,919,725	(196,073)
01/26/2012	UBS AG	359,980,000	JPY	4,680,927	4,379,052	(301,875)
01/27/2012	HSBC Bank plc	443,025,359	JPY	5,760,889	5,405,385	(355,504)
02/10/2012	HSBC Bank plc	157,477,000	JPY	2,048,245	1,923,736	(124,509)
02/10/2012	Morgan Stanley & Co., Inc.	133,761,000	JPY	1,739,779	1,636,961	(102,818)
02/15/2012	Deutsche Bank AG	46,833,020	JPY	609,192	570,092	(39,100)
02/15/2012	JPMorgan Chase Bank N.A.	55,150,000	JPY	717,377	671,905	(45,472)
02/16/2012	JPMorgan Chase Bank N.A.	31,950,000	JPY	415,604	386,243	(29,361)
02/22/2012	HSBC Bank plc	144,240,000	JPY	1,876,460	1,740,663	(135,797)
02/23/2012	JPMorgan Chase Bank N.A.	144,300,000	JPY	1,877,273	1,740,546	(136,727)
03/01/2012	HSBC Bank plc	159,900,000	JPY	2,080,470	1,968,000	(112,470)
03/01/2012	JPMorgan Chase Bank N.A.	160,000,000	JPY	2,081,771	1,968,504	(113,267)
03/01/2012	UBS AG	178,400,000	JPY	2,321,175	2,194,504	(126,671)
03/19/2012	Citibank N.A.	142,403,000	JPY	1,853,385	1,772,482	(80,903)
03/19/2012	Morgan Stanley & Co., Inc.	85,500,000	JPY	1,112,789	1,063,909	(48,880)
03/19/2012	UBS AG	115,450,000	JPY	1,502,590	1,437,107	(65,483)
03/23/2012	UBS AG	86,066,450	JPY	1,120,238	1,065,535	(54,703)
04/20/2012	Citibank N.A.	100,800,000	JPY	1,312,715	1,227,965	(84,750)
04/20/2012	UBS AG	100,800,000	JPY	1,312,715	1,227,248	(85,467)
05/09/2012	Deutsche Bank AG	796,134,720	JPY	10,372,145	9,840,000	(532,145)
05/09/2012	Morgan Stanley & Co., Inc.	791,049,590	JPY	10,305,895	9,830,000	(475,895)
08/20/2012	Deutsche Bank AG	186,225,000	JPY	2,431,728	2,437,468	5,740
08/20/2012	HSBC Bank plc	151,323,000	JPY	1,975,977	1,991,092	15,115
08/20/2012	HSBC Bank plc	487,683,000	JPY	6,368,169	6,393,746	25,577
08/20/2012	JPMorgan Chase Bank N.A.	152,028,000	JPY	1,985,183	1,988,724	3,541
08/20/2012	UBS AG	305,946,000	JPY	3,995,045	4,010,829	15,784
08/22/2012	Barclays Bank plc	151,705,000	JPY	1,981,060	1,992,710	11,650
08/22/2012	Deutsche Bank AG	151,899,000	JPY	1,983,594	1,995,022	11,428
08/22/2012	Morgan Stanley & Co., Inc.	119,300,000	JPY	1,557,895	1,566,974	9,079
08/23/2012	Citibank N.A.	303,103,000	JPY	3,958,206	3,990,298	32,092
08/23/2012	Credit Suisse Group AG	300,880,000	JPY	3,929,176	3,954,265	25,089
08/23/2012	Deutsche Bank AG	149,920,000	JPY	1,957,797	1,976,884	19,087
08/24/2012	JPMorgan Chase Bank N.A.	302,459,000	JPY	3,949,891	3,964,855	14,964
08/27/2012	Barclays Bank plc	301,452,000	JPY	3,937,023	3,952,691	15,668
08/27/2012	Barclays Bank plc	126,257,000	JPY	1,648,942	1,655,504	6,562
08/27/2012	Deutsche Bank AG	256,658,000	JPY	3,352,005	3,377,434	25,429
08/27/2012	HSBC Bank plc	488,094,000	JPY	6,374,605	6,403,332	28,727
08/27/2012	JPMorgan Chase Bank N.A.	244,017,000	JPY	3,186,911	3,208,639	21,728
08/27/2012	UBS AG	350,622,000	JPY	4,579,193	4,611,475	32,282
08/30/2012	Barclays Bank plc	358,900,000	JPY	4,687,643	4,709,974	22,331
08/31/2012	JPMorgan Chase Bank N.A.	150,260,000	JPY	1,962,614	1,969,203	6,589
09/28/2012	JPMorgan Chase Bank N.A.	66,105,000	JPY	864,007	870,949	6,942
10/03/2011	HSBC Bank plc	18,300,000	PHP	418,525	418,047	(478)
10/04/2011	Deutsche Bank AG	75,232,000	PHP	1,720,572	1,729,471	8,899
10/05/2011	Deutsche Bank AG	89,947,000	PHP	2,056,986	2,067,747	10,761
10/06/2011	JPMorgan Chase Bank N.A.	23,762,000	PHP	543,378	546,253	2,875
10/07/2011	Deutsche Bank AG	73,838,000	PHP	1,688,392	1,698,206	9,814
10/11/2011	Deutsche Bank AG	59,085,000	PHP	1,350,728	1,358,276	7,548
10/11/2011	JPMorgan Chase Bank N.A.	29,478,000	PHP	673,890	677,655	3,765
10/12/2011	Deutsche Bank AG	17,593,000	PHP	402,166	403,509	1,343
10/19/2011	Deutsche Bank AG	16,007,000	PHP	365,760	366,965	1,205
10/21/2011	Deutsche Bank AG	63,989,000	PHP	1,461,975	1,467,638	5,663
10/26/2011	Deutsche Bank AG	62,498,000	PHP	1,427,489	1,409,200	(18,289)

Net Unrealized Appreciation						$5,153,822

MIST-187

Met Investors Series Trust

Met/Templeton International Bond Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Forward foreign cross-currency exchange contracts:

Settlement Date	Counterparty	Contracts to Buy		Contracts to Deliver		Unrealized Appreciation/ (Depreciation)
02/09/2012	Barclays Bank plc	1,270,000	AUD	100,711,000	JPY	$(90,096)
02/09/2012	Citibank N.A.	1,270,000	AUD	100,774,500	JPY	(90,922)
02/09/2012	Deutsche Bank AG	1,270,000	AUD	100,810,060	JPY	(91,384)
10/18/2011	Barclays Bank plc	4,236,000	NOK	517,513	EUR	29,284
10/19/2011	Barclays Bank plc	4,253,000	NOK	517,485	EUR	32,203
10/27/2011	Barclays Bank plc	8,488,000	NOK	1,034,996	EUR	60,806
11/07/2011	UBS AG	17,891,400	NOK	2,155,357	EUR	162,027
11/25/2011	Morgan Stanley & Co., Inc.	5,567,420	NOK	670,891	EUR	49,365
11/28/2011	Morgan Stanley & Co., Inc.	8,580,000	NOK	1,031,945	EUR	78,522
11/28/2011	UBS AG	1,720,000	NOK	206,756	EUR	15,895
11/28/2011	UBS AG	27,237,000	NOK	3,299,655	EUR	217,306
12/01/2011	UBS AG	8,810,000	NOK	1,067,879	EUR	69,296
02/08/2012	UBS AG	18,244,200	NOK	2,302,165	EUR	11,809
02/09/2012	Deutsche Bank AG	36,433,000	NOK	4,581,903	EUR	44,067
02/09/2012	UBS AG	25,499,600	NOK	3,206,005	EUR	32,036
02/09/2012	Deutsche Bank AG	4,666,000	PLN	1,173,394	EUR	(171,901)
02/10/2012	Barclays Bank plc	4,666,000	PLN	1,172,686	EUR	(171,055)
02/14/2012	Deutsche Bank AG	4,666,000	PLN	1,162,026	EUR	(157,146)
05/24/2012	Morgan Stanley & Co., Inc.	5,956,000	PLN	1,487,141	EUR	(217,310)
07/05/2012	Deutsche Bank AG	39,200,000	PLN	9,682,598	EUR	(1,315,356)
08/16/2012	Deutsche Bank AG	35,870,000	PLN	8,456,914	EUR	(678,553)
04/30/2012	Barclays Bank plc	261,920,000	SEK	29,030,613	EUR	(941,842)
05/04/2012	Deutsche Bank AG	14,943,320	SEK	1,660,000	EUR	(58,964)
05/07/2012	Morgan Stanley & Co., Inc.	15,023,913	SEK	1,660,000	EUR	(47,419)
06/29/2012	UBS AG	38,634,000	SEK	4,154,640	EUR	23,487

Net Unrealized Depreciation						$(3,205,845)

AUD—	Australian Dollar
BRL—	Brazilian Real
CLP—	Chilean Peso
EUR—	Euro
GBP—	British Pound
HUF—	Ungarian Forint
ILS—	Israeli Shekel
INR—	Indian Rupee
JPY—	Japanese Yen
KRW—	South Korean Won
MYR—	Malaysian Ringgit
NOK—	Norwegian Krone
PHP—	Philippine Peso
PLN—	Polish Zloty
SEK—	Swedish Krona
SGD—	Singapore Dollar

MIST-188

Met Investors Series Trust

Met/Templeton International Bond Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the period ended September 30, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2011:

Description	Level 1	Level 2	Level 3	Total
Total Foreign Bonds & Debt Securities*	$—	$878,163,797	$—	$878,163,797
Municipals	—	12,839,656	—	12,839,656
Short-Term Investments
Discount Notes	—	6,680,000	—	6,680,000
Mutual Funds	12,629,403	—	—	12,629,403
Repurchase Agreements	—	50,959,000	—	50,959,000
Total Short-Term Investments	12,629,403	57,639,000	—	70,268,403
Total Investments	$12,629,403	$948,642,453	$—	$961,271,856

Forward Contracts**
Forward Foreign Currency Exchange Contracts to Buy Appreciation	$—	$538,041	$—	$538,041
Forward Foreign Currency Exchange Contracts to Buy (Depreciation)	—	(14,651,121)	—	(14,651,121)
Forward Foreign Currency Exchange Contracts to Sell Appreciation	—	13,200,317	—	13,200,317
Forward Foreign Currency Exchange Contracts to Sell (Depreciation)	—	(8,046,495)	—	(8,046,495)
Forward Foreign Cross Currency Exchange Contracts Appreciation	—	826,103	—	826,103
Forward Foreign Cross Currency Exchange Contracts (Depreciation)	—	(4,031,948)	—	(4,031,948)
Total Forward Contracts	$—	$(12,165,103)	$—	$(12,165,103)

*	See Schedule of Investments for additional detailed categorizations.
**	Derivative instruments such as forwards, futures contracts and swap contracts are valued on the unrealized appreciation/depreciation on the instrument.

MIST-189

Met Investors Series Trust

MetLife Aggressive Strategy Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
Artio International Stock Portfolio (Class A) (b)	2,280,711	$17,379,019
BlackRock Large Cap Value Portfolio (Class A) (b)	3,107,322	28,245,558
BlackRock Legacy Large Cap Growth Portfolio (Class A) (b)	1,560,700	36,317,491
Clarion Global Real Estate Portfolio (Class A) (a)	5,517,704	47,672,961
Davis Venture Value Portfolio (Class A) (b)	1,768,763	47,279,035
Dreman Small Cap Value Portfolio (Class A) (a)	1,457,430	16,877,037
Goldman Sachs Mid Cap Value Portfolio (Class A) (a)	1,691,808	18,288,443
Harris Oakmark International Portfolio (Class A) (a)	4,760,374	54,553,889
Invesco Small Cap Growth Portfolio (Class A)* (a)	2,894,706	36,357,513
Janus Forty Portfolio (Class A) (a)	645,508	38,084,982
Jennison Growth Portfolio (Class A) (b)	5,388,583	60,890,982
Legg Mason ClearBridge Aggressive Growth Portfolio (Class A) (a)	5,480,317	37,978,600
Loomis Sayles Small Cap Growth Portfolio (Class A)* (a)	3,027,958	26,615,746
Met/Artisan Mid Cap Value Portfolio (Class A) (b)	122,408	19,320,837
Met/Dimensional International Small Company Portfolio (Class A) (b)	2,740,749	35,958,629
MFS® Emerging Markets Equity Portfolio (Class A) (a)	2,900,435	26,016,899
MFS® Research International Portfolio (Class A) (a)	6,369,751	55,225,740
MFS® Value Portfolio (Class A) (b)	4,424,569	48,404,789
Morgan Stanley Mid Cap Growth Portfolio (Class A) (a)	64,811	678,567
Neuberger Berman Genesis Portfolio (Class A) (b)	927,026	9,845,019
Rainier Large Cap Equity Portfolio (Class A) (a)	4,005,310	28,838,232

Security Description	Shares	Value

Affiliated Investment Companies—(Continued)
T. Rowe Price Large Cap Growth Portfolio (Class A) (b)	2,852,790	$38,598,249
T. Rowe Price Large Cap Value Portfolio (Class A) (a)	2,490,767	46,178,828
T. Rowe Price Mid Cap Growth Portfolio (Class A) (a)	2,117,790	18,234,174
Third Avenue Small Cap Value Portfolio (Class A) (a)	1,445,052	18,106,496
Turner Mid Cap Growth Portfolio (Class A)* (a)	2,230,346	26,674,939
Van Eck Global Natural Resources Portfolio (Class A) (b)	2,621,792	32,746,180
Van Kampen Comstock Portfolio (Class A) (a)	6,744,271	56,179,777

Total Mutual Funds (Cost $979,971,912)		927,548,611

Total Investments—100.0% (Cost $979,971,912#)		927,548,611
Other assets and liabilities (net)—0.0%		(332,143)

Net Assets—100.0%		$927,216,468

*	Non-income producing security.
#	As of September 30, 2011, the aggregate cost of investments for federal income tax purposes was $979,971,912. Aggregate unrealized appreciation and depreciation of investments were $28,365,285 and $(80,788,586), respectively, resulting in net unrealized depreciation of $(52,423,301) for federal income tax purposes.
(a)	A Portfolio of Met Investors Series Trust.
(b)	A Portfolio of Metropolitan Series Fund, Inc.

MIST-190

Met Investors Series Trust

MetLife Aggressive Strategy Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Transactions of Affiliated Issuers

The Portfolio does not invest in the Underlying Portfolios for the purpose of exercising management or control; however, investments by the Portfolio within its principal investment strategies may represent a significant portion of the Underlying Portfolio’s net assets. Transactions in the Underlying Portfolios for the period ended September 30, 2011 were as follows:

Underlying Portfolio (Class A)	Number of Shares Held at December 31, 2010	Shares Purchased	Shares Sold	Number of Shares Held at September 30, 2011
Artio International Stock	3,162,502	820,071	(1,701,862)	2,280,711
BlackRock Large Cap Value	3,744,026	1,020,468	(1,657,172)	3,107,322
BlackRock Legacy Large Cap Growth	—	1,611,467	(50,767)	1,560,700
Clarion Global Real Estate	3,831,814	1,897,773	(211,883)	5,517,704
Davis Venture Value	1,989,862	575,632	(796,731)	1,768,763
Dreman Small Cap Value	—	1,505,704	(48,274)	1,457,430
Goldman Sachs Mid Cap Value	1,253,311	505,551	(67,054)	1,691,808
Harris Oakmark International	2,933,557	2,010,525	(183,708)	4,760,374
Invesco Small Cap Growth	2,913,884	877,753	(896,931)	2,894,706
Janus Forty	438,393	232,330	(25,215)	645,508
Jennison Growth	5,164,838	1,659,080	(1,435,335)	5,388,583
Lazard Mid Cap	—	21,534	(21,534)	—
Legg Mason ClearBridge Aggressive Growth	4,452,128	1,569,671	(541,482)	5,480,317
Loomis Sayles Small Cap Growth	—	3,127,114	(99,156)	3,027,958
Met/Artisan Mid Cap Value	93,257	37,367	(8,216)	122,408
Met/Dimensional International Small Company	2,011,465	916,963	(187,679)	2,740,749
Met/Franklin Mutual Shares	—	23,419	(23,419)	—
MFS® Emerging Markets Equity	2,132,290	893,309	(125,164)	2,900,435
MFS® Research International	3,930,925	2,681,593	(242,767)	6,369,751
MFS® Value	3,139,046	1,458,902	(173,379)	4,424,569
Morgan Stanley Mid Cap Growth	—	128,410	(63,599)	64,811
Neuberger Berman Genesis	1,429,586	320,008	(822,568)	927,026
Pioneer Fund	—	25,503	(25,503)	—
Rainier Large Cap Equity	6,812,030	1,357,916	(4,164,636)	4,005,310
T. Rowe Price Large Cap Growth	—	2,942,402	(89,612)	2,852,790
T. Rowe Price Large Cap Value	1,775,905	814,347	(99,485)	2,490,767
T. Rowe Price Mid Cap Growth	2,509,946	671,229	(1,063,385)	2,117,790
Third Avenue Small Cap Value	1,604,429	462,310	(621,687)	1,445,052
Turner Mid Cap Growth	1,821,234	644,341	(235,229)	2,230,346
Van Eck Global Natural Resources	1,455,024	1,278,029	(111,261)	2,621,792
Van Kampen Comstock	4,115,604	2,888,092	(259,425)	6,744,271
Underlying Portfolio (Class A)	Net Realized Gain/(Loss) on Sales of Underlying Portfolios	Capital Gain Distributions from Underlying Portfolios	Dividend Income from Underlying Portfolios	Ending Value as of September 30, 2011
Artio International Stock	$(2,926,543)	$—	$543,351	$17,379,019
BlackRock Large Cap Value	6,197,401	—	460,727	28,245,558
BlackRock Legacy Large Cap Growth	(91,557)	—	—	36,317,491
Clarion Global Real Estate	(662,819)	—	1,622,658	47,672,961
Davis Venture Value	745,507	—	720,553	47,279,035
Dreman Small Cap Value	51,412	—	—	16,877,037
Goldman Sachs Mid Cap Value	7,359	—	107,319	18,288,443
Harris Oakmark International	(946,504)	—	11,083	54,553,889
Invesco Small Cap Growth	2,513,858	—	—	36,357,513
Janus Forty	457,603	—	555,321	38,084,982
Jennison Growth	3,780,078	—	181,565	60,890,982
Lazard Mid Cap	2,010	—	—	—
Legg Mason ClearBridge Aggressive Growth	256,099	—	39,340	37,978,600
Loomis Sayles Small Cap Growth	(68,771)	—	—	26,615,746
Met/Artisan Mid Cap Value	30,514	—	162,977	19,320,837
Met/Dimensional International Small Company	1,208,923	1,233,236	721,287	35,958,629
Met/Franklin Mutual Shares	234	—	—	—

MIST-191

Met Investors Series Trust

MetLife Aggressive Strategy Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Transactions of Affiliated Issuers—(Continued)

Underlying Portfolio (Class A)	Net Realized Gain/(Loss) on Sales of Underlying Portfolios	Capital Gain Distributions from Underlying Portfolios	Dividend Income from Underlying Portfolios	Ending Value as of September 30, 2011
MFS® Emerging Markets Equity	$(13,774)	$—	$378,113	$26,016,899
MFS® Research International	(790,935)	—	853,239	55,225,740
MFS® Value	18,042	—	633,163	48,404,789
Morgan Stanley Mid Cap Growth	(43,922)	—	—	678,567
Neuberger Berman Genesis	2,007,090	—	131,098	9,845,019
Pioneer Fund	(4,527)	—	—	—
Rainier Large Cap Equity	1,622,781	—	330,592	28,838,232
T. Rowe Price Large Cap Growth	111,626	—	—	38,598,249
T. Rowe Price Large Cap Value	(744,568)	—	340,907	46,178,828
T. Rowe Price Mid Cap Growth	5,186,382	661,661	—	18,234,174
Third Avenue Small Cap Value	828,939	—	313,462	18,106,496
Turner Mid Cap Growth	755,836	—	—	26,674,939
Van Eck Global Natural Resources	736,497	2,636,593	360,953	32,746,180
Van Kampen Comstock	(643,531)	—	544,044	56,179,777

	$19,580,740	$4,531,490	$9,011,752	$927,548,611

MIST-192

Met Investors Series Trust

MetLife Aggressive Strategy Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the period ended September 30, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2011:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$927,548,611	$—	$—	$927,548,611
Total Investments	$927,548,611	$—	$—	$927,548,611

MIST-193

Met Investors Series Trust

MetLife Balanced Plus Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Mutual Funds—68.1% of Net Assets

Security Description	Shares/Par Amount	Value

Affiliated Investment Companies—68.1%
Artio International Stock Portfolio (Class A) (a)	4,358,500	$33,211,769
BlackRock Bond Income Portfolio (Class A) (a)	1,839,625	201,365,336
BlackRock High Yield Portfolio (Class A) (b)	3,181,873	25,168,615
BlackRock Legacy Large Cap Growth Portfolio (Class A) (a)	507,714	11,814,499
Clarion Global Real Estate Portfolio (Class A) (b)	2,681,995	23,172,437
Dreman Small Cap Value Portfolio (Class A) (b)	2,437,616	28,227,597
Goldman Sachs Mid Cap Value Portfolio (Class A) (b)	3,234,865	34,968,896
Harris Oakmark International Portfolio (Class A) (b)	7,227,737	82,829,867
Invesco Small Cap Growth Portfolio (Class A)* (b)	2,303,629	28,933,575
Legg Mason ClearBridge Aggressive Growth Portfolio (Class A) (b)	1,691,440	11,721,676
Loomis Sayles Small Cap Growth Portfolio (Class A)* (a)	3,321,436	29,195,422
Met/Artisan Mid Cap Value Portfolio (Class A) (a)	76,553	12,083,078
Met/Dimensional International Small Company Portfolio (Class A) (a)	1,764,968	23,156,380
Met/Eaton Vance Floating Rate Portfolio (Class A) (b)	2,610,567	26,236,196
Met/Franklin Low Duration Total Return Portfolio (Class A)* (b)	6,661,432	65,348,649
Met/Templeton International Bond Portfolio (Class A) (b)	3,287,908	37,350,638
MFS® Emerging Markets Equity Portfolio (Class A) (b)	2,505,613	22,475,347
MFS® Research International Portfolio (Class A) (b)	9,396,196	81,465,017
MFS® Value Portfolio (Class A) (a)	1,103,452	12,071,764
Morgan Stanley Mid Cap Growth Portfolio (Class A) (b)	1,099,887	11,515,820
Neuberger Berman Genesis Portfolio (Class A) (a)	1,121,257	11,907,747
PIMCO Inflation Protected Bond Portfolio (Class A) (b)	3,460,450	40,141,218
PIMCO Total Return Portfolio (Class A) (b)	16,441,093	195,977,833
Third Avenue Small Cap Value Portfolio (Class A) (b)	2,349,844	29,443,550
Van Eck Global Natural Resources Portfolio (Class A) (a)	1,709,931	21,357,038
Van Kampen Comstock Portfolio (Class A) (b)	1,428,703	11,901,099
Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (a)	5,196,580	65,788,705
Western Asset Management U.S. Government Portfolio (Class A) (a)	5,535,237	67,308,477

Total Affiliated Investment Companies (Cost $1,325,886,601)		1,246,138,245

U.S. Treasury & Government Agencies—27.2%

U.S. Treasury—27.2%
U.S. Treasury Bonds 8.000%, 11/15/21	$57,700,000	90,129,189
6.250%, 08/15/23	59,700,000	85,100,499
5.500%, 08/15/28	4,800,000	6,705,000

Security Description	Par Amount	Value

U.S. Treasury—(Continued)
5.250%, 02/15/29	$3,100,000	$4,234,408
5.375%, 02/15/31	59,300,000	83,427,687
3.500%, 02/15/39	51,600,000	57,380,800
4.375%, 05/15/40	3,300,000	4,248,242
4.250%, 11/15/40	78,200,000	98,898,601
4.375%, 05/15/41	500,000	646,018
U.S. Treasury Notes 0.375%, 06/30/13	40,000,000	40,093,840
U.S. Treasury Strip Principal 2.898%, 11/15/27 (c) (d)	27,800,000	17,807,179
2.194%, 02/15/41 (c) (d)	24,000,000	9,764,160

Total U.S. Treasury & Government Agencies (Cost $453,887,523)		498,435,623

Domestic Bonds & Debt Securities—0.1%

Commercial Banks—0.0%
Morgan Stanley 1.853%, 01/24/14 (e)	500,000	466,803

Diversified Financial Services—0.1%
Bank of America Corp. Series MTN 1.673%, 01/30/14 (e)	1,000,000	906,344
Citigroup, Inc. 1.696%, 01/13/14 (e)	1,000,000	973,942

		1,880,286

Total Domestic Bonds & Debt Securities (Cost $2,525,255)		2,347,089

Mortgage-Backed Securities—0.0%

Commercial Mortgage-Backed Securities—0.0%
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2011-C4 Class A3 4.106%, 07/15/46 (144A)	100,000	100,835

Total Mortgage-Backed Securities (Cost $101,000)		100,835

Short-Term Investments—4.1%

Repurchase Agreements—0.9%
Barclays Capital, Inc. Repurchase Agreement dated 09/30/11 at 0.070% to be repurchased at $6,500,038 on 10/03/11, collateralized by $5,004,000 U.S. Treasury Inflation Indexed Bond at 2.125% due 02/15/41 with a value of $6,637,098.	6,500,000	6,500,000
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/11 at 0.010% to be repurchased at $8,723,007 on 10/03/11, collateralized by $8,640,000 U.S. Treasury Note at 1.375% due 11/30/15 with a value of $8,889,200.	8,723,000	8,723,000

		15,223,000

MIST-194

Met Investors Series Trust

MetLife Balanced Plus Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Par Amount	Value

Discount Notes—0.5%
Fannie Mae 0.060%, 11/09/11 (c)	$4,700,000	$4,699,694
Freddie Mac 0.050%, 11/02/11 (c)	4,500,000	4,499,800

		9,199,494

U.S. Treasury—2.7%
U.S. Treasury Bills 0.003%, 12/01/11 (c)	200,000	199,999
0.015%, 01/19/12 (c)	290,000	289,987
0.023%, 03/01/12 (c)	9,770,000	9,769,058
0.038%, 03/08/12 (c)	1,070,000	1,069,820
0.036%, 03/15/12 (c)	4,130,000	4,129,321
0.030%, 03/22/12 (c)	8,000,000	7,998,847
0.040%, 03/22/12 (c)	2,800,000	2,799,462
0.036%, 03/29/12 (c)	23,500,000	23,495,795

		49,752,289

Total Short-Term Investments (Cost $74,174,783)		74,174,783

Total Investments—99.5% (Cost $1,856,575,162#)		1,821,196,575
Other assets and liabilities (net)—0.5%		9,215,621

Net Assets—100.0%		$1,830,412,196

*	Non-income producing security.
#	As of September 30, 2011, the aggregate cost of investments for federal income tax purposes was $1,856,575,162. The aggregate unrealized appreciation and depreciation of investments were $48,273,591 and $(83,652,178), respectively, resulting in net unrealized depreciation of $(35,378,587) for federal income tax purposes.
(a)	A Portfolio of Metropolitan Series Fund, Inc.
(b)	A Portfolio of Met Investors Series Trust.
(c)	Zero coupon bond - Interest rate represents current yield to maturity.
(d)	Principal only security.
(e)	Variable or floating rate security. The stated rate represents the rate at September 30, 2011. Maturity date shown for callable securities.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2011, the market value of 144A securities was $100,835, which is 0.0% of net assets.

Futures Contracts

The futures contracts outstanding as of September 30, 2011 and the description and unrealized appreciation (depreciation) were as follows:

Futures Contracts-Long	Exchange	Expiration Date	Number of Contracts	Contract Amount	Valuation as of September 30, 2011	Unrealized Appreciation
90 Day Euro Dollar Futures	Chicago Mercantile Exchange	06/18/2012	222	$55,107,133	$55,172,550	$65,417
90 Day Euro Dollar Futures	Chicago Mercantile Exchange	09/17/2012	200	49,617,842	49,710,000	92,158

Net Unrealized Appreciation						$157,575

Futures Contracts-Short	Exchange	Expiration Date	Number of Contracts	Contract Amount	Valuation as of September 30, 2011	Unrealized Appreciation
S&P 500 E Mini Index Futures	Index and Options Market	12/16/2011	(1,586)	$(89,348,246)	$(89,291,800)	$56,446

MIST-195

Met Investors Series Trust

MetLife Balanced Plus Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Transactions of Affiliated Issuers

The Portfolio does not invest in the Underlying Portfolios for the purpose of exercising management or control; however, investments by the Portfolio within its principal investment strategies may represent a significant portion of the Underlying Portfolio’s net assets. Transactions in the Underlying Portfolios for the period from May 2, 2011 (commencement of operations) through September 30, 2011 were as follows:

Underlying Portfolio (Class A)	Number of Shares Held at May 2, 2011*	Shares Purchased	Shares Sold	Number of Shares Held at September 30, 2011
Artio International Stock	—	4,358,500	—	4,358,500
BlackRock Bond Income	—	1,839,625	—	1,839,625
BlackRock High Yield	—	3,181,873	—	3,181,873
BlackRock Legacy Large Cap Growth	—	507,714	—	507,714
Clarion Global Real Estate	—	2,681,995	—	2,681,995
Dreman Small Cap Value	—	2,437,616	—	2,437,616
Goldman Sachs Mid Cap Value	—	3,234,865	—	3,234,865
Harris Oakmark International	—	7,227,737	—	7,227,737
Invesco Small Cap Growth	—	2,303,629	—	2,303,629
Legg Mason ClearBridge Aggressive Growth	—	1,691,440	—	1,691,440
Loomis Sayles Small Cap Growth	—	3,321,436	—	3,321,436
Met/Artisan Mid Cap Value	—	76,553	—	76,553
Met/Dimensional International Small Company	—	1,764,968	—	1,764,968
Met/Eaton Vance Floating Rate	—	2,610,567	—	2,610,567
Met/Franklin Low Duration Total Return	—	6,661,432	—	6,661,432
Met/Templeton International Bond	—	3,287,908	—	3,287,908
MFS® Emerging Markets Equity	—	2,505,613	—	2,505,613
MFS® Research International	—	9,396,196	—	9,396,196
MFS® Value	—	1,103,452	—	1,103,452
Morgan Stanley Mid Cap Growth	—	1,099,887	—	1,099,887
Neuberger Berman Genesis	—	1,121,257	—	1,121,257
PIMCO Inflation Protected Bond	—	3,460,450	—	3,460,450
PIMCO Total Return	—	16,441,093	—	16,441,093
Third Avenue Small Cap Value	—	2,349,844	—	2,349,844
Van Eck Global Natural Resources	—	1,709,931	—	1,709,931
Van Kampen Comstock	—	1,428,703	—	1,428,703
Western Asset Management Strategic Bond Opportunities	—	5,196,580	—	5,196,580
Western Asset Management U.S. Government	—	5,535,237	—	5,535,237

*	Commencement of Operations.

Underlying Portfolio (Class A)	Net Realized Gain/(Loss) on Sales of Underlying Portfolios	Capital Gain Distributions from Underlying Portfolios	Dividend Income from Underlying Portfolios	Ending Value as of September 30, 2011
Artio International Stock	$—	$—	$—	$33,211,769
BlackRock Bond Income	—	—	—	201,365,336
BlackRock High Yield	—	—	—	25,168,615
BlackRock Legacy Large Cap Growth	—	—	—	11,814,499
Clarion Global Real Estate	—	—	—	23,172,437
Dreman Small Cap Value	—	—	—	28,227,597
Goldman Sachs Mid Cap Value	—	—	—	34,968,896
Harris Oakmark International	—	—	—	82,829,867
Invesco Small Cap Growth	—	—	—	28,933,575
Legg Mason ClearBridge Aggressive Growth	—	—	—	11,721,676
Loomis Sayles Small Cap Growth	—	—	—	29,195,422
Met/Artisan Mid Cap Value	—	—	—	12,083,078
Met/Dimensional International Small Company	—	—	—	23,156,380
Met/Eaton Vance Floating Rate	—	—	—	26,236,196
Met/Franklin Low Duration Total Return	—	—	—	65,348,649
Met/Templeton International Bond	—	—	—	37,350,638
MFS® Emerging Markets Equity	—	—	—	22,475,347
MFS® Research International	—	—	—	81,465,017

MIST-196

Met Investors Series Trust

MetLife Balanced Plus Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Transactions of Affiliated Issuers—(Continued)

Underlying Portfolio (Class A)	Net Realized Gain/(Loss) on Sales of Underlying Portfolios	Capital Gain Distributions from Underlying Portfolios	Dividend Income from Underlying Portfolios	Ending Value as of September 30, 2011
MFS® Value	$—	$—	$—	$12,071,764
Morgan Stanley Mid Cap Growth	—	—	—	11,515,820
Neuberger Berman Genesis	—	—	—	11,907,747
PIMCO Inflation Protected Bond	—	—	—	40,141,218
PIMCO Total Return	—	—	—	195,977,833
Third Avenue Small Cap Value	—	—	—	29,443,550
Van Eck Global Natural Resources	—	—	—	21,357,038
Van Kampen Comstock	—	—	—	11,901,099
Western Asset Management Strategic Bond Opportunities	—	—	—	65,788,705
Western Asset Management U.S. Government	—	—	—	67,308,477

	$—	$—	$—	$1,246,138,245

MIST-197

Met Investors Series Trust

MetLife Balanced Plus Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the period from May 2, 2011 (commencement of operations) through September 30, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2011:

Description	Level 1	Level 2	Level 3	Total
Total Mutual Fund*	$1,246,138,245	$—	$—	$1,246,138,245
Total U.S. Treasury & Government Agencies*	—	498,435,623	—	498,435,623
Total Domestic Bonds & Debt Securities*	—	2,347,089	—	2,347,089
Total Mortgage-Backed Securities*	—	100,835	—	100,835
Total Short-Term Investments*	—	74,174,783	—	74,174,783
Total Investments	$1,246,138,245	$575,058,330	$—	$1,821,196,575

Futures Contracts**
Futures Contracts Long Appreciation	$157,575	$—	$—	$157,575
Futures Contracts Short Appreciation	56,446	—	—	56,446
Total Futures Contracts	$214,021	$—	$—	$214,021

*	See Schedule of Investments for additional detailed categorizations.
**	Derivative instruments such as forwards, futures contracts and swap contracts are valued on the unrealized appreciation/depreciation on the instrument.

MIST-198

Met Investors Series Trust

MetLife Balanced Strategy Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
Artio International Stock Portfolio (Class A) (b)	10,523,257	$80,187,217
BlackRock Bond Income Portfolio (Class A) (b)	5,922,072	648,230,010
BlackRock High Yield Portfolio (Class A) (a)	12,346,024	97,657,050
BlackRock Large Cap Value Portfolio (Class A) (b)	28,808,460	261,868,897
BlackRock Legacy Large Cap Growth Portfolio (Class A) (b)	7,142,269	166,200,608
Clarion Global Real Estate Portfolio (Class A) (a)	20,288,196	175,290,014
Davis Venture Value Portfolio (Class A) (b)	16,076,407	429,722,368
Goldman Sachs Mid Cap Value Portfolio (Class A) (a)	15,584,489	168,468,323
Harris Oakmark International Portfolio (Class A) (a)	36,205,182	414,911,388
Invesco Small Cap Growth Portfolio (Class A)* (a)	26,106,234	327,894,301
Janus Forty Portfolio (Class A) (a)	3,002,952	177,174,151
Jennison Growth Portfolio (Class A) (b)	16,495,382	186,397,813
Legg Mason ClearBridge Aggressive Growth Portfolio (Class A) (a)	25,298,006	175,315,183
Lord Abbett Bond Debenture Portfolio (Class A) (a)	8,306,371	100,590,151
Met/Artisan Mid Cap Value Portfolio (Class A) (b)	556,365	87,816,640
Met/Dimensional International Small Company Portfolio (Class A) (b)	12,540,709	164,534,104
Met/Eaton Vance Floating Rate Portfolio (Class A) (a)	20,300,861	204,023,656
Met/Franklin Low Duration Total Return Portfolio (Class A)* (a)	20,860,750	204,643,959
Met/Templeton International Bond Portfolio (Class A) (a)	25,746,483	292,480,051
MFS® Emerging Markets Equity Portfolio (Class A) (a)	8,810,472	79,029,933
MFS® Research International Portfolio (Class A) (a)	48,481,436	420,334,050
MFS® Value Portfolio (Class A) (b)	40,518,577	443,273,232
Morgan Stanley Mid Cap Growth Portfolio (Class A) (a)	570,985	5,978,214
Neuberger Berman Genesis Portfolio (Class A) (b)	16,434,619	174,535,648

Security Description	Shares	Value

Affiliated Investment Companies—(Continued)
PIMCO Inflation Protected Bond Portfolio (Class A) (a)	28,364,995	$329,033,936
PIMCO Total Return Portfolio (Class A) (a)	105,059,386	1,252,307,879
Pioneer Fund Portfolio (Class A) (a)	6,953,115	83,228,790
Rainier Large Cap Equity Portfolio (Class A) (a)	24,642,095	177,423,085
T. Rowe Price Large Cap Growth Portfolio (Class A) (b)	12,900,497	174,543,720
T. Rowe Price Large Cap Value Portfolio (Class A) (a)	18,237,138	338,116,543
T. Rowe Price Mid Cap Growth Portfolio (Class A) (a)	19,398,609	167,022,023
Third Avenue Small Cap Value Portfolio (Class A) (a)	13,204,089	165,447,239
Van Eck Global Natural Resources Portfolio (Class A) (b)	11,999,162	149,869,528
Van Kampen Comstock Portfolio (Class A) (a)	41,249,462	343,608,016
Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (b)	8,253,487	104,489,147
Western Asset Management U.S. Government Portfolio (Class A) (b)	35,898,270	436,522,967

Total Mutual Funds (Cost $9,504,221,181)		9,208,169,834

Total Investments—100.0% (Cost $9,504,221,181#)		9,208,169,834
Other assets and liabilities (net)—0.0%		(2,456,025)

Net Assets—100.0%		$9,205,713,809

*	Non-income producing security.
#	As of September 30, 2011, the aggregate cost of investments for federal income tax purposes was $9,504,221,181. Aggregate unrealized appreciation and depreciation of investments were $230,820,554 and $(526,871,901), respectively, resulting in net unrealized depreciation of $(296,051,347) for federal income tax purposes.
(a)	A Portfolio of Met Investors Series Trust.
(b)	A Portfolio of Metropolitan Series Fund, Inc.

MIST-199

Met Investors Series Trust

MetLife Balanced Strategy Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Transactions of Affiliated Issuers

The Portfolio does not invest in the Underlying Portfolios for the purpose of exercising management or control; however, investments by the Portfolio within its principal investment strategies may represent a significant portion of the Underlying Portfolio’s net assets. Transactions in the Underlying Portfolios for the period ended September 30, 2011 were as follows:

Underlying Portfolio (Class A)	Number of Shares Held at December 31, 2010	Shares Purchased	Shares Sold	Number of Shares Held at September 30, 2011
Artio International Stock	27,967,017	2,748,439	(20,192,199)	10,523,257
BlackRock Bond Income	1,616,190	4,419,857	(113,975)	5,922,072
BlackRock High Yield	21,451,731	3,323,636	(12,429,343)	12,346,024
BlackRock Large Cap Value	53,581,535	4,966,125	(29,739,200)	28,808,460
BlackRock Legacy Large Cap Growth	—	7,301,475	(159,206)	7,142,269
Clarion Global Real Estate	18,309,619	2,490,180	(511,603)	20,288,196
Davis Venture Value	14,696,605	1,727,031	(347,229)	16,076,407
Goldman Sachs Mid Cap Value*	14,889,289	1,439,172	(743,972)	15,584,489
Harris Oakmark International	27,533,824	9,528,709	(857,351)	36,205,182
Invesco Small Cap Growth*	20,756,847	6,248,178	(898,791)	26,106,234
Janus Forty	3,929,111	420,602	(1,346,761)	3,002,952
Jennison Growth	30,847,710	2,589,769	(16,942,097)	16,495,382
Lazard Mid Cap	8,423,867	646,867	(9,070,734)	—
Legg Mason ClearBridge Aggressive Growth	26,278,270	2,244,135	(3,224,399)	25,298,006
Lord Abbett Bond Debenture	21,446,534	3,148,010	(16,288,173)	8,306,371
Met/Artisan Mid Cap Value	549,645	54,422	(47,702)	556,365
Met/Dimensional International Small Company*	11,855,269	1,761,474	(1,076,034)	12,540,709
Met/Eaton Vance Floating Rate*	17,385,230	3,318,432	(402,801)	20,300,861
Met/Franklin Low Duration Total Return*	—	21,273,207	(412,457)	20,860,750
Met/Templeton International Bond*	14,602,739	11,651,005	(507,261)	25,746,483
MFS® Emerging Markets Equity	8,484,266	909,539	(583,333)	8,810,472
MFS® Research International	37,546,861	12,078,671	(1,144,096)	48,481,436
MFS® Value	37,190,633	4,190,387	(862,443)	40,518,577
Morgan Stanley Mid Cap Growth	—	898,299	(327,314)	570,985
Neuberger Berman Genesis	8,451,799	8,352,673	(369,853)	16,434,619
PIMCO Inflation Protected Bond	23,334,424	5,565,436	(534,865)	28,364,995
PIMCO Total Return	112,944,392	20,283,759	(28,168,765)	105,059,386
Pioneer Fund	—	7,106,906	(153,791)	6,953,115
Rainier Large Cap Equity	46,265,783	3,992,219	(25,615,907)	24,642,095
T. Rowe Price Large Cap Growth	—	13,177,983	(277,486)	12,900,497
T. Rowe Price Large Cap Value	12,734,850	5,907,740	(405,452)	18,237,138
T. Rowe Price Mid Cap Growth	19,812,105	1,797,247	(2,210,743)	19,398,609
Third Avenue Small Cap Value	12,981,088	1,333,767	(1,110,766)	13,204,089
Turner Mid Cap Growth	7,332,050	461,774	(7,793,824)	—
Van Eck Global Natural Resources	5,928,062	6,743,055	(671,955)	11,999,162
Van Kampen Comstock	29,204,864	12,960,985	(916,387)	41,249,462
Western Asset Management Strategic Bond Opportunities	—	8,414,188	(160,701)	8,253,487
Western Asset Management U.S. Government	35,709,352	6,578,437	(6,389,519)	35,898,270

*	The Portfolio had ownership of at least 25% of the outstanding voting securities of the Underlying Portfolio as of September 30, 2011. Once filed, the most recent Annual Report of the Underlying Portfolio will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

Underlying Portfolio (Class A)	Net Realized Gain/(Loss) on Sales of Underlying Portfolios	Capital Gain Distributions from Underlying Portfolios	Dividend Income from Underlying Portfolios	Ending Value as of September 30, 2011
Artio International Stock	$1,829,710	$—	$4,962,154	$80,187,217
BlackRock Bond Income	1,307,938	—	7,659,235	648,230,010
BlackRock High Yield	3,881,286	—	13,260,960	97,657,050
BlackRock Large Cap Value	112,140,573	—	6,799,086	261,868,897
BlackRock Legacy Large Cap Growth	(532,489)	—	—	166,200,608
Clarion Global Real Estate	(3,938,202)	—	7,996,770	175,290,014

MIST-200

Met Investors Series Trust

MetLife Balanced Strategy Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Transactions of Affiliated Issuers—(Continued)

Underlying Portfolio (Class A)	Net Realized Gain/(Loss) on Sales of Underlying Portfolios	Capital Gain Distributions from Underlying Portfolios	Dividend Income from Underlying Portfolios	Ending Value as of September 30, 2011
Davis Venture Value	$(720,147)	$—	$5,493,435	$429,722,368
Goldman Sachs Mid Cap Value	(45,847)	—	1,312,961	168,468,323
Harris Oakmark International	(4,713,011)	—	107,187	414,911,388
Invesco Small Cap Growth	1,604,669	—	—	327,894,301
Janus Forty	29,025,432	—	5,135,218	177,174,151
Jennison Growth	39,817,023	—	1,118,066	186,397,813
Lazard Mid Cap	27,628,654	—	938,867	—
Legg Mason ClearBridge Aggressive Growth	1,435,214	—	232,988	175,315,183
Lord Abbett Bond Debenture	18,552,922	—	18,441,221	100,590,151
Met/Artisan Mid Cap Value	2,649,511	—	990,315	87,816,640
Met/Dimensional International Small Company	7,082,795	7,379,317	4,315,970	164,534,104
Met/Eaton Vance Floating Rate	84,661	512,785	3,951,251	204,023,656
Met/Franklin Low Duration Total Return	(12,006)	—	—	204,643,959
Met/Templeton International Bond	1,096,620	260,049	14,415,972	292,480,051
MFS® Emerging Markets Equity	3,307,737	—	1,551,088	79,029,933
MFS® Research International	(4,681,808)	—	8,385,191	420,334,050
MFS® Value	2,657,690	—	7,740,604	443,273,232
Morgan Stanley Mid Cap Growth	(422,258)	—	—	5,978,214
Neuberger Berman Genesis	467,077	—	797,795	174,535,648
PIMCO Inflation Protected Bond	726,862	14,066,180	5,475,974	329,033,936
PIMCO Total Return	10,747,276	47,559,233	44,208,489	1,252,307,879
Pioneer Fund	(248,242)	—	—	83,228,790
Rainier Large Cap Equity	3,204,112	—	2,315,264	177,423,085
T. Rowe Price Large Cap Growth	(370,704)	—	—	174,543,720
T. Rowe Price Large Cap Value	(3,675,070)	—	2,519,831	338,116,543
T. Rowe Price Mid Cap Growth	4,514,605	5,273,152	—	167,022,023
Third Avenue Small Cap Value	(515,862)	—	2,609,175	165,447,239
Turner Mid Cap Growth	43,287,072	—	—	—
Van Eck Global Natural Resources	4,981,774	10,406,451	1,424,658	149,869,528
Van Kampen Comstock	(2,049,798)	—	3,982,773	343,608,016
Western Asset Management Strategic Bond Opportunities	25,358	—	—	104,489,147
Western Asset Management U.S. Government	(1,741,677)	16,531,991	7,203,224	436,522,967

	$298,389,450	$101,989,158	$185,345,722	$9,208,169,834

MIST-201

Met Investors Series Trust

MetLife Balanced Strategy Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the period ended September 30, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2011:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$9,208,169,834	$—	$—	$9,208,169,834
Total Investments	$9,208,169,834	$—	$—	$9,208,169,834

MIST-202

Met Investors Series Trust

MetLife Defensive Strategy Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
Artio International Stock Portfolio (Class A) (b)	2,826,228	$21,535,858
BlackRock Bond Income Portfolio (Class A) (b)	2,939,036	321,706,899
BlackRock High Yield Portfolio (Class A) (a)	6,650,153	52,602,708
BlackRock Large Cap Value Portfolio (Class A) (b)	5,232,702	47,565,263
BlackRock Legacy Large Cap Growth Portfolio (Class A) (b)	1,964,205	45,707,059
Clarion Global Real Estate Portfolio (Class A) (a)	2,763,576	23,877,294
Davis Venture Value Portfolio (Class A) (b)	1,769,603	47,301,482
Goldman Sachs Mid Cap Value Portfolio (Class A) (a)	2,132,706	23,054,552
Harris Oakmark International Portfolio (Class A) (a)	3,992,987	45,759,629
Invesco Small Cap Growth Portfolio (Class A)* (a)	1,801,359	22,625,068
Lord Abbett Bond Debenture Portfolio (Class A) (a)	2,263,108	27,406,240
Met/Artisan Mid Cap Value Portfolio (Class A) (b)	152,083	24,004,741
Met/Eaton Vance Floating Rate Portfolio (Class A) (a)	5,497,836	55,253,252
Met/Franklin Low Duration Total Return Portfolio (Class A)* (a)	11,319,359	111,042,915
Met/Templeton International Bond Portfolio (Class A) (a)	6,975,481	79,241,466
MFS® Research International Portfolio (Class A) (a)	7,927,231	68,729,095
MFS® Value Portfolio (Class A) (b)	8,851,566	96,836,137
Neuberger Berman Genesis Portfolio (Class A) (b)	4,495,703	47,744,364
PIMCO Inflation Protected Bond Portfolio (Class A) (a)	20,387,788	236,498,338
PIMCO Total Return Portfolio (Class A) (a)	51,922,121	618,911,676

Security Description	Shares	Value

Affiliated Investment Companies—(Continued)
Pioneer Fund Portfolio (Class A) (a)	5,731,378	$68,604,595
Rainier Large Cap Equity Portfolio (Class A) (a)	3,355,908	24,162,539
T. Rowe Price Large Cap Growth Portfolio (Class A) (b)	1,766,713	23,903,628
T. Rowe Price Large Cap Value Portfolio (Class A) (a)	3,743,625	69,406,811
Third Avenue Small Cap Value Portfolio (Class A) (a)	1,810,882	22,690,349
Van Eck Global Natural Resources Portfolio (Class A) (b)	1,651,044	20,621,536
Van Kampen Comstock Portfolio (Class A) (a)	8,518,383	70,958,127
Western Asset Management Strategic Bond
Opportunities Portfolio (Class A) (b)	4,471,718	56,611,951
Western Asset Management U.S.
Government Portfolio (Class A) (b)	24,177,535	293,998,826

Total Mutual Funds (Cost $2,641,101,475)		2,668,362,398

Total Investments—100.0% (Cost $2,641,101,475#)		2,668,362,398
Other assets and liabilities (net)—0.0%		(760,504)

Net Assets—100.0%		$2,667,601,894

*	Non-income producing security.
#	As of September 30, 2011, the aggregate cost of investments for federal income tax purposes was $2,641,101,475. The aggregate unrealized appreciation and depreciation of investments were $79,098,383 and $(51,837,460), respectively, resulting in net unrealized appreciation of $27,260,923 for federal income tax purposes.
(a)	A Portfolio of Met Investors Series Trust.
(b)	A Portfolio of Metropolitan Series Fund, Inc.

MIST-203

Met Investors Series Trust

MetLife Defensive Strategy Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Transactions of Affiliated Issuers

The Portfolio does not invest in the Underlying Portfolios for the purpose of exercising management or control; however, investments by the Portfolio within its principal investment strategies may represent a significant portion of the Underlying Portfolio’s net assets. Transactions in the Underlying Portfolios for the period ended September 30, 2011 were as follows:

Underlying Portfolio (Class A)	Number of Shares Held at December 31, 2010	Shares Purchased	Shares Sold	Number of Shares Held at September 30, 2011
Artio International Stock	5,208,437	540,378	(2,922,587)	2,826,228
BlackRock Bond Income	1,593,282	1,478,389	(132,635)	2,939,036
BlackRock High Yield	5,954,809	1,272,320	(576,976)	6,650,153
BlackRock Large Cap Value	10,105,722	926,794	(5,799,814)	5,232,702
BlackRock Legacy Large Cap Growth	—	1,990,614	(26,409)	1,964,205
Clarion Global Real Estate	2,592,182	475,360	(303,966)	2,763,576
Davis Venture Value	2,497,839	291,077	(1,019,313)	1,769,603
Goldman Sachs Mid Cap Value	2,120,742	313,800	(301,836)	2,132,706
Harris Oakmark International	3,833,039	573,021	(413,073)	3,992,987
Invesco Small Cap Growth	1,964,748	258,691	(422,080)	1,801,359
Jennison Growth	6,582,715	150,457	(6,733,172)	—
Lazard Mid Cap	2,369,888	65,918	(2,435,806)	—
Lord Abbett Bond Debenture	11,890,231	1,218,401	(10,845,524)	2,263,108
Met/Artisan Mid Cap Value	153,553	22,766	(24,236)	152,083
Met/Eaton Vance Floating Rate	7,240,669	977,738	(2,720,571)	5,497,836
Met/Franklin Low Duration Total Return	—	11,460,412	(141,053)	11,319,359
Met/Templeton International Bond	4,061,075	3,239,101	(324,695)	6,975,481
MFS® Research International	5,258,971	3,194,013	(525,753)	7,927,231
MFS® Value	8,413,823	1,354,180	(916,437)	8,851,566
Neuberger Berman Genesis	2,378,220	2,361,155	(243,672)	4,495,703
PIMCO Inflation Protected Bond	19,695,264	4,116,742	(3,424,218)	20,387,788
PIMCO Total Return	47,763,597	10,101,060	(5,942,536)	51,922,121
Pioneer Fund	—	5,807,995	(76,617)	5,731,378
Rainier Large Cap Equity	6,592,008	568,220	(3,804,320)	3,355,908
T. Rowe Price Large Cap Growth	—	1,789,796	(23,083)	1,766,713
T. Rowe Price Large Cap Value	2,405,409	1,534,851	(196,635)	3,743,625
Third Avenue Small Cap Value	1,840,522	282,026	(311,666)	1,810,882
Van Eck Global Natural Resources	1,687,397	407,383	(443,736)	1,651,044
Van Kampen Comstock	8,218,040	1,296,649	(996,306)	8,518,383
Western Asset Management Strategic Bond Opportunities	—	4,526,813	(55,095)	4,471,718
Western Asset Management U.S. Government	24,174,615	4,675,203	(4,672,283)	24,177,535

Underlying Portfolio (Class A)	Net Realized Gain/(Loss) on Sales of Underlying Portfolios	Capital Gain Distributions from Underlying Portfolios	Dividend Income from Underlying Portfolios	Ending Value as of September 30, 2011
Artio International Stock	$3,525,094	$—	$832,619	$21,535,858
BlackRock Bond Income	1,515,667	—	6,689,066	321,706,899
BlackRock High Yield	721,075	—	3,324,823	52,602,708
BlackRock Large Cap Value	21,348,399	—	1,159,006	47,565,263
BlackRock Legacy Large Cap Growth	(65,871)	—	—	45,707,059
Clarion Global Real Estate	1,190,159	—	1,020,252	23,877,294
Davis Venture Value	8,915,954	—	842,391	47,301,482
Goldman Sachs Mid Cap Value	1,769,677	—	163,297	23,054,552
Harris Oakmark International	995,100	—	13,307	45,759,629
Invesco Small Cap Growth	2,747,983	—	—	22,625,068
Jennison Growth	16,583,851	—	215,025	—
Lazard Mid Cap	10,655,880	—	232,937	—
Lord Abbett Bond Debenture	20,772,058	—	9,221,918	27,406,240
Met/Artisan Mid Cap Value	1,692,245	—	249,958	24,004,741
Met/Eaton Vance Floating Rate	911,022	192,771	1,485,390	55,253,252
Met/Franklin Low Duration Total Return	(1,444)	—	—	111,042,915
Met/Templeton International Bond	803,318	65,338	3,622,056	79,241,466

MIST-204

Met Investors Series Trust

MetLife Defensive Strategy Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Transactions of Affiliated Issuers—(Continued)

Underlying Portfolio (Class A)	Net Realized Gain/(Loss) on Sales of Underlying Portfolios	Capital Gain Distributions from Underlying Portfolios	Dividend Income from Underlying Portfolios	Ending Value as of September 30, 2011
MFS® Research International	$(688,646)	$—	$1,039,026	$68,729,095
MFS® Value	3,672,121	—	1,581,077	96,836,137
Neuberger Berman Genesis	366,542	—	199,013	47,744,364
PIMCO Inflation Protected Bond	119,780	10,624,654	4,136,185	236,498,338
PIMCO Total Return	(1,458,157)	17,911,544	16,649,603	618,911,676
Pioneer Fund	(91,135)	—	—	68,604,595
Rainier Large Cap Equity	6,169,364	—	293,733	24,162,539
T. Rowe Price Large Cap Growth	(20,695)	—	—	23,903,628
T. Rowe Price Large Cap Value	1,477,683	—	428,190	69,406,811
Third Avenue Small Cap Value	1,552,276	—	325,921	22,690,349
Van Eck Global Natural Resources	3,575,623	2,601,419	356,138	20,621,536
Van Kampen Comstock	1,894,357	—	1,009,664	70,958,127
Western Asset Management Strategic Bond Opportunities	8,214	—	—	56,611,951
Western Asset Management U.S. Government	(3,041,530)	9,864,304	4,298,018	293,998,826

	$107,615,964	$41,260,030	$59,388,613	$2,668,362,398

MIST-205

Met Investors Series Trust

MetLife Defensive Strategy Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the period ended September 30, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2011:

Description	Level 1	Level 2	Level	Total
Mutual Funds
Affiliated Investment Companies	$2,668,362,398	$—	$—	$2,668,362,398
Total Investments	$2,668,362,398	$—	$—	$2,668,362,398

MIST-206

Met Investors Series Trust

MetLife Growth Strategy Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
Artio International Stock Portfolio (Class A) (b)	14,798,253	$112,762,692
BlackRock Bond Income Portfolio (Class A) (b)	718,032	78,595,779
BlackRock Large Cap Value Portfolio (Class A) (b)	20,787,003	188,953,853
BlackRock Legacy Large Cap Growth Portfolio (Class A) (b)	7,782,711	181,103,676
Clarion Global Real Estate Portfolio (Class A) (a)	22,053,360	190,541,027
Davis Venture Value Portfolio (Class A) (b)	11,671,016	311,966,250
Dreman Small Cap Value Portfolio (Class A) (a)	9,574,462	110,872,270
Goldman Sachs Mid Cap Value Portfolio (Class A) (a)	5,792,755	62,619,683
Harris Oakmark International Portfolio (Class A) (a)	31,352,324	359,297,635
Invesco Small Cap Growth Portfolio (Class A)* (a)	14,385,526	180,682,213
Janus Forty Portfolio (Class A) (a)	3,213,752	189,611,393
Jennison Growth Portfolio (Class A) (b)	23,877,736	269,818,415
Legg Mason ClearBridge Aggressive Growth Portfolio (Class A) (a)	27,767,376	192,427,913
Loomis Sayles Small Cap Growth Portfolio (Class A)* (b)	13,387,112	117,672,714
Lord Abbett Bond Debenture Portfolio (Class A) (a)	11,855,764	143,573,297
Met/Artisan Mid Cap Value Portfolio (Class A) (b)	805,874	127,199,206
Met/Dimensional International Small Company Portfolio (Class A) (b)	13,615,968	178,641,497
Met/Eaton Vance Floating Rate Portfolio (Class A) (a)	14,737,031	148,107,164
Met/Templeton International Bond Portfolio (Class A) (a)	12,504,497	142,051,086
MFS® Emerging Markets Equity Portfolio (Class A) (a)	12,746,847	114,339,217
MFS® Research International Portfolio (Class A) (a)	35,519,293	307,952,273
MFS® Value Portfolio (Class A) (b)	35,227,494	385,388,786
Morgan Stanley Mid Cap Growth Portfolio (Class A) (a)	112,941	1,182,490

Security Description	Shares	Value

Affiliated Investment Companies—(Continued)
Neuberger Berman Genesis Portfolio (Class A) (b)	6,161,174	$65,431,663
PIMCO Inflation Protected Bond Portfolio (Class A) (a)	20,652,004	239,563,251
PIMCO Total Return Portfolio (Class A) (a)	31,741,026	378,353,028
Rainier Large Cap Equity Portfolio (Class A) (a)	26,664,574	191,984,935
T. Rowe Price Large Cap Growth Portfolio (Class A) (b)	14,072,633	190,402,725
T. Rowe Price Large Cap Value Portfolio (Class A) (a)	19,784,020	366,795,737
T. Rowe Price Mid Cap Growth Portfolio (Class A) (a)	14,413,499	124,100,223
Third Avenue Small Cap Value Portfolio (Class A) (a)	9,628,506	120,645,183
Turner Mid Cap Growth Portfolio (Class A)* (a)	9,906,505	118,481,801
Van Eck Global Natural Resources Portfolio (Class A) (b)	13,039,727	162,866,188
Van Kampen Comstock Portfolio (Class A) (a)	37,419,093	311,701,042

Total Mutual Funds (Cost $6,526,329,766)		6,365,686,305

Total Investments—100.0% (Cost $6,526,329,766#)		6,365,686,305
Other assets and liabilities (net)—0.0%		(1,753,038)

Net Assets—100.0%		$6,363,933,267

*	Non-income producing security.
#	As of September 30, 2011, the aggregate cost of investments for federal income tax purposes was $6,526,329,766. The aggregate unrealized appreciation and depreciation of investments were $299,683,175 and $(460,326,636), respectively, resulting in net unrealized depreciation of $(160,643,461) for federal income tax purposes.
(a)	A Portfolio of Met Investors Series Trust.
(b)	A Portfolio of Metropolitan Series Fund, Inc.

MIST-207

Met Investors Series Trust

MetLife Growth Strategy Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Transactions of Affiliated Issuers

The Portfolio does not invest in the Underlying Portfolios for the purpose of exercising management or control; however, investments by the Portfolio within its principal investment strategies may represent a significant portion of the Underlying Portfolio’s net assets. Transactions in the Underlying Portfolios for the period ended September 30, 2011 were as follows:

Underlying Portfolio (Class A)	Number of Shares Held at December 31, 2010	Shares Purchased	Shares Sold	Number of Shares Held at September 30, 2011
Artio International Stock	22,534,499	551,842	(8,288,088)	14,798,253
BlackRock Bond Income	—	753,684	(35,652)	718,032
BlackRock High Yield	8,531,531	636,303	(9,167,834)	—
BlackRock Large Cap Value	42,825,239	791,087	(22,829,323)	20,787,003
BlackRock Legacy Large Cap Growth	—	8,216,417	(433,706)	7,782,711
Clarion Global Real Estate	21,997,781	1,561,265	(1,505,686)	22,053,360
Davis Venture Value	14,226,164	275,386	(2,830,534)	11,671,016
Dreman Small Cap Value*	—	10,126,639	(552,177)	9,574,462
Goldman Sachs Mid Cap Value	12,000,193	165,054	(6,372,492)	5,792,755
Harris Oakmark International	22,289,657	11,238,262	(2,175,595)	31,352,324
Invesco Small Cap Growth	22,311,085	170,938	(8,096,497)	14,385,526
Janus Forty	3,150,025	286,731	(223,004)	3,213,752
Jennison Growth	37,114,282	399,992	(13,636,538)	23,877,736
Legg Mason ClearBridge Aggressive Growth	42,351,956	364,945	(14,949,525)	27,767,376
Loomis Sayles Small Cap Growth*	—	14,143,652	(756,540)	13,387,112
Lord Abbett Bond Debenture	5,668,775	6,880,687	(693,698)	11,855,764
Met/Artisan Mid Cap Value	886,184	15,480	(95,790)	805,874
Met/Dimensional International Small Company*	14,378,603	921,177	(1,683,812)	13,615,968
Met/Eaton Vance Floating Rate	6,969,113	8,631,013	(863,095)	14,737,031
Met/Templeton International Bond	11,785,785	1,540,723	(822,011)	12,504,497
MFS® Emerging Markets Equity	13,612,637	314,684	(1,180,474)	12,746,847
MFS® Research International	45,169,160	1,250,665	(10,900,532)	35,519,293
MFS® Value	35,960,991	1,712,660	(2,446,157)	35,227,494
Morgan Stanley Mid Cap Growth	—	720,339	(607,398)	112,941
Neuberger Berman Genesis	13,624,149	197,043	(7,660,018)	6,161,174
PIMCO Inflation Protected Bond	24,646,804	3,116,197	(7,110,997)	20,652,004
PIMCO Total Return	33,507,987	4,222,618	(5,989,579)	31,741,026
Rainier Large Cap Equity*	55,944,197	736,952	(30,016,575)	26,664,574
T. Rowe Price Large Cap Growth	—	14,834,148	(761,515)	14,072,633
T. Rowe Price Large Cap Value	13,578,781	7,505,988	(1,300,749)	19,784,020
T. Rowe Price Mid Cap Growth	15,973,247	484,975	(2,044,723)	14,413,499
Third Avenue Small Cap Value	15,444,736	307,750	(6,123,980)	9,628,506
Turner Mid Cap Growth*	11,675,362	92,990	(1,861,847)	9,906,505
Van Eck Global Natural Resources	9,417,244	4,919,681	(1,297,198)	13,039,727
Van Kampen Comstock	31,376,675	8,587,103	(2,544,685)	37,419,093

*	The Portfolio had ownership of at least 25% of the outstanding voting securities of the Underlying Portfolio as of September 30, 2011. Once filed, the most recent Annual Report of the Underlying Portfolio will be available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

Underlying Portfolio (Class A)	Net Realized Gain/(Loss) on Sales of Underlying Portfolios	Capital Gain Distributions from Underlying Portfolios	Dividend Income from Underlying Portfolios	Ending Value as of September 30, 2011
Artio International Stock	$(23,183,383)	$—	$3,713,898	$112,762,692
BlackRock Bond Income	65,713	—	—	78,595,779
BlackRock High Yield	17,437,951	—	4,912,290	—
BlackRock Large Cap Value	85,137,874	—	5,061,222	188,953,853
BlackRock Legacy Large Cap Growth	(1,143,411)	—	—	181,103,676
Clarion Global Real Estate	(6,918,719)	—	8,946,184	190,541,027
Davis Venture Value	(9,721,078)	—	4,944,382	311,966,250
Dreman Small Cap Value	(1,040,872)	—	—	110,872,270
Goldman Sachs Mid Cap Value	(1,645,685)	—	986,055	62,619,683

MIST-208

Met Investors Series Trust

MetLife Growth Strategy Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Transactions of Affiliated Issuers—(Continued)

Underlying Portfolio (Class A)	Net Realized Gain/(Loss) on Sales of Underlying Portfolios	Capital Gain Distributions from Underlying Portfolios	Dividend Income from Underlying Portfolios	Ending Value as of September 30, 2011
Harris Oakmark International	$(10,143,661)	$—	$80,732	$359,297,635
Invesco Small Cap Growth	18,554,077	—	—	180,682,213
Janus Forty	3,833,936	—	3,825,793	189,611,393
Jennison Growth	58,706,133	—	1,253,096	269,818,415
Legg Mason ClearBridge Aggressive Growth	7,354,269	—	354,578	192,427,913
Loomis Sayles Small Cap Growth	(874,686)	—	—	117,672,714
Lord Abbett Bond Debenture	404,684	—	4,535,842	143,573,297
Met/Artisan Mid Cap Value	(4,275,811)	—	1,489,554	127,199,206
Met/Dimensional International Small Company	10,595,297	8,424,833	4,927,466	178,641,497
Met/Eaton Vance Floating Rate	228,903	191,900	1,478,679	148,107,164
Met/Templeton International Bond	1,854,225	195,157	10,818,619	142,051,086
MFS® Emerging Markets Equity	(1,599,678)	—	2,318,921	114,339,217
MFS® Research International	(31,205,712)	—	9,406,169	307,952,273
MFS® Value	8,545,089	—	6,964,011	385,388,786
Morgan Stanley Mid Cap Growth	(614,535)	—	—	1,182,490
Neuberger Berman Genesis	18,507,797	—	1,200,571	65,431,663
PIMCO Inflation Protected Bond	5,390,363	14,244,249	5,545,297	239,563,251
PIMCO Total Return	695,611	13,538,062	12,584,249	378,353,028
Rainier Large Cap Equity	(26,833,505)	—	2,609,455	191,984,935
T. Rowe Price Large Cap Growth	(787,714)	—	—	190,402,725
T. Rowe Price Large Cap Value	(7,355,674)	—	2,504,863	366,795,737
T.Rowe Price Mid Cap Growth	5,292,052	4,018,288	1	124,100,223
Third Avenue Small Cap Value	2,414,748	—	2,899,324	120,645,183
Turner Mid Cap Growth	5,212,787	—	—	118,481,801
Van Eck Global Natural Resources	9,086,361	15,842,479	2,168,857	162,866,188
Van Kampen Comstock	(4,626,432)	—	3,987,927	311,701,042

	$127,347,314	$56,454,968	$109,518,035	$6,365,686,305

MIST-209

Met Investors Series Trust

MetLife Growth Strategy Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the period ended September 30, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2011:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$6,365,686,305	$—	$—	$6,365,686,305
Total Investments	$6,365,686,305	$—	$—	$6,365,686,305

MIST-210

Met Investors Series Trust

MetLife Moderate Strategy Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
Artio International Stock Portfolio (Class A) (b)	4,686,653	$35,712,294
BlackRock Bond Income Portfolio (Class A) (b)	4,027,024	440,798,041
BlackRock High Yield Portfolio (Class A) (a)	11,113,920	87,911,106
BlackRock Large Cap Value Portfolio (Class A) (b)	12,938,209	117,608,321
BlackRock Legacy Large Cap Growth Portfolio (Class A) (b)	4,859,032	113,069,669
Clarion Global Real Estate Portfolio (Class A) (a)	9,193,796	79,434,399
Davis Venture Value Portfolio (Class A) (b)	4,420,440	118,158,357
Goldman Sachs Mid Cap Value Portfolio (Class A) (a)	3,533,101	38,192,826
Harris Oakmark International Portfolio (Class A) (a)	9,910,253	113,571,504
Invesco Small Cap Growth Portfolio (Class A)* (a)	5,958,863	74,843,321
Lord Abbett Bond Debenture Portfolio (Class A) (a)	3,785,907	45,847,332
Met/Artisan Mid Cap Value Portfolio (Class A) (b)	252,196	39,806,560
Met/Dimensional International Small Company Portfolio (Class A) (b)	2,842,878	37,298,562
Met/Eaton Vance Floating Rate Portfolio (Class A) (a)	9,195,785	92,417,641
Met/Franklin Low Duration Total Return Portfolio (Class A)* (a)	14,178,175	139,087,895
Met/Templeton International Bond Portfolio (Class A) (a)	7,801,259	88,622,301
MFS® Emerging Markets Equity Portfolio (Class A) (a)	3,994,495	35,830,617
MFS® Research International Portfolio (Class A) (a)	17,690,527	153,376,870
MFS® Value Portfolio (Class A) (b)	18,369,596	200,963,383
Morgan Stanley Mid Cap Growth Portfolio (Class A) (a)	239,456	2,507,109
Neuberger Berman Genesis Portfolio (Class A) (b)	7,449,634	79,115,110

Security Description	Shares	Value

Affiliated Investment Companies—(Continued)
PIMCO Inflation Protected Bond Portfolio (Class A) (a)	17,159,217	$199,046,921
PIMCO Total Return Portfolio (Class A) (a)	75,261,825	897,120,955
Pioneer Fund Portfolio (Class A) (a)	6,306,720	75,491,434
Rainier Large Cap Equity Portfolio (Class A) (a)	11,084,070	79,805,307
T. Rowe Price Large Cap Growth Portfolio (Class A) (b)	8,773,625	118,707,139
T. Rowe Price Large Cap Value Portfolio (Class A) (a)	8,222,091	152,437,566
T. Rowe Price Mid Cap Growth Portfolio (Class A) (a)	4,252,312	36,612,405
Third Avenue Small Cap Value Portfolio (Class A) (a)	5,987,890	75,028,268
Van Eck Global Natural Resources Portfolio (Class A) (b)	2,726,206	34,050,311
Van Kampen Comstock Portfolio (Class A) (a)	14,123,512	117,648,858
Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (b)	3,739,106	47,337,084
Western Asset Management U.S. Government Portfolio (Class A) (b)	28,423,502	345,629,780

Total Mutual Funds (Cost $4,313,705,596)		4,313,089,246

Total Investments—100.0% (Cost $4,313,705,596#)		4,313,089,246
Other assets and liabilities (net)—0.0%		(1,192,306)

Net Assets—100.0%		$4,311,896,940

*	Non-income producing security.
#	As of September 30, 2011, the aggregate cost of investments for federal income tax purposes was $4,313,705,596. The aggregate unrealized appreciation and depreciation of investments were $119,043,550 and $(119,659,900), respectively, resulting in net unrealized depreciation of $(616,350) for federal income tax purposes.
(a)	A Portfolio of Met Investors Series Trust.
(b)	A Portfolio of Metropolitan Series Fund, Inc.

MIST-211

Met Investors Series Trust

MetLife Moderate Strategy Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Transactions of Affiliated Issuers

The Portfolio does not invest in the Underlying Portfolios for the purpose of exercising management or control; however, investments by the Portfolio within its principal investment strategies may represent a significant portion of the Underlying Portfolio’s net assets. Transactions in the Underlying Portfolios for the period ended September 30, 2011 were as follows:

Underlying Portfolio (Class A)	Number of Shares Held at December 31, 2010	Shares Purchased	Shares Sold	Number of Shares Held at September 30, 2011
Artio International Stock	8,430,748	851,901	(4,595,996)	4,686,653
BlackRock Bond Income	1,499,619	2,587,414	(60,009)	4,027,024
BlackRock High Yield	9,833,124	1,619,518	(338,722)	11,113,920
BlackRock Large Cap Value	20,434,426	1,884,892	(9,381,109)	12,938,209
BlackRock Legacy Large Cap Growth	—	4,939,518	(80,486)	4,859,032
Clarion Global Real Estate	8,446,357	1,129,108	(381,669)	9,193,796
Davis Venture Value	6,733,921	636,259	(2,949,740)	4,420,440
Goldman Sachs Mid Cap Value	3,423,358	324,647	(214,904)	3,533,101
Harris Oakmark International	9,405,081	855,736	(350,564)	9,910,253
Invesco Small Cap Growth	6,338,300	528,911	(908,348)	5,958,863
Jennison Growth	14,167,165	979,628	(15,146,793)	—
Lazard Mid Cap	3,826,921	281,916	(4,108,837)	—
Lord Abbett Bond Debenture	13,126,966	1,844,778	(11,185,837)	3,785,907
Met/Artisan Mid Cap Value	248,807	24,553	(21,164)	252,196
Met/Dimensional International Small Company	2,690,853	398,033	(246,008)	2,842,878
Met/Eaton Vance Floating Rate	7,973,217	1,367,091	(144,523)	9,195,785
Met/Franklin Low Duration Total Return	—	14,388,375	(210,200)	14,178,175
Met/Templeton International Bond	6,684,336	1,240,022	(123,099)	7,801,259
MFS® Emerging Markets Equity	3,913,966	410,215	(329,686)	3,994,495
MFS® Research International	17,136,223	1,877,292	(1,322,988)	17,690,527
MFS® Value	17,013,997	1,844,450	(488,851)	18,369,596
Morgan Stanley Mid Cap Growth	—	293,141	(53,685)	239,456
Neuberger Berman Genesis	3,840,364	3,733,481	(124,211)	7,449,634
PIMCO Inflation Protected Bond	18,043,404	3,084,382	(3,968,569)	17,159,217
PIMCO Total Return	75,328,155	12,499,564	(12,565,894)	75,261,825
Pioneer Fund	—	6,410,560	(103,840)	6,306,720
Rainier Large Cap Equity	15,960,238	1,395,351	(6,271,519)	11,084,070
T. Rowe Price Large Cap Growth	—	8,914,079	(140,454)	8,773,625
T. Rowe Price Large Cap Value	3,890,311	4,470,424	(138,644)	8,222,091
T. Rowe Price Mid Cap Growth	4,506,454	394,457	(648,599)	4,252,312
Third Avenue Small Cap Value	5,941,865	601,564	(555,539)	5,987,890
Van Eck Global Natural Resources	2,711,432	532,861	(518,087)	2,726,206
Van Kampen Comstock	13,288,534	1,390,620	(555,642)	14,123,512
Western Asset Management Strategic Bond Opportunities	—	3,793,903	(54,797)	3,739,106
Western Asset Management U.S. Government	26,505,951	4,304,838	(2,387,287)	28,423,502

Underlying Portfolio (Class A)	Net Realized Gain/(Loss) on Sales of Underlying Portfolios	Capital Gain Distributions from Underlying Portfolios	Dividend Income from Underlying Portfolios	Ending Value as of September 30, 2011
Artio International Stock	$(4,145,920)	$—	$1,492,258	$35,712,294
BlackRock Bond Income	679,643	—	6,962,564	440,798,041
BlackRock High Yield	29,295	—	6,056,814	87,911,106
BlackRock Large Cap Value	35,354,531	—	2,583,377	117,608,321
BlackRock Legacy Large Cap Growth	(253,157)	—	—	113,069,669
Clarion Global Real Estate	(2,333,371)	—	3,675,311	79,434,399
Davis Venture Value	9,134,988	—	2,506,395	118,158,357
Goldman Sachs Mid Cap Value	1,085,934	—	298,066	38,192,826
Harris Oakmark International	(1,794,560)	—	36,455	113,571,504
Invesco Small Cap Growth	6,191,909	—	—	74,843,321
Jennison Growth	35,259,503	—	511,621	—
Lazard Mid Cap	16,915,676	—	424,867	—
Lord Abbett Bond Debenture	17,332,688	—	11,240,007	45,847,332

MIST-212

Met Investors Series Trust

MetLife Moderate Strategy Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Transactions of Affiliated Issuers—(Continued)

Underlying Portfolio (Class A)	Net Realized Gain/(Loss) on Sales of Underlying Portfolios	Capital Gain Distributions from Underlying Portfolios	Dividend Income from Underlying Portfolios	Ending Value as of September 30, 2011
Met/Artisan Mid Cap Value	$1,525,216	$—	$447,591	$39,806,560
Met/Dimensional International Small Company	1,653,663	1,670,633	977,109	37,298,562
Met/Eaton Vance Floating Rate	33,605	234,762	1,808,956	92,417,641
Met/Franklin Low Duration Total Return	(7,198)	—	—	139,087,895
Met/Templeton International Bond	264,729	118,895	6,591,009	88,622,301
MFS® Emerging Markets Equity	1,919,489	—	710,936	35,830,617
MFS® Research International	(2,109,414)	—	3,793,821	153,376,870
MFS® Value	1,773,199	—	3,526,818	200,963,383
Morgan Stanley Mid Cap Growth	(68,299)	—	—	2,507,109
Neuberger Berman Genesis	166,500	—	362,145	79,115,110
PIMCO Inflation Protected Bond	1,897,303	10,759,743	4,188,776	199,046,921
PIMCO Total Return	4,844,643	31,250,858	29,049,106	897,120,955
Pioneer Fund	(159,298)	—	—	75,491,434
Rainier Large Cap Equity	(5,152,585)	—	796,301	79,805,307
T. Rowe Price Large Cap Growth	(174,561)	—	—	118,707,139
T. Rowe Price Large Cap Value	479,603	—	767,402	152,437,566
T. Rowe Price Mid Cap Growth	1,530,218	1,194,264	—	36,612,405
Third Avenue Small Cap Value	218,985	—	1,190,450	75,028,268
Van Eck Global Natural Resources	4,009,789	4,727,684	647,226	34,050,311
Van Kampen Comstock	(245,052)	—	1,808,046	117,648,858
Western Asset Management Strategic Bond Opportunities	7,477	—	—	47,337,084
Western Asset Management U.S. Government	(420,433)	12,003,247	5,229,987	345,629,780

	$125,444,738	$61,960,086	$97,683,414	$4,313,089,246

MIST-213

Met Investors Series Trust

MetLife Moderate Strategy Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the period ended September 30, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2011:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$4,313,089,246	$—	$—	$4,313,089,246
Total Investments	$4,313,089,246	$—	$—	$4,313,089,246

MIST-214

Met Investors Series Trust

MFS® Emerging Markets Equity Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stocks—98.8% of Net Assets

Security Description	Shares	Value

Austria—0.5%
Erste Group Bank AG	170,728	$4,368,407

Brazil—16.3%
Anhanguera Educacional Participacoes S.A.	451,100	5,900,078
Arezzo & Co.	345,990	3,552,931
Banco Santander Brasil S.A.	801,100	5,940,328
BM&F BOVESPA S.A.	1,804,700	8,573,605
Brasil Brokers Participacoes	1,711,200	5,475,100
Brasil Insurance Participacoes e Administracao S.A.	807,900	7,684,929
CETIP	267,600	3,398,784
CIA Brasileira de Meios de Pagamento	176,102	3,987,933
CIA Hering	227,400	3,860,362
Companhia de Bebidas das Americas (ADR) (a)	265,772	8,145,912
Companhia Siderurgica Nacional S.A. (ADR) (a)	322,285	2,558,943
CPFL Energia S.A.	2,300	25,645
CSU Cardsystem S.A.	1,425,898	3,059,487
Diagnosticos da America S.A.	832,400	7,193,663
Duratex S.A.	559,506	2,603,619
Fleury S.A.	395,300	4,794,234
Gerdau S.A. (ADR) (a)	352,700	2,514,751
Itau Unibanco Banco Multiplo S.A. (ADR)	224,863	3,489,874
Kroton Educacional S.A.*	389,423	3,777,945
Lojas Renner S.A.	150,600	4,122,627
LPS Brasil-Consultoria de Imoveis S.A.	207,400	3,379,603
M Dias Branco S.A.	253,800	5,123,324
Multiplus S.A.	156,130	2,206,620
Petroleo Brasileiro S.A. (ADR)	699,922	15,713,249
Redecard S.A.	182,000	2,518,146
Tim Participacoes S.A. (ADR) (a)	129,869	3,059,714
Totvs S.A.	177,800	3,075,044
Tractebel Energia S.A.	263,440	3,716,138
Vale S.A. (ADR) (a)	800,260	18,245,928

		147,698,516

Canada—0.3%
Bankers Petroleum, Ltd.*	839,068	2,826,504

Chile—1.2%
Aguas Andinas S.A.	6,740,489	3,565,367
Banco Santander Chile (ADR) (a)	28,195	2,071,769
Empresa Nacional de Telecomunicaciones S.A.	106,634	2,050,638
Enersis S.A. (ADR)	179,912	3,042,312

		10,730,086

China—5.9%
Anhui Conch Cement Co., Ltd. - Class H	1,915,000	5,208,919
Bank of China, Ltd.	37,571,000	11,468,620
China Construction Bank Corp.	23,992,060	14,322,134
China Pacific Insurance (Group) Co., Ltd. - Class H	3,699,200	10,659,919
China Shenhua Energy Co., Ltd.	2,129,000	8,345,386
Guangzhou Automobile Group Co., Ltd.	1,994,000	1,919,838
Maanshan Iron & Steel Co., Ltd. - Class H	7,172,000	1,570,445

		53,495,261

Security Description	Shares	Value

Colombia—0.2%
Bancolombia S.A. (ADR) (a)	36,057	$2,008,375

Czech Republic—1.6%
Komercni Banka A.S.	77,531	14,496,847

Egypt—0.5%
Commercial International Bank Egypt SAE (GDR)	1,234,071	4,689,470

Hong Kong—12.3%
Ajisen China Holdings, Ltd.	1,790,000	2,050,125
China Mobile, Ltd.	553,500	5,403,705
China Unicom (Hong Kong), Ltd.	2,186,000	4,471,013
China Unicom (Hong Kong), Ltd. (ADR) (a)	723,529	14,759,991
CNOOC, Ltd.	4,341,000	6,955,643
Dairy Farm International Holdings, Ltd.	594,000	5,047,829
First Pacific Co., Ltd.	18,106,800	15,815,279
Geely Automobile Holdings, Ltd.	17,265,000	3,721,563
GOME Electrical Appliances Holding, Ltd.	8,842,000	2,035,145
Hang Lung Properties, Ltd.	2,309,000	6,829,138
Hengan International Group Co., Ltd.	895,500	7,076,597
Li & Fung, Ltd.	4,982,000	8,219,939
Sands China, Ltd.*	2,600,400	5,983,337
Sinotruk Hong Kong, Ltd.	10,181,000	5,763,580
Stella International Holdings, Ltd.	5,143,000	11,404,986
VTech Holdings, Ltd.	677,300	6,220,340

		111,758,210

India—8.5%
BEML, Ltd.	142,104	1,317,089
Dabur India, Ltd.	5,568,368	11,672,539
Dish TV India, Ltd.*	3,285,958	5,176,634
Housing Development Finance Corp., Ltd.	510,885	6,606,241
ICICI Bank, Ltd.	381,059	6,697,294
Infosys Technologies, Ltd. (ADR) (a)	289,580	14,788,851
MOIL, Ltd.	653,355	3,720,799
Oil & Natural Gas Corp., Ltd.	537,685	2,916,771
Reliance Industries, Ltd.	1,055,740	17,137,615
Steel Authority of India, Ltd.	3,169,822	6,841,880

		76,875,713

Indonesia—2.4%
PT Bank Negara Indonesia (Persero) Tbk	20,053,500	8,251,407
PT Mitra Adiperkasa Tbk	4,026,500	1,951,369
PT XL Axiata Tbk	21,046,500	11,776,461

		21,979,237

Israel—1.1%
Nice Systems, Ltd. (ADR)*	155,710	4,725,798
Teva Pharmaceutical Industries, Ltd., (ADR)	133,386	4,964,627

		9,690,425

Japan—2.3%
Chugoku Marine Paints, Ltd. (a)	938,000	6,836,798
GLORY, Ltd. (a)	221,700	5,193,654
INPEX Corp. (a)	1,343	8,285,780

		20,316,232

MIST-215

Met Investors Series Trust

MFS® Emerging Markets Equity Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Luxembourg—0.9%
Tenaris S.A. (ADR)	167,122	$4,253,255
Ternium S.A. (ADR)	169,774	3,536,392

		7,789,647

Malaysia—1.2%
CIMB Group Holdings Berhad	3,459,500	7,503,219
Top Glove Corp. Berhad	2,654,900	3,391,396

		10,894,615

Mexico—5.4%
Alfa S.A.B. - Class A (a)	142,233	1,471,648
America Movil S.A.B. de C.V. (ADR)	576,086	12,719,979
Arca Continental S.A.B. de C.V.	502,315	2,093,519
Bolsa Mexicana de Valores S.A. de C.V. (a)	2,241,900	3,117,266
Compartamos S.A.B. de C.V. (a)	3,087,988	4,204,029
Corporacion GEO S.A.B. de C.V., Series B*	1,443,640	1,879,438
Corporacion Moctezuma S.A.B. de C.V.	1,471,200	2,884,193
Genomma Lab Internacional S.A.B. de C.V. - Class B*	1,896,400	3,149,089
Grupo Aeroportuario del Sureste S.A.B. de C.V. (ADR)	110,992	5,518,522
Grupo Mexico S.A.B. de C.V., Series B	1,423,593	3,390,381
Grupo Televisa S.A. (ADR) (a)	540	9,930
Kimberly-Clark de Mexico, S.A.B. de C.V. - Class A	470,579	2,417,396
Mexichem S.A.B. de C.V. (a)	1,005,500	3,044,436
Urbi Desarrollos Urbanos S.A.B. de C.V.* (a)	1,927,756	2,616,075

		48,515,901

Panama—0.4%
Copa Holdings S.A. - Class A	57,719	3,536,443

Philippines—0.6%
Manila Water Co.	11,769,200	5,095,891

Russia—4.8%
Gazprom (ADR)	1,566,078	14,977,064
Magnitogorsk Iron & Steel Works (GDR)	460,261	2,201,428
Metal and Metallurgical Co. Norilsk Nickel (ADR) (a)	404,377	8,787,112
Mobile Telesystems (ADR)	294,170	3,618,291
Sberbank of Russia	6,471,490	13,994,565

		43,578,460

South Africa—7.1%
Gold Fields, Ltd.	419,003	6,484,807
Lewis Group, Ltd.	805,846	7,010,279
Mr. Price Group, Ltd.	1,562,247	13,052,797
MTN Group, Ltd.	1,003,577	16,529,438
Naspers, Ltd. - Class N	292,248	12,735,288
Shoprite Holdings, Ltd.	163,672	2,306,999
Tiger Brands, Ltd.	225,530	5,884,953

		64,004,561

South Korea—11.3%
E-Mart Co., Ltd.*	48,218	12,060,477
Hana Financial Group, Inc.	350,430	10,183,839

Security Description	Shares	Value

South Korea—(Continued)
Kia Motors Corp.	227,130	$13,576,263
Mando Corp.	75,884	12,235,882
POSCO	13,405	4,121,395
Samsung Electronics Co., Ltd.	55,721	39,033,293
Seoul Semiconductor Co., Ltd.	141,241	2,495,642
Shinsegae Co., Ltd.	17,045	3,879,303
TK Corp.*	360,684	4,967,308

		102,553,402

Taiwan—7.7%
Chinatrust Financial Holding Co., Ltd.	11,764,249	6,691,066
Formosa Plastics Corp.	1,622,000	4,288,337
High Tech Computer Corp.	245,967	5,403,660
Hon Hai Precision Industry Co., Ltd.	5,450,146	12,166,510
Siliconware Precision Industries Co.	15,200,000	14,933,123
Taiwan Semiconductor Manufacturing Co., Ltd.	10,430,842	23,633,789
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	241,751	2,763,214

		69,879,699

Thailand—1.9%
Asian Property Development Public Co., Ltd.	11,427,600	1,948,408
Asian Property Development Public Co., Ltd. (NVDR)	5,305,800	919,723
Bangkok Bank Public Co., Ltd.	1,681,400	7,855,422
CP ALL PCL	3,264,800	5,041,351
Minor International PCL	4,122,700	1,286,479

		17,051,383

Turkey—2.0%
BIM Birlesik Magazalar A.S.	76,150	2,099,760
Tupras-Turkiye Petrol Rafinerileri A.S.	550,243	11,361,599
Turkiye Garanti Bankasi A.S.	1,295,938	5,035,954

		18,497,313

United Kingdom—1.7%
Standard Chartered plc	742,632	14,891,605

United States—0.7%
Credicorp, Ltd.	68,393	6,305,834

Total Common Stocks (Cost $965,358,342)		893,528,037

Preferred Stocks—0.4%

Brazil—0.4%
Eletropaulo Metropolitana S.A.	203,769	3,134,315
Suzano Papel e Celulose S.A.	3,175	14,346
Usinas Siderurgicas de Minas Gerais S.A. - Class A	2,700	15,351

(Cost $3,861,737)		3,164,012

MIST-216

Met Investors Series Trust

MFS® Emerging Markets Equity Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Short-Term Investments—9.3%

Security Description	Shares/Par Amount	Value

Mutual Funds—8.7%
State Street Navigator Securities Lending Prime Portfolio (b)	78,484,154	$78,484,154

Repurchase Agreement—0.6%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/11 at 0.010% to be repurchased at $5,541,005 on 10/03/11, collateralized by $5,100,000 Federal National Mortgage Association at 4.125% due 04/15/14 with a value of $5,654,625.	$5,541,000	5,541,000

Total Short-Term Investments (Cost $84,025,154)		84,025,154

Total Investments—108.5% (Cost $1,053,245,233#)		980,717,203
Other assets and liabilities (net)—(8.5)%		(76,733,033)

Net Assets—100.0%		$903,984,170

*	Non-income producing security.
#	As of September 30, 2011, the aggregate cost of investments for federal income tax purposes was $1,053,245,233. The aggregate unrealized appreciation and depreciation of investments were $76,267,067 and $(148,795,097), respectively, resulting in net unrealized depreciation of $(72,528,030) for federal income tax purposes.
(a)	All or a portion of the security was on loan. As of September 30, 2011, the market value of securities loaned was $74,306,339 and the collateral received consisted of cash in the amount of $78,484,154. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Represents investment of cash collateral received from securities lending transactions.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(GDR)—	A Global Depositary Receipt is a negotiable certificate issued by one country’s bank against a certain number of shares of a company’s stock held in its custody but traded on the stock exchange of another country.
(NVDR)—	Non-Voting Depository Receipts

Ten Largest Industries as of September 30, 2011 (Unaudited)

% of Net Assets
Commercial Banks	16.6
Oil, Gas & Consumable Fuels	9.8
Semiconductors & Semiconductor Equipment	9.2
Metals & Mining	7.1
Wireless Telecommunication Services	4.8
Diversified Telecommunication Services	3.4
Diversified Financial Services	3.0
Food & Staples Retailing	2.9
Specialty Retail	2.9
IT Services	2.7

MIST-217

Met Investors Series Trust

MFS® Emerging Markets Equity Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the period ended September 30, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2011:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	$—	$4,368,407	$—	$4,368,407
Brazil	147,698,516	—	—	147,698,516
Canada	2,826,504	—	—	2,826,504
Chile	10,730,086	—	—	10,730,086
China	—	53,495,261	—	53,495,261
Colombia	2,008,375	—	—	2,008,375
Czech Republic	—	14,496,847	—	14,496,847
Egypt	4,689,470	—	—	4,689,470
Hong Kong	14,759,991	96,998,219	—	111,758,210
India	14,788,851	62,086,862	—	76,875,713
Indonesia	—	21,979,237	—	21,979,237
Israel	9,690,425	—	—	9,690,425
Japan	—	20,316,232	—	20,316,232
Luxembourg	7,789,647	—	—	7,789,647
Malaysia	—	10,894,615	—	10,894,615
Mexico	48,515,901	—	—	48,515,901
Panama	3,536,443	—	—	3,536,443
Philippines	—	5,095,891	—	5,095,891
Russia	16,573,978	27,004,482	—	43,578,460
South Africa	—	64,004,561	—	64,004,561
South Korea	—	102,553,402	—	102,553,402
Taiwan	2,763,214	67,116,485	—	69,879,699
Thailand	8,276,238	8,775,145	—	17,051,383
Turkey	—	18,497,313	—	18,497,313
United Kingdom	—	14,891,605	—	14,891,605
United States	6,305,834	—	—	6,305,834
Total Common Stocks	300,953,473	592,574,564	—	893,528,037
Total Preferred Stocks*	3,164,012	—	—	3,164,012
Short-Term Investments
Mutual Funds	78,484,154	—	—	78,484,154
Repurchase Agreement	—	5,541,000	—	5,541,000
Total Short-Term Investments	78,484,154	5,541,000	—	84,025,154
Total Investments	$382,601,639	$598,115,564	$—	$980,717,203

MIST-218

Met Investors Series Trust

MFS® Research International Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stocks—98.8% of Net Assets

Security Description	Shares	Value

Australia—3.7%
Iluka Resources, Ltd. (a)	1,352,113	$15,917,943
National Australia Bank, Ltd.	613,444	13,123,394
Newcrest Mining, Ltd. (a)	480,581	15,947,006
Nufarm, Ltd.* (a)	2,790,321	11,418,567
Westpac Banking Corp. (a)	1,584,300	30,661,177

		87,068,087

Austria—0.5%
Erste Group Bank AG	501,052	12,820,387

Belgium—0.4%
KBC Grope N.V.	425,798	9,838,028

Brazil—1.7%
Banco Santander Brasil S.A. (ADR) (a)	1,611,630	11,797,132
Diagnosticos da America S.A.	1,330,300	11,496,553
Tim Participacoes S.A. (ADR) (a)	343,859	8,101,318
Tractebel Energia S.A.	562,450	7,934,033

		39,329,036

Canada—1.0%
Bankers Petroleum, Ltd.*	1,245,379	4,195,213
Teck Resources, Ltd. - Class B	622,847	18,535,543

		22,730,756

China—0.6%
China Construction Bank Corp.	21,851,804	13,044,501

Czech Republic—1.3%
CEZ	418,278	16,168,168
Komercni Banka A.S.	74,563	13,941,887

		30,110,055

Finland—1.2%
Fortum Oyj	846,447	19,954,590
Outotec Oyj (a)	203,747	7,273,092

		27,227,682

France—8.4%
BNP Paribas S.A.	813,915	32,340,507
Danone	676,086	41,767,083
Dassault Systemes S.A. (a)	257,273	18,235,763
Legrand S.A.	232,316	7,270,296
LVMH Moet Hennessy Louis Vuitton S.A.	155,834	20,744,073
Publicis Groupe S.A.	452,107	19,001,009
Sanofi	291,572	19,217,929
Schneider Electric S.A.	478,656	25,869,194
Technip S.A.	144,390	11,599,648

		196,045,502

Germany—8.2%
Bayer AG	745,532	41,128,924
Bayerische Motoren Werke (BMW) AG	396,499	26,373,119
Deutsche Boerse AG*	321,336	16,198,171
GSW Immobilien AG*	238,727	6,803,659
Linde AG	275,853	36,932,645
Rhoen-Klinikum AG	917,117	18,638,669

Security Description	Shares	Value

Germany—(Continued)
Siemens AG	431,659	$39,146,908
Symrise AG	337,228	7,865,632

		193,087,727

Hong Kong—4.2%
AIA Group, Ltd. (a)	5,672,400	16,133,687
China Unicom (Hong Kong), Ltd. (a)	11,684,850	23,898,956
Hang Lung Properties, Ltd.	4,504,363	13,322,181
Hutchison Whampoa, Ltd.	1,482,000	10,975,275
Li & Fung, Ltd. (a)	7,269,540	11,994,214
Sands China, Ltd.* (a)	7,952,007	18,297,008
Sinotruk Hong Kong, Ltd. (a)	8,600,364	4,868,764

		99,490,085

India—2.3%
BEML, Ltd.	27,222	252,307
HDFC Bank, Ltd. (ADR) (a)	475,985	13,874,963
ICICI Bank, Ltd.	1,177,738	20,699,307
Reliance Industries, Ltd.	966,066	15,681,955
Steel Authority of India, Ltd.	1,929,953	4,165,693

		54,674,225

Italy—0.9%
Telecom Italia S.p.A.	22,258,990	22,381,975

Japan—22.5%
Aeon Credit Service Co., Ltd. (a)	1,244,800	19,116,271
Canon, Inc.	662,200	30,014,174
Chugoku Marine Paints, Ltd.	1,000,441	7,291,912
Denso Corp.	707,200	22,693,554
East Japan Railway Co.	255,800	15,550,206
GLORY, Ltd.	915,200	21,439,928
Honda Motor Co., Ltd. (a)	769,300	22,582,215
Inpex Corp.	5,590	34,488,093
Japan Tobacco, Inc. (a)	5,738	26,801,784
JGC Corp. (a)	1,204,000	29,598,198
KDDI Corp. (a)	3,420	23,516,284
Konica Minolta Holdings, Inc. (a)	2,293,000	15,726,923
Lawson, Inc.	462,000	26,143,061
Miraca Holdings, Inc.	745,600	32,815,473
Mitsubishi Corp. (a)	969,897	19,774,715
Mitsubishi UFJ Financial Group, Inc.	1,602,600	7,211,412
Nippon Paint Co., Ltd. (a)	1,082,000	8,712,160
Nippon Television Network Corp.	127,390	18,411,799
Nomura Holdings, Inc. (a)	2,268,100	8,274,407
Nomura Research Institute, Ltd. (a)	600,300	13,661,250
Santen Pharmaceutical Co., Ltd.	697,000	29,163,236
Sumitomo Metal Industries, Ltd. (a)	3,258,000	6,754,720
Sumitomo Mitsui Financial Group, Inc. (a)	923,000	26,079,428
Tokyo Gas Co., Ltd.	5,030,000	23,457,299
Yamato Holdings Co., Ltd. (a)	2,004,400	36,523,204

		525,801,706

Mexico—0.4%
Kimberly-Clark de Mexico, S.A.B. de C.V. - Class A (a)	1,898,530	9,752,876

MIST-219

Met Investors Series Trust

MFS® Research International Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Netherlands—5.6%
Akzo Nobel N.V.	738,930	$32,792,090
ASML Holding N.V.	233,501	8,144,923
Heineken N.V.	768,920	34,494,699
ING Groep N.V.*	3,595,655	25,403,531
Koninklijke KPN N.V.	1,920,715	25,382,519
SNS REAAL N.V.*	2,093,092	5,217,999

		131,435,761

Portugal—0.7%
EDP - Energias de Portugal S.A.	5,316,828	16,392,570

Russia—0.6%
Sberbank of Russia	6,286,880	13,595,347

Singapore—0.9%
Keppel Corp., Ltd.	1,888,500	11,118,911
United Overseas Bank, Ltd. (a)	710,000	9,185,862

		20,304,773

South Korea—0.5%
Samsung Electronics Co., Ltd.	16,521	11,573,178

Spain—0.8%
Inditex S.A.	233,108	20,039,569

Sweden—1.8%
Hennes & Mauritz AB - B Shares	526,270	15,813,158
Telefonaktiebolaget LM Ericsson - Class B	2,625,068	25,301,000

		41,114,158

Switzerland—10.0%
Credit Suisse Group AG*	799,770	20,785,480
Julius Baer Group, Ltd.*	441,353	14,730,652
Nestle S.A.	1,266,601	69,733,174
Roche Holding AG	355,129	57,222,141
Schindler Holding AG	246,341	26,417,010
Sonova Holding AG*	134,512	12,156,900
Swiss Re, Ltd.*	705,838	32,901,962

		233,947,319

Taiwan—1.0%
Taiwan Semiconductor Manufacturing Co., Ltd.	10,123,753	22,937,999

United Kingdom—17.9%
AMEC plc	718,310	9,051,529
Amlin plc	735,088	3,227,857
Barclays plc	6,123,055	15,058,978
BG Group plc	1,117,783	21,324,732
BP plc	6,150,168	36,956,708
Cairn Energy plc*	1,642,889	7,133,329
Compass Group plc	1,066,612	8,641,170
GKN plc	4,172,891	11,302,392
His cox, Ltd.	1,722,881	9,855,991
HSBC Holdings plc	5,185,659	39,595,163
International Power plc (a)	2,020,723	9,590,322

Security Description	Shares/Par Amount	Value

United Kingdom—(Continued)
Reckitt Benckiser Group plc	547,311	$27,721,799
Rio Tinto plc	857,260	37,931,190
Rolls-Royce Holdings plc*	1,802,880	16,560,911
Royal Dutch Shell plc - A Shares	2,028,168	63,021,239
Standard Chartered plc	1,495,171	29,898,176
Tesco plc	4,401,009	25,791,353
Vodafone Group plc	17,856,880	46,198,367

		418,861,206

United States—1.7%
Cognizant Technology Solutions Corp. - Class A* (a)	203,410	12,753,807
Joy Global, Inc. (a)	269,370	16,803,300
Synthes, Inc. (144A)	58,500	9,473,504

		39,030,611

Total Common Stocks (Cost $2,541,063,292)		2,312,635,119

Short-Term Investments—15.6%

Mutual Funds—14.6%
State Street Navigator Securities Lending Prime Portfolio (b)	343,572,076	343,572,076

Repurchase Agreement—1.0%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/11 at 0.010% to be repurchased at $22,990,019 on 10/03/11, collateralized by $23,135,000 Federal Home Loan Mortgage Corp. at 3.250% due 11/10/20 with a value of $23,453,106.	$22,990,000	22,990,000

Total Short-Term Investments (Cost $366,562,076)		366,562,076

Total Investments—114.4% (Cost $2,907,625,368#)		2,679,197,195
Other assets and liabilities (net)—(14.4)%		(338,222,784)

Net Assets—100.0%		$2,340,974,411

*	Non-income producing security.
#	As of September 30, 2011, the aggregate cost of investments for federal income tax purposes was $2,907,625,368. The aggregate unrealized appreciation and depreciation of investments were $128,133,676 and $(356,561,849), respectively, resulting in net unrealized depreciation of $(228,428,173) for federal income tax purposes.
(a)	All or a portion of the security was on loan. As of September 30, 2011, the market value of securities loaned was $323,248,502 and the collateral received consisted of cash in the amount of $343,572,076. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Represents investment of cash collateral received from securities lending transactions.

MIST-220

Met Investors Series Trust

MFS® Research International Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2011, the market value of 144A securities was $9,473,504, which is 0.4% of net assets.

Ten Largest Industries as of September 30, 2011 (Unaudited)

% of Net Assets
Commercial Banks	13.4
Oil, Gas & Consumable Fuels	7.8
Pharmaceuticals	6.3
Food Products	4.8
Chemicals	4.5
Metals & Mining	4.2
Wireless Telecommunication Services	3.3
Diversified Telecommunication Services	3.1
Machinery	3.0
Health Care Providers & Services	2.7

MIST-221

Met Investors Series Trust

MFS® Research International Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the period ended September 30, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2011:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$87,068,087	$—	$87,068,087
Austria	—	12,820,387	—	12,820,387
Belgium	—	9,838,028	—	9,838,028
Brazil	39,329,036	—	—	39,329,036
Canada	22,730,756	—	—	22,730,756
China	—	13,044,501	—	13,044,501
Czech Republic	—	30,110,055	—	30,110,055
Finland	—	27,227,682	—	27,227,682
France	—	196,045,502	—	196,045,502
Germany	—	193,087,727	—	193,087,727
Hong Kong	—	99,490,085	—	99,490,085
India	13,874,963	40,799,262	—	54,674,225
Italy	—	22,381,975	—	22,381,975
Japan	—	525,801,706	—	525,801,706
Mexico	9,752,876	—	—	9,752,876
Netherlands	—	131,435,761	—	131,435,761
Portugal	—	16,392,570	—	16,392,570
Russia	—	13,595,347	—	13,595,347
Singapore	—	20,304,773	—	20,304,773
South Korea	—	11,573,178	—	11,573,178
Spain	—	20,039,569	—	20,039,569
Sweden	—	41,114,158	—	41,114,158
Switzerland	26,417,010	207,530,309	—	233,947,319
Taiwan	—	22,937,999	—	22,937,999
United Kingdom	—	418,861,206	—	418,861,206
United States	29,557,107	9,473,504	—	39,030,611
Total Common Stocks	141,661,748	2,170,973,371	—	2,312,635,119
Short-Term Investments
Mutual Funds	343,572,076	—	—	343,572,076
Repurchase Agreement	—	22,990,000	—	22,990,000
Total Short-Term Investments	343,572,076	22,990,000	—	366,562,076
Total Investments	$485,233,824	$2,193,963,371	$—	$2,679,197,195

MIST-222

Met Investors Series Trust

Morgan Stanley Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stocks—93.4% of Net Assets

Security Description	Shares	Value

Air Freight & Logistics—3.4%
C.H. Robinson Worldwide, Inc. (a)	156,810	$10,736,781
Expeditors International of Washington, Inc.	373,171	15,132,084

		25,868,865

Biotechnology—0.7%
Ironwood Pharmaceuticals, Inc. - Class A* (a)	459,773	4,965,548

Capital Markets—0.5%
Greenhill & Co., Inc. (a)	143,068	4,090,314

Chemicals—2.4%
Intrepid Potash, Inc.*	391,443	9,735,188
Rockwood Holdings, Inc.*	255,877	8,620,496

		18,355,684

Commercial Services & Supplies—6.2%
Covanta Holding Corp. (a)	608,049	9,236,264
Edenred	1,060,625	25,313,365
Stericycle, Inc.* (a)	153,551	12,394,637

		46,944,266

Communications Equipment—3.9%
Motorola Solutions, Inc.	703,326	29,469,359

Construction Materials—1.0%
Martin Marietta Materials, Inc. (a)	118,420	7,486,512

Diversified Consumer Services—2.1%
New Oriental Education & Technology Group, Inc. (ADR)*	328,540	7,546,564
Weight Watchers International, Inc. (a)	135,264	7,879,128

		15,425,692

Diversified Financial Services—5.4%
IntercontinentalExchange, Inc.*	96,695	11,435,151
Leucadia National Corp.	430,189	9,756,686
MSCI, Inc. - Class A*	636,524	19,305,773

		40,497,610

Electric Utilities—1.0%
Brookfield Infrastructure Partners L.P.	314,043	7,643,807

Food & Staples Retailing—1.0%
Sun Art Retail Group, Ltd.*	7,187,500	7,402,850

Food Products—2.6%
Mead Johnson Nutrition Co.	282,868	19,469,805

Health Care Equipment & Supplies—6.2%
Gen-Probe, Inc.*	214,796	12,297,071
IDEXX Laboratories, Inc.* (a)	163,930	11,306,252
Intuitive Surgical, Inc.*	64,286	23,418,104

		47,021,427

Health Care Technology—1.1%
Athenahealth, Inc.* (a)	138,489	8,247,020

Security Description	Shares	Value

Hotels, Restaurants & Leisure—4.1%
Chipotle Mexican Grill, Inc.* (a)	37,069	$11,230,053
Ctrip.com International, Ltd. (ADR)* (a)	316,349	10,173,784
Dunkin’ Brands Group, Inc.* (a)	354,064	9,807,573

		31,211,410

Internet & Catalog Retail—1.7%
Netflix, Inc.* (a)	113,774	12,874,666

Internet Software & Services—6.0%
Akamai Technologies, Inc.*	421,431	8,378,048
Alibaba.com, Ltd.	4,195,800	3,878,961
LinkedIn Corp. - Class A* (a)	129,485	10,110,189
Renren, Inc. (ADR)* (a)	589,437	3,006,129
Yandex N.V. - Class A*	662,808	13,527,911
Youku.com, Inc. (ADR)* (a)	398,185	6,514,307

		45,415,545

IT Services—1.6%
Gartner, Inc. - Class A*	342,853	11,955,284

Life Sciences Tools & Services—3.6%
Illumina, Inc.* (a)	391,814	16,033,029
Techne Corp.	157,555	10,715,316

		26,748,345

Machinery—1.6%
Schindler Holding AG	113,535	12,175,217

Media—3.2%
McGraw-Hill Cos., Inc. (The)	295,661	12,122,101
Morningstar, Inc. (a)	205,546	11,601,016

		23,723,117

Metals & Mining—1.8%
Lynas Corp., Ltd.*	3,098,828	3,153,354
Molycorp, Inc.* (a)	322,528	10,601,495

		13,754,849

Multiline Retail—1.7%
Dollar Tree, Inc.*	171,016	12,845,012

Oil, Gas & Consumable Fuels—3.4%
Range Resources Corp.	257,077	15,028,721
Ultra Petroleum Corp.* (a)	372,751	10,332,658

		25,361,379

Personal Products—0.8%
Natura Cosmeticos S.A.	362,588	6,270,945

Pharmaceuticals—1.5%
Valeant Pharmaceuticals International, Inc.	303,720	11,274,086

Professional Services—7.0%
IHS, Inc. - Class A*	155,307	11,618,516
Intertek Group plc	433,810	12,461,102
Qualicorp S.A.*	1,388,066	10,502,864

MIST-223

Met Investors Series Trust

Morgan Stanley Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stocks—(Continued)
Security Description	Shares	Value

Professional Services—(Continued)
Verisk Analytics, Inc. - Class A*	519,023	$18,046,430

		52,628,912

Semiconductors & Semiconductor Equipment—3.2%
ARM Holdings plc (ADR) (a)	496,302	12,655,701
First Solar, Inc.* (a)	145,738	9,212,099
NVIDIA Corp.*	175,057	2,188,213

		24,056,013

Software—9.3%
Citrix Systems, Inc.*	104,203	5,682,190
FactSet Research Systems, Inc. (a)	136,316	12,128,035
Red Hat, Inc.*	445,428	18,823,787
Salesforce.com, Inc.*	132,495	15,141,529
Solera Holdings, Inc.	360,963	18,228,631

		70,004,172

Textiles, Apparel & Luxury Goods—1.4%
Lululemon Athletica, Inc.*	209,274	10,181,180

Trading Companies & Distributors—2.8%
Fastenal Co. (a)	634,487	21,115,727

Wireless Telecommunication Services—1.2%
Millicom International Cellular S.A.	89,179	8,983,864

Total Common Stocks (Cost $716,187,388)		703,468,482

Preferred Stocks—0.1%

Transportation Infrastructure—0.1%
Better Place LLC, Series B* (b)	247,240	741,720

Total Preferred Stocks (Cost $741,720)		741,720

Convertible Preferred Stock—2.3%

Internet Software & Services—2.3%
Groupon, Inc., Series G* (b)	192,641	11,712,573
Zynga, Inc., Series C* (b)	419,042	5,878,788

		17,591,361

Total Convertible Preferred Stock (Identified Cost $11,964,318)		17,591,361

Short-Term Investments—25.9%
Security Description	Shares/Par Amount	Value

Mutual Funds—21.4%
State Street Navigator Securities Lending Prime Portfolio (c)	160,680,082	$160,680,082

Repurchase Agreement—4.5%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/11 at 0.010% to be repurchased at $33,922,028 on 10/03/11, collateralized by $31,210,000 Federal National Mortgage Association at 4.125% due 04/15/14 with a value of $34,604,088.	$33,922,000	33,922,000

Total Short-Term Investments (Cost $194,602,082)		194,602,082

Total Investments—121.7% (Cost $923,495,508#)		916,403,645
Other assets and liabilities (net)—(21.7)%		(163,247,977)

Net Assets—100.0%		$753,155,668

*	Non-income producing security.
#	As of September 30, 2011, the aggregate cost of investments for federal income tax purposes was $923,495,508. The aggregate unrealized appreciation and depreciation of investments were $77,599,098 and $(84,690,961), respectively, resulting in net unrealized depreciation of $(7,091,863) for federal income tax purposes.
(a)	All or a portion of the security was on loan. As of September 30, 2011, the market value of securities loaned was $154,552,794 and the collateral received consisted of cash in the amount of $160,680,082 and non-cash collateral with a value of $1,406,887. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Security was valued in good faith under procedures approved by the Board of Trustees.
(c)	Represents investment of cash collateral received from securities lending transactions.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

MIST-224

Met Investors Series Trust

Morgan Stanley Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the period ended September 30, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2011:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Air Freight & Logistics	$25,868,865	$—	$—	$25,868,865
Biotechnology	4,965,548	—	—	4,965,548
Capital Markets	4,090,314	—	—	4,090,314
Chemicals	18,355,684	—	—	18,355,684
Commercial Services & Supplies	21,630,901	25,313,365	—	46,944,266
Communications Equipment	29,469,359	—	—	29,469,359
Construction Materials	7,486,512	—	—	7,486,512
Diversified Consumer Services	15,425,692	—	—	15,425,692
Diversified Financial Services	40,497,610	—	—	40,497,610
Electric Utilities	7,643,807	—	—	7,643,807
Food & Staples Retailing	—	7,402,850	—	7,402,850
Food Products	19,469,805	—	—	19,469,805
Health Care Equipment & Supplies	47,021,427	—	—	47,021,427
Health Care Technology	8,247,020	—	—	8,247,020
Hotels, Restaurants & Leisure	31,211,410	—	—	31,211,410
Internet & Catalog Retail	12,874,666	—	—	12,874,666
Internet Software & Services	41,536,584	3,878,961	—	45,415,545
IT Services	11,955,284	—	—	11,955,284
Life Sciences Tools & Services	26,748,345	—	—	26,748,345
Machinery	12,175,217	—	—	12,175,217
Media	23,723,117	—	—	23,723,117
Metals & Mining	10,601,495	3,153,354	—	13,754,849
Multiline Retail	12,845,012	—	—	12,845,012
Oil, Gas & Consumable Fuels	25,361,379	—	—	25,361,379
Personal Products	6,270,945	—	—	6,270,945
Pharmaceuticals	11,274,086	—	—	11,274,086
Professional Services	40,167,810	12,461,102	—	52,628,912
Semiconductors & Semiconductor Equipment	24,056,013	—	—	24,056,013
Software	70,004,172	—	—	70,004,172
Textiles, Apparel & Luxury Goods	10,181,180	—	—	10,181,180
Trading Companies & Distributors	21,115,727	—	—	21,115,727
Wireless Telecommunication Services	—	8,983,864	—	8,983,864
Total Common Stocks	642,274,986	61,193,496	—	703,468,482
Total Preferred Stocks*	—	—	741,720	741,720
Total Convertible Preferred Stocks	—	—	17,591,361	17,591,361
Short-Term Investments
Mutual Funds	160,680,082	—	—	160,680,082
Repurchase Agreement	—	33,922,000	—	33,922,000
Total Short-Term Investments	160,680,082	33,922,000	—	194,602,082
Total Investments	$802,955,068	$95,115,496	$18,333,081	$916,403,645

*	See Schedule of Investments for additional detailed categorizations.

MIST-225

Met Investors Series Trust

Morgan Stanley Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

FAIR VALUE HIERARCHY—(Continued)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2010	Change in Unrealized Appreciation/ (Depreciation)	Purchases	Sales	Net Transfers in to Level 3	Net Transfers out of Level 3	Balance as of September 30, 2011	Change in Unrealized Appreciation for Investments Still Held at September 30, 2011
Common Stocks
Metals & Mining	$—	$(3,371,584)	$154,638	$(145,276)	$6,515,576	$(3,153,354)	$—	$—
Preferred Stock	741,720	—	—	—	—	—	741,720	—
Convertible Preferred Stock	6,085,529	5,627,043	5,878,789	—	—	—	17,591,361	5,627,043

Total	$6,827,249	$2,255,459	$6,033,427	$(145,276)	$6,515,576	$(3,153,354)	$18,333,081	$5,627,043

Common Stocks in the amount of $6,515,576 were transferred into Level 3 due to a decline in market activity for significant observables which resulted in a lack of available market inputs to determine price.

Common Stocks in the amount of $3,153,354 were transferred out of Level 3 due to the initiation of a vendor or broker providing prices.

MIST-226

Met Investors Series Trust

Oppenheimer Capital Appreciation Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stocks—99.0% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—4.0%
Goodrich Corp.	93,130	$11,238,929
Precision Castparts Corp.	42,300	6,575,958
United Technologies Corp.	90,770	6,386,577

		24,201,464

Air Freight & Logistics—1.3%
United Parcel Service, Inc. - Class B	123,730	7,813,550

Auto Components—0.9%
Johnson Controls, Inc.	199,590	5,263,188

Beverages—4.0%
Brown-Forman Corp. - Class B	68,110	4,777,235
Coca-Cola Co. (The)	174,860	11,813,542
SABMiller plc	247,170	8,048,456

		24,639,233

Biotechnology—1.0%
Celgene Corp.*	97,660	6,047,107

Capital Markets—0.2%
Charles Schwab Corp. (The)	116,680	1,314,984

Chemicals—3.5%
Albemarle Corp. (a)	59,900	2,419,960
Ecolab, Inc. (a)	127,320	6,224,675
Mosaic Co. (The)	50,180	2,457,315
Praxair, Inc.	111,490	10,422,085

		21,524,035

Commercial Banks—0.5%
Standard Chartered plc	141,291	2,825,324

Communications Equipment—5.0%
Juniper Networks, Inc.*	256,350	4,424,601
QUALCOMM, Inc.	543,490	26,429,919

		30,854,520

Computers & Peripherals—6.5%
Apple, Inc.*	104,760	39,932,417

Consumer Finance—1.0%
American Express Co.	141,750	6,364,575

Diversified Financial Services—0.7%
JPMorgan Chase & Co.	132,180	3,981,262

Electrical Equipment—1.5%
ABB, Ltd.*	96,989	1,658,912
Emerson Electric Co.	179,530	7,416,384

		9,075,296

Electronic Equipment, Instruments & Components—1.1%
Corning, Inc.	533,740	6,597,026

Energy Equipment & Services—4.9%
Baker Hughes, Inc.	125,040	5,771,846
Cameron International Corp.*	33,350	1,385,359

Security Description	Shares	Value

Energy Equipment & Services—(Continued)
Halliburton Co. (a)	241,870	$7,381,872
National Oilwell Varco, Inc.	110,100	5,639,322
Schlumberger, Ltd.	161,220	9,629,671

		29,808,070

Food & Staples Retailing—2.0%
Costco Wholesale Corp.	151,590	12,448,571

Food Products—2.8%
Mead Johnson Nutrition Co.	8,680	597,444
Nestle S.A.	175,069	9,638,487
Unilever N.V.	218,360	6,942,922

		17,178,853

Health Care Equipment & Supplies—2.7%
Baxter International, Inc.	171,720	9,640,361
Stryker Corp. (a)	142,050	6,694,816

		16,335,177

Health Care Providers & Services—0.8%
Express Scripts, Inc.*	129,410	4,797,229

Hotels, Restaurants & Leisure—2.2%
McDonald’s Corp.	156,770	13,767,541

Household Products—1.6%
Colgate-Palmolive Co. (a)	108,940	9,660,799

Industrial Conglomerates—1.5%
Danaher Corp.	214,170	8,982,290

Internet & Catalog Retail—1.8%
Amazon.com, Inc.*	51,585	11,154,225

Internet Software & Services—4.8%
eBay, Inc.*	305,140	8,998,578
Google, Inc. - Class A*	39,610	20,374,592

		29,373,170

IT Services—2.6%
International Business Machines Corp.	55,950	9,792,928
Visa, Inc. - Class A	73,390	6,290,991

		16,083,919

Life Sciences Tools & Services—2.8%
Illumina, Inc.* (a)	71,600	2,929,872
Mettler-Toledo International, Inc.* (a)	31,570	4,418,537
Thermo Fisher Scientific, Inc.*	187,700	9,505,128

		16,853,537

Machinery—4.7%
Caterpillar, Inc.	97,260	7,181,678
Deere & Co. (a)	87,970	5,680,223
Joy Global, Inc.	125,300	7,816,214
Parker Hannifin Corp.	130,250	8,222,683

		28,900,798

MIST-227

Met Investors Series Trust

Oppenheimer Capital Appreciation Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stocks—(Continued)
Security Description	Shares	Value

Media—1.3%
Walt Disney Co. (The)	270,820	$8,167,931

Metals & Mining—1.4%
Freeport-McMoRan Copper & Gold, Inc.	180,590	5,498,965
Rio Tinto plc	73,344	3,245,253

		8,744,218

Oil, Gas & Consumable Fuels—5.6%
Apache Corp.	64,670	5,189,121
Chevron Corp.	111,420	10,308,578
ConocoPhillips Co.	140,680	8,907,858
Occidental Petroleum Corp.	135,410	9,681,815

		34,087,372

Personal Products—0.3%
Estee Lauder Cos., Inc. (The) - Class A	20,230	1,777,003

Pharmaceuticals—6.9%
Allergan, Inc.	166,450	13,712,151
Bristol-Myers Squibb Co. (a)	321,640	10,093,063
Novo Nordisk A.S. - Class B	98,177	9,797,901
Roche Holding AG	53,752	8,661,091

		42,264,206

Road & Rail—1.7%
Union Pacific Corp.	128,050	10,457,844

Semiconductors & Semiconductor Equipment—1.4%
Broadcom Corp. - Class A	257,970	8,587,821

Software—5.6%
Intuit, Inc.*	193,470	9,178,217
Oracle Corp.	547,330	15,730,264
VMware, Inc. - Class A*	117,960	9,481,625

		34,390,106

Specialty Retail—4.0%
Bed Bath & Beyond, Inc.*	49,790	2,853,465
O’Reilly Automotive, Inc.* (a)	128,840	8,584,609
Tiffany & Co.	98,970	6,019,355
TJX Cos., Inc. (The)	125,310	6,950,946

		24,408,375

Textiles, Apparel & Luxury Goods—3.9%
Coach, Inc.	148,570	7,700,383
NIKE, Inc. - Class B	102,920	8,800,689
Ralph Lauren Corp. (a)	56,480	7,325,456

		23,826,528

Wireless Telecommunication Services—0.5%
NII Holdings, Inc.*	120,620	3,250,709

Total Common Stocks (Cost $562,904,994)		605,740,273

Short-Term Investments—6.1%

Security Description	Shares/Par Amount	Value

Mutual Funds—5.4%
State Street Navigator Securities Lending Prime Portfolio (b)	32,696,992	$32,696,992

Repurchase Agreement—0.7%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/11 at 0.010% to be repurchased at $4,494,004 on 10/03/11, collateralized by $4,510,000 Federal National Mortgage Association at 1.125% due 06/27/14 with a value of $4,588,925.	$4,494,000	4,494,000

Total Short-Term Investments (Cost $37,190,992)		37,190,992

Total Investments—105.1% (Cost $600,095,986#)		642,931,265
Other assets and liabilities (net)—(5.1)%		(30,955,007)

Net Assets—100.0%		$611,976,258

*	Non-income producing security.
#	As of September 30, 2011, the aggregate cost of investments for federal income tax purposes was $600,095,986. The aggregate unrealized appreciation and depreciation of investments were $91,689,923 and $(48,854,644), respectively, resulting in net unrealized appreciation of $42,835,279 for federal income tax purposes.
(a)	All or a portion of the security was on loan. As of September 30, 2011, the market value of securities loaned was $30,835,268 and the collateral received consisted of cash in the amount of $32,696,992. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Represents investment of cash collateral received from securities lending transactions.

MIST-228

Met Investors Series Trust

Oppenheimer Capital Appreciation Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the period ended September 30, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2011:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$24,201,464	$—	$—	$24,201,464
Air Freight & Logistics	7,813,550	—	—	7,813,550
Auto Components	5,263,188	—	—	5,263,188
Beverages	16,590,777	8,048,456	—	24,639,233
Biotechnology	6,047,107	—	—	6,047,107
Capital Markets	1,314,984	—	—	1,314,984
Chemicals	21,524,035	—	—	21,524,035
Commercial Banks	—	2,825,324	—	2,825,324
Communications Equipment	30,854,520	—	—	30,854,520
Computers & Peripherals	39,932,417	—	—	39,932,417
Consumer Finance	6,364,575	—	—	6,364,575
Diversified Financial Services	3,981,262	—	—	3,981,262
Electrical Equipment	7,416,384	1,658,912	—	9,075,296
Electronic Equipment, Instruments & Components	6,597,026	—	—	6,597,026
Energy Equipment & Services	29,808,070	—	—	29,808,070
Food & Staples Retailing	12,448,571	—	—	12,448,571
Food Products	597,444	16,581,409	—	17,178,853
Health Care Equipment & Supplies	16,335,177	—	—	16,335,177
Health Care Providers & Services	4,797,229	—	—	4,797,229
Hotels, Restaurants & Leisure	13,767,541	—	—	13,767,541
Household Products	9,660,799	—	—	9,660,799
Industrial Conglomerates	8,982,290	—	—	8,982,290
Internet & Catalog Retail	11,154,225	—	—	11,154,225
Internet Software & Services	29,373,170	—	—	29,373,170
IT Services	16,083,919	—	—	16,083,919
Life Sciences Tools & Services	16,853,537	—	—	16,853,537
Machinery	28,900,798	—	—	28,900,798
Media	8,167,931	—	—	8,167,931
Metals & Mining	5,498,965	3,245,253	—	8,744,218
Oil, Gas & Consumable Fuels	34,087,372	—	—	34,087,372
Personal Products	1,777,003	—	—	1,777,003
Pharmaceuticals	23,805,214	18,458,992	—	42,264,206
Road & Rail	10,457,844	—	—	10,457,844
Semiconductors & Semiconductor Equipment	8,587,821	—	—	8,587,821
Software	34,390,106	—	—	34,390,106
Specialty Retail	24,408,375	—	—	24,408,375
Textiles, Apparel & Luxury Goods	23,826,528	—	—	23,826,528
Wireless Telecommunication Services	3,250,709	—	—	3,250,709
Total Common Stocks	554,921,927	50,818,346	—	605,740,273

MIST-229

Met Investors Series Trust

Oppenheimer Capital Appreciation Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

FAIR VALUE HIERARCHY—(Continued)

Description	Level 1	Level 2	Level 3	Total
Short-Term Investments
Mutual Funds	$32,696,992	$—	$—	$32,696,992
Repurchase Agreement	—	4,494,000	—	4,494,000
Total Short-Term Investments	32,696,992	4,494,000	—	37,190,992
Total Investments	$587,618,919	$55,312,346	$—	$642,931,265

MIST-230

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

U.S. Treasury & Government Agencies—98.4% of Net Assets

Security Description	Par Amount	Value

Agency Sponsored Mortgage-Backed—2.1%
Fannie Mae 15 Yr. Pool 4.500%, 04/01/23	$2,082,127	$2,220,595
4.500%, 04/01/24	9,975,124	10,638,501
Fannie Mae 30 Yr. Pool 5.500%, 12/01/36	2,655,932	2,894,717
Fannie Mae ARM Pool 2.555%, 11/01/34 (a)	2,010,307	2,134,396
1.452%, 07/01/44 (a)	43,434	43,649
1.452%, 09/01/44 (a)	70,691	71,066
Fannie Mae REMICS
Series 2004-63 Class FA 0.385%, 08/25/34 (a)	221,724	219,395
Series 2006-11 Class F 1.035%, 02/25/36 (a)	463,245	463,581
Series 2006-118 Class A2 0.295%, 12/25/36 (a)	165,790	159,015
Series 2006-S Class 3A2 2.376%, 05/25/35 (a)	1,020,722	1,061,694
Series 2007-65 Class KF 0.615%, 07/25/37 (a)	207,281	207,391
Series 2007-73 Class A1 0.295%, 07/25/37 (a)	1,741,506	1,679,550
Series 2011-3 Class FA 0.915%, 02/25/41 (a)	11,705,783	11,763,492
Fannie Mae Whole Loan 0.585%, 05/25/42 (a)	134,347	134,647
Freddie Mac ARM Non-Gold Pool 2.489%, 01/01/34 (a)	181,969	189,902
Freddie Mac REMICS
Series 2608 Class FJ 0.629%, 03/15/17 (a)	19,048	19,058
Series 2752 Class FM 0.579%, 12/15/30 (a)	82,467	82,485
Series 3172 Class FK 0.679%, 08/15/33 (a)	12,382,740	12,362,456
Series 3335 Class AF 0.379%, 10/15/20 (a)	1,653,591	1,650,721
Series 3346 Class FA 0.459%, 02/15/19 (a)	4,544,913	4,557,750
Freddie Mac Structured Pass-Through Securities
Series T-32 Class A1 0.495%, 08/25/31 (a)	89,401	86,963
Series T-62 Class 1A1 1.429%, 10/25/44 (a)	5,388,097	5,545,546
Series T-63 Class 1A1 1.443%, 02/25/45 (a)	1,606,702	1,545,218
Ginnie Mae 0.531%, 03/20/37 (a)	13,295,795	13,271,941

		73,003,729

Federal Agencies—2.4%
Federal Home Loan Mortgage Corp. 0.191%, 03/21/13 (a)	50,300,000	50,316,293
Federal National Mortgage Association 1.250%, 03/14/14	10,700,000	10,883,205
5.375%, 04/11/22	1,700,000	1,739,166
6.280%, 06/15/27	1,000,000	1,010,617

Security Description	Par Amount	Value

Federal Agencies—(Continued)
National Credit Union Administration Guaranteed Notes
Series 2010-R1 Class 1A 0.691%, 10/07/20 (a)	$5,733,749	$5,742,693
Series 2010-R3 Class 2A 0.801%, 12/08/20 (a)	6,810,761	6,852,784
Small Business Administration Participation Certificates
Series 2007-20K Class 1 5.510%, 11/01/27	5,334,344	5,932,228

		82,476,986

U.S. Treasury—93.9%
U.S. Treasury Bonds 8.000%, 11/15/21	6,900,000	10,778,014
U.S. Treasury Inflation Indexed Bonds 2.375%, 01/15/25	147,297,465	182,130,958
2.000%, 01/15/26	89,807,136	106,793,348
2.375%, 01/15/27	135,934,394	170,141,061
1.750%, 01/15/28	147,578,229	171,144,701
3.625%, 04/15/28	122,497,348	176,338,730
2.500%, 01/15/29	98,279,216	126,296,457
3.875%, 04/15/29	144,809,795	218,153,640
3.375%, 04/15/32	2,163,692	3,195,840
2.125%, 02/15/40	26,548,842	33,744,003
2.125%, 02/15/41	145,179,750	185,716,695
U.S. Treasury Inflation Indexed Notes 3.375%, 01/15/12	140,153,472	141,368,883
3.000%, 07/15/12	218,305,080	224,513,240
2.000%, 01/15/16	22,423,328	24,935,436
2.000%, 04/15/12	101,580,807	102,541,050
0.625%, 04/15/13	26,400,101	26,895,103
1.875%, 07/15/13	32,965,072	34,525,770
2.000%, 01/15/14	244,213,042	259,400,163
1.250%, 04/15/14	71,541,095	75,000,751
2.000%, 07/15/14	69,391,817	74,699,181
1.625%, 01/15/15	50,520,078	54,395,928
0.500%, 04/15/15	12,509,640	13,024,687
0.125%, 04/15/16	81,204,691	83,951,683
2.500%, 07/15/16	2,461,052	2,830,018
2.375%, 01/15/17	99,341,603	114,297,183
2.625%, 07/15/17	126,845,082	149,548,322
1.625%, 01/15/18	48,433,148	54,226,188
1.375%, 07/15/18	5,866,840	6,505,774
1.375%, 01/15/20	80,433,940	89,602,122
1.250%, 07/15/20	120,089,076	132,670,328
1.125%, 01/15/21	2,788,398	3,045,672
0.625%, 07/15/21	113,529,558	118,567,432
U.S. Treasury Notes
1.500%, 08/31/18	20,300,000	20,401,500
3.125%, 05/15/21	28,000,000	31,082,156

		3,222,462,017

Total U.S. Treasury & Government Agencies
(Cost $3,369,170,647)		3,377,942,732

MIST-231

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Foreign Bonds & Debt Securities—26.8%

Security Description	Par Amount	Value

Beverages—0.4%
DanFin Funding, Ltd. 0.950%, 07/16/13 (144A) (a)	$11,600,000	$11,648,316

Capital Markets—0.2%
Banco Mercantil del Norte S.A. 4.375%, 07/19/15 (144A)	5,600,000	5,549,752
UBS AG Series BKNT 2.250%, 08/12/13	2,600,000	2,554,529

		8,104,281

Commercial Banks—14.6%
ABN Amro Bank N.V. 2.023%, 01/30/14 (144A) (a)	13,800,000	13,280,967
ANZ National International, Ltd. 6.200%, 07/19/13 (144A)	3,600,000	3,845,909
0.736%, 08/19/14 (144A) (a)	5,000,000	5,031,430
Banco Bradesco S.A. of the Cayman Islands
2.390%, 05/16/14 (144A) (a)	16,200,000	16,197,793
Banco Santander Brazil S.A. 2.450%, 03/18/14 (144A) (a)	1,200,000	1,163,742
4.250%, 01/14/16 (144A)	5,500,000	5,249,207
Series 126 2.504%, 12/28/11 (144A) (b)	900,000	897,300
Barclays Bank plc 7.434%, 09/29/49 (144A) (a)	700,000	577,500
BBVA Bancomer S.A. 6.500%, 03/10/21 (144A)	6,700,000	6,247,750
BPCE S.A. 2.375%, 10/04/13 (144A)	10,740,000	10,269,952
Commonwealth Bank of Australia 0.666%, 07/12/13 (144A) (a)	29,700,000	29,700,802
0.858%, 06/25/14 (144A) (a)	7,900,000	7,955,987
0.630%, 09/17/14 (144A) (a)	7,500,000	7,509,878
Credit Agricole S.A. 1.002%, 07/21/14 (144A) (a)	2,000,000	1,952,732
Dexia Credit Local S.A. 0.731%, 03/05/13 (144A) (a)	4,800,000	4,789,416
0.733%, 04/29/14 (144A) (a)	32,400,000	30,536,579
Export-Import Bank of Korea Series 97 0.466%, 10/04/11 (144A) (a)	1,600,000	1,600,000
ICICI Bank, Ltd. 2.058%, 02/24/14 (144A) (a)	4,500,000	4,407,390
ING Bank Australia, Ltd. Series RTD 5.408%, 06/24/14 (AUD) (a)	800,000	788,144
ING Bank N.V. 1.169%, 03/30/12 (144A) (a)	26,100,000	26,071,394
1.570%, 10/18/13 (144A) (a)	7,300,000	7,162,702
1.737%, 06/09/14 (144A) (a)	23,200,000	22,822,907
Intesa Sanpaolo 2.708%, 02/24/14 (144A) (a)	27,700,000	24,960,941
LeasePlan Corp. N.V. 3.000%, 05/07/12 (144A)	5,200,000	5,272,249
National Australia Bank, Ltd. 5.350%, 06/12/13 (144A)	3,000,000	3,171,942
0.746%, 07/08/14 (144A) (a)	15,500,000	15,576,043
NIBC Bank N.V. 2.800%, 12/02/14 (144A)	24,000,000	25,161,216

Security Description	Par Amount	Value

Commercial Banks—(Continued)
Nordea Bank AB 1.149%, 01/14/14 (144A) (a)	$26,000,000	$26,139,672
Royal Bank of Scotland plc (The) 1.450%, 10/20/11 (144A)	25,000,000	25,010,450
3.000%, 12/09/11 (144A)	2,500,000	2,512,350
Series 1 2.723%, 08/23/13 (a)	17,500,000	17,450,545
Series EMTN 1.153%, 04/23/12 (a)	800,000	803,775
Series MTN 0.579%, 03/30/12 (144A) (a)	36,500,000	36,526,024
Santander US Debt S.A. Unipersonal 1.169%, 03/30/12 (144A) (a)	22,000,000	21,841,666
Societe Financement de l’Economie Francaise
2.125%, 01/30/12 (144A)	800,000	804,218
0.450%, 07/16/12 (144A) (a)	21,500,000	21,560,415
Svenska Handelsbanken AB 1.343%, 09/14/12 (144A) (a)	3,800,000	3,827,280
Toronto Dominion Bank (The) 1.625%, 09/14/16 (144A)	200,000	199,546
Turkiye Garanti Bankasi A.S. 2.751%, 04/20/16 (144A) (a)	1,800,000	1,638,000
Westpac Banking Corp.
0.533%, 12/14/12 (144A) (a)	43,500,000	43,577,952
3.585%, 08/14/14 (144A)	6,700,000	7,158,749
0.617%, 09/10/14 (144A) (a)	1,300,000	1,309,675
2.700%, 12/09/14 (144A)	4,900,000	5,165,707
Westpac Securities NZ, Ltd. 2.500%, 05/25/12 (144A)	4,000,000	4,046,856

		501,774,752

Consumer Finance—0.2%
FCE Bank plc Series EMTN 7.125%, 01/16/12 (EUR)	2,500,000	3,387,466
Hyundai Capital Services, Inc. 4.375%, 07/27/16 (144A)	3,100,000	3,140,371
RCI Banque S.A. 2.116%, 04/11/14 (144A) (a)	1,600,000	1,514,757

		8,042,594

Diversified Financial Services—1.7%
FIH Erhvervsbank AS 2.000%, 06/12/13 (144A)	1,200,000	1,227,742
Instituto de Credito Oficial 3.286%, 03/25/14 (EUR) (a)	20,800,000	26,908,075
Macquarie Bank, Ltd. Series B 2.600%, 01/20/12 (144A)	1,400,000	1,408,733
TransCapitalInvest, Ltd. 7.700%, 08/07/13 (144A)	2,700,000	2,865,685
Vita Capital III, Ltd. Series B-II 1.366%, 01/01/12 (144A) (a)	800,000	797,120
Volkswagen International Finance N.V. 0.696%, 10/01/12 (144A) (a)	25,100,000	25,153,212

		58,360,567

MIST-232

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Foreign Bonds & Debt Securities—(Continued)

Security Description	Par Amount	Value

Diversified Telecommunication Services—0.6%
TDC A.S. Series EMTN 3.500%, 02/23/15 (EUR)	$9,400,000	$12,888,916
Telefonica Emisiones SAU 0.762%, 02/04/13 (a)	6,000,000	5,772,360

		18,661,276

Media—0.0%
Videotron Ltee 6.875%, 01/15/14	1,215,000	1,221,075

Oil, Gas & Consumable Fuels—0.5%
Petrobras International Finance Co. 3.875%, 01/27/16	13,800,000	13,746,942
Petroleos Mexicanos 5.500%, 01/21/21	1,900,000	2,001,669
6.500%, 06/02/41 (144A)	2,500,000	2,612,500

		18,361,111

Sovereign—8.4%
Australia Government Bond Series 20CI 4.000%, 08/20/20 (AUD)	21,200,000	36,808,407
Series 25CI 3.000%, 09/20/25 (AUD)	17,700,000	20,945,982
Series CAIN408 2.500%, 09/20/30 (AUD)	2,500,000	2,734,630
Italy Buoni Poliennali Del Tesoro 2.600%, 09/15/23 (EUR)	1,309,320	1,437,135
Series CPI 2.100%, 09/15/16 (EUR)	22,303,798	27,650,320
2.100%, 09/15/21 (EUR)	28,680,857	31,473,803
Japan Treasury Bills Series 209 0.096%, 10/24/11 (JPY) (b)	10,810,000,000	140,343,758
New South Wales Treasury Corp. Series CIB1 2.750%, 11/20/25 (AUD)	8,300,000	9,414,347
United Kingdom Gilt 4.750%, 12/07/30 (GBP)	100,000	190,142
United Kingdom Gilt Inflation Linked Series 3MO 1.875%, 11/22/22 (GBP)	8,217,360	15,899,941

		286,898,465

Thrifts & Mortgage Finance—0.2%
Achmea Hypotheekbank N.V. 3.200%, 11/03/14 (144A)	6,000,000	6,347,850

Total Foreign Bonds & Debt Securities (Cost $932,876,797)		919,420,287

Domestic Bonds & Debt Securities—10.1%

Capital Markets—2.9%
Goldman Sachs Group, Inc. (The) 1.835%, 11/15/14 (EUR) (a)	15,400,000	18,677,794
Lehman Brothers Holdings, Inc. 2.520%, 11/24/08 (c)	300,000	70,875
2.851%, 12/23/08 (c)	6,300,000	1,488,375

Security Description	Par Amount	Value

Capital Markets—(Continued)
6.200%, 09/26/14 (c)	$700,000	$172,375
7.000%, 09/27/27 (c)	400,000	96,500
Merrill Lynch & Co., Inc. Series EMTN 2.287%, 09/27/12 (EUR) (a)	3,000,000	3,909,574
1.872%, 01/31/14 (EUR) (a)	3,400,000	4,046,451
1.840%, 05/30/14 (EUR) (a)	2,000,000	2,339,340
1.836%, 08/25/14 (EUR) (a)	3,000,000	3,485,225
Series MTN 0.561%, 06/05/12 (a)	5,300,000	5,095,738
6.050%, 08/15/12	22,200,000	22,408,480
Morgan Stanley Series 1 1.176%, 12/01/11 (a)	3,815,000	3,821,180
Series EMTN 1.870%, 03/01/13 (EUR) (a)	2,600,000	3,308,929
Series GMTN 2.786%, 05/14/13 (a)	14,800,000	14,317,875
1.840%, 11/29/13 (EUR) (a)	7,300,000	8,969,472
0.546%, 01/09/14 (a)	8,925,000	8,095,457

		100,303,640

Chemicals—0.1%
Dow Chemical Co. (The) 4.850%, 08/15/12	2,000,000	2,059,644

Commercial Banks—0.3%
HSBC Finance Corp. 0.600%, 07/19/12 (a)	3,932,000	3,897,634
0.499%, 01/15/14 (a)	3,800,000	3,585,190
Series EMTN 1.806%, 04/05/13 (EUR) (a)	1,100,000	1,439,579
Wachovia Bank N.A. Series BKNT 0.637%, 11/03/14 (a)	1,700,000	1,600,375
Wachovia Corp. Series EMTN 1.685%, 02/13/14 (EUR) (a)	500,000	649,410

		11,172,188

Computers & Peripherals—0.2%
Lexmark International, Inc. 5.900%, 06/01/13	5,000,000	5,309,170

Consumer Finance—1.4%
Ally Financial, Inc. 3.478%, 02/11/14 (a)	17,600,000	16,185,541
3.751%, 06/20/14 (a)	1,300,000	1,187,485
8.300%, 02/12/15	500,000	495,625
Series UNRE 7.000%, 02/01/12	4,300,000	4,337,625
American Express Co. 7.250%, 05/20/14	2,000,000	2,268,084
American Express Credit Corp. Series C 5.875%, 05/02/13	400,000	424,363
Ford Motor Credit Co. LLC 7.250%, 10/25/11	5,800,000	5,807,325
7.800%, 06/01/12	400,000	410,034
7.000%, 04/15/15	16,200,000	17,050,500

		48,166,582

MIST-233

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount	Value

Diversified Financial Services—3.2%
Bank of America Corp. Series 170 1.001%, 06/11/12 (GBP) (a)	$2,300,000	$3,499,307
Citigroup, Inc. 5.250%, 02/27/12	4,000,000	4,056,792
5.300%, 10/17/12	11,000,000	11,275,704
1.136%, 02/15/13 (a)	19,500,000	19,232,733
2.286%, 08/13/13 (a)	4,000,000	3,958,700
6.000%, 12/13/13	2,300,000	2,417,089
0.548%, 11/05/14 (a)	1,400,000	1,291,970
Series EMTN 1.683%, 03/05/14 (EUR) (a)	1,400,000	1,765,081
7.375%, 06/16/14 (EUR)	3,400,000	4,842,619
General Electric Capital Corp. Series MTN 0.353%, 09/21/12 (a)	42,900,000	42,921,279
International Lease Finance Corp. 6.625%, 11/15/13	1,100,000	1,072,500
6.500%, 09/01/14 (144A)	1,500,000	1,507,500
5.750%, 05/15/16	7,100,000	6,316,749
6.750%, 09/01/16 (144A)	1,300,000	1,309,750
7.125%, 09/01/18 (144A)	2,700,000	2,723,625
Racers Series A 0.479%, 07/25/17 (144A) (a) (d)	1,582,094	1,546,554

		109,737,952

Household Durables—0.3%
Black & Decker Corp. (The) 8.950%, 04/15/14	2,000,000	2,346,748
D.R. Horton, Inc. 5.250%, 02/15/15	7,500,000	7,368,750

		9,715,498

Insurance—0.5%
American International Group, Inc. 8.250%, 08/15/18	1,700,000	1,889,356
6.400%, 12/15/20	12,700,000	12,960,985
8.175%, 05/15/58 (a)	2,700,000	2,392,875

		17,243,216

Media—0.3%
CCO Operating LLC/CCO Operating Capital Corp.
8.000%, 04/30/12 (144A)	5,000,000	5,100,000
EchoStar DBS Corp. 7.000%, 10/01/13	6,200,000	6,463,500

		11,563,500

Oil, Gas & Consumable Fuels—0.9%
EOG Resources, Inc. 1.007%, 02/03/14 (a)	14,600,000	14,729,502
Pricoa Global Funding 1 0.488%, 06/26/12 (144A) (a)	17,300,000	17,229,122

		31,958,624

Security Description	Par Amount	Value

Thrifts & Mortgage Finance—0.0%
Countrywide Financial Corp. Series MTN 5.800%, 06/07/12	$1,400,000	$1,404,260

Total Domestic Bonds & Debt Securities (Cost $365,053,879)		348,634,274

Mortgage-Backed Securities—8.5%

Collateralized-Mortgage Obligation—5.6%
American General Mortgage Loan Trust Series 2010-1A Class A1 5.150%, 03/25/58 (144A) (a)	5,912,798	6,059,190
Arran Residential Mortgages Funding plc Series 2010-1A Class A1B 2.735%, 05/16/47 (144A) (EUR) (a)	1,037,485	1,392,833
Series 2011-1A Class A1B 2.735%, 11/19/47 (144A) (EUR) (a)	13,877,300	18,629,076
Series 2011-1A Class A2B 2.985%, 11/19/47 (144A) (EUR) (a)	7,200,000	9,648,901
Banc of America Funding Corp. Series 2006-A Class 1A1 2.678%, 02/20/36 (a)	2,664,132	2,312,762
Banc of America Mortgage Securities, Inc. Series 2004-1 Class 5A1 6.500%, 09/25/33	130,534	137,232
Series 2004-J Class 4A1 5.030%, 11/25/34 (a)	228,219	197,690
Series 2005-E Class 2A1 2.847%, 06/25/35 (a)	688,524	560,118
Series 2005-H Class 2A1 2.764%, 09/25/35 (a)	385,314	310,579
BCAP LLC Trust Series 2011-RR5 Class 12A1 5.722%, 03/26/37 (144A) (a)	2,700,000	2,046,600
Series 2011-RR5 Class 5A1 5.250%, 08/26/37 (144A)	10,300,000	10,135,200
Bear Stearns ALT-A Trust Series 2005-7 Class 22A1 2.772%, 09/25/35 (a)	2,558,031	1,736,035
Series 2006-8 Class 3A1 0.395%, 02/25/34 (a)	386,710	283,953
Bear Stearns Adjustable Rate Mortgage Trust
Series 2004-10 Class 21A1 3.007%, 01/25/35 (a)	4,331,721	3,705,631
Series 2005-1 Class 2A1 2.745%, 03/25/35 (a)	1,013,967	803,968
Series 2005-2 Class A1 2.710%, 03/25/35 (a)	2,248,616	2,096,192
Series 2005-2 Class A2 2.731%, 03/25/35 (a)	15,294	14,480
Series 2005-5 Class A1 2.220%, 08/25/35 (a)	323,607	301,576
Bear Stearns Structured Products, Inc. Series 2007-R6 Class 1A1 2.560%, 01/26/36 (a)	966,118	579,504
Chase Mortgage Finance Corp. Series 2007-A1 Class 5A1 2.756%, 02/25/37 (a)	389,288	334,000

MIST-234

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Par Amount	Value

Collateralized-Mortgage Obligation—(Continued)
Citigroup Mortgage Loan Trust, Inc. Series 2005-11 A1A 2.660%, 05/25/35 (a)	$103,888	$89,690
Series 2005-11 Class A2A 2.580%, 10/25/35 (a)	7,204,809	6,222,130
Series 2005-6 Class A1 2.370%, 08/25/35 (a)	489,238	446,771
Series 2005-6 Class A2 2.450%, 08/25/35 (a)	453,721	377,688
Countrywide Alternative Loan Trust Series 2005-11CB Class 2A6 5.500%, 06/25/35	1,200,000	989,579
Series 2005-61 Class 2A1 0.515%, 12/25/35 (a)	57,433	36,383
Series 2006-OA19 Class A1 0.411%, 02/20/47 (a)	1,815,031	884,273
Series 2007-OA4 Class A1 0.405%, 05/25/47 (a)	12,562,714	7,791,157
Series 2007-OA7 Class A1A 0.415%, 05/25/47 (a)	633,391	346,265
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2003-HYB3 Class 7A1 2.761%, 11/19/33 (a)	81,356	76,658
Series 2004-12 Class 11A1 2.793%, 08/25/34 (a)	456,149	320,503
Series 2004-HYB7 Class 5A 4.923%, 11/20/34 (a)	1,026,448	925,083
Series 2005-3 Class 1A2 0.525%, 04/25/35 (a)	1,495,681	888,119
Series 2005-R2 Class 1AF1 0.575%, 06/25/35 (144A) (a)	309,964	269,260
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
Series 2006-AB4 Class A1B1 0.335%, 10/25/36 (a)	69,578	26,238
Series 2006-AB4 Class A6A1 5.869%, 10/25/36	1,199,948	676,908
Series 2006-AB4 Class A6A2 5.886%, 10/25/36	1,199,948	677,848
Deutsche Mortgage Securities, Inc. Series 2010-RS2 Class A1 1.489%, 06/28/47 (144A) (a)	830,522	829,421
First Horizon Alternative Mortgage Securities
Series 2004-AA1 Class A1 2.316%, 06/25/34 (a)	520,576	437,791
Fosse Master Issuer plc Series 2011-1A Class A2 1.650%, 10/18/54 (144A) (a)	13,300,000	13,260,030
Granite Master Issuer plc Series 2006-3 Class A3 0.271%, 12/20/54 (a)	1,651,027	1,564,348
Series 2006-3 Class A7 0.331%, 12/20/54 (a)	449,994	424,119
Series 2006-4 Class A6 0.321%, 12/20/54 (a)	359,995	339,296
Granite Mortgages plc Series 2004-3 Class 3A2 1.305%, 09/20/44 (GBP) (a)	1,564,227	2,327,100

Security Description	Par Amount	Value

Collateralized-Mortgage Obligation—(Continued)
Greenpoint Mortgage Funding Trust Series 2005-AR1 Class A2 0.455%, 06/25/45 (a)	$619,146	$388,297
Series 2005-AR5 Class 1A1 0.505%, 11/25/45 (a)	272,352	156,188
Series 2006-AR6 Class A1A 0.315%, 10/25/46 (a)	106,326	98,071
GSR Mortgage Loan Trust Series 2005-AR1 Class 1A1 2.895%, 01/25/35 (a)	766,185	650,439
Series 2005-AR3 Class 6A1 2.760%, 05/25/35 (a)	1,287,368	994,385
Series 2005-AR6 Class 2A1 2.725%, 09/25/35 (a)	1,004,349	928,250
Series 2005-AR7 Class 5A1 5.175%, 11/25/35 (a)	2,205,827	1,871,068
Harborview Mortgage Loan Trust Series 2005-2 Class 2A1A 0.450%, 05/19/35 (a)	161,487	99,549
Series 2005-13 Class 2A11 0.510%, 02/19/36 (a)	319,940	177,454
Holmes Master Issuer plc Series 2011-1A Class A3 2.955%, 10/15/54 (144A) (EUR) (a)	15,300,000	20,462,595
Indymac Index Mortgage Loan Trust Series 2005-AR1 Class 2A1 5.067%, 11/25/35 (a)	2,192,331	1,742,925
JPMorgan Mortgage Trust Series 2005-A1 Class 6T1 5.018%, 02/25/35 (a)	2,208,713	2,106,800
Series 2005-A3 Class 2A1 5.170%, 06/25/35 (a)	4,553,554	4,363,630
Series 2005-A6 Class 2A1 2.786%, 08/25/35 (a)	865,559	726,124
Series 2005-A6 Class 4A1 5.377%, 09/25/35 (a)	387,001	352,164
Series 2005-A6 Class 7A1 2.717%, 08/25/35 (a)	1,157,511	840,474
Series 2007-A1 Class 1A1 2.809%, 07/25/35 (a)	734,205	658,950
Series 2007-A1 Class 3A3 2.802%, 07/25/35 (a)	694,201	646,220
Series 2008-R2 Class 1A1 5.261%, 07/27/37 (144A) (a)	1,846,922	1,480,407
Master Adjustable Rate Mortgages Trust Series 2003-6 Class 2A1 2.384%, 12/25/33 (a)	452,489	393,332
Series 2004-13 Class 3A7 2.718%, 11/21/34 (a)	600,000	563,486
Mellon Residential Funding Corp. Series 2000-TBC3 Class A1 0.669%, 12/15/30 (a)	96,744	88,631
Series 2001-TBC1 Class A1 0.929%, 11/15/31 (a)	855,950	756,243
Merrill Lynch Mortgage Investors, Inc. Series 2005-A9 Class 5A1 5.418%, 12/25/35 (a)	766,495	635,202

MIST-235

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Par Amount	Value

Collateralized-Mortgage Obligation—(Continued)
MLCC Mortgage Investors, Inc. Series 2005-2 Class 1A 1.653%, 10/25/35 (a)	$2,372,991	$2,063,678
Series 2005-2 Class 3A1 1.222%, 10/25/35 (a)	485,468	395,546
Series 2005-3 Class 4A 0.485%, 11/25/35 (a)	350,164	288,154
Permanent Master Issuer plc Series 2011-1A Class 1A3 2.905%, 07/15/42 (144A) (EUR) (a)	1,500,000	2,009,699
RBSSP Resecuritization Trust Series 2010-1 Class 2A1 2.442%, 07/26/45 (144A) (a)	14,042,047	13,071,566
Residential Accredit Loans, Inc. Series 2005-QO1 Class A1 0.535%, 08/25/35 (a)	250,618	140,107
Series 2005-QO2 Class A1 1.602%, 09/25/45 (a)	268,466	152,127
Securitized Asset Sales, Inc. Series 1993-6 Class A5 2.792%, 11/26/23 (a)	4,887	4,545
Sequoia Mortgage Trust Series 2007-3 Class 1A1 0.431%, 07/20/36 (a)	2,825,716	2,206,847
Series 5 Class A 0.580%, 10/19/26 (a)	195,251	167,531
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-1 Class 4A2 2.483%, 02/25/34 (a)	352,530	316,686
Series 2004-18 Class 5A 5.500%, 12/25/34 (a)	1,670,699	1,500,985
Series 2004-19 Class 2A1 1.642%, 01/25/35 (a)	204,129	123,674
Structured Asset Mortgage Investments, Inc.
Series 2004-AR5 Class 1A1 0.890%, 10/19/34 (a)	175,600	145,006
Series 2005-AR5 Class A1 0.480%, 07/19/35 (a)	349,571	233,946
Series 2006-AR4 Class 2A1 0.425%, 06/25/36 (a)	166,948	101,631
Series 2006-AR5 Class 1A1 0.445%, 05/25/46 (a)	73,487	37,992
Structured Asset Securities Corp. Series 2006-11 Class A1 2.649%, 10/25/35 (144A) (a)	327,035	258,953
Series 2006-NC1 Class A6 0.285%, 05/25/36 (a)	408	406
SWAN Environment Pvt., Ltd. Series 2010-1 Class A 6.100%, 04/25/41 (AUD) (a)	655,655	629,064
TBW Mortgage Backed Pass-Through Certificates
Series 2007-2 Class A6A 6.015%, 07/25/37	521,443	281,067
Thornburg Mortgage Securities Trust Series 2007-2 Class A2A 0.365%, 06/25/37 (a)	1,560,341	1,509,968
Series 2007-4 Class 3A1 6.158%, 09/25/37 (a)	4,766,880	4,655,356

Security Description	Par Amount	Value

Collateralized-Mortgage Obligation—(Continued)
WaMu Mortgage Pass-Through Certificates
Series 2002-AR17 Class 1A 1.442%, 11/25/42 (a)	$40,522	$33,278
Series 2005-AR10 Class 3A1 5.542%, 08/25/35 (a)	745,443	634,528
Series 2005-AR13 Class A1A1 0.525%, 10/25/45 (a)	1,839,971	1,422,656
Series 2005-AR14 Class 2A1 5.165%, 12/25/35 (a)	446,752	381,261
Series 2005-AR15 Class A1A1 0.495%, 11/25/45 (a)	290,363	225,531
Series 2006-AR15 Class 2A 2.850%, 11/25/46 (a)	420,579	300,574
Series 2006-AR17 Class 1A1A 1.052%, 12/25/46 (a)	170,477	112,263
Series 2006-AR3 Class A1A 1.242%, 02/25/46 (a)	294,413	205,975
Series 2006-AR7 Class 3A 2.850%, 07/25/46 (a)	1,204,928	834,114
Series 2006-AR9 Class 1A 1.242%, 08/25/46 (a)	12,706,315	8,041,865
Series 2007-OA4 Class 1A 1.012%, 05/25/47 (a)	723,832	437,625
Wells Fargo Mortgage Backed Securities Trust
Series 2004-S Class A1 2.706%, 09/25/34 (a)	1,090,251	1,044,597
Series 2004-W Class A1 2.620%, 11/25/34 (a)	485,631	451,836
Series 2005-AR16 Class 6A3 2.722%, 10/25/35 (a)	43,181	38,016
Series 2006-AR4 Class 2A4 5.617%, 04/25/36 (a)	1,000,000	934,892
Series 2006-AR6 Class 3A1 2.764%, 03/25/36 (a)	302,998	244,693
Series 2006-AR8 Class 2A1 2.698%, 04/25/36 (a)	1,913,104	1,518,792

		189,850,092

Commercial Mortgage-Backed Securities—2.9%
Banc of America Commercial Mortgage, Inc.
Series 2007-3 Class A2 5.623%, 06/10/49 (a)	537,560	545,264
Series 2007-3 Class A2FL 0.395%, 06/10/49 (144A) (a)	537,560	523,411
Series 2007-3 Class A4 5.623%, 06/10/49 (a)	1,100,000	1,161,562
Series 2007-4 Class A4 5.726%, 02/10/51 (a)	1,100,000	1,162,373
Banc of America Large Loan, Inc. Series 2007-BMB1 Class A1 0.739%, 08/15/29 (144A) (a)	3,758,179	3,487,320
Series 2009-UB1 Class A4A 5.614%, 06/24/50 (144A) (a)	1,700,000	1,850,373
Series 2010-HLTN Class HLTN 1.979%, 11/15/15 (144A) (a)	22,492,622	20,080,524
Series 2010-UB5 Class A4A 5.639%, 02/17/51 (144A) (a)	1,000,000	1,096,654
BCRR Trust Series 2010-LEAF Class 44A 4.230%, 04/22/34 (144A)	9,725,251	9,829,151

MIST-236

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Par Amount	Value

Commercial Mortgage-Backed Securities—(Continued)
Commercial Mortgage Pass - Through Certificates
Series 2010-C1 Class A1 3.156%, 07/10/46 (144A)	$2,455,996	$2,484,669
Credit Suisse Mortgage Capital Certificates
Series 2009-RR1 Class A3A 5.383%, 02/15/40 (144A)	1,600,000	1,731,514
Series 2010-RR4 Class 2A 5.467%, 09/18/39 (144A) (a)	2,000,000	2,193,306
GS Mortgage Securities Corp. II Series 2007-EOP Class A2 1.317%, 03/06/20 (144A) (a)	3,600,000	3,575,375
Series 2010-C1 Class A2 4.592%, 08/10/43 (144A)	19,525,000	20,362,203
Indus (Eclipse 2007-1X) plc Series 2007-1X Class A 1.003%, 01/25/20 (GBP) (a)	2,542,962	3,327,635
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2007-CB20 Class A4 5.794%, 02/12/51 (a)	1,500,000	1,624,019
Merrill Lynch Mortgage Investors, Inc. Series 2007-9 Class A4 5.700%, 09/12/49	5,400,000	5,593,698
RBSCF Trust Series 2010-RR4 Class CMLA 6.006%, 12/16/49 (144A) (a)	2,600,000	2,885,975
Vornado DP LLC Series 2010-VNO Class A2FX-4 4.004%, 09/13/28 (144A)	7,000,000	7,025,318
Wachovia Bank Commercial Mortgage Trust
Series 2004-C14 Class A4 5.088%, 08/15/41 (a)	1,500,000	1,595,104
Series 2006-WL7A Class A1 0.319%, 09/15/21 (144A) (a)	5,533,016	5,339,361
Series 2007-WHL8 Class A1 0.309%, 06/15/20 (144A) (a)	3,399,816	2,984,452

		100,459,261

Total Mortgage-Backed Securities (Cost $301,189,014)		290,309,353

Asset-Backed Securities—5.6%

Asset-Backed—Automobile—0.1%
Capital Auto Receivables Asset Trust Series 2008-2 Class A3B 1.679%, 10/15/12 (a)	508,463	508,874
Ford Credit Auto Owner Trust Series 2009-A Class A3B 2.729%, 05/15/13 (a)	2,461,887	2,472,203
Magnolia Funding, Ltd. Series 2010-1A Class A1 3.000%, 04/20/17 (144A) (EUR)	1,149,466	1,542,838

		4,523,915

Asset-Backed—Credit Card—0.7%
Bank of America Credit Card Trust Series 2006-A12 Class A12 0.249%, 03/15/14 (a)	875,000	874,938

Security Description	Par Amount	Value

Asset-Backed—Credit Card—(Continued)
Citibank Omni Master Trust Series 2009-A14A Class A14 2.979%, 08/15/18 (144A) (a)	$7,100,000	$7,434,299
Series 2009-A8 Class A8 2.329%, 05/16/16 (a)	16,600,000	16,743,907

		25,053,144

Asset-Backed—Home Equity—0.6%
ACE Securities Corp. Series 2006-NC3 Class A2A 0.285%, 12/25/36 (a)	25,579	24,887
Asset Backed Funding Certificates Series 2004-OPT5 Class A1 0.585%, 06/25/34 (a)	832,251	594,713
Bear Stearns Asset Backed Securities Trust Series 2002-2 Class A1 0.895%, 10/25/32 (a)	24,548	21,037
Series 2006-HE9 Class 1A1 0.285%, 11/25/36 (a)	11,344	10,914
Series 2007-HE7 Class 1A1 1.235%, 10/25/37 (a)	3,621,066	2,175,412
Carrington Mortgage Loan Trust Series 2005-NC5 Class A2 0.555%, 10/25/35 (a)	305,708	279,650
Countrywide Asset-Backed Certificates Series 2005-13 Class 3AV3 0.485%, 04/25/36 (a)	413,321	351,207
Series 2006-4 Class 2A2 0.415%, 07/25/36 (a)	6,124,587	4,953,505
Credit-Based Asset Servicing and Securitization LLC
Series 2007-CB6 Class A1 0.355%, 07/25/37 (144A) (a)	263,337	241,288
CSAB Mortgage Backed Trust Series 2006-2 Class A6A 5.720%, 09/25/36	1,264,702	883,346
Equity One ABS, Inc. Series 2004-1 Class AV2 0.535%, 04/25/34 (a)	118,362	84,419
First NLC Trust Series 2007-1 Class A1 0.305%, 08/25/37 (144A) (a)	1,815,763	875,000
Household Home Equity Loan Trust Series 2006-2 Class A1 0.381%, 03/20/36 (a)	2,477,966	2,277,517
HSI Asset Securitization Corp. Trust Series 2006-HE1 Class 2A1 0.285%, 10/25/36 (a)	11,179	7,562
Series 2007-WF1 Class 2A1 0.295%, 05/25/37 (a)	74,914	74,084
JPMorgan Mortgage Acquisition Corp. Series 2007-HE1 Class AV1 0.295%, 03/25/47 (a)	684,702	556,967
Merrill Lynch Mortgage Investors Trust
Series 2006-MLN1 Class A2A 0.305%, 07/25/37 (a)	10,822	10,621
Morgan Stanley Capital, Inc. Series 2006-2 Class A1 0.285%, 11/25/36 (a)	947	281

MIST-237

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Par Amount	Value

Asset-Backed—Home Equity—(Continued)
Park Place Securities, Inc.
Series 2004-WWF1 Class M2 0.915%, 12/25/34 (a)	$3,965,750	$3,769,350
Series 2005-WCW1 Class A1B 0.495%, 09/25/35 (a)	30,826	26,758
Soundview Home Equity Loan Trust Series 2006-NLC1 Class A1 0.295%, 11/25/36 (144A) (a)	68,450	18,395
Structured Asset Securities Corp. Series 2005-7XS Class 2A1A 1.735%, 04/25/35 (a)	720,742	550,930
Series 2007-BC3 Class 2A2 0.375%, 05/25/47 (a)	3,200,000	2,137,899

		19,925,742

Asset-Backed—Other—2.2%
Alzette European CLO S.A. Series 2004-1A Class A2 0.667%, 12/15/20 (144A) (a)	959,642	921,791
American Money Management Corp. Series 2006-6A Class A1A 0.537%, 05/03/18 (144A) (a)	496,359	479,122
Aquilae CLO plc Series 2006-1X Class A 2.057%, 01/17/23 (EUR) (a)	3,596,685	4,455,889
ARES CLO, Ltd. Series 2006-6RA Class A1B 0.564%, 03/12/18 (144A) (a)	2,248,224	2,208,177
Babson CLO, Ltd. Series 2004-2A Class A2A 0.606%, 11/15/16 (144A) (a)	1,777,249	1,723,608
Conseco Finance Securitizations Corp. Series 2002-1 Class A 6.681%, 12/01/33 (a)	6,418,500	6,828,875
Cumberland CLO, Ltd. Series 2005-2A Class A 0.525%, 11/10/19 (144A) (a)	4,903,822	4,687,202
Duane Street CLO Series 2005-1A Class A2 0.519%, 11/08/17 (144A) (a)	1,649,638	1,555,088
First CLO, Ltd. Series 2004-2X1 Class A2 0.653%, 12/14/16 (a)	1,227,280	1,189,194
First Franklin Mortgage Loan Asset Backed Certificates
Series 2006-FF15 Class A3 0.285%, 11/25/36 (a)	4,632	4,617
Gallatin Funding, Ltd. Series 2005-1A Class A1L 0.536%, 08/15/17 (144A) (a)	1,000,000	955,027
Harbourmaster CLO Series 5X Class A1 1.788%, 06/15/20 (144A) (EUR) (a)	653,110	832,693
Harvest CLO Series IX Class A1 2.228%, 03/29/17 (EUR) (a)	344,129	441,950

Security Description	Par Amount	Value

Asset-Backed—Other—(Continued)
Hillmark Funding Series 2006-1A Class A1 0.548%, 05/21/21 (144A) (a)	$15,600,000	$14,375,806
Katonah, Ltd. Series 6A Class A1A 0.671%, 09/20/16 (144A) (a)	4,268,994	4,156,034
Landmark CDO Series 2005-1A Class A1L 0.626%, 06/01/17 (144A) (a)	6,284,789	6,052,736
Magi Funding plc Series I-A Class A 1.835%, 04/11/21 (144A) (EUR) (a) (d)	2,509,607	3,122,809
Nautique Funding, Ltd. Series 2006-1A Class A1A 0.499%, 04/15/20 (144A) (a) (d)	962,297	884,260
Navigare Funding CLO, Ltd. Series 2006-1A Class A 0.558%, 05/20/19 (144A) (a)	670,855	657,185
NYLIM Flatiron CLO, Ltd. Series 2006-1A Class A2A 0.489%, 08/08/20 (144A) (a)	600,000	557,270
Pacifica CDO, Ltd. Series 2004-4X Class A1L 0.636%, 02/15/17 (a)	7,856,103	7,630,944
Penta CLO S.A. Series 2007-1X Class A1 1.934%, 06/04/24 (EUR) (a)	4,357,383	5,227,268
Symphony CLO, Ltd. Series 2007-3A Class A1A 0.526%, 05/15/19 (144A) (a)	3,500,000	3,273,685
Wind River CLO, Ltd. Series 2004-1A Class A1 0.680%, 12/19/16 (144A) (a)	711,524	684,718
Wood Street CLO B.V. Series II-A Class A1 1.988%, 03/29/21 (144A) (EUR) (a)	770,801	977,499

		73,883,447

Asset-Backed—Student Loan—2.0%
College Loan Corp. Trust Series 2007-2 Class A1 0.503%, 01/25/24 (a)	900,000	902,893
Illinois Student Assistance Commission Series 2010-1 Class A1 0.733%, 04/25/17 (a)	1,459,699	1,456,021
Nelnet Student Loan Trust Series 2008-4 Class A2 0.953%, 07/25/18 (a)	1,338,694	1,342,975
North Carolina State Education Assistance Authority
Series 2011-2 Class A1 0.785%, 10/26/20 (a)	4,900,000	4,890,886
SLM Student Loan Trust Series 2004-5X Class A5 1.688%, 10/25/23 (EUR) (a)	4,100,000	5,077,085

MIST-238

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Asset-Backed Securities—(Continued)
Security Description	Shares/Par Amount	Value

Asset-Backed—Student Loan—(Continued)
Series 2005-8 Class A2 0.343%, 07/25/22 (a)	$845,561	$843,322
Series 2007-3 Class A2 0.263%, 10/25/17 (a)	1,136,481	1,127,953
Series 2008-7 Class A2 0.753%, 10/25/17 (a)	860,000	859,617
Series 2008-9 Class A 1.753%, 04/25/23 (a)	24,903,014	25,611,096
Series 2009-B Class A1 6.229%, 07/15/42 (144A) (a)	14,462,449	13,556,845
Series 2009-C Class A 4.500%, 11/16/43 (144A) (a)	4,789,736	4,583,177
Series 2009-CT Class 1A 2.350%, 04/15/39 (144A) (a)	6,074,233	6,135,591
Series 2010-C Class A1 1.879%, 12/15/17 (144A) (a)	2,825,041	2,834,860

		69,222,321

Total Asset-Backed Securities (Cost $195,450,547)		192,608,569

Loan Participation—0.8%

Consumer Finance—0.4%
Springleaf Finance Corp. 5.500%, 05/10/17 (a)	16,200,000	14,094,000

Diversified Telecommunication Services—0.0%
Intelsat Jackson Holdings S.A. 5.250%, 04/02/18 (a)	498,750	466,745

Health Care Providers & Services—0.2%
Iasis Healthcare LLC 5.000%, 05/03/18 (a)	7,281,750	6,843,025

Independent Power Producers & Energy Traders—0.2%
NRG Energy, Inc. 4.000%, 07/02/18 (a)	8,000,000	7,838,320

Total Loan Participation (Cost $31,848,933)		29,242,090

Municipals—0.1%
Buckeye Tobacco Settlement Financing Authority
5.875%, 06/01/47	1,000,000	702,810
Tobacco Settlement Financing Corp. 6.000%, 06/01/23	530,000	534,495
7.467%, 06/01/47	1,125,000	819,191

Total Municipals (Cost $2,546,907)		2,056,496

Convertible Preferred Stocks—0.0%

Commercial Banks—0.0%
Wells Fargo & Co. Series L 7.500%	900	929,754

Total Convertible Preferred Stocks (Cost $900,000)		929,754

Purchased Options—0.0%
Security Description	Shares/Par Amount	Value

IRO USD 1 Year Swaption 2.0, Expires 11/19/12
(Counterparty—Goldman Sachs & Co.)	39,500,000	$19,469

Total Purchased Options (Cost $95,788)		19,469

Short-Term Investments—14.9%

Commercial Paper—1.1%
Banco Do Brasil S.A. 1.287%, 11/15/11 (a)	$7,100,000	7,088,575
Itau Unibanco S.A. New York 1.672%, 03/02/12 (a)	28,900,000	28,694,688
Nordea Bank Finland plc Series YCD 0.000%, 10/14/11 (a)	40,000	40,038

		35,823,301

Repurchase Agreements—13.5%
Barclays Capital plc Repurchase Agreement dated 09/30/11 at 0.070% to be repurchased at $155,000,904 on 10/03/11, collateralized by $126,751,000 U.S. Treasury Inflation Indexed Notes at 3.375% due 01/15/12 with a value of $163,905,747.	155,000,000	155,000,000
Repurchase Agreement dated 09/30/11 at 0.070% to be repurchased at $92,700,541 on 10/03/11, collateralized by $66,990,000 U.S. Treasury Inflation Indexed Notes at 2.375% due 01/15/27 with a value of $94,293,875.	92,700,000	92,700,000
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/11 at 0.010% to be repurchased at $1,827,002 on 10/03/11, collateralized by $1,865,000 Federal Home Loan Mortgage Corp. at 0.000% due 03/26/12 with a value of $1,864,068.	1,827,000	1,827,000
Morgan Stanley Repurchase Agreement dated 09/30/11 at 0.090% to be repurchased at $14,200,107 on 10/03/11, collateralized by $14,042,900 U.S. Treasury Note at 1.750% due 01/31/14 with a value of $14,545,873.	14,200,000	14,200,000
UBS Securities, Inc. Repurchase Agreement dated 09/30/11 at 0.080% to be repurchased at $200,001,333 on 10/03/11, collateralized by $203,113,800 U.S.Treasury Note at 0.875% due 01/31/12 with a value of $203,764,054.	200,000,000	200,000,000

		463,727,000

MIST-239

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Par Amount	Value

U.S. Treasury—0.3%
U.S. Treasury Bills 0.007%, 03/01/12 (b)	$380,000	$379,988
0.010%, 03/08/12 (b)	4,110,000	4,109,819
0.022%, 03/15/12 (b)	3,070,000	3,069,686
0.024%, 03/22/12 (b)	960,000	959,889
0.036%, 03/29/12 (b)	2,640,000	2,639,532

		11,158,914

Total Short-Term Investments (Cost $510,709,215)		510,709,215

Total Investments—165.2% (Cost $5,709,841,727#)		5,671,872,239
Other assets and liabilities (net)—(65.2)%		(2,239,130,936)

Net Assets—100.0%		$3,432,741,303

#	As of September 30, 2011, the aggregate cost of investments for federal income tax purposes was $5,709,841,727. The aggregate unrealized appreciation and depreciation of investments were $41,376,791 and $(79,346,279), respectively, resulting in net unrealized depreciation of $(37,969,488) for federal income tax purposes.
(a)	Variable or floating rate security. The stated rate represents the rate at September 30, 2011. Maturity date shown for callable securities reflects the earliest possible call date.
(b)	Zero coupon bond - Interest rate represents current yield to maturity.
(c)	Security is in default and/or issuer is in bankruptcy.
(d)	Security was valued in good faith under procedures approved by the Board of Trustees.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2011, the market value of 144A securities was $844,745,217, which was 24.6% of net assets.
IRO—	Interest Rate Option
(AUD)—	Australian Dollar
(EUR)—	Euro
(GBP)—	British Pound
(JPY)—	Japanese Yen

Futures Contracts

The futures contracts outstanding as of September 30, 2011 and the description and unrealized appreciation (depreciation) were as follows:

Futures Contracts-Long	Exchange	Expiration Date	Number of Contracts	Contract Amount	Valuation as of September 30, 2011	Unrealized Appreciation/ (Depreciation)
3 Month Euribor	NYSE Euronext Liffe	09/16/2013	65	$21,558,523	$21,551,930	$(6,593)
3 Month Euribor	NYSE Euronext Liffe	12/16/2013	130	43,054,374	43,047,037	(7,337)
3 Month Euribor	NYSE Euronext Liffe	03/17/2014	65	21,461,338	21,496,201	34,863
90 Day Euro Dollar Futures	Chicago Mercantile Exchange	03/18/2013	743	183,388,145	184,635,500	1,247,355
90 Day Euro Dollar Futures	Chicago Mercantile Exchange	06/17/2013	196	48,377,210	48,671,700	294,490
90 Day Euro Dollar Futures	Chicago Mercantile Exchange	09/16/2013	622	153,513,139	154,287,100	773,961
90 Day Euro Dollar Futures	Chicago Mercantile Exchange	12/16/2013	2,125	523,711,414	526,229,688	2,518,274
German Euro Bund Futures	Eurex Deutschland	12/08/2011	225	41,196,404	41,302,199	105,795

Net Unrealized Appreciation						$4,960,808

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts to buy:

Settlement Date	Counterparty	Contracts to Buy		Value at September 30, 2011	In Exchange for U.S.$	Unrealized Appreciation/ (Depreciation)
10/04/2011	JPMorgan Chase Bank N.A.	2,300,000	AUD	$2,241,119	$2,236,980	$4,139
11/03/2011	Barclays Bank plc	3,404,994	BRL	1,825,347	2,060,261	(234,914)
11/03/2011	Morgan Stanley & Co., Inc.	450,000	BRL	241,236	284,576	(43,340)
10/31/2011	Deutsche Bank AG	24,612,000	CAD	23,671,905	24,800,859	(1,128,954)
11/15/2011	JPMorgan Chase Bank N.A.	43,219,513	CNY	6,771,091	6,728,867	42,224
02/13/2012	Deutsche Bank AG	37,170,584	CNY	5,833,798	5,738,415	95,383
06/01/2012	Barclays Bank plc	29,421,600	CNY	4,629,354	4,600,000	29,354
11/18/2011	Barclays Bank plc	468,000	EUR	629,238	642,349	(13,111)
11/18/2011	JPMorgan Chase Bank N.A.	968,000	EUR	1,301,500	1,400,704	(99,204)
11/18/2011	Morgan Stanley & Co., Inc.	3,425,000	EUR	4,604,999	4,937,035	(332,036)
11/18/2011	UBS AG	4,346,000	EUR	5,843,307	5,899,986	(56,679)
10/31/2011	Citibank N.A.	28,025,600,000	IDR	3,180,629	3,020,000	160,629
10/31/2011	Citibank N.A.	17,461,600,000	IDR	1,981,719	1,898,000	83,719
10/31/2011	Goldman Sachs & Co.	20,257,500,000	IDR	2,299,026	2,190,000	109,026
01/31/2012	Citibank N.A.	17,814,000,000	IDR	2,003,045	1,963,408	39,637

MIST-240

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Settlement Date	Counterparty	Contracts to Buy		Value at September 30, 2011	In Exchange for U.S.$	Unrealized Appreciation/ (Depreciation)
07/12/2012	JPMorgan Chase Bank N.A.	1,423,217,100	INR	$28,417,343	$30,619,988	$(2,202,645)
11/14/2011	JPMorgan Chase Bank N.A.	37,450,152,000	KRW	31,710,544	35,151,260	(3,440,716)
11/18/2011	Barclays Bank plc	50,193,600	MXN	3,629,025	4,081,112	(452,087)
11/18/2011	Barclays Bank plc	36,534,918	MXN	2,641,495	2,919,407	(277,912)
11/18/2011	Morgan Stanley & Co., Inc.	99,030,220	MXN	7,159,940	8,294,336	(1,134,396)
11/10/2011	Citibank N.A.	3,095,462	MYR	968,191	1,038,049	(69,858)
04/23/2012	JPMorgan Chase Bank N.A.	29,334,478	MYR	9,138,328	9,671,771	(533,443)
11/15/2011	Barclays Bank plc	102,300,000	PHP	2,334,263	2,306,132	28,131
11/15/2011	Barclays Bank plc	43,100,000	PHP	983,448	977,324	6,124
11/15/2011	Barclays Bank plc	43,300,000	PHP	988,011	977,647	10,364
11/15/2011	Barclays Bank plc	43,400,000	PHP	990,293	976,378	13,915
11/15/2011	Barclays Bank plc	33,597,090	PHP	766,612	750,270	16,342
11/15/2011	Citibank N.A.	84,800,000	PHP	1,934,951	1,912,926	22,025
03/15/2012	Citibank N.A.	428,905,200	PHP	9,730,081	9,890,585	(160,504)
12/09/2011	UBS AG	2,000,000	SGD	1,537,259	1,651,255	(113,996)
12/09/2011	UBS AG	17,491,555	SGD	13,444,528	14,467,189	(1,022,661)

Net Unrealized Depreciation						$(10,655,444)

Forward foreign currency exchange contracts to sell:

Settlement Date	Counterparty	Contracts to Deliver		Value at September 30, 2011	In Exchange for U.S.$	Unrealized Appreciation/ (Depreciation)
10/04/2011	JPMorgan Chase Bank N.A.	2,300,000	AUD	$2,241,119	$2,290,218	$49,099
11/10/2011	Citibank N.A.	584,000	AUD	566,497	569,513	3,016
11/10/2011	Deutsche Bank AG	74,047,000	AUD	71,827,757	72,172,500	344,743
11/10/2011	JPMorgan Chase Bank N.A.	2,300,000	AUD	2,231,067	2,226,578	(4,489)
11/03/2011	Citibank N.A.	1,605,500	BRL	860,676	991,968	131,292
11/03/2011	Deutsche Bank AG	2,548,600	BRL	1,366,252	1,566,441	200,189
11/18/2011	Citibank N.A.	394,000	EUR	529,743	542,860	13,117
11/18/2011	JPMorgan Chase Bank N.A.	238,000,000	EUR	319,997,015	342,762,364	22,765,349
12/08/2011	Barclays Bank plc	6,300,000	GBP	9,836,353	10,055,682	219,329
12/08/2011	Citibank N.A.	2,517,000	GBP	3,929,857	3,973,571	43,714
12/08/2011	JPMorgan Chase Bank N.A.	1,125,000	GBP	1,756,491	1,793,460	36,969
12/08/2011	Morgan Stanley & Co., Inc.	4,132,000	GBP	6,451,399	6,634,298	182,899
12/08/2011	UBS AG	965,000	GBP	1,506,679	1,539,829	33,150
12/08/2011	UBS AG	1,132,000	GBP	1,767,421	1,788,953	21,532
11/18/2011	Barclays Bank plc	66,066,000	INR	1,340,129	1,430,000	89,871
10/17/2011	Citibank N.A.	303,653,000	JPY	3,942,197	3,778,823	(163,374)
10/24/2011	Deutsche Bank AG	10,810,000,000	JPY	140,355,036	136,742,839	(3,612,197)
11/14/2011	Morgan Stanley & Co., Inc.	3,850,160,000	KRW	3,260,085	3,230,000	(30,085)

Net Unrealized Appreciation						$20,324,124

AUD—	Australian Dollar
BRL—	Brazilian Real
CAD—	Canadian Dollar
CNY—	China Yuan Renminbi
EUR—	Euro
GBP—	British Pound
IDR—	Indonesian Rupiah
INR—	Indian Rupee
JPY—	Japanese Yen
KRW—	South Korean Won
MXN—	Mexican Peso
MYR—	Malaysian Ringgit
PHP—	Philippine Peso
SGD—	Singapore Dollar

MIST-241

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Forward Sales Commitments
Security Sold Short	Counterparty	Interest Rate	Maturity	Proceeds	Value
Fannie Mae Pool	Goldman Sachs & Co.	5.500%	TBA	$(5,409,375)	$(5,417,189)

Options

Inflation Floor

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	Deutsche Bank AG	215.949	Maximum of ((1+0.000%)[10] -Inflation Adjustment) or 0	03/10/2020	$(5,100,000)	$(38,250)	$(28,108)
Floor - OTC CPURNSA Index	Citibank N.A.	215.949	Maximum of ((1+0.000%)[10] -Inflation Adjustment) or 0	03/12/2020	(13,900,000)	(119,540)	(46,844)
Floor - OTC CPURNSA Index	Citibank N.A.	216.687	Maximum of ((1+0.000%)[10] -Inflation Adjustment) or 0	04/07/2020	(49,000,000)	(436,720)	(173,749)
Floor - OTC CPURNSA Index	Citibank N.A.	217.965	Maximum of ((1+0.000%)[10] -Inflation Adjustment) or 0	09/29/2020	(4,700,000)	(60,630)	(18,605)

						$(655,140)	$(267,306)

CPURNSA—	Consumer Price All Urban Non-Seasonally Adjusted.

Straddle Options

Description	Counterparty	Exercise Level	Expiration Date	Notional Amount	Premium (1)	Market Value
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	Goldman Sachs & Co.	0.0000%	10/11/2011	$(17,700,000)	$(93,460)	$(66,121)
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	JPMorgan Chase Bank N.A.	0.0000%	10/11/2011	(17,200,000)	(87,376)	(64,252)
Call & Put - OTC 2-Year vs. 1-Year Forward Volatility Agreement	Morgan Stanley & Co., Inc.	0.0000%	10/11/2011	(37,100,000)	(411,799)	(376,847)
Call & Put - OTC 2-Year vs. 1-Year Forward Volatility Agreement	Morgan Stanley & Co., Inc.	0.0000%	11/14/2011	(42,500,000)	(462,139)	(442,025)

					$(1,054,774)	$(949,245)

(1)	Exercise level and final premium determined on a future date, based upon implied volatility parameters.

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC -10-Year Interest Rate Swap	Morgan Stanley Capital Services LLC	3-Month USD-LIBOR	Receive	3.000%	10/11/2011	$(126,400,000)	$(639,900)	$(10,428,190)
Put - OTC - 10-Year Interest Rate Swap	Morgan Stanley Capital Services LLC	3-Month USD-LIBOR	Pay	4.250%	10/11/2011	(126,400,000)	(639,900)	(13)
Call - OTC - 5-Year Interest Rate Swap	Credit Suisse International	3-Month USD-LIBOR	Receive	1.800%	10/11/2011	(13,600,000)	(64,356)	(359,393)
Put - OTC - 3-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	(40,700,000)	(431,713)	(18,542)
Put - OTC - 3-Year Interest Rate Swap	Citibank N.A.	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	(59,100,000)	(657,643)	(26,926)
Put - OTC - 3-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	(16,000,000)	(178,832)	(7,290)
Put - OTC - 3-Year Interest Rate Swap	Barclays Bank plc	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	(3,600,000)	(31,637)	(1,640)
Put - OTC - 1-Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	1.000%	11/19/2012	(39,500,000)	(225,359)	(48,889)

							$(2,869,340)	$(10,890,883)

MIST-242

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Swap Agreements

Open interest rate swap agreements at September 30, 2011 were as follows:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	ZCS BRL CDI	11.670%	01/02/2012	Goldman Sachs & Co.	BRL	124,800,000	$2,233,436	$1,107,194	$1,126,242
Pay	ZCS BRL CDI	11.890%	01/02/2013	Goldman Sachs & Co.	BRL	61,300,000	1,001,881	29,301	972,580
Pay	ZCS BRL CDI	10.835%	01/02/2012	JPMorgan Chase Bank N.A.	BRL	10,200,000	75,584	20,793	54,791
Pay	ZCS BRL CDI	11.250%	01/02/2012	JPMorgan Chase Bank N.A.	BRL	12,000,000	(8,493)	(306)	(8,187)
Pay	ZCS BRL CDI	12.170%	01/02/2013	JPMorgan Chase Bank N.A.	BRL	7,000,000	140,105	29,726	110,379
Pay	ZCS BRL CDI	10.115%	01/02/2012	Morgan Stanley & Co., Inc.	BRL	66,200,000	(1,277,677)	(1,087,869)	(189,808)
Pay	ZCS BRL CDI	11.290%	01/02/2012	Morgan Stanley & Co., Inc.	BRL	5,900,000	(2,199)	(5,309)	3,110
Pay	ZCS BRL CDI	11.630%	01/02/2012	Morgan Stanley & Co., Inc.	BRL	20,000,000	107,416	(235)	107,651
Pay	ZCS BRL CDI	12.540%	01/02/2012	Morgan Stanley & Co., Inc.	BRL	2,500,000	75,888	(7,260)	83,148
Pay	ZCS BRL CDI	11.980%	01/02/2013	Morgan Stanley & Co., Inc.	BRL	11,300,000	194,894	—	194,894

Total							$2,540,835	$86,035	$2,454,800

Open credit default swap agreements at September 30, 2011 were as follows:

Credit default swaps on corporate and sovereign issuers—buy protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2011 (b)	Notional Amount (c)		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Black and Decker Corp. (The) 8.950%, due 04/15/2014	(2.200%)	06/20/2014	Citibank N.A.	0.33%	$	2,000,000	$(101,705)	$—	$(101,705)
D.R. Horton, Inc. 5.375%, due 06/15/2012	(1.000%)	03/20/2015	JPMorgan Chase Bank N.A.	3.06%		7,500,000	498,234	403,143	95,091
Echostar DBS Corp. 6.625%, due 10/01/2014	(3.650%)	12/20/2013	Citibank N.A.	2.91%		6,200,000	(98,145)	—	(98,145)
International Lease Finance Corp. 6.625%, due 11/15/2013	(1.530%)	12/20/2013	JPMorgan Chase Bank N.A.	7.62%		1,100,000	129,605	—	129,605
Lexmark International, Inc. 5.900%, due 06/01/2013	(1.170%)	06/20/2013	JPMorgan Chase Bank N.A.	1.38%		5,000,000	18,096	—	18,096

Total							$446,085	$403,143	$42,942

Credit default swaps on corporate and sovereign issues—sell protection (d)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2011 (b)	Notional Amount (c)		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Brazilian Government International Bond 12.250%, due 03/06/2030	1.000%	06/20/2020	Deutsche Bank AG	2.27%	$	7,200,000	$(682,508)	$(238,660)	$(443,848)
Brazilian Government International Bond 12.250%, due 03/06/2030	1.000%	06/20/2015	JPMorgan Chase Bank N.A.	1.74%		2,500,000	(66,716)	(28,452)	(38,264)
Government of France 4.250%, due 04/25/2019	0.250%	06/20/2015	Citibank N.A.	1.65%		1,300,000	(64,606)	(31,062)	(33,544)
Government of France 4.250%, due 04/25/2019	0.250%	12/20/2015	Citibank N.A.	1.71%		600,000	(35,084)	(16,501)	(18,583)
Government of France 4.250%, due 04/25/2019	0.250%	06/20/2016	Citibank N.A.	1.79%		2,000,000	(136,233)	(86,352)	(49,881)
Government of France 4.250%, due 04/25/2019	0.250%	09/20/2016	Citibank N.A.	1.83%		2,100,000	(152,975)	(120,844)	(32,131)
Government of France 4.250%, due 04/25/2019	0.250%	06/20/2015	Deutsche Bank AG	1.65%		1,000,000	(49,697)	(32,762)	(16,935)
Government of France 4.250%, due 04/25/2019	0.250%	12/20/2015	JPMorgan Chase Bank N.A.	1.71%		11,000,000	(643,208)	(221,148)	(422,060)
Government of France 4.250%, due 04/25/2019	0.250%	06/20/2016	Morgan Stanley & Co., Inc.	1.79%		4,800,000	(326,959)	(210,443)	(116,516)

MIST-243

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Swap Agreements—(Continued)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2011 (b)	Notional Amount (c)		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Government of Japan 2.000% due 03/21/2022	1.000%	06/20/2016	Citibank N.A.	1.39%	$	9,500,000	$(168,154)	$(4,643)	$(163,511)
Government of Japan 2.000% due 03/21/2022	1.000%	12/20/2015	Deutsche Bank AG	1.31%		1,100,000	(13,930)	22,879	(36,809)
Government of Japan 2.000% due 03/21/2022	1.000%	12/20/2015	Goldman Sachs & Co.	1.31%		4,400,000	(55,718)	92,772	(148,490)
Government of Japan 2.000% due 03/21/2022	1.000%	12/20/2015	Goldman Sachs & Co.	1.31%		5,500,000	(69,648)	113,527	(183,175)
Government of Japan 2.000% due 03/21/2022	1.000%	12/20/2015	Goldman Sachs & Co.	1.31%		2,300,000	(29,126)	51,101	(80,227)
Government of Japan 2.000% due 03/21/2022	1.000%	12/20/2015	JPMorgan Chase & Co.	1.31%		4,500,000	(56,985)	92,584	(149,569)
Petrobras International Bond 8.375%, due 12/10/2018	1.000%	09/20/2012	Deutsche Bank AG	1.14%		700,000	(931)	(8,684)	7,753
United Kingdom Gilt 4.250%, due 06/07/2032	1.000%	06/20/2015	Citibank N.A.	0.76%		1,500,000	13,303	12,189	1,114
United Kingdom Gilt 4.250%, due 06/07/2032	1.000%	06/20/2016	Citibank N.A.	0.88%		2,800,000	14,945	34,749	(19,804)
United Kingdom Gilt 4.250%, due 06/07/2032	1.000%	12/20/2015	Credit Suisse Group AG	0.81%		2,100,000	16,053	49,257	(33,204)
United Kingdom Gilt 4.250%, due 06/07/2032	1.000%	06/20/2015	Deutsche Bank AG	0.76%		5,100,000	45,230	43,720	1,510
United Kingdom Gilt 4.250%, due 06/07/2032	1.000%	06/20/2015	Deutsche Bank AG	0.76%		1,800,000	15,963	8,559	7,404
United Kingdom Gilt 4.250%, due 06/07/2032	1.000%	12/20/2015	Deutsche Bank AG	0.81%		2,700,000	20,641	62,664	(42,023)

Total							$(2,426,343)	$(415,550)	$(2,010,793)

Credit default swaps on credit indices—sell protection (d)
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2011 (b)	Notional Amount (c)		Market Value	Upfront Premium Paid/ (Received)	Unrealized Depreciation
Markit CDX Emerging Markets Index, Series 14	5.000%	12/20/2015	Citibank N.A.	3.45%	$	30,900,000	$1,833,091	$4,143,505	$(2,310,414)
Markit CDX Emerging Markets Index, Series 14	5.000%	12/20/2015	Deutsche Bank AG	3.45%		3,200,000	189,835	474,400	(284,565)
Markit CDX Emerging Markets Index, Series 14	5.000%	12/20/2015	Morgan Stanley & Co., Inc.	3.45%		7,000,000	415,263	987,000	(571,737)
Markit CDX Emerging Markets Index, Series 14	5.000%	12/20/2015	UBS AG	3.45%		4,200,000	249,158	592,200	(343,042)
Markit CDX Emerging Markets Index, Series 15	5.000%	06/20/2016	Barclays Bank plc	3.58%		2,500,000	149,456	337,500	(188,044)

Total							$2,836,803	$6,534,605	$(3,697,802)

(BRL)—	Brazilian Real
(a)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(d)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

MIST-244

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the period ended September 30, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2011:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$3,377,942,732	$—	$3,377,942,732
Total Foreign Bonds & Debt Securities*	—	919,420,287	—	919,420,287
Domestic Bonds & Debt Securities
Capital Markets	—	100,303,640	—	100,303,640
Chemicals	—	2,059,644	—	2,059,644
Commercial Banks	—	11,172,188	—	11,172,188
Computers & Peripherals	—	5,309,170	—	5,309,170
Consumer Finance	—	48,166,582	—	48,166,582
Diversified Financial Services	—	108,191,398	1,546,554	109,737,952
Household Durables	—	9,715,498	—	9,715,498
Insurance	—	17,243,216	—	17,243,216
Media	—	11,563,500	—	11,563,500
Oil, Gas & Consumable Fuels	—	31,958,624	—	31,958,624
Thrifts & Mortgage Finance	—	1,404,260	—	1,404,260
Total Domestic Bonds & Debt Securities	—	347,087,720	1,546,554	348,634,274
Total Mortgage-Backed Securities*	—	290,309,353	—	290,309,353
Asset-Backed Securities
Asset-Backed - Automobile	—	4,523,915	—	4,523,915
Asset-Backed - Credit Card	—	25,053,144	—	25,053,144
Asset-Backed - Home Equity	—	19,856,275	—	19,856,275
Asset-Backed - Other	—	69,945,845	4,007,069	73,952,914
Asset-Backed - Student Loan	—	69,222,321	—	69,222,321
Total Asset-Backed Securities	—	188,601,500	4,007,069	192,608,569
Total Loan Participation*	—	29,242,090	—	29,242,090
Municipals	—	2,056,496	—	2,056,496
Total Convertible Preferred Stocks*	929,754	—	—	929,754
Purchased Options	—	19,469	—	19,469
Total Short-Term Investments*	—	510,709,215	—	510,709,215
Total Investments	$929,754	$5,665,388,862	$5,553,623	$5,671,872,239

Forward Contracts**
Forward Foreign Currency Exchange Contracts to Buy Appreciation	$—	$661,012	$—	$661,012
Forward Foreign Currency Exchange Contracts to Buy (Depreciation)	—	(11,316,456)	—	(11,316,456)
Forward Foreign Currency Exchange Contracts to Sell Appreciation	—	24,134,269	—	24,134,269
Forward Foreign Currency Exchange Contracts to Sell (Depreciation)	—	(3,810,145)	—	(3,810,145)
Total Forward Contracts	$—	$9,668,680	$—	$9,668,680

MIST-245

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

FAIR VALUE HIERARCHY—(Continued)

Description	Level 1	Level 2	Level 3	Total
Futures Contracts**
Futures Contracts Long Appreciation	$4,974,738	$—	$—	$4,974,738
Futures Contracts Long (Depreciation)	(13,930)	—	—	(13,930)
Total Futures Contracts	$4,960,808	$—	$—	$4,960,808

Forward Sales Commitments	$—	$(5,417,189)	$—	$(5,417,189)

Written Options**
Inflation Floor Options	$—	$(267,306)	$—	$(267,306)
Straddle Options	—	(949,245)	—	(949,245)
Interest Rate Options	—	(10,890,883)	—	(10,890,883)
Total Written Options	$—	$(12,107,434)	$—	$(12,107,434)

Swap Contracts**
Credit Default Swap Buy Protection Appreciation	$—	$242,792	$—	$242,792
Credit Default Swap Buy Protection (Depreciation)	—	(199,850)	—	(199,850)
Credit Default Swap Sell Protection Appreciation	—	17,781	—	17,781
Credit Default Swap Sell Protection (Depreciation)	—	(5,726,376)	—	(5,726,376)
Interest Rate Swap Appreciation	—	2,652,795	—	2,652,795
Interest Rate Swap (Depreciation)	—	(197,995)	—	(197,995)
Total Swap Contracts	$—	$(3,210,853)	$—	$(3,210,853)

*	See Schedule of Investments for additional detailed categorizations.
**	Derivative instruments such as forwards, futures contracts and swap contracts are valued on the unrealized appreciation/depreciation on the instrument. Written options are presented at value.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2010	Realized Gain	Change in Unrealized Appreciation/ (Depreciation)	Net Purchases	Net Sales	Net Transfers out of Level 3	Balance as of September 30, 2011	Change in Unrealized Appreciation/ (Depreciation) for Investments still held at September 30, 2011
U.S. Treasury & Government Agencies
Agency Sponsored Mortgage-Backed	$13,393,721	$—	$2,091	$(13,395,812)	$—	$—	$—	$—
Federal Agencies	7,277,290	—	—	—	—	(7,277,290)	—	—
Foreign Bonds and Debt Securities
Commercial Banks	877,231	—	—	—	—	(877,231)	—	—
Domestic Bonds and Debt Securities
Diversified Financial Services	1,564,016	622	(5,324)	—	(12,760)	—	1,546,554	(5,324)
Mortgage-Backed Securities
Commercial Mortgage-Backed Securities	5,789,457	50,875	(25,216)	—	(3,700,000)	(2,115,116)	—	—
Asset Backed Securities
Asset Backed - Other	21,949,465	26,874	(192,697)	3,365,947	(1,653,813)	(19,488,707)	4,007,069	(223,326)

Total	$50,851,180	$78,371	$(221,146)	$(10,029,865)	$(5,366,573)	$(29,758,344)	$5,553,623	$(228,650)

U.S. Treasury & Government Agencies, Foreign Bonds and Debt Securities, Mortgage-Backed Securities and Asset Backed Securities in the amount of $29,758,344 were transferred out of Level 3 due to the initiation of a vendor or broker providing prices.

MIST-246

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

U.S. Treasury & Government Agencies—58.4% of Net Assets

Security Description	Par Amount	Value

Agency Sponsored Mortgage-Backed—35.0%
Fannie Mae 10 Yr. Pool
4.500%, 06/01/13	$357,352	$381,123
4.000%, 08/01/13	64,563	68,164
3.500%, 09/01/13	36,449	38,094
4.000%, 09/01/13	177,790	184,920
3.500%, 10/01/13	55,023	55,898
4.000%, 12/01/13	464,070	491,130
4.000%, 03/01/14	16,551	17,519
4.500%, 03/01/14	1,428,237	1,514,019
4.000%, 05/01/14	676,673	703,310
3.500%, 06/01/14	14,449	14,720
4.000%, 06/01/14	354,691	365,773
3.500%, 07/01/14	27,668	28,203
4.000%, 07/01/14	8,356	8,673
4.000%, 09/01/15	5,431	5,604
5.500%, 04/01/16	120,408	130,226
5.500%, 06/01/16	41,050	43,361
5.500%, 06/01/16	26,924	29,346
4.500%, 04/01/17	337,484	353,772
4.500%, 06/01/17	266,228	279,516
5.500%, 08/01/17	11,038	11,774
4.500%, 03/01/18	367,753	387,489
5.500%, 09/01/18	706,099	759,079
5.500%, 10/01/18	324,338	352,039
4.500%, 11/01/18	125,574	133,808
4.500%, 12/01/18	79,065	84,249
Fannie Mae 15 Yr. Pool
5.500%, 03/01/13	8,622	9,352
5.500%, 11/01/13	7,551	8,190
6.500%, 12/01/13	1,657	1,703
5.500%, 01/01/14	11,766	12,762
5.500%, 02/01/14	7,944	8,616
5.500%, 03/01/14	9,608	10,421
5.500%, 04/01/14	123,181	133,606
5.500%, 04/01/14	10,747	11,657
5.500%, 06/01/14	10,611	11,509
8.000%, 08/01/14	1,735	1,856
5.500%, 09/01/14	585,817	635,394
5.500%, 12/01/14	176,745	191,703
5.500%, 08/01/15	1,776,355	1,851,465
5.500%, 03/01/16	18,040	19,567
6.500%, 04/01/16	46,052	50,596
6.500%, 06/01/16	24,853	27,305
6.500%, 07/01/16	70,753	77,732
6.500%, 08/01/16	4,575	5,026
6.000%, 09/01/16	12,366	13,439
6.500%, 09/01/16	27,675	30,405
6.500%, 10/01/16	60,263	66,207
5.500%, 11/01/16	11,662	12,656
5.500%, 12/01/16	10,067	10,925
5.500%, 01/01/17	12,286	13,332
6.500%, 02/01/17	34,017	37,373
6.000%, 03/01/17	11,802	12,841
6.000%, 04/01/17	26,760	29,116
6.000%, 06/01/17	19,515	21,232
6.000%, 07/01/17	63,112	68,668
6.500%, 07/01/17	50,192	55,143
5.500%, 09/01/17	13,630	14,800

Security Description	Par Amount	Value

Agency Sponsored Mortgage-Backed—(Continued)
5.500%, 10/01/17	$10,118	$10,987
6.500%, 10/01/17	15,159	16,654
5.500%, 12/01/17	14,531	15,850
5.500%, 01/01/18	435,128	472,402
5.500%, 02/01/18	3,593,654	3,902,290
5.500%, 02/01/18	155,148	168,278
4.500%, 06/01/18	196,481	210,530
4.500%, 08/01/18	24,548	26,303
5.500%, 11/01/18	12,468	13,537
4.500%, 06/01/20	102,173	108,840
5.500%, 09/01/20	56,506	61,483
5.500%, 12/01/20	11,797	12,810
4.000%, 03/01/22	264,608	281,668
5.500%, 03/01/22	1,074,157	1,165,000
5.500%, 04/01/22	498,313	545,156
5.500%, 04/01/22	39,956	43,335
5.500%, 07/01/22	725,284	787,894
5.500%, 09/01/22	331,985	360,061
5.500%, 10/01/22	2,356,519	2,558,588
5.500%, 11/01/22	630,069	683,407
5.500%, 12/01/22	576,185	625,004
4.500%, 01/01/23	1,756,219	1,873,013
4.500%, 02/01/23	1,271,741	1,356,316
5.500%, 02/01/23	840,580	911,708
4.500%, 03/01/23	754,426	804,597
5.500%, 03/01/23	109,492	118,752
4.500%, 04/01/23	2,138,369	2,280,577
4.500%, 05/01/23	2,850,798	3,040,386
4.500%, 06/01/23	3,466,543	3,697,078
4.500%, 07/01/23	1,968,568	2,099,484
5.500%, 07/01/23	58,190	63,120
5.500%, 08/01/23	375,798	407,580
5.500%, 10/01/23	513,016	556,480
5.500%, 11/01/23	79,931	87,008
5.500%, 12/01/23	243,110	263,836
4.500%, 01/01/24	370,780	395,067
5.500%, 01/01/24	68,915	74,754
4.500%, 03/01/24	14,781,695	15,748,547
4.000%, 04/01/24	301,660	318,469
4.500%, 04/01/24	3,429,630	3,656,872
4.500%, 05/01/24	5,416,584	5,778,498
4.000%, 07/01/24	229,016	241,778
4.500%, 08/01/24	100,291	106,835
5.500%, 09/01/24	254,507	276,205
4.500%, 10/01/24	1,784,864	1,901,332
4.000%, 11/01/24	364,878	385,210
4.500%, 11/01/24	423,240	451,274
5.500%, 01/01/25	5,014,760	5,439,651
4.500%, 02/01/25	1,907,538	2,032,938
4.500%, 03/01/25	2,831,021	3,020,178
4.500%, 04/01/25	931,702	993,663
4.500%, 05/01/25	3,419,209	3,645,549
4.500%, 06/01/25	405,917	432,912
4.500%, 07/01/25	663,096	707,327
4.000%, 09/01/25	266,158	281,156
4.500%, 09/01/25	478,720	510,556
4.000%, 10/01/25	48,851	51,604
4.500%, 11/01/25	358,263	382,089

MIST-247

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Par Amount	Value

Agency Sponsored Mortgage-Backed—(Continued)
4.500%, 03/01/26	$3,738,852	$3,987,497
4.500%, 04/01/26	70,908	75,801
4.000%, 06/01/26	186,950	197,484
4.500%, TBA (a)	16,000,000	17,027,499
5.500%, TBA (a)	500,000	541,797
Fannie Mae 20 Yr. Pool
6.000%, 08/01/18	13,733	15,077
6.000%, 12/01/18	17,907	19,660
5.500%, 02/01/19	69,092	75,045
6.000%, 02/01/19	31,432	34,509
6.000%, 06/01/22	2,347,044	2,590,696
5.500%, 09/01/22	30,328	33,206
6.000%, 09/01/22	603,397	664,651
5.500%, 10/01/22	136,185	149,110
6.000%, 10/01/22	390,707	431,268
6.000%, 01/01/23	731,607	807,557
5.500%, 06/01/23	1,000,064	1,096,227
5.500%, 03/01/25	1,989,589	2,180,900
5.500%, 11/01/26	75,041	81,671
5.500%, 01/01/27	345,762	376,308
5.500%, 06/01/27	64,810	70,495
5.500%, 08/01/27	708,170	770,290
5.500%, 11/01/27	256,960	279,500
6.000%, 11/01/27	55,485	61,019
5.500%, 12/01/27	598,572	651,078
5.500%, 03/01/28	302,730	329,285
5.500%, 04/01/28	834,747	907,187
5.500%, 05/01/28	382,419	415,606
5.500%, 06/01/28	117,289	127,467
5.500%, 07/01/28	66,740	72,532
5.500%, 09/01/28	1,036,442	1,126,062
6.000%, 09/01/28	335,271	368,400
5.500%, 10/01/28	173,088	188,108
6.000%, 10/01/28	285,127	313,301
5.500%, 12/01/28	77,685	84,427
5.500%, 01/01/29	978,653	1,063,582
5.500%, 07/01/29	392,521	426,585
5.500%, 10/01/29	1,002,629	1,089,638
5.500%, 04/01/30	1,111,730	1,208,207
Fannie Mae 30 Yr. Pool
8.000%, 11/01/13	1,568	1,635
8.000%, 10/01/25	3,218	3,754
6.000%, 12/01/28	143,621	159,541
6.000%, 01/01/29	94,710	105,207
6.000%, 02/01/29	499,905	555,317
6.000%, 04/01/29	14,863	16,510
6.000%, 06/01/29	21,892	24,318
5.000%, 09/01/30	227,792	246,331
7.500%, 09/01/30	2,390	2,798
5.000%, 03/01/32	4,607	5,007
6.000%, 07/01/32	547,459	608,142
5.000%, 09/01/32	16,065	17,372
5.000%, 10/01/32	36,111	39,050
5.000%, 11/01/32	7,890	8,533
6.000%, 11/01/32	190,317	211,413
6.000%, 01/01/33	103,484	113,726
6.000%, 02/01/33	93,971	104,388
5.000%, 03/01/33	22,979	24,838

Security Description	Par Amount	Value

Agency Sponsored Mortgage-Backed—(Continued)
6.000%, 03/01/33	$92,466	$102,716
5.000%, 04/01/33	18,492,186	19,988,512
6.000%, 04/01/33	61,770	68,578
5.000%, 05/01/33	99,221,674	107,250,362
6.000%, 05/01/33	95,253	105,811
5.000%, 06/01/33	13,373,555	14,455,706
5.000%, 07/01/33	25,698,628	27,774,156
6.000%, 07/01/33	96,805	107,536
5.000%, 08/01/33	69,392,733	75,007,762
6.000%, 08/01/33	242,862	269,782
5.000%, 09/01/33	33,880	36,680
5.000%, 10/01/33	114,124	123,357
5.000%, 11/01/33	8,940,649	9,664,096
5.000%, 12/01/33	14,985	16,197
5.000%, 01/01/34	574,297	624,805
6.000%, 01/01/34	10,800	11,990
5.000%, 02/01/34	3,475,150	3,756,347
5.000%, 03/01/34	6,884,851	7,441,949
5.000%, 04/01/34	842,397	915,701
5.000%, 05/01/34	128,257	138,595
5.500%, 05/01/34	191,110	208,800
5.000%, 06/01/34	115,578	125,054
5.500%, 06/01/34	160,258	175,092
5.500%, 07/01/34	142,548	156,945
5.000%, 08/01/34	421,651	455,644
5.500%, 09/01/34	31,144	34,026
6.000%, 09/01/34	156,996	175,575
5.000%, 10/01/34	9,035	9,765
5.000%, 11/01/34	5,584	6,034
5.500%, 11/01/34	1,457,412	1,592,313
6.000%, 11/01/34	42,686	47,297
5.000%, 12/01/34	23,682	25,590
5.500%, 12/01/34	34,706	37,918
5.000%, 01/01/35	571,247	621,323
5.500%, 01/01/35	2,105,125	2,299,981
5.000%, 02/01/35	10,640	11,498
5.500%, 02/01/35	2,792,593	3,051,083
5.000%, 03/01/35	41,306,067	44,635,508
5.000%, 04/01/35	42,494,149	45,919,304
6.000%, 04/01/35	4,251,869	4,723,162
5.000%, 05/01/35	21,722	23,462
6.000%, 05/01/35	196,241	216,644
5.000%, 06/01/35	24,033,102	25,970,267
5.000%, 07/01/35	9,071,122	9,795,934
6.000%, 07/01/35	365,688	404,966
5.000%, 08/01/35	19,432	20,982
5.000%, 09/01/35	61,694	66,625
6.000%, 09/01/35	71,197	78,599
5.000%, 10/01/35	3,025,508	3,269,588
4.000%, 11/01/35	502,438	530,747
5.000%, 11/01/35	1,058,542	1,143,037
6.000%, 12/01/35	361,273	400,640
5.000%, 02/01/36	8,473,066	9,149,410
5.000%, 03/01/36	22,837	24,660
6.000%, 03/01/36	522,164	575,147
6.000%, 05/01/36	2,170,233	2,391,684
6.000%, 06/01/36	1,355,759	1,493,326
5.000%, 07/01/36	154,597	167,058

MIST-248

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Par Amount	Value

Agency Sponsored Mortgage-Backed—(Continued)
5.500%, 07/01/36	$7,575,815	$8,277,051
6.000%, 07/01/36	999,292	1,100,689
5.000%, 08/01/36	2,965,490	3,202,205
6.000%, 08/01/36	21,555,890	23,743,564
5.500%, 09/01/36	894,869	978,260
6.000%, 09/01/36	8,839,335	9,736,253
6.000%, 10/01/36	24,883,667	27,410,492
5.500%, 11/01/36	70,693	77,049
6.000%, 11/01/36	4,137,580	4,558,675
5.500%, 12/01/36	170,405	185,726
6.000%, 12/01/36	21,693,029	23,894,279
4.500%, 01/01/37	15,916,770	16,947,214
5.500%, 01/01/37	810,902	883,102
6.000%, 01/01/37	901,523	992,908
5.000%, 02/01/37	24,706,763	26,679,055
5.500%, 02/01/37	560,797	610,347
6.000%, 02/01/37	35,939,923	39,519,230
5.500%, 03/01/37	377,613	411,563
6.000%, 03/01/37	3,019,607	3,323,013
6.000%, 04/01/37	10,996,520	12,092,278
5.500%, 05/01/37	343,606	373,908
6.000%, 05/01/37	6,978,298	7,678,718
5.500%, 06/01/37	1,339,794	1,457,947
6.000%, 06/01/37	12,172,051	13,382,515
5.500%, 07/01/37	3,703,747	4,031,474
6.000%, 07/01/37	69,387,550	76,276,677
5.500%, 08/01/37	495,875	539,605
6.000%, 08/01/37	41,122,607	45,209,261
5.500%, 09/01/37	274,410	298,610
6.000%, 09/01/37	31,190,211	34,287,899
6.000%, 10/01/37	5,405,412	5,941,814
6.000%, 11/01/37	389,791	428,490
6.000%, 12/01/37	563,220	619,137
5.500%, 01/01/38	204,287	222,303
4.500%, 02/01/38	171,377	182,257
5.500%, 02/01/38	8,152,965	8,862,950
6.000%, 02/01/38	12,587,319	13,837,765
4.500%, 03/01/38	367,398	390,609
5.500%, 03/01/38	10,323,155	11,365,793
6.000%, 03/01/38	356,248	391,395
4.500%, 04/01/38	420,432	446,994
5.500%, 04/01/38	79,119	85,997
6.000%, 04/01/38	148,172	162,834
5.500%, 05/01/38	5,251,209	5,707,736
6.000%, 05/01/38	19,513,748	21,486,588
5.500%, 06/01/38	542,500	590,847
6.000%, 06/01/38	378,618	416,050
5.500%, 07/01/38	489,630	532,197
6.000%, 07/01/38	7,991,902	8,780,353
6.000%, 08/01/38	7,945,282	8,731,231
6.000%, 09/01/38	15,872,103	17,440,643
5.500%, 10/01/38	42,508	46,204
6.000%, 10/01/38	10,768,096	11,833,023
6.000%, 11/01/38	4,543,848	4,992,936
6.000%, 12/01/38	4,356,062	4,785,844
4.000%, 01/01/39	311,369	327,453
4.500%, 01/01/39	489,679	520,429
5.500%, 01/01/39	1,067,055	1,159,822

Security Description	Par Amount	Value

Agency Sponsored Mortgage-Backed—(Continued)
6.000%, 01/01/39	$2,495,947	$2,750,306
4.000%, 02/01/39	192,809	202,437
4.500%, 02/01/39	16,458,656	17,496,455
6.000%, 02/01/39	196,395	215,771
4.500%, 03/01/39	3,007,836	3,195,981
4.000%, 04/01/39	1,706,269	1,791,476
4.500%, 04/01/39	60,978,207	64,801,494
5.500%, 04/01/39	153,431	166,961
6.000%, 04/01/39	1,162,618	1,276,513
4.500%, 05/01/39	3,019,294	3,208,158
4.500%, 06/01/39	18,638,261	19,804,122
6.000%, 06/01/39	347,286	381,222
4.500%, 07/01/39	425,723	452,361
6.000%, 07/01/39	13,832	15,205
4.500%, 08/01/39	2,315,063	2,459,875
6.000%, 08/01/39	206,962	227,510
4.500%, 09/01/39	4,672,409	4,964,677
5.500%, 09/01/39	1,670,640	1,844,339
6.000%, 09/01/39	501,050	550,795
4.500%, 10/01/39	58,853	62,534
4.500%, 11/01/39	2,606,503	2,769,545
4.500%, 12/01/39	1,870,539	1,987,545
4.500%, 01/01/40	902,974	959,457
4.500%, 02/01/40	4,216,004	4,479,724
4.500%, 03/01/40	5,162,479	5,485,403
4.500%, 04/01/40	143,776	152,769
6.000%, 05/01/40	20,877	23,074
4.500%, 06/01/40	1,364,634	1,450,691
4.000%, 07/01/40	72,674	76,240
4.500%, 07/01/40	4,802,331	5,102,958
4.000%, 08/01/40	1,480,603	1,554,310
4.500%, 08/01/40	2,518,998	2,676,566
4.000%, 09/01/40	2,717,506	2,852,787
4.500%, 09/01/40	35,199,356	37,401,147
4.000%, 10/01/40	8,016,879	8,415,967
4.500%, 10/01/40	3,941,359	4,187,899
4.000%, 11/01/40	833,002	874,469
4.500%, 11/01/40	8,046,732	8,550,071
4.000%, 12/01/40	15,136,599	15,890,583
4.500%, 12/01/40	4,628,126	4,917,625
5.500%, 12/01/40	495,449	538,832
3.500%, 01/01/41	7,864,378	8,089,987
4.000%, 01/01/41	30,493,705	32,011,283
4.500%, 01/01/41	3,287,978	3,493,647
3.500%, 02/01/41	21,057,862	21,675,122
4.000%, 02/01/41	37,484,519	39,350,395
4.500%, 02/01/41	3,200,711	3,400,921
3.500%, 03/01/41	22,336,517	22,977,297
3.500%, 03/01/41	6,895,189	7,092,995
4.000%, 03/01/41	32,528,926	34,142,060
4.500%, 03/01/41	10,237,297	10,877,660
4.000%, 04/01/41	26,930,226	28,267,522
4.500%, 04/01/41	34,416,575	36,569,405
3.500%, 05/01/41	493,286	507,437
4.000%, 05/01/41	2,831,368	2,971,434
4.500%, 05/01/41	66,820,968	71,000,750
3.500%, 06/01/41	421,190	433,036
4.000%, 06/01/41	19,903,225	20,887,813

MIST-249

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Par Amount	Value

Agency Sponsored Mortgage-Backed—(Continued)
4.500%, 06/01/41	$10,528,680	$11,187,272
4.000%, 07/01/41	3,221,639	3,381,010
4.500%, 07/01/41	41,176	43,919
4.000%, 08/01/41	40,968,042	42,994,679
4.000%, 09/01/41	6,042,219	6,340,944
4.500%, 09/01/41	53,181	56,508
4.000%, TBA (a)	62,200,000	65,212,813
4.500%, TBA (a)	957,000,000	1,015,466,671
5.500%, TBA (a)	122,000,000	132,408,149
6.000%, TBA (a)	25,000,000	27,425,788
Fannie Mae ARM Pool
2.220%, 10/01/28 (b)	218,731	227,623
2.745%, 02/01/31 (b)	276,877	278,755
2.447%, 09/01/31 (b)	117,323	123,814
2.386%, 07/01/32 (b)	44,441	44,822
2.745%, 09/01/32 (b)	373,834	392,952
2.917%, 11/01/32 (b)	245,108	259,035
2.352%, 03/01/33 (b)	8,919	9,366
1.861%, 06/01/33 (b)	107,595	110,823
2.451%, 07/01/33 (b)	84,305	88,664
2.522%, 04/01/34 (b)	27,658	29,123
2.410%, 05/01/34 (b)	1,625,294	1,714,665
4.738%, 09/01/34 (b)	212,453	227,411
4.967%, 09/01/34 (b)	2,382,986	2,482,722
2.616%, 10/01/34 (b)	47,371	49,997
2.553%, 11/01/34 (b)	11,845	12,438
2.555%, 11/01/34 (b)	6,835,043	7,256,945
2.681%, 11/01/34 (b)	335,817	354,010
2.077%, 12/01/34 (b)	4,131,238	4,276,570
2.113%, 12/01/34 (b)	1,387,633	1,443,059
2.355%, 12/01/34 (b)	141,823	149,188
1.982%, 01/01/35 (b)	557,371	585,502
2.335%, 01/01/35 (b)	198,457	208,201
2.354%, 01/01/35 (b)	55,839	58,752
2.356%, 01/01/35 (b)	154,436	162,492
2.366%, 01/01/35 (b)	160,492	168,850
2.378%, 02/01/35 (b)	103,178	108,504
2.444%, 02/01/35 (b)	479,878	502,797
2.151%, 03/01/35 (b)	145,853	151,939
2.685%, 04/01/35 (b)	310,586	327,063
2.432%, 05/01/35 (b)	167,483	176,595
2.562%, 05/01/35 (b)	1,222,949	1,298,256
2.349%, 08/01/35 (b)	2,176,181	2,275,767
2.500%, 08/01/35 (b)	1,875,134	1,974,930
1.754%, 09/01/35 (b)	4,444,742	4,558,137
2.383%, 10/01/35 (b)	2,005,212	2,101,736
2.164%, 11/01/35 (b)	578,420	599,633
2.380%, 11/01/35 (b)	1,638,362	1,711,801
2.551%, 11/01/35 (b)	1,033,859	1,092,140
5.375%, 01/01/36 (b)	755,624	813,589
2.000%, 08/01/36 (b)	1,071,151	1,128,706
4.542%, 12/01/36 (b)	800,219	839,963
1.452%, 08/01/41 (b)	846,669	849,265
1.502%, 09/01/41 (b)	2,036,134	2,062,108
1.452%, 07/01/42 (b)	690,874	693,141
1.452%, 08/01/42 (b)	633,506	636,015
1.452%, 10/01/44 (b)	1,061,622	1,065,362

Security Description	Par Amount	Value

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae Pool A.S. REIT Class 2A
3.330%, 11/21/21 (c)	$1,600,000	$1,603,853
Fannie Mae REMICS
Series 2001-46 Class F 0.630%, 09/18/31 (b)	805,683	809,471
Series 2002-21 Class FD 1.135%, due 04/25/32 (b)	314,409	319,057
Series 2006-S Class 3A2 2.376%, 05/25/35 (b)	3,251,188	3,381,692
Freddie Mac 15 Yr. Gold Pool
5.500%, 05/01/14	10,828	11,379
6.000%, 06/01/14	11,057	11,994
6.000%, 10/01/14	5,873	6,371
6.000%, 03/01/15	980	1,063
5.500%, 04/01/16	8,588	9,297
5.500%, 09/01/19	1,144,789	1,243,299
Freddie Mac 20 Yr. Gold Pool
6.000%, 03/01/21	183,672	201,390
5.500%, 04/01/21	48,719	52,734
6.000%, 01/01/22	673,860	738,867
6.000%, 10/01/22	2,381,971	2,611,757
5.500%, 12/01/22	4,542	4,959
6.000%, 12/01/22	144,707	159,300
6.000%, 02/01/23	90,191	99,286
5.500%, 03/01/23	926,895	1,011,966
6.000%, 04/01/23	130,870	144,067
5.500%, 08/01/26	8,003	8,708
5.500%, 12/01/27	407,717	442,079
5.500%, 01/01/28	222,167	240,892
5.500%, 05/01/28	495,280	537,023
Freddie Mac 30 Yr. Gold Pool
5.500%, 03/01/32	92,682	100,972
5.500%, 10/01/35	164,947	179,699
5.500%, 11/01/35	507,493	552,881
5.500%, 01/01/36	502,137	546,628
5.500%, 02/01/36	281,634	306,823
5.500%, 04/01/36	222,509	240,811
5.500%, 06/01/36	12,979,055	14,135,813
5.500%, 08/01/36	641,017	697,246
5.500%, 12/01/36	3,215,625	3,497,696
5.500%, 02/01/37	131,577	142,845
5.500%, 03/01/37	114,754	125,914
5.500%, 04/01/37	461,062	502,806
5.500%, 06/01/37	88,772	96,365
5.500%, 07/01/37	3,838,321	4,170,319
5.500%, 08/01/37	767,751	840,435
5.500%, 09/01/37	183,053	198,710
5.500%, 10/01/37	121,735	131,930
5.500%, 11/01/37	2,670,228	2,898,618
5.500%, 12/01/37	261,879	284,277
5.500%, 01/01/38	648,231	703,675
5.500%, 02/01/38	1,549,635	1,682,177
5.500%, 03/01/38	1,095,842	1,190,221
5.500%, 04/01/38	834,791	908,887
5.500%, 07/01/38	4,633,480	5,029,788
4.500%, 09/01/38	824,777	874,891
5.500%, 09/01/38	1,642,794	1,780,481

MIST-250

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Par Amount	Value

Agency Sponsored Mortgage-Backed—(Continued)
5.500%, 10/01/38	$441,111	$478,923
5.500%, 11/01/38	626,638	679,158
5.500%, 12/01/38	37,559	40,918
5.500%, 01/01/39	5,201,354	5,645,283
4.500%, 02/01/39	3,386,748	3,590,548
5.500%, 02/01/39	125,206	135,700
5.500%, 09/01/39	352,794	382,362
5.500%, 12/01/39	170,195	184,459
5.500%, 02/01/40	235,915	255,540
4.500%, 10/01/40	492,908	522,318
4.500%, 12/01/40	61,923	65,647
4.000%, TBA (a)	35,000,000	36,640,625
4.500%, TBA (a)	58,000,000	61,362,185
5.500%, TBA (a)	170,000,000	183,865,659
Freddie Mac ARM Non-Gold Pool
2.742%, 01/01/29 (b)	1,048,269	1,109,366
2.505%, 11/01/31 (b)	53,638	55,970
3.181%, 08/01/32 (b)	230,630	243,835
2.365%, 10/01/34 (b)	140,486	144,925
2.500%, 11/01/34 (b)	274,820	287,164
2.719%, 11/01/34 (b)	98,358	103,439
2.894%, 11/01/34 (b)	130,013	136,897
2.966%, 11/01/34 (b)	75,354	78,396
2.427%, 01/01/35 (b)	142,335	149,743
2.500%, 01/01/35 (b)	623,484	655,941
2.358%, 02/01/35 (b)	145,305	151,490
2.375%, 02/01/35 (b)	166,315	174,940
2.382%, 02/01/35 (b)	115,695	121,685
2.428%, 02/01/35 (b)	146,633	154,301
2.472%, 02/01/35 (b)	87,231	91,814
2.494%, 02/01/35 (b)	273,388	290,830
2.653%, 02/01/35 (b)	141,324	149,651
5.175%, 03/01/35 (b)	1,104,961	1,189,037
2.511%, 06/01/35 (b)	3,539,758	3,738,306
2.516%, 08/01/35 (b)	1,795,066	1,896,161
2.495%, 09/01/35 (b)	550,601	573,352
2.549%, 09/01/35 (b)	1,747,524	1,825,521
Freddie Mac REMICS
Series 1609 Class 1A 1.875%, 11/15/23 (b)	1,222,938	1,263,198
Series 1650 Class K 6.500%, 01/15/24	83,190	95,516
Series 2495 Class PD 5.500%, 03/15/17	75,828	76,208
Series 2495 Class W 3.500%, 07/15/32	142,360	147,697
Series 2820 Class FY 0.479%, 07/15/34 (b)	325,581	326,789
Freddie Mac Structured Pass-Through Securities
Series T-61 Class 1A1 1.652%, 07/25/44 (b)	10,999,184	11,212,878
Series T-62 Class 1A1 1.429%, 10/25/44 (b)	2,116,752	2,178,607
Series T-63 Class 1A1 1.443%, 02/25/45 (b)	187,796	180,610
Ginnie Mae I 15 Yr. Pool
6.000%, 04/15/14	28,980	31,653

Security Description	Par Amount	Value

Agency Sponsored Mortgage-Backed—(Continued)
Ginnie Mae I 30 Yr. Pool
7.000%, 10/15/23	$24,667	$28,504
7.500%, 01/15/26	18,136	21,177
7.500%, 04/15/31	5,707,461	5,997,684
3.500%, TBA (a)	1,000,000	1,040,625
Ginnie Mae II 30 Yr. Pool
3.500%, 01/20/41	981,386	1,028,636
Ginnie Mae II ARM Pool
2.375%, 02/20/22 (b)	21,366	22,135
2.375%, 04/20/22 (b)	2,680	2,782
2.375%, 01/20/23 (b)	40,080	41,522
2.125%, 01/20/26 (b)	17,777	18,431
2.375%, 02/20/26 (b)	19,719	20,429
2.375%, 05/20/26 (b)	28,637	29,733
2.500%, 11/20/26 (b)	18,931	19,682
2.375%, 01/20/27 (b)	11,491	11,905
2.375%, 02/20/27 (b)	12,951	13,417
2.375%, 06/20/27 (b)	10,518	10,921
2.625%, 08/20/27 (b)	113,838	118,215
2.625%, 09/20/27 (b)	91,565	95,086
2.125%, 11/20/27 (b)	32,069	33,248
2.250%, 02/20/28 (b)	22,693	23,491
2.250%, 03/20/28 (b)	23,798	24,634
2.375%, 05/20/28 (b)	11,751	12,201
2.125%, 10/20/28 (b)	23,260	24,116
2.375%, 04/20/29 (b)	15,646	16,245
2.875%, 04/20/29 (b)	18,346	19,111
2.375%, 05/20/29 (b)	15,780	16,384
2.625%, 07/20/29 (b)	18,247	18,949
2.625%, 08/20/29 (b)	17,416	18,085
2.625%, 09/20/29 (b)	22,222	23,077
2.125%, 10/20/29 (b)	15,693	16,270
2.250%, 01/20/30 (b)	67,427	69,798
2.375%, 04/20/30 (b)	40,667	42,224
2.370%, 05/20/30 (b)	55,844	57,982
2.375%, 06/20/30 (b)	23,446	24,344
2.500%, 10/20/30 (b)	6,381	6,634
2.125%, 11/20/30 (b)	90,483	93,812
2.375%, 04/20/31 (b)	27,764	28,827
2.625%, 08/20/31 (b)	6,857	7,121
2.500%, 10/20/31 (b)	7,191	7,479
1.750%, 03/20/32 (b)	1,203	1,242
2.375%, 04/20/32 (b)	3,167	3,288
2.500%, 04/20/32 (b)	12,037	12,510
2.375%, 05/20/32 (b)	34,966	36,305
2.625%, 07/20/32 (b)	16,863	17,512
2.000%, 03/20/33 (b)	11,616	12,010
2.625%, 09/20/33 (b)	124,256	129,033

		3,392,529,151

Federal Agencies—1.1%
Federal Home Loan Mortgage Corp.
2.500%, 05/27/16	8,400,000	8,904,806
2.000%, 08/25/16	8,400,000	8,706,566
4.875%, 06/13/18	9,100,000	10,898,779
Federal National Mortgage Association
2.000%, 02/18/15	3,900,000	4,060,087
2.000%, 09/21/15	12,700,000	13,143,382

MIST-251

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Par Amount	Value

Federal Agencies—(Continued)
4.375%, 10/15/15	$5,000,000	$5,676,360
1.625%, 10/26/15	1,600,000	1,642,402
2.250%, 03/15/16	52,600,000	55,252,881
Government National Mortgage Association
Series 2000-9 Class FH 0.729%, 02/16/30 (b)	27,390	27,480
Series 2002-31 Class F 0.529%, 01/16/31 (b)	67,839	67,878

		108,380,621

U.S. Treasury—22.3%
U.S. Treasury Inflation Indexed Bonds
1.250%, 07/15/20	10,669,770	11,787,599
1.125%, 01/15/21	11,668,945	12,745,592
0.625%, 07/15/21	2,505,900	2,617,099
2.375%, 01/15/25	9,947,633	12,300,089
2.000%, 01/15/26	39,383,104	46,832,064
2.375%, 01/15/27	49,403,025	61,834,852
1.750%, 01/15/28	15,959,876	18,508,477
3.625%, 04/15/28	9,358,426	13,471,744
2.500%, 01/15/29	42,300,048	54,358,861
3.875%, 04/15/29	2,885,904	4,347,568
U.S. Treasury Notes
0.125%, 09/30/13	1,500,000	1,496,364
1.500%, 07/31/16	53,700,000	55,151,887
3.000%, 02/28/17	1,000,000	1,101,875
2.250%, 07/31/18	300,000	316,641
1.500%, 08/31/18	683,300,000	686,716,500
1.375%, 09/30/18	271,000,000	269,729,823
3.375%, 11/15/19	8,600,000	9,754,283
3.625%, 02/15/20	36,700,000	42,371,288
3.500%, 05/15/20	47,100,000	53,947,681
2.625%, 08/15/20	154,700,000	165,710,308
2.625%, 11/15/20	138,200,000	147,809,184
3.625%, 02/15/21	419,700,000	484,917,603

		2,157,827,382

Total U.S. Treasury & Government Agencies (Cost $5,599,719,476)		5,658,737,154

Foreign Bonds & Debt Securities—36.7%

Capital Markets—1.0%
Deutsche Bank AG London
6.000%, 09/01/17	25,700,000	28,346,046
Scotland International Finance No. 2 B.V.
4.250%, 05/23/13 (144A)	19,800,000	19,542,640
UBS AG
1.253%, 01/28/14 (b)	1,700,000	1,612,844
Series BKNT 2.250%, 08/12/13	14,900,000	14,639,414
5.875%, 12/20/17	21,700,000	22,358,899
Series MTN 1.403%, 02/23/12 (b)	7,900,000	7,921,725

		94,421,568

Security Description	Par Amount	Value

Chemicals—0.0%
Braskem Finance, Ltd.
5.750%, 04/15/21 (144A)	$3,300,000	$3,044,580

Commercial Banks—8.1%
ABN Amro Bank N.V.
3.000%, 04/17/12 (EUR)	1,600,000	2,173,592
ANZ National International, Ltd.
3.125%, 08/10/15( 144A)	8,700,000	8,747,528
Australia & New Zealand Banking Group, Ltd.
2.125%, 01/10/14 (144A)	17,100,000	17,168,383
Banco Santander Brazil S.A.
2.450%, 03/18/14 (144A) (b)	20,800,000	20,171,526
4.250%, 01/14/16 (144A)	14,800,000	14,125,139
Banco Santander Chile
1.850%, 01/19/16 (144A) (b)	6,900,000	6,912,545
Bank of China (Hong Kong), Ltd.
5.550%, 02/11/20 (144A)	2,500,000	2,491,563
Bank of India Series EMTN
4.750%, 09/30/15	5,100,000	5,034,139
Bank of Montreal Series CB2
2.850%, 06/09/15 (144A)	5,600,000	5,915,521
Bank of Nova Scotia
1.650%, 10/29/15 (144A)	6,100,000	6,193,369
Barclays Bank plc
5.450%, 09/12/12	39,300,000	40,292,679
2.375%, 01/13/14	6,300,000	6,164,771
5.000%, 09/22/16	26,400,000	26,488,018
0.531%, 03/23/17 (b)	1,500,000	1,351,571
6.050%, 12/04/17 (144A)	44,400,000	40,805,198
7.434%, 12/15/17 (144A) (b)	6,700,000	5,527,500
10.179%, 06/12/21 (144A)	18,080,000	19,401,286
Series EMTN
6.000%, 01/23/18 (EUR)	15,000,000	18,105,407
BBVA Bancomer S.A.
4.500%, 03/10/16 (144A)	3,900,000	3,666,000
6.500%, 03/10/21 (144A)	7,800,000	7,273,500
BNP Paribas S.A. Series BKNT
1.146%, 01/10/14 (b)	26,000,000	24,266,034
BPCE S.A.
2.375%, 10/04/13 (144A)	2,400,000	2,294,961
Credit Agricole S.A.
8.375%, 10/13/19 (144A) (b)	46,000,000	36,455,000
Credit Suisse of New York
2.200%, 01/14/14	5,700,000	5,652,462
Danske Bank A.S.
2.500%, 05/10/12 (144A)	4,500,000	4,554,064
Dexia Credit Local S.A.
0.733%, 04/29/14 (144A) (b)	1,200,000	1,177,892
Export-Import Bank of Korea
1.050%, 03/03/12 (144A) (SGD)	18,300,000	14,058,943
5.125%, 06/29/20	4,300,000	4,381,003
4.000%, 01/29/21	2,700,000	2,524,334
HBOS Capital Funding L.P.
6.071%, 06/30/14 (144A) (b)	45,000	27,450
HSBC Bank plc
2.000%, 01/19/14 (144A)	6,000,000	5,970,222

MIST-252

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Foreign Bonds & Debt Securities—(Continued)

Security Description	Par Amount	Value

Commercial Banks—(Continued)
HSBC Capital Funding L.P.
4.610%, 06/27/13 (144A) (b)	$585,000	$536,717
ING Bank N.V.
1.169%, 03/30/12 (144A) (b)	66,800,000	66,726,787
2.650%, 01/14/13 (144A)	1,500,000	1,490,679
2.000%, 10/18/13 (144A)	3,300,000	3,217,503
Intesa Sanpaolo
2.708%, 02/24/14 (144A) (b)	14,100,000	12,705,750
Intesa Sanpaolo/New York, Series YCD
2.375%, 12/21/12	45,500,000	44,227,820
Kreditanstalt fuer Wiederaufbau
2.000%, 09/07/16 (EUR)	13,900,000	18,931,798
LeasePlan Corp. N.V.
3.125%, 02/10/12 (EUR)	7,700,000	10,422,230
Lloyds TSB Bank plc
4.875%, 01/21/16	7,400,000	7,301,506
12.000%, 12/16/24 (144A) (b)	5,800,000	5,683,145
Mizuho Financial Group Cayman, Ltd.
5.790%, 04/15/14 (144A)	315,000	339,940
Nordea Bank AB
2.125%, 01/14/14 (144A)	2,700,000	2,687,241
Rabobank Nederland
11.000%, 06/30/19 (144A) (b)	277,000	336,372
Realkredit Danmark A.S.
Series 73D
2.480%, 01/01/38 (DKK) (b)	22,681,449	4,025,329
Series 83D
2.480%, 01/01/38 (DKK) (b)	96,951,844	17,145,895
Resona Bank, Ltd.
5.850%, 04/15/16 (144A) (b)	4,400,000	4,337,929
Royal Bank of Scotland Group plc
7.640%, 09/29/17	14,500,000	7,032,500
6.990%, 10/15/17 (144A)	2,000,000	1,280,000
Royal Bank of Scotland plc (The)
3.950%, 09/21/15	12,300,000	11,578,052
Series EMTN 1.105%, 09/29/15 (b)	500,000	369,202
0.529%, 10/14/16 (b)	500,000	356,395
Series MPLE 1.999%, 03/30/15 (CAD) (b)	7,763,000	6,299,013
Santander Finance Preferred S.A. Unipersonal
Series 8 11.300%, 12/31/49 (GBP) (b)	7,900,000	11,539,928
Santander Issuances S.A. Unipersonal
Series 24 7.300%, 07/27/14 (GBP) (b)	5,000,000	7,221,036
Santander US Debt S.A. Unipersonal
2.991%, 10/07/13 (144A)	24,300,000	23,366,297
Societe Financement de l’Economie Francaise
0.450%, 07/16/12 (144A) (b)	57,000,000	57,160,170
Societe Generale S.A.
5.922%, 04/15/17 (144A) (b)	13,200,000	7,743,991
8.875%, 06/16/18 (GBP) (b)	5,000,000	4,765,014
Standard Chartered First Bank Korea, Ltd.
7.267%, 03/03/34 (144A) (b)	240,000	240,000
State Bank of India
4.500%, 07/27/15 (144A)	12,200,000	12,338,793
Sumitomo Mitsui Banking Corp.
1.950%, 01/14/14 (144A)	7,400,000	7,453,532

Security Description	Par Amount	Value

Commercial Banks—(Continued)
Svenska Handelsbanken AB
1.343%, 09/14/12 (144A) (b)	$34,000,000	$34,244,086
Swedbank A.B.
3.625%, 12/02/11 (EUR)	1,400,000	1,888,896
Turkiye Garanti Bankasi A.S.
2.751%, 04/20/16 (144A) (b)	3,800,000	3,458,000
United Overseas Bank, Ltd.
5.375%, 09/03/19 (144A) (b)	470,000	497,803
Westpac Banking Corp.
0.730%, 07/16/14 (144A) (b)	29,000,000	29,369,866
Woori Bank
6.025%, 03/13/14 (144A) (b)	305,000	291,223

		787,982,038

Commercial Services & Supplies—0.6%
Canada Housing Trust No.1
3.150%, 06/15/14 (144A) (CAD)	3,900,000	3,948,609
2.750%, 09/15/14 (144A) (CAD)	13,600,000	13,654,845
2.750%, 12/15/15 (144A) (CAD)	9,000,000	9,107,273
3.350%, 12/15/20 (144A) (CAD)	17,500,000	17,903,898
Series AUG
3.800%, 06/15/21 (144A) (CAD)	11,200,000	11,842,895

		56,457,520

Construction Materials—0.0%
C10 Capital, Ltd.
6.722%, 12/31/16 (b)	4,800,000	2,280,000
C8 Capital SPV, Ltd.
6.640%, 12/31/14 (144A) (b)	1,700,000	799,000

		3,079,000

Consumer Finance—0.3%
Banque PSA Finance
2.274%, 04/04/14 (144A) (b)	14,900,000	14,058,344
FCE Bank plc Series EMTN
7.125%, 01/15/13 (EUR)	4,000,000	5,500,639
GMAC International Finance B.V.
7.500%, 04/21/15 (EUR)	2,800,000	3,454,745
Sydney Airport Finance Co. Pty, Ltd.
5.125%, 02/22/21 (144A)	1,300,000	1,356,191

		24,369,919

Diversified Financial Services—0.7%
Banco Nacional de Desenvolvimento Economico e Social
4.125%, 09/15/17 (144A) (EUR)	2,700,000	3,486,706
BM&F BOVESPA S.A.
5.500%, 07/16/20 (144A)	1,000,000	993,750
Instituto de Credito Oficial
3.286%, 03/25/14 (EUR) (b)	19,200,000	24,838,223
LBG Capital No.1 plc
7.875%, 11/01/20 (144A)	285,000	209,475
Macquarie Bank, Ltd. Series B
2.600%, 01/20/12 (144A)	2,200,000	2,213,724

MIST-253

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Foreign Bonds & Debt Securities—(Continued)

Security Description	Par Amount	Value

Diversified Financial Services—(Continued)
Nationwide Building Society
6.250%, 02/25/20 (144A)	$10,800,000	$10,902,157
Pearson Dollar Finance plc
5.700%, 06/01/14 (144A)	13,500,000	14,861,515
Temasek Financial I, Ltd.
4.300%, 10/25/19 (144A)	5,500,000	5,890,429
Trans Capital Investment, Ltd.
8.700%, 08/07/18 (144A)	2,800,000	3,251,500

		66,647,479

Diversified Telecommunication Services—0.0%
Deutsche Telekom International Finance B.V.
5.250%, 07/22/13	425,000	449,027
8.750%, 06/15/30	50,000	66,865
France Telecom S.A.
8.500%, 03/01/31	165,000	229,135
Qtel International Finance, Ltd.
3.375%, 10/14/16 (144A)	400,000	402,250
4.750%, 02/16/21 (144A)	800,000	803,000

		1,950,277

Electric Utilities—1.0%
Centrais Eletricas Brasileiras S.A.
6.875%, 07/30/19 (144A)	54,400,000	61,472,000
Electricite de France
5.500%, 01/26/14 (144A)	5,100,000	5,465,502
6.500%, 01/26/19 (144A)	5,100,000	5,970,106
6.950%, 01/26/39 (144A)	4,700,000	5,871,794
Enel Finance International S.A.
6.250%, 09/15/17 (144A)	9,350,000	9,454,318
Majapahit Holding B.V.
7.250%, 06/28/17	2,040,000	2,207,345
7.750%, 01/20/20	5,000,000	5,470,319

		95,911,384

Energy Equipment & Services—0.0%
Transocean, Inc.
7.500%, 04/15/31	1,000,000	1,161,638

Gas Utilities—0.0%
ENN Energy Holdings, Ltd.
6.000%, 05/13/21 (144A)	1,600,000	1,549,688
UFJ Finance Aruba AEC
6.750%, 07/15/13	220,000	236,511

		1,786,199

Household Durables—0.0%
Korea Housing Finance Corp.
4.125%, 12/15/15 (144A)	2,500,000	2,538,895

Independent Power Producers & Energy Traders—0.1%
Korea Hydro & Nuclear Power Co., Ltd.
3.125%, 09/16/15 (144A)	11,200,000	11,002,029

Industrial Conglomerates—0.0%
Hutchison Whampoa International, Ltd.
6.250%, 01/24/14 (144A)	245,000	265,768

Security Description	Par Amount	Value

Insurance—0.1%
AXA S.A.
8.600%, 12/15/30	$60,000	$67,340
Dai-ichi Life Insurance Co., Ltd. (The)
7.250%, 07/25/21 (144A) (b)	7,400,000	7,331,230

		7,398,570

Media—0.2%
British Sky Broadcasting Group plc
6.100%, 02/15/18 (144A)	15,000,000	16,617,060

Metals & Mining—0.2%
AngloGold Ashanti Holdings plc
5.375%, 04/15/20	2,400,000	2,355,298
Gerdau Trade, Inc.
5.750%, 01/30/21 (144A)	6,900,000	6,614,309
Vale Overseas, Ltd.
6.875%, 11/21/36	8,200,000	8,865,012
6.875%, 11/10/39	3,600,000	3,906,000

		21,740,619

Oil, Gas & Consumable Fuels—1.0%
Gazprom OAO Via Gaz Capital S.A.
8.146%, 04/11/18 (144A)	12,400,000	13,733,000
8.625%, 04/28/34	23,300,000	27,028,000
Series REGS
8.125%, 07/31/14	3,600,000	3,834,000
Gazprom OAO Via RBS AG
9.625%, 03/01/13 (144A)	130,000	137,583
Husky Energy, Inc.
6.150%, 06/15/19	215,000	246,061
Indian Oil Corp., Ltd.
4.750%, 01/22/15	2,200,000	2,256,652
Novatek Finance, Ltd.
5.326%, 02/03/16 (144A)	3,100,000	3,092,723
Petrobras International Finance Co.
5.750%, 01/20/20	4,800,000	5,030,400
5.375%, 01/27/21	26,600,000	27,158,600
Ras Laffan Liquefied Natural Gas Co., Ltd. III Series REGS
5.500%, 09/30/14	1,400,000	1,529,500
Total Capital S.A.
4.450%, 06/24/20	3,100,000	3,472,046
TransCanada Pipelines, Ltd.
7.625%, 01/15/39	2,500,000	3,407,913

		90,926,478

Provincial—1.4%
Province of Ontario
1.375%, 01/27/14	13,800,000	13,961,281
1.875%, 09/15/15	3,900,000	3,979,439
1.600%, 09/21/16	400,000	399,562
4.300%, 03/08/17 (CAD)	9,200,000	9,886,512
4.200%, 03/08/18 (CAD)	2,200,000	2,346,716
5.500%, 06/02/18 (CAD)	2,600,000	2,977,038
4.400%, 06/02/19 (CAD)	9,100,000	9,764,852
4.200%, 06/02/20 (CAD)	13,200,000	13,898,876
4.000%, 06/02/21 (CAD)	50,100,000	51,786,234

MIST-254

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Foreign Bonds & Debt Securities—(Continued)

Security Description	Par Amount	Value

Provencial—(Continued)
Series MTN
4.600%, 06/02/39 (CAD)	$4,600,000	$5,112,140
Province of Quebec
4.500%, 12/01/16 (CAD)	400,000	431,326
4.500%, 12/01/17 (CAD)	4,700,000	5,077,176
4.500%, 12/01/19 (CAD)	1,200,000	1,288,539
4.500%, 12/01/20 (CAD)	400,000	430,156
4.250%, 12/01/21 (CAD)	3,800,000	3,970,616
Series MTN
4.500%, 12/01/18 (CAD)	5,400,000	5,822,333

		131,132,796

Real Estate Management & Development—0.0%
Qatari Diar Finance QSC
3.500%, 07/21/15	1,000,000	1,035,235

Road & Rail—0.0%
RZD Capital, Ltd. Series EMTN
5.739%, 04/03/17	3,200,000	3,195,104

Sovereign—21.8%
Brazil Notas do Tesouro Nacional Series F
10.000%, 01/01/12 (BRL)	7,794,200	43,016,022
10.000%, 01/01/13 (BRL)	6,952,000	3,824,928
10.000%, 01/01/14 (BRL)	698,000	3,788,832
10.000%, 01/01/17 (BRL)	20,552,700	107,234,830
Canadian Government Bond
4.500%, 06/01/15 (CAD)	2,700,000	2,910,963
3.000%, 12/01/15 (CAD)	17,300,000	17,840,679
2.000%, 06/01/16 (CAD)	4,200,000	4,162,649
2.750%, 09/01/16 (CAD)	24,600,000	25,199,018
4.250%, 06/01/18 (CAD)	900,000	1,005,471
3.750%, 06/01/19 (CAD)	4,900,000	5,346,188
France Government Bond OAT
3.250%, 10/25/21 (EUR)	130,900,000	185,879,936
Italy Buoni Poliennali Del Tesoro
2.350%, 09/15/19 (EUR)	7,299,786	8,643,112
Series CPI
2.100%, 09/15/16 (EUR)	818,488	1,014,691
2.100%, 09/15/21 (EUR)	30,958,759	33,973,527
Japan Treasury Bills
Series 204
0.091%, 10/03/11 (JPY) (d)	150,000,000	1,947,040
Series 206
0.090%, 10/11/11 (JPY) (d)	28,730,000,000	372,886,610
Series 207
0.093%, 10/17/11 (JPY) (d)	11,710,000,000	151,993,946
Series 209
0.096%, 10/24/11 (JPY) (d)	38,270,000,000	496,850,657
Series 211
0.294%, 10/31/11 (JPY) (d)	830,000,000	10,779,513
Series 212
0.096%, 11/07/11 (JPY) (d)	6,310,000,000	81,948,553
Series 214
0.097%, 11/14/11 (JPY) (d)	33,460,000,000	434,538,948
Series 217
0.097%, 11/21/11 (JPY) (d)	6,310,000,000	81,945,097

Security Description	Par Amount	Value

Sovereign—(Continued)
Mexican Bonos
6.000%, 06/18/15 (MXN)	$70,900,000	$5,314,907
Panama Government International Bond
9.375%, 04/01/29	1,161,000	1,750,207
6.700%, 01/26/36	1,150,000	1,397,250
Russian Foreign Bond - Eurobond Series REGS
3.625%, 04/29/15	1,500,000	1,477,500
South Africa Government International Bond
5.875%, 05/30/22	700,000	786,625
Spain Government Bond
4.650%, 07/30/25 (EUR)	16,000,000	19,587,116
4.900%, 07/30/40 (EUR)	1,300,000	1,492,933
United Mexican States
6.050%, 01/11/40	5,100,000	5,788,500

		2,114,326,248

Thrifts & Mortgage Finance—0.1%
Nykredit Realkredit A.S.
2.628%, 04/01/38 (DKK) (b)	22,858,018	4,067,219
2.628%, 10/01/38 (DKK) (b)	25,178,892	4,443,775

		8,510,994

Trading Companies & Distributors—0.0%
Noble Group, Inc.
4.875%, 08/05/15 (144A)	2,500,000	2,278,251

Wireless Telecommunication Services—0.1%
America Movil S.A.B de C.V.
5.000%, 03/30/20	5,000,000	5,330,000

Total Foreign Bonds & Debt Securities (Cost $3,569,498,735)		3,553,109,649

Domestic Bonds & Debt Securities—14.2%

Capital Markets—1.9%
Goldman Sachs Group, Inc. (The)
0.653%, 07/22/15 (b)	5,400,000	4,826,434
1.883%, 05/23/16 (EUR) (b)	4,300,000	4,920,951
6.250%, 09/01/17	14,200,000	14,807,632
6.150%, 04/01/18	1,800,000	1,867,783
7.500%, 02/15/19	10,000,000	11,175,190
5.375%, 03/15/20	11,600,000	11,539,007
6.750%, 10/01/37	13,500,000	12,384,886
Lehman Brothers Holdings, Inc.
0.000%, 12/23/08 (e)	12,500,000	2,953,125
5.625%, 01/24/13 (e)	32,500,000	7,962,500
6.750%, 12/28/17 (e)	14,800,000	22,200
6.875%, 05/02/18 (e)	3,900,000	970,125
Merrill Lynch & Co., Inc.
6.500%, 07/15/18	600,000	556,083
6.875%, 11/15/18	25,900,000	26,001,191
Series C 6.400%, 08/28/17	3,100,000	3,009,213
Series MTN 0.561%, 06/05/12 (b)	1,800,000	1,730,628
6.875%, 04/25/18	23,400,000	23,438,914

MIST-255

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount	Value

Capital Markets—(Continued)
Morgan Stanley
Series EMTN 2.001%, 04/13/16 (EUR) (b)	$300,000	$332,774
Series F 0.700%, 10/18/16 (b)	3,400,000	2,650,232
5.950%, 12/28/17	48,200,000	46,798,585
SteelRiver Transmission Co. LLC
4.710%, 06/30/17 (144A)	8,556,172	8,928,223

		186,875,676

Chemicals—0.6%
Dow Chemical Co. (The)
4.850%, 08/15/12	26,100,000	26,878,354
6.000%, 10/01/12	3,300,000	3,455,146
7.375%, 11/01/29	185,000	234,300
ICI Wilmington, Inc.
5.625%, 12/01/13	340,000	365,983
NGPL PipeCo LLC
7.119%, 12/15/17 (144A)	16,400,000	17,315,891
Rohm & Haas Co.
6.000%, 09/15/17	8,500,000	9,620,147

		57,869,821

Commercial Banks—0.2%
ABN AMRO N.A. Holding Capital
6.523%, 11/18/12 (144A) (b)	345,000	260,475
CIT Group, Inc.
7.000%, 05/01/14	385,276	393,464
7.000%, 05/01/15	889,144	883,587
7.000%, 05/01/16	1,481,907	1,439,302
7.000%, 05/01/17	2,074,669	2,015,022
Series C 5.250%, 04/01/14 (144A)	2,600,000	2,528,500
Key Bank N.A. Series EMTN
1.660%, 11/21/11 (EUR) (b)	500,000	673,883
RBS Capital Trust II
6.425%, 01/03/34	120,000	55,200
USB Capital IX
3.500%, 12/02/11 (b)	8,125,000	5,738,362
Wachovia Bank N.A. Series MTN
0.677%, 03/15/16 (b)	6,000,000	5,364,288
Westpac Capital Trust III
5.819%, 09/30/13 (144A) (b)	80,000	77,952
Westpac Capital Trust IV
5.256%, 03/31/16 (144A) (b)	165,000	144,375

		19,574,410

Commercial Services & Supplies—0.1%
R.R. Donnelley & Sons Co.
4.950%, 04/01/14	6,200,000	5,890,000

Security Description	Par Amount	Value

Computers & Peripherals—0.4%
Hewlett-Packard Co.
0.588%, 05/24/13 (b)	$38,300,000	$37,884,445

Consumer Finance—2.3%
Ally Financial, Inc.
6.000%, 12/15/11	5,035,000	5,066,469
6.875%, 08/28/12	1,500,000	1,531,875
3.478%, 02/11/14 (b)	8,900,000	8,184,734
4.500%, 02/11/14	9,000,000	8,257,500
3.751%, 06/20/14 (b)	9,000,000	8,221,050
6.750%, 12/01/14	9,458,000	9,174,648
8.300%, 02/12/15	3,500,000	3,469,375
6.250%, 12/01/17	23,000,000	20,121,780
7.500%, 09/15/20	7,800,000	7,088,250
American Express Bank FSB S.A.
5.500%, 04/16/13	16,700,000	17,636,670
6.000%, 09/13/17	34,000,000	38,282,810
American Express Centurion Bank
6.000%, 09/13/17	34,000,000	38,205,562
Ford Motor Credit Co. LLC
7.250%, 10/25/11	1,300,000	1,301,642
2.996%, 01/13/12 (b)	9,000,000	9,050,040
7.000%, 10/01/13	500,000	526,308
8.000%, 06/01/14	2,500,000	2,652,090
7.000%, 04/15/15	900,000	947,250
12.000%, 05/15/15	4,000,000	4,830,000
8.000%, 12/15/16	500,000	546,855
5.875%, 08/02/21	400,000	398,608
SLM Corp.
5.059%, 03/15/12 (b)	1,500,000	1,501,350
5.125%, 08/27/12	400,000	399,903
5.375%, 01/15/13	700,000	700,246
5.000%, 10/01/13	3,839,000	3,759,659
0.553%, 01/27/14 (b)	11,600,000	10,653,742
5.375%, 05/15/14	8,235,000	8,109,202
Series MTN 6.250%, 01/25/16	3,200,000	3,143,827
8.450%, 06/15/18	8,300,000	8,644,384
8.000%, 03/25/20	400,000	395,879
Springleaf Finance Corp.
Series J 6.900%, 12/15/17	3,200,000	2,280,000
Series MTNI 4.875%, 07/15/12	800,000	750,000
Series MTNJ 0.597%, 12/15/11 (b)	3,400,000	3,355,650

		229,187,358

Diversified Financial Services—3.9%
ANZ Capital Trust II
5.360%, 12/15/13 (144A)	525,000	519,094
Bank of America Corp.
8.000%, 01/30/18 (b)	5,000,000	4,255,745
5.650%, 05/01/18	17,800,000	16,924,400
Bear Stearns Cos. LLC (The)
7.250%, 02/01/18	5,000,000	5,901,595
6.400%, 10/02/17	19,300,000	21,940,858

MIST-256

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount	Value

Diversified Financial Services—(Continued)
Citigroup Capital XXI
8.300%, 12/21/57 (b)	$35,900,000	$35,271,750
Citigroup, Inc.
5.625%, 08/27/12	1,000,000	1,018,481
5.500%, 04/11/13	17,900,000	18,429,822
2.286%, 08/13/13 (b)	7,000,000	6,927,725
5.500%, 10/15/14	35,000,000	36,388,520
6.125%, 11/21/17	44,600,000	47,719,324
6.125%, 05/15/18	2,900,000	3,114,791
8.500%, 05/22/19	3,800,000	4,596,385
General Electric Capital Corp.
6.750%, 03/15/32	165,000	188,908
6.875%, 01/10/39	6,500,000	7,484,971
6.500%, 09/15/67 (144A) (GBP) (b)	11,900,000	16,267,447
6.375%, 11/15/67 (b)	5,400,000	5,089,500
International Lease Finance Corp.
5.400%, 02/15/12	16,642,000	16,558,790
5.300%, 05/01/12	24,700,000	24,514,750
5.250%, 01/10/13	2,900,000	2,809,230
6.375%, 03/25/13	2,900,000	2,834,750
5.875%, 05/01/13	1,600,000	1,552,000
6.750%, 09/01/16 (144A)	5,300,000	5,339,750
JPMorgan Chase & Co.
0.668%, 06/13/16 (b)	5,300,000	4,868,379
3.150%, 07/05/16	8,200,000	8,155,663
6.000%, 10/01/17	23,600,000	24,841,950
6.000%, 01/15/18	25,600,000	28,546,637
JPMorgan Chase Capital XXI Series U
1.206%, 02/02/37 (b)	27,300,000	19,625,697
Teco Finance, Inc.
6.750%, 05/01/15	4,400,000	4,975,106

		376,662,018

Diversified Telecommunication Services—0.3%
AT&T, Inc.
5.100%, 09/15/14	380,000	417,605
5.625%, 06/15/16	455,000	519,262
6.300%, 01/15/38	6,400,000	7,356,442
5.350%, 09/01/40	301,000	315,815
CenturyLink, Inc.
6.000%, 04/01/17	5,000,000	4,903,400
Embarq Corp.
7.995%, 06/01/36	6,600,000	6,208,719
Qwest Corp.
8.875%, 03/15/12	1,720,000	1,782,350
Sprint Capital Corp.
8.750%, 03/15/32	6,900,000	6,028,875
Verizon Global Funding Corp.
7.375%, 09/01/12	185,000	195,639
Verizon New York, Inc.
6.875%, 04/01/12	325,000	334,485
7.375%, 04/01/32	155,000	192,106

		28,254,698

Electric Utilities—0.2%
Arizona Public Service Co.
4.650%, 05/15/15	165,000	178,222
Consumers Energy Co.
5.000%, 02/15/12	2,500,000	2,534,687

Security Description	Par Amount	Value

Electric Utilities—(Continued)
Entergy Corp.
3.625%, 09/15/15	$14,300,000	$14,326,913
Nisource Finance Corp.
6.150%, 03/01/13	475,000	503,002
Pepco Holdings, Inc.
7.450%, 08/15/32	180,000	230,499
Progress Energy, Inc.
6.850%, 04/15/12	650,000	670,565

		18,443,888

Energy Equipment & Services—0.1%
Cameron International Corp.
1.257%, 06/02/14 (b)	9,100,000	9,148,303

Food & Staples Retailing—0.1%
CVS Pass-Through Trust
6.943%, 01/10/30	1,011,687	1,139,850
Wal-Mart Stores, Inc.
5.800%, 02/15/18	6,600,000	8,023,567

		9,163,417

Food Products—0.3%
Kraft Foods, Inc.
6.125%, 02/01/18	23,500,000	27,620,983
6.875%, 02/01/38	2,100,000	2,656,309

		30,277,292

Health Care Providers & Services—0.2%
UnitedHealth Group, Inc.
6.000%, 02/15/18	11,100,000	13,189,542
6.875%, 02/15/38	2,200,000	2,888,474

		16,078,016

Independent Power Producers & Energy Traders—0.0%
PSEG Power LLC
5.500%, 12/01/15	420,000	464,647
8.625%, 04/15/31	245,000	340,549

		805,196

Insurance—1.3%
American General Institutional Capital Series B
8.125%, 03/15/46 (144A)	24,700,000	22,971,000
American International Group, Inc.
4.250%, 05/15/13	8,545,000	8,532,952
5.050%, 10/01/15	6,300,000	6,171,171
5.450%, 05/18/17	700,000	671,896
5.850%, 01/16/18	23,700,000	23,540,570
8.250%, 08/15/18	300,000	333,416
6.400%, 12/15/20	2,800,000	2,857,540
5.250%/6.250%, 11/16/22 (f)	3,163,000	2,989,035
8.000%, 05/22/38 (EUR) (b)	2,750,000	2,903,302
8.625%, 05/22/38 (GBP) (b)	5,500,000	7,217,825
Series EMTN
5.000%, 06/26/17 (EUR)	24,000,000	29,378,221
CNA Financial Corp.
5.850%, 12/15/14	5,000,000	5,286,310

MIST-257

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount	Value

Insurance—(Continued)
ING Capital Funding Trust III
3.969%, 12/31/11 (b)	$200,000	$150,208
Liberty Mutual Group, Inc.
5.750%, 03/15/14 (144A)	5,750,000	5,994,513
Nationwide Financial Services, Inc.
6.250%, 11/15/11	55,000	55,189
5.900%, 07/01/12	60,000	61,145
Pacific LifeCorp.
6.000%, 02/10/20 (144A)	2,600,000	2,784,075
Principal Life Income Funding Trusts
5.300%, 04/24/13	3,400,000	3,606,057
Prudential Holding LLC
8.695%, 12/18/23 (144A)	150,000	189,668

		125,694,093

IT Services—0.2%
International Business Machines Corp.
5.700%, 09/14/17	19,300,000	22,991,839

Machinery—0.3%
Caterpillar, Inc.
0.468%, 05/21/13 (b)	33,000,000	33,042,504

Media—0.2%
Comcast Corp.
7.050%, 03/15/33	75,000	91,750
COX Communications, Inc.
4.625%, 06/01/13	430,000	452,326
Historic TW, Inc.
9.150%, 02/01/23	155,000	212,970
News America Holdings, Inc.
8.250%, 08/10/18	110,000	136,241
7.750%, 01/20/24	25,000	31,115
Time Warner Cable, Inc.
5.400%, 07/02/12	5,000,000	5,161,735
Time Warner Entertainment Co. L.P.
8.375%, 03/15/23	260,000	333,570
Time Warner, Inc.
5.875%, 11/15/16	6,500,000	7,355,159
7.625%, 04/15/31	310,000	388,033

		14,162,899

Multi-Utilities—0.0%
Dominion Resources, Inc.
6.300%, 03/15/33	210,000	254,279
DTE Energy Co.
6.375%, 04/15/33	260,000	315,570

		569,849

Oil, Gas & Consumable Fuels—0.1%
El Paso Corp.
7.750%, 01/15/32	2,715,000	3,158,251
Kinder Morgan Energy Partners L.P.
7.400%, 03/15/31	225,000	271,242
7.750%, 03/15/32	135,000	169,203
7.300%, 08/15/33	90,000	107,289
Magellan Midstream Partners
5.650%, 10/15/16	385,000	438,583

Security Description	Par Amount	Value

Oil, Gas & Consumable Fuels—(Continued)
Spectra Energy Capital LLC
6.250%, 02/15/13	$375,000	$396,549
8.000%, 10/01/19	55,000	69,218
Transcontinental Gas Pipe Line Corp.
8.875%, 07/15/12	35,000	37,036
Valero Energy Corp.
7.500%, 04/15/32	225,000	260,864
Williams Cos., Inc. (The)
7.500%, 01/15/31	592,000	694,449

		5,602,684

Paper & Forest Products—0.1%
International Paper Co.
5.250%, 04/01/16	6,500,000	6,934,486

Pharmaceuticals—0.6%
GlaxoSmithKline Capital, Inc.
4.850%, 05/15/13	49,400,000	52,720,421
Wyeth
5.500%, 03/15/13	2,500,000	2,672,750
5.500%, 02/15/16	5,000,000	5,758,195
6.450%, 02/01/24	160,000	207,785

		61,359,151

Real Estate Investment Trusts—0.1%
HCP, Inc.
6.700%, 01/30/18	7,500,000	8,114,145

Road & Rail—0.2%
Con-way, Inc.
7.250%, 01/15/18	10,000,000	11,230,410
CSX Corp.
6.250%, 03/15/18	8,100,000	9,772,691
Norfolk Southern Corp.
5.590%, 05/17/25	60,000	69,234
7.800%, 05/15/27	7,000	9,969
5.640%, 05/17/29	168,000	199,172
7.250%, 02/15/31	54,000	74,217
4.837%, 10/01/41 (144A)	11,450	12,032
Union Pacific Corp.
6.625%, 02/01/29	50,000	64,849

		21,432,574

Specialty Retail—0.2%
Home Depot, Inc. (The)
5.400%, 03/01/16	5,000,000	5,663,030
Limited Brands, Inc.
6.900%, 07/15/17	15,000,000	15,787,500

		21,450,530

Tobacco—0.2%
Altria Group, Inc.
9.700%, 11/10/18	7,600,000	10,085,162
Philip Morris International, Inc.
6.375%, 05/16/38	4,100,000	5,304,465
Reynolds American, Inc.
7.625%, 06/01/16	2,400,000	2,876,163

		18,265,790

MIST-258

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount	Value

Trading Companies & Distributors—0.1%
GATX Corp.
6.000%, 02/15/18	$5,000,000	$5,555,570
GATX Financial Corp.
5.800%, 03/01/16	5,000,000	5,359,400

		10,914,970

Wireless Telecommunication Services—0.0%
New Cingular Wireless Services, Inc.
8.125%, 05/01/12	200,000	208,101
Cingular Wireless LLC
6.500%, 12/15/11	700,000	707,890

		915,991

Total Domestic Bonds & Debt Securities (Cost $1,367,972,993)		1,377,566,043

Mortgage-Backed Securities—4.6%

Collateralized-Mortgage Obligation—3.0%
Adjustable Rate Mortgage Trust
Series 2005-1 Class 2A21
2.760%, 05/25/35 (b)	440,186	421,460
Series 2005-8 Class 3A21
5.217%, 11/25/35 (b)	1,063,391	742,853
American Home Mortgage Assets Series 2006-5 Class A1
1.162%, 11/25/46 (b)	5,518,636	2,390,417
American Home Mortgage Investment Trust Series 2004-4 Class 4A
2.218%, 02/25/45 (b)	2,782,490	2,231,381
Arran Residential Mortgages Funding plc
Series 2010-1A Class A1B
2.735%, 05/16/47 (144A) (EUR) (b)	3,830,715	5,142,766
Series 2010-1A Class A2B
2.935%, 05/16/47 (144A) (EUR) (b)	13,300,000	17,830,890
Banc of America Funding Corp.
Series 2005-D Class A1
2.717%, 05/25/35 (b)	4,311,180	4,304,834
Series 2006-A Class 1A1
2.678%, 02/20/36 (b)	9,888,896	8,584,660
Series 2006-J Class 4A1
5.747%, 01/20/47 (b)	617,792	415,949
Banc of America Mortgage Securities, Inc. Series 2004-4 Class 1A9
5.000%, 05/25/34	294,378	295,469
BCAP LLC Trust
Series 2006-AA2 Class A1
0.405%, 01/25/37 (b)	3,782,893	1,886,328
Series 2011-RR4 Class 8A1
5.250%, 02/26/36 (144A)	13,369,273	12,539,576
Series 2011-RR5 Class 5A1
5.250%, 08/26/37 (144A)	23,354,000	22,980,336
Bear Stearns Adjustable Rate Mortgage Trust
Series 2002-11 Class 1A2
2.767%, 02/25/33 (b)	37,121	29,785

Security Description	Par Amount	Value

Collateralized-Mortgage Obligation—(Continued)
Series 2005-5 Class A2
2.400%, 08/25/35 (b)	$1,709,465	$1,576,567
Series 2005-5 Series A1
2.220%, 08/25/35 (b)	60,375	56,264
Bear Stearns ALT-A Trust
Series 2004-11 Class 1A2
1.075%, 11/25/34 (b)	1,333,138	997,174
Series 2005-4 Class 23A1
2.599%, 05/25/35 (b)	2,857,780	2,098,955
Series 2005-7 Class 22A1
2.772%, 09/25/35 (b)	2,257,086	1,531,795
Series 2006-6 Class 31A1
2.607%, 11/25/36 (b)	6,778,202	4,004,378
Series 2006-6 Class 32A1
2.849%, 11/25/36 (b)	3,884,287	2,028,239
Bear Stearns Structured Products, Inc.
Series 2007-R6 Class 1A1
2.560%, 01/26/36 (b)	2,294,529	1,376,322
Series 2007-R6 Class 2A1
4.719%, 12/26/46 (b)	1,599,122	978,101
Chase Mortgage Finance Corp.
Series 2005-A1 Class 1A1
5.375%, 12/25/35 (b)	18,591,342	17,049,051
Series 2006-A1 Class 4A1
5.893%, 09/25/36 (b)	10,062,062	9,053,984
Chevy Chase Mortgage Funding Corp.
Series 2004-3A Class A1
0.485%, 08/25/35 (144A) (b)	105,986	69,101
Series 2007-2A Class A1
0.365%, 05/25/48 (144A) (b)	4,193,666	1,666,452
Citigroup Mortgage Loan Trust, Inc.
Series 2005-11 Class A2A
2.580%, 10/25/35 (b)	10,223,009	8,828,673
Series 2005-6 Class A1
2.370%, 08/25/35 (b)	6,453,278	5,893,124
Series 2005-6 Class A2
2.450%, 08/25/35 (b)	2,112,150	1,758,203
Countrywide Alternative Loan Trust
Series 2005-J3 Class 2A2
4.765%, 05/25/35 (b) (g)	7,673,256	926,501
Series 2006-OA1 Class 2A1
0.441%, 03/20/46 (b)	333,101	175,875
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2003-10 Class A2
5.750%, 05/25/33	18,751	18,878
Series 2005-2 Class 2A1
0.555%, 03/25/35 (b)	1,579,834	951,283
Series 2005-3 Class 1A2
0.525%, 04/25/35 (b)	175,963	104,485
Series 2005-R2 Class 1AF1
0.575%, 06/25/35 (144A) (b)	5,951,314	5,169,796
Series 2006-HYB5 Class 2A1
2.776%, 09/20/36 (b)	8,089,483	4,378,510
Credit Suisse First Boston Mortgage Securities Corp.
Series 2002-P1A Class A
0.804%, 03/25/32 (144A) (b)	142,169	112,841
Series 2003-8 Class 5A1
6.500%, 04/25/33	127,133	134,129

MIST-259

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Par Amount	Value

Collateralized-Mortgage Obligation—(Continued)
Series 2005-10 Class 8A3
6.000%, 11/25/35	$4,204,173	$3,397,565
DSLA Mortgage Loan Trust Series 2004-AR3 Class 2A1
2.505%, 07/19/44 (b)	1,212,023	898,890
First Horizon Alternative Mortgage Securities Series 2005-FA10 Class 1A2
4.465%, 01/25/36 (b)	82,384,698	10,606,766
First Horizon Asset Securities, Inc. Series 2005-AR3 Class 2A1
2.746%, 08/25/35 (b)	440,404	351,368
GMAC Mortgage Corp. Loan Trust Series 93 Class 1
5.940%, 07/01/13 (c)	2,388	2,375
Granite Mortgages plc
Series 2003-3 Class 2A 1.988%, 01/20/44 (EUR) (b)	701,513	899,829
Series 2003-3 Class 3A 1.210%, 01/20/44 (GBP) (b)	1,128,431	1,681,412
Series 2004-3 Class 2A2 1.815%, 09/20/44 (EUR) (b)	674,203	863,438
Series 2004-3 Class 3A2 1.305%, 09/20/44 (GBP) (b)	5,657,417	8,416,539
Greenpoint Mortgage Funding Trust
Series 2005-AR1 Class A2 0.455%, 06/25/45 (b)	120,809	75,765
Series 2006-AR8 Class 1A1A 0.315%, 01/25/47 (b)	39,736	37,460
GSR Mortgage Loan Trust
Series 2003-2F Class 3A1 6.000%, 03/25/32	474	497
Series 2005-AR6 Class 2A1 2.725%, 09/25/35 (b)	154,515	142,808
Series 2006-AR2 Class 2A1 2.824%, 04/25/36 (b)	4,854,356	3,963,465
Harborview Mortgage Loan Trust
Series 2005-2 Class 2A1A 0.450%, 05/19/35 (b)	1,897,475	1,169,706
Series 2006-12 Class 2A2A 0.420%, 01/19/38 (b)	284,478	171,802
Holmes Master Issuer plc
Series 2011-1A Class A3 2.955%, 10/15/54 (144A) (EUR)	7,600,000	10,164,426
Indymac ARM Trust
Series 2001-H2 Class A1 1.755%, 01/25/32 (b)	1,189	946
Series 2001-H2 Class A2 1.821%, 01/25/32 (b)	37,958	30,029
Indymac Index Mortgage Loan Trust
Series 2004-AR11 Class 2A 2.662%, 12/25/34 (b)	301,107	209,354
JPMorgan Mortgage Trust
Series 2005-A1 Class 6T1 5.018%, 02/25/35 (b)	1,074,706	1,025,118
Series 2005-A4 Class 1A1 5.333%, 07/25/35 (b)	13,568,274	13,030,998
Series 2005-S3 Class 1A2 5.750%, 01/25/36	1,373,233	1,293,331

Security Description	Par Amount	Value

Collateralized-Mortgage Obligation—(Continued)
Series 2007-A1 Class 5A5 2.860%, 07/25/35 (b)	$7,305,404	$6,905,042
MASTR Alternative Loans Trust
Series 2006-2 Class 2A1 0.635%, 03/25/36 (b)	976,122	260,133
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A10 Class A 0.445%, 02/25/36 (b)	1,936,024	1,295,357
MLCC Mortgage Investors, Inc.
Series 2005-2 Class 2A1 2.420%, 10/25/35 (b)	1,137,394	948,270
Series 2005-2 Class 3A 1.222%, 10/25/35 (b)	358,824	292,360
Series 2005-3 Class 4A 0.485%, 11/25/35 (b)	255,889	210,574
Morgan Stanley Mortgage Loan Trust
Series 2005-4 Class 5A3 5.500%, 08/25/35	11,144,843	10,930,862
Nomura Asset Acceptance Corp.
Series 2005-AP2 Class A5 4.976%, 05/25/35	7,306,454	6,237,848
RBSSP Resecuritization Trust
Series 2011-4 Class 6A1 0.475%, 06/27/36 (144A) (b)	8,300,000	4,652,787
Residential Accredit Loans, Inc.
Series 2003-QS6 Class A7 0.635%, 03/25/33 (b)	841,440	757,013
Series 2006-QO6 Class A1 0.415%, 06/25/46 (b)	2,426,062	827,771
Series 2006-QS7 Class A1 6.000%, 06/25/36	3,586,963	2,164,140
Residential Asset Securitization Trust
Series 2003-A4 Class A3 0.635%, 05/25/33 (b)	527,416	503,375
Series 2006-R1 Class A2 0.635%, 01/25/46 (b)	2,438,381	1,033,442
Residential Funding Mortgage Securities I
Series 2003-S11 Class A3 0.585%, 06/25/18 (b)	36,577	35,610
Sequoia Mortgage Trust
Series 2003-4 Class 2A1 0.581%, 07/20/33 (b)	709,955	596,266
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-20 Class 3A1 2.540%, 01/25/35 (b)	4,106,581	3,184,356
Series 2005-17 Class 3A1 2.540%, 08/25/35 (b)	315,537	232,367
Series 2005-7 Class 4A 2.476%, 04/25/35 (b)	13,527,611	9,637,706
Structured Asset Mortgage Investments, Inc.
Series 2005-AR2 Class 2A1 0.465%, 05/25/45 (b)	1,888,904	1,105,203
Series 2005-AR5 Class A1 0.480%, 07/19/35 (b)	242,758	162,462
Series 2005-AR5 Class A2 0.480%, due 07/19/35 (b)	1,896,769	1,571,194
Structured Asset Securities Corp.
Series 2006-11 Class A1 2.649%, 10/25/35 (144A) (b)	102,198	80,923

MIST-260

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Par Amount	Value

Collateralized-Mortgage Obligation—(Continued)
WaMu Mortgage Pass-Through Certificates
Series 2002-AR2 Class A 2.600%, 02/27/34 (b)	$473,698	$447,786
Series 2002-AR6 Class A 1.642%, 06/25/42 (b)	299,196	229,376
Series 2002-AR9 Class 1A 1.642%, 08/25/42 (b)	149,627	124,477
Wells Fargo Mortgage Backed Securities Trust
Series 2003-I Class A1 2.537%, 09/25/33 (b)	1,809,749	1,697,709
Series 2006-AR2 Class 2A1 2.731%, 03/25/36 (b)	9,581,575	7,906,769
Series 2006-AR2 Class 2A5 2.731%, 03/25/36 (b)	20,360,848	16,387,662
Series 2006-AR4 Class 2A6
5.617%, 04/25/36 (b)	1,819,472	785,162
Series 2006-AR8 Class 2A4 2.745%, 04/25/36 (b)	3,509,269	3,083,249

		293,456,523

Commercial Mortgage-Backed Securities—1.6%
Banc of America Commercial Mortgage, Inc.
Series 2007-1 Class A4 5.451%, 01/15/49	8,400,000	8,993,830
Banc of America Large Loan, Inc.
Series 2010-HLTN Class HLTN 1.979%, 11/15/15 (144A) (b)	6,956,627	6,210,602
Bear Stearns Commercial Mortgage Securities, Inc.
Series 2007-PW15 Class A4 5.331%, 02/11/44	400,000	414,276
Series 2007-PW18 Class A4 5.700%, 06/11/50	6,400,000	6,920,458
Series 2007-T26 Class A4 5.471%, 01/12/45 (b)	1,100,000	1,212,663
Commercial Mortgage Pass-Through Certificates
Series 2006-C8 Class A4 5.306%, 12/10/46	1,900,000	2,001,877
Credit Suisse Mortgage Capital Certificates
Series 2006-C2 Class A3 5.662%, 03/15/39 (b)	400,000	420,169
Series 2006-C4 Class A3 5.467%, 09/15/39	22,300,000	23,018,896
Greenwich Capital Commercial Funding Corp.
Series 2005-GG3 Class A4 4.799%, 08/10/42 (b)	100,000	105,646
Series 2007-GG9 Class A4 5.444%, 03/10/39	9,800,000	10,202,040
GS Mortgage Securities Corp. II
Series 2007-EOP Class A1 1.143%, 03/06/20 (144A) (b)	5,141,720	5,107,986
JPMorgan Chase Commercial Mortgage Securities
Series 2007-LD12 Class A4 5.882%, 02/15/51 (b)	900,000	960,178
Series 2007-LDPX Class A3 5.420%, 01/15/49	400,000	416,409
Series 2010-C2 Class A3 4.070%, 11/15/43 (144A)	13,700,000	13,661,433
Lehman Brothers-UBS Commercial Mortgage Trust
Series 2007-C7 Class A3 5.866%, 09/15/45 (b)	15,200,000	16,375,781

Security Description	Par Amount	Value

Commercial Mortgage-Backed Securities—(Continued)
Merrill Lynch Floating Trust
Series 2008-LAQA Class A1 0.764%, 07/09/21 (144A) (b)	$13,297,259	$12,810,075
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2007-6 Class A4 5.485%, 03/12/51 (b)	2,200,000	2,266,230
Series 2007-8 Series A3 5.966%, 08/12/49 (b)	11,800,000	12,453,620
Morgan Stanley Capital, Inc.
Series 2007-IQ15 Class A4 5.884%, 06/11/49 (b)	3,600,000	3,832,688
Series 2007-IQ16 Class A4 5.809%, 12/12/49	200,000	215,693
Series 2007-XLFA Class A1 0.290%, 10/15/20 (144A) (b)	517,804	515,264
Morgan Stanley Dean Witter Capital I
Series 2003-HQ2 Class A2
4.920%, 03/12/35	495,000	511,875
Morgan Stanley Reremic Trust
Series 2009-GG10 Class A4A 5.790%, 08/12/45 (144A) (b)	900,000	985,592
Silenus (European Loan Conduit)
Series 25X Class A 1.685%, 05/15/19 (EUR) (b)	1,022,924	1,133,257
Sovereign Commercial Mortgage Securities Trust
Series 2007-C1 Class A2 5.951%, 07/22/30 (144A) (b)	1,167,328	1,202,417
Wachovia Bank Commercial Mortgage Trust
Series 2006-WL7A Class A1 0.319%, 09/15/21 (144A) (b)	2,541,089	2,452,151
Series 2007-C30 Class A5 5.342%, 12/15/43	16,700,000	17,092,984

		151,494,090

Total Mortgage-Backed Securities (Cost $465,215,386)		444,950,613

Municipals—3.6%
American Municipal Power-Ohio, Inc., Combined Hydroelectric Projects Revenue, Build America Bonds, Taxable
8.084%, 02/15/50	6,900,000	9,814,629
Badger Tobacco Asset Securitization Corp.
6.125%, 06/01/27	115,000	119,391
Bay Area Toll Bridge Authority Build America Bonds Series S1
7.043%, 04/01/50	10,400,000	13,960,440
Buckeye Tobacco Settlement Financing Authority
5.875%, 06/01/47	4,600,000	3,232,926
California Infrastructure & Economic Development Bank Revenue, Build America Bonds
6.486%, 05/15/49	2,500,000	2,942,700
California State General Obligation Unlimited, Build America Bonds
5.650%, 04/01/13 (b)	2,700,000	2,861,487
7.500%, 04/01/34	2,900,000	3,494,268
7.950%, 03/01/36	700,000	794,962
7.550%, 04/01/39	2,900,000	3,556,154
7.600%, 11/01/40	6,900,000	8,543,511

MIST-261

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Municipals—(Continued)

Security Description	Par Amount	Value

Municipals—(Continued)
California State Public Works Board Lease Revenue Build America Bonds, Taxable, University Projects
Series B-2 7.804%, 03/01/35	$3,100,000	$3,481,858
California State University Revenue, Build America Bonds
6.484%, 11/01/41	4,400,000	5,018,816
Calleguas-Las Virgenes California Public Financing Water Revenue Authority, Build America Bonds
5.944%, 07/01/40	7,800,000	8,967,582
Chicago Transit Authority Transfer Tax Receipts Revenue
Series A 6.300%, 12/01/21	400,000	447,508
6.899%, 12/01/40	7,300,000	8,765,840
Series B 6.300%, 12/01/21	700,000	783,139
6.899%, 12/01/40	7,200,000	8,645,760
Clark County NV, Airport Revenue
Series C 6.820%, 07/01/45	4,800,000	5,948,976
Clark County NV, Refunding
4.750%, 06/01/30	5,500,000	5,649,820
East Baton Rouge Sewer Commission Build America Bonds
6.087%, 02/01/45	17,000,000	18,546,150
Golden State Tobacco Securitization Corp.
Series A-1 5.000%, 06/01/33	10,000,000	7,013,700
Illinois Finance Authority Peoples Gas Light & Coke
5.000%, 02/01/33 (AMBAC)	7,410,000	7,473,652
Illinois State General Obligation Unlimited, Taxable
4.511%, 03/01/15	2,200,000	2,298,824
Irvine Ranch CA, Water District, Build America Bonds, Taxable
Series B 6.622%, 05/01/40	21,700,000	29,334,928
Los Angeles CA, Wastewater System Revenue, Build America Bonds
5.713%, 06/01/39	2,300,000	2,644,747
Los Angeles Department of Water & Power Build America Bonds
6.166%, 07/01/40	60,200,000	65,114,728
Subseries A-2 5.000%, 07/01/44 (AMBAC)	2,900,000	3,039,635
Los Angeles Department of Water & Power Revenue Build America Bonds
6.603%, 07/01/50	3,200,000	4,263,136
Los Angeles, California Unified School District Build America Bonds
6.758%, 07/01/34	1,100,000	1,369,742
Refunding Series A 4.500%, 07/01/25 (MBIA)	5,000,000	5,126,800
4.500%, 01/01/28 (MBIA)	3,700,000	3,735,187

Security Description	Par Amount	Value

Municipals—(Continued)
Metropolitan Transportation Authority Build America Bonds, Metro Transit Authority
Series A2 6.089%, 11/15/40	$200,000	$241,680
Municipal Electric Authority of Georgia
6.655%, 04/01/57	1,300,000	1,374,412
New Jersey Economic Development Authority Build America Bonds
1.347%, 06/15/13 (b)	19,100,000	19,172,198
New Jersey State Turnpike Authority Revenue, Build America Bonds, Taxable
7.102%, 01/01/41	5,300,000	7,100,357
Newport Beach CA, Certificates of Participation, Build America Bonds
7.168%, 07/01/40	31,650,000	36,010,737
Palomar Community College District
Series A 4.750%, 05/01/32	300,000	307,962
Pennsylvania Economic Development Financing Authority Build America Bonds
6.532%, 06/15/39	1,000,000	1,147,330
Port Authority of New York & New Jersey, One Hundred Sixtyfifth
5.647%, 11/01/40	3,000,000	3,490,350
Public Power Generation Agency, Build America Bonds, Whelan Energy Centre Unit
Series 2-B 7.242%, 01/01/41	1,800,000	2,073,546
State of California General Obligation Unlimited, Build America Bonds
7.700%, 11/01/30	100,000	114,009
State of Illinois
4.071%, 01/01/14	5,100,000	5,261,976
Build America Bonds
6.900%, 03/01/35	2,100,000	2,285,892
State of Texas Transportation Commission Mobility Funding Series A
4.750%, 04/01/35	3,500,000	3,600,765
State of Texas Transportation Commission Revenue, Build America Bonds Series B
5.178%, 04/01/30	3,000,000	3,543,030
Tobacco Settlement Financing Corp.
5.000%, 06/01/41	900,000	581,787
7.467%, 06/01/47	7,915,000	5,763,465
Tobacco Settlement Funding Corp.
5.875%, 05/15/39	2,000,000	2,000,380
6.250%, 06/01/42	1,300,000	1,177,462
University of California, CA, Regents Medical Center Pooled Revenue, Build America Bonds
6.548%, 05/15/48	3,400,000	4,109,648

Total Municipals (Cost $308,048,952)		346,347,982

MIST-262

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Asset-Backed Securities—1.9%

Security Description	Par Amount	Value

Asset-Backed—Credit Card—0.3%
Citibank Omni Master Trust Series 2009-A8 Class A8
2.329%, 05/16/16 (b)	$25,000,000	$25,216,728

Asset-Backed—Home Equity—0.1%
Asset Backed Funding Certificates Series 2004-OPT5 Class A1
0.585%, 06/25/34 (b)	4,126,212	2,948,523
Asset Backed Securities Corp. Series 2007-HE2 Class A2
0.315%, 05/25/37 (b)	330,620	272,228
Bear Stearns Asset Backed Securities Trust
Series 2001-3 Class A2
1.035%, 10/27/32 (b)	20,357	17,480
Series 2007-3 Class A1
0.485%, 04/25/37 (b)	15,761,000	4,684,524
Series 2007-HE7 Class 1A1
1.235%, 10/25/37 (b)	7,304,565	4,388,331
Carrington Mortgage Loan Trust Series 2005-NC5 Class A2
0.555%, 10/25/35 (b)	744,331	680,886
Citigroup Mortgage Loan Trust, Inc. Series 2007-AHL3 Class A3A
0.295%, 07/25/45 (b)	1,095,858	821,168
HSBC Home Equity Loan Trust Series 2007-3 Class A1
1.031%, 11/20/36 (b)	24,319	24,298
Morgan Stanley Capital, Inc. Series 2007-HE6 Class A1
0.295%, 05/25/37 (b)	616,428	526,178
Option One Mortgage Loan Trust
Series 2003-5 Class A2
0.875%, 08/25/33 (b)	27,838	21,771
Series 2007-6 Class 2A1
0.295%, 07/25/37 (b)	491,496	469,989
Renaissance Home Equity Loan Trust Series 2003-2 Class A
0.675%, 08/25/33 (b)	255,770	210,966
Residential Asset Securities Corp.
Series 2007-KS3 Class AI1 0.345%, 04/25/37 (b)	175,608	173,797
Soundview Home Equity Loan Trust Series 2007-OPT1 Class 2A1
0.315%, 06/25/37 (b)	65,570	56,550

		15,296,689

Asset-Backed—Other—1.4%
ARES CLO Ltd. Series 2005-9A Class A1A
0.521%, 04/20/17 (144A) (b)	5,140,797	4,992,118
Avery Point CLO, Ltd. Series 2003-1A Class A1
0.830%, 12/17/15 (144A) (b)	1,700,709	1,661,661
Babson CLO, Ltd. Series 2004-1A Class A2A
0.717%, 06/15/16 (144A) (b)	3,254,431	3,178,789
Blackrock Senior Income Series Corp. Series 2006-4A Class A
0.491%, 04/20/19 (144A) (b)	7,870,863	7,218,649
Denali Capitala CLO IV, Ltd. Series 4A Class A
0.726%, 08/23/16 (144A) (b)	3,159,893	3,105,708

Security Description	Par Amount	Value

Asset-Backed—Other—(Continued)
Dryden Leveraged Loan CDO Series 2003-5A Class A
0.895%, 12/22/15 (144A) (b)	$1,182,983	$1,168,635
Galaxy CLO, Ltd. Series 2007-8A Class A
0.493%, 04/25/19 (144A) (b)	14,400,681	13,485,267
Grayston CLO, Ltd. Series 2004-1A Class A1L
0.666%, 08/15/16 (144A) (b)	1,461,979	1,435,074
Green Tree Financial Corp. Series 1998-3 Class A5
6.220%, 03/01/30	103,145	112,059
Hillmark Funding Series 2006-1A Class A1
0.548%, 05/21/21 (144A) (b)	29,600,000	27,277,170
Hudson Straits CLO, Ltd. Series 2004-1A Class A2
0.629%, 10/15/16 (144A) (b)	2,854,479	2,797,700
Katonah, Ltd.
Series 3A Class A
0.733%, 05/18/15 (144A) (b)	3,240,420	3,138,502
Series 4A Class A
0.905%, 02/20/15 (144A) (b)	1,075,552	1,059,966
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-4 Class 2A1
0.295%, 07/25/37 (b)	56,837	55,737
Mid-State Trust Series 8 Class A
7.791%, 03/15/38	180,355	171,253
Mountain View Funding CLO Series 2006-1A Class A1
0.509%, 04/15/19 (144A) (b)	4,958,831	4,692,133
MSIM Peconic Bay, Ltd. Series 2007-1A Class A1
0.531%, 07/20/19 (144A) (b)	9,200,000	8,691,467
Octagon Investment Partners V, Ltd. Series 5A Class A1
0.619%, 11/28/18 (144A) (b)	12,600,000	11,793,466
Octagon Investment Partners VII, Ltd. Series 2004-7A Class A1L
0.687%, 12/02/16 (144A) (b)	4,648,348	4,414,343
Pacifica CDO, Ltd.
Series 2004-3A Class A1
0.728%, 05/13/16 (144A) (b)	4,297,391	4,161,813
Series2005-5A Class A1 0.513%, 01/26/20 (144A) (b)	12,051,095	11,389,562
Penta CLO S.A.
Series 2007-1X Class A1 1.934%, 06/04/24 (EUR) (b)	2,808,091	3,368,684
Popular ABS Mortgage Pass-Through Trust
Series 2007-A Class A1 0.325%, 06/25/47 (b)	1,423,754	1,238,357
Small Business Administration Participation Certificates 5.500%, 10/01/18	47,519	51,205
Series 2008-2011 Class 1 6.220%, 12/01/28	8,872,606	10,064,068
United States Small Business Administration
Series 2008-10A Class 1 5.471%, 03/10/18	3,531,936	3,873,439

		134,596,825

MIST-263

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Asset-Backed Securities—(Continued)
Security Description	Par Amount	Value

Asset-Backed—Student Loan—0.1%
SLM Student Loan Trust
Series 2004-4 Class A2 0.383%, 01/25/19 (b)	$7,067,518	$7,029,343
Series 2008-2 Class A2 0.703%, 01/25/17 (b)	3,000,000	2,996,653
Series 2010-C Class A2 2.879%, 12/16/19 (144A) (b)	2,200,000	2,241,583

		12,267,579

Total Asset-Backed Securities (Cost $193,014,444)		187,377,821

Convertible Preferred Stocks—1.0%

Commercial Banks—0.6%
Wells Fargo & Co.
Series L 7.500%, 12/31/49	53,950	55,733,593

Energy Equipment & Services—0.4%
Transocean, Inc.
Series B 1.500%, 12/15/37	44,600,000	44,209,750

Total Convertible Preferred Stocks (Cost $81,558,323)		99,943,343

Preferred Stocks—0.8%

Commercial Banks—0.5%
Wells Fargo Co. (b)	50,400,000	52,164,000

Diversified Financial Services—0.3%
GMAC Capital Trust I
Series 2 (b)	1,130,800	20,425,075
JPMorgan Chase & Co.
Series 1 (b)	8,200,000	8,473,675

		28,898,750

Total Preferred Stocks (Cost $84,386,422)		81,062,750

Loan Participation—0.3%

Consumer Finance—0.2%
Springleaf Finance Corp.
5.500%, 05/10/17	23,300,000	20,271,000

Oil, Gas & Consumable Fuels—0.1%
Petroleum Export, Ltd. Term Loan B
3.351%, 12/20/12	6,502,560	6,478,175

Total Loan Participation (Cost $29,650,580)		26,749,175

Short-Term Investments—3.6%
Security Description	Par Amount	Value

Commercial Paper—2.7%
Bank of Nova Scotia
0.521%, 08/09/12 (b)	$7,400,000	$7,397,780
Erste Abwicklungsanstalt
0.370%, 01/17/12	1,800,000	1,798,002
Itau Unibanco S.A. New York
1.450%, 12/05/11	8,900,000	8,876,432
0.010%, 01/17/12	29,500,000	29,347,803
Kells Funding LLC
0.300%, 10/03/11	48,500,000	48,499,192
0.260%, 10/05/11	25,000,000	24,999,278
0.260%, 10/05/11	3,000,000	2,999,913
0.200%, 10/19/11	5,900,000	5,899,410
0.310%, 11/16/11	10,100,000	10,095,999
0.260%, 12/01/11	27,000,000	26,988,105
0.310%, 01/27/12	96,900,000	96,801,539
Vodafone Group plc
0.830%, 01/13/12	1,800,000	1,795,684

		265,499,137

Repurchase Agreement—0.1%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/11 at 0.010% to be repurchased at $6,670,006 on 10/03/11, collateralized by $5,865,000, Federal National Mortgage Association at 4.377% due 01/23/18 with a value of $6,803,400.	6,670,000	6,670,000

U.S. Treasury—0.8%
U.S. Treasury Bills
0.000%, 10/20/11 (d)	190,000	190,000
0.000%, 10/20/11 (d)	80,000	80,000
0.007%, 10/27/11 (d)	3,790,000	3,789,981
0.003%, 11/03/11 (d)	2,050,000	2,049,995
0.007%, 11/10/11 (d)	2,450,000	2,449,981
0.005%, 11/17/11 (d)	2,352,000	2,351,984
0.020%, 11/25/11 (d)	6,784,000	6,783,790
0.005%, 12/01/11 (d)	2,680,000	2,679,977
0.005%, 02/02/12 (d)	6,510,000	6,509,888
0.022%, 02/09/12 (d)	7,162,000	7,161,438
0.017%, 02/23/12 (d)	300,000	299,979
0.026%, 02/23/12 (d)	3,760,000	3,759,606
0.010%, 03/01/12 (d)	4,780,000	4,779,798
0.056%, 03/01/12 (d)	4,980,000	4,978,823
0.021%, 03/08/12 (d)	10,320,000	10,319,033
0.014%, 03/15/12 (d)	5,570,000	5,569,641
0.020%, 03/22/12 (d)	9,030,000	9,029,137
0.045%, 03/29/12 (d)	410,000	409,908

		73,192,959

Total Short-Term Investments (Cost $345,362,096)		345,362,096

Total Investments—125.1% (Cost $12,044,427,407#)		12,121,206,626
Other assets and liabilities (net)—(25.1)%		(2,432,667,917)

Net Assets—100.0%		$9,688,538,709

MIST-264

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

#	As of September 30, 2011, the aggregate cost of investments for federal income tax purposes was $12,044,427,407. The aggregate unrealized appreciation and depreciation of investments were $332,799,027 and $(256,019,808), respectively, resulting in net unrealized appreciation of $76,779,219 for federal income tax purposes.
(a)	This security is traded on a “to-be-announced” basis.
(b)	Variable or floating rate security. The stated rate represents the rate at September 30, 2011. Maturity date shown for callable securities reflects the earliest possible call date.
(c)	Security was valued in good faith under procedures approved by the Board of Trustees.
(d)	Zero coupon bond - Interest rate represents current yield to maturity.
(e)	Security is in default and/or issuer is in bankruptcy.
(f)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rates shown are current coupon and next coupon rate when security steps up.
(g)	Interest only security.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2011, the market value of 144A securities was $1,114,702,466, which is 11.5% of net assets.
(AMBAC)—	Ambac Indemnity Corporation
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(CDO)—	Collateralized Debt Obligation
(CLO)—	Collateralized Loan Obligation
(DKK)—	Danish Krone
(EUR)—	Euro
(GBP)—	British Pound
(JPY)—	Japanese Yen
(MBIA)—	Municipal Bond Insurance Association
(MTN)—	Medium-Term Note
(MXN)—	Mexican Peso
(SGD)—	Singapore Dollar
(SPV)—	Special Purpose Vehicle
(TBA)—	To Be Announced

Futures Contracts

The futures contracts outstanding as of September 30, 2011 and the description and unrealized appreciation (depreciation) were as follows:

Futures Contract-Long	Exchange	Expiration Date	Number of Contracts	Contract Amount	Valuation as of September 30, 2011	Unrealized Appreciation/ (Depreciation)
90 Day EuroDollar Futures	Chicago Mercantile Exchange	12/19/2011	929	$231,051,241	$231,019,075	$(32,166)
90 Day EuroDollar Futures	Chicago Mercantile Exchange	03/19/2012	8,976	2,225,065,115	2,230,760,400	5,695,285
90 Day EuroDollar Futures	Chicago Mercantile Exchange	06/18/2012	9,587	2,375,644,711	2,382,609,175	6,964,464
90 Day EuroDollar Futures	Chicago Mercantile Exchange	09/17/2012	7,488	1,856,759,277	1,861,142,400	4,383,123
90 Day EuroDollar Futures	Chicago Mercantile Exchange	12/17/2012	3,750	929,736,961	932,015,625	2,278,664
90 Day EuroDollar Futures	Chicago Mercantile Exchange	03/18/2013	8,257	2,043,501,173	2,051,864,500	8,363,327
90 Day EuroDollar Futures	NYSE Liffe	03/18/2013	1,022	254,312,875	253,967,000	(345,875)
90 Day EuroDollar Futures	Chicago Mercantile Exchange	06/17/2013	8,525	2,105,939,851	2,116,970,625	11,030,774
90 Day EuroDollar Futures	Chicago Mercantile Exchange	09/16/2013	3,068	756,602,036	761,017,400	4,415,364
90 Day EuroDollar Futures	Chicago Mercantile Exchange	12/16/2013	1,083	265,788,053	268,191,413	2,403,360
90 Day EuroDollar Futures	Chicago Mercantile Exchange	03/17/2014	948	231,897,389	234,381,150	2,483,761
90 Day EuroDollar Futures	Chicago Mercantile Exchange	06/16/2014	187	45,611,282	46,149,262	537,980
U.S. Treasury Note 10 Year Futures	Chicago Board of Trade	12/20/2011	2,103	273,067,543	273,587,156	519,613

Net Unrealized Appreciation						$48,697,674

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts to buy:

Settlement Date	Counterparty	Contracts to Buy		Value at September 30, 2011	In Exchange for U.S.$	Unrealized Appreciation/ (Depreciation)
10/03/2011	Citibank N.A.	43,261,000	CAD	$41,637,151	$41,980,062	$(342,911)
10/31/2011	Deutsche Bank AG	7,748,000	CAD	7,452,053	7,807,454	(355,401)
10/31/2011	Morgan Stanley & Co., Inc.	294,000	CAD	282,770	296,850	(14,080)
11/15/2011	JPMorgan Chase Bank N.A.	46,396,886	CNY	7,268,882	7,223,554	45,328
11/15/2011	JPMorgan Chase Bank N.A.	1,928,000	CNY	302,055	299,658	2,397
02/13/2012	Barclays Bank plc	4,300,777	CNY	674,993	672,669	2,324
02/13/2012	Citibank N.A.	53,000,000	CNY	8,318,172	8,216,417	101,755
02/13/2012	Citibank N.A.	71,900,000	CNY	11,284,463	11,154,723	129,740
02/13/2012	JPMorgan Chase Bank N.A.	108,762,192	CNY	17,069,861	16,829,740	240,121

MIST-265

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Settlement Date	Counterparty	Contracts to Buy		Value at September 30, 2011	In Exchange for U.S.$	Unrealized Appreciation/ (Depreciation)
06/01/2012	Barclays Bank plc	187,528,790	CNY	$29,506,794	$29,300,000	$206,794
06/01/2012	Barclays Bank plc	56,871,000	CNY	8,948,391	8,900,000	48,391
06/01/2012	Citibank N.A.	26,898,900	CNY	4,232,418	4,200,000	32,418
06/01/2012	Citibank N.A.	24,282,760	CNY	3,820,781	3,800,000	20,781
06/01/2012	Citibank N.A.	9,456,750	CNY	1,487,976	1,500,000	(12,024)
06/01/2012	Citibank N.A.	11,351,700	CNY	1,786,138	1,800,000	(13,862)
06/01/2012	JPMorgan Chase Bank N.A.	33,909,400	CNY	5,335,488	5,300,000	35,488
06/01/2012	JPMorgan Chase Bank N.A.	14,117,400	CNY	2,221,308	2,200,000	21,308
06/01/2012	JPMorgan Chase Bank N.A.	19,251,000	CNY	3,029,056	3,000,000	29,056
06/01/2012	JPMorgan Chase Bank N.A.	8,342,100	CNY	1,312,591	1,300,000	12,591
06/01/2012	JPMorgan Chase Bank N.A.	15,965,000	CNY	2,512,019	2,500,000	12,019
06/01/2012	JPMorgan Chase Bank N.A.	29,348,000	CNY	4,617,773	4,600,000	17,773
06/01/2012	JPMorgan Chase Bank N.A.	42,153,050	CNY	6,632,589	6,700,000	(67,411)
06/01/2012	JPMorgan Chase Bank N.A.	13,871,000	CNY	2,182,538	2,200,000	(17,462)
06/01/2012	JPMorgan Chase Bank N.A.	18,906,000	CNY	2,974,772	3,000,000	(25,228)
06/01/2012	JPMorgan Chase Bank N.A.	46,333,100	CNY	7,290,300	7,300,000	(9,700)
06/01/2012	Morgan Stanley & Co., Inc.	16,607,500	CNY	2,613,114	2,600,000	13,114
06/01/2012	Morgan Stanley & Co., Inc.	24,841,050	CNY	3,908,625	3,900,000	8,625
02/01/2013	Citibank N.A.	100,000,000	CNY	15,855,134	15,745,552	109,582
10/07/2011	JPMorgan Chase Bank N.A.	3,034,000	DKK	548,346	552,953	(4,607)
10/19/2011	Barclays Bank plc	6,686,000	EUR	8,990,963	9,589,516	(598,553)
10/19/2011	Barclays Bank plc	45,951,000	EUR	61,792,360	66,252,841	(4,460,481)
10/19/2011	Barclays Bank plc	4,447,000	EUR	5,980,079	6,104,997	(124,918)
10/19/2011	Citibank N.A.	2,562,000	EUR	3,445,236	3,657,849	(212,613)
10/19/2011	Citibank N.A.	15,997,000	EUR	21,511,879	22,582,672	(1,070,793)
10/19/2011	Citibank N.A.	2,660,000	EUR	3,577,021	3,590,056	(13,035)
10/19/2011	Deutsche Bank AG	1,090,000	EUR	1,465,771	1,569,410	(103,639)
10/19/2011	JPMorgan Chase Bank N.A.	34,033,000	EUR	45,765,693	48,297,516	(2,531,823)
12/08/2011	Barclays Bank plc	961,000	GBP	1,500,434	1,485,331	15,103
12/08/2011	Morgan Stanley & Co., Inc.	390,000	GBP	608,917	616,999	(8,082)
10/31/2011	Deutsche Bank AG	75,738,923,000	IDR	31,293,647	32,081,317	(787,670)
01/31/2012	Citibank N.A.	47,642,200,000	IDR	16,601,207	16,272,699	328,508
07/12/2012	JPMorgan Chase Bank N.A.	1,937,092,000	INR	38,677,873	41,675,818	(2,997,945)
10/17/2011	UBS AG	65,680,000	JPY	852,695	830,964	21,731
10/17/2011	UBS AG	15,942,000	JPY	206,968	208,439	(1,471)
11/14/2011	JPMorgan Chase Bank N.A.	15,149,218,219	KRW	97,501,455	108,080,738	(10,579,283)
11/18/2011	Citibank N.A.	982,327,288	MXN	71,022,804	83,075,588	(12,052,784)
11/18/2011	Deutsche Bank AG	6,605,336	MXN	477,569	561,678	(84,109)
11/18/2011	Morgan Stanley & Co., Inc.	616,398,147	MXN	44,565,926	52,353,818	(7,787,892)
04/23/2012	JPMorgan Chase Bank N.A.	40,383,557	MYR	12,580,356	13,314,724	(734,368)
11/15/2011	Barclays Bank plc	48,900,000	PHP	1,115,791	1,102,344	13,447
11/15/2011	Barclays Bank plc	20,600,000	PHP	470,047	467,120	2,927
11/15/2011	Barclays Bank plc	20,700,000	PHP	472,329	467,374	4,955
11/15/2011	Barclays Bank plc	20,700,000	PHP	472,329	465,692	6,637
11/15/2011	Barclays Bank plc	16,067,377	PHP	366,622	358,807	7,815
11/15/2011	Citibank N.A.	47,410,000	PHP	1,081,793	1,100,000	(18,207)
11/15/2011	Citibank N.A.	47,734,500	PHP	1,089,197	1,100,000	(10,803)
11/15/2011	Citibank N.A.	52,200,000	PHP	1,191,090	1,200,000	(8,910)
11/15/2011	Citibank N.A.	65,835,000	PHP	1,502,211	1,500,000	2,211
11/15/2011	Citibank N.A.	49,005,000	PHP	1,118,187	1,100,000	18,187
11/15/2011	Citibank N.A.	57,473,000	PHP	1,311,408	1,300,000	11,408
11/15/2011	Citibank N.A.	40,600,000	PHP	926,403	915,858	10,545
11/15/2011	Deutsche Bank AG	52,860,000	PHP	1,206,150	1,200,000	6,150
11/15/2011	Goldman Sachs & Co.	87,840,000	PHP	2,004,317	2,000,000	4,317
11/15/2011	JPMorgan Chase Bank N.A.	47,410,000	PHP	1,081,793	1,100,000	(18,207)
11/15/2011	JPMorgan Chase Bank N.A.	119,070,000	PHP	2,716,917	2,700,000	16,917
11/15/2011	JPMorgan Chase Bank N.A.	53,244,000	PHP	1,214,912	1,200,000	14,912
03/15/2012	Citibank N.A.	168,900,000	PHP	3,831,640	3,895,744	(64,104)
03/15/2012	Citibank N.A.	1,197,565,000	PHP	27,167,783	27,584,130	(416,347)

MIST-266

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Settlement Date	Counterparty	Contracts to Buy		Value at September 30, 2011	In Exchange for U.S.$	Unrealized Appreciation/ (Depreciation)
03/15/2012	Morgan Stanley & Co., Inc.	173,011,500	PHP	$3,924,913	$3,973,165	$(48,252)
12/09/2011	UBS AG	6,000,000	SGD	4,611,778	4,953,765	(341,987)
12/09/2011	UBS AG	70,276,257	SGD	54,016,416	58,125,187	(4,108,771)
10/27/2011	JPMorgan Chase Bank N.A.	56,875,904	TRY	30,560,401	33,830,540	(3,270,139)
01/11/2012	Barclays Bank plc	127,386,100	TWD	4,192,443	4,444,735	(252,292)
10/28/2011	Deutsche Bank AG	211,270,939	ZAR	26,248,223	30,340,199	(4,091,976)
01/26/2012	JPMorgan Chase Bank N.A.	19,761,250	ZAR	2,425,664	2,709,433	(283,769)

Net Unrealized Depreciation						$(56,370,534)

Forward foreign currency exchange contracts to sell:

Settlement Date	Counterparty	Contracts to Deliver		Value at September 30, 2011	In Exchange for U.S.$	Unrealized Appreciation/ (Depreciation)
11/03/2011	Barclays Bank plc	4,978,523	BRL	$2,668,884	$3,012,357	$343,473
11/03/2011	Barclays Bank plc	8,785,770	BRL	4,709,871	5,100,000	390,129
11/03/2011	Barclays Bank plc	692,880	BRL	371,439	400,000	28,561
11/03/2011	Morgan Stanley & Co., Inc.	5,021,930	BRL	2,692,153	2,900,000	207,847
11/03/2011	Morgan Stanley & Co., Inc.	5,886,080	BRL	3,155,406	3,400,000	244,594
10/03/2011	JPMorgan Chase Bank N.A.	43,300,000	CAD	41,674,687	41,974,650	299,963
10/06/2011	UBS AG	2,771,472	CAD	2,667,245	2,700,000	32,755
10/06/2011	UBS AG	2,055,140	CAD	1,977,853	2,000,000	22,147
10/07/2011	JPMorgan Chase Bank N.A.	103,427,280	CAD	99,535,259	99,000,000	(535,259)
10/07/2011	JPMorgan Chase Bank N.A.	69,811,488	CAD	67,184,446	66,900,000	(284,446)
10/31/2011	Barclays Bank plc	225,000	CAD	216,406	226,794	10,388
10/31/2011	Citibank N.A.	43,261,000	CAD	41,608,576	41,951,281	342,705
10/31/2011	Citibank N.A.	20,125,000	CAD	19,356,293	19,398,824	42,531
10/31/2011	Citibank N.A.	19,766,000	CAD	19,011,006	18,945,036	(65,970)
10/31/2011	Goldman Sachs & Co.	187,000	CAD	179,857	180,826	969
10/31/2011	UBS AG	472,000	CAD	453,971	464,251	10,280
10/07/2011	JPMorgan Chase Bank N.A.	158,350,000	DKK	28,619,152	30,181,278	1,562,126
10/19/2011	Barclays Bank plc	13,887,000	EUR	18,674,468	19,718,151	1,043,683
10/19/2011	Barclays Bank plc	3,915,000	EUR	5,264,675	5,478,674	213,999
10/19/2011	JPMorgan Chase Bank N.A.	6,124,000	EUR	8,235,216	8,633,309	398,093
10/19/2011	JPMorgan Chase Bank N.A.	1,837,000	EUR	2,470,296	2,631,283	160,987
10/19/2011	JPMorgan Chase Bank N.A.	30,926,000	EUR	41,587,572	43,993,472	2,405,900
10/19/2011	JPMorgan Chase Bank N.A.	138,410,000	EUR	186,126,102	196,620,402	10,494,300
10/19/2011	Morgan Stanley & Co., Inc.	302,565,000	EUR	406,872,654	421,624,328	14,751,674
10/19/2011	UBS AG	10,658,000	EUR	14,332,288	15,067,652	735,364
11/02/2011	JPMorgan Chase Bank N.A.	700,000	EUR	941,220	951,867	10,647
12/08/2011	Barclays Bank plc	54,725,000	GBP	85,443,555	87,348,761	1,905,206
10/31/2011	Citibank N.A.	6,821,000,000	IDR	12,123,129	11,700,000	(423,129)
10/31/2011	UBS AG	39,248,000,000	IDR	4,454,261	4,400,000	(54,261)
11/18/2011	Barclays Bank plc	14,418,000	INR	292,465	300,000	7,535
11/18/2011	Barclays Bank plc	43,218,000	INR	876,664	900,000	23,336
11/18/2011	Citibank N.A.	481,734,000	INR	9,771,832	9,900,000	128,168
10/03/2011	Citibank N.A.	20,000,000	JPY	259,605	246,902	(12,703)
10/03/2011	Citibank N.A.	130,000,000	JPY	1,687,435	1,610,312	(77,123)
10/11/2011	Deutsche Bank AG	27,820,000,000	JPY	361,145,619	343,851,583	(17,294,036)
10/11/2011	Deutsche Bank AG	910,000,000	JPY	11,813,174	11,245,605	(567,569)
10/17/2011	Citibank N.A.	58,445,000	JPY	758,766	727,321	(31,445)
10/17/2011	Citibank N.A.	2,777,100,000	JPY	36,053,906	35,004,286	(1,049,620)
10/17/2011	Deutsche Bank AG	2,717,700,000	JPY	35,282,741	34,233,996	(1,048,745)
10/17/2011	JPMorgan Chase Bank N.A.	2,777,100,000	JPY	36,053,906	34,976,071	(1,077,835)
10/17/2011	UBS AG	1,358,900,000	JPY	17,642,020	17,124,207	(517,813)
10/17/2011	UBS AG	2,079,200,000	JPY	26,993,367	26,213,800	(779,567)
10/24/2011	Deutsche Bank AG	38,270,000,000	JPY	496,890,586	484,102,538	(12,788,048)
10/31/2011	JPMorgan Chase Bank N.A.	830,000,000	JPY	10,777,596	10,668,380	(109,216)
11/07/2011	Citibank N.A.	2,681,000,000	JPY	34,816,359	34,727,529	(88,830)
11/07/2011	Citibank N.A.	3,629,000,000	JPY	47,127,402	47,005,945	(121,457)

MIST-267

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Settlement Date	Counterparty	Contracts to Deliver		Value at September 30, 2011	In Exchange for U.S.$	Unrealized Appreciation/ (Depreciation)
11/14/2011	Barclays Bank plc	8,365,000,000	JPY	$108,641,761	$108,470,840	$(170,921)
11/14/2011	Barclays Bank plc	8,365,000,000	JPY	108,641,761	108,341,473	(300,288)
11/14/2011	Deutsche Bank AG	8,365,000,000	JPY	108,641,761	108,267,270	(374,491)
11/14/2011	Deutsche Bank AG	8,365,000,000	JPY	108,641,761	108,270,774	(370,987)
11/21/2011	Barclays Bank plc	511,000,000	JPY	6,637,371	6,664,536	27,165
11/21/2011	Citibank N.A.	1,356,000,000	JPY	17,613,062	17,680,883	67,821
11/21/2011	Deutsche Bank AG	1,899,000,000	JPY	24,666,080	24,757,348	91,268
11/21/2011	JPMorgan Chase Bank N.A.	1,272,000,000	JPY	16,521,988	16,584,094	62,106
11/21/2011	JPMorgan Chase Bank N.A.	1,272,000,000	JPY	16,521,988	16,584,094	62,106
11/14/2011	JPMorgan Chase Bank N.A.	5,216,060,000	KRW	4,416,647	4,700,000	283,353
11/14/2011	JPMorgan Chase Bank N.A.	1,419,000,000	KRW	1,201,524	1,200,000	(1,524)
11/14/2011	JPMorgan Chase Bank N.A.	21,152,327,400	KRW	17,910,523	17,800,000	(110,523)
11/14/2011	Morgan Stanley & Co., Inc.	5,326,800,000	KRW	4,510,415	4,800,000	289,585
11/14/2011	UBS AG	15,983,160,000	KRW	13,533,582	13,800,000	266,418
11/14/2011	UBS AG	1,547,520,000	KRW	1,310,347	1,300,000	(10,347)
11/14/2011	UBS AG	1,419,000,000	KRW	1,201,524	1,200,000	(1,524)
11/14/2011	UBS AG	1,419,000,000	KRW	1,201,524	1,200,000	(1,524)
11/18/2011	Barclays Bank plc	9,074,800	MXN	656,113	700,000	43,887
11/18/2011	Barclays Bank plc	42,106,680	MXN	3,044,336	3,100,000	55,664
11/18/2011	Barclays Bank plc	139,142,700	MXN	10,060,094	10,300,000	239,906
11/18/2011	Deutsche Bank AG	11,672,730	MXN	843,945	900,000	56,055
11/18/2011	JPMorgan Chase Bank N.A.	2,700,000	MXN	195,211	200,000	4,789
11/18/2011	Morgan Stanley & Co., Inc.	90,726,900	MXN	6,559,605	6,600,000	40,395
11/18/2011	Morgan Stanley & Co., Inc.	41,080,500	MXN	2,970,143	3,000,000	29,857
11/18/2011	Morgan Stanley & Co., Inc.	34,387,500	MXN	2,486,235	2,500,000	13,765
11/18/2011	UBS AG	5,195,000	MXN	375,601	400,000	24,399
11/18/2011	UBS AG	2,750,400	MXN	198,855	200,000	1,145
11/18/2011	UBS AG	39,724,200	MXN	2,872,082	2,900,000	27,918
11/18/2011	UBS AG	74,395,800	MXN	5,378,857	5,400,000	21,143
11/18/2011	UBS AG	43,464,000	MXN	3,142,471	3,200,000	57,529
11/18/2011	UBS AG	87,499,750	MXN	6,326,280	6,500,000	173,720
11/10/2011	Barclays Bank plc	7,596,000	MYR	2,375,858	2,400,000	24,142
11/10/2011	Barclays Bank plc	2,556,800	MYR	799,709	800,000	291
11/15/2011	Citibank N.A.	156,294,000	PHP	3,566,288	3,600,000	33,712
11/15/2011	Citibank N.A.	270,010,000	PHP	6,161,039	6,200,000	38,961
11/15/2011	Citibank N.A.	401,212,000	PHP	9,154,782	9,200,000	45,218
11/15/2011	JPMorgan Chase Bank N.A.	52,164,000	PHP	1,190,269	1,200,000	9,731
03/15/2012	JPMorgan Chase Bank N.A.	34,816,000	PHP	789,831	800,000	10,169
12/09/2011	Barclays Bank plc	8,985,240	SGD	6,906,322	7,200,000	293,678
12/09/2011	Barclays Bank plc	1,035,600	SGD	795,993	800,000	4,007
12/09/2011	Citibank N.A.	7,590,383	SGD	5,834,193	6,100,000	265,807
12/09/2011	Citibank N.A.	14,656,484	SGD	11,265,408	11,600,000	334,592
12/09/2011	Goldman Sachs & Co.	8,216,340	SGD	6,315,323	6,600,000	284,677
12/09/2011	UBS AG	1,295,500	SGD	995,760	1,000,000	4,240
10/27/2011	Barclays Bank plc	5,386,800	TRY	2,894,420	3,000,000	105,580
10/27/2011	Citibank N.A.	3,172,285	TRY	1,704,523	1,700,000	(4,523)
10/27/2011	Deutsche Bank AG	7,752,040	TRY	4,165,304	4,300,000	134,696
10/27/2011	JPMorgan Chase Bank N.A.	10,943,400	TRY	5,880,077	6,100,000	219,923
10/27/2011	Morgan Stanley & Co., Inc.	2,049,245	TRY	1,101,094	1,100,000	(1,094)
10/28/2011	Barclays Bank plc	26,020,750	ZAR	3,232,808	3,500,000	267,192
10/28/2011	JPMorgan Chase Bank N.A.	18,629,250	ZAR	2,314,491	2,500,000	185,509
10/28/2011	JPMorgan Chase Bank N.A.	1,618,420	ZAR	201,072	200,000	(1,072)
10/28/2011	JPMorgan Chase Bank N.A.	25,907,520	ZAR	3,218,741	3,200,000	(18,741)
10/28/2011	JPMorgan Chase Bank N.A.	16,164,800	ZAR	2,008,309	2,000,000	(8,309)

Net Unrealized Appreciation						$1,716,539

BRL—	Brazilian Real
CAD—	Canadian Dollar
CNY—	China Yuan Renminbi
DKK—	Danish Krone

MIST-268

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

EUR—	Euro
GBP—	British Pound
IDR—	Indonesian Rupiah
INR—	Indian Rupee
JPY—	Japanese Yen
KRW—	South Korean Won
MXN—	Mexican Peso
MYR—	Malaysian Ringgit
PHP—	Philippine Peso
SGD—	Singapore Dollar
TRY—	Turkish Lira
TWD—	New Taiwan Dollar
ZAR—	South African Rand

Forward Sales Commitments

Security Sold Short	Counterparty	Interest Rate	Maturity	Proceeds	Value
Fannie Mae 15 Yr. Pool	JPMorgan Chase Bank N.A./Greenwich Capital Markets, Inc.	4.000%	TBA	$(3,163,125)	$(3,158,906)
Fannie Mae 30 Yr. Pool	Goldman Sachs & Co.	5.000%	TBA	(205,587,812)	(205,474,266)
Fannie Mae 30 Yr. Pool	Goldman Sachs & Co.	3.500%	TBA	(59,786,836)	(60,631,722)
U.S. Treasury Bills	Citibank N.A.	0.025%	11/25/2011	(800,000)	(799,986)

				$(269,337,773)	$(270,064,880)

Options

Inflation Floor

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	Deutsche Bank AG	215.949	Maximum of ((1+0.000%)[10] - Inflation Adjustment) or 0	03/10/2020	$(16,200,000)	$(43,500)	$(31,966)
Floor - OTC CPURNSA Index	Citibank N.A.	215.949	Maximum of ((1+0.000%)[10] - Inflation Adjustment) or 0	03/12/2020	(5,800,000)	(137,080)	(54,595)
Floor - OTC CPURNSA Index	Citibank N.A.	216.687	Maximum of ((1+0.000%)[10] - Inflation Adjustment) or 0	04/07/2020	(38,800,000)	(346,040)	(137,581)
Floor - OTC CPURNSA Index	Citibank N.A.	217.965	Maximum of ((1+0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	(17,500,000)	(225,750)	(69,276)
Floor - OTC CPURNSA Index	Deutsche Bank AG	218.011	Maximum of ((1+0.000%)[10] - Inflation Adjustment) or 0	10/13/2020	(18,000,000)	(176,400)	(105,560)

						$(928,770)	$(398,978)

CPURNSA—	Consumer Price All Urban Non-Seasonally Adjusted.

Straddle Options

Description	Counterparty	Exercise Level	Expiration Date	Notional Amount	Premium (1)	Market Value
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	Goldman Sachs & Co.	0.0000%	10/11/2011	$(60,900,000)	$(321,564)	$(227,498)
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement	JPMorgan Chase Bank N.A.	0.0000%	10/11/2011	(56,400,000)	(286,512)	(210,688)
Call & Put - OTC 2-Year vs. 1-Year Forward Volatility Agreement	Morgan Stanley & Co., Inc.	0.0000%	10/11/2011	(277,500,000)	(3,102,220)	(2,818,731)
Call & Put - OTC 2-Year vs. 1-Year Forward Volatility Agreement	Morgan Stanley & Co., Inc.	0.0000%	11/14/2011	(151,400,000)	(1,646,680)	(1,574,651)

					$(5,356,976)	$(4,831,568)

(1)	Exercise level and final premium determined on a future date, based upon implied volatility parameters.

MIST-269

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC - 10-Year Interest Rate Swap	Morgan Stanley Capital Services LLC	3-Month USD-LIBOR	Pay	4.250%	10/11/2011	$390,800,000	$(1,985,259)	$(39)
Put - OTC - 1-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD-LIBOR	Pay	1.750%	07/11/2013	704,400,000	(1,985,259)	(1,151,694)
Put - OTC - 5-Year Interest Rate Swap	Credit Suisse International	3-Month USD-LIBOR	Pay	1.800%	10/11/2011	111,800,000	(100,854)	(68)
Put - OTC - 2-Year Interest Rate Swap	Morgan Stanley Capital Services LLC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	40,200,000	(242,205)	(36)
Put - OTC - 5-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD-LIBOR	Pay	1.200%	07/11/2013	104,900,000	(740,358)	(794,796)
Put - OTC - 5-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD-LIBOR	Pay	1.700%	08/13/2012	130,300,000	(1,819,439)	(1,742,176)
Put - OTC - 3-Year Interest Rate Swap	Citibank N.A.	3-Month USD-LIBOR	Pay	3.250%	07/16/2012	99,100,000	(2,450,082)	(153,139)
Put - OTC - 3-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	167,600,000	(1,750,743)	(76,358)
Put - OTC - 3-Year Interest Rate Swap	Citibank N.A.	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	189,200,000	(2,064,210)	(86,199)
Put - OTC - 3-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	72,500,000	(788,856)	(33,031)
Put - OTC - 3-Year Interest Rate Swap	Barclays Bank plc	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	50,200,000	(448,989)	(22,871)
Put - OTC - 3-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD-LIBOR	Pay	2.750%	06/18/2012	240,800,000	(2,499,648)	(139,567)
Put - OTC - 3-Year Interest Rate Swap	Credit Suisse International	3-Month USD-LIBOR	Pay	3.000%	06/18/2012	115,800,000	(732,435)	(52,758)
Put - OTC - 2-Year Interest Rate Swap	Citibank N.A.	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	23,000,000	(156,688)	(15,565)
Put - OTC - 2-Year Interest Rate Swap	Morgan Stanley Capital Services LLC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	196,500,000	(1,247,163)	(132,972)
Put - OTC - 2-Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	89,300,000	(529,847)	(60,430)
Put - OTC - 1-Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	1.000%	11/19/2012	139,600,000	(796,458)	(172,783)
Put - OTC - 1-Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	0.650%	11/14/2011	121,900,000	(36,911)	(36,911)

							$(20,375,404)	$(4,671,393)

Credit Default Swaptions on Credit Indices

Description	Counterparty	Buy Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC CDX.IG-16 5-Year Index	JPMorgan Chase Bank N.A.	Buy	0.840%	12/21/2011	$(30,400,000)	$(38,000)	$(14,638)
Put - OTC CDX.IG-16 5-Year Index	Morgan Stanley Capital Services LLC	Sell	1.500%	12/21/2011	(24,900,000)	(179,180)	(206,265)
Call - OTC CDX.IG-16 5-Year Index	Morgan Stanley Capital Services LLC	Buy	1.000%	12/21/2011	(24,900,000)	(52,925)	(36,053)
Call - OTC CDX.IG-16 5-Year Index	BNP Paribas S.A.	Buy	0.850%	12/21/2011	(140,800,000)	(160,117)	(73,500)
Put - OTC CDX.IG-16 5-Year Index	BNP Paribas S.A.	Sell	1.200%	12/21/2011	(54,000,000)	(232,200)	(754,510)
Call - OTC CDX.IG-16 5-Year Index	Deutsche Bank AG	Buy	0.820%	12/21/2011	(28,800,000)	(39,600)	(11,732)
Call - OTC CDX.IG-16 5-Year Index	Credit Suisse International	Buy	8.200%	12/21/2011	(30,200,000)	(42,280)	(12,303)
Call - OTC CDX.IG-16 5-Year Index	Morgan Stanley Capital Services LLC	Buy	0.800%	12/21/2011	(67,600,000)	(79,940)	(23,116)
Call - OTC CDX.IG-16 5-Year Index	JPMorgan Chase Bank N.A.	Buy	0.850%	12/21/2011	(7,100,000)	(7,242)	(3,706)
Call - OTC CDX.IG-16 5-Year Index	Credit Suisse International	Buy	0.850%	12/21/2011	(58,100,000)	(68,265)	(30,329)
Call - OTC CDX.IG-16 5-Year Index	UBS AG	Buy	0.850%	12/21/2011	(13,200,000)	(14,850)	(6,891)

						$(914,599)	$(1,173,043)

MIST-270

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CME 90-Day Eurodollar March Futures	$99	03/19/2012	(1,330)	$(1,059,324)	$(282,625)

Swap Agreements

Open interest rate swap agreements at September 30, 2011 were as follows:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	IRS USD 3ML	4.250%	06/15/2041	Barclays Bank plc	USD	2,400,000	$(788,233)	$54,000	$(842,233)
Receive	IRS USD 3ML	4.250%	06/15/2041	Barclays Bank plc	USD	226,500,000	(76,118,390)	(67,556,978)	(8,561,412)
Receive	IRS USD 3ML	4.250%	06/15/2041	BNP Paribas Securities Services	USD	63,300,000	(20,789,638)	1,691,040	(22,480,678)
Receive	IRS USD 3ML	4.250%	06/15/2041	Citibank N.A.	USD	12,700,000	(4,171,065)	460,060	(4,631,125)
Receive	IRS USD 3ML	4.250%	06/15/2041	Deutsche Bank AG	USD	19,800,000	(6,502,920)	(734,580)	(5,768,340)
Receive	IRS USD 3ML	4.250%	06/15/2041	Goldman Sachs & Co.	USD	6,200,000	(2,036,268)	124,000	(2,160,268)
Receive	IRS USD 3ML	4.250%	06/15/2041	JPMorgan Chase Bank N.A.	USD	24,200,000	(7,948,013)	(618,798)	(7,329,215)
Receive	IRS USD 3ML	4.000%	12/21/2041	JPMorgan Chase Bank N.A.	USD	31,300,000	(8,462,203)	382,240	(8,844,443)
Receive	IRS USD 3ML	4.000%	12/21/2041	JPMorgan Chase Bank N.A.	USD	26,500,000	(7,327,141)	(6,201,000)	(1,126,141)
Receive	IRS USD 3ML	4.000%	12/21/2041	JPMorgan Chase Bank N.A.	USD	8,700,000	(2,352,114)	(34,800)	(2,317,314)
Pay	IRS AUD 6MBB	5.000%	06/15/2017	JPMorgan Chase Bank N.A.	AUD	5,800,000	92,375	43,670	48,705
Pay	IRS AUD 6MBB	5.000%	06/15/2017	JPMorgan Chase Bank N.A.	AUD	8,600,000	136,969	67,696	69,273
Pay	IRS AUD 6MBB	5.000%	06/15/2017	JPMorgan Chase Bank N.A.	AUD	62,600,000	997,009	237,387	759,622
Pay	IRS AUD 6MBB	5.250%	06/15/2022	JPMorgan Chase Bank N.A.	AUD	16,300,000	356,835	(116,321)	473,156
Pay	IRS EUR 6ME	1.750%	09/18/2014	JPMorgan Chase Bank N.A.	EUR	53,500,000	(7,879)	(26,738)	18,859
Pay	IRS EUR 6ME	2.500%	09/21/2018	JPMorgan Chase Bank N.A.	EUR	8,300,000	166,560	(139,861)	306,421
Pay	IRS EUR 6ME	3.000%	09/21/2021	JPMorgan Chase Bank N.A.	EUR	28,000,000	1,529,496	262,259	1,267,237
Pay	IRS EUR 6ME	3.500%	09/21/2021	JPMorgan Chase Bank N.A.	EUR	39,400,000	4,499,670	512,035	3,987,635
Pay	IRS EUR 6ME	3.650%	09/21/2021	JPMorgan Chase Bank N.A.	EUR	11,000,000	1,452,867	13,581	1,439,286
Pay	IRS EUR 6ME	3.000%	09/21/2021	JPMorgan Chase Bank N.A.	EUR	74,900,000	4,091,401	857,281	3,234,120
Pay	IRS EUR 6ME	3.500%	09/21/2021	JPMorgan Chase Bank N.A.	EUR	17,100,000	1,952,903	205,430	1,747,473
Pay	IRS EUR 6ME	3.500%	09/21/2021	JPMorgan Chase Bank N.A.	EUR	64,900,000	7,411,894	(724,545)	8,136,439
Pay	IRS EUR 6ME	3.500%	09/21/2021	JPMorgan Chase Bank N.A.	EUR	28,000,000	3,197,735	(214,741)	3,412,476
Pay	IRS EUR 6ME	3.650%	09/21/2021	JPMorgan Chase Bank N.A.	EUR	28,800,000	3,803,870	141,911	3,661,959
Pay	IRS EUR 6ME	3.000%	03/21/2022	JPMorgan Chase Bank N.A.	EUR	14,200,000	635,613	230,314	405,299
Pay	IRS EUR 6ME	2.500%	03/21/2022	JPMorgan Chase Bank N.A.	EUR	34,200,000	(485,980)	(36,963)	(449,017)
Pay	IRS EUR 6ME	3.000%	03/21/2022	JPMorgan Chase Bank N.A.	EUR	14,100,000	631,137	219,740	411,397
Pay	IRS EUR 6ME	2.500%	03/21/2022	JPMorgan Chase Bank N.A.	EUR	71,900,000	(1,021,695)	(77,629)	(944,066)
Pay	IRS EUR 6ME	2.500%	03/21/2022	JPMorgan Chase Bank N.A.	EUR	56,400,000	(801,441)	(60,902)	(740,539)
Pay	IRS GBP 6ML	3.000%	03/21/2022	JPMorgan Chase Bank N.A.	GBP	133,800,000	4,856,548	169,565	4,686,983
Pay	IRS MXN TIIE	7.330%	01/28/2015	JPMorgan Chase Bank N.A.	MXN	215,600,000	992,974	100,718	892,256
Pay	IRS MXN TIIE	7.330%	01/28/2015	JPMorgan Chase Bank N.A.	MXN	97,200,000	447,667	(5,572)	453,239
Pay	IRS MXN TIIE	5.600%	09/06/2016	JPMorgan Chase Bank N.A.	MXN	37,200,000	(22,885)	7,444	(30,329)
Pay	IRS MXN TIIE	6.350%	06/02/2021	JPMorgan Chase Bank N.A.	MXN	30,900,000	(76,072)	7,317	(83,389)
Pay	IRS USD 3ML	3.000%	10/13/2021	JPMorgan Chase Bank N.A.	USD	57,400,000	4,735,064	3,686,860	1,048,204
Pay	IRS USD 3ML	3.000%	10/13/2021	JPMorgan Chase Bank N.A.	USD	11,100,000	915,666	612,720	302,946
Pay	IRS USD 3ML	3.000%	10/13/2021	JPMorgan Chase Bank N.A.	USD	90,100,000	7,432,565	5,297,175	2,135,390
Pay	OIS USD FEDL	0.500%	09/19/2013	JPMorgan Chase Bank N.A.	USD	137,900,000	446,244	(179,270)	625,514
Pay	OIS USD FEDL	1.000%	09/19/2014	JPMorgan Chase Bank N.A.	USD	54,600,000	659,950	(19,110)	679,060
Pay	OIS USD FEDL	0.500%	09/19/2014	JPMorgan Chase Bank N.A.	USD	27,600,000	333,601	(117,852)	451,453
Pay	IRS BRL ZCS CDI	12.540%	01/02/2012	JPMorgan Chase Bank N.A.	BRL	80,800,000	2,452,704	(443,165)	2,895,869
Pay	IRS BRL ZCS CDI	12.540%	01/02/2012	JPMorgan Chase Bank N.A.	BRL	90,500,000	2,747,150	(503,219)	3,250,369
Pay	IRS BRL ZCS CDI	10.115%	01/02/2012	JPMorgan Chase Bank N.A.	BRL	295,300,000	(5,699,365)	(7,355,900)	1,656,535
Pay	IRS BRL ZCS CDI	12.455%	01/02/2013	JPMorgan Chase Bank N.A.	BRL	18,800,000	227,395	9,206	218,189
Pay	IRS BRL ZCS CDI	11.890%	01/02/2013	JPMorgan Chase Bank N.A.	BRL	52,700,000	861,323	47,758	813,565
Pay	IRS BRL ZCS CDI	11.930%	01/02/2013	JPMorgan Chase Bank N.A.	BRL	63,700,000	1,053,924	(91,373)	1,145,297
Pay	IRS BRL ZCS CDI	12.170%	01/02/2013	JPMorgan Chase Bank N.A.	BRL	43,900,000	878,657	158,550	720,107
Pay	IRS BRL ZCS CDI	12.070%	01/02/2013	JPMorgan Chase Bank N.A.	BRL	64,200,000	925,629	150,874	774,755
Pay	IRS BRL ZCS CDI	10.455%	01/02/2013	JPMorgan Chase Bank N.A.	BRL	20,000,000	10,901	(10,421)	21,322
Pay	IRS BRL ZCS CDI	12.500%	01/02/2013	JPMorgan Chase Bank N.A.	BRL	39,400,000	489,450	29,991	459,459

MIST-271

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Swap Agreements—(Continued)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	IRS BRL ZCS CDI	11.980%	01/02/2013	JPMorgan Chase Bank N.A.	BRL	31,600,000	$545,014	$49,229	$495,785
Pay	IRS BRL ZCS CDI	12.590%	01/02/2013	JPMorgan Chase Bank N.A.	BRL	321,000,000	6,652,373	289,533	6,362,840
Pay	IRS BRL ZCS CDI	10.605%	01/02/2013	JPMorgan Chase Bank N.A.	BRL	30,800,000	46,344	—	46,344
Pay	IRS BRL ZCS CDI	10.830%	01/02/2014	JPMorgan Chase Bank N.A.	BRL	9,300,000	17,046	6,125	10,921
Pay	IRS BRL ZCS CDI	11.990%	01/02/2014	JPMorgan Chase Bank N.A.	BRL	19,400,000	359,259	86,039	273,220
Pay	IRS BRL ZCS CDI	12.650%	01/02/2014	JPMorgan Chase Bank N.A.	BRL	23,900,000	701,261	192,551	508,710
Pay	IRS BRL ZCS CDI	10.870%	01/02/2014	JPMorgan Chase Bank N.A.	BRL	15,500,000	34,151	—	34,151
Pay	IRS BRL ZCS CDI	12.540%	01/02/2014	Morgan Stanley & Co., Inc.	BRL	31,900,000	535,308	(21,667)	556,975
Pay	IRS BRL ZCS CDI	11.670%	01/02/2014	Morgan Stanley & Co., Inc.	BRL	27,600,000	248,317	10,990	237,327
Pay	IRS BRL ZCS CDI	10.580%	01/02/2014	Morgan Stanley & Co., Inc.	BRL	59,500,000	(30,643)	(109,697)	79,054
Pay	IRS BRL ZCS CDI	12.510%	01/02/2014	Morgan Stanley & Co., Inc.	BRL	3,400,000	92,884	15,642	77,242
Pay	IRS BRL ZCS CDI	11.890%	01/02/2014	Morgan Stanley & Co., Inc.	BRL	38,000,000	550,162	(3,526)	553,688
Pay	IRS BRL ZCS CDI	10.770%	01/02/2014	UBS AG	BRL	12,600,000	15,948	(6,035)	21,983

Total							$(73,420,132)	$(68,979,732)	$(4,440,400)

Credit default swaps on corporate and sovereign issuers—buy protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2011 (b)	Notional Amount (c)	Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CNA Financial Corp. 5.850%, due 12/15/2014	(0.630%)	12/20/2014	Bank of America N.A.	2.149%	5,000,000	$233,398	$—	$233,398
Con-way, Inc. 7.250%, due 01/15/2018	(1.834%)	03/20/2018	Bank of America N.A.	3.663%	10,000,000	994,622	—	994,622
Liberty Mutual Group, Inc. 5.750%, due 03/15/2014	(0.680%)	03/20/2014	Bank of America N.A.	2.471%	5,750,000	244,507	—	244,507
Limited Brands, Inc. 6.900%, due 07/15/2017	(2.290%)	09/20/2017	Bank of America N.A.	2.803%	10,000,000	271,584	—	271,584
Limited Brands, Inc. 6.900%, due 07/15/2017	(3.113%)	09/20/2017	Morgan Stanley & Co., Inc.	2.803%	5,000,000	(82,168)	—	(82,168)
Pearson Dollar Finance plc 5.700%, due 06/01/2014	(0.760%)	06/20/2014	Morgan Stanley & Co., Inc.	0.551%	8,500,000	(48,184)	—	(48,184)
Pearson Dollar Finance plc 5.700%, due 06/01/2014	(0.830%)	06/20/2014	JPMorgan Chase Bank N.A.	0.551%	5,000,000	(37,818)	—	(37,818)
R.R. Donnelley & Sons Co. 4.950%, due 04/01/2014	(1.030%)	06/20/2014	Bank of America N.A.	6.639%	6,200,000	836,927	—	836,927
Rohm & Haas Holdings 6.000%, due 09/15/2017	(0.423%)	09/20/2017	Bank of America N.A.	0.475%	8,500,000	25,375	—	25,375

Total						$2,438,243	$—	$2,438,243

Credit default swaps on corporate and sovereign issues—sell protection (d)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2011 (b)	Notional Amount (c)	Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
ArcelorMittal 6.125% due 06/01/2018	1.000%	06/20/2016	Credit Suisse Group AG	6.399%	4,400,000	$(887,957)	$(221,992)	$(665,965)
Berkshire Hathaway Finance Corp. 4.625%, due 10/15/2013	1.000%	03/20/2015	Goldman Sachs & Co.	2.189%	3,100,000	(121,168)	(54,777)	(66,391)
Berkshire Hathaway Finance Corp. 4.625%, due 10/15/2013	1.000%	03/20/2016	Citibank N.A.	2.372%	900,000	(50,852)	(10,165)	(40,687)
Brazilian Government International Bond 12.250%, due 03/06/2030	1.000%	06/20/2015	Citibank N.A.	1.743%	11,700,000	(312,228)	(327,293)	15,065

MIST-272

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Swap Agreements—(Continued)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2011 (b)	Notional Amount (c)	Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Brazilian Government International Bond 12.250%, due 03/06/2030	1.000%	06/20/2015	Deutsche Bank AG	1.743%	6,100,000	$(162,786)	$(66,949)	$(95,837)
Brazilian Government International Bond 12.250%, due 03/06/2030	1.000%	06/20/2015	JPMorgan Chase Bank N.A.	1.743%	12,700,000	(338,914)	(139,386)	(199,528)
Brazilian Government International Bond 12.250%, due 03/06/2030	1.000%	09/20/2015	Citibank N.A.	1.786%	1,200,000	(36,002)	(18,832)	(17,170)
Brazilian Government International Bond 12.250%, due 03/06/2030	1.000%	09/20/2015	JPMorgan Chase Bank N.A.	1.786%	4,100,000	(123,008)	(41,229)	(81,779)
Brazilian Government International Bond 12.250%, due 03/06/2030	1.000%	09/20/2015	UBS AG	1.786%	1,600,000	(48,003)	(15,139)	(32,864)
Brazilian Government International Bond 12.250%, due 03/06/2030	1.000%	12/20/2015	Morgan Stanley & Co., Inc.	1.824%	37,100,000	(1,233,220)	(214,047)	(1,019,173)
Brazilian Government International Bond 12.250%, due 03/06/2030	1.000%	03/20/2016	Deutsche Bank AG	1.880%	25,000,000	(935,292)	(146,458)	(788,834)
Brazilian Government International Bond 12.250%, due 03/06/2030	1.000%	03/20/2016	Morgan Stanley & Co., Inc.	1.880%	25,000,000	(935,292)	(146,458)	(788,834)
Brazilian Government International Bond 12.250% due 03/06/2030	1.000%	06/20/2016	Citibank N.A.	1.931%	19,300,000	(802,167)	(65,160)	(737,007)
Brazilian Government International Bond 12.250% due 03/06/2030	1.000%	06/20/2016	Deutsche Bank AG	1.931%	11,000,000	(457,194)	(36,869)	(420,325)
Brazilian Government International Bond 12.250%, due 03/06/2030	1.000%	09/20/2016	JPMorgan Chase Bank N.A.	1.976%	5,900,000	(269,333)	(34,458)	(234,875)
Brazilian Government International Bond 12.250%, due 03/06/2030	1.000%	09/20/2021	Barclays Bank plc	2.328%	5,000,000	(545,189)	(295,327)	(249,862)
China Government International Bond 4.750%, due 10/29/2013	1.000%	03/20/2015	Deutsche Bank AG	1.708%	15,000,000	(354,217)	85,576	(439,793)
China Government International Bond 4.750%, due 10/29/2013	1.000%	03/20/2016	Barclays Bank plc	1.877%	1,200,000	(44,329)	14,340	(58,669)
China Government International Bond 4.750%, due 10/29/2013	1.000%	03/20/2016	BNP Paribas Securities Services	1.877%	600,000	(22,165)	7,258	(29,423)
China Government International Bond 4.750% due 10/29/2013	1.000%	06/20/2016	Citibank N.A.	1.918%	13,400,000	(543,901)	141,012	(684,913)
China Government International Bond 4.750% due 10/29/2013	1.000%	06/20/2016	Deutsche Bank AG	1.918%	3,600,000	(146,123)	34,343	(180,466)
China Government International Bond 4.750% due 10/29/2013	1.000%	06/20/2016	JPMorgan Chase Bank N.A.	1.918%	11,700,000	(474,899)	125,946	(600,845)
China Government International Bond 4.750% due 10/29/2013	1.000%	09/20/2016	Deutsche Bank AG	1.954%	2,200,000	(97,194)	12,154	(109,348)
China Government International Bond 4.750%, due 10/29/2013	1.000%	09/20/2016	Goldman Sachs & Co.	1.954%	800,000	(35,343)	4,287	(39,630)

MIST-273

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Swap Agreements—(Continued)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2011 (b)	Notional Amount (c)	Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
China Government International Bond 4.750% due 10/29/2013	1.000%	09/20/2016	JPMorgan Chase Bank N.A.	1.954%	6,400,000	$(282,747)	$38,707	$(321,454)
China Government International Bond 4.750% due 10/29/2013	1.000%	09/20/2016	Morgan Stanley & Co., Inc.	1.954%	2,400,000	(106,030)	12,238	(118,268)
China Government International Bond 4.750% due 10/29/2013	1.000%	09/20/2016	UBS AG	1.954%	700,000	(30,925)	3,634	(34,559)
Egypt Government International Bond 5.750%, due 04/29/2020	1.000%	03/20/2016	Deutsche Bank AG	4.574%	18,400,000	(2,590,262)	(1,946,383)	(643,879)
Egypt Government International Bond 5.750%, due 04/29/2020	1.000%	03/20/2016	JPMorgan Chase Bank N.A.	4.574%	3,600,000	(506,790)	(443,014)	(63,776)
General Electric Capital Corp. 5.625%, due 09/15/2017	6.950%	03/20/2013	Citibank N.A.	2.673%	375,000	23,091	—	23,091
General Electric Capital Corp 5.625%, due 09/15/2017	4.000%	12/20/2013	Citibank N.A.	2.882%	3,600,000	85,771	—	85,771
General Electric Capital Corp. 5.625%, due 09/15/2017	4.000%	12/20/2013	Citibank N.A.	2.882%	20,800,000	495,565	—	495,565
General Electric Capital Corp. 5.625%, due 09/15/2017	4.200%	12/20/2013	Citibank N.A.	2.882%	21,900,000	615,115	—	615,115
General Electric Capital Corp. 5.625%, due 09/15/2017	4.325%	12/20/2013	Citibank N.A.	2.882%	10,200,000	313,663	—	313,663
General Electric Capital Corp. 5.625%, due 9/15/2017	4.850%	12/20/2013	Citibank N.A.	2.882%	9,100,000	381,651	—	381,651
General Electric Capital Corp. 5.625%, due 09/15/2017	4.875%	12/20/2013	Citibank N.A.	2.882%	3,100,000	131,664	—	131,664
General Electric Capital Corp. 5.625%, due 09/15/2017	1.000%	12/20/2015	Morgan Stanley & Co., Inc.	3.003%	13,500,000	(1,031,158)	(264,491)	(766,667)
Government of France 4.250%, due 04/25/2019	0.250%	03/20/2016	Deutsche Bank AG	1.755%	7,200,000	(455,822)	(291,432)	(164,390)
Government of France 4.250%, due 04/25/2019	0.250%	03/20/2016	Morgan Stanley & Co., Inc.	1.755%	1,600,000	(101,294)	(54,485)	(46,809)
Government of France 4.250%, due 04/25/2019	0.250%	03/20/2016	UBS AG	1.755%	2,500,000	(158,272)	(101,149)	(57,123)
Government of France 4.250% due 04/25/2019	0.250%	06/20/2016	Goldman Sachs & Co.	1.792%	26,100,000	(1,777,844)	(681,657)	(1,096,187)
Government of France 4.250%, due 04/25/2019	0.250%	09/20/2016	Barclays Bank plc	1.825%	2,900,000	(211,251)	(177,319)	(33,932)
Government of France 4.250%, due 04/25/2019	0.250%	09/20/2016	Goldman Sachs & Co.	1.825%	3,700,000	(269,527)	(187,727)	(81,800)
Government of France 4.250%, due 04/25/2019	0.250%	09/20/2015	UBS AG	1.682%	1,400,000	(75,797)	(37,101)	(38,696)
Government of France 4.250%, due 04/25/2019	0.250%	09/20/2016	Morgan Stanley & Co., Inc.	1.825%	3,600,000	(262,243)	(169,990)	(92,253)
Government of France 4.250%, due 04/25/2019	0.250%	09/20/2016	UBS AG	1.825%	600,000	(43,707)	(31,822)	(11,885)
Government of South Korea 4.875% due 09/22/2014	1.000%	06/20/2016	Deutsche Bank AG	2.109%	3,100,000	(150,738)	1,476	(152,214)
Government of South Korea 4.875% due 09/22/2014	1.000%	06/20/2016	Deutsche Bank AG	2.109%	2,000,000	(97,250)	1,429	(98,679)
Government of South Korea 4.875%, due 09/22/2014	1.000%	09/20/2016	UBS AG	2.148%	8,100,000	(426,732)	—	(426,732)
Japanese Government Bond 2.000%, due 03/21/2022	1.000%	12/20/2015	Goldman Sachs & Co.	1.312%	6,700,000	(84,844)	163,889	(248,733)
Japanese Government Bond 2.000%, due 03/21/2022	1.000%	03/20/2016	JPMorgan Chase Bank N.A.	1.354%	4,300,000	(65,299)	37,798	(103,097)

MIST-274

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Swap Agreements—(Continued)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2011 (b)	Notional Amount (c)	Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Mexico Government International Bond 7.500%, due 04/08/2033	1.000%	03/20/2015	Citibank N.A.	1.686%	4,300,000	$(99,246)	$(98,727)	$(519)
Mexico Government International Bond 7.500%, due 04/08/2033	1.000%	03/20/2015	Deutsche Bank AG	1.686%	6,400,000	(147,715)	(146,943)	(772)
Mexico Government International Bond 7.500%, due 04/08/2033	1.000%	09/20/2015	Citibank N.A.	1.786%	1,900,000	(57,019)	(28,651)	(28,368)
Mexico Government International Bond 7.500%, due 04/08/2033	1.000%	09/20/2015	UBS AG	1.786%	600,000	(18,006)	(8,488)	(9,518)
Mexico Government International Bond 7.500%, due 04/08/2033	1.000%	03/20/2021	Barclays Bank plc	2.300%	24,600,000	(2,526,627)	(1,177,460)	(1,349,167)
Mexico Government International Bond 7.500%, due 04/08/2033	1.000%	03/20/2016	Barclays Bank plc	1.880%	31,800,000	(1,189,412)	(244,359)	(945,053)
Mexico Government International Bond 7.500%, due 04/08/2033	1.000%	03/20/2016	Deutsche Bank AG	1.880%	20,600,000	(770,500)	(151,130)	(619,370)
Mexico Government International Bond 7.500% due 04/08/2033	1.000%	06/20/2016	Citibank N.A.	1.928%	10,000,000	(414,160)	(21,564)	(392,596)
Mexico Government International Bond 7.500%, due 04/08/2033	1.000%	09/20/2016	Goldman Sachs & Co.	1.970%	4,600,000	(208,688)	(21,933)	(186,755)
Mexico Government International Bond 7.500%, due 04/08/2033	1.000%	09/20/2016	Morgan Stanley & Co., Inc.	1.970%	9,400,000	(426,450)	(40,540)	(385,910)
Mexico Government International Bond 7.500%, due 04/08/2033	1.000%	09/20/2016	UBS AG	1.970%	4,100,000	(186,005)	(17,990)	(168,015)
Morgan Stanely 6.600%, due 04/01/2012	1.000%	09/20/2012	Barclays Bank plc	5.429%	800,000	(33,386)	(15,738)	(17,648)
Republic of Indonesia 6.750%, due 03/10/2014	1.000%	09/20/2015	Citibank N.A.	2.721%	1,400,000	(89,005)	(31,728)	(57,277)
Republic of Indonesia 7.250% due 04/20/2015	1.000%	06/20/2016	Barclays Bank plc	2.914%	5,000,000	(410,662)	(78,629)	(332,033)
Republic of Indonesia 7.250% due 04/20/2015	1.000%	06/20/2016	Barclays Bank plc	2.914%	5,600,000	(459,942)	(89,360)	(370,582)
Republic of Indonesia 6.750% due 03/10/2014	1.000%	06/20/2016	Citibank N.A.	2.914%	4,200,000	(344,956)	(77,852)	(267,104)
Republic of Indonesia 6.750% due 03/10/2014	1.000%	06/20/2016	Citibank N.A.	2.914%	1,700,000	(139,625)	(32,306)	(107,319)
Republic of Indonesia 7.250%, due 04/20/2015	1.000%	09/20/2016	Morgan Stanley & Co., Inc.	2.969%	5,900,000	(520,907)	(87,543)	(433,364)
Republic of Indonesia 7.250%, due 04/20/2015	1.000%	09/20/2016	UBS AG	2.969%	2,600,000	(229,552)	(41,034)	(188,518)
Republic of Indonesia 7.250% due 04/20/2015	1.000%	06/20/2021	Citibank N.A.	3.372%	3,400,000	(595,948)	(243,711)	(352,237)
Republic of Indonesia 6.750% due 03/10/2014	1.000%	06/20/2021	UBS AG	3.372%	1,700,000	(297,974)	(124,288)	(173,686)
Republic of Italy 6.875%, due 09/27/2023	1.000%	03/20/2016	Barclays Bank plc	4.679%	4,000,000	(554,965)	(155,679)	(399,286)
Republic of Italy 6.875%, due 09/27/2023	1.000%	03/20/2016	Barclays Bank plc	4.679%	8,300,000	(1,151,553)	(271,979)	(879,574)
Republic of Italy 6.875%, due 09/27/2023	1.000%	03/20/2016	Goldman Sachs & Co.	4.679%	1,300,000	(180,364)	(50,014)	(130,350)
Republic of Italy 6.875%, due 09/27/2023	1.000%	03/20/2016	Goldman Sachs & Co.	4.679%	20,600,000	(2,858,071)	(746,548)	(2,111,523)
Republic of Italy 6.875%, due 09/27/2023	1.000%	03/20/2016	Goldman Sachs & Co.	4.679%	24,500,000	(3,399,162)	(813,650)	(2,585,512)
Republic of Italy 6.875% due 09/27/2023	1.000%	06/20/2016	Deutsche Bank AG	4.686%	7,900,000	(1,146,889)	(203,582)	(943,307)

MIST-275

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Swap Agreements—(Continued)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2011 (b)	Notional Amount (c)	Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Republic of Italy 6.875% due 09/27/2023	1.000%	06/20/2016	Goldman Sachs & Co.	4.686%	3,000,000	$(435,527)	$(59,111)	$(376,416)
Republic of Kazakhstan	1.000%	03/20/2016	Citibank N.A.	N/A	1,200,000	(107,390)	(34,632)	(72,758)
Republic of Kazakhstan	1.000%	03/20/2016	Deutsche Bank AG	N/A	1,200,000	(107,390)	(36,299)	(71,091)
Spanish Government Bond 5.500%, due 07/30/2017	1.000%	03/20/2016	Goldman Sachs & Co.	3.790%	26,400,000	(2,858,602)	(1,632,936)	(1,225,666)
Spanish Government Bond 5.500%, due 07/30/2017	1.000%	03/20/2016	Goldman Sachs & Co.	3.790%	2,800,000	(303,185)	(186,074)	(117,111)
Spanish Government Bond 5.500%, due 07/30/2017	1.000%	03/20/2016	Goldman Sachs & Co.	3.790%	15,300,000	(1,656,690)	(929,289)	(727,401)
Spanish Government Bond 5.500%, due 07/30/2017	1.000%	03/20/2016	Morgan Stanley & Co., Inc.	3.790%	8,200,000	(887,899)	(494,613)	(393,286)
Spanish Government Bond 5.500% due 07/30/2017	1.000%	06/20/2016	Citibank N.A.	3.799%	10,500,000	(1,193,208)	(727,340)	(465,868)
United Kingdom Gilt 4.250%, due 06/07/2032	1.000%	03/20/2015	JPMorgan Chase Bank N.A.	0.722%	2,900,000	27,529	12,266	15,263
United Kingdom Gilt 4.250%, due 06/07/2032	1.000%	03/20/2015	JPMorgan Chase Bank N.A.	0.722%	1,500,000	14,239	7,052	7,187
United Kingdom Gilt 4.250%, due 06/07/2032	1.000%	06/20/2015	Goldman Sachs & Co.	0.757%	35,400,000	313,948	327,080	(13,132)
United Kingdom Gilt 4.250%, due 06/07/2032	1.000%	12/20/2015	Goldman Sachs & Co.	0.814%	2,400,000	18,347	55,666	(37,319)
United Kingdom Gilt 4.250%, due 06/07/2032	1.000%	03/20/2016	Credit Suisse Group AG	0.850%	2,500,000	16,226	48,244	(32,018)
United Kingdom Gilt 4.250% due 06/07/2032	1.000%	06/20/2016	UBS AG	0.883%	5,500,000	29,356	95,155	(65,799)
U.S. Treasury Note 4.875%, due 08/15/2016	0.250%	09/20/2015	UBS AG	0.430%	31,800,000	(297,084)	(477,132)	180,048
U.S. Treasury Note 4.875%, due 08/15/2016	0.250%	03/20/2016	BNP Paribas Securities Services	0.464%	21,500,000	(265,710)	(303,267)	37,557

Total						$(41,808,617)	$(14,893,678)	$(26,914,939)

Credit Default Swaps on Credit Indices—Sell Protection (d)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2011 (b)	Notional Amount (c)	Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Markit CDX Emerging Markets Index, Series 12	5.000%	12/20/2014	Deutsche Bank AG	3.405%	4,400,000	$210,828	$439,300	$(228,472)
Markit CDX Emerging Markets Index, Series 13	5.000%	06/20/2015	Barclays Bank plc	3.423%	62,900,000	3,390,384	7,847,300	(4,456,916)
Markit CDX Emerging Markets Index, Series 13	5.000%	06/20/2015	Deutsche Bank AG	3.423%	40,900,000	2,204,558	5,209,850	(3,005,292)
Markit CDX Emerging Markets Index, Series 13	5.000%	06/20/2015	JPMorgan Chase Bank N.A.	3.423%	29,900,000	1,611,645	3,609,900	(1,998,255)
Markit CDX Emerging Markets Index, Series 13	5.000%	06/20/2015	Morgan Stanley & Co., Inc.	3.423%	11,300,000	609,083	1,326,150	(717,067)
Markit CDX Emerging Markets Index, Series 14	5.000%	12/20/2015	Barclays Bank plc	3.448%	17,900,000	1,061,888	2,422,750	(1,360,862)
Markit CDX Emerging Markets Index, Series 14	5.000%	12/20/2015	Citibank N.A.	3.448%	6,000,000	355,940	830,100	(474,160)
Markit CDX Emerging Markets Index, Series 14	5.000%	12/20/2015	Deutsche Bank AG	3.448%	13,700,000	812,730	1,704,150	(891,420)
Markit CDX Emerging Markets Index, Series 14	5.000%	12/20/2015	JPMorgan Chase Bank N.A.	3.448%	1,200,000	71,188	158,400	(87,212)
Markit CDX Emerging Markets Index, Series 14	5.000%	12/20/2015	Morgan Stanley & Co., Inc.	3.448%	5,000,000	296,617	650,000	(353,383)
Markit CDX Emerging Markets Index, Series 14	5.000%	12/20/2015	UBS AG	3.448%	2,200,000	130,511	304,700	(174,189)
Markit CDX Emerging Markets Index, Series 15	5.000%	06/20/2016	Barclays Bank plc	3.576%	9,600,000	573,911	1,214,400	(640,489)

MIST-276

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Credit Default Swaps on Credit Indices—Sell Protection (d) (Continued)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2011 (b)	Notional Amount (c)	Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Markit CDX Emerging Markets Index, Series 15	5.000%	06/20/2016	Deutsche Bank AG	3.576%	3,400,000	$203,260	$460,700	$(257,440)
Markit CDX Emerging Markets Index, Series 15	5.000%	06/20/2016	JPMorgan Chase Bank N.A.	3.576%	5,300,000	316,847	699,600	(382,753)
Markit CDX North America Investment Grade Index, Series 9	0.553%	12/20/2017	JPMorgan Chase Bank N.A.	0.472%	1,928,998	9,008	—	9,008
Markit CDX North America Investment Grade Index, Series 10	0.463%	06/20/2013	Goldman Sachs & Co.	0.072%	6,172,793	41,431	—	41,431
Markit CDX North America Investment Grade Index, Series 16	1.000%	06/20/2016	BNP Paribas Securities Services	1.357%	298,600,000	(4,742,189)	991,754	(5,733,943)
Markit CDX North America Investment Grade Index, Series 16	1.000%	06/20/2016	Credit Suisse Group AG	1.357%	188,300,000	(2,990,469)	(164,787)	(2,825,682)
Markit CDX North America Investment Grade Index, Series 16	1.000%	06/20/2016	Deutsche Bank AG	1.357%	15,600,000	(247,750)	74,990	(322,740)
Markit CDX North America Investment Grade Index, Series 16	1.000%	06/20/2016	Morgan Stanley & Co., Inc.	1.357%	4,700,000	(74,643)	22,877	(97,520)

Total						$3,844,778	$27,802,134	$(23,957,356)

AUD—	Australian Dollar
BRL—	Brazilian Real
EUR—	Euro
GBP—	British Pound
MXN—	Mexican Peso
USD—	United States Dollar
N/A—	Not Applicable
(a)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(d)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Reverse Repurchase Agreements

Counterparty	Interest Rate	Settlement Date	Maturity Date	Par Value		Net Closing Amount
Citibank N.A.	0.10%	09/14/2011	10/07/2011	USD	131,516,875	$131,516,875
Citibank N.A.	0.19%	09/30/2011	10/14/2011	USD	226,760,500	226,760,500
Citibank N.A.	0.19%	09/26/2011	10/17/2011	USD	177,196,250	177,196,250
RBC Capital Markets LLC	0.15%	09/27/2011	10/18/2011	USD	105,283,750	105,283,750

Total						$640,757,375

USD—	United States Dollar

MIST-277

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the period ended September 30, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2011:

Description	Level 1	Level 2	Level 3	Total
U.S. Treasury & Government Agencies
Agency Sponsored Mortgage-Backed	$—	$3,390,925,298	$1,603,853	$3,392,529,151
Federal Agencies	—	108,380,621	—	108,380,621
U.S. Treasury	—	2,157,827,382	—	2,157,827,382
Total U.S. Treasury & Government Agencies	—	5,657,133,301	1,603,853	5,658,737,154
Total Foreign Bonds & Debt Securities*	—	3,553,109,649	—	3,553,109,649
Total Domestic Bonds & Debt Securities*	—	1,377,566,043	—	1,377,566,043
Mortgage-Backed Securities
Collateralized-Mortgage Obligation	—	293,454,148	2,375	293,456,523
Commercial Mortgage-Backed Securities	—	151,494,090	—	151,494,090
Total Mortgage-Backed Securities	—	444,948,238	2,375	444,950,613
Municipals	—	346,347,982	—	346,347,982
Total Asset-Backed Securities*	—	187,377,821	—	187,377,821
Convertible Preferred Stocks
Commercial Banks	55,733,593	—	—	55,733,593
Energy Equipment & Services	—	44,209,750	—	44,209,750
Total Convertible Preferred Stocks	55,733,593	44,209,750	—	99,943,343
Total Preferred Stocks*	—	81,062,750	—	81,062,750
Total Loan Participation*	—	26,749,175	—	26,749,175
Total Short-Term Investments*	—	345,362,096	—	345,362,096
Total Investments	$55,733,593	$12,063,866,805	$1,606,228	$12,121,206,626

Reverse Repurchase Agreements	$—	$640,757,375	$—	$640,757,375

Forward Contracts**
Forward Foreign Currency Exchange Contracts to Buy Appreciation	$—	$1,575,375	$—	$1,575,375
Forward Foreign Currency Exchange Contracts to Buy (Depreciation)	—	(57,945,909)	—	(57,945,909)
Forward Foreign Currency Exchange Contracts to Sell Appreciation	—	40,019,479	—	40,019,479
Forward Foreign Currency Exchange Contracts to Sell (Depreciation)	—	(38,302,940)	—	(38,302,940)
Total Forward Contracts	$—	$(54,653,995)	$—	$(54,653,995)

Futures Contracts**
Futures Contracts Long Appreciation	$49,075,715	$—	$—	$49,075,715
Futures Contracts Long (Depreciation)	(378,041)	—	—	(378,041)
Total Forward Contracts	$48,697,674	$—	$—	$48,697,674

Forward Sales Commitments	$—	$(270,064,880)	$—	$(270,064,880)

MIST-278

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

FAIR VALUE HIERARCHY—(Continued)

Description	Level 1	Level 2	Level 3	Total
Written Options**
Inflation Floor Options	$—	$(398,978)	$—	$(398,978)
Straddle Options	—	(4,831,568)	—	(4,831,568)
Interest Rate Swaps	—	(4,671,393)	—	(4,671,393)
Credit Default Options on Credit Indices	—	(1,173,043)	—	(1,173,043)
Options on Exchange-Traded Futures Contracts Options	—	(282,625)	—	(282,625)
Total Written Options	$—	$(11,357,607)	$—	$(11,357,607)

Swap Contracts**
Credit Default Swap Buy Protection Appreciation	$—	$2,606,413	$—	$2,606,413
Credit Default Swap Buy Protection (Depreciation)	—	(168,170)	—	(168,170)
Credit Default Swap Sell Protection Appreciation	—	2,352,079	—	2,352,079
Credit Default Swap Sell Protection (Depreciation)	—	(53,224,374)	—	(53,224,374)
Interest Rate Swap Appreciation	—	61,868,109	—	61,868,109
Interest Rate Swap (Depreciation)	—	(66,308,509)	—	(66,308,509)
Total Swap Contracts	$—	$(52,874,452)	$—	$(52,874,452)

*	See Schedule of Investments for additional detailed categorizations.
**	Derivative instruments such as forwards, futures contracts and swap contracts are valued on the unrealized appreciation/depreciation on the instrument. Written options are presented at value.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2010	Realized Gain	Change in Unrealized Appreciation	Net Purchases	Net Sales	Balance as of September 30, 2011	Change in Unrealized Appreciation for Investments Still Held at September 30, 2011
Mortgage-Backed Securities	$179,832	$21	$(175,472)	$—	$(2,006)	$2,375	$23
U.S. Treasury & Government Agencies	—	—	2,603	1,601,250	—	1,603,853	2,603

Total	$179,832	$21	$(172,869)	$1,601,250	$(2,006)	$1,606,228	$2,626

MIST-279

Met Investors Series Trust

Pioneer Fund Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stocks—97.5% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.6%
General Dynamics Corp.	120,563	$6,858,829
Lockheed Martin Corp. (a)	59,031	4,288,012
United Technologies Corp.	117,013	8,233,035

		19,379,876

Auto Components—2.7%
Autoliv, Inc.	29,386	1,425,221
BorgWarner, Inc.* (a)	93,021	5,630,561
Johnson Controls, Inc.	489,481	12,907,614

		19,963,396

Automobiles—0.9%
Ford Motor Co.*	658,140	6,364,214

Biotechnology—0.7%
Amgen, Inc.	92,259	5,069,632

Capital Markets—4.4%
Bank of New York Mellon Corp.	249,203	4,632,684
Franklin Resources, Inc.	85,867	8,212,320
Northern Trust Corp.	140,758	4,923,715
State Street Corp.	197,842	6,362,598
T. Rowe Price Group, Inc. (a)	183,304	8,756,432

		32,887,749

Chemicals—2.5%
Airgas, Inc. (a)	103,138	6,582,267
E.I. du Pont de Nemours & Co.	137,438	5,493,397
Ecolab, Inc. (a)	99,694	4,874,040
Mosaic Co. (The)	36,265	1,775,897

		18,725,601

Commercial Banks—3.0%
Comerica, Inc.	148,975	3,421,956
KeyCorp.	382,664	2,269,198
PNC Financial Services Group, Inc.	122,545	5,905,444
U.S. Bancorp.	282,549	6,651,203
Wells Fargo & Co.	162,578	3,921,381

		22,169,182

Communications Equipment—1.8%
Cisco Systems, Inc.	261,642	4,052,834
Juniper Networks, Inc.*	241,258	4,164,113
Motorola Solutions, Inc.	45,230	1,895,137
QUALCOMM, Inc.	61,966	3,013,407

		13,125,491

Computers & Peripherals—0.9%
Hewlett-Packard Co.	209,605	4,705,632
NetApp, Inc.*	57,781	1,961,087

		6,666,719

Consumer Finance—1.0%
American Express Co.	83,819	3,763,473
Discover Financial Services	145,160	3,329,971

		7,093,444

Security Description	Shares	Value

Diversified Financial Services—1.0%
CME Group, Inc. - Class A	13,216	$3,256,422
IntercontinentalExchange, Inc.*	14,849	1,756,043
JPMorgan Chase & Co.	89,747	2,703,180

		7,715,645

Diversified Telecommunication Services—1.7%
AT&T, Inc.	289,916	8,268,404
Verizon Communications, Inc.	127,665	4,698,072

		12,966,476

Electric Utilities—0.7%
Southern Co.	126,490	5,359,381

Electrical Equipment—1.3%
Emerson Electric Co.	139,732	5,772,329
Rockwell Automation, Inc.	71,231	3,988,936

		9,761,265

Energy Equipment & Services—2.1%
Cameron International Corp.*	42,528	1,766,613
Ensco plc (ADR)	100,061	4,045,466
Helmerich & Payne, Inc. (a)	45,591	1,850,995
McDermott International, Inc.* (a)	139,213	1,497,932
Schlumberger, Ltd.	104,750	6,256,717

		15,417,723

Food & Staples Retailing—3.0%
Sysco Corp. (a)	221,199	5,729,054
Wal-Mart Stores, Inc.	82,466	4,279,985
Walgreen Co.	365,402	12,018,072

		22,027,111

Food Products—5.1%
General Mills, Inc.	214,062	8,234,965
H.J. Heinz Co. (a)	192,515	9,718,157
Hershey Co. (The)	243,565	14,428,791
Kraft Foods, Inc. - Class A	166,467	5,589,962

		37,971,875

Health Care Equipment & Supplies—7.3%
Baxter International, Inc.	114,167	6,409,335
Becton, Dickinson & Co.	197,420	14,474,834
C.R. Bard, Inc.	120,231	10,525,022
Covidien plc	68,858	3,036,638
Medtronic, Inc.	80,975	2,691,609
Smith & Nephew plc	18,527	166,878
Smith & Nephew plc (ADR) (a)	112,110	5,010,196
St. Jude Medical, Inc.	194,663	7,044,854
Stryker Corp. (a)	98,366	4,635,990

		53,995,356

Health Care Providers & Services—1.2%
Cardinal Health, Inc.	70,536	2,954,048
Medco Health Solutions, Inc.*	48,185	2,259,395
UnitedHealth Group, Inc.	79,488	3,665,986

		8,879,429

MIST-280

Met Investors Series Trust

Pioneer Fund Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Hotels, Restaurants & Leisure—0.2%
Yum! Brands, Inc.	35,659	$1,761,198

Household Products—2.3%
Clorox Co. (The) (a)	38,592	2,559,808
Colgate-Palmolive Co.	162,871	14,443,400

		17,003,208

Industrial Conglomerates—1.4%
3M Co.	81,015	5,816,067
General Electric Co.	300,513	4,579,818

		10,395,885

Insurance—2.9%
Chubb Corp. (The)	299,227	17,950,628
Travelers Cos., Inc. (The)	80,707	3,932,852

		21,883,480

Internet Software & Services—0.4%
eBay, Inc.*	98,390	2,901,521

IT Services—2.9%
Automatic Data Processing, Inc.	146,507	6,907,805
DST Systems, Inc.	97,265	4,263,125
Fiserv, Inc.*	69,080	3,507,192
International Business Machines Corp.	39,634	6,937,139

		21,615,261

Machinery—4.0%
Caterpillar, Inc.	76,625	5,657,990
Deere & Co.	115,268	7,442,855
Illinois Tool Works, Inc. (a)	54,543	2,268,989
PACCAR, Inc.	360,871	12,204,657
Parker Hannifin Corp.	40,555	2,560,237

		30,134,728

Media—4.0%
CBS Corp. - Class B	258,503	5,268,291
John Wiley & Sons, Inc. - Class A	10,948	486,310
McGraw-Hill Cos., Inc. (The)	257,028	10,538,148
Pearson plc	362,107	6,385,446
Scripps Networks Interactive - Class A (a)	189,997	7,062,189

		29,740,384

Metals & Mining—3.0%
Alcoa, Inc. (a)	402,324	3,850,241
Freeport-McMoRan Copper & Gold, Inc.	162,746	4,955,616
Rio Tinto plc	9,872	436,806
Rio Tinto plc (ADR)	301,414	13,286,329

		22,528,992

Multi-Utilities—0.6%
Public Service Enterprise Group, Inc.	122,709	4,094,799

Multiline Retail—3.8%
Kohl’s Corp. (a)	81,110	3,982,501
Macy’s, Inc.	131,572	3,462,975

Security Description	Shares	Value

Multiline Retail—(Continued)
Nordstrom, Inc. (a)	150,843	$6,890,508
Target Corp.	287,518	14,099,883

		28,435,867

Office Electronics—1.4%
Canon, Inc. (ADR)	235,298	10,649,588

Oil, Gas & Consumable Fuels—9.3%
Apache Corp.	139,963	11,230,631
Chevron Corp.	240,752	22,274,375
ConocoPhillips Co.	148,350	9,393,522
CONSOL Energy, Inc.	53,449	1,813,525
Devon Energy Corp.	62,932	3,488,950
Exxon Mobil Corp.	126,189	9,165,107
Hess Corp.	104,720	5,493,611
Marathon Oil Corp.	190,135	4,103,113
Marathon Petroleum Corp.	95,067	2,572,513

		69,535,347

Personal Products—0.8%
Estee Lauder Cos., Inc. (The) - Class A	71,310	6,263,870

Pharmaceuticals—3.9%
Abbott Laboratories	200,595	10,258,428
Eli Lilly & Co.	106,254	3,928,211
Hospira, Inc.*	93,945	3,475,965
Merck & Co., Inc.	101,999	3,336,387
Pfizer, Inc.	354,617	6,269,629
Teva Pharmaceutical Industries, Ltd. (ADR)	54,656	2,034,296

		29,302,916

Road & Rail—4.4%
Canadian National Railway Co.	156,220	10,401,128
Norfolk Southern Corp.	365,725	22,316,539

		32,717,667

Semiconductors & Semiconductor Equipment—4.5%
Altera Corp.	98,029	3,090,854
Analog Devices, Inc.	224,562	7,017,563
Applied Materials, Inc.	381,238	3,945,813
ASML Holding N.V.	120,871	4,174,884
Intel Corp.	336,577	7,179,188
Texas Instruments, Inc.	302,648	8,065,569

		33,473,871

Software—1.8%
Adobe Systems, Inc.*	155,158	3,750,169
Microsoft Corp.	160,743	4,000,893
Oracle Corp.	56,996	1,638,065
Symantec Corp.*	231,529	3,773,923

		13,163,050

Specialty Retail—0.8%
Lowe’s Cos., Inc.	292,974	5,666,117

MIST-281

Met Investors Series Trust

Pioneer Fund Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/Par Amount	Value

Textiles, Apparel & Luxury Goods—1.2%
Coach, Inc.	175,028	$9,071,701

Total Common Stocks (Cost $663,046,598)		725,879,015

Short-Term Investments—11.6%

Mutual Funds—9.2%
State Street Navigator Securities Lending Prime Portfolio (b)	68,578,081	68,578,081

Repurchase Agreement—2.4%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/11 at 0.010% to be repurchased at $18,173,015 on 10/03/11, collateralized by $18,220,000 Federal Natioal Mortgage Association at 1.125% due 06/27/14 with a value of $18,538,850.	$18,173,000	18,173,000

Total Short-Term Investments (Cost $86,751,081)		86,751,081

Total Investments—109.1% (Cost $749,797,679#)		812,630,096
Other assets and liabilities (net)—(9.1)%		(67,854,627)

Net Assets—100.0%		$744,775,469

*	Non-income producing security.
#	As of September 30, 2011, the aggregate cost of investments for federal income tax purposes was $749,797,679. The aggregate unrealized appreciation and depreciation of investments were $97,843,731 and $(35,011,314), respectively, resulting in net unrealized appreciation of $62,832,417 for federal income tax purposes.
(a)	All or a portion of the security was on loan. As of September 30, 2011, the market value of securities loaned was $65,323,598 and the collateral received consisted of cash in the amount of $68,578,081. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Represents investment of cash collateral received from securities lending transactions.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

MIST-282

Met Investors Series Trust

Pioneer Fund Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the period ended September 30, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2011:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$19,379,876	$—	$—	$19,379,876
Auto Components	19,963,396	—	—	19,963,396
Automobiles	6,364,214	—	—	6,364,214
Biotechnology	5,069,632	—	—	5,069,632
Capital Markets	32,887,749	—	—	32,887,749
Chemicals	18,725,601	—	—	18,725,601
Commercial Banks	22,169,182	—	—	22,169,182
Communications Equipment	13,125,491	—	—	13,125,491
Computers & Peripherals	6,666,719	—	—	6,666,719
Consumer Finance	7,093,444	—	—	7,093,444
Diversified Financial Services	7,715,645	—	—	7,715,645
Diversified Telecommunication Services	12,966,476	—	—	12,966,476
Electric Utilities	5,359,381	—	—	5,359,381
Electrical Equipment	9,761,265	—	—	9,761,265
Energy Equipment & Services	15,417,723	—	—	15,417,723
Food & Staples Retailing	22,027,111	—	—	22,027,111
Food Products	37,971,875	—	—	37,971,875
Health Care Equipment & Supplies	53,828,478	166,878	—	53,995,356
Health Care Providers & Services	8,879,429	—	—	8,879,429
Hotels, Restaurants & Leisure	1,761,198	—	—	1,761,198
Household Products	17,003,208	—	—	17,003,208
Industrial Conglomerates	10,395,885	—	—	10,395,885
Insurance	21,883,480	—	—	21,883,480
Internet Software & Services	2,901,521	—	—	2,901,521
IT Services	21,615,261	—	—	21,615,261
Machinery	30,134,728	—	—	30,134,728
Media	23,354,938	6,385,446	—	29,740,384
Metals & Mining	22,092,186	436,806	—	22,528,992
Multi-Utilities	4,094,799	—	—	4,094,799
Multiline Retail	28,435,867	—	—	28,435,867
Office Electronics	10,649,588	—	—	10,649,588
Oil, Gas & Consumable Fuels	69,535,347	—	—	69,535,347
Personal Products	6,263,870	—	—	6,263,870
Pharmaceuticals	29,302,916	—	—	29,302,916
Road & Rail	32,717,667	—	—	32,717,667
Semiconductors & Semiconductor Equipment	33,473,871	—	—	33,473,871
Software	13,163,050	—	—	13,163,050
Specialty Retail	5,666,117	—	—	5,666,117
Textiles, Apparel & Luxury Goods	9,071,701	—	—	9,071,701
Total Common Stocks	718,889,885	6,989,130	—	725,879,015

MIST-283

Met Investors Series Trust

Pioneer Fund Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

FAIR VALUE HIERARCHY—(Continued)

Description	Level 1	Level 2	Level 3	Total
Short-Term Investments
Mutual Funds	$68,578,081	$—	$—	$68,578,081
Repurchase Agreement	—	18,173,000	—	18,173,000
Total Short-Term Investments	68,578,081	18,173,000	—	86,751,081
Total Investments	$787,467,966	$25,162,130	$—	$812,630,096

MIST-284

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Domestic Bonds & Debt Securities—24.3% of Net Assets

Security Description	Par Amount	Value

Aerospace & Defense—0.1%
DigitalGlobe, Inc. 10.500%, 05/01/14	$110,000	$122,100
GeoEye, Inc. 9.625%, 10/01/15 (a)	600,000	657,000

		779,100

Airlines—0.2%
American Airlines Pass-Through Trust Series 2011-2 Class A 8.625%, 10/15/21	1,325,000	1,320,859
Continental Airlines, Inc. Series 971B 7.461%, 04/01/13	40,046	39,896
Delta Air Lines, Inc. Series 2002-1 Class C 7.779%, 01/02/12	13,575	13,626
Series 2010 Class 2A 4.950%, 05/23/19	640,691	636,687

		2,011,068

Auto Components—0.0%
Lear Corp. 8.750%, 12/01/16 (a)	2,192,000	0

Beverages—0.2%
Anheuser-Busch InBev Worldwide, Inc. 7.750%, 01/15/19	1,254,000	1,630,931

Building Products—0.3%
Masco Corp. 7.125%, 03/15/20 (a)	2,230,000	2,174,250
USG Corp. 8.375%, 10/15/18 (144A)	415,000	348,600

		2,522,850

Capital Markets—1.8%
Goldman Sachs Capital II 5.793%, 06/01/43 (a) (b)	5,300,000	3,312,500
GTP Acquisitions Partners I LLC 7.628%, 06/15/16 (144A)	1,800,000	1,773,000
Janus Capital Group, Inc. 6.700%, 06/15/17	360,000	373,313
Jefferies Group, Inc. 5.125%, 04/13/18	1,125,000	1,054,996
6.875%, 04/15/21	1,625,000	1,690,782
Merrill Lynch & Co., Inc. Series C 5.450%, 02/05/13	1,097,000	1,087,501
Morgan Stanley 5.500%, 01/26/20 (a)	1,100,000	1,011,355
Series F 6.625%, 04/01/18	2,054,000	2,040,345
State Street Capital Trust III 5.337%, 01/29/49 (a) (b)	3,570,000	3,572,320
TD Ameritrade Holding Corp. 5.600%, 12/01/19 (a)	500,000	540,605

		16,456,717

Security Description	Par Amount	Value

Chemicals—0.5%
Cytec Industries, Inc. 8.950%, 07/01/17	$1,060,000	$1,342,569
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC
8.875%, 02/01/18	1,250,000	1,037,500
9.000%, 11/15/20	655,000	483,063
Momentive Performance Materials, Inc. 9.000%, 01/15/21	250,000	172,500
Rain CII Carbon LLC 8.000%, 12/01/18 (144A)	1,275,000	1,268,625

		4,304,257

Commercial Banks—2.3%
CoBank AB 7.875%, 04/16/18 (144A)	385,000	463,782
International Bank for Reconstruction & Development (The)
3.250%, 04/14/14 (NOK)	30,000,000	5,296,922
KeyBank N.A. 5.800%, 07/01/14	1,225,000	1,321,419
KeyCorp. 6.500%, 05/14/13 (a)	865,000	923,022
Mellon Funding Corp. 5.500%, 11/15/18	812,000	914,347
PNC Bank N.A. 6.000%, 12/07/17	699,000	769,011
PNC Financial Services Group, Inc. 8.700%, 03/15/13 (144A) (b)	900,000	929,388
6.750%, 07/29/49 (a) (b)	3,570,000	3,427,200
Series 0 8.250%, 05/29/49 (b)	2,749,000	2,800,115
Sovereign Bank 8.750%, 05/30/18	2,655,000	3,119,168
Wachovia Bank N.A. 6.000%, 11/15/17	1,215,000	1,348,102

		21,312,476

Commercial Services & Supplies—0.2%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
8.250%, 01/15/19	1,925,000	1,771,000
Iron Mountain, Inc. 7.750%, 10/01/19	400,000	399,000

		2,170,000

Communications Equipment—0.3%
CommScope, Inc. 8.250%, 01/15/19 (144A)	1,000,000	980,000
GTP Towers Issuer LLC 4.436%, 02/15/15 (144A)	1,980,000	2,098,721

		3,078,721

Construction & Engineering—0.1%
Dycom Investments, Inc. 7.125%, 01/15/21	1,000,000	970,000

MIST-285

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount	Value

Construction Materials—0.1%
Texas Industries, Inc. 9.250%, 08/15/20 (a)	$1,350,000	$1,056,375

Consumer Finance—0.2%
Caterpillar Financial Services Corp. 1.350%, 07/12/13 (CNY)	1,000,000	153,428
SLM Corp. Series A 4.000%, 07/25/14 (a) (b)	989,000	946,137
Springleaf Finance Corp. Series J 6.900%, 12/15/17	1,522,000	1,084,425

		2,183,990

Containers & Packaging—0.2%
AEP Industries, Inc. 8.250%, 04/15/19	290,000	274,775
Graphic Packaging International, Inc. 7.875%, 10/01/18 (a)	685,000	705,550
Sealed Air Corp. 8.125%, 09/15/19 (144A)	500,000	506,250

		1,486,575

Distributors—0.2%
ACE Hardware Corp. 9.125%, 06/01/16 (144A)	937,000	976,822
NSG Holdings LLC 7.750%, 12/15/25 (144A)	867,000	845,325

		1,822,147

Diversified Consumer Services—0.4%
Board of Trustees of The Leland Stanford Junior University (The)
4.750%, 05/01/19	950,000	1,104,792
Massachusetts Institute of Technology 5.600%, 07/01/11	800,000	1,073,515
Service Corp. International 7.000%, 05/15/19	1,475,000	1,497,125

		3,675,432

Diversified Financial Services—1.1%
American Honda Finance Corp. 6.700%, 10/01/13 (144A)	1,300,000	1,427,157
Cantor Fitzgerald L.P. 7.875%, 10/15/19 (144A)	2,450,000	2,552,751
Capital One Bank USA N.A. 8.800%, 07/15/19	720,000	849,474
Glencore Funding LLC 6.000%, 04/15/14 (144A)	1,259,000	1,296,429
JPMorgan Chase & Co. 6.953%, 10/04/17 (144A) (TRY) (c)	2,100,000	630,283
NCO Group, Inc. 5.161%, 11/15/13 (a) (b)	2,314,000	2,024,750
Power Receivables Finance LLC 6.290%, 01/01/12 (144A)	113,557	113,675
Scottrade Financial Services, Inc. 6.125%, 07/11/21 (144A)	1,475,000	1,586,896

		10,481,415

Security Description	Par Amount	Value

Diversified Telecommunication Services—1.2%
Cincinnati Bell, Inc. 8.250%, 10/15/17	$1,442,000	$1,405,950
8.750%, 03/15/18 (a)	696,000	621,180
8.375%, 10/15/20 (a)	1,740,000	1,622,550
Embarq Corp. 7.082%, 06/01/16	972,000	1,007,171
Frontier Communications Corp. 8.500%, 04/15/20	600,000	585,000
8.750%, 04/15/22	1,200,000	1,197,000
GCI, Inc. 8.625%, 11/15/19	370,000	387,575
PAETEC Holding Corp. 9.500%, 07/15/15 (a)	1,632,000	1,705,440
8.875%, 06/30/17	500,000	527,500
9.875%, 12/01/18	500,000	526,250
Windstream Corp. 8.125%, 09/01/18	400,000	405,000
7.750%, 10/15/20	1,000,000	980,000

		10,970,616

Electric Utilities—0.9%
CenterPoint Energy Houston Electric LLC Series U 7.000%, 03/01/14	557,000	627,790
Commonwealth Edison Co. 6.950%, 07/15/18	1,100,000	1,283,691
Coso Geothermal Power Holdings 7.000%, 07/15/26 (144A)	1,018,341	747,602
FPL Energy American Wind LLC 6.639%, 06/20/23 (144A)	370,720	392,079
FPL Energy Wind Funding LLC 6.876%, 06/27/17 (144A)	365,500	321,640
New York State Electric & Gas Corp. 6.150%, 12/15/17 (144A)	950,000	1,082,078
Panoche Energy Center LLC 6.885%, 07/31/29 (144A)	861,816	927,022
PPL Capital Funding, Inc. Series A 6.700%, 03/30/67 (a) (b)	450,000	430,232
Public Service Co. of New Mexico 7.950%, 05/15/18	225,000	258,506
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc.
15.000%, 04/01/21 (144A) (a)	650,000	406,250
West Penn Power Co. 5.950%, 12/15/17 (144A)	1,197,000	1,412,023
White Pine Hydro Portfolio LLC 7.260%, 07/20/15 (144A)	515,000	499,981

		8,388,894

Electrical Equipment—0.3%
Belden, Inc. 7.000%, 03/15/17	1,465,000	1,472,325
Coleman Cable, Inc. 9.000%, 02/15/18	971,000	951,580

		2,423,905

MIST-286

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Pioneer Strategic Income Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount	Value

Energy Equipment & Services—0.6%
Alta Wind Holdings LLC 7.000%, 06/30/35 (144A)	$337,044	$362,704
Calfrac Holdings L.P. 7.500%, 12/01/20 (144A) (a)	500,000	475,000
Complete Production Services, Inc. 8.000%, 12/15/16	1,375,000	1,381,875
Exterran Holdings, Inc. 7.250%, 12/01/18 (144A)	1,525,000	1,471,625
Plains All American Pipeline 6.125%, 01/15/17	1,467,000	1,653,048

		5,344,252

Food & Staples Retailing—0.1%
CVS Pass-Through Trust 5.773%, 01/10/33 (144A)	925,573	1,016,939

Food Products—0.3%
Kraft Foods, Inc. 6.500%, 02/09/40	1,850,000	2,276,887

Gas Utilities—0.4%
Ferrellgas L.P./Ferrellgas Finance Corp. 6.500%, 05/01/21 (a)	800,000	684,000
Questar Pipeline Co. 5.830%, 02/01/18 (a)	1,441,000	1,683,015
Star Gas Partners L.P./Star Gas Finance Co.
8.875%, 12/01/17	902,000	924,550

		3,291,565

Health Care Providers & Services—0.4%
Gentiva Health Services, Inc. 11.500%, 09/01/18	2,300,000	1,840,000
HCA, Inc. 7.190%, 11/15/15	10,000	9,750
8.500%, 04/15/19	417,000	444,105
6.500%, 02/15/20	350,000	343,000
7.875%, 02/15/20	500,000	520,000
8.360%, 04/15/24	50,000	48,125
7.690%, 06/15/25	50,000	45,250

		3,250,230

Hotels, Restaurants & Leisure—0.1%
Mashantucket Pequot Tribe Series A 8.500%, 11/15/15 (144A) (d)	1,670,000	98,113
Scientific Games Corp. 7.875%, 06/15/16 (144A) (a)	435,000	438,262
Scientific Games International, Inc. 9.250%, 06/15/19 (a)	275,000	278,437
Shingle Springs Tribal Gaming Authority 9.375%, 06/15/15 (144A)	635,000	374,650
Station Casinos, Inc. 6.625%, 03/15/18 (d) (f)	695,000	70

		1,189,532

Security Description	Par Amount	Value

Household Durables—0.2%
Whirlpool Corp. 5.500%, 03/01/13	$1,422,000	$1,486,990

Household Products—0.2%
Yankee Acquisition Corp. 9.750%, 02/15/17 (a)	1,684,000	1,561,910

Independent Power Producers & Energy Traders—0.4%
Juniper Generation LLC 6.790%, 12/31/14 (144A)	41,867	36,071
Kiowa Power Partners LLC 5.737%, 03/30/21 (144A)	900,000	931,440
NRG Energy, Inc. 7.625%, 05/15/19 (144A)	2,100,000	1,921,500
Ormat Funding Corp. 8.250%, 12/30/20	1,031,651	969,752

		3,858,763

Insurance—2.7%
Alterra Finance LLC 6.250%, 09/30/20	2,100,000	2,287,660
Blue Fin, Ltd. Series 1 Class B 4.646%, 01/08/12 (144A) (b)	250,000	249,250
Delphi Financial Group, Inc. 7.875%, 01/31/20	2,190,000	2,517,009
Genworth Financial, Inc. 7.200%, 02/15/21 (a)	2,640,000	2,247,216
Hanover Insurance Group, Inc. (The) 7.625%, 10/15/25	2,016,000	2,266,786
7.500%, 03/01/20	325,000	367,019
HUB International Holdings, Inc. 10.250%, 06/15/15 (144A)	167,000	155,310
Ironshore Holdings US, Inc. 8.500%, 05/15/20 (144A)	1,635,000	1,797,401
Liberty Mutual Group, Inc. 7.300%, 06/15/14 (144A)	394,000	427,150
7.000%, 03/15/37 (144A) (b)	2,032,000	1,737,360
10.750%, 06/15/58 (144A) (b)	328,000	393,600
Liberty Mutual Insurance Co. 7.697%, 10/15/97 (144A)	900,000	853,117
Lincoln National Corp. 6.050%, 04/20/67 (b)	2,382,000	1,947,285
Platinum Underwriters Finance, Inc. 7.500%, 06/01/17	2,214,000	2,409,361
Protective Life Corp. 7.375%, 10/15/19	1,925,000	2,104,060
Prudential Financial, Inc. 6.200%, 01/15/15 (a)	215,000	236,164
8.875%, 06/15/38 (a) (b)	915,000	996,206
Series D 5.150%, 01/15/13	1,300,000	1,349,118
USI Holdings Corp. 4.161%, 11/15/14 (144A) (b)	467,000	408,625

		24,749,697

MIST-287

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Pioneer Strategic Income Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount	Value

Internet & Catalog Retail—0.5%
Expedia, Inc. 8.500%, 07/01/16	$1,165,000	$1,280,253
5.950%, 08/15/20 (a)	675,000	679,419
Ticketmaster Entertainment LLC/Ticketmaster Noteco, Inc.
10.750%, 08/01/16	2,192,000	2,312,560

		4,272,232

Internet Software & Services—0.1%
Equinix, Inc. 8.125%, 03/01/18	1,285,000	1,358,888

IT Services—0.3%
Allen Systems Group, Inc. 10.500%, 11/15/16 (144A)	624,000	580,320
First Data Corp. 8.250%, 01/15/21 (144A) (a)	433,000	344,235
SunGard Data Systems, Inc. 10.250%, 08/15/15 (a)	802,000	814,030
10.625%, 05/15/15	805,000	843,238

		2,581,823

Machinery—0.7%
Allison Transmission, Inc. 11.000%, 11/01/15 (144A)	799,000	830,960
American Railcar Industries, Inc. 7.500%, 03/01/14	1,679,000	1,653,815
Commercial Vehicle Group, Inc. 7.875%, 04/15/19 (144A)	250,000	235,000
Cummins, Inc. 6.750%, 02/15/27	393,000	476,781
Mueller Water Products, Inc. 7.375%, 06/01/17 (a)	1,096,000	860,360
Oshkosh Corp. 8.500%, 03/01/20	300,000	292,500
Titan International, Inc. 7.875%, 10/01/17	750,000	783,750
Valmont Industries, Inc. 6.625%, 04/20/20	940,000	1,092,000

		6,225,166

Media—0.1%
Time Warner Cable, Inc. 8.750%, 02/14/19	198,000	253,736
8.250%, 04/01/19	313,000	392,517

		646,253

Metals & Mining—0.5%
Alcoa, Inc. 6.150%, 08/15/20 (a)	1,280,000	1,298,815
Allegheny Technologies, Inc. 9.375%, 06/01/19	1,135,000	1,430,746
Commercial Metals Co. 7.350%, 08/15/18 (a)	1,315,000	1,339,360
Noranda Aluminum Acquisition Corp. 4.417%, 05/15/15 (b) (e)	477,508	432,145
Old AII, Inc. 9.000%, 12/15/14 (d) (f)	419,000	0

Security Description	Par Amount	Value

Metals & Mining—(Continued)
Southern Copper Corp. 5.375%, 04/16/20 (a)	$395,000	$400,689

		4,901,755

Oil, Gas & Consumable Fuels—3.1%
Alpha Natural Resources, Inc. 6.000%, 06/01/19	820,000	770,800
Arch Coal, Inc. 7.000%, 06/15/19 (144A)	1,350,000	1,289,250
Bill Barrett Corp. 7.625%, 10/01/19	850,000	837,250
Buckeye Partners L.P. 6.050%, 01/15/18	505,000	576,891
DCP Midstream LLC 9.750%, 03/15/19 (144A)	1,267,000	1,688,911
Enterprise Products Operating LLC 7.000%, 06/01/67 (b)	678,000	654,787
Series A
8.375%, 08/01/66 (a) (b)	1,059,000	1,098,469
Frontier Oil Corp. 6.875%, 11/15/18 (a)	400,000	407,000
Hilcorp Energy I L.P./Hilcorp Finance Co. 7.750%, 11/01/15 (144A)	1,525,000	1,544,062
Kinder Morgan Energy Partners L.P. 5.950%, 02/15/18	1,559,000	1,776,675
5.625%, 04/15/20 (144A) (a)	1,830,000	1,740,965
4.150%, 03/01/22 (a)	2,300,000	2,276,294
Linn Energy LLC/Linn Energy Finance Corp. 8.625%, 04/15/20	825,000	853,875
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC
8.875%, 03/15/18	1,705,000	1,696,475
Petrohawk Energy Corp. 10.500%, 08/01/14	435,000	490,463
Plains Exploration & Production Co. 8.625%, 10/15/19	1,025,000	1,107,000
Quicksilver Resources, Inc. 7.125%, 04/01/16 (a)	1,017,000	900,045
SandRidge Energy, Inc. 3.997%, 04/01/14 (a) (b)	450,000	435,981
8.000%, 06/01/18 (144A) (a)	497,000	469,665
7.500%, 03/15/21 (144A)	625,000	578,125
Southern Union Co. 7.200%, 11/01/66 (b)	1,437,000	1,221,450
Spectra Energy Capital LLC 6.200%, 04/15/18	1,109,000	1,254,533
Series B
6.750%, 07/15/18	600,000	681,696
Stone Energy Corp. 8.625%, 02/01/17	900,000	850,500
Valero Energy Corp. 9.375%, 03/15/19	1,230,000	1,578,441
W&T Offshore, Inc. 8.500%, 06/15/19 (144A)	600,000	594,000
Williams Cos., Inc. (The) 7.750%, 06/15/31	1,050,000	1,263,950
XTO Energy, Inc. 6.250%, 04/15/13	30,000	32,506

		28,670,059

MIST-288

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Domestic Bonds & Debt Securities—(Continued)

Security Description	Par Amount	Value

Paper & Forest Products—0.2%
Appleton Papers, Inc. 10.500%, 06/15/15 (144A)	$600,000	$591,000
Georgia-Pacific LLC 5.400%, 11/01/20 (144A) (a)	800,000	815,304
Graham Packaging Co. L.P./GPC Capital Corp. I
8.250%, 01/01/17 (a)	745,000	753,381

		2,159,685

Pharmaceuticals—0.2%
Valeant Pharmaceuticals International, Inc. 6.875%, 12/01/18 (144A)	1,910,000	1,738,100

Real Estate Investment Trusts—1.1%
Developers Diversified Realty Corp. 7.500%, 04/01/17	1,495,000	1,579,772
Digital Realty Trust L.P. 4.500%, 07/15/15	900,000	919,290
5.875%, 02/01/20 (a)	350,000	368,835
Health Care REIT, Inc. 6.200%, 06/01/16	535,000	575,500
Healthcare Realty Trust, Inc. 6.500%, 01/17/17	1,130,000	1,221,177
Hospitality Properties Trust 7.875%, 08/15/14	2,400,000	2,606,722
Senior Housing Properties Trust 6.750%, 04/15/20	2,235,000	2,430,147
Ventas Realty L.P./Ventas Capital Corp. 6.750%, 04/01/17 (a)	250,000	260,465
Series 1
6.500%, 06/01/16 (a)	375,000	386,323

		10,348,231

Real Estate Management & Development—0.3%
Forest City Enterprises, Inc. 7.625%, 06/01/15	36,000	34,830
University of Southern California 5.250%, 10/01/11	550,000	629,510
WEA Finance LLC 7.125%, 04/15/18 (144A)	1,651,000	1,888,448

		2,552,788

Road & Rail—0.1%
Swift Services Holdings, Inc. 10.000%, 11/15/18 (a)	800,000	718,000

Semiconductors & Semiconductor Equipment—0.0%
KLA-Tencor Corp. 6.900%, 05/01/18	154,000	176,204

Tobacco—0.2%
Alliance One International, Inc. 10.000%, 07/15/16 (a)	2,465,000	2,045,950

Trading Companies & Distributors—0.2%
GATX Corp. 6.000%, 02/15/18	1,896,000	2,106,672

Security Description	Par Amount	Value

Wireless Telecommunication Services—0.7%
Cricket Communications, Inc. 7.750%, 10/15/20 (a)	$450,000	$392,625
Crown Castle Towers LLC 6.113%, 01/15/20 (144A)	785,000	883,799
4.883%, 08/15/20 (144A)	1,600,000	1,668,267
MetroPCS Wireless, Inc. 7.875%, 09/01/18 (a)	1,000,000	975,000
6.625%, 11/15/20 (a)	875,000	772,188
Richland Towers Funding LLC/Management Funding
Series B
7.870%, 03/15/16 (144A)	625,000	641,181
WCP Wireless Site Funding LLC Series B 6.829%, 11/15/15 (144A)	750,000	782,316

		6,115,376

Total Domestic Bonds & Debt Securities (Cost $215,271,617)		222,369,416

Foreign Bonds & Debt Securities—21.7%

Airlines—0.1%
TAM Capital 3, Inc. 8.375%, 06/03/21 (144A)	1,260,000	1,171,800

Beverages—0.1%
Argentine Beverages Financial 7.375%, 03/22/12 (144A)	66,400	67,290
Companhia de Bebidas das Americas 10.500%, 12/15/11	54,000	55,012
8.750%, 09/15/13	747,000	851,580

		973,882

Building Products—0.1%
Voto-Votorantim Overseas Trading Operations N.V.
6.625%, 09/25/19 (144A) (a)	500,000	500,000

Capital Markets—0.4%
Gruposura Finance 5.700%, 05/18/21 (144A)	915,000	896,700
Macquarie Group, Ltd. 7.625%, 08/13/19 (144A)	1,170,000	1,234,976
6.000%, 01/14/20 (144A)	1,400,000	1,329,576
6.250%, 01/14/21 (144A)	400,000	379,751
Vimpel-Communications Via VIP Finance Ireland, Ltd.
9.125%, 04/30/18 (144A)	97,000	94,575

		3,935,578

Chemicals—0.4%
Agrium, Inc. 6.750%, 01/15/19	1,582,000	1,918,426
Basell Finance Co. B.V. 8.100%, 03/15/27 (144A)	382,000	418,290
Ineos Group Holdings plc 7.875%, 02/15/16 (144A) (EUR)	850,000	788,784
Nova Chemicals Corp. 8.375%, 11/01/16	525,000	553,875

		3,679,375

MIST-289

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Foreign Bonds & Debt Securities—(Continued)

Security Description	Par Amount	Value

Commercial Banks—2.0%
Alfa Diversified Payment Rights Finance Co. S.A.
2.247%, 12/15/11 (144A) (b)	$73,500	$73,226
Asian Development Bank Series GMTN 3.375%, 05/20/14 (NOK)	10,000,000	1,750,660
Banco de Credito del Peru 5.375%, 09/16/20 (144A) (a)	1,230,000	1,153,078
6.875%, 09/16/26 (144A) (a) (b)	1,915,000	1,895,850
9.750%, 11/06/69 (144A) (b)	455,000	511,559
Banco Macro S.A. 10.750%, 06/07/12	500,000	372,500
Bancolombia S.A. 5.950%, 06/03/21 (144A)	2,855,000	2,790,762
BBVA Bancomer S.A. 6.500%, 03/10/21 (144A) (a)	2,610,000	2,433,825
Credit Agricole S.A. 8.375%, 10/29/49 (144A) (a) (b)	1,170,000	927,225
Industrial Bank of Korea 7.125%, 04/23/14 (144A)	720,000	791,258
International Bank for Reconstruction & Development (The) Series GDIF
5.750%, 10/21/19 (AUD)	3,000,000	3,080,139
Kazkommerts International B.V. 8.000%, 11/03/15 (144A)	640,000	537,600
Rabobank Nederland 8.590%, 03/03/15 (TRY) (c)	3,600,000	1,511,099
Realkredit Danmark A.S. 7.000%, 04/01/32 (DKK)	5,450	1,096
Scotia Bank Peru DPR Finance Co. 3.097%, 03/15/17 (144A) (b)	1,000,000	900,000

		18,729,877

Commercial Services & Supplies—1.6%
Canada Housing Trust No.1 3.750%, 03/15/20 (144A) (CAD)	7,675,000	8,112,231
3.350%, 12/15/20 (144A) (CAD)	500,000	511,540
3.800%, 06/15/21 (144A) (CAD)	3,750,000	3,965,255
CEVA Group plc 8.500%, 12/01/14 (144A) (EUR)	469,000	441,531
11.500%, 04/01/18 (144A)	1,779,000	1,626,087

		14,656,644

Computers & Peripherals—0.1%
Seagate Technology plc 7.750%, 12/15/18 (144A)	1,205,000	1,186,925

Construction & Engineering—0.3%
Abengoa Finance SAU 8.875%, 11/01/17 (144A)	500,000	460,000
Boart Longyear Management Pty, Ltd. 7.000%, 04/01/21 (144A)	525,000	522,375
Empresas ICA S.A.B. de C.V. 8.900%, 02/04/21 (144A)	1,800,000	1,602,000

		2,584,375

Security Description	Par Amount	Value

Construction Materials—0.2%
C10 Capital SPV, Ltd. 6.722%, 12/31/49 (144A) (b)	$1,128,000	$530,160
C8 Capital SPV, Ltd. 6.640%, 12/29/49 (144A) (b)	780,000	366,600
Cemex S.A.B. de C.V. 9.000%, 01/11/18 (144A)	900,000	625,184
Holcim US Finance Sarl & Cie SCS 6.000%, 12/30/19 (144A)	225,000	239,190

		1,761,134

Consumer Finance—0.2%
Banque PSA Finance 5.750%, 04/04/21 (144A)	2,000,000	1,887,764

Containers & Packaging—0.3%
Ardagh Packaging Finance plc 9.125%, 10/15/20 (144A) (a)	1,600,000	1,448,000
9.250%, 10/15/20 (144A) (EUR)	400,000	421,626
Nordenia Holdings GMBH 9.750%, 07/15/17 (144A) (EUR)	950,000	1,153,046

		3,022,672

Distributors—0.1%
Marfrig Overseas, Ltd. 9.500%, 05/04/20 (144A)	1,775,000	1,153,750

Diversified Financial Services—1.3%
BM&F BOVESPA S.A. 5.500%, 07/16/20 (144A)	1,500,000	1,483,309
Goodman Funding Pty, Ltd. 6.375%, 04/15/21 (144A) (a)	2,450,000	2,524,294
KazMunaiGaz Finance Sub B.V. 7.000%, 05/05/20 (144A)	1,530,000	1,545,659
Successor X, Ltd. Class II-CN3 9.770%, 04/04/13 (144A) (b)	300,000	296,580
Series 2011-1 Class III-R3 12.827%, 01/07/14 (144A) (b)	1,250,000	1,258,250
Series 2011-2 Class IV-AL3 13.000%, 02/25/14 (144A) (b)	250,000	255,875
Series 2011-2, Class IV-E3 9.425%, 02/25/14 (144A) (b)	1,300,000	1,307,540
Telenet Finance III Luxembourg S.C.A. 6.625%, 02/15/21 (144A) (EUR)	550,000	673,122
TNK-BP Finance S.A. 7.500%, 07/18/16 (144A) (a)	1,090,000	1,133,731
6.625%, 03/20/17 (144A)	375,000	375,938
Tyco International Finance S.A. 8.500%, 01/15/19	677,000	884,987

		11,739,285

Diversified Telecommunication Services—0.8%
Digicel Group, Ltd. 8.250%, 09/01/17 (144A)	1,350,000	1,282,500
Global Crossing, Ltd. 12.000%, 09/15/15 (a)	1,185,000	1,349,418
Intelsat Luxembourg S.A. 11.500%, 02/04/17 (144A) (e)	2,150,000	1,854,375

MIST-290

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Foreign Bonds & Debt Securities—(Continued)

Security Description	Par Amount	Value

Diversified Telecommunication Services—(Continued)
Intelsat Jackson Holdings S.A. 8.500%, 11/01/19	$250,000	$245,000
Intelsat Luxembourg S.A. 11.500%, 02/04/17 (e)	4,654	4,014
Qtel International Finance, Ltd. 6.500%, 06/10/14 (144A)	1,030,000	1,125,919
Telesat Canada 12.500%, 11/01/17	1,220,000	1,372,500

		7,233,726

Electric Utilities—0.8%
Dubai Electricity & Water Authority 8.500%, 04/22/15 (144A)	2,820,000	3,017,400
Intergen N.V. 9.000%, 06/30/17 (144A)	1,686,000	1,734,473
Israel Electric Corp., Ltd. 7.250%, 01/15/19 (144A)	845,000	900,225
9.375%, 01/28/20 (144A)	410,000	484,639
Star Energy Geothermal Wayang Windu, Ltd.
11.500%, 02/12/15 (144A)	1,000,000	990,026

		7,126,763

Electrical Equipment—0.0%
Legrand S.A. 8.500%, 02/15/25	20,000	24,752

Energy Equipment & Services—0.6%
Offshore Group Investments, Ltd. 11.500%, 08/01/15	2,000,000	2,070,000
Precision Drilling Corp. 6.625%, 11/15/20	1,100,000	1,078,000
Sevan Marine ASA 12.980%, 10/24/12 (144A) (b) (NOK)	1,434,783	165,919
3.417%, 05/14/13 (144A) (b) (NOK)	1,200,000	810,000
Weatherford International, Ltd. 9.625%, 03/01/19	1,209,000	1,564,229

		5,688,148

Food Products—0.6%
Bertin S.A./Bertin Finance, Ltd. 10.250%, 10/05/16 (144A)	200,000	187,000
Independencia International, Ltd. 12.000%, 12/30/16 (144A) (d)	296,948	3,741
JBS Finance II, Ltd. 8.250%, 01/29/18 (144A)	1,430,000	1,194,050
Minerva Overseas II, Ltd. 10.875%, 11/15/19 (144A) (a)	419,000	1,135,200
Viterra, Inc. 5.950%, 08/01/20 (144A)	2,760,000	3,024,231

		5,544,222

Gas Utilities—0.1%
Transportadora de Gas del Sur S.A. 7.875%, 05/14/17 (144A)	921,000	819,690

Security Description	Par Amount	Value

Hotels, Restaurants & Leisure—0.6%
Arcos Dorados B.V. 7.500%, 10/01/19 (144A)	$682,000	$721,215
Codere Finance Luxembourg S.A. 8.250%, 06/15/15 (144A) (EUR)	1,682,000	2,001,977
Lottomatica SpA 8.250%, 03/31/16 (144A) (b) (EUR)	1,957,000	1,989,189
Peermont Global Proprietary, Ltd. 7.750%, 04/30/14 (144A) (EUR)	920,000	965,100

		5,677,481

Household Durables—0.4%
Controladora Mabe S.A. de C.V. 7.875%, 10/28/19 (144A)	2,121,000	2,121,000
Desarrolladora Homex S.A. de C.V. 9.500%, 12/11/19 (144A)	1,055,000	991,434
Urbi Desarrollos Urbanos S.A.B de C.V. 9.500%, 01/21/20 (144A) (a)	346,000	332,160

		3,444,594

Insurance—1.6%
ATLAS VI Capital, Ltd. 11.797%, 04/07/14 (144A) (EUR) (b)	250,000	331,215
Blue Fin, Ltd. Series 3 Class B 9.270%, 05/28/13 (144A) (b)	300,000	310,470
Caelus Re II, Ltd. 6.520%, 05/24/13 (144A) (b)	550,000	558,360
East Lane Re III, Ltd. 10.495%, 03/16/12 (144A) (b)	300,000	307,770
Foundation Re III, Ltd. Series 2010-1, Class A 5.770%, 02/03/14 (144A) (b)	825,000	834,075
Series 2011-1, Class B 5.020%, 02/25/15 (b)	750,000	751,875
GlobeCat, Ltd. Series USW 9.496%, 12/12/11 (144A) (b)	550,000	547,855
Ibis Re, Ltd. Series 2010-1 Class A 6.220%, 05/03/13 (144A) (b)	400,000	409,920
Lodestone Re, Ltd. Class A 6.270%, 05/17/13 (144A) (b)	925,000	938,690
Class B 8.270%, 05/17/13 (144A) (b)	1,050,000	1,070,265
Series 2010-2 Class A-1 6.020%, 01/08/14 (144A) (b)	1,500,000	1,501,650
Series 2010-2 Class A-2 7.270%, 01/08/14 (144A) (b)	250,000	252,000
Loma Reinsurance, Ltd. 9.826%, 12/21/12 (144A) (b)	750,000	758,100
Merna Reinsurance II, Ltd. 3.670%, 04/08/13 (144A) (b)	300,000	303,600
Montana Re, Ltd. 13.583%, 12/07/12 (144A) (b)	250,000	253,275

MIST-291

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Foreign Bonds & Debt Securities—(Continued)

Security Description	Par Amount	Value

Insurance—(Continued)
Mystic Re. II, Ltd. Series 2009 12.323%, 03/20/12 (144A) (b)	$250,000	$257,775
Queen Street II Capital, Ltd. 7.520%, 04/09/14 (144A) (b)	725,000	731,380
Queen Street III Capital, Ltd. 4.770%, 07/28/14 (144A) (b)	250,000	248,075
Residential Reinsurance 2010, Ltd. Class 1 6.270%, 06/06/13 (144A) (b)	650,000	665,145
Residential Reinsurance 2011, Ltd. Series 1, Class 1 9.020%, 06/06/15 (144A) (b)	675,000	699,773
Validus Holdings, Ltd. 8.875%, 01/26/40	1,720,000	1,913,536
White Mountains Re Group, Ltd. 7.506%, 05/29/49 (144A) (b)	1,170,000	1,076,966

		14,721,770

Machinery—0.2%
Ingersoll-Rand Global Holding Co., Ltd. 9.500%, 04/15/14	910,000	1,075,101
WPE International Cooperatief UA 10.375%, 09/30/20 (144A)	900,000	819,000

		1,894,101

Media—0.5%
Grupo Televisa S.A. 6.000%, 05/15/18	1,080,000	1,188,000
Myriad International Holding B.V. 6.375%, 07/28/17 (144A) (a)	1,530,000	1,600,733
Nara Cable Funding, Ltd. 8.875%, 12/01/18 (144A) (EUR)	1,260,000	1,389,428

		4,178,161

Metals & Mining—1.7%
Algoma Acquisition Corp. 9.875%, 06/15/15 (144A) (a)	1,415,000	1,103,700
ALROSA Finance S.A. 8.875%, 11/17/14 (144A)	770,000	796,950
7.750%, 11/03/20 (144A)	640,000	609,362
Anglo American Capital plc 9.375%, 04/08/14 (144A)	845,000	982,181
AngloGold Ashanti Holdings plc 5.375%, 04/15/20	1,615,000	1,584,919
ArcelorMittal 6.125%, 06/01/18 (a)	1,500,000	1,449,999
5.500%, 03/01/21 (a)	1,390,000	1,247,720
Asia Aluminum Holdings, Ltd. 8.000%, 12/23/11 (144A) (d) (f)	992,000	0
Essar Steel Algoma, Inc. 9.375%, 03/15/15 (144A) (a)	450,000	414,000
Gold Fields Orogen Holding BVI, Ltd. 4.875%, 10/07/20 (144A) (a)	2,875,000	2,651,635
Novelis, Inc. 8.375%, 12/15/17	1,160,000	1,154,200

Security Description	Par Amount	Value

Metals & Mining—(Continued)
Quadra FNX Mining, Ltd. 7.750%, 06/15/19 (144A)	$2,100,000	$2,042,250
Vedanta Resources plc 9.500%, 07/18/18 (144A) (a)	1,330,000	1,170,400
8.250%, 06/07/21 (144A) (a)	700,000	546,000

		15,753,316

Oil, Gas & Consumable Fuels—1.1%
Aker Drilling ASA 10.050%, 02/24/16 (NOK) (b)	2,000,000	361,484
Bumi Capital Pte, Ltd. 12.000%, 11/10/16 (144A)	875,000	844,375
Bumi Investment Pte, Ltd. 10.750%, 10/06/17 (144A)	500,000	460,000
Canadian Natural Resources, Ltd. 5.900%, 02/01/18	717,000	840,269
DDI Holdings A.S. 9.300%, 01/19/12 (144A)	857,297	846,581
Expro Finance Luxembourg SCA 8.500%, 12/15/16 (144A) (a)	1,745,000	1,526,875
Gazprom OAO Via Gaz Capital S.A. 8.146%, 04/11/18 (144A) (a)	190,000	210,425
Gazprom OAO Via Gazprom International S.A.
7.201%, 02/01/20 (144A)	651,672	686,113
Nakilat, Inc. Series A 6.067%, 12/31/33 (144A)	520,000	565,500
6.267%, 12/31/33 (144A)	1,343,219	1,485,200
Norwegian Energy Co. ASA 12.900%, 11/20/14 (NOK)	4,000,000	626,981
Seven Seas Petroleum Corp. Series B 12.500%, 05/15/05 (d) (f)	60,000	0
Tengizchevroil Finance Co. SARL 6.124%, 11/15/14 (144A)	1,336,214	1,354,587

		9,808,390

Pharmaceuticals—0.1%
Warner Chilcott Co. LLC/Warner Chilcott Finance LLC
7.750%, 09/15/18 (144A)	1,075,000	1,032,000

Provencial—0.4%
Province of Ontario 5.500%, 04/23/13 (AUD)	3,356,000	3,346,098

Real Estate Investment Trusts—0.2%
Dexus Property Group 7.125%, 10/15/14 (144A)	1,940,000	2,104,810

Real Estate Management & Development—0.0%
Alto Palermo S.A. Series 2 11.000%, 06/11/12 (144A)	79,923	25,176

Road & Rail—0.2%
Inversiones Alsacia S.A. 8.000%, 08/18/18 (144A)	1,940,000	1,676,619

MIST-292

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Foreign Bonds & Debt Securities—(Continued)

Security Description	Par Amount	Value

Semiconductors & Semiconductor Equipment—0.0%
LDK Solar Co., Ltd. 10.000%, 02/28/14 (144A) (CNY)	$2,000,000	$216,860

Sovereign—3.9%
Brazilian Government International Bond 10.250%, 01/10/28 (BRL)	8,250,000	4,704,094
Canadian Government Bond 2.000%, 06/01/16 (CAD)	3,780,000	3,745,656
4.250%, 06/01/18 (CAD)	1,485,000	1,659,027
Canadian Treasury Bill Series 182 0.874%, 11/10/11 (c) (CAD)	4,700,000	4,519,464
Indonesia Recap Bond Series FR19 14.250%, 06/15/13 (IDR)	7,600,000,000	988,317
Series FR20 14.275%, 12/15/13 (IDR)	4,350,000,000	583,095
Indonesia Treasury Bond Series FR23 11.000%, 12/15/12 (IDR)	4,800,000,000	583,008
Series FR33 12.500%, 03/15/13 (IDR)	2,400,000,000	300,280
Series FR49 9.000%, 09/15/13 (IDR)	1,900,000,000	230,546
Ireland Government Bond 5.900%, 10/18/19 (EUR)	2,980,000	3,598,604
4.500%, 04/18/20 (EUR)	1,825,000	2,044,820
5.000%, 10/18/20 (EUR)	1,820,000	2,064,845
Kingdom of the Netherlands 5.000%, 07/15/12 (EUR)	130,000	180,926
Norwegian Government Bond
5.000%, 05/15/15 (NOK)	7,150,000	1,367,483
4.250%, 05/19/17 (NOK)	9,440,000	1,812,660
4.500%, 05/22/19 (NOK)	2,050,000	407,190
Queensland Treasury Corp.
Series 13G 6.000%, 08/14/13 (AUD)	138,000	138,796
Russian Foreign Bond—Eurobond 7.500%, 03/31/30 (144A) (a) (g)	999,912	1,128,031
Singapore Government Bond 1.625%, 04/01/13 (SGD)	1,850,000	1,454,482
Sweden Government Bond
Series 1046 5.500%, 10/08/12 (SEK)	14,715,000	2,251,338
Series 1041 6.750%, 05/05/14 (SEK)	10,000,000	1,672,819
United Mexican States 7.500%, 01/14/12	84,000	85,470

		35,520,951

Trading Companies & Distributors—0.2%
Metinvest B.V. 10.250%, 05/20/15 (144A) (a)	550,000	517,000
8.750%, 02/14/18 (144A)	1,200,000	1,013,040

		1,530,040

Security Description	Par Amount	Value

Transportation Infrastructure—0.1%
Ozburn-Hessey Holding Co. LLC 0.127%, 04/07/16 (c)	$748,600	$668,126

Wireless Telecommunication Services—0.4%
Bakrie Telecom Pte, Ltd. 11.500%, 05/07/15 (144A)	1,025,000	671,375
True Move Co., Ltd. 10.750%, 12/16/13 (144A)	1,525,000	1,631,750
10.375%, 08/01/14 (144A)	385,000	411,950
VimpelCom Holdings BV 7.504%, 03/01/22 (144A)	800,000	646,000

		3,361,075

Total Foreign Bonds & Debt Securities (Cost $199,587,202)		198,379,930

Mortgage-Backed Securities—13.3%

Collateralized Mortgage Obligations—9.9%
Adjustable Rate Mortgage Trust Series 2004-4 Class 1A1 2.643%, 03/25/35 (b)	505,409	447,973
American Home Mortgage Investment Trust Series 2005-1 Class 7A1 2.537%, 06/25/45 (b)	1,102,645	963,123
Banc of America Alternative Loan Trust Series 2003-2 Class CB1 5.750%, 04/25/33	1,197,718	1,257,437
Series 2003-7 Class 1CB1 5.500%, 09/25/33	1,037,027	1,073,585
Series 2004-2 1Class A1 6.000%, 03/25/34	1,332,981	1,373,399
Series 2004-3 Class 1A1 6.000%, 04/25/34	431,005	423,280
Series 2004-4 Class 6A1 5.250%, 05/25/19	1,087,265	1,101,575
Series 2004-6 Class 4A1 5.000%, 07/25/19	1,391,620	1,413,332
Series 2004-10 Class 2CB1 6.000%, 11/25/34	236,407	243,973
Series 2004-12 Class 4A1 5.500%, 01/25/20	1,005,285	1,011,417
Banc of America Funding Corp. Series 2005-6 Class 1A6 5.750%, 10/25/35	836,805	832,768
Series 2005-8 Class 1A1 5.500%, 01/25/36	1,244,508	1,226,320
Series 2010-R4 Class 7A1 0.349%, 08/26/36 (144A) (b)	1,179,060	1,115,273
Banc of America Mortgage Securities, Inc. Series 2003-I Class 2A6 2.907%, 10/25/33 (b)	1,739,702	1,609,746
Series 2004-11 Class 2A1 5.750%, 01/25/35	1,747,287	1,786,983
Series 2004-E Class 1A1 2.748%, 06/25/34 (b)	393,102	367,155
Series 2005-9 Class 2A1 4.750%, 10/25/20	761,705	735,171

MIST-293

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Par Amount	Value

Collateralized Mortgage Obligations—(Continued)
Series 2005-D Class 2A5 2.866%, 05/25/35 (b)	$699,171	$675,948
Series 2005-H Class 4A2 5.109%, 09/25/35 (b)	459,558	434,561
Bear Stearns Adjustable Rate Mortgage Trust
Series 2004-12 Class 4A1 5.162%, 02/25/35 (b)	449,356	423,935
Charlie Mac Series 2004-2 Class A1 5.000%, 10/25/34	754,220	771,188
Chase Mortgage Finance Corp. Series 2003-S11 Class 1A1 5.000%, 10/25/33	350,923	362,928
Series 2005-S1 Class 1A5 5.500%, 05/25/35	1,286,011	1,252,239
Citicorp Mortgage Securities, Inc. Series 2005-8 Class 1A3 5.500%, 11/25/35	1,378,937	1,377,309
Series 2006-1 Series 3A1 5.000%, 02/25/36	212,000	211,006
Series 2007-2 Class 2A1 5.500%, 02/25/22	219,596	215,695
Citigroup Mortgage Loan Trust, Inc. Series 2005-7 Class 2A1A 2.704%, 09/25/35 (b)	787,989	721,532
Countrywide Alternative Loan Trust Series 2003-16T1 Class A5 5.250%, 09/25/33	1,154,001	1,206,588
Series 2003-21T1 Series A8 5.750%, 12/25/33	1,338,667	1,384,072
Series 2003-23T2 Class A1 4.250%, 09/25/33	687,625	696,169
Series 2004-12CB Class 1A3 5.000%, 07/25/19	1,000,000	1,016,592
Series 2004-14T2 Class A11 5.500%, 08/25/34	1,223,860	1,152,652
Series 2004-28CB Class 1A1 5.500%, 01/25/35	1,006,007	1,021,038
Series 2004-2CB Class 1A4 0.635%, 03/25/34 (b)	343,277	324,518
Series 2004-2CB Class 1A9 5.750%, 03/25/34	380,742	364,737
Series 2004-4CB Class 1A5 5.500%, 04/25/34	764,436	748,805
Series 2005-11CB Class 2A3 5.500%, 06/25/35	413,179	391,837
Series 2005-1CB Class 2A4 5.500%, 03/25/35	721,336	626,425
Series 2005-44 Class 1A1 0.565%, 10/25/35 (b)	508,253	277,496
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2003-42 Class 1A1 2.908%, 09/25/33 (b)	11,099	8,608
Series 2004-J2 Class A8 5.500%, 03/25/34	473,359	476,481
Series 2005-J3 Class 2A4 4.500%, 09/25/35	819,547	769,681
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-AR8 Class 8M1 1.385%, 09/25/34 (b)	218,293	94,207

Security Description	Par Amount	Value

Collateralized Mortgage Obligations—(Continued)
Series 2005-7 Class 3A1 5.000%, 08/25/20	$532,865	$528,195
Credit Suisse Mortgage Capital Certificates
Series 2007-3 Class 4A1 5.000%, 04/25/37	364,472	345,894
Series 2010-16 Class A2 4.250%, 06/25/50 (144A) (b)	1,750,000	1,659,101
Deutsche Alt-A Securities, Inc. Alternate Loan Trust
Series 2005-5 Class 1A4 5.500%, 11/25/35 (b)	727,084	619,556
Downey Savings & Loan Association Mortgage Loan Trust
Series 2005-AR6 Class 2A1B 0.600%, 10/19/45 (b)	437,300	150,135
First Horizon Mortgage Asset Securities, Inc.
Series 2006-1 Class 1A8 6.000%, 05/25/36	597,755	577,662
FREMF Mortgage Trust Series 2010-K7 Class B 5.618%, 04/25/20 (144A) (b)	600,000	595,950
Series 2010-K8 Class B 5.404%, 09/25/43 (b)	400,000	379,525
Series 2010-K9 Class B 5.330%, 09/25/45 (144A) (b)	900,000	847,285
Series 2011-K10 Class B 4.756%, 11/25/49 (144A) (b)	1,050,000	944,966
Series 2011-K12 Class B 4.495%, 01/25/46 (144A) (b)	680,000	616,677
Series 2011-K14 Class B 5.332%, 02/25/47 (144A) (b)	400,000	384,844
Series 2011-K701 Class B 4.437%, 07/25/48 (144A) (b)	825,000	769,900
Series 2011-K701 Class C 4.437%, 07/25/48 (144A) (b)	1,000,000	879,689
Series 2011-K703 Class B 4.887%, 07/25/44 (144A) (b)	600,000	547,862
GMAC Mortgage Corp. Loan Trust Series 2005-AR2 Class 4A 4.969%, 05/25/35 (b)	831,103	740,809
Series 2010-1 Class A 4.250%, 07/25/40 (144A)	20,811	20,818
GSR Mortgage Loan Trust Series 2004-3F Class B1 5.717%, 02/25/34 (b)	205,548	174,787
Series 2005-AR4 Class 6A1 5.250%, 07/25/35 (b)	1,609,008	1,549,626
Series 2005-AR6 Class 2A1 2.738%, 09/25/35 (b)	1,948,437	1,800,804
Series 2006-1F Class 2A16 6.000%, 02/25/36	476,682	441,428
Impac CMB Trust Series 2004-4 Class 1A1 0.875%, 09/25/34 (b)	134,956	96,311
Series 2004-5 Class 1A1 0.955%, 10/25/34 (b)	536,058	464,105
Impac Secured Assets CMN Owner Trust Series 2006-1 Class 2A1 0.585%, 05/25/36 (b)	494,453	442,582

MIST-294

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Par Amount	Value

Collateralized Mortgage Obligations—(Continued)
Indymac Index Mortgage Loan Trust Series 2004-AR1 Class 2A1 0.835%, 04/25/34 (b)	$44,415	$29,907
Jefferies & Co., Inc. Series 2009-R2 Class 4A 4.671%, 05/26/37 (144A) (b)	441,442	433,987
JPMorgan Alternative Loan Trust Series 2006-S1 Class 1A12 6.000%, 03/25/36	723,681	558,438
JPMorgan Mortgage Trust Series 2004-S1 Class 2A1 6.000%, 09/25/34	1,070,571	1,096,831
Series 2005-A1 Class 5A1 4.470%, 02/25/35 (b)	248,130	245,478
Series 2005-A7 Class 1A2 2.780%, 10/25/35 (b)	1,000,000	918,654
Series 2005-A8 Class 2A1 2.843%, 11/25/35 (b)	650,958	617,238
Luminent Mortgage Trust Series 2006-5 Class A1C 0.495%, 07/25/36 (b)	445,743	3,299
MASTER Alternative Loans Trust Series 2004-10 Class 2A1 5.500%, 10/25/19	1,204,197	1,236,768
Series 2004-13 Class 4A1 6.028%, 01/25/35 (b)	562,959	580,490
Series 2004-6 Class 7A1 6.000%, 07/25/34	1,291,796	1,287,958
Series 2005-1 Class 1A1 5.500%, 02/25/35	1,313,959	1,357,131
MASTER Seasoned Securitization Trust Series 2005-1 Class 1A1 6.763%, 09/25/32 (b)	870,266	915,090
Merrill Lynch Mortgage Investors, Inc. Series 2005-A2 Class A2 2.621%, 02/25/35 (b)	1,656,824	1,351,303
Morgan Stanley Reremic Trust Series 2010-R9 Class 3B 5.000%, 11/26/36 (144A)	2,100,000	2,042,250
PHH Mortgage Capital LLC Series 2007-1SLW Class A1 6.600%, 12/25/27 (144A)	1,010,485	986,830
Residential Accredit Loans, Inc. Series 2002-QS14 Class A12 5.500%, 09/25/32	249,778	255,332
Series 2004-QS16 Class 1A1 5.500%, 12/25/34	1,221,567	1,238,574
Series 2004-QS5 Class A3 5.750%, 04/25/34	450,000	455,911
Series 2004-QS5 Class A5 4.750%, 04/25/34	780,385	784,992
Series 2004-QS5 Class A6 0.835%, 04/25/34 (b)	512,004	474,374
Series 2005-QR1 Class A 6.000%, 10/25/34	962,111	976,667
Series 2005-QS3 Class 2A1 5.000%, 03/25/20	1,084,655	1,042,197

Security Description	Par Amount	Value

Collateralized Mortgage Obligations—(Continued)
Residential Asset Securitization Trust Series 2004-A10 Class A1 5.500%, 02/25/35	$735,322	$742,328
Series 2005-A9 Class A1 5.500%, 07/25/35	991,461	926,053
Residential Funding Mortgage Securities I Series 2005-S6 Class A7 5.500%, 08/25/35	225,156	227,490
Sasco Net Interest Margin Trust Series 2003-BC1 Class B 1.292%, 05/27/33 (144A) (c) (f)	47,096	15
Sequoia Mortgage Trust Series 2003-5 Class A1 0.851%, 09/20/33 (b)	384,428	335,619
Series 2005-2 Class A1 0.451%, 03/20/35 (b)	409,520	322,351
Series 2005-3 Class A1 0.431%, 05/20/35 (b)	285,235	230,792
Series 2011-2 Class A1 3.900%, 09/25/41 (b)	600,000	601,236
Structured Adjustable Rate Mortgage Loan Trust Series 2004-1 Class 3A3 2.579%, 02/25/34 (b)	385,281	328,304
Structured Asset Securities Corp. Series 2003-22A Class 3A 2.567%, 06/25/33 (b)	908,504	836,940
Series 2003-31A Class 3A 2.584%, 10/25/33 (b)	1,231,011	1,099,574
Series 2005-15 Class 4A1 6.000%, 08/25/35	443,308	391,961
Series 2005-6 Class 4A1 5.000%, 05/25/35	1,313,468	1,295,263
Thornburg Mortgage Securities Trust Series 2004-1 Class II2A 1.743%, 03/25/44 (b)	1,126,989	955,146
Series 2004-1 Class II4A 4.157%, 03/25/44 (b)	294,180	279,621
Vericrest Opportunity Loan Transferee Series 2011-NL1A Class A1 5.926%, 12/26/50 (144A) (b)	392,283	393,321
WaMu Mortgage Pass-Through Certificates Series 2004-AR12 Class A2A 0.640%, 10/25/44 (b)	151,935	116,214
Series 2004-AR14 Class A1 2.576%, 01/25/35 (b)	1,388,179	1,283,953
Series 2004-AR3 Class A2 2.577%, 06/25/34 (b)	1,278,345	1,243,038
Series 2005-AR10 Class 1A2 2.508%, 09/25/35 (b)	425,000	360,794
Series 2005-AR10 Class 1A4 2.508%, 09/25/35 (b)	225,925	183,678
Series 2005-AR7 Class A2 2.581%, 08/25/35 (b)	675,000	617,528
Wells Fargo Mortgage Backed Securities Trust Series 2004-7 Class 1A1 4.500%, 07/25/19	176,325	180,967

MIST-295

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Par Amount	Value

Collateralized Mortgage Obligations—(Continued)
Series 2004-E Class A2 4.500%, 05/25/34 (b)	$175,540	$172,137
Series 2004-H Class A1 2.767%, 06/25/34 (b)	111,432	110,693
Series 2004-V Class 1A2 2.725%, 10/25/34 (b)	327,424	313,237
Series 2005-9 Class 1A14 5.500%, 10/25/35	352,435	351,491
Series 2005-9 Class 2A6 5.250%, 10/25/35	689,360	666,088
Series 2005-AR10 Class 2A16 2.720%, 06/25/35 (b)	1,036,272	960,341
Series 2005-AR15 Class 1A4 5.039%, 09/25/35 (b)	427,707	414,059
Series 2005-AR16 Class 3A2 2.709%, 10/25/35 (b)	1,541,958	1,418,013
Series 2005-AR6 Class A1 5.013%, 04/25/35 (144A) (b)	210,689	200,524
Series 2006-2 Class 3A1 5.750%, 03/25/36	2,650,089	2,591,239
Series 2006-AR6 Class 5A1 4.636%, 03/25/36 (b)	1,693,615	1,588,117

		90,195,092

Commercial Mortgage-Backed Securities—3.4%
American Tower Trust Series 2007-1A Class D 5.957%, 04/15/37 (144A)	1,082,000	1,168,518
Bayview Commercial Asset Trust Series 2004-1 Class A 0.595%, 04/25/34 (144A) (b)	630,090	524,657
Series 2006-SP1 Class IO 2.930%, 04/25/36 (144A) (b) (h)	4,596,780	171,618
Series 2007-2A Class IO 3.573%, 07/25/37 (144A) (h)	8,475,337	688,197
Series 2007-4A Class A1 0.685%, 09/25/37 (144A) (b)	1,133,081	783,509
Series 2007-4A Class IO 3.855%, 09/25/37 (144A) (h)	11,940,176	1,044,765
Bear Stearns Commercial Mortgage Securities, Inc.
Series 2002-TOP6 Class E 7.110%, 10/15/36 (144A) (b)	900,000	882,757
Series 2006-PW12 Class AJ 5.759%, 09/11/38 (b)	575,000	456,113
Series 2007-PW16 Class A4 5.715%, 06/11/40 (b)	900,000	963,922
CFCRE Commercial Mortgage Trust Series 2011-C1 Class C 5.552%, 04/15/44 (144A) (b)	750,000	699,044
Commercial Mortgage Pass-Through Certificates
Series 2000-C1 Class G 6.850%, 08/15/33 (144A)	300,000	269,487
Series 2011-THL Class D 5.605%, 06/09/28 (144A)	250,000	235,908
Series 2011-THL Class E 5.949%, 06/09/28 (144A)	100,000	94,048

Security Description	Par Amount	Value

Commercial Mortgage-Backed Securities—(Continued)
Credit Suisse First Boston Mortgage Securities Corp.
Series 2002-CKN2 Class H 6.122%, 04/15/37 (144A)	$70,000	$45,649
Series 2002-CKP1 Class G 7.165%, 12/15/35 (144A)	400,000	400,863
Series 2003-C3 Class F 4.518%, 05/15/38 (144A)	250,000	229,733
Series 2003-C3 Class G 4.617%, 05/15/38 (144A)	600,000	519,243
Credit Suisse Mortgage Capital Certificates
Series 2006-C5 Class AM 5.343%, 12/15/39	800,000	714,025
CW Capital Cobalt, Ltd.
Series 2006-C1 Class A2 5.174%, 08/15/48	233,179	232,888
DBUBS Mortgage Trust Series 2011-LC1A Class C
5.557%, 11/10/46 (144A) (b)	600,000	534,003
Series 2011-LC3A Class B 5.414%, 08/10/44 (144A) (b)	1,400,000	1,273,170
Extended Stay America Trust
Series 2010-ESHA Class C 4.860%, 11/05/27 (144A)	800,000	768,405
GMAC Commercial Mortgage Securities, Inc.
Series 2003-C1 Class H 5.310%, 05/10/36 (144A)	792,000	732,915
Series 2003-C2 Class G 5.469%, 05/10/40 (144A)	425,000	378,158
Series 2003-C3 Class E 5.307%, 04/10/40 (b)	450,000	440,211
GS Mortgage Securities Corp. II
Series 2006-GG8 Class A4 5.560%, 11/10/39	800,000	848,515
Series 2006-GG8 Class AM 5.591%, 11/10/39	1,270,000	1,154,448
Series 2011-ALF Class D 4.209%, 02/10/21 (144A)	850,000	806,310
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2003-CB6 Class G 5.550%, 07/12/37 (144A) (b)	350,000	269,180
Series 2006-FL2A Class G 0.589%, 11/15/18 (144A) (b)	897,449	778,512
Series 2010-C2 Class A2 3.616%, 11/15/43 (144A)	1,000,000	990,204
Series 2010-C2 Class C 5.531%, 11/15/43 (144A) (b)	300,000	269,964
Series 2011-CCHP Class D 4.650%, 07/15/28 (144A) (b)	850,000	834,555
LB-UBS Commercial Mortgage Trust
Series 2002-C4 Class J 5.616%, 10/15/35 (144A)	1,700,000	1,635,836
Lehman Brothers Small Balance Commercial
Series 2006-2A Class 1A 0.435%, 09/25/36 (144A) (b)	477,300	352,493
Series 2006-3A Class 2A2 5.410%, 12/25/36 (144A) (b)	594,012	585,742
Series 2007-3A Class 1A2 1.085%, 10/25/37 (144A) (b)	296,810	273,138

MIST-296

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Par Amount	Value

Commercial Mortgage-Backed Securities—(Continued)
LSTAR Commercial Mortgage Trust Series 2011-1 Class C 5.759%, 06/25/43 (144A) (b)	$942,000	$847,313
Merrill Lynch Financial Assets, Inc. Series 2007-CA22 Class A2 4.711%, 03/12/49 (CAD) (b)	350,000	349,589
Merrill Lynch Mortgage Trust Series 2003-KEY1 Class B 5.334%, 11/12/35 (b)	750,000	728,038
Series 2005-MCP1 Class A2 4.556%, 06/12/43	250,695	251,521
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-1 Class A2 5.439%, 02/12/39	103,024	102,949
Morgan Stanley Capital I Series 2007-XLF9 Class B 0.830%, 12/15/20 (144A) (b)	455,000	422,517
Series 2007-XLF9 Class C 0.930%, 12/15/20 (144A) (b)	700,000	643,042
Timberstar Trust Series 2006-1A Class A 5.668%, 10/15/36 (144A)	540,000	583,334
Series 2006-1A Class F 7.530%, 10/15/36 (144A)	1,549,000	1,417,801
Wachovia Bank Commercial Mortgage Trust Series 2006-C29 Class AJ 5.368%, 11/15/48	1,050,000	650,810
Wells Fargo Commercial Mortgage Trust Series 2010-C1 Class C 5.590%, 11/15/43 (144A) (b)	950,000	908,570
WF-DB Commercial Mortgage Trust Series 2011-BXR Class D 5.914%, 07/05/24 (144A)	1,000,000	955,358
WF-RBS Commercial Mortgage Trust Series 2011-C2 Class C 5.392%, 02/15/44 (144A)	250,000	226,302
Series 2011-C4 Class D 5.250%, 06/15/44 (144A) (b)	400,000	340,989

		31,478,836

Total Mortgage-Backed Securities (Cost $123,863,144)		121,673,928

Loan Participation—11.5%

Aerospace & Defense—0.3%
DAE Aviation Holdings, Inc. 5.260%, 07/31/14 (b)	1,048,779	989,785
5.260%, 07/31/14 (b)	1,007,707	943,466
DynCorp International LLC 6.300%, 07/05/16 (b)	425,857	418,140
Hunter Defense Technologies, Inc. 3.658%, 08/22/14 (b)	681,923	620,550

		2,971,941

Airlines—0.2%
Allegiant Travel Co. 5.750%, 03/10/17 (b)	995,000	987,538

Security Description	Par Amount	Value

Airlines—(Continued)
Delta Air Lines, Inc. 4.250%, 03/07/16 (b)	$910,425	$837,591

		1,825,129

Auto Components—0.5%
Delphi Corp. 3.500%, 03/31/17 (b)	1,218,750	1,208,086
Federal Mogul Corp. 2.160%, 12/29/14 (b)	572,447	528,798
2.170%, 12/28/15 (b)	292,065	269,795
Goodyear Tire & Rubber Co. (The) 1.940%, 04/30/14 (b)	750,000	726,094
Remy International, Inc. 6.250%, 12/16/16 (b)	645,125	624,158
UCI International, Inc. 5.500%, 07/26/17 (b)	992,500	987,537

		4,344,468

Automobiles—0.3%
Chrysler Group LLC 6.000%, 05/24/17 (b)	3,107,587	2,716,933

Biotechnology—0.3%
Grifols, Inc. 6.000%, 06/01/17 (b)	2,588,512	2,547,368

Building Products—0.0%
Hillman Group, Inc. 5.000%, 05/27/16 (b)	271,563	264,841

Capital Markets—0.0%
LPL Investment Holdings, Inc. 5.250%, 06/28/17 (b)	430,366	430,369

Chemicals—0.4%
Chemtura Corp. 5.500%, 08/27/16 (b)	855,000	852,863
Huntsman International LLC 2.800%, 04/19/17 (b)	156,281	147,784
Ineos Holdings, Ltd. 7.501%, 12/16/13 (b) (EUR)	147,676	193,573
8.001%, 12/16/14 (b) (EUR)	162,165	213,656
Ineos U.S. Finance LLC 7.501%, 12/16/13 (b)	341,013	340,869
8.001%, 12/16/14 (b)	341,853	343,418
Univar, Inc. 5.000%, 06/30/17 (b)	1,200,925	1,130,821

		3,222,984

Commercial Services & Supplies—0.3%
Aquilex Holdings LLC 6.000%, 04/01/16 (b)	219,772	195,707
Autotrader.com, Inc. 4.000%, 12/15/16 (b)	373,125	365,663
CEVA Group plc 5.369%, 11/04/13 (b)	316,996	292,825
5.253%, 08/31/16 (b)	582,087	537,703

MIST-297

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Loan Participation—(Continued)

Security Description	Par Amount	Value

Commercial Services & Supplies—(Continued)
5.253%, 08/31/16 (b)	$227,563	$210,211
Synagro Technologies, Inc. 2.230%, 04/02/14 (b)	216,445	186,323
Waste Industries USA, Inc. 4.750%, 03/17/17 (b)	925,350	872,143

		2,660,575

Communications Equipment—0.1%
CommScope, Inc. 5.000%, 01/14/18 (b)	631,825	621,757

Construction & Engineering—0.0%
URS Corp. 2.489%, 05/15/13 (b)	179,988	179,628

Construction Materials—0.2%
Fairmount Minerals, Ltd. 5.250%, 03/15/17 (b)	1,162,500	1,147,487
U.S. Silica Co. 4.750%, 06/01/17 (b)	374,063	372,192

		1,519,679

Containers & Packaging—0.6%
BWAY Corp. 4.500%, 02/23/18 (b)	253,963	243,931
Exopack LLC 6.500%, 05/26/17 (b)	3,479,471	3,270,703
ICL Industrial Containers 7.250%, 02/23/18 (b)	22,548	21,657
Ranpak Corp. 4.750%, 04/20/17 (b)	861,300	829,001
Reynolds Group Holdings, Inc. 6.500%, 02/09/18 (b)	756,200	735,579
3.750%, 04/05/18 (b)	129,675	127,308

		5,228,179

Diversified Consumer Services—0.1%
Affinion Group, Inc. 5.000%, 10/10/16 (b)	1,384,556	1,263,989

Diversified Financial Services—0.2%
MSCI, Inc. 3.750%, 03/14/17 (b)	456,208	454,839
Race Point Power 7.750%, 01/11/18 (b)	1,000,213	978,958

		1,433,797

Diversified Telecommunication Services—0.2%
Intelsat Jackson Holdings, Ltd. 3.246%, 02/02/14 (b)	450,000	421,123
Telesat Canada 3.240%, 10/31/14 (b)	1,707,026	1,662,575

		2,083,698

Electric Utilities—0.1%
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc. 4.750%, 10/10/17 (b)	1,710,495	1,147,905

Security Description	Par Amount	Value

Electrical Equipment—0.1%
Generac CCMP Acquisition Corp. 2.740%, 11/11/13 (b)	$432,375	$419,810
Pelican Products, Inc. 5.000%, 03/07/17 (b)	833,700	809,731

		1,229,541

Electronic Equipment, Instruments & Components—0.3%
Aeroflex Holding, Inc. 4.250%, 05/09/18 (b)	1,100,000	1,064,943
Flextronics International, Ltd. 2.470%, 10/01/14 (b)	1,754,756	1,701,569
2.489%, 10/01/14 (b)	370,189	358,969

		3,125,481

Energy Equipment & Services—0.3%
Frac Tech International LLC 6.250%, 05/06/16 (b)	2,978,163	2,926,045

Food & Staples Retailing—0.1%
Rite Aid Corp. 4.500%, 03/02/18 (b)	1,146,861	1,062,280

Food Products—0.3%
Darling International, Inc. 5.375%, 12/16/16 (b)	400,000	398,000
Del Monte Foods Co. 4.500%, 03/08/18 (b)	743,137	692,181
Pierre Foods, Inc. 7.000%, 09/30/16 (b)	1,386,000	1,356,977

		2,447,158

Health Care Equipment & Supplies—0.2%
Fresenius U.S. Finance I, Inc. 3.500%, 09/10/14 (b)	466,337	461,172
Immucor, Inc. 7.750%, 08/17/18 (b)	1,575,000	1,556,494

		2,017,666

Health Care Providers & Services—2.2%
AccentCare, Inc. 6.500%, 02/24/17 (b)	641,875	590,525
Alliance Healthcare Services, Inc. 7.250%, 06/01/16 (b)	981,867	892,802
Ardent Medical Services, Inc. 6.500%, 09/15/15 (b)	445,000	431,650
6.500%, 09/18/15 (b)	832,325	810,997
Aveta Holdings LLC 8.500%, 04/14/15 (b)	1,859,704	1,823,680
CareStream Health, Inc. 5.000%, 02/25/17 (b)	845,709	712,510
Gentiva Health Services, Inc. 4.750%, 08/17/16 (b)	2,834,659	2,422,755
Hanger Orthopedic Group, Inc. 4.000%, 12/01/16 (b)	1,240,625	1,197,203
HCA, Inc. 3.619%, 03/31/17 (b)	251,355	237,217
3.619%, 05/01/18 (b)	104,810	101,941

MIST-298

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Loan Participation—(Continued)

Security Description	Par Amount	Value

Health Care Providers & Services—(Continued)
Iasis Healthcare LLC 5.000%, 05/03/18 (b)	$721,375	$677,912
IMS Health, Inc. 4.500%, 08/25/17 (b)	653,992	643,263
inVentiv Health, Inc. 6.500%, 08/04/16 (b)	1,725,674	1,649,641
Kindred Healthcare, Inc. 5.250%, 06/01/18 (b)	1,615,950	1,503,407
Prime Healthcare Services, Inc. 7.250%, 04/22/15 (b)	1,379,000	1,323,840
Renal Advantage Holdings, Inc. 5.750%, 12/16/16 (b)	946,497	943,733
Select Medical Corp.
5.500%, 05/25/18 (b)	1,773,124	1,659,848
Universal Health Services, Inc.
4.000%, 11/15/16 (b)	992,097	965,876
Virtual Radiologic Corp.
7.750%, 11/03/16 (b)	1,343,250	1,282,804

		19,871,604

Health Care Technology—0.1%
MedAssets, Inc.
5.250%, 11/16/16 (b)	860,670	845,178

Hotels, Restaurants & Leisure—0.3%
DineEquity, Inc.
4.250%, 10/19/17 (b)	461,965	448,579
Dunkin’ Brands Group, Inc.
4.000%, 11/23/17 (b)	1,950,287	1,893,846
Wendy’s/Arby’s Restaurants LLC
5.000%, 05/24/17 (b)	503,169	501,702

		2,844,127

Independent Power Producers & Energy Traders—0.4%
AES Corp. (The)
4.250%, 06/01/18 (b)	1,437,775	1,409,789
Calpine Corp.
4.500%, 04/02/18 (b)	1,223,850	1,156,373
NRG Energy, Inc.
4.000%, 07/02/18 (b)	925,000	906,306

		3,472,468

Industrial Conglomerates—0.0%
Pinafore LLC
0.000%, 09/29/16 (i)	406,594	400,243

Insurance—0.4%
Alliant Holdings I, Inc.
3.369%, 08/21/14 (b)	232,993	221,343
6.750%, 08/21/14 (b)	974,457	967,757
AmWINS Group, Inc.
4.540%, 06/08/13 (b)	728,181	686,311
CNO Financial Group, Inc.
6.250%, 09/30/16 (b)	411,709	409,445
HUB International Holdings, Inc.
6.750%, 06/13/14 (b)	1,051,275	1,036,825
USI Holdings Corp.
2.740%, 05/05/14 (b)	546,266	499,604
7.000%, 05/05/14 (b)	249,900	239,487

		4,060,772

Security Description	Par Amount	Value

Internet & Catalog Retail—0.0%
HGI Holdings, Inc.
6.750%, 10/01/16 (b)	$421,656	$404,474

IT Services—0.2%
First Data Corp.
2.985%, 09/24/14 (b)	39,688	34,590
4.235%, 03/23/18 (b)	372,933	303,864
TASC, Inc.
4.500%, 12/18/15 (b)	736,842	704,838

		1,043,292

Machinery—0.2%
Hudson Products Holdings, Inc.
7.250%, 08/24/15 (b)	560,749	501,871
Scotsman Industries, Inc.
5.756%, 04/29/16 (b)	480,292	470,686
Terex Corp.
5.500%, 04/28/17 (b)	425,000	418,253

		1,390,810

Media—0.7%
Cengage Learning Acquisitions, Inc.
2.490%, 07/03/14 (b)	744,186	585,116
Charter Communications Operating LLC
7.250%, 03/06/14 (b)	7,524	7,543
3.620%, 09/06/16 (b)	1,329,699	1,290,227
Interactive Data Corp.
4.500%, 02/12/18 (b)	1,227,631	1,181,595
Kasima LLC
5.000%, 03/31/17 (b)	845,750	820,377
Mediacom Broadband LLC
4.500%, 10/23/17 (b)	987,500	954,587
Wideopenwest Finance LLC
2.730%, 06/27/14 (b)	292,857	274,309
6.720%, 06/27/14 (b)	1,461,698	1,408,711

		6,522,465

Metals & Mining—0.3%
American Rock Salt Holdings LLC
5.500%, 04/25/17 (b)	723,188	693,812
Niagra Corp.
0.000%, 06/29/14 (i)	300,795	275,228
Novelis, Inc.
3.750%, 03/10/17 (b)	818,813	799,366
SunCoke Energy, Inc.
4.000%, 07/26/18 (b)	375,000	372,187
Walter Energy, Inc.
4.000%, 04/02/18 (b)	872,812	846,082

		2,986,675

Multiline Retail—0.1%
Savers, Inc.
4.250%, 03/03/17 (b)	1,049,725	1,035,291

Oil, Gas & Consumable Fuels—0.3%
Glenn Pool Oil & Gas Trust
4.500%, 05/02/16 (b)	2,563,599	2,544,372

MIST-299

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Loan Participation—(Continued)
Security Description	Par Amount	Value

Personal Products—0.1%
Revlon Consumer Products Corp.
5.740%, 11/17/17 (b)	$787,906	$765,009

Pharmaceuticals—0.3%
Axcan Pharma, Inc.
5.500%, 01/25/17 (b)	1,662,438	1,482,894
Endo Pharmaceuticals Holdings, Inc.
4.000%, 06/18/18 (b)	965,571	963,848

		2,446,742

Professional Services—0.1%
Scitor Corp.
5.000%, 02/15/17 (b)	496,250	457,170

Real Estate Management & Development—0.0%
Fidelity National Information Solutions, Inc.
5.250%, 07/18/16 (b)	499,950	499,848

Road & Rail—0.1%
Swift Transportation Co., Inc. 6.000%, 12/21/16 (b)	589,451	572,946

Semiconductors & Semiconductor Equipment—0.1%
Freescale Semiconductor, Inc. 4.472%, 12/01/16 (b)	993,502	912,780

Software—0.3%
Cinedigm Digital Funding I LLC 5.250%, 04/29/16 (b)	561,293	540,713
Nuance Communications, Inc. 3.240%, 03/31/16 (b)	738,876	721,697
Telcordia Technologies 6.750%, 04/09/16 (b)	272,366	271,687
Vangent, Inc. 2.240%, 02/14/13 (b)	447,091	445,415
Verint Systems, Inc. 4.500%, 10/27/17 (b)	573,563	559,940
Vertafore, Inc. 5.250%, 07/29/16 (b)	377,151	364,188

		2,903,640

Specialty Retail—0.1%
Pilot Travel Centers LLC 4.250%, 03/30/18 (b)	682,500	674,679

Wireless Telecommunication Services—0.1%
MetroPCS Wireless, Inc. 4.000%, 03/16/18 (b)	994,996	956,937

Total Loan Participation (Cost $107,661,977)		104,882,933

U.S. Treasury & Government Agencies—7.6%

Security Description	Par Amount	Value

Agency Sponsored Mortgage-Backed—3.1%
Fannie Mae 15 Yr. Pool 4.000%, 07/01/18	$475,961	$506,945
5.000%, 02/01/20	224,214	243,469
5.000%, 10/01/20	1,174,940	1,273,625
5.000%, 12/01/21	128,167	138,453
5.000%, 02/01/22	57,651	62,134
5.000%, 06/01/22	103,329	111,363
5.000%, 09/01/22	1,053,938	1,135,885
5.000%, 07/01/23	1,243,755	1,338,129
Fannie Mae 20 Yr. Pool 5.500%, 03/01/25	285,529	312,627
Fannie Mae 30 Yr. Pool 7.000%, 09/01/29	444	512
7.500%, 01/01/30	1,431	1,655
7.500%, 10/01/30	171	199
6.500%, 07/01/31	429	486
6.500%, 10/01/31	1,226	1,383
6.000%, 12/01/31	2,716	3,017
6.500%, 02/01/32	1,717	1,936
6.000%, 03/01/32	1,880	2,088
4.500%, 03/01/35	242,473	258,550
4.500%, 07/01/35	610,035	650,291
6.500%, 12/01/36	7,285	8,107
6.500%, 03/01/37	139,401	154,619
6.000%, 07/01/37	255,351	280,703
6.500%, 10/01/37	241,336	267,681
6.000%, 07/01/38	2,006,254	2,204,185
3.500%, 11/01/40	5,799,160	5,969,148
Fannie Mae Interest Strip 6.000%, 01/01/32 (h)	37,949	6,493
6.000%, 04/01/32 (h)	26,248	4,535
5.500%, 01/01/33 (h)	157,415	26,911
6.000%, 03/01/33 (h)	29,590	4,872
Fannie Mae REMICS 7.500%, 01/25/42	15,573	18,829
Freddie Mac 15 Yr. Gold Pool 5.500%, 10/01/16	4,027	4,360
6.000%, 06/01/17	40,292	43,279
4.500%, 11/01/18	211,134	225,700
5.000%, 12/01/21	377,108	407,136
Freddie Mac 30 Yr. Gold Pool 5.000%, 05/01/34	576,143	621,161
5.000%, 06/01/35	291,288	313,866
6.000%, 06/01/35	100,132	110,496
6.000%, 12/01/36	148,696	163,667
5.000%, 05/01/37	1,559,841	1,680,014
5.000%, 12/01/39	594,887	649,456
3.500%, 10/01/40	1,457,069	1,498,064
Freddie Mac REMICS 5.000%, 08/15/35	219,017	228,148
Freddie Mac Strips 6.000%, 12/01/31 (h)	96,813	15,218
1.407%, 06/15/31 (c) (j)	15,110	12,513
Ginnie Mae I 15 Yr. Pool 6.000%, 05/15/17	3,729	4,077
5.000%, 10/15/18	304,176	329,348
5.500%, 08/15/19	92,428	100,597
5.500%, 10/15/19	366,189	397,636

MIST-300

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Par Amount	Value

Agency Sponsored Mortgage-Backed—(Continued)
6.000%, 06/15/17	$3,842	$4,201
6.000%, 08/15/19	28,891	31,299
7.000%, 05/15/23	4,827	5,578
6.000%, 02/15/24	3,309	3,704
6.000%, 11/15/28	3,241	3,643
6.500%, 03/15/29	5,757	6,658
7.000%, 03/15/31	850	997
6.500%, 02/15/32	3,653	4,225
6.500%, 03/15/32	4,000	4,627
6.500%, 11/15/32	8,209	9,495
6.000%, 02/15/33	6,197	6,946
6.000%, 03/15/33	22,747	25,499
6.000%, 06/15/33	23,493	26,334
6.000%, 07/15/33	21,619	24,234
4.500%, 09/15/33	353,642	387,137
6.000%, 09/15/33	27,907	31,282
6.000%, 10/15/33	13,719	15,379
5.500%, 01/15/34	226,051	251,101
5.500%, 04/15/34	98,033	108,958
4.500%, 05/15/34	392,200	429,060
5.500%, 07/15/34	467,825	518,443
6.000%, 08/15/34	80,470	90,171
5.500%, 10/15/34	345,509	383,796
4.500%, 12/15/34	279,820	305,973
4.500%, 04/15/35	877,781	959,273
5.000%, 04/15/35	27,922	30,917
5.500%, 06/15/35	172,129	191,002
4.500%, 09/15/35	886,335	968,621
4.500%, 10/15/35	426,429	466,019
5.500%, 11/15/35	177,827	197,190
5.750%, 10/15/38	363,265	403,605
Ginnie Mae II 30 Yr. Pool 6.000%, 05/20/32	46,437	52,046
5.000%, 08/20/34	333,934	369,463
6.000%, 11/20/33	53,416	59,867
5.500%, 03/20/34	31,823	35,476

		28,205,785

Federal Agencies—0.5%
Government National Mortgage Association
4.500%, 09/20/39	2,000,000	2,228,098
1.754%, 10/16/43 (b) (h)	9,273,557	718,432
1.294%, 03/16/51 (b) (h)	13,805,920	759,878
1.642%, 04/16/51 (b) (h)	5,990,197	419,077
1.475%, 10/16/52 (b) (h)	6,454,181	514,021

		4,639,506

U.S. Treasury—4.0%
U.S. Treasury Bonds 6.250%, 08/15/23 (a)	87,000	124,016
5.375%, 02/15/31 (a)	1,750,000	2,462,031
4.500%, 02/15/36 (a)	1,610,000	2,084,950
5.000%, 05/15/37 (a)	289,000	402,388
4.375%, 02/15/38	1,727,000	2,206,512
4.500%, 05/15/38 (a)	4,704,000	6,127,694
4.250%, 05/15/39 (a)	3,110,000	3,914,227
4.500%, 08/15/39 (a)	8,590,000	11,244,851

Security Description	Par Amount	Value

U.S. Treasury—(Continued)
4.375%, 11/15/39 (a)	$455,000	$585,030
U.S. Treasury Note 3.125%, 05/15/19 (a)	6,700,000	7,465,267

		36,616,966

Total U.S. Treasury & Government Agencies (Cost $60,916,934)		69,462,257

Municipals—6.6%
Brazos River Harbor, TX Navigation District Revenue Bonds Dow Chemical Co. Project
Series A 5.950%, 05/15/33 (b)	3,360,000	3,450,787
Brunswick & Glynn County GA, Development Authority Revenue Georgia-Pacific Corp. Project
5.550%, 03/01/26	800,000	780,600
Butler AL, Industrial Development Board Solid Waste Disposal Revenue Georgia-Pacific Corp. Project
5.750%, 09/01/28	625,000	616,331
California State University Revenue Systemwide
Series A 5.000%, 11/01/39	1,502,000	1,553,774
Charleston SC, Waterworks & Sewer Revenue Capital Improvement
5.000%, 01/01/35	350,000	390,149
5.000%, 01/01/41	1,975,000	2,189,208
Charlotte Special Facilities Revenue Refunding Charlotte/Douglas International Airport
5.600%, 07/01/27	1,000,000	894,790
Connecticut State Health & Educational, Facility Authority Revenue, Yale University
Series A-2 5.000%, 07/01/40	2,000,000	2,182,080
Series Z-1 5.000%, 07/01/42	1,451,000	1,560,957
Cook County IL, Revenue Navistar International-Recovery Zone Facility
6.500%, 10/15/40	1,275,000	1,323,412
Dallas-Fort Worth TX, International Airport Facilities Improvement Corp. Revenue American Airlines, Inc.
6.375%, 05/01/35	1,420,000	1,028,790
Hampton Roads Sanitation District VA, Wastewater Revenue
5.000%, 04/01/38	550,000	589,347
Harris County, TX Metropolitan Transit Authority, Sales & Use Tax Series A
5.000%, 11/01/41	1,200,000	1,308,000
Houston TX, Higher Education Finance Corp. Revenue Rice University Project
Series A 5.000%, 05/15/40	1,000,000	1,091,230

MIST-301

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Municipals—(Continued)

Security Description	Par Amount	Value

Series B 4.500%, 11/15/37	$1,700,000	$1,743,758
Indianapolis Airport Authority Federal Express Corp. Project
5.100%, 01/15/17	660,000	735,339
Louisiana Local Government Environmental Facilities Community Development Authority Revenue Westlake Chemical Corp. Projects
6.750%, 11/01/32	1,550,000	1,628,414
Massachusetts State Development Finance Agency Revenue Board Institute, Inc.
Series A 5.250%, 04/01/37	1,350,000	1,417,905
5.375%, 04/01/41	400,000	421,728
Massachusetts State Development Finance Agency Revenue Harvard University Series B-1 5.000%, 10/15/40	800,000	901,432
Massachusetts State Health & Educational Facilities Authority Revenue Harvard University
Series A 5.500%, 11/15/36	4,300,000	4,909,740
Massachusetts State Health & Educational Facilities Authority Revenue Massachusetts Institute of Technology
Series K 5.500%, 07/01/32	950,000	1,236,738
Series O 6.000%, 07/01/36	675,000	791,566
Missouri State Health & Educational Facilities Authority Revenue Washington University
Series A 5.000%, 11/15/39	1,900,000	2,094,028
New Hampshire Health & Educational Facilities Authority Revenue, Wentworth Douglas Hospital
Series A 6.500%, 01/01/41	600,000	649,266
New Jersey Economic Development Authority Special Facilities Revenue, Continental Airlines, Inc. Project
6.250%, 09/15/29	2,718,000	2,577,697
7.000%, 11/15/30 (b)	117,000	117,009
New Jersey State Transportation Trust Fund Authority Transportation Systems
Series A 5.500%, 06/15/41	2,000,000	2,190,160
New York City Transitional Finance Authority Revenue Future Tax Secured
Series C 5.000%, 11/01/33	300,000	326,199
New York State Dormitory Authority Revenues Non State Supported Debt, Columbia University
5.000%, 07/01/38	2,500,000	2,730,725
5.000%, 10/01/41	740,000	832,145

Security Description	Par Amount	Value

New York State Dormitory Authority Revenues Non State Supported Debt, Cornell University
Series A 5.000%, 07/01/35	$175,000	$191,846
5.000%, 07/01/40	1,200,000	1,321,164
Port of Corpus Christi Authority TX Celanese Project
Series B 6.700%, 11/01/30	1,500,000	1,500,240
Selma AL, Industrial Development Board Revenue Gulf Opportunity Zone, International Paper Co. Projects,
Series A 6.250%, 11/01/33	800,000	843,976
St. John Baptist Parish LA, Revenue Bond Marathon Oil Corp.,
Series A 5.125%, 06/01/37	1,710,000	1,679,938
State of Ohio, Solid Waste Disposal Revenue USG Corp. Project
5.650%, 03/01/33	1,335,000	1,007,071
Sweetwater County WY, Solid Waste Disposal Revenue FMC Corp. Project
5.600%, 12/01/35	1,670,000	1,630,989
Texas A&M University Permit University Fund Series A 5.000%, 07/01/30	530,000	609,839
Texas Alliance Airport Authority, Inc. Special Facilities Revenue American Airlines, Inc. Project
5.250%, 12/01/29	1,010,000	656,399
5.750%, 12/01/29	3,250,000	2,255,467
Texas Brazos Harbor Industrial Development Corp., Environmental Facilities Revenue Dow Chemical Project.
5.900%, 05/01/38 (b)	1,505,000	1,533,610
Texas Gulf Coast Waste Disposal Authority Waste Management
Series A 5.200%, 05/01/28	945,000	950,708
Washington State General Obligation Unlimited, Motor Vehicle Fuel Taxable
Series B-1 5.000%, 08/01/39	1,050,000	1,151,525
Wisconsin State General Reserve 5.750%, 05/01/33	134,000	150,115
Yavapai County AZ, Industrial Development Authority Solid Waste Disposal Revenue Waste Management, Inc. Project
Series A-1 4.900%, 03/01/28	300,000	293,697

Total Municipals (Cost $56,035,124)		60,039,888

Convertible Bonds—4.7%

Biotechnology—0.2%
Cubist Pharmaceuticals, Inc. 2.500%, 11/01/17	800,000	1,096,000

MIST-302

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Convertible Bonds—(Continued)

Security Description	Par Amount	Value

Biotechnology—(Continued)
PDL BioPharma, Inc. 3.750%, 05/01/15	$1,050,000	$987,000

		2,083,000

Communications Equipment—0.1%
MasTec, Inc. 4.000%, 06/15/14 (a)	495,000	652,781

Electrical Equipment—0.2%
General Cable Corp. 4.500%, 11/15/19 (a) (k)	2,420,000	2,178,000

Electronic Equipment, Instruments & Components—0.1%
Vishay Intertechnology, Inc. 2.250%, 05/15/41 (144A)	1,295,000	867,650

Energy Equipment & Services—0.1%
Exterran Holdings, Inc. 4.250%, 06/15/14 (a)	1,365,000	1,245,562

Health Care Equipment & Supplies—0.7%
Hologic, Inc. 2.000%, 12/15/16 (a) (k)	3,000,000	3,116,250
NuVasive, Inc. 2.750%, 07/01/17	3,680,000	3,110,756

		6,227,006

Health Care Providers & Services—0.1%
Omnicare, Inc. 3.250%, 12/15/35	568,000	516,170

Internet Software & Services—0.2%
WebMD Health Corp. 2.250%, 03/31/16 (144A)	800,000	717,000
2.500%, 01/31/18 (144A)	1,900,000	1,549,070

		2,266,070

Machinery—0.3%
Greenbrier Cos., Inc. 3.500%, 04/01/18 (144A)	1,190,000	855,312
Navistar International Corp. 3.000%, 10/15/14	2,250,000	2,244,375

		3,099,687

Marine—0.1%
Horizon Lines, Inc. 4.250%, 08/15/12	1,114,000	818,790

Metals & Mining—0.2%
Vedanta Resources Jersey Co. 5.500%, 07/13/16	1,900,000	1,655,850

Oil, Gas & Consumable Fuels—0.7%
Alpha Appalachia Holdings, Inc. 3.250%, 08/01/15	3,264,000	2,909,040
Chesapeake Energy Corp. 2.500%, 05/15/37 (a)	990,000	947,925

Security Description	Par Amount	Value

Oil, Gas & Consumable Fuels—(Continued)
2.250%, 12/15/38 (a)	$1,250,000	$1,067,188
James River Coal Co. 3.125%, 03/15/18 (144A)	2,035,000	1,320,206

		6,244,359

Paper & Forest Products—0.1%
Sino-Forest Corp. 5.000%, 08/01/13 (144A)	500,000	137,500
4.250%, 12/15/16 (144A)	1,246,000	314,615

		452,115

Semiconductors & Semiconductor Equipment—1.1%
Intel Corp. 2.950%, 12/15/35	4,130,000	4,207,437
3.250%, 08/01/39	904,000	1,067,850
Lam Research Corp. 1.250%, 05/15/18 (144A)	2,199,000	2,047,819
Novellus Systems, Inc. 2.625%, 05/15/41 (144A)	3,110,000	2,701,813

		10,024,919

Software—0.4%
Concur Technologies, Inc. 2.500%, 04/15/15 (144A)	1,800,000	1,831,626
Mentor Graphics Corp. 4.000%, 04/01/31 (144A) (a)	2,213,000	2,022,129

		3,853,755

Wireless Telecommunication Services—0.1%
InterDigital, Inc. 2.500%, 03/15/16 (144A)	880,000	969,100

Total Convertible Bonds (Cost $45,419,979)		43,154,814

Asset-Backed Securities—4.0%

Asset-Backed-Automobiles—0.2%
AmeriCredit Automobile Receivables Trust Series 2010-4 Class D 4.200%, 11/08/16	400,000	405,540
Series 2011-3 Class D 4.040%, 07/10/17	300,000	304,249
Ford Auto Securitization Trust Series 2011-R1A Class A1 1.793%, 09/15/13 (144A) (CAD)	162,518	157,190
Series 2011-R1A Class A2 2.431%, 11/15/14 (144A) (CAD)	450,000	438,658
Prestige Auto Receivables Trust Series 2011-1A Class C 3.900%, 07/16/18 (144A)	577,000	588,619

		1,894,256

Asset-Backed-Home Equity—2.0%
Accredited Mortgage Loan Trust Series 2006-2 Class A3 0.385%, 09/25/36 (b)	1,780,245	1,325,932

MIST-303

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Par Amount	Value

Asset-Backed-Home Equity—(Continued)
ACE Securities Corp. Series 2004-HE4 Class M1 1.135%, 12/25/34 (b)	$578,893	$403,340
Series 2006-FM2 Class A2A 0.285%, 08/25/36 (b)	244,836	227,336
Aegis Asset Backed Securities Trust Series 2005-5 Class 1A 3 0.505%, 12/25/35 (b)	1,421,483	1,189,875
Ameriquest Mortgage Securities, Inc. Series 2003-AR3 Class M5 4.008%, 10/25/33 (b)	25,000	7,262
Asset Backed Securities Corp. Series 2005-HE3 Class M 2 0.675%, 04/25/35 (b)	432,864	416,773
Bayview Financial Acquisition Trust Series 2005-C Class M1 0.737%, 06/28/44 (b)	418,342	250,374
Bear Stearns Asset Backed Securities Trust Series 2003-SD1 Class M1 1.085%, 12/25/33 (b)	320,284	261,055
Series 2004-BO1 Class M3 1.285%, 10/25/34 (b)	835,000	559,865
Series 2006-4 Class A1 0.365%, 10/25/36 (b)	413,525	383,449
Carrington Mortgage Loan Trust Series 2005-NC1 Class M1 0.725%, 02/25/35 (b)	329,429	325,195
Series 2005-NC4 Class A3
0.635%, 09/25/35 (b)	160,800	147,381
Series 2006-FRE1 Class A2
0.345%, 07/25/36 (b)	517,094	475,457
Series 2007-FRE1 Class A1
0.355%, 02/25/37 (b)	168,599	162,188
Series 2007-HE1 Class A1
0.335%, 06/25/37 (b)	196,523	175,644
Citigroup Mortgage Loan Trust, Inc. Series 2005-HE2 Class M1 0.985%, 05/25/35 (144A) (b)	429,900	321,876
Series 2007-AHL3 Class A3A 0.295%, 07/25/45 (b)	474,872	355,840
Countrywide Asset-Backed Certificates Series 2005-13 Class 3AV3 0.485%, 04/25/36 (b)	516,651	439,009
Countrywide Asset-Backed Certificates Series 2005-2 Class M1 0.655%, 08/25/35 (b)	444,035	406,369
Series 2005-3 Class MV1
0.655%, 08/25/35 (b)	322,585	316,919
Series 2005-4 Class AF3
4.456%, 10/25/35	568,348	550,161
Series 2006-15 Class A2
5.683%, 10/25/46 (b)	699,681	677,038
Series 2006-3 Class 2A2
0.415%, 06/25/36 (b)	718,980	567,205
Series 2006-5 Class 2A2
0.415%, 08/25/36 (b)	468,489	388,011
Series 2007-1 Class 2A1
0.285%, 07/25/37 (b)	210,901	205,497

Security Description	Par Amount	Value

Asset-Backed-Home Equity—(Continued)
Series 2007-QH1 Class A1
0.435%, 02/25/37 (144A) (b)	$436,866	$272,080
Credit-Based Asset Servicing and Securitization LLC
Series 2006-MH1 Class M1 6.250%, 10/25/36 (144A)	375,000	374,363
Series 2007-CB4 Class A1A
0.325%, 04/25/37 (b)	391,566	266,721
Home Equity Asset Trust Series 2005-6 Class 1A2 0.515%, 12/25/35 (b)	400,649	366,886
Irwin Home Equity Corp. Series 2005-C Class 2M2 0.935%, 04/25/30 (b)	450,000	349,679
JPMorgan Mortgage Acquisition Corp. Series 2005-OPT2 Class A3 0.475%, 12/25/35 (b)	158,235	144,187
MASTER Asset Backed Securities Trust Series 2003-OPT1 Class MV5 5.485%, 12/25/32 (b)	13,521	1,740
Series 2005-HE1 Class M1 0.665%, 05/25/35 (b)	121,107	117,537
Morgan Stanley Capital, Inc. Series 2006-HE5 Class A2B 0.335%, 08/25/36 (b)	2,474	2,469
Series 2007-HE3 Class A2A 0.295%, 12/25/36 (b)	198,236	187,368
Morgan Stanley Home Equity Loan Trust Series 2007-2 Class A1 0.335%, 04/25/37 (b)	450,052	392,619
Novastar Home Equity Loan Series 2005-3 Class A2D 0.605%, 01/25/36 (b)	1,000,000	805,505
Option One Mortgage Loan Trust Series 2005-4 Class A3 0.495%, 11/25/35 (b)	841,540	765,518
Series 2007-HL1 Class 2A1
0.355%, 02/25/38 (b)	180,723	175,107
Origen Manufactured Housing Series 2004-A Class M1 5.910%, 01/15/35 (b)	647,523	702,668
Series 2005-A Class M1 5.460%, 06/15/36 (b)	384,597	391,251
Residential Asset Mortgage Products, Inc. Series 2005-EFC2 Class M2 0.705%, 07/25/35 (b)	525,000	452,934
Residential Asset Securities Corp. Series 2004-KS11 Class AI3 0.705%, 12/25/34 (b)	449,220	417,404
Series 2005-2XS Class 1A2A
4.510%, 02/25/35	20,614	20,645
Series 2005-KS12 Class A2
0.485%, 01/25/36 (b)	48,248	45,608
Series 2005-KS7 Class M1
0.675%, 08/25/35 (b)	517,000	487,548
Series 2007-BC2 Class A3 0.365%, 03/25/37 (b)	300,000	235,636
Soundview Home Equity Loan Trust Series 2007-NS1 Class A1 0.355%, 01/25/37 (b)	143,843	138,388

MIST-304

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Par Amount	Value

Asset-Backed-Home Equity—(Continued)
Wells Fargo Home Equity Trust Series 2005-3 Class AI1B 0.585%, 11/25/35 (b)	$296,426	$286,835
Series 2005-3 Class M1
0.645%, 11/25/35 (b)	311,000	255,534

		18,195,281

Asset-Backed—Other—1.8%
American General Mortgage Loan Trust Series 2010-1A Class A1 5.150%, 03/25/58 (144A)	180,669	185,142
Citicorp Residential Mortgage Securities, Inc. Series 2006-1 Class A4 5.939%, 07/25/36	1,560,000	1,490,033
Series 2006-2 Class A4
5.775%, 09/25/36	1,500,000	1,442,098
Series 2007-1 Class A4
5.892%, 03/25/37	1,150,000	1,048,343
Conseco Finance Securitizations Corp. Series 2001-3 Class A4 6.910%, 05/01/33	2,868	3,061
Series 2001-4 Class A4
7.360%, 09/01/33	1,902	2,075
Series 2002-1 Class A
6.681%, 12/01/33	69,244	73,671
Conseco Financial Corp. Series 1999-5 Class A5 7.860%, 03/01/30 (b)	126,712	112,556
Dominos Pizza Master Issuer LLC Series 2007-1 Class A2 5.261%, 04/25/37 (144A)	2,800,000	2,831,274
Series 2007-1 Class M1
7.629%, 04/25/37 (144A)	1,602,000	1,622,413
Ellington Loan Acquisition Trust Series 2007-1 Class A2A2 1.035%, 05/27/37 (144A) (b)	292,523	263,121
FBR Securitization Trust Series 2005-4 Class AV24 0.935%, 10/25/35 (b)	174,086	93,947
First Franklin Mortgage Loan Asset Backed Certificates
Series 2004-FF10 Class A3 0.775%, 09/25/34 (b)	251,944	231,387
Series 2005-FF5 Class M1 0.685%, 03/25/35 (b)	275,249	256,667
Series 2005-FFH3 Class M1 0.745%, 09/25/35 (b)	650,000	505,636
Fremont Home Loan Trust Series 2006-2 Class 2A2 0.345%, 02/25/36 (b)	22,702	22,481
Greenpoint Manufactured Housing Series 2000-3 Class IA 8.450%, 06/20/31	158,287	165,631
GSAMP Trust Series 2005-HE2 Class M1 0.665%, 03/25/35 (b)	202,226	190,343
Series 2006-HE5 Class A2B 0.335%, 08/25/36 (b)	281,105	265,928
Series 2006-HE8 Class A2B 0.365%, 01/25/37 (b)	205,769	182,512

Security Description	Shares/Par Amount	Value

Asset-Backed—Other—(Continued)
Indymac Residential Asset Backed Trust Series 2007-A Class 2A1 0.365%, 04/25/47 (b)	$34,225	$33,850
Leaf II Receivables Funding LLC Series 2010-3 Class B 4.900%, 02/20/22 (144A)	600,000	595,320
Lehman ABS Manufactured Housing Contract Trust
Series 2001-B Class A5 5.873%, 05/15/22	343,208	366,133
Lehman XS Trust Series 2005-7N Class 1A2A 0.585%, 12/25/35 (b)	682,288	223,557
Madison Avenue Manufactured Housing Contract Trust
Series 2002-A Class B1 3.485%, 03/25/32 (b)	250,000	227,292
Series 2002-A Class M2 2.485%, 03/25/32 (b)	1,500,000	1,374,078
Mid-State Trust Series 2010-1 Class B 7.000%, 12/15/45 (144A)	477,665	499,352
Series 2010-1 Class M 5.250%, 12/15/45 (144A)	525,432	525,930
Series 10 Class B 7.540%, 02/15/36	51,598	47,578
Residential Asset Mortgage Products, Inc. Series 2006-RZ3 Class A2 0.395%, 08/25/36 (b)	404,910	338,184
Specialty Underwriting & Residential Finance Series 2005-AB3 Class A2B
0.485%, 09/25/36 (b)	143,942	136,133
Structured Asset Investment Loan Trust Series 2005-4 Class M1
0.635%, 05/25/35 (b)	454,573	432,643
TAL Advantage LLC Series 2011-2A Class A
4.310%, 05/20/26 (144A)	580,000	590,218
TIAA Commercial Real Estate Securitization Series 2002-1A Class IV
6.840%, 05/22/37 (144A)	100,000	68,000

		16,446,587

Total Asset-Backed Securities (Cost $36,252,263)		36,536,124

Preferred Stocks—1.5%

Diversified Financial Services—1.2%
Capital One Capital VI (a)	1,365,000	1,368,412
Citigroup Capital XIII (b)	167,325	4,419,053
GMAC Capital Trust I Series 2 (b)	26,000	469,625
JPMorgan Chase & Co. (a) (b)	4,343,000	4,487,948

		10,745,038

Diversified Telecommunication Services—0.3%
Qwest Corp.	109,000	2,778,410

Total Preferred Stocks (Cost $12,564,997)		13,523,448

MIST-305

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Convertible Preferred Stocks—0.7%

Security Description	Shares/Par Amount	Value

Auto Components—0.2%
Goodyear Tire & Rubber Co. (The) 5.875%, 04/01/14	$58,180	$2,266,111

Commercial Banks—0.3%
Wells Fargo & Co. Series L
7.500%, 12/31/49	3,015	3,114,676

Real Estate Management & Development—0.2%
Forest City Enterprises, Inc. Series A
7.000%, 03/09/13	33,370	1,518,335

Total Convertible Preferred Stocks (Cost $7,203,327)		6,899,122

Common Stocks—0.1%

Airlines—0.0%
Delta Air Lines, Inc.* (a)	2,000	15,000
United Continental Holdings, Inc.* (a)	544	10,543

		25,543

Auto Components—0.0%
Lear Corp. (a)	3,422	146,804

Building Products—0.0%
Owens Corning, Inc.* (a)	2,967	64,325

Capital Markets—0.1%
Legg Mason, Inc. (a)	10,264	263,887

Commercial Services & Supplies—0.0%
Comdisco Holding Co., Inc.	83	432

Diversified Financial Services—0.0%
BTA Bank JSC (GDR) (144A)* (f)	1,133	6,097
Leucadia National Corp. (a)	36	816

		6,913

Diversified Telecommunication Services—0.0%
Cincinnati Bell, Inc.* (a)	35	108

Food Products—0.0%
Smithfield Foods, Inc.* (a)	2,165	42,218

Insurance—0.0%
CNO Financial Group, Inc.* (a)	5,666	30,653

Media—0.0%
Knology, Inc.* (a)	99	1,285

Security Description	Shares/Par Amount	Value

Metals & Mining—0.0%
Knia Holdings* (f)	5,111	$35,730

Paper & Forest Products—0.0%
Ainsworth Lumber Co., Ltd. (144A)* (a)	54,081	91,089

Wireless Telecommunication Services—0.0%
USA Mobility, Inc.	4	53

Total Common Stocks (Cost $1,021,647)		709,040

Warrants—0.0%

Containers & Packaging—0.0%
Smurfit Kappa Group plc expires 10/01/13 (144A)* (f)	42	1,320

Life Sciences Tools & Services—0.0%
Mediq, Inc. expires 06/1/09* (f)	110	0

Sovereign—0.0%
Republic of Venezuela expires 04/15/20*	1,700	45,050

Total Warrants (Cost $9,369)		46,370

Short-Term Investments—9.1%

Mutual Funds—7.7%
State Street Navigator Securities Lending Prime Portfolio (l)	70,764,066	70,764,066

Repurchase Agreement—1.4%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/11 at 0.010% to be repurchased at $12,588,010 on 10/03/11, collateralized by $11,070,000 Federal National Mortgage Association at 4.377% due 01/23/18 with a value of $12,841,200.	$12,588,000	12,588,000

Total Short-Term Investments (Cost $83,352,066)		83,352,066

Total Investments—105.1% (Cost $949,159,646#)		961,029,336
Other assets and liabilities (net)—(5.1)%		(46,259,637)

Net Assets—100.0%		$914,769,699

MIST-306

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

*	Non-income producing security.
#	As of September 30, 2011, the aggregate cost of investments for federal income tax purposes was $949,159,646. Aggregate unrealized appreciation and (depreciation) of investments were $45,544,206 and $(33,674,516), respectively, resulting in net unrealized appreciation of $11,869,690 for federal income tax purpose.
(a)	All or a portion of the security was on loan. As of September 30, 2011, the market value of securities loaned was $79,521,675 and the collateral received consisted of cash in the amount of $70,764,066 and non-cash collateral with a value of $10,693,845. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Variable or floating rate security. The stated rate represents the rate at September 30, 2011. Maturity date shown for callable securities reflects the earliest possible call date.
(c)	Zero coupon bond - Interest rate represents current yield to maturity.
(d)	Security is in default and/or issuer is in bankruptcy.
(e)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(f)	Security was valued in good faith under procedures approved by the Board of Trustees.
(g)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rates shown are current coupon and next coupon rate when security steps up.
(h)	Interest only security.
(i)	This Senior Loan will settle after September 30, 2011, at which time the interest rate will be determined.
(j)	Principal only security.
(k)	Security is a “step-down” bond where the coupon decreases or steps down at a predetermined date. Rates shown are current coupon and next coupon rate when a security steps down.
(l)	Represents investment of cash collateral received from securities lending transactions.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2011, the market value of 144A securities was $246,520,820, which is 26.9% of net assets.
(GDR)—	A Global Depositary Receipt is a negotiable certificate issued by one country’s bank against a certain number of shares of a company’s stock held in its custody but traded on the stock exchange of another country.
(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(CNY)—	China Yuan Renminbi
(DKK)—	Danish Krone
(EUR)—	Euro
(IDR)—	Indonesian Rupiah
(NOK)—	Norwegian Krone
(SEK)—	Swedish Krona
(SGD)—	Singapore Dollar
(TRY)—	Turkish Lira

Futures Contracts

The futures contracts outstanding as of September 30, 2011 and the description and unrealized appreciation (depreciation) were as follows:

Futures Contracts-Long	Exchange	Expiration Date	Number of Contracts	Contract Amount	Valuation as of September 30, 2011	Unrealized Appreciation
U.S. Treasury Bond 30 Year Futures	Chicago Board of Trade	12/20/2011	38	$5,223,871	$5,419,750	$195,879
Ultra Long U.S. Treasury Bond	Chicago Board of Trade	12/20/2011	54	7,731,009	8,565,750	834,741

Net Unrealized Appreciation						$1,030,620

Futures Contracts-Short	Exchange	Expiration Date	Number of Contracts	Contract Amount	Valuation as of September 30, 2011	Unrealized Appreciation/ (Depreciation)
U.S. Treasury Note 2 Year Futures	Chicago Board of Trade	12/30/2011	(71)	$(15,654,194)	$(15,634,422)	$19,772
U.S. Treasury Note 5 Year Futures	Chicago Board of Trade	12/30/2011	(787)	(96,442,211)	(96,395,203)	47,008
U.S. Treasury Note 10 Year Futures	Chicago Board of Trade	12/20/2011	(76)	(9,842,977)	(9,887,125)	(44,148)

Net Unrealized Appreciation						$22,632

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts to buy:

Settlement Date	Counterparty	Contracts to Buy		Value at September 30, 2011	In Exchange for U.S.$	Unrealized Depreciation
10/14/2011	Citibank N.A.	6,850,000	EUR	$9,211,854	$9,270,242	$(58,388)

MIST-307

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Forward foreign currency exchange contracts to sell:

Settlement Date	Counterparty	Contracts to Deliver		Value at September 30, 2011	In Exchange for U.S.$	Unrealized Appreciation
10/14/2011	Brown Brothers Harriman & Co.	2,415,000	AUD	$2,350,519	$2,473,409	$122,890
10/14/2011	UBS AG	12,300,000	EUR	16,540,994	16,721,063	180,069

Net Unrealized Appreciation						$302,959

AUD—	Australian Dollar
EUR—	Euro

MIST-308

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the period ended September 30, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2011:

Description	Level 1	Level 2	Level 3	Total
Domestic Bonds & Debt Securities
Aerospace & Defense	$—	$779,100	$—	$779,100
Airlines	—	2,011,068	—	2,011,068
Auto Components	—	—	—	—
Beverages	—	1,630,931	—	1,630,931
Building Products	—	2,522,850	—	2,522,850
Capital Markets	—	16,456,717	—	16,456,717
Chemicals	—	4,304,257	—	4,304,257
Commercial Banks	—	21,312,476	—	21,312,476
Commercial Services & Supplies	—	2,170,000	—	2,170,000
Communications Equipment	—	3,078,721	—	3,078,721
Construction & Engineering	—	970,000	—	970,000
Construction Materials	—	1,056,375	—	1,056,375
Consumer Finance	—	2,183,990	—	2,183,990
Containers & Packaging	—	1,486,575	—	1,486,575
Distributors	—	1,822,147	—	1,822,147
Diversified Consumer Services	—	3,675,432	—	3,675,432
Diversified Financial Services	—	10,481,415	—	10,481,415
Diversified Telecommunication Services	—	10,970,616	—	10,970,616
Electric Utilities	—	8,388,894	—	8,388,894
Electrical Equipment	—	2,423,905	—	2,423,905
Energy Equipment & Services	—	5,344,252	—	5,344,252
Food & Staples Retailing	—	1,016,939	—	1,016,939
Food Products	—	2,276,887	—	2,276,887
Gas Utilities	—	3,291,565	—	3,291,565
Health Care Providers & Services	—	3,250,230	—	3,250,230
Hotels, Restaurants & Leisure	—	1,189,462	70	1,189,532
Household Durables	—	1,486,990	—	1,486,990
Household Products	—	1,561,910	—	1,561,910
Independent Power Producers & Energy Traders	—	3,858,763	—	3,858,763
Insurance	—	24,749,697	—	24,749,697
Internet & Catalog Retail	—	4,272,232	—	4,272,232
Internet Software & Services	—	1,358,888	—	1,358,888
IT Services	—	2,581,823	—	2,581,823
Machinery	—	6,225,166	—	6,225,166
Media	—	646,253	—	646,253
Metals & Mining	—	4,901,755	—	4,901,755
Oil, Gas & Consumable Fuels	—	28,670,059	—	28,670,059
Paper & Forest Products	—	2,159,685	—	2,159,685
Pharmaceuticals	—	1,738,100	—	1,738,100
Real Estate Investment Trusts	—	10,348,231	—	10,348,231
Real Estate Management & Development	—	2,552,788	—	2,552,788

MIST-309

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Description	Level 1	Level 2	Level 3	Total
Road & Rail	$—	$718,000	$—	$718,000
Semiconductors & Semiconductor Equipment	—	176,204	—	176,204
Tobacco	—	2,045,950	—	2,045,950
Trading Companies & Distributors	—	2,106,672	—	2,106,672
Wireless Telecommunication Services	—	6,115,376	—	6,115,376
Total Domestic Bonds & Debt Securities	—	222,369,346	70	222,369,416
Total Foreign Bonds & Debt Securities*	—	198,379,930	—	198,379,930
Mortgage-Backed Securities
Collateralized Mortgage Obligations	—	90,195,077	15	90,195,092
Commercial Mortgage-Backed Securities	—	31,478,836	—	31,478,836
Total Mortgage-Backed Securities	—	121,673,913	15	121,673,928
Total Loan Participation*	—	104,882,933	—	104,882,933
Total U.S. Treasury & Government Agencies*	—	69,462,257	—	69,462,257
Municipals	—	60,039,888	—	60,039,888
Total Convertible Bonds*	—	43,154,814	—	43,154,814
Total Asset-Backed Securities*	—	36,536,124	—	36,536,124
Preferred Stocks
Diversified Financial Services	4,419,053	6,325,985	—	10,745,038
Diversified Telecommunication Services	—	2,778,410	—	2,778,410
Total Preferred Stocks	4,419,053	9,104,395	—	13,523,448
Total Convertible Preferred Stocks*	6,899,122	—	—	6,899,122
Common Stocks
Airlines	25,543	—	—	25,543
Auto Components	146,804	—	—	146,804
Building Products	64,325	—	—	64,325
Capital Markets	263,887	—	—	263,887
Commercial Services & Supplies	432	—	—	432
Diversified Financial Services	816	—	6,097	6,913
Diversified Telecommunication Services	108	—	—	108
Food Products	42,218	—	—	42,218
Insurance	30,653	—	—	30,653
Media	1,285	—	—	1,285
Metals & Mining	—	—	35,730	35,730
Paper & Forest Products	91,089	—	—	91,089
Wireless Telecommunication Services	53	—	—	53
Total Common Stocks	667,213	—	41,827	709,040
Warrants
Containers & Packaging	—	—	1,320	1,320
Life Sciences Tools & Services	—	—	—	—
Sovereign	—	45,050	—	45,050
Total Warrants	—	45,050	1,320	46,370
Short-Term Investments
Mutual Funds	70,764,066	—	—	70,764,066
Repurchase Agreement	—	12,588,000	—	12,588,000
Total Short-Term Investments	70,764,066	12,588,000	—	83,352,066
Total Investments	$82,749,454	$878,236,650	$43,232	$961,029,336

Forward Contracts**
Forward Contracts to Buy (Depreciation)	$—	$(58,388)	$—	$(58,388)
Forward Contracts to Sell Appreciation	—	302,959	—	302,959
Total Forward Contracts	$—	$244,571	$—	$244,571

Futures Contracts**
Futures Contracts Long Appreciation	$1,030,620	$—	$—	$1,030,620
Futures Contracts Short Appreciation	66,780	—	—	66,780
Futures Contracts Short (Depreciation)	(44,148)	—	—	(44,148)
Total Futures Contracts	$1,053,252	$—	$—	$1,053,252

*	See Schedule of Investments for additional detailed categorizations.
**	Derivative instruments such as forwards, futures contracts and swap contracts are valued on the unrealized appreciation/depreciation on the instrument.

MIST-310

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

FAIR VALUE HIERARCHY—(Continued)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2010	Accrued Discounts	Change in Unrealized Appreciation/ (Depreciation)	Net Transfers in to Level 3	Net Transfers out of Level 3	Balance as of September 30, 2011	Change in Unrealized Appreciation/ (Depreciation) for Investments held at September 30, 2011
Domestic Bonds & Debt Securities
Hotels, Restaurants & Leisure	$—	$3,232	$(3,232)	$70	$—	$70	$(3,232)
Metals & Mining	—	—	(1,885)	1,885	—	—	—
Foreign Bonds & Debt Securities
Metals & Mining	—	58,823	(58,922)	99	—	—	—
Oil, Gas & Consumable Fuels	—	—	—	—	—	—	—
Mortgage-Backed Securities
Collateralized Mortgage Obligations	15	—	—	—	—	15	—
Loan Participation
Metals & Mining	275,697	—	—	—	(275,697)	—	—
Common Stocks
Diversified Financial Services	21,095	—	(14,998)	—	—	6,097	(14,998)
Metals & Mining	35,730	—	—	—	—	35,730	—
Warrants	—	—	—	—	—	—	—
Media	1,919	—	(599)	—	—	1,320	(599)

Total	$334,456	$62,055	$(79,636)	$2,054	$(275,697)	$43,232	$(18,829)

Domestic Bonds & Debt Securities and Foreign Bonds & Debt Securities in the amount of $2,054 were transferred into Level 3 due to a decline in market activity for significant observables which resulted in a lack of available market inputs to determine price.

Loan Participation in the amount of $275,697 were transferred out of Level 3 due to the initiation of a vendor or broker providing prices.

MIST-311

Met Investors Series Trust

Pyramis® Government Income Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

U.S. Treasury & Government Agencies—91.9% of Net Assets

Security Description	Par Amount	Value

Agency Sponsored Mortgage-Backed—46.8%
Fannie Mae 4.375%, 09/15/12	$2,000,000	$2,078,030
4.750%, 11/19/12	700,000	735,124
0.500%, 08/09/13	2,977,000	2,981,403
0.875%, 08/28/14	1,905,000	1,918,112
Fannie Mae 15 Yr. Pool 4.000%, 10/01/24	191,952	202,768
3.500%, 10/01/25	990,328	1,035,949
4.000%, 04/01/26	196,018	207,063
3.500%, 05/01/26	98,036	102,552
3.500%, 06/01/26	196,812	205,878
3.000%, TBA (a)	5,200,000	5,358,437
4.500%, TBA (a)	100,000	106,422
5.000%, TBA (a)	100,000	107,484
Fannie Mae 30 Yr. Pool 5.500%, 01/01/35	1,956,724	2,137,843
5.000%, 04/01/35	196,822	212,687
5.000%, 05/01/35	583,081	629,624
5.000%, 07/01/35	1,111,975	1,201,605
6.000%, 05/01/37	5,003,660	5,511,375
6.000%, 09/01/37	379,461	417,135
6.000%, 02/01/38	4,149	4,561
5.500%, 05/01/38	282,644	307,569
6.000%, 07/01/38	260,251	286,089
5.500%, 09/01/38	6,840,042	7,468,898
6.000%, 10/01/38	271,064	297,975
3.500%, 10/01/40	29,694	30,546
4.000%, 11/01/40	1,878,458	1,974,318
4.500%, 11/01/40	1,929,849	2,050,565
4.000%, 01/01/41	410,066	430,992
4.000%, 02/01/41	1,361,365	1,429,480
3.500%, 03/01/41	842,198	866,358
4.000%, 03/01/41	395,301	414,980
4.500%, 05/01/41	185,235	196,822
4.500%, 07/01/41	3,762,404	4,001,603
3.500%, 08/01/41	499,239	513,561
4.500%, 08/01/41	4,012,525	4,263,516
4.000%, 09/01/41	3,930,635	4,131,220
3.500%, TBA (a)	2,000,000	2,055,313
4.000%, TBA (a)	500,000	524,219
4.500%, TBA (a)	17,300,000	18,356,921
5.000%, TBA (a)	4,300,000	4,625,860
5.500%, TBA (a)	1,400,000	1,519,438
Fannie Mae REMICS 4.500%, 09/25/25	300,000	342,433
0.535%, 03/25/39 (b)	1,639,541	1,637,404
0.580%, 03/25/39 (b)	10,000,000	9,976,000
0.600%, 03/25/39 (b)	2,640,000	2,639,737
5.500%, 09/25/40 (c)	84,259	13,154
0.635%, 07/25/41 (b)	1,146,251	1,148,163
0.735%, 09/25/41 (b)	1,223,369	1,224,770
Freddie Mac 6.750%, 03/15/31	481,000	730,265
Freddie Mac 30 Yr. Gold Pool 5.500%, 03/01/39	469,856	510,044
4.500%, 05/01/39	964,703	1,022,112
4.500%, 07/01/39	2,968,263	3,144,905
4.500%, 12/01/39	988,364	1,047,182

Security Description	Par Amount	Value

Agency Sponsored Mortgage-Backed—(Continued)
4.500%, 12/01/40	$296,708	$314,412
4.500%, 02/01/41	1,643,881	1,742,954
4.500%, 03/01/41	300,000	317,900
4.500%, 08/01/41	4,475,306	4,739,186
4.000%, 09/01/41	6,681,500	7,012,791
4.000%, TBA (a)	6,900,000	7,223,438
4.500%, TBA (a)	100,000	105,797
5.000%, TBA (a)	1,000,000	1,072,344
5.500%, TBA (a)	2,000,000	2,163,125
Freddie Mac REMICS 4.500%, 02/15/20	100,000	110,959
4.000%, 02/15/22	200,000	214,550
5.000%, 09/15/23	100,000	115,622
0.579%, 05/15/38 (b)	395,108	394,497
0.579%, 04/15/40 (b)	1,458,355	1,457,191
0.629%, 11/15/40 (b)	666,267	671,055
4.500%, 02/15/41	97,404	107,826
5.000%, 03/15/41	500,000	566,147
Freddie Mac Strips 0.529%, 07/15/36 (b)	1,438,696	1,438,063
Ginnie Mae I 15 Yr. Pool 4.000%, 03/15/26	597,270	637,644
4.000%, 04/15/26	1,398,339	1,492,862
4.000%, 05/15/26	1,194,807	1,275,572
4.000%, 06/15/26	595,568	635,826
Ginnie Mae I 30 Yr. Pool 6.000%, 06/15/36	283,928	317,039
4.500%, 03/15/39	107,033	116,735
4.500%, 07/15/39	88,478	96,499
5.500%, 10/15/39	189,629	209,683
5.000%, 04/15/40	187,451	206,092
5.000%, 08/15/40	97,113	107,316
4.000%, 09/15/40	3,643,053	3,907,979
5.000%, 12/15/40	2,438,538	2,681,038
4.000%, 03/15/41	1,593,147	1,709,002
4.000%, 08/15/41	2,795,208	2,995,421
3.500%, TBA (a)	4,600,000	4,807,000
5.000%, TBA (a)	3,000,000	3,294,845
Ginnie Mae II 30 Yr. Pool 4.500%, 09/20/40	97,041	105,383
4.000%, 05/20/41	1,780,859	1,908,695
Government National Mortgage Association 5.500%, 07/16/34	537,677	634,916
5.500%, 08/20/34	471,624	556,336
0.731%, 04/20/40 (d) (e)	110,923	93,318
4.500%, 05/16/40	80,000	90,194
0.568%, 05/20/40 (d) (e)	96,733	84,721
0.714%, 06/20/40 (d) (e)	127,596	107,686
0.551%, 07/20/60 (b)	430,723	423,573
0.501%, 08/20/60 (b)	339,847	333,696
0.501%, 09/20/60 (b)	340,348	335,668
0.701%, 12/20/60 (b)	932,644	926,115
0.691%, 02/20/61 (b)	446,011	439,879
0.701%, 02/20/61 (b)	121,563	119,968
0.701%, 04/20/61 (b)	348,011	345,680
0.701%, 05/20/61 (b)	690,126	686,347
0.731%, 06/20/61 (b)	488,747	486,304

		166,273,353

MIST-312

Met Investors Series Trust

Pyramis® Government Income Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Par Amount	Value

Federal Agencies—6.3%
Federal Home Loan Banks 0.500%, 08/28/13	$6,685,000	$6,698,604
3.625%, 10/18/13	1,975,000	2,102,786
1.375%, 05/28/14	7,890,000	8,057,000
Federal Home Loan Mortgage Corp. 0.375%, 11/30/12	500,000	500,499
2.000%, 08/25/16	1,490,000	1,544,379
Tennessee Valley Authority 3.875%, 02/15/21	2,615,000	2,949,935
5.250%, 09/15/39	472,000	607,024

		22,460,227

U.S. Treasury—38.8%
U.S. Treasury Bonds 3.125%, 05/15/21	347,000	385,197
5.250%, 02/15/29	14,225,000	19,430,468
4.375%, 05/15/41	8,199,000	10,593,403
3.750%, 08/15/41	11,656,000	13,571,967
U.S. Treasury Inflation Indexed Bond 2.125%, 02/15/41	2,104,505	2,692,122
U.S. Treasury Notes 0.250%, 09/15/14	3,181,000	3,165,846
2.000%, 04/30/16	450,000	473,417
1.500%, 07/31/16	12,521,000	12,859,530
1.000%, 09/30/16	19,644,000	19,676,138
2.625%, 04/30/18	130,000	140,583
2.375%, 05/31/18	850,000	904,915
1.500%, 08/31/18	41,830,000	42,039,150
2.125%, 08/15/21	11,751,000	11,960,367

		137,893,103

Total U.S. Treasury & Government Agencies (Cost $321,546,018)		326,626,683

Domestic Bonds & Debt Securities—13.1%

Commercial Banks—0.6%
Citibank N.A. 1.750%, 12/28/12	2,000,000	2,035,366

Consumer Finance—1.0%
Ally Financial, Inc. 2.200%, 12/19/12	3,500,000	3,578,970

Diversified Financial Services—7.2%
Citigroup Funding, Inc. 1.875%, 10/22/12	2,150,000	2,184,536
2.250%, 12/10/12	3,000,000	3,066,405
General Electric Capital Corp. 2.000%, 09/28/12	2,000,000	2,034,372
2.125%, 12/21/12	4,944,000	5,053,050
JPMorgan Chase & Co. 2.125%, 12/26/12	6,548,000	6,693,267
National Credit Union Administration Guaranteed Notes
1.400%, 06/12/15	50,000	50,752
2.350%, 06/12/17	5,470,000	5,699,685
3.450%, 06/12/21	700,000	762,839

		25,544,906

Security Description	Par Amount	Value

Food & Staples Retailing—0.9%
Wal-Mart Stores, Inc. 4.550%, 05/01/13	$3,000,000	$3,187,935

Household Products—0.8%
Procter & Gamble Co. (The) 1.375%, 08/01/12	3,000,000	3,019,896

IT Services—0.9%
International Business Machines Corp. 4.750%, 11/29/12	3,000,000	3,139,995

Pharmaceuticals—1.7%
Johnson & Johnson 5.150%, 08/15/12	3,000,000	3,109,746
Merck & Co., Inc. 4.375%, 02/15/13	3,000,000	3,148,689

		6,258,435

Total Domestic Bonds & Debt Securities (Cost $46,791,570)		46,765,503

Mortgage-Backed Securities—2.5%

Collateralized Mortgage Obligations—2.5%
Morgan Stanley Reremic Trust, Series 2010-R3 Class 3A 0.475%, 06/26/36 (144A) (b)	509,372	491,176
National Credit Union Administration Guaranteed Notes
Series 2010-R2 Class 1A 0.791%, 11/06/17 (b)	4,261,611	4,262,932
Series 2011-R1 Class 1A 0.691%, 01/08/20 (b)	3,289,712	3,299,482
Series 2011-R4 Class 1A 0.621%, 03/06/20 (b)	964,781	964,781

Total Mortgage-Backed Securities (Cost $9,041,166)		9,018,371

Asset-Backed Securities—1.5%

Asset-Backed-Credit Card—0.6%
Citibank Omni Master Trust, Series 2009-A8 Class A8 2.329%, 05/16/16 (b)	2,000,000	2,017,338

Asset-Backed-Other—0.9%
Ally Master Owner Trust, Series 2010-1 Class A 1.979%, 01/15/15 (144A) (b)	2,150,000	2,182,981
Ford Credit Floorplan Master Owner Trust, Series 2010-1 Class A
1.879%, 12/15/14 (144A) (b)	1,065,000	1,080,740

		3,263,721

Total Asset-Backed Securities (Cost $5,276,720)		5,281,059

MIST-313

Met Investors Series Trust

Pyramis® Government Income Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Foreign Bonds & Debt Securities—1.1%

Security Description	Shares/Par Amount	Value

Sovereign—1.1%
Israel Government AID Bond 5.500%, 09/18/23	$633,000	$805,368
5.500%, 12/04/23	2,350,000	2,985,428

Total Foreign Bonds & Debt Securities (Cost $3,660,251)		3,790,796

Short-Term Investment—2.8%

Repurchase Agreement—2.8%
Fixed Income Clearing Corp. Repurchase Agreement, dated 09/30/11 at 0.010% to be repurchased at $10,107,008 on 10/03/11, collateralized by $8,890,000 Fannie Mae at 4.377% due 01/23/18 with a value of $10,312,400. (Cost—$10,107,000)	10,107,000	10,107,000

Total Short-Term Investment (Cost $10,107,000)		10,107,000

Total Investments—112.9% (Cost $396,422,725#)		401,589,412
Other Assets and Liabilities (net)—(12.9)%		(46,036,082)

Net Assets—100.0%		$355,553,330

#	As of September 30, 2011, the aggregate cost of investments for federal income tax purposes was $396,422,725. The aggregate unrealized appreciation and depreciation of investments were $5,405,898 and $(239,211), respectively, resulting in net unrealized appreciation of $5,166,687, for federal income tax purposes.
(a)	This security is traded on a “to-be-announced” basis.
(b)	Variable or floating rate security. The stated rate represents the rate at September 30, 2011. Maturity date shown for callable securities reflects the earliest possible call date.
(c)	Interest only security.
(d)	Zero coupon bond - Interest rate represents current yield to maturity.
(e)	Principal only security.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2011, the market value of 144A securities was $3,754,897, which is 1.1% of net assets.
(TBA)—	To Be Announced

Forward Sales Commitments

Security Sold Short	Counterparty	Interest Rate	Maturity	Proceeds	Value
Fannie Mae 30 Yr. Pool	JPMorgan Chase Bank N.A./Morgan Stanley & Co., Inc.	4.000%	TBA	$(6,241,875)	$(6,290,625)
Fannie Mae 30 Yr. Pool	Deutsche Bank AG/JPMorgan Chase Bank N.A.	6.000%	TBA	(4,379,688)	(4,388,126)

				$(10,621,563)	$(10,678,751)

Swap Agreements

Open interest rate swap agreements at September 30, 2011 were as follows:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation
Pay	IRS USD 3ML	2.321%	08/12/2021	Deutsche Bank AG	USD	400,000	$8,289	$—	$8,289

MIST-314

Met Investors Series Trust

Pyramis® Government Income Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the period from May 2, 2011 (commencement of operations) through September 30, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2011:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$326,626,683	$—	$326,626,683
Total Domestic Bonds & Debt Securities*	—	46,765,503	—	46,765,503
Total Mortgage-Backed Securities*	—	9,018,371	—	9,018,371
Total Asset-Backed Securities*	—	5,281,059	—	5,281,059
Total Foreign Bonds & Debt Securities*	—	3,790,796	—	3,790,796
Total Short-Term Investment*	—	10,107,000	—	10,107,000
Total Investments	$—	$401,589,412	—	$401,589,412

Forward Sales Commitments	$—	$(10,678,751)	—	$(10,678,751)

Swap Contracts** Interest Rate Swap Appreciation	$—	$8,289	$—	$8,289
Total Swap Contracts	$—	$8,289	$—	$8,289

*	See Schedule of Investments for additional detailed categorizations.
**	Derivative instruments such as forwards, futures contracts and swap contracts are valued on the unrealized appreciation/depreciation on the instrument.

MIST-315

Met Investors Series Trust

Rainier Large Cap Equity Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stocks—94.5% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—3.5%
BE Aerospace, Inc.*	127,130	$4,209,274
Goodrich Corp.	59,990	7,239,593
Precision Castparts Corp.	96,790	15,046,974

		26,495,841

Air Freight & Logistics—0.7%
Expeditors International of Washington, Inc.	133,380	5,408,559

Automobiles—0.7%
Ford Motor Co.*	524,810	5,074,913

Beverages—4.5%
Coca-Cola Co. (The)	259,830	17,554,115
Coca-Cola Enterprises, Inc.	316,740	7,880,491
Hansen Natural Corp.*	95,280	8,316,991

		33,751,597

Biotechnology—2.2%
Biogen Idec, Inc.*	97,130	9,047,659
Celgene Corp.*	113,740	7,042,781

		16,090,440

Capital Markets—3.3%
Affiliated Managers Group, Inc.*	63,530	4,958,517
Ameriprise Financial, Inc.	254,390	10,012,790
Franklin Resources, Inc.	100,170	9,580,259

		24,551,566

Chemicals—3.3%
Albemarle Corp.	88,520	3,576,208
E.I. du Pont de Nemours & Co.	244,700	9,780,659
International Flavors & Fragrances, Inc. (a)	97,420	5,476,952
Potash Corp. of Saskatchewan, Inc.	138,000	5,964,360

		24,798,179

Commercial Banks—1.0%
PNC Financial Services Group, Inc.	148,600	7,161,034

Communications Equipment—1.5%
QUALCOMM, Inc.	229,210	11,146,482

Computers & Peripherals—6.4%
Apple, Inc.*	95,975	36,583,750
EMC Corp.*	537,315	11,278,242

		47,861,992

Construction & Engineering—0.6%
Fluor Corp.	92,210	4,292,376

Consumer Finance—1.7%
American Express Co.	281,490	12,638,901

Diversified Financial Services—3.1%
IntercontinentalExchange, Inc.*	62,300	7,367,598
JPMorgan Chase & Co.	518,515	15,617,672

		22,985,270

Security Description	Shares	Value

Electric Utilities—0.8%
ITC Holdings Corp. (a)	80,120	$6,203,692

Electronic Equipment, Instruments & Components—1.4%
Corning, Inc.	465,450	5,752,962
Trimble Navigation, Ltd.*	141,140	4,735,247

		10,488,209

Energy Equipment & Services—4.0%
Baker Hughes, Inc.	255,630	11,799,881
Ensco plc (ADR) (a)	168,570	6,815,285
Schlumberger, Ltd.	189,830	11,338,546

		29,953,712

Food & Staples Retailing—1.5%
Costco Wholesale Corp.	139,310	11,440,137

Food Products—1.9%
Kraft Foods, Inc. - Class A	424,980	14,270,828

Health Care Equipment & Supplies—0.8%
Cooper Cos., Inc. (The) (a)	78,150	6,185,573

Health Care Providers & Services—3.1%
CIGNA Corp.	167,210	7,012,787
Express Scripts, Inc.*	184,980	6,857,209
McKesson Corp.	128,560	9,346,312

		23,216,308

Health Care Technology—0.5%
Cerner Corp.* (a)	58,010	3,974,845

Hotels, Restaurants & Leisure—0.9%
McDonald’s Corp.	75,520	6,632,166

Household Products—0.5%
Church & Dwight Co., Inc.	81,970	3,623,074

Independent Power Producers & Energy Traders—0.5%
AES Corp. (The)*	358,060	3,494,666

Industrial Conglomerates—0.9%
3M Co.	94,940	6,815,743

Internet & Catalog Retail—1.8%
Amazon.com, Inc.*	45,470	9,831,978
Priceline.com, Inc.*	8,860	3,982,216

		13,814,194

Internet Software & Services—1.6%
Google, Inc. - Class A*	23,385	12,028,776

IT Services—3.5%
Accenture plc - Class A	152,450	8,031,066
MasterCard, Inc. - Class A	27,400	8,690,184
Visa, Inc. - Class A	109,804	9,412,399

		26,133,649

MIST-316

Met Investors Series Trust

Rainier Large Cap Equity Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Life Sciences Tools & Services—1.1%
Agilent Technologies, Inc.*	267,070	$8,345,937

Machinery—3.8%
Cummins, Inc.	49,560	4,047,070
Eaton Corp.	224,330	7,963,715
Gardner Denver, Inc.	75,490	4,797,389
Joy Global, Inc.	137,180	8,557,288
WABCO Holdings, Inc.*	74,330	2,814,134

		28,179,596

Media—0.9%
CBS Corp. - Class B	325,580	6,635,320

Metals & Mining—1.9%
Allegheny Technologies, Inc. (a)	93,970	3,475,950
Yamana Gold, Inc. (a)	800,280	10,931,825

		14,407,775

Multi-Utilities—1.8%
NiSource, Inc. (a)	237,240	5,072,191
Xcel Energy, Inc.	350,250	8,647,673

		13,719,864

Multiline Retail—0.9%
Macy’s, Inc.	253,970	6,684,490

Oil, Gas & Consumable Fuels—5.5%
Chevron Corp.	326,045	30,165,683
Noble Energy, Inc.	44,630	3,159,804
SM Energy Co.	130,130	7,892,385

		41,217,872

Pharmaceuticals—4.4%
Allergan, Inc.	157,555	12,979,381
Merck & Co., Inc.	164,400	5,377,524
Perrigo Co. (a)	88,860	8,629,195
Shire plc (ADR)	66,040	6,203,137

		33,189,237

Real Estate Management & Development—0.9%
CB Richard Ellis Group, Inc. - Class A*	519,430	6,991,528

Road & Rail—1.8%
CSX Corp.	741,180	13,837,831

Semiconductors & Semiconductor Equipment—3.0%
Altera Corp.	141,640	4,465,909
Avago Technologies, Ltd.	285,060	9,341,416
Broadcom Corp. - Class A	255,425	8,503,099

		22,310,424

Software—4.8%
Autodesk, Inc.*	218,370	6,066,318
Check Point Software Technologies, Ltd.*	123,480	6,514,805
Intuit, Inc.*	165,860	7,868,398
Oracle Corp.	363,865	10,457,480

Security Description	Shares/Par Amount	Value

Software—(Continued)
Rovi Corp.* (a)	119,570	$5,139,119

		36,046,120

Specialty Retail—2.5%
Abercrombie & Fitch Co. - Class A (a)	164,950	10,154,322
Limited Brands, Inc. (a)	221,040	8,512,250

		18,666,572

Textiles, Apparel & Luxury Goods—3.2%
Coach, Inc.	140,770	7,296,109
NIKE, Inc. - Class B	104,915	8,971,282
Ralph Lauren Corp.	58,620	7,603,014

		23,870,405

Wireless Telecommunication Services—1.8%
American Tower Corp. - Class A*	250,970	13,502,186

Total Common Stocks (Cost $714,255,282)		708,137,879

Short-Term Investments—13.0%

Mutual Funds—7.4%
State Street Navigator Securities Lending Prime Portfolio (b)	55,355,360	55,355,360

Repurchase Agreement—5.6%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/11 at 0.010% to be repurchased at $41,909,035 on 10/03/11, collateralized by $42,170,000 Federal Home Loan Mortgage Corp. at 3.250% due 11/10/20, with a value of $42,749,838.	$41,909,000	41,909,000

Total Short-Term Investments (Cost $97,264,360)		97,264,360

Total Investments—107.5% (Cost $811,519,642#)		805,402,239
Other assets and liabilities (net)—(7.5)%		(56,132,063)

Net Assets—100.0%		$749,270,176

*	Non-income producing security.
#	As of September 30, 2011, the aggregate cost of investments for federal income tax purposes was $811,519,642. The aggregate unrealized appreciation and depreciation of investments were $71,044,151 and $(77,161,554), respectively, resulting in net unrealized depreciation of $(6,117,403) for federal income tax purposes.
(a)

All or a portion of the security was on loan. As of September 30, 2011, the market value of securities loaned was $56,404,786 and the collateral received consisted of cash in the amount of $55,355,360 and non-cash collateral with a value of $3,408,633. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the

MIST-317

Met Investors Series Trust

Rainier Large Cap Equity Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Represents investment of cash collateral received from securities lending transactions.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

MIST-318

Met Investors Series Trust

Rainier Large Cap Equity Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the period ended September 30, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2011:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$708,137,879	$—	$—	$708,137,879
Short-Term Investments
Mutual Funds	55,355,360	—	—	55,355,360
Repurchase Agreement	—	41,909,000	—	41,909,000
Total Short-Term Investments	55,355,360	41,909,000	—	97,264,360
Total Investments	$763,493,239	$41,909,000	$—	$805,402,239

*	See Schedule of Investments for additional detailed categorizations.

MIST-319

Met Investors Series Trust

RCM Technology Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stocks—89.9% of Net Assets

Security Description	Shares	Value

Automobiles—0.4%
Tesla Motors, Inc.* (a)	50,950	$1,242,670

Chemicals—0.6%
Monsanto Co.	31,153	1,870,426

Communications Equipment—8.6%
Acme Packet, Inc.* (a)	90,165	3,840,127
ADTRAN, Inc. (a)	267,100	7,067,466
Aruba Networks, Inc.* (a)	77,135	1,612,893
Cisco Systems, Inc.	543,380	8,416,956
QUALCOMM, Inc.	43,360	2,108,597
Telefonaktiebolaget LM Ericsson (ADR)	387,530	3,700,912

		26,746,951

Computers & Peripherals—20.9%
Apple, Inc.*	120,920	46,092,286
Catcher Technology Co., Ltd. (GDR) (144A)	163,386	4,799,464
EMC Corp.*	276,300	5,799,537
Hewlett-Packard Co.	188,120	4,223,294
NetApp, Inc.*	109,330	3,710,660
SanDisk Corp.*	7,895	318,563

		64,943,804

Electronic Equipment, Instruments & Components—4.0%
Amphenol Corp. - Class A (a)	93,415	3,808,529
Hitachi, Ltd. (a)	1,746,000	8,694,274

		12,502,803

Hotels, Restaurants & Leisure—0.2%
Ctrip.com International, Ltd. (ADR)* (a)	19,280	620,045

Internet & Catalog Retail—5.8%
Amazon.com, Inc.*	60,720	13,129,486
Priceline.com, Inc.*	10,535	4,735,061

		17,864,547

Internet Software & Services—8.2%
Baidu, Inc. (ADR)*	59,940	6,408,186
Google, Inc. - Class A*	18,600	9,567,468
NetEase.com, Inc. (ADR)*	116,380	4,441,061
Phoenix New Media, Ltd. (ADR)* (a)	158,071	897,843
Renren, Inc. (ADR)* (a)	1,264	6,446
SINA Corp.* (a)	57,785	4,137,984

		25,458,988

IT Services—6.8%
Cognizant Technology Solutions Corp. - Class A*	105,980	6,644,946
International Business Machines Corp.	19,950	3,491,849
MasterCard, Inc. - Class A	16,220	5,144,335
Visa, Inc. - Class A	65,525	5,616,803

		20,897,933

Semiconductors & Semiconductor Equipment—9.7%
Analog Devices, Inc.	176,390	5,512,187
Atmel Corp.*	166,865	1,346,601
Avago Technologies, Ltd.	36,935	1,210,360

Security Description	Shares/Par Amount	Value

Semiconductors & Semiconductor Equipment—(Continued)
Cirrus Logic, Inc.* (a)	22,325	$329,070
Cypress Semiconductor Corp.* (a)	128,600	1,925,142
Intel Corp.	451,795	9,636,787
ON Semiconductor Corp.*	329,565	2,362,981
Skyworks Solutions, Inc.* (a)	163,700	2,936,778
Spansion, Inc. - Class A* (a)	96,648	1,181,039
Texas Instruments, Inc.	130,786	3,485,447

		29,926,392

Software—24.7%
Intuit, Inc.*	233,318	11,068,606
Microsoft Corp.	1,079,775	26,875,600
Oracle Corp.	536,945	15,431,799
Salesforce.com, Inc.* (a)	80,390	9,186,969
TIBCO Software, Inc.*	461,210	10,326,492
VMware, Inc. - Class A*	48,020	3,859,848

		76,749,314

Total Common Stocks (Cost $294,868,126)		278,823,873

Short-Term Investments—19.3%

Mutual Funds—11.8%
State Street Navigator Securities Lending Prime Portfolio (b)	36,772,758	36,772,758

Repurchase Agreement—7.5%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/11 at 0.010% to be repurchased at $23,173,019 on 10/03/11, collateralized by $21,320,000 Federal National Mortgage Associaton at 4.125% due 04/15/14 with a value of $23,638,550.	$23,173,000	23,173,000

Total Short-Term Investments (Cost $59,945,758)		59,945,758

Total Investments—109.2% (Cost $354,813,884#)		338,769,631
Other assets and liabilities (net)—(9.2)%		(28,454,440)

Net Assets—100.0%		$310,315,191

*	Non-income producing security.
#	As of September 30, 2011, the aggregate cost of investments for federal income tax purposes was $354,813,884. The aggregate unrealized appreciation and depreciation of investments were $13,068,858 and $(29,113,111), respectively, resulting in net unrealized depreciation of $(16,044,253) for federal income tax purposes.
(a)	All or a portion of the security was on loan. As of September 30, 2011, the market value of securities loaned was $34,773,768 and the collateral received consisted of cash in the amount of $36,772,758. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.

MIST-320

Met Investors Series Trust

RCM Technology Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

(b)	Represents investment of cash collateral received from securities lending transactions.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2011, the market value of 144A securities was $4,799,464, which is 1.5% of net assets.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(GDR)—	A Global Depositary Receipt is a negotiable certificate issued by one country’s bank against a certain number of shares of a company’s stock held in its custody but traded on the stock exchange of another country.

MIST-321

Met Investors Series Trust

RCM Technology Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the period ended September 30, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2011:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Automobiles	$1,242,670	$—	$—	$1,242,670
Chemicals	1,870,426	—	—	1,870,426
Communications Equipment	26,746,951	—	—	26,746,951
Computers & Peripherals	64,943,804	—	—	64,943,804
Electronic Equipment, Instruments & Components	3,808,529	8,694,274	—	12,502,803
Hotels, Restaurants & Leisure	620,045	—	—	620,045
Internet & Catalog Retail	17,864,547	—	—	17,864,547
Internet Software & Services	25,458,988	—	—	25,458,988
IT Services	20,897,933	—	—	20,897,933
Semiconductors & Semiconductor Equipment	29,926,392	—	—	29,926,392
Software	76,749,314	—	—	76,749,314
Total Common Stocks	270,129,599	8,694,274	—	278,823,873
Short-Term Investments
Mutual Funds	36,772,758	—	—	36,772,758
Repurchase Agreement	—	23,173,000	—	23,173,000
Total Short-Term Investments	36,772,758	23,173,000	—	59,945,758
Total Investments	$306,902,357	$31,867,274	$—	$338,769,631

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2010	Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Sales	Balance as of September 30, 2011	Change in Unrealized Appreciation/ (Depreciation) for Investments Still Held at September 30, 2011
Common Stocks
Capital Markets	$90,861	$5,461	$(12,543)	$(83,779)	$—	$—

MIST-322

Met Investors Series Trust

SSgA Growth and Income ETF Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Investment Company Securities—98.8% of Net Assets

Security Description	Shares	Value

Investment Company Securities—98.8%
iShares Barclays U.S. Treasury Inflation Protected Securities Fund	848,100	$96,937,830
iShares Gold Trust (a)*	429,200	6,794,236
iShares iBoxx $ Investment Grade Corporate Bond Fund (a)	1,288,300	144,727,622
iShares MSCI Canada Index Fund (a)	985,700	25,125,493
iShares MSCI EAFE Index Fund	3,909,500	186,678,625
SPDR Barclays Capital High Yield Bond ETF (a) (b)	6,431,510	232,756,347
SPDR Dow Jones International Real Estate ETF (a) (b)	1,409,200	45,164,860
SPDR Gold Trust (a) (b)*	401,600	63,484,928
SPDR S&P 500 ETF Trust (a) (b)	6,315,500	714,725,135
SPDR S&P Dividend ETF (b)	3,980,200	193,397,918
SPDR S&P International Small Cap ETF (a) (b)	1,815,700	45,610,384
SPDR S&P MidCap 400 ETF Trust (a) (b)	162,800	23,138,764
Vanguard MSCI Emerging Markets ETF (a)	3,743,300	134,347,037
Vanguard REIT ETF (a)	1,771,900	90,136,553
Vanguard Total Bond Market ETF (a)	4,123,200	345,276,768

Total Investment Company Securities (Cost $2,469,325,985)		2,348,302,500

Short-Term Investments—29.2%

Mutual Funds—29.2%
AIM STIT-STIC Prime Portfolio (The)	30,878,887	30,878,887
State Street Navigator Securities Lending Prime Portfolio (c)	664,273,237	664,273,237

Total Short-Term Investments (Cost $695,152,124)		695,152,124

Total Investments—128.0% (Cost $3,164,478,109#)		3,043,454,624
Other assets and liabilities (net)—(28.0)%		(665,595,632)

Net Assets—100.0%		$2,377,858,992

*	Non-income producing security.
#	As of September 30, 2011, the aggregate cost of investments for federal income tax purposes was $3,164,478,109. The aggregate unrealized appreciation and depreciation of investments were $33,145,333 and $(154,168,818), respectively, resulting in net unrealized depreciation of $(121,023,485) for federal income tax purposes.
(a)	All or a portion of the security was on loan. As of September 30, 2011, the market value of securities loaned was $643,231,945 and the collateral received consisted of cash in the amount of $664,273,237 and non-cash collateral with a value of $8,176,026. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Affiliated Issuer.
(c)	Represents investment of cash collateral received from securities lending transactions.
(ETF)—	Exchange-Traded Fund

Transactions of Affiliated Issuer

Underlying ETF	Number of Shares Held at December 31, 2010	Shares Purchased	Shares Sold	Number of Shares Held at September 30, 2011
SPDR Barclays Capital High Yield Bond ETF	6,663,510	3,161,300	(3,393,300)	6,431,510
SPDR Dow Jones International Real Estate ETF	509,100	1,717,500	(817,400)	1,409,200
SPDR Gold Trust	383,700	30,400	(12,500)	401,600
SPDR S&P 500 ETF Trust	3,483,200	2,832,300	—	6,315,500
SPDR S&P Dividend ETF	3,453,200	1,003,900	(476,900)	3,980,200
SPDR S&P International Small Cap ETF	1,241,600	574,100	—	1,815,700
SPDR S&P MidCap 400 ETF Trust	480,400	89,800	(407,400)	162,800

MIST-323

Met Investors Series Trust

SSgA Growth and Income ETF Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Transactions of Affiliated Issuer—(Continued)

Underlying ETF	Net Realized Gain/(Loss) on Sales of Underlying ETF’s	Capital Gain Distributions from Underlying ETF’s	Dividend Income from Underlying ETF’s	Ending Value as of September 30, 2011
SPDR Barclays Capital High Yield Bond ETF	$6,861,397	$—	$19,312,515	$232,756,347
SPDR Dow Jones International Real Estate ETF	3,235,975	—	795,810	45,164,860
SPDR Gold Trust	874,900	—	—	63,484,928
SPDR S&P 500 ETF Trust	—	—	8,014,283	714,725,135
SPDR S&P Dividend ETF	1,882,609	—	4,741,378	193,397,918
SPDR S&P International Small Cap ETF	—	—	220,461	45,610,384
SPDR S&P MidCap 400 ETF Trust	1,896,909	—	505,350	23,138,764

	$14,751,790	$—	$33,589,797	$1,318,278,336

MIST-324

Met Investors Series Trust

SSgA Growth and Income ETF Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the period ended September 30, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2011:

Description	Level 1	Level 2	Level 3	Total
Investment Company Securities	$2,348,302,500	$—	$—	$2,348,302,500
Total Short-Term Investments*	695,152,124	—	—	695,152,124
Total Investments	$3,043,454,624	$—	$—	$3,043,454,624

*	See Schedule of Investments for additional detailed categorizations.

MIST-325

Met Investors Series Trust

SSgA Growth ETF Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Investment Company Securities—98.8% of Net Assets

Security Description	Shares	Value

Investment Company Securities—98.8%
iShares Barclays U.S. Treasury Inflation Protected Securities Fund	126,400	$14,447,520
iShares iBoxx $ Investment Grade Corporate Bond Fund (a)	389,900	43,801,366
iShares MSCI Canada Index Fund (a)	505,000	12,872,450
iShares MSCI EAFE Index Fund	2,066,800	98,689,700
iShares S&P SmallCap 600 Index Fund (a)	235,700	13,788,450
SPDR Barclays Capital High Yield Bond ETF (a) (b)	964,600	34,908,874
SPDR Dow Jones International Real Estate ETF (b)	401,200	12,858,460
SPDR Gold Trust (b)*	123,200	19,475,456
SPDR S&P 500 ETF Trust (a) (b)	2,173,200	245,941,044
SPDR S&P Dividend ETF (a) (b)	1,166,700	56,689,953
SPDR S&P International Small Cap ETF (b)	804,000	20,196,480
SPDR S&P MidCap 400 ETF Trust (a) (b)	192,000	27,288,960
Vanguard MSCI Emerging Markets ETF	1,444,200	51,832,338
Vanguard REIT ETF (a)	522,600	26,584,662
Vanguard Total Bond Market ETF	89,100	7,461,234

Total Investment Company Securities (Cost $712,568,009)		686,836,947

Short-Term Investments—16.6%

Mutual Funds—16.6%
AIM STIT-STIC Prime Portfolio (The)	7,392,878	7,392,878
State Street Navigator Securities Lending Prime Portfolio (c)	108,141,902	108,141,902

Total Short-Term Investments (Cost $115,534,780)		115,534,780

Total Investments—115.4% (Cost $828,102,789#)		802,371,727
Other assets and liabilities (net)—(15.4)%		(106,832,215)

Net Assets—100.0%		$695,539,512

*	Non-income producing security.
#	As of September 30, 2011, the aggregate cost of investments for federal income tax purposes was $828,102,789. The aggregate unrealized appreciation and depreciation of investments were $15,631,218 and $(41,362,280), respectively, resulting in net unrealized depreciation of $(25,731,062) for federal income tax purposes.
(a)	All or a portion of the security was on loan. As of September 30, 2011, the market value of securities loaned was $106,143,429 and the collateral received consisted of cash in the amount of $108,141,902 and non-cash collateral with a value of $2,557,467. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Affiliated Issuer
(c)	Represents investment of cash collateral received from securities lending transactions.
(ETF)—	Exchange-Traded Fund

Transactions of Affiliated Issuers

Underlying ETF	Number of Shares Held at December 31, 2010	Shares Purchased	Shares Sold	Number of Shares Held at September 30, 2011
SPDR Barclays Capital High Yield Bond ETF	1,447,700	628,200	(1,111,300)	964,600
SPDR Dow Jones International Real Estate ETF	174,400	495,200	(268,400)	401,200
SPDR Gold Trust	154,800	4,400	(36,000)	123,200
SPDR S&P 500 ETF Trust	1,443,600	729,600	—	2,173,200
SPDR S&P Dividend ETF	1,174,100	176,900	(184,300)	1,166,700
SPDR S&P International Small Cap ETF	629,900	199,000	(24,900)	804,000
SPDR S&P MidCap 400 ETF Trust	280,800	45,900	(134,700)	192,000

MIST-326

Met Investors Series Trust

SSgA Growth ETF Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Transactions of Affiliated Issuers—(Continued)

Underlying ETF	Net Realized Gain/(Loss) on Sales of Underlying ETF’s	Capital Gain Distributions from Underlying ETF’s	Dividend Income from Underlying ETF’s	Ending Value as of September 30, 2011
SPDR Barclays Capital High Yield Bond ETF	$2,393,502	$—	$3,613,436	$34,908,874
SPDR Dow Jones International Real Estate ETF	1,068,057	—	239,044	12,858,460
SPDR Gold Trust	2,239,725	—	—	19,475,456
SPDR S&P 500 ETF Trust	—	—	3,097,249	245,941,044
SPDR S&P Dividend ETF	694,364	—	1,480,568	56,689,953
SPDR S&P International Small Cap ETF	321,527	—	100,109	20,196,480
SPDR S&P MidCap 400 ETF Trust	5,085,835	—	338,475	27,288,960

	$11,803,010	$—	$8,868,881	$417,359,227

MIST-327

Met Investors Series Trust

SSgA Growth ETF Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the period ended September 30, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2011:

Description	Level 1	Level 2	Level 3	Total
Investment Company Securities	$686,836,947	$—	$—	$686,836,947
Total Short-Term Investments*	115,534,780	—	—	115,534,780
Total Investments	$802,371,727	$—	$—	$802,371,727

*	See Schedule of Investments for additional detailed categorizations.

MIST-328

Met Investors Series Trust

T. Rowe Price Large Cap Value Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stocks—99.3% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—3.0%
Boeing Co. (The)	256,000	$15,490,560
Honeywell International, Inc. (a)	507,000	22,262,370
Lockheed Martin Corp.	194,900	14,157,536
Raytheon Co. (a)	553,000	22,601,110

		74,511,576

Airlines—1.4%
Southwest Airlines Co.	4,530,000	36,421,200

Automobiles—1.3%
General Motors Co.*	1,570,000	31,682,600

Beverages—0.8%
PepsiCo, Inc. (a)	346,000	21,417,400

Biotechnology—1.2%
Amgen, Inc.	532,000	29,233,400

Capital Markets—3.8%
Ameriprise Financial, Inc.	365,000	14,366,400
Goldman Sachs Group, Inc. (The)	137,000	12,953,350
Legg Mason, Inc. (a)	280,000	7,198,800
Morgan Stanley	2,640,000	35,640,000
State Street Corp.	765,000	24,602,400

		94,760,950

Chemicals—0.7%
Monsanto Co.	297,000	17,831,880

Commercial Banks—3.9%
Fifth Third Bancorp.	1,935,000	19,543,500
KeyCorp.	3,165,000	18,768,450
U.S. Bancorp.	1,425,000	33,544,500
Wells Fargo & Co.	1,070,000	25,808,400

		97,664,850

Commercial Services & Supplies—0.2%
Waste Management, Inc. (a)	155,000	5,046,800

Communications Equipment—1.2%
Cisco Systems, Inc.	2,020,000	31,289,800

Computers & Peripherals—0.7%
Dell, Inc.*	410,000	5,801,500
Hewlett-Packard Co.	560,000	12,572,000

		18,373,500

Construction Materials—0.9%
Vulcan Materials Co. (a)	840,000	23,150,400

Consumer Finance—2.3%
American Express Co.	869,000	39,018,100
SLM Corp.	1,505,000	18,737,250

		57,755,350

Diversified Consumer Services—1.0%
H&R Block, Inc. (a)	1,835,000	24,423,850

Security Description	Shares	Value

Diversified Financial Services—4.4%
Bank of America Corp.	5,600,000	$34,272,000
Citigroup, Inc.	295,000	7,557,900
JPMorgan Chase & Co.	2,245,000	67,619,400

		109,449,300

Diversified Telecommunication Services—2.7%
AT&T, Inc.	2,335,000	66,594,200

Electric Utilities—3.5%
Entergy Corp. (a)	575,000	38,116,750
Exelon Corp. (a)	1,171,000	49,896,310

		88,013,060

Electronic Equipment, Instruments & Components—0.9%
TE Connectivity, Ltd.	790,000	22,230,600

Energy Equipment & Services—1.9%
Baker Hughes, Inc.	800,000	36,928,000
Schlumberger, Ltd.	198,000	11,826,540

		48,754,540

Food & Staples Retailing—1.3%
Wal-Mart Stores, Inc.	628,000	32,593,200

Food Products—1.1%
Kellogg Co.	497,000	26,435,430

Health Care Equipment & Supplies—1.4%
Covidien plc	812,000	35,809,200

Household Durables—0.6%
Fortune Brands, Inc.	288,000	15,575,040

Household Products—2.4%
Kimberly-Clark Corp. (a)	329,000	23,362,290
Procter & Gamble Co. (The)	584,000	36,897,120

		60,259,410

Independent Power Producers & Energy Traders—1.4%
NRG Energy, Inc.* (a)	1,605,000	34,042,050

Industrial Conglomerates—4.0%
3M Co.	669,000	48,027,510
General Electric Co.	3,355,000	51,130,200

		99,157,710

Insurance—2.8%
Allstate Corp. (The)	1,065,000	25,229,850
Marsh & McLennan Cos., Inc.	1,740,000	46,179,600

		71,409,450

IT Services—3.8%
International Business Machines Corp.	367,500	64,323,525
Western Union Co.	2,020,000	30,885,800

		95,209,325

MIST-329

Met Investors Series Trust

T. Rowe Price Large Cap Value Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Machinery—1.7%
Illinois Tool Works, Inc. (a)	974,500	$40,539,200
Ingersoll-Rand plc	95,000	2,668,550

		43,207,750

Media—6.4%
AMC Networks, Inc. - Class A* (a)	227,500	7,268,625
Cablevision Systems Corp. - Class A	900,000	14,157,000
Comcast Corp. - Class A	153,270	3,203,343
Comcast Corp. - Special Class A	831,730	17,208,494
Liberty Media Corp. - Liberty Starz - Class A*	173,800	11,046,728
Madison Square Garden, Inc. (The) - Class A* (a)	475,700	10,845,960
Time Warner Cable, Inc.	659,000	41,299,530
Time Warner, Inc. (a)	1,820,000	54,545,400

		159,575,080

Metals & Mining—0.7%
Nucor Corp. (a)	380,000	12,023,200
United States Steel Corp. (a)	305,000	6,713,050

		18,736,250

Multi-Utilities—0.7%
NiSource, Inc. (a)	785,000	16,783,300

Multiline Retail—0.6%
Kohl’s Corp. (a)	291,000	14,288,100

Oil, Gas & Consumable Fuels—14.5%
Chevron Corp.	1,015,000	93,907,800
EQT Corp.	240,000	12,806,400
Exxon Mobil Corp.	1,086,000	78,876,180
Murphy Oil Corp.	810,000	35,769,600
Newfield Exploration Co.*	157,000	6,231,330
Royal Dutch Shell plc (ADR)	692,000	42,571,840
Spectra Energy Corp.	1,735,000	42,559,550
Total S.A. (ADR)	1,140,000	50,011,800

		362,734,500

Paper & Forest Products—1.3%
International Paper Co.	1,422,300	33,068,475

Personal Products—0.9%
Avon Products, Inc.	1,200,000	23,520,000

Pharmaceuticals—7.6%
Johnson & Johnson	918,000	58,485,780
Merck & Co., Inc.	1,925,000	62,966,750
Pfizer, Inc.	3,855,000	68,156,400

		189,608,930

Real Estate Investment Trusts—1.3%
Weyerhaeuser Co. (a)	2,115,000	32,888,250

Real Estate Management & Development—0.6%
St. Joe Co. (The)* (a)	960,000	14,390,400

Road & Rail—2.7%
Canadian Pacific Railway, Ltd. (a)	501,000	24,093,090
Union Pacific Corp.	530,000	43,285,100

		67,378,190

Security Description	Shares	Value

Software—2.7%
Microsoft Corp.	2,715,000	$67,576,350

Specialty Retail—1.9%
Home Depot, Inc. (The)	520,000	17,092,400
Lowe’s Cos., Inc. (a)	1,555,000	30,073,700

		47,166,100

Tobacco—0.4%
Altria Group, Inc.	340,000	9,115,400

Wireless Telecommunication Services—0.7%
Sprint Nextel Corp.*	5,485,000	16,674,400

Total Common Stocks (Cost $3,034,450,748)		2,485,807,546

Short-Term Investments—8.8%

Mutual Funds—8.8%
State Street Navigator Securities Lending Prime Portfolio (b)	204,948,534	204,948,534
T. Rowe Price Government Reserve Investment Fund**	15,493,081	15,493,081

Total Short-Term Investments (Cost $220,441,615)		220,441,615

Total Investments—108.1% (Cost $3,254,892,363#)		2,706,249,161
Other assets and liabilities (net)—(8.1)%		(203,833,489)

Net Assets—100.0%		$2,502,415,672

*	Non-income producing security.
**	Affiliated issuer.
#	As of September 30, 2011, the aggregate cost of investments for federal income tax purposes was $3,254,892,363. Aggregate unrealized appreciation and depreciation of investments were $17,065,641 and $(565,708,843), respectively, resulting in net unrealized depreciation of $(548,643,202) for federal income tax purpose.
(a)	All or a portion of the security was on loan. As of September 30, 2011, the market value of securities loaned was $211,016,553 and the collateral received consisted of cash in the amount of $204,948,534 and non-cash collateral with a value of $17,306,110. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and are held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Represents investment of cash collateral received from securities lending transactions.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

MIST-330

Met Investors Series Trust

T. Rowe Price Large Cap Value Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Transaction of Affiliated Issuer

Security Description	Number of Shares Held at December 31, 2010	Shares Purchased Since December 31, 2010	Shares Sold Since December 31, 2010	Number of Shares Held at September 30, 2011	Realized Gain/(Loss) on Shares Sold	Income For Period Ended September 30, 2011
T. Rowe Price Government Reserve Investment Fund	—	253,243,447	(237,750,366)	15,493,081	$—	$15,487

MIST-331

Met Investors Series Trust

T. Rowe Price Large Cap Value Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the period ended September 30, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2011:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$2,485,807,546	$—	$—	$2,485,807,546
Total Short-Term Investments*	220,441,615	—	—	220,441,615
Total Investments	$2,706,249,161	$—	$—	$2,706,249,161

*	See Schedule of Investments for additional detailed categorizations.

MIST-332

Met Investors Series Trust

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stocks—94.2% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.7%
Goodrich Corp.	103,000	$12,430,040
Rockwell Collins, Inc.	150,000	7,914,000
Textron, Inc. (a)	834,000	14,711,760

		35,055,800

Air Freight & Logistics—0.4%
UTI Worldwide, Inc.	396,000	5,163,840

Beverages—0.3%
Hansen Natural Corp.*	45,000	3,928,050

Biotechnology—2.9%
Alexion Pharmaceuticals, Inc.*	185,000	11,851,100
Human Genome Sciences, Inc.*	390,000	4,949,100
Regeneron Pharmaceuticals, Inc.* (a)	197,000	11,465,400
Theravance, Inc.* (a)	234,000	4,712,760
Vertex Pharmaceuticals, Inc.*	118,000	5,255,720

		38,234,080

Capital Markets—1.3%
Eaton Vance Corp. (a)	266,000	5,923,820
TD Ameritrade Holding Corp.	704,000	10,352,320

		16,276,140

Chemicals—0.5%
Rockwood Holdings, Inc.*	196,000	6,603,240

Commercial Banks—0.5%
TCF Financial Corp. (a)	657,000	6,018,120

Communications Equipment—1.9%
JDS Uniphase Corp.* (a)	1,157,000	11,535,290
Juniper Networks, Inc.*	235,000	4,056,100
Motorola Mobility Holdings, Inc.*	250,000	9,445,000

		25,036,390

Construction & Engineering—1.1%
Quanta Services, Inc.*	780,000	14,656,200

Diversified Consumer Services—0.5%
Weight Watchers International, Inc. (a)	118,000	6,873,500

Diversified Financial Services—2.5%
CBOE Holdings, Inc.	298,000	7,292,060
Interactive Brokers Group, Inc. - Class A	60,000	835,800
IntercontinentalExchange, Inc.*	91,000	10,761,660
MSCI, Inc. - Class A*	438,000	13,284,540

		32,174,060

Electrical Equipment—4.3%
A123 Systems, Inc.* (a)	179,000	615,760
Acuity Brands, Inc. (a)	109,000	3,928,360
AMETEK, Inc.	614,000	20,243,580
Babcock & Wilcox Co.*	606,000	11,847,300
Roper Industries, Inc. (a)	270,000	18,605,700

		55,240,700

Security Description	Shares	Value

Electronic Equipment, Instruments & Components—2.4%
Dolby Laboratories, Inc. - Class A* (a)	299,000	$8,204,560
FLIR Systems, Inc. (a)	404,000	10,120,200
Trimble Navigation, Ltd.*	399,000	13,386,450

		31,711,210

Energy Equipment & Services—2.0%
FMC Technologies, Inc.*	235,000	8,836,000
McDermott International, Inc.*	992,000	10,673,920
Trican Well Service, Ltd.	471,000	6,736,342

		26,246,262

Food & Staples Retailing—2.0%
Shoppers Drug Mart Corp.	452,000	17,771,126
Whole Foods Market, Inc.	115,000	7,510,650

		25,281,776

Health Care Equipment & Supplies—4.7%
C.R. Bard, Inc.	158,000	13,831,320
CareFusion Corp.*	518,000	12,406,100
DENTSPLY International, Inc. (a)	550,000	16,879,500
Edwards Lifesciences Corp.*	100,000	7,128,000
IDEXX Laboratories, Inc.* (a)	158,000	10,897,260

		61,142,180

Health Care Providers & Services—2.8%
Henry Schein, Inc.*	254,000	15,750,540
Laboratory Corp. of America Holdings*	98,000	7,746,900
MEDNAX, Inc.*	103,000	6,451,920
Universal Health Services, Inc. - Class B	199,000	6,766,000

		36,715,360

Health Care Technology—1.2%
Allscripts Healthcare Solutions, Inc.*	414,000	7,460,280
SXC Health Solutions Corp.*	156,000	8,689,200

		16,149,480

Hotels, Restaurants & Leisure—3.7%
Chipotle Mexican Grill, Inc.* (a)	28,000	8,482,600
Choice Hotels International, Inc. (a)	203,000	6,033,160
Marriott International, Inc. - Class A (a)	477,000	12,993,480
Panera Bread Co. - Class A* (a)	70,000	7,275,800
Starbucks Corp.	137,000	5,108,730
Tim Hortons, Inc.	175,000	8,099,000

		47,992,770

Independent Power Producers & Energy Traders—1.3%
Calpine Corp.*	1,208,000	17,008,640

Insurance—3.0%
Aon Corp.	242,000	10,159,160
HCC Insurance Holdings, Inc.	283,000	7,655,150
Principal Financial Group, Inc.	281,000	6,370,270
W.R. Berkley Corp. (a)	276,000	8,194,440
Willis Group Holdings plc	196,000	6,736,520

		39,115,540

Internet & Catalog Retail—0.8%
Liberty Media Corp. - Interactive - Class A*	683,000	10,087,910

MIST-333

Met Investors Series Trust

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Internet Software & Services—0.4%
Rackspace Hosting, Inc.* (a)	138,000	$4,711,320
WebMD Health Corp.*	33,200	1,000,980

		5,712,300

IT Services—5.4%
Amdocs, Ltd.*	474,000	12,854,880
Fiserv, Inc.*	238,000	12,083,260
Gartner, Inc. - Class A*	471,000	16,423,770
Global Payments, Inc.	398,000	16,075,220
Western Union Co.	826,000	12,629,540

		70,066,670

Life Sciences Tools & Services—2.0%
Bruker Corp.*	567,000	7,671,510
Covance, Inc.* (a)	310,000	14,089,500
Illumina, Inc.* (a)	74,000	3,028,080
QIAGEN N.V.* (a)	111,000	1,535,130

		26,324,220

Machinery—4.1%
Crane Co.	118,000	4,211,420
Gardner Denver, Inc. (a)	267,000	16,967,850
IDEX Corp.	378,000	11,778,480
Pall Corp.	303,000	12,847,200
WABCO Holdings, Inc.*	197,000	7,458,420

		53,263,370

Media—2.7%
Discovery Communications, Inc. - Class A*	237,000	8,915,940
Discovery Communications, Inc. - Class C*	268,000	9,420,200
Lamar Advertising Co. - Class A* (a)	429,000	7,305,870
Liberty Media Corp. - Liberty Starz - Class A*	115,000	7,309,400
Madison Square Garden, Inc. (The) - Class A*	100,000	2,280,000

		35,231,410

Metals & Mining—2.8%
Agnico-Eagle Mines, Ltd.	238,000	14,165,760
Franco-Nevada Corp.	314,000	11,456,920
HudBay Minerals, Inc.	393,000	3,753,150
Osisko Mining Corp.*	507,715	6,484,483

		35,860,313

Multiline Retail—2.6%
Dollar General Corp.* (a)	675,000	25,488,000
Kohl’s Corp.	159,000	7,806,900

		33,294,900

Oil, Gas & Consumable Fuels—6.4%
CONSOL Energy, Inc.	398,000	13,504,140
Continental Resources, Inc.* (a)	134,000	6,481,580
EQT Corp.	264,000	14,087,040
Peabody Energy Corp.	99,000	3,354,120
QEP Resources, Inc.	319,000	8,635,330
Quicksilver Resources, Inc.* (a)	466,000	3,532,280
Range Resources Corp. (a)	284,000	16,602,640
SM Energy Co. (a)	159,000	9,643,350

Security Description	Shares	Value

Oil, Gas & Consumable Fuels—(Continued)
Ultra Petroleum Corp.* (a)	267,000	$7,401,240

		83,241,720

Pharmaceuticals—1.2%
Elan Corp. plc (ADR)*	642,000	6,760,260
Valeant Pharmaceuticals International, Inc.	242,000	8,983,040

		15,743,300

Professional Services—3.4%
IHS, Inc. - Class A*	266,000	19,899,460
Manpower, Inc.	358,000	12,035,960
Robert Half International, Inc.	156,000	3,310,320
Verisk Analytics, Inc. - Class A*	240,000	8,344,800

		43,590,540

Real Estate Management & Development—0.4%
Jones Lang LaSalle, Inc.	94,000	4,870,140

Road & Rail—1.1%
Hertz Global Holdings, Inc.* (a)	882,000	7,849,800

Kansas City Southern*	118,000	5,895,280

		13,745,080

Semiconductors & Semiconductor Equipment—6.1%
Altera Corp.	203,000	6,400,590
Atmel Corp.*	796,000	6,423,720
Cree, Inc.* (a)	197,000	5,118,060
First Solar, Inc.* (a)	43,000	2,718,030
Intersil Corp. - Class A	643,000	6,616,470
Marvell Technology Group, Ltd.*	671,000	9,749,630
MEMC Electronic Materials, Inc.* (a)	667,000	3,495,080
Microchip Technology, Inc. (a)	243,000	7,559,730
NVIDIA Corp.*	701,000	8,762,500
PMC-Sierra, Inc.*	318,000	1,901,640
Silicon Laboratories, Inc.* (a)	234,000	7,841,340
Xilinx, Inc. (a)	469,000	12,869,360

		79,456,150

Software—7.0%
Ariba, Inc.* (a)	237,000	6,567,270
Concur Technologies, Inc.* (a)	222,000	8,262,840
FactSet Research Systems, Inc. (a)	115,000	10,231,550
MICROS Systems, Inc.*	235,000	10,318,850
Nuance Communications, Inc.* (a)	1,103,000	22,457,080
Red Hat, Inc.*	358,000	15,129,080
Rovi Corp.* (a)	238,000	10,229,240
TIBCO Software, Inc.*	316,000	7,075,240

		90,271,150

Specialty Retail—2.9%
Bed Bath & Beyond, Inc.*	152,000	8,711,120
CarMax, Inc.* (a)	553,000	13,189,050
O’Reilly Automotive, Inc.*	235,000	15,658,050

		37,558,220

Thrifts & Mortgage Finance—0.4%
BankUnited, Inc. (a)	236,000	4,899,360

MIST-334

Met Investors Series Trust

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/Par Amount	Value

Trading Companies & Distributors—2.5%
Air Lease Corp.* (a)	334,000	$6,412,800
Fastenal Co.	570,000	18,969,600
MSC Industrial Direct Co., Inc. - Class A	119,000	6,718,740

		32,101,140

Total Common Stocks (Cost $1,143,781,370)		1,221,941,231

Preferred Stocks—0.3%

Textiles, Apparel & Luxury Goods—0.3%
Michael Kors Holdings, Ltd.* (b)	86,647	3,990,429

Total Preferred Stocks (Cost $3,990,429)		3,990,429

Convertible Preferred Stock—0.7%

Internet Software & Services—0.7%
Coupons.com, Inc. (Series B)* (b)	592,662	3,255,700
LivingSocial, Inc. (Series E)* (b)	757,490	5,825,098

		9,080,798

Total Convertible Preferred Stock (Indentified Cost $7,536,276)		9,080,798

Convertible Bond—0.1%

Electrical Equipment—0.1%
A123 Systems, Inc. 3.750%, 04/15/16 (Cost—$1,403,000)	$1,403,000	911,950

Short-Term Investments—22.9%

Mutual Funds—22.9%
State Street Navigator Securities Lending Prime Portfolio (c)	232,638,867	232,638,867
T. Rowe Price Government Reserve Investment Fund**	63,888,822	63,888,822

Total Short-Term Investments (Cost $296,527,689)		296,527,689

Total Investments—118.2% (Cost $1,453,238,765#)		1,532,452,097
Other assets and liabilities (net)—(18.2)%		(235,704,620)

Net Assets—100.0%		$1,296,747,477

*	Non-income producing security.
**	Affiliated Issuer.
#	As of September 30, 2011, the aggregate cost of investments for federal income tax purposes was $1,453,238,765. The aggregate unrealized appreciation and depreciation of investments were $189,148,841 and $(109,935,509), respectively, resulting in net unrealized appreciation of $79,213,332 for federal income tax purposes.
(a)	All or a portion of the security was on loan. As of September 30, 2011, the market value of securities loaned was $219,949,384 and the collateral received consisted of cash in the amount of $232,638,867. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Security was valued in good faith under procedures approved by the Board of Trustees.
(c)	Represents investment of cash collateral received from securities lending transactions.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

MIST-335

Met Investors Series Trust

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Transaction of Affiliated Issuer

Security Description	Number of Shares Held at December 31, 2010	Shares Purchased Since December 31, 2010	Shares Sold Since December 31, 2010	Number of Shares Held at September 30, 2011	Realized Gain/(Loss) on shares sold	Income For Period Ended September 30, 2011
T. Rowe Price Government Reserve Investment Fund	77,240,903	196,665,277	(210,017,358)	63,888,822	$(20)	$68,730

MIST-336

Met Investors Series Trust

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the period ended September 30, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2011:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,221,941,231	$—	$—	$1,221,941,231
Total Preferred Stocks*	—	—	3,990,429	3,990,429
Total Convertible Preferred Stock	—	—	9,080,798	9,080,798
Total Convertible Bonds*	—	911,950	—	911,950
Total Short-Term Investments*	296,527,689	—	—	296,527,689
Total Investments	$1,518,468,920	$911,950	$13,071,227	$1,532,452,097

*	See Schedule of Investments for additional detailed categorizations.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2010	Net Purchases	Balance as of September 30, 2011	Change in Unrealized Appreciation/ (Depreciation) for Investments Still Held at September 30, 2011
Preferred Stock	$—	$3,990,429	$3,990,429	$—
Convertible Preferred Stock	—	7,536,276	9,080,798	1,544,522

Total	$—	$11,526,705	$13,071,227	$1,544,522

MIST-337

Met Investors Series Trust

Third Avenue Small Cap Value Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stocks—89.3% of Net Assets

Security Description	Shares	Value

Auto Components—2.6%
Superior Industries International, Inc. (a)	1,941,976	$30,003,529

Beverages—0.5%
Sapporo Holdings, Ltd.	1,597,800	5,945,180

Building Products—0.8%
Insteel Industries, Inc.	855,820	8,618,107

Capital Markets—2.0%
Investment Technology Group, Inc.*	1,257,478	12,310,710
Westwood Holdings Group, Inc.	315,624	10,904,809

		23,215,519

Chemicals—5.5%
Lanxess AG	491,351	23,709,846
Minerals Technologies, Inc.	238,712	11,761,340
Sensient Technologies Corp.	169,152	5,505,898
Stepan Co.	121,558	8,166,266
Westlake Chemical Corp.	399,837	13,706,412

		62,849,762

Commercial Services & Supplies—0.8%
UniFirst Corp.	211,455	9,576,797

Communications Equipment—4.2%
Bel Fuse, Inc. - Class B (a)	517,878	8,073,718
Sycamore Networks, Inc. (a)	947,195	17,096,870
Tellabs, Inc.	5,498,462	23,588,402

		48,758,990

Computers & Peripherals—2.5%
Electronics for Imaging, Inc.*	580,701	7,822,043
Lexmark International, Inc. - Class A*	760,843	20,565,586

		28,387,629

Diversified Financial Services—2.2%
Ackermans & van Haaren N.V.	246,523	17,397,791
Leucadia National Corp.	361,339	8,195,169

		25,592,960

Electrical Equipment—1.4%
Encore Wire Corp.	764,972	15,743,124

Electronic Equipment, Instruments & Components—6.1%
AVX Corp.	1,824,452	21,656,245
Electro Scientific Industries, Inc.* (a)	680,615	8,092,512
Ingram Micro, Inc. - Class A*	1,627,451	26,250,785
Park Electrochemical Corp.	656,525	14,029,939

		70,029,481

Energy Equipment & Services—5.0%
Bristow Group, Inc.	501,134	21,263,116
Pioneer Drilling Co.*	601,502	4,318,784
SEACOR Holdings, Inc.	260,778	20,917,003
Tidewater, Inc.	263,132	11,064,701

		57,563,604

Security Description	Shares	Value

Food Products—2.3%
Viterra, Inc.	2,608,750	$25,886,634

Health Care Equipment & Supplies—1.6%
Haemonetics Corp.*	14,449	844,977
Teleflex, Inc.	332,100	17,857,017

		18,701,994

Health Care Providers & Services—1.0%
Cross Country Healthcare, Inc.* (a)	2,693,084	11,257,091

Hotels, Restaurants & Leisure—2.6%
Vail Resorts, Inc.	776,195	29,332,409

Household Durables—4.4%
Cavco Industries, Inc.* (a)	787,653	27,126,769
M.D.C. Holdings, Inc.	144,759	2,452,218
Skyline Corp. (a)	1,130,807	10,799,207
Stanley Furniture Co., Inc.* (a)	3,543,535	10,453,428

		50,831,622

Insurance—8.4%
Arch Capital Group, Ltd.*	420,650	13,744,739
E-L Financial Corp.	39,455	15,240,491
HCC Insurance Holdings, Inc.	911,611	24,659,077
Montpelier Re Holdings, Ltd.	1,917,672	33,904,441
National Western Life Insurance Co. - Class A	63,042	8,542,191

		96,090,939

IT Services—3.1%
Broadridge Financial Solutions, Inc.	808,976	16,292,777
ManTech International Corp.	623,037	19,550,901

		35,843,678

Leisure Equipment & Products—1.0%
JAKKS Pacific, Inc.	601,025	11,389,424

Life Sciences Tools & Services—1.3%
Pharmaceutical Product Development, Inc.	563,646	14,463,156

Machinery—2.8%
Alamo Group, Inc.	540,929	11,245,914
Oshkosh Corp.*	1,094,923	17,234,088
Wacker Neuson SE	295,525	3,359,961

		31,839,963

Marine—2.2%
Alexander & Baldwin, Inc.	696,247	25,433,903

Media—3.5%
Liberty Media Corp. - Liberty Starz - Class A*	308,085	19,581,883
Madison Square Garden, Inc. (The) - Class A*	879,479	20,052,121

		39,634,004

Metals & Mining—1.6%
Kaiser Aluminum Corp.	421,746	18,674,913

MIST-338

Met Investors Series Trust

Third Avenue Small Cap Value Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stocks—(Continued)
Security Description	Shares	Value

Oil, Gas & Consumable Fuels—1.4%
Cimarex Energy Co.	90,000	$5,013,000
SemGroup Corp. - Class A*	544,184	10,861,913

		15,874,913

Paper & Forest Products—4.7%
Canfor Corp.*	3,401,000	34,239,134
Glatfelter	1,485,792	19,627,312

		53,866,446

Professional Services—0.9%
ICF International, Inc.*	575,398	10,823,236

Real Estate Investment Trusts—0.3%
Excel Trust, Inc.	295,371	2,841,469
Origen Financial, Inc.*	811,331	1,135,863

		3,977,332

Real Estate Management & Development—5.0%
Brookfield Asset Management, Inc. - Class A	448,778	12,363,834
Hang Lung Group, Ltd.	3,638,000	18,507,145
Wheelock & Co., Ltd.	9,081,000	26,557,650

		57,428,629

Semiconductors & Semiconductor Equipment—1.0%
MEMC Electronic Materials, Inc.*	2,218,521	11,625,050

Software—1.5%
Synopsys, Inc.*	721,786	17,582,707

Specialty Retail—3.2%
Aeropostale, Inc.*	434,750	4,699,648
American Eagle Outfitters, Inc.	1,009,471	11,831,000
Haverty Furniture Cos., Inc. (a)	1,966,587	19,646,204

		36,176,852

Textiles, Apparel & Luxury Goods—1.0%
K-Swiss, Inc. - Class A* (a)	2,703,819	11,491,231

Thrifts & Mortgage Finance—0.9%
First Niagara Financial Group, Inc.	551,909	5,049,967
Kearny Financial Corp.	660,494	5,838,767

		10,888,734

Total Common Stocks (Cost $1,135,222,351)		1,025,399,542

Short-Term Investments—10.7%
Security Description	Par Amount	Value

Repurchase Agreements—10.7%

Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/11 at 0.010% to be repurchased at $123,359,103 on 10/03/11, collateralized by $10,430,000 Federal Home Loan Mortgage Corp. at 5.870% due 01/05/27 with a value of $10,690,750; by $2,980,000 Federal Farm Credit Bank at 4.500% due 07/13/26 with a value of $3,061,950; by $12,085,000 Federal Home Loan Bank at 5.250% due 12/11/20 with a value of $14,940,081; by $18,125,000 Federal Home Loan Bank at 5.250% due 08/08/33 with a value of $22,837,500; and by $73,290,000 Federal Home Loan Mortgage Corp. at 3.250% due 11/10/20 with a value of $74,297,738.

	$123,359,000	$123,359,000

Total Short-Term Investments (Cost $123,359,000)		123,359,000

Total Investments—100.0% (Cost $1,258,581,351#)		1,148,758,542
Other assets and liabilities (net)—0.0%		(75,396)

Net Assets—100.0%		$1,148,683,146

*	Non-income producing security.
#	As of September 30, 2011, the aggregate cost of investments for federal income tax purposes was $1,258,581,351. The aggregate unrealized appreciation and depreciation of investments were $87,708,759 and $(197,531,568), respectively, resulting in net unrealized depreciation of $(109,822,809) for federal income tax purpose.
(a)	Affiliated issuer.

MIST-339

Met Investors Series Trust

Third Avenue Small Cap Value Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Transactions of Affiliated Issuers

A summary of Portfolio’s transactions in the securities of affiliated issuers during the period ended September 30, 2011 was as follows:

Security Description	Number of Shares Held at December 31, 2010	Shares Purchased	Shares Sold	Number of Shares Held at September 30, 2011
Bel Fuse, Inc.—Class B	281,261	236,617	—	517,878
Cavco Industries, Inc.	787,653	—	—	787,653
Cross Country Healthcare, Inc.	2,684,784	25,000	(16,700)	2,693,084
Electro Scientific Industries, Inc.	1,427,802	—	(747,187)	680,615
Haverty Furniture Cos., Inc.	1,966,587	—	—	1,966,587
K-Swiss, Inc.—Class A	2,830,169	—	(126,350)	2,703,819
Skyline Corp.	1,275,713	1,172	(146,078)	1,130,807
Stanley Furniture Co., Inc.	3,627,538	—	(84,003)	3,543,535
Superior Industries International, Inc.	2,243,637	—	(301,661)	1,941,976
Sycamore Networks, Inc.	1,884,001	—	(936,806)	947,195

Security Description	Net Realized Gain/(Loss)	Return of Capital	Dividend Income	Ending Value as of September 30, 2011
Bel Fuse, Inc.—Class B	$—	$—	$71,673	$8,073,718
Cavco Industries, Inc.	—	—	—	27,126,769
Cross Country Healthcare, Inc.	(163,599)	—	—	11,257,091
Electro Scientific Industries, Inc.	(715,306)	—	—	8,092,512
Haverty Furniture Cos., Inc.	—	—	—	19,646,204
K-Swiss, Inc.—Class A	(2,914,392)	—	—	11,491,231
Skyline Corp.	(1,420,370)	—	427,649	10,799,207
Stanley Furniture Co., Inc.	(1,542,557)	—	—	10,453,428
Superior Industries International, Inc.	(266,847)	—	960,325	30,003,529
Sycamore Networks, Inc.	(11,291,434)	—	—	17,096,870

	$(18,314,505)	$—	$1,459,647	$154,040,559

MIST-340

Met Investors Series Trust

Third Avenue Small Cap Value Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the period ended September 30, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2011:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Auto Components	$30,003,529	$—	$—	$30,003,529
Beverages	—	5,945,180	—	5,945,180
Building Products	8,618,107	—	—	8,618,107
Capital Markets	23,215,519	—	—	23,215,519
Chemicals	39,139,916	23,709,846	—	62,849,762
Commercial Services & Supplies	9,576,797	—	—	9,576,797
Communications Equipment	48,758,990	—	—	48,758,990
Computers & Peripherals	28,387,629	—	—	28,387,629
Diversified Financial Services	8,195,169	17,397,791	—	25,592,960
Electrical Equipment	15,743,124	—	—	15,743,124
Electronic Equipment, Instruments & Components	70,029,481	—	—	70,029,481
Energy Equipment & Services	57,563,604	—	—	57,563,604
Food Products	25,886,634	—	—	25,886,634
Health Care Equipment & Supplies	18,701,994	—	—	18,701,994
Health Care Providers & Services	11,257,091	—	—	11,257,091
Hotels, Restaurants & Leisure	29,332,409	—	—	29,332,409
Household Durables	50,831,622	—	—	50,831,622
Insurance	96,090,939	—	—	96,090,939
IT Services	35,843,678	—	—	35,843,678
Leisure Equipment & Products	11,389,424	—	—	11,389,424
Life Sciences Tools & Services	14,463,156	—	—	14,463,156
Machinery	28,480,002	3,359,961	—	31,839,963
Marine	25,433,903	—	—	25,433,903
Media	39,634,004	—	—	39,634,004
Metals & Mining	18,674,913	—	—	18,674,913
Oil, Gas & Consumable Fuels	15,874,913	—	—	15,874,913
Paper & Forest Products	53,866,446	—	—	53,866,446
Professional Services	10,823,236	—	—	10,823,236
Real Estate Investment Trusts	3,977,332	—	—	3,977,332
Real Estate Management & Development	12,363,834	45,064,795	—	57,428,629
Semiconductors & Semiconductor Equipment	11,625,050	—	—	11,625,050
Software	17,582,707	—	—	17,582,707
Specialty Retail	36,176,852	—	—	36,176,852
Textiles, Apparel & Luxury Goods	11,491,231	—	—	11,491,231
Thrifts & Mortgage Finance	10,888,734	—	—	10,888,734
Total Common Stocks	929,921,969	95,477,573	—	1,025,399,542
Total Short-Term Investment*	—	123,359,000	—	123,359,000
Total Investments	$929,921,969	$218,836,573	$—	$1,148,758,542

*	See Schedule of Investments for additional detailed categorizations.

MIST-341

Met Investors Series Trust

Turner Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stocks—98.9% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.6%
Hexcel Corp.*	61,440	$1,361,510
Triumph Group, Inc. (a)	60,620	2,954,619

		4,316,129

Air Freight & Logistics—1.2%
Expeditors International of Washington, Inc.	78,890	3,198,990

Airlines—1.6%
United Continental Holdings, Inc.* (a)	213,361	4,134,936

Auto Components—1.2%
BorgWarner, Inc.* (a)	52,320	3,166,930

Automobiles—0.9%
Harley-Davidson, Inc. (a)	70,800	2,430,564

Beverages—2.4%
Dr Pepper Snapple Group, Inc.	77,270	2,996,530
Hansen Natural Corp.*	39,030	3,406,929

		6,403,459

Biotechnology—3.4%
Alexion Pharmaceuticals, Inc.*	74,290	4,759,017
Cepheid, Inc.* (a)	56,950	2,211,369
Onyx Pharmaceuticals, Inc.*	39,450	1,183,895
Pharmasset, Inc.* (a)	11,860	976,908

		9,131,189

Building Products—0.6%
Owens Corning, Inc.*	73,150	1,585,892

Capital Markets—1.2%
Affiliated Managers Group, Inc.*	41,810	3,263,271

Chemicals—4.3%
Airgas, Inc.	41,860	2,671,505
Albemarle Corp.	19,550	789,820
CF Industries Holdings, Inc.	23,710	2,925,577
FMC Corp.	32,200	2,226,952
PPG Industries, Inc.	38,590	2,726,769

		11,340,623

Commercial Banks—0.9%
Signature Bank*	52,970	2,528,258

Commercial Services & Supplies—0.5%
Clean Harbors, Inc.*	26,700	1,369,710

Communications Equipment—2.1%
Acme Packet, Inc.* (a)	41,210	1,755,134
F5 Networks, Inc.*	54,086	3,842,810

		5,597,944

Computers & Peripherals—1.5%
SanDisk Corp.*	96,700	3,901,845

Containers & Packaging—0.7%
Crown Holdings, Inc.*	61,380	1,878,842

Security Description	Shares	Value

Diversified Financial Services—0.6%
MSCI, Inc. - Class A*	51,080	$1,549,256

Electrical Equipment—0.8%
Rockwell Automation, Inc.	37,110	2,078,160

Energy Equipment & Services—2.5%
Cameron International Corp.*	96,980	4,028,549
Rowan Cos., Inc.*	87,470	2,640,719

		6,669,268

Food & Staples Retailing—2.0%
Whole Foods Market, Inc.	82,760	5,405,056

Food Products—4.8%
Green Mountain Coffee Roasters, Inc.* (a)	55,590	5,166,535
Hershey Co. (The)	62,470	3,700,723
Mead Johnson Nutrition Co.	55,410	3,813,870

		12,681,128

Health Care Equipment & Supplies—2.3%
Cooper Cos., Inc. (The)	26,520	2,099,058
Edwards Lifesciences Corp.*	25,290	1,802,671
Intuitive Surgical, Inc.*	6,430	2,342,321

		6,244,050

Health Care Providers & Services—1.8%
AmerisourceBergen Corp.	89,570	3,338,274
Catalyst Health Solutions, Inc.*	26,660	1,538,015

		4,876,289

Health Care Technology—2.7%
Cerner Corp.* (a)	54,310	3,721,321
Quality Systems, Inc. (a)	14,410	1,397,770
SXC Health Solutions Corp.*	36,340	2,024,138

		7,143,229

Hotels, Restaurants & Leisure—6.6%
Arcos Dorados Holdings, Inc. - Class A (a)	86,230	1,999,674
Chipotle Mexican Grill, Inc.*	11,170	3,383,951
MGM Resorts International*	206,340	1,916,899
Penn National Gaming, Inc.*	66,130	2,201,468
Starwood Hotels & Resorts Worldwide, Inc.	106,880	4,149,081
Wynn Resorts, Ltd.	34,000	3,912,720

		17,563,793

Household Durables—1.2%
Tempur-Pedic International, Inc.* (a)	62,980	3,313,378

Insurance—0.9%
Aon Corp.	59,540	2,499,489

Internet & Catalog Retail—1.1%
Expedia, Inc. (a)	111,060	2,859,795

Internet Software & Services—1.4%
OpenTable, Inc.* (a)	28,030	1,289,660
SINA Corp.* (a)	32,305	2,313,361

		3,603,021

MIST-342

Met Investors Series Trust

Turner Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

IT Services—3.9%
Teradata Corp.*	73,210	$3,918,931
VeriFone Systems, Inc.*	75,030	2,627,551
Western Union Co.	246,120	3,763,175

		10,309,657

Machinery—4.8%
AGCO Corp.*	55,040	1,902,733
Cummins, Inc.	47,370	3,868,234
Joy Global, Inc.	57,350	3,577,493
Parker Hannifin Corp.	28,270	1,784,685
Stanley Black & Decker, Inc.	36,310	1,782,821

		12,915,966

Marine—0.5%
Kirby Corp.* (a)	26,340	1,386,538

Metals & Mining—1.3%
Cliffs Natural Resources, Inc.	43,000	2,200,310
Silver Wheaton Corp. (a)	39,570	1,165,336

		3,365,646

Multiline Retail—1.7%
Nordstrom, Inc.	101,560	4,639,261

Oil, Gas & Consumable Fuels—6.2%
Cabot Oil & Gas Corp.	41,400	2,563,074
Concho Resources, Inc.*	55,210	3,927,639
El Paso Corp.	164,570	2,876,684
Peabody Energy Corp.	73,260	2,482,049
QEP Resources, Inc.	71,770	1,942,814
SM Energy Co.	42,990	2,607,343

		16,399,603

Pharmaceuticals—4.0%
Medicis Pharmaceutical Corp. - Class A (a)	47,440	1,730,611
Perrigo Co. (a)	40,151	3,899,064
Watson Pharmaceuticals, Inc.*	73,730	5,032,072

		10,661,747

Real Estate Investment Trusts—0.8%
Boston Properties, Inc. (a)	25,480	2,270,268

Road & Rail—0.5%
Kansas City Southern*	27,600	1,378,896

Semiconductors & Semiconductor Equipment—8.1%
Altera Corp.	120,530	3,800,311
Avago Technologies, Ltd.	125,950	4,127,382
Broadcom Corp. - Class A	177,970	5,924,621
Cypress Semiconductor Corp.* (a)	208,020	3,114,059
Lam Research Corp.*	88,880	3,375,662
OmniVision Technologies, Inc.* (a)	89,840	1,261,354

		21,603,389

Software—6.6%
Citrix Systems, Inc.*	65,120	3,550,994
Electronic Arts, Inc.*	182,180	3,725,581
Fortinet, Inc.*	73,580	1,236,144
Salesforce.com, Inc.*	28,740	3,284,407

Security Description	Shares/Par Amount	Value

Software—(Continued)
SuccessFactors, Inc.* (a)	165,790	$3,811,512
TIBCO Software, Inc.*	87,990	1,970,096

		17,578,734

Specialty Retail—3.3%
Abercrombie & Fitch Co. - Class A	68,490	4,216,245
Bed Bath & Beyond, Inc.*	77,630	4,448,975

		8,665,220

Textiles, Apparel & Luxury Goods—3.8%
Coach, Inc.	57,230	2,966,231
Deckers Outdoor Corp.* (a)	31,980	2,982,455
Lululemon Athletica, Inc.*	41,370	2,012,650
Under Armour, Inc. - Class A* (a)	31,400	2,085,274

		10,046,610

Wireless Telecommunication Services—0.6%
NII Holdings, Inc.*	57,770	1,556,902

Total Common Stocks (Cost $256,412,513)		263,512,931

Short-Term Investments—22.1%

Mutual Funds—21.0%
State Street Navigator Securities Lending Prime Portfolio (b)	55,822,021	55,822,021

Repurchase Agreement—1.1%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/11 at 0.010% to be repurchased at $2,964,002 on 10/03/11, collateralized by $2,985,000 Federal Home Loan Mortgage Corp. at 3.250% due 11/10/20 with a value of $3,026,044	$2,964,000	2,964,000

Total Short-Term Investments (Cost $58,786,021)		58,786,021

Total Investments—121.0% (Cost $315,198,534#)		322,298,952
Other assets and liabilities (net)—(21.0)%		(55,943,326)

Net Assets—100.0%		$266,355,626

*	Non-income producing security.
#	As of September 30, 2011, the aggregate cost of investments for federal income tax purposes was $315,198,534. The aggregate unrealized appreciation and depreciation of investments were $31,212,424 and $(24,112,006), respectively, resulting in net unrealized appreciation of $7,100,418 for federal income tax purposes.
(a)	All or a portion of the security was on loan. As of September 30, 2011, the market value of securities loaned was $52,967,215 and the collateral received consisted of cash in the amount of $55,822,021. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Represents investment of cash collateral received from securities lending transactions.

MIST-343

Met Investors Series Trust

Turner Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the period ended September 30, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2011:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$263,512,931	$—	$—	$263,512,931
Short-Term Investments
Mutual Funds	55,822,021	—	—	55,822,021
Repurchase Agreement	—	2,964,000	—	2,964,000
Total Short-Term Investments	55,822,021	2,964,000	—	58,786,021
Total Investments	$319,334,952	$2,964,000	$—	$322,298,952

*	See Schedule of Investments for additional detailed categorizations.

MIST-344

Met Investors Series Trust

Van Kampen Comstock Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stocks—95.2% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.2%
Honeywell International, Inc.	504,413	$22,148,775
Textron, Inc. (a)	902,759	15,924,669

		38,073,444

Automobiles—1.2%
General Motors Co.*	1,023,902	20,662,342

Beverages—1.3%
Coca-Cola Co. (The)	209,254	14,137,200
PepsiCo, Inc.	144,558	8,948,140

		23,085,340

Capital Markets—3.6%
Bank of New York Mellon Corp.	1,416,766	26,337,680
Goldman Sachs Group, Inc. (The)	162,315	15,346,883
Morgan Stanley	1,022,490	13,803,615
State Street Corp.	219,525	7,059,924

		62,548,102

Commercial Banks—4.3%
Fifth Third Bancorp.	1,065,775	10,764,327
PNC Financial Services Group, Inc.	508,154	24,487,941
U.S. Bancorp.	491,157	11,561,836
Wells Fargo & Co.	1,185,833	28,602,292

		75,416,396

Communications Equipment—1.0%
Cisco Systems, Inc.	1,085,689	16,817,323

Computers & Peripherals—2.7%
Dell, Inc.*	1,301,077	18,410,240
Hewlett-Packard Co.	1,316,567	29,556,929

		47,967,169

Diversified Financial Services—5.6%
Bank of America Corp.	2,892,009	17,699,095
Citigroup, Inc.	1,432,207	36,693,143
JPMorgan Chase & Co.	1,449,871	43,670,115

		98,062,353

Diversified Telecommunication Services—2.9%
AT&T, Inc.	718,397	20,488,683
Verizon Communications, Inc. (a)	818,489	30,120,395

		50,609,078

Electric Utilities—3.2%
FirstEnergy Corp.	517,111	23,223,455
PPL Corp.	1,131,123	32,282,250

		55,505,705

Electrical Equipment—0.7%
Emerson Electric Co.	280,129	11,572,129

Energy Equipment & Services—3.6%
Halliburton Co.	1,106,440	33,768,549
Noble Corp.*	291,526	8,556,288
Weatherford International, Ltd.*	1,706,758	20,839,515

		63,164,352

Security Description	Shares	Value

Food & Staples Retailing—2.9%
CVS Caremark Corp.	919,990	$30,893,264
Wal-Mart Stores, Inc.	385,642	20,014,820

		50,908,084

Food Products—4.5%
Kraft Foods, Inc. - Class A	1,264,351	42,456,907
Unilever N.V.	1,130,619	35,603,192

		78,060,099

Health Care Providers & Services—3.9%
Cardinal Health, Inc.	449,790	18,837,205
UnitedHealth Group, Inc.	713,728	32,917,135
WellPoint, Inc.	256,142	16,720,950

		68,475,290

Household Products—0.4%
Procter & Gamble Co. (The)	113,310	7,158,926

Industrial Conglomerates—1.4%
General Electric Co.	1,604,861	24,458,082

Insurance—4.5%
Aflac, Inc.	162,554	5,681,262
Allstate Corp. (The)	1,454,168	34,449,240
Chubb Corp. (The) (a)	172,961	10,375,930
Torchmark Corp. (a)	256,338	8,935,943
Travelers Cos., Inc. (The) (a)	391,125	19,059,521

		78,501,896

Internet Software & Services—3.9%
eBay, Inc.*	1,220,388	35,989,242
Yahoo!, Inc.* (a)	2,491,478	32,787,851

		68,777,093

IT Services—0.3%
Western Union Co.	286,397	4,379,010

Machinery—1.4%
Ingersoll-Rand plc (a)	887,831	24,939,173

Media—10.5%
Comcast Corp. - Class A	3,105,562	64,906,246
News Corp. - Class B	1,695,202	26,428,199
Time Warner Cable, Inc.	516,893	32,393,684
Time Warner, Inc.	611,282	18,320,122
Viacom, Inc. - Class B	1,082,798	41,947,594

		183,995,845

Metals & Mining—1.0%
Alcoa, Inc. (a)	1,849,215	17,696,987

Multi-Utilities—0.2%
Sempra Energy	57,481	2,960,271

Multiline Retail—1.1%
Macy’s, Inc.	217,203	5,716,783
Target Corp.	268,516	13,168,025

		18,884,808

MIST-345

Met Investors Series Trust

Van Kampen Comstock Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

Common Stocks—(Continued)
Security Description	Shares	Value

Oil, Gas & Consumable Fuels—7.3%
BP plc (ADR) (a)	871,330	$31,428,873
Chesapeake Energy Corp. (a)	491,863	12,567,100
Chevron Corp.	377,290	34,906,871
Murphy Oil Corp.	366,520	16,185,523
Royal Dutch Shell plc (ADR)	543,250	33,420,740

		128,509,107

Paper & Forest Products—2.8%
International Paper Co. (a)	2,075,861	48,263,768

Personal Products—0.4%
Avon Products, Inc.	346,086	6,783,286

Pharmaceuticals—9.5%
Abbott Laboratories	168,899	8,637,495
Bristol-Myers Squibb Co. (a)	1,415,084	44,405,336
GlaxoSmithKline plc (ADR)	541,310	22,350,690
Merck & Co., Inc.	969,807	31,722,387
Pfizer, Inc.	2,494,693	44,106,172
Roche Holding AG (ADR)	391,276	15,737,121

		166,959,201

Semiconductors & Semiconductor Equipment—1.0%
Intel Corp.	583,907	12,454,736
KLA-Tencor Corp. (a)	151,862	5,813,278

		18,268,014

Software—2.5%
Microsoft Corp.	1,734,373	43,168,544

Specialty Retail—2.4%
Home Depot, Inc. (The)	366,262	12,039,032
Lowe’s Cos., Inc.	787,596	15,232,107
Staples, Inc.	1,077,578	14,331,787

		41,602,926

Wireless Telecommunication Services—1.0%
Vodafone Group plc (ADR)	712,837	18,284,269

Total Common Stocks (Cost $1,777,634,435)		1,664,518,412

Short-Term Investments—10.5%
Security Description	Shares/Par Amount	Value

Mutual Funds—5.8%
State Street Navigator Securities Lending Prime Portfolio (b)	101,425,362	$101,425,362

Repurchase Agreements — 4.7%

Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/11 at 0.010% to be repurchased at $82,448,069 on 10/03/11, collateralized by $510,000 Fedreal Farm Credit Bank at 1.125% due 02/27/14 with a value of $517,013; by $1,005,000 Federal Home Loan Mortgage Association at 3.525% due 09/30/19 with a value of $1,020,075; by $1,450,000 Federal National Mortgage Association at 6.625% due 11/15/30 with a value of $2,169,563; by $825,000 Federal National Mortgage Association at 4.125% due 04/15/14 with value of $914,719; by $395,000 Federal National Mortgage Association at 4.375% due 10/15/15 with value of $455,238; by $17,045,000 Federal National Mortgage Association at 5.500% due 12/27/22 with value of $18,280,763; by $22,000,000 Federal Home Loan Mortgage Association at 1.375% due 02/25/14 with value of $22,467,500; by $1,540,000 Federal National Mortgage Association at 2.750% due 03/13/14 with value of $1,622,775; by $34,505,000 U.S. Treasury Note at 1.500% due 12/31/13 with value of $35,540,150; and by $1,080,000 U.S. Treasury Note at 1.375% due 11/30/15 with value of $1,112,400.

	$82,448,000	82,448,000

Total Short-Term Investments (Cost $183,873,362)		183,873,362

Total Investments—105.7% (Cost $1,961,507,797#)		1,848,391,774
Other assets and liabilities (net)—(5.7)%		(99,123,181)

Net Assets—100.0%		$1,749,268,593

*	Non-income producing security.
#	As of September 30, 2011, the aggregate cost of investments for federal income tax purposes was $1,961,507,797. The aggregate unrealized appreciation and depreciation of investments were $101,096,313 and $(214,212,336), respectively, resulting in net unrealized depreciation of $(113,116,023) for federal income tax purposes.
(a)	All or a portion of the security was on loan. As of September 30, 2011, the market value of securities loaned was $94,176,519 and the collateral received consisted of cash in the amount of $101,425,362. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Represents investment of cash collateral received from securities lending transactions.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

MIST-346

Met Investors Series Trust

Van Kampen Comstock Portfolio

Schedule of Investments as of September 30, 2011 (Unaudited)

FAIR VALUE HIERARCHY

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. For a change in the methodology used, transfers between levels will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2 deemed significant, if any, will be disclosed following the valuation table below. For the period ended September 30, 2011, there were no transfers between Levels 1 and 2. A reconciliation of Level 3 securities, if any, will also be disclosed following the valuation table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2011:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,664,518,412	$—	$—	$1,664,518,412
Short-Term Investments
Mutual Funds	101,425,362	—	—	101,425,362
Repurchase Agreements	—	82,448,000	—	82,448,000
Total Short-Term Investments	101,425,362	82,448,000	—	183,873,362
Total Investments	$1,765,943,774	$82,448,000	$—	$1,848,391,774

*	See Schedule of Investments for additional detailed categorizations.

MIST-347

Met Investors Series Trust

Notes to Schedule of Investments

Investment Valuation:

Debt securities (other than short term obligations with a remaining maturity of sixty days or less) including corporate, convertible and municipal bonds and notes; U.S. government agencies; U.S. treasury obligations; sovereign issues; bank loans; and non-U.S. bonds are generally valued on the basis of evaluated or composite bid quotations obtained by independent pricing services and/or brokers and dealers selected by MetLife Advisers, LLC (“MLA” or the “Adviser”), an affiliate of MetLife, Inc., or the relevant Subadviser pursuant to authorization of the Board of Trustees of the Portfolio (the “Board”). Such quotations use inputs that are observable including, among other things, issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also generally valued on the basis of evaluated or composite bid quotations obtained by independent pricing services and/or brokers and dealers selected by the Adviser or relevant Subadviser pursuant to authorization of the Board. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows for each tranche, market-based yield spreads for each tranche, current market data and incorporates deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Short term obligations with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair market value and are categorized as Level 2 within the fair value hierarchy.

Equity securities such as common stock, exchange-traded funds and preferred stock that are traded on a national securities exchange or other exchanges are generally valued at their last sale price on the principal trading market. Equity securities traded on a national securities exchange or other exchanges for which there is no reported sale during the day are valued at the last reported bid price. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for that security by the Board or its delegates. If no closing price is available, then such securities are valued at the last reported bid price. Equity securities traded over-the-counter are generally valued at the last reported sales price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets or valued by reference to similar instruments are categorized as Level 2 within the fair value hierarchy.

Equity securities which are listed on foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the bid price. Valuation adjustments may be applied to certain equity securities that are solely traded on foreign exchanges closing before the U.S. market to account for the market movement between the close of the foreign exchanges and the close of the U.S. market. The Portfolio may use a systematic fair valuation model provided by an independent third party to value securities principally traded in these foreign markets closing before the U.S. market in order to adjust for possible stale pricing that may occur between the close of these foreign exchanges and the time of the Portfolio valuation. Securities using these valuation adjustments are categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported net asset value per share and are categorized as Level 1 within the fair value hierarchy.

Forward foreign currency exchange contracts are valued based on the mean between closing bid and asked prices of the forward currency rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer. These contracts are categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, are valued at the last sales price available as of the close of business on the day of valuation or, if there is no such sale price available, at the bid price. Options on currencies are valued at the spot price each day. These types of options are categorized as Level 1 within the fair value hierarchy. Other options traded on inactive markets where a broker quotation is received or options valued by an evaluated quote provided by an independent pricing vendor are categorized as Level 2 within the fair value hierarchy.

MIST-348

Met Investors Series Trust

Notes to Schedule of Investments

Futures contracts, which are traded on commodity exchanges, are valued at their closing prices as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy. Futures contracts traded on inactive markets where a broker quotation is received are categorized as Level 2 within the fair value hierarchy. As a general matter, futures contracts are marked-to-market daily.

Options, futures and swap contracts that are traded over-the-counter are generally valued on the basis of broker dealer quotations or pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves and exchange rates. These contracts are categorized as Level 2 within the fair value hierarchy.

If no current market value quotation or other observable inputs are readily available or reliable for a security, the fair value of the security will be determined in accordance with procedures approved by and under the general supervision of the Board. The Board has delegated the determination in good faith of the fair value of securities for which current market quotations are not readily available to a Valuation Committee established by the Board. Market quotes and other observable inputs are considered not readily available in circumstances where there is an absence of current or reliable market-based data. In addition, market quotes would be considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. When the Portfolio uses fair value pricing, it may take into account any factors it deems appropriate, including significant unobservable inputs. The value of securities used by the Portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments and the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. These securities are categorized as Level 3 within the fair value hierarchy.

Investments in mutual funds (other than exchange-traded funds (“ETFs”)) are valued at their closing daily NAVs. The NAV of a Portfolio that invests in one or more mutual funds is calculated on the basis of the NAVs of the mutual funds in which the Portfolio invests. For information about the use of fair value pricing by the mutual funds in which a Portfolio invests, please refer to the prospectuses of the mutual funds.

Investments in the Underlying ETFs are valued at the closing market quotation for their shares. The net asset value of the Portfolio is calculated based on the market values of the Underlying ETFs in which the Portfolio invests. For information about the use of fair value pricing by the Underlying ETFs, please refer to the prospectuses for such Underlying ETFs.

For information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s most recent Semiannual or Annual Report.

MIST-349

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MET INVESTORS SERIES TRUST

By:	/S/ ELIZABETH M. FORGET
Elizabeth M. Forget
President

Date:	November 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ ELIZABETH M. FORGET
Elizabeth M. Forget
President

Date:	November 29, 2011

By:	/S/ JEFFREY A. TUPPER
Jeffrey A. Tupper
Chief Financial Officer and Treasurer

Date:	November 29, 2011